UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04878

SEI Institutional Managed Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: September 30, 2013

Date of reporting period: September 30, 2013

Item 1. Reports to Stockholders.

September 30, 2013

ANNUAL REPORT

SEI Institutional Managed Trust

† Large Cap Fund

† Large Cap Value Fund

† Large Cap Growth Fund

† Tax-Managed Large Cap Fund

† S&P 500 Index Fund

† Small Cap Fund

† Small Cap Value Fund

† Small Cap Growth Fund

† Tax-Managed Small/Mid Cap Fund

† Mid-Cap Fund

† U.S. Managed Volatility Fund

† Global Managed Volatility Fund

† Tax-Managed Managed Volatility Fund

† Real Estate Fund

† Enhanced Income Fund

† Core Fixed Income Fund

† U.S. Fixed Income Fund

† High Yield Bond Fund

† Real Return Fund

† Multi-Strategy Alternative Fund

† Multi-Asset Accumulation Fund

† Multi-Asset Income Fund

† Multi-Asset Inflation Managed Fund

† Multi-Asset Capital Stability Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Trust’s Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2013

Large Cap Fund

I. Objective

The Large Cap Fund (the “Fund”) seeks to provide long-term growth of capital and income.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio, under the general supervision of SEI Investments Management Corporation (“SIMC”). The Fund utilized the following sub-advisers as of September 30, 2013: AQR Capital Management, LLC, AJO, L.P., Brown Advisory LLC, Delaware Investments Fund Advisers, LSV Asset Management, Waddell + Reed Investment Management Company and WestEnd Advisors, LLC. There were no manager changes during the year ended September 30, 2013.

III. Market Commentary

For the year ended September 30, 2013, the U.S. equity market, as measured by the Russell 1000 Index, gained 20.91%. After reaching a last minute deal to avoid the “fiscal cliff,” the U.S. equity market embarked on a quarter-long, nearly uninterrupted ascent on optimism that the U.S. economy was taking a turn for the better. Generally positive readings on the economy more than offset any negative sentiment associated with the fact that paychecks for 77% of U.S. households were smaller following the expiration of the payroll tax holiday. Interestingly, market leadership during the first quarter was sourced from more defensive areas of the market, namely staples, health care and utilities. The market continued to rise through April and May despite some volatility induced by a poor jobs report and tensions with North Korea in April. The stock market declined and long-term interest rates on U.S. debt rose sharply through most of June, as Federal Reserve Chairman Bernanke’s rhetoric suggested the potential for reduced (not eliminated) stimulus measures. Mr. Bernanke subsequently clarified his comments and reiterated that the decision to taper would be dictated by economic data. On this news, the market moved higher until early August, when tapering concerns reappeared and the prospect of U.S. military intervention in Syria (following the alleged use of chemical weapons by the Syrian government) prompted the market to retreat. The September decision by the Federal Reserve to not taper their asset purchases sent the market higher before selling off as the political stalemate in Washington regarding the budget and debt ceiling heated up. Value stocks outperformed their growth counterparts while small caps fared better than large caps.

IV. Return vs. Benchmark

For the year ended September 30, 2013, the Large Cap Fund, Class A, outperformed the Russell 1000 Index, returning 22.23% versus the Index return of 20.91%.

V. Fund Attribution

Broad-based strong stock selection enabled the Fund to outperform for the period. Picks within Information Technology, Consumer Staples, Financials and Energy were among the top contributors to relative performance. The Fund’s consumer discretionary names and an underweight to industrials mildly detracted. From a market-cap perspective, value was added across the spectrum, with the majority of outperformance resulting from an underweight to and selection within mega-cap names.

Large Cap Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized Inception to Date
Large Cap Fund, Class A	22.23%	15.73%	14.01%
Russell 1000 Index	20.91%	16.64%	15.13%

Comparison of Change in the Value of a $100,000 Investment in the Large Cap Fund, Class A, versus the Russell 1000 Index

[1]

For the period ended 9/30/13. Past performance is no indication of future performance. Class A shares were offered beginning 10/01/09. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for the period reflect fee waivers and/or reimbursements in effect for the period; absent fee waivers and reimbursements, performance would have been lower.

SEI Institutional Managed Trust / Annual Report / September 30, 2013	1

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2013

Large Cap Value Fund

I. Objective

The Large Cap Value Fund (the “Fund”) seeks to provide long-term growth of capital and income.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio, under the general supervision of SEI Investments Management Corporation (“SIMC”). The Fund utilized the following sub-advisers as of September 30, 2013: AJO, L.P., Lazard Asset Management, LLC, LSV Asset Management and Tocqueville Asset Management, LP. There were no manager changes during the year ended September 30, 2013.

III. Market Commentary

For the year ended September 30, 2013, the U.S. equity market, as measured by the Russell 1000 Value Index, gained 22.30%. After reaching a last minute deal to avoid the “fiscal cliff,” the U.S. equity market embarked on a quarter-long, nearly uninterrupted ascent on optimism that the U.S. economy was taking a turn for the better. Generally positive readings on the economy more than offset any negative sentiment associated with the fact that paychecks for 77% of U.S. households were smaller following the expiration of the payroll tax holiday. Interestingly, market leadership during the first quarter was sourced from more defensive areas of the market, namely staples, health care and utilities. The market continued to rise through April and May despite some volatility induced by a poor jobs report and tensions with North Korea in April. The stock market declined and long-term interest rates on U.S. debt rose sharply through most of June, as Federal Reserve Chairman Bernanke’s rhetoric suggested the potential for reduced (not eliminated) stimulus measures. Mr. Bernanke subsequently clarified his comments and reiterated that the decision to taper would be dictated by economic data. On this news, the market moved higher until early August, when tapering concerns reappeared and the prospect of U.S. military intervention in Syria (following the alleged use of chemical weapons by the Syrian government) prompted the market to retreat. The September decision by the Federal Reserve to not taper their asset purchases sent the market higher before selling off as the political stalemate in Washington regarding the budget and debt ceiling heated up. Value stocks outperformed their growth counterparts while small caps fared better than large caps.

IV. Return vs. Benchmark

For the year ended September 30, 2013, the Large Cap Value Fund, Class A, outperformed the Russell 1000 Value Index, returning 23.55% versus the Index return of 22.30%.

V. Fund Attribution

Broad-based strong stock selection and sector-allocation decisions enabled the Fund to outperform for the period. Picks within Health Care, Financials and Energy were among the top contributors to relative performance. Underweights to Utilities and Telecommunications were also positive, as those sectors materially lagged the broader market. Stock selection within Information Technology detracted. From a market-cap perspective, value was added among all market-cap groups with the majority being sourced from names in the $10 to $50 billion range.

Large Cap Value Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized 10 Year Return	Annualized Since Inception
Large Cap Value Fund, Class A	23.55%	15.83%	8.72%	7.26%	8.87%
Large Cap Value Fund, Class I	23.35%	15.57%	8.49%	7.01%	4.79%
Russell 1000 Value Index	22.30%	16.25%	8.86%	7.99%	9.73%

Comparison of Change in the Value of a $100,000 Investment in the Large Cap Value Fund, Class A or Class I, versus the Russell 1000 Value Index

[1]

For the period ended 9/30/13. Past performance is no indication of future performance. Class A Shares were offered beginning 10/3/94 and Class I Shares were offered beginning 8/6/01. The performance of Class I Shares prior to 8/6/01 is calculated using the performance of the fund’s Class A Shares adjusted for the higher expenses of the Class I Shares. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

2	SEI Institutional Managed Trust / Annual Report / September 30, 2013

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2013

Large Cap Growth Fund

I. Objective

The Large Cap Growth Fund (the “Fund”) seeks to provide capital appreciation.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio, under the general supervision of SEI Investments Management Corporation (“SIMC”). The Fund utilized the following sub-advisers as of September 30, 2013: Brown Advisory LLC, Delaware Investments Fund Advisers and INTECH Investment Management, LLC. There were no manager changes made during the year ended September 30, 2013.

III. Market Commentary

For the year ended September 30, 2013, the U.S. equity market, as measured by the Russell 1000 Growth Index, gained 19.27%. After reaching a last minute deal to avoid the “fiscal cliff,” the U.S. equity market embarked on a quarter-long, nearly uninterrupted ascent on optimism that the U.S. economy was taking a turn for the better. Generally positive readings on the economy more than offset any negative sentiment associated with the fact that paychecks for 77% of U.S. households were smaller following the expiration of the payroll tax holiday. Interestingly, market leadership during the first quarter was sourced from more defensive areas of the market, namely staples, health care and utilities. The market continued to rise through April and May despite some volatility induced by a poor jobs report and tensions with North Korea in April. The stock market declined and long-term interest rates on U.S. debt rose sharply through most of June, as Federal Reserve Chairman Bernanke’s rhetoric suggested the potential for reduced (not eliminated) stimulus measures. Mr. Bernanke subsequently clarified his comments and reiterated that the decision to taper would be dictated by economic data. On this news, the market moved higher until early August, when tapering concerns reappeared and the prospect of U.S. military intervention in Syria (following the alleged use of chemical weapons by the Syrian government) prompted the market to retreat. The September decision by the Federal Reserve to not taper their asset purchases sent the market higher before selling off as the political stalemate in Washington regarding the budget and debt ceiling heated up. Value stocks outperformed their growth counterparts while small caps fared better than large caps.

IV. Return vs. Benchmark

For the year ended September 30, 2013, the Large Cap Growth Fund, Class A, underperformed the Russell 1000 Growth Index, returning 18.89% versus the Index return of 19.27%.

V. Fund Attribution

Stock selection within Health Care detracted during the year. An underweight to Industrials also weighed on relative performance, as that sector outperformed the broader market by a healthy margin. Stock selection within Information Technology was a source of excess return during the year, although the Fund’s overweight to the sector detracted as it materially lagged the broader market. From a market-cap perspective, an underweight to and selection within the benchmark’s largest names added value while stock selection within small- and mid-cap names detracted.

Large Cap Growth Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized 10 Year Return	Annualized Inception to Date
Large Cap Growth Fund, Class A	18.89%	15.83%	10.99%	7.11%	7.66%
Large Cap Growth Fund, Class I	18.62%	15.57%	10.75%	6.87%	3.27%
Russell 1000 Growth Index	19.27%	16.94%	12.07%	7.82%	8.43%

Comparison of Change in the Value of a $100,000 Investment in the Large Cap Growth Fund, Class A or Class I, versus the Russell 1000 Growth Index

[1]

For the period ended 9/30/13. Past performance is no indication of future performance. Class A Shares were offered beginning 12/20/94 and Class I Shares were offered beginning 8/6/01. The performance of Class I Shares prior to 8/6/01 is calculated using the performance of the fund’s Class A Shares adjusted for the higher expenses of the Class I Shares. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

SEI Institutional Managed Trust / Annual Report / September 30, 2013	3

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2013

Tax-Managed Large Cap Fund

I. Objective

The Tax-Managed Large Cap Fund (the “Fund”) aims to provide high long-term after-tax returns.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio, under the general supervision of SEI Investments Management Corporation (“SIMC”). The Fund utilized the following sub-advisers as of September 30, 2013: AQR Capital Management, LLC, AJO, L.P., Brown Advisory LLC, Delaware Investments Fund Advisers, LSV Asset Management, Parametric Portfolio Associates, Waddell + Reed Investment Management Company and WestEnd Advisors, LLC. There were no manager changes during the year ended September 30, 2013.

III. Market Commentary

For the year ended September 30, 2013, the U.S. equity market, as measured by the Russell 1000 Index, gained 20.91%. After reaching a last minute deal to avoid the “fiscal cliff,” the U.S. equity market embarked on a quarter-long, nearly uninterrupted ascent on optimism that the U.S. economy was taking a turn for the better. Generally positive readings on the economy more than offset any negative sentiment associated with the fact that paychecks for 77% of U.S. households were smaller following the expiration of the payroll tax holiday. Interestingly, market leadership during the first quarter was sourced from more defensive areas of the market, namely staples, health care and utilities. The market continued to rise through April and May despite some volatility induced by a poor jobs report and tensions with North Korea in April. The stock market declined and long-term interest rates on U.S. debt rose sharply through most of June, as Federal Reserve Chairman Bernanke’s rhetoric suggested the potential for reduced (not eliminated) stimulus measures. Mr. Bernanke subsequently clarified his comments and reiterated that the decision to taper would be dictated by economic data. On this news, the market moved higher until early August, when tapering concerns reappeared and the prospect of U.S. military intervention in Syria (following the alleged use of chemical weapons by the Syrian government) prompted the market to retreat. The September decision by the Federal Reserve to not taper their asset purchases sent the market higher before selling off as the political stalemate in Washington regarding the budget and debt ceiling heated up. Value stocks outperformed their growth counterparts while small caps fared better than large caps.

IV. Return vs. Benchmark

For the year ended September 30, 2013, the Tax-Managed Large Cap Fund, Class A, outperformed the Russell 1000 Index, returning 22.47% versus the Index return of 20.91%.

V. Fund Attribution

Broad-based strong stock selection enabled the Fund to outperform for the period. Picks within Information Technology, Consumer Staples, Financials and Energy were among the top contributors to relative performance. The Fund’s Consumer Discretionary names and an underweight to industrials mildly detracted. From a market-cap perspective, value was added across the spectrum, with the majority of outperformance resulting from an underweight to and selection within mega-cap names.

Tax-Managed Large Cap Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized 10 Year Return	Annualized Inception to Date
Tax-Managed Large Cap Fund, Class A	22.47%	16.21%	9.91%	7.33%	4.35%
Tax-Managed Large Cap Fund, Class Y	22.80%	16.62%	10.28%	7.67%	5.61%
Russell 1000 Index	20.91%	16.64%	10.53%	7.98%	5.41%

Comparison of Change in the Value of a $100,000 Investment in the Tax-Managed Large Cap Fund, Class A or Class Y, versus the Russell 1000 Index

[1]

For the period ended 9/30/13. Past performance is no indication of future performance. Class A Shares were offered beginning 3/5/98 and Class Y Shares were offered beginning 4/8/02. The performance of Class Y Shares prior to 4/8/02 is calculated using the performance of the fund’s Class A Shares adjusted for the lower expenses of the Class Y Shares. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

4	SEI Institutional Managed Trust / Annual Report / September 30, 2013

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2013

S&P 500 Index Fund

I. Objective

The S&P 500 Index Fund (the “Fund”) seeks to achieve investment results that correspond to the aggregate price and dividend performance of the securities in the S&P 500 Index.

II. Multi-Manager Approach Statement

The Fund uses a sub-adviser to manage the Fund under the supervision of SEI Investments Management Corporation (“SIMC”). The sole sub-adviser as of September 30, 2013 was SSgA Funds Management, Inc. There were no manager changes during the year ended September 30, 2013.

III. Market Commentary

For the year ended September 30, 2013, the U.S. equity market, as measured by the S&P 500 Index, gained 19.34%. After reaching a last minute deal to avoid the “fiscal cliff,” the U.S. equity market embarked on a quarter-long, nearly uninterrupted ascent on optimism that the U.S. economy was taking a turn for the better. Generally positive readings on the economy more than offset any negative sentiment associated with the fact that paychecks for 77% of U.S. households were smaller following the expiration of the payroll tax holiday. Interestingly, market leadership during the first quarter was sourced from more defensive areas of the market, namely staples, health care and utilities. The market continued to rise through April and May despite some volatility induced by a poor jobs report and tensions with North Korea in April. The stock market declined and long-term interest rates on U.S. debt rose sharply through most of June, as Federal Reserve Chairman Bernanke’s rhetoric suggested the potential for reduced (not eliminated) stimulus measures. Mr. Bernanke subsequently clarified his comments and reiterated that the decision to taper would be dictated by economic data. On this news, the market moved higher until early August, when tapering concerns reappeared and the prospect of U.S. military intervention in Syria (following the alleged use of chemical weapons by the Syrian government) prompted the market to retreat. The September decision by the Federal Reserve to not taper their asset purchases sent the market higher before selling off as the political stalemate in Washington regarding the budget and debt ceiling heated up. Value stocks outperformed their growth counterparts while small caps fared better than large caps.

IV. Return vs. Benchmark

For the year ended September 30, 2013, the S&P 500 Index Fund, Class A, underperformed the S&P 500 Index, returning 18.87% versus the Index return of 19.34%. Please note that one cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses; therefore, its performance is higher than that of a mutual fund that passively invests in the same index.

V. Fund Attribution

The Fund’s performance followed a pattern similar to the performance of the S&P 500 Index since it invested substantially all of its assets in the same securities with generally the same weights. From a sector perspective, Consumer Discretionary and Financials led the advance, while Telecommunications, Information Technology and Utilities lagged.

S&P 500 Index Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized 10 Year Return	Annualized Inception to Date
S&P 500 Index Fund, Class A	18.87%	15.82%	9.62%	7.16%	7.14%
S&P 500 Index Fund, Class I	18.60%	15.59%	9.39%	6.91%	6.31%
S&P 500 Index	19.34%	16.27%	10.02%	7.57%	7.58%

Comparison of Change in the Value of a $100,000 Investment in the S&P 500 Index Fund, Class A or Class I, versus the S&P 500 Index

SEI Institutional Managed Trust / Annual Report / September 30, 2013	5

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2013

S&P 500 Index Fund (Concluded)

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized 10 Year Return	Annualized Inception to Date
S&P 500 Index Fund, Class E	19.11%	16.05%	9.82%	7.34%	10.25%
S&P 500 Index	19.34%	16.27%	10.02%	7.57%	7.58%

Comparison of Change in the Value of a $5,000,000 Investment in the S&P 500 Index Fund, Class E, versus the S&P 500 Index

[1]

For the period ended 9/30/13. Past performance is no indication of future performance. Class A shares were offered beginning 2/28/96. Class E shares were offered beginning 7/31/85. Class I shares were offered beginning 6/28/02. The performance of Class I Shares prior to 6/28/02 is calculated using the performance of the fund’s Class A Shares adjusted for the higher expenses of the Class I Shares. Effective 7/31/97, the Board of Trustees approved the renaming of Class A and Class E shares to Class E and Class A shares, respectively. In addition, returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

6	SEI Institutional Managed Trust / Annual Report / September 30, 2013

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2013

Small Cap Fund

I. Objective

The Small Cap Fund (the “Fund”) seeks to provide capital appreciation.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio, under the general supervision of SEI Investments Management Corporation (“SIMC”). The Fund utilized the following sub-advisers as of September 30, 2013: AllianceBernstein, L.P., AQR Capital Management, LLC, Fiduciary Management Associates, LLC, Integrity Asset Management, LLC, J.P. Morgan Investment Management, Inc. Robeco Investment Management, Inc., Timberline Asset Management, LLC and William Blair + Company, LLC.

No sub-advisers were added to or terminated from the Fund during the one-year period ending September 30, 2013.

III. Market Commentary

For the year ended September 30, 2013, the U.S. equity markets as measured by the Russell 3000 Index gained 21.60%. Stocks lost ground leading up to Election Day in November and then trended upward over the remainder of the Fund’s fiscal year, as global macroeconomic concerns subsided and investor confidence in the sustainability of the U.S. economic recovery grew. Improving employment data and strength in housing- and auto-related industries helped diminish fear of a return to recession, and both modest economic growth and expanding valuation multiples pushed equity markets higher.

Small-cap stocks (as measured by the Russell 2000 Index), aided by the improving domestic economy and continuing accommodative monetary policy, gained 30.06% and outpaced the 20.91% advance in large-cap stocks (as measured by the Russell 1000 Index). From a style perspective, growth stocks (as defined by the Russell 2000 Growth Index) outperformed value stocks (Russell 2000 Value Index).

Small-cap stocks were led higher by the Industrial, Information Technology, Consumer Discretionary and Consumer Staples sectors. The worst-performing small-cap sectors were Utilities, Materials and Telecommunications Services.

IV. Return vs. Benchmark

For the year ended September 30, 2013, the Small Cap Fund. Class A, outperformed the Russell 2000 Index, returning 32.40% versus the Index return of 30.06%.

V. Fund Attribution

The Fund outperformed its benchmark due to both sector allocation and stock selection. Underweight positions in some of the weaker areas, including Utilities, Materials and the real estate segment of Financials, were beneficial, as was an overweight to Industrials. Security selection decisions contributed significantly in the Financial sector, as well as in Industrials and Energy. This was offset by poor stock-picking performance in the Consumer Discretionary sector, where a few holdings in the specialty retail area posted disappointing results and lost value.

Small Cap Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized Inception to Date
Small Cap Fund, Class A	32.40%	17.15%	15.75%
Russell 2000 Index	30.06%	18.29%	17.02%

Comparison of Change in the Value of a $100,000 Investment in the Small Cap Fund, Class A, versus the Russell 2000 Index

[1]

For the period ended 9/30/13. Past performance is no indication of future performance. Class A shares were offered beginning 10/01/09. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for the period reflect fee waivers and/or reimbursements in effect for the period; absent fee waivers and reimbursements, performance would have been lower.

SEI Institutional Managed Trust / Annual Report / September 30, 2013	7

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2013

Small Cap Value Fund

I. Objective

The Small Cap Value Fund (the “Fund”) seeks to provide capital appreciation.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio, under the general supervision of SEI Investments Management Corporation (“SIMC”). The Fund utilized the following sub-advisers as of September 30, 2013: Artisan Partners, Limited Partnership, Fiduciary Management Associates, LLC, Lee Munder Capital Group, LLC, LSV Asset Management, Martingale Asset Management, L.P., Robeco Investment Management, Inc, Security Capital Research + Management and William Blair + Company, LLC.

No sub-advisers were added to or terminated from the Fund during the one-year period ending September 30, 2013.

III. Market Commentary

For the year ended September 30, 2013, the U.S. equity markets as measured by the Russell 3000 Index gained 21.60%. Stocks lost ground leading up to Election Day in November and then trended upward over the remainder of the Fund’s fiscal year, as global macroeconomic concerns subsided and investor confidence in the sustainability of the U.S. economic recovery grew. Improving employment data and strength in housing- and auto-related industries helped diminish fear of a return to recession, and both modest economic growth and expanding valuation multiples pushed equity markets higher.

Small-cap stocks (as measured by the Russell 2000 Index), aided by the improving domestic economy and continuing accommodative monetary policy, gained 30.06% and outpaced the 20.91% advance in large-cap stocks (as measured by the Russell 1000 Index). From a style perspective, growth stocks (as defined by the Russell 2000 Growth Index) outperformed value stocks (Russell 2000 Value Index).

Small-cap stocks were led higher by the Industrials, Information Technology, Consumer Discretionary and Consumer Staples sectors. The worst-performing small-cap sectors were Utilities, Materials and Telecommunications Services.

IV. Return vs. Benchmark

For the year ended September 30, 2013, the Small Cap Value Fund, Class A, outperformed the Russell 2000 Value Index, returning 28.73% versus the Index return of 27.04%.

V. Fund Attribution

The Fund outperformed its benchmark due to both sector allocation and stock selection. Underweight positions in some of the weaker areas, including Utilities and the real estate segment of Financials, were beneficial, as was an overweight to Industrials. The Fund’s underweight to Consumer Discretionary detracted from performance. Security decisions contributed significantly in the Financial and Industrial sectors. This was offset by poor stock-picking performance in the Information Technology sector.

Small Cap Value Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized 10 Year Return	Annualized Inception to Date
Small Cap Value Fund, Class A	28.73%	15.54%	9.77%	9.55%	10.71%
Small Cap Value Fund, Class I	28.51%	15.29%	9.52%	9.29%	10.37%
Russell 2000 Value Index	27.04%	16.57%	9.13%	9.29%	11.13%

Comparison of Change in the Value of a $100,000 Investment in the Small Cap Value Fund, Class A or Class I, versus the Russell 2000 Value Index

[1]

For the period ended 9/30/13. Past performance is no indication of future performance. Class A Shares were offered beginning 12/20/94 and Class I Shares were offered beginning 2/11/02. The performance of Class I Shares prior to 2/11/02 is calculated using the performance of the fund’s Class A Shares adjusted for the higher expenses of the Class I Shares. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

8	SEI Institutional Managed Trust / Annual Report / September 30, 2013

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2013

Small Cap Growth Fund

I. Objective

The Small Growth Fund (the “Fund”) seeks to provide long-term capital appreciation.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio, under the general supervision of SEI Investments Management Corporation (“SIMC”). The Fund utilized the following sub-advisers as of September 30, 2013: AllianceBernstein, L.P., AQR Capital Management, LLC, Janus Capital Management, LLC, J.P. Morgan Investment Management Inc. and Timberline Asset Management, LLC.

No sub-advisers were added to or terminated from the Fund during the year ended September 30, 2013.

III. Market Commentary

For the year ended September 30, 2013, the U.S. equity markets as measured by the Russell 3000 Index gained 21.60%. Stocks lost ground leading up to Election Day in November and then trended upward over the remainder of the Fund’s fiscal year, as global macroeconomic concerns subsided and investor confidence in the sustainability of the U.S. economic recovery grew. Improving employment data and strength in housing- and auto-related industries helped diminish fear of a return to recession, and both modest economic growth and expanding valuation multiples pushed equity markets higher.

Small-cap stocks (as measured by the Russell 2000 Index), aided by the improving domestic economy and continuing accommodative monetary policy, gained 30.06% and outpaced the 20.91% advance in large-cap stocks (as measured by the Russell 1000 Index). From a style perspective, growth stocks (as defined by the Russell 2000 Growth Index) outperformed value stocks (Russell 2000 Value Index).

Small-cap stocks were led higher by the Industrials, Information Technology, Consumer Discretionary and Consumer Staples sectors. The worst-performing small-cap sectors were Utilities, Materials and Telecommunications Services.

IV. Return vs. Benchmark

For the year ended September 30, 2013, the Small Cap Growth Fund, Class A, outperformed the Russell 2000 Growth Index, returning 33.21% versus the Index return of 33.07%.

V. Fund Attribution

The Fund outperformed its benchmark due to beneficial sector-allocation decisions, including an overweight to Industrials and an underweight to Materials. Stock selection detracted from the Fund’s performance in the period, as favorable security-level picks in Financials, Consumer Staples and Energy were more than offset by weaker choices in Health Care and Consumer Discretionary.

Small Cap Growth Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized 10 Year Return	Annualized Inception to Date
Small Cap Growth Fund, Class A	33.21%	18.97%	12.10%	6.71%	9.39%
Small Cap Growth Fund, Class I	32.86%	18.68%	11.82%	6.44%	4.36%
Russell 2000 Growth Index	33.07%	19.96%	13.17%	9.85%	7.66%

Comparison of Change in the Value of a $100,000 Investment in the Small Cap Growth Fund, Class A or Class I, versus the Russell 2000 Growth Index

[1]

For the period ended 9/30/13. Past performance is no indication of future performance. Class A Shares were offered beginning 4/20/92 and Class I Shares were offered beginning 8/6/01. The performance of Class I Shares prior to 08/06/01 is calculated using the performance of the fund’s Class A Shares adjusted for the higher expenses of the Class I Shares. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

SEI Institutional Managed Trust / Annual Report / September 30, 2013	9

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2013

Tax-Managed Small/Mid Cap Fund

I. Objective

The Tax-Managed Small/Mid Cap Fund (the “Fund”) seeks to provide high long-term after-tax returns.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio, under the general supervision of SEI Investments Management Corporation (“SIMC”). The Fund utilized the following sub-advisers as of September 30, 2013: AllianceBernstein, L.P., J.P. Morgan Investment Management Inc., Lee Munder Capital Group, LLC, LSV Asset Management, Parametric Portfolio Associates LLC, Wellington Management Company, LLP and William Blair + Company, LLC.

During the year ended September 30, 2013, Century Capital Management, LLC was removed from the Fund and J.P. Morgan Investment Management Inc. was added to the Fund.

III. Market Commentary

For the year ended September 30, 2013, the U.S. equity markets as measured by the Russell 3000 Index gained 21.60%. Stocks lost ground leading up to Election Day in November and then trended upward over the remainder of the Fund’s fiscal year, as global macroeconomic concerns subsided and investor confidence in the sustainability of the U.S. economic recovery grew. Improving employment data and strength in housing- and auto-related industries helped diminish fear of a return to recession, and both modest economic growth and expanding valuation multiples pushed equity markets higher.

Small-cap stocks (as measured by the Russell 2000 Index), aided by the improving domestic economy and continuing accommodative monetary policy, gained 30.06% and outpaced the 20.91% advance in large-cap stocks (as measured by the Russell 1000 Index).

Small/mid-cap stocks, as defined by the Russell 2500 Index, climbed 29.79% and were led higher by the Consumer Staples, Industrials and Consumer Discretionary sectors. The worst-performing small/mid-cap sectors were Utilities, Materials and Telecommunications Services.

From a style perspective, growth stocks (as defined by the Russell 2500 Growth Index) outperformed value stocks (Russell 2500 Value Index).

IV. Return vs. Benchmark

For the year ended September 30, 2013, the Tax Managed Small/Mid Cap Fund, Class A, underperformed the Russell 2500 Index, returning 29.54% versus the Index return of 29.79%

V. Fund Attribution

The Fund benefited from its underweight positions in the real estate segment of the Financial sector and in the Utilities sector. Stock selection in the Financial, Material and Industrial sectors also contributed to performance. This was offset, however, by poor stock-picking results in the Information Technology, Consumer Discretionary and Consumer Staples sectors.

Tax-Managed Small/Mid Cap Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized 10 Year Return	Annualized Inception to Date
Tax-Managed Small/Mid Cap Fund, Class A	29.54%	16.92%	11.42%	8.51%	6.53%
Russell 2500 Index	29.79%	18.44%	12.68%	10.38%	8.33%

Comparison of Change in the Value of a $100,000 Investment in the Tax-Managed Small/Mid Cap Fund, Class A, versus the Russell 2500 Index

[1]

For the period ended 9/30/13. Past performance is no indication of future performance. Fund shares were offered beginning 10/31/00. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower

10	SEI Institutional Managed Trust / Annual Report / September 30, 2013

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2013

Mid-Cap Fund

I. Objective

The Mid-Cap Fund (the “Fund”) seeks to provide long-term capital appreciation.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio, under the general supervision of SEI Investments Management Corporation (“SIMC”). The Fund utilized the following sub-advisers as of September 30, 2013: J.P. Morgan Investment Management Inc., Lee Munder Capital Group, LLC, and Quantitative Management Associates LLC.

No sub-advisers were added to or terminated from the Fund during the year ended September 30, 2013.

III. Market Commentary

U.S. equity markets (as measured by the Russell 3000 Index) advanced 21.60% in the 12 months ending September 30, 2013. Stocks lost ground leading up to Election Day in November and then trended upward over the remainder of the Fund’s fiscal year, as global macroeconomic concerns subsided and investor confidence in the sustainability of the U.S. economic recovery grew. Improving employment data and strength in housing- and auto-related industries helped diminish fear of a return to recession, and both modest economic growth and expanding valuation multiples pushed equity markets higher.

Small-cap stocks (as measured by the Russell 2000 Index), aided by the improving domestic economy and continuing accommodative monetary policy, gained 30.06% and outpaced the 20.91% advance in large-cap stocks (as measured by the Russell 1000 Index).

Mid-cap stocks, as defined by the Russell Midcap Index, climbed 27.91% and were led by the Industrials, Consumer Discretionary and Health Care sectors. The worst-performing small/mid-cap sectors were Utilities, Materials and Financials.

From a style perspective, both value and growth (as measured by the Russell Midcap Value Index and Russell Midcap Growth Index, respectively) were essentially in line with each other. Value stocks beat growth stocks modestly among large-cap stocks, and growth outperformed value by a meaningful margin among small-cap stocks.

IV. Return vs. Benchmark

For the year ended September 30, 2013, the Mid-Cap Fund, Class A, outperformed the Russell Midcap Index, returning 28.52% versus the Index return of 27.91%.

V. Fund Attribution

The Fund outperformed the Index due to favorable stock selection and a tailwind from sector allocation. Underweight positions in the real estate portion of the Financial sector and in the Utilities sector contributed to performance, as did an overweight to Industrials. Stock selection contributed in Consumer Discretionary, Financials, Materials and Health Care, offset in part by weak stock-picking results in Energy, Utilities, and Information Technology.

Mid-Cap Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized 10 Year Return	Annualized Inception to Date
Mid-Cap Fund, Class A	28.52%	16.63%	11.38%	9.82%	9.97%
Mid-Cap Fund, Class I	28.20%	16.33%	11.14%	9.54%	9.66%
Russell Midcap Index	27.91%	17.53%	12.97%	10.78%	11.15%

Comparison of Change in the Value of a $100,000 Investment in the Mid-Cap Fund, Class A and Class I, versus the Russell Midcap Index

[1]

For the period ended 9/30/13. Past performance is no indication of future performance. Class A Shares were offered beginning 2/16/93 and Class I Shares were offered beginning 10/01/07. The performance of Class I Shares prior to 10/01/07 is calculated using the performance of the fund’s Class A Shares adjusted for the higher expenses of the Class I Shares. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

SEI Institutional Managed Trust / Annual Report / September 30, 2013	11

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2013

U.S. Managed Volatility Fund

I. Objective:

The U.S. Managed Volatility Fund (the “Fund”) seeks capital appreciation with less volatility than the broad U.S. equity markets.

II. Multi-Manager Approach Statement:

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corp. (“SIMC”). The Fund utilized the following sub-advisers as of September 30, 2013: Analytic Investors, LLC, AJO, L.P. and LSV Asset Management.

III. Market Commentary:

Due to the U.S. presidential election, looming fiscal cliff and the ongoing eurozone crisis, uncertainty and investor fears increased in autumn of 2012 which resulted in a slight market drawdown. The rally resumed at the end of 2012 after the U.S. elections, got momentum in the beginning of 2013 because of avoiding the U.S. fiscal cliff and the potential for additional easing from Japan, and continued through the end of May. With some volatility around the Federal Reserve’s expected tapering of its asset-purchases program and then not tapering, economies in the U.S. and around the world continued improving.

Optimism returned and cheap, pro-cyclical stocks benefited the most. As the value rally has now extended beyond the last 12 months, we are seeing momentum indicators acquiring pro-cyclical properties for the first time since the 2008 cycle. Thus, both trend followers and the bottom fishers are being attracted to the same economically sensitive stocks and enjoying the outperformance.

From a sector perspective, the cyclicals, namely consumer discretionary, financials, industrials and, interestingly, one defensive (healthcare) have outperformed the broad market. Value, as measured by book-to-price ratio, outperformed significantly. Lower-risk equities underperformed the broader market over the year.

IV. Return vs. Benchmark:

For the year ended September 30, 2013, the U.S. Managed Volatility Fund, Class A, underperformed the Russell 3000 Index, returning 18.39% versus the Index return of 21.60%.

V. Fund Attribution:

For the fiscal year, the Fund successfully achieved its primary objective of lowering volatility. However, with low-volatility names significantly lagging the broad market, the Fund experienced strong headwinds relative to the reference benchmark.

Sector allocation explains the underperformance, with overweights in Utilities and Consumer Staples and underweights to Industrials and Consumer Discretionary being the biggest detractors. The Fund’s underweight to Energy partially mitigated the relative performance drag. Stock selection slightly mitigated the performance with the most positive stock selection being in Consumer Staples and Information Technology sectors.

A strategy focused on reducing volatility is expected to lag during strong market rallies, and the market appreciation over the last 12 months is a good example of that. The fully invested U.S. Managed Volatility Fund benefited from strong equity markets in absolute terms, but being focused on volatility reduction and anti-cyclical sectors, it did not fully keep up with the rally. The higher interest sensitivity of defensive sectors further dampened the returns in what was a rising interest rate environment, especially in the second half of the Fund’s fiscal year.

Adjusting for the low volatility profile, we believe the results were commendable. Volatility (as measured by standard deviation, a statistical measure of how widely returns are dispersed around their average) was reduced by 18% at the cost of less than a 10% return reduction, an attractive risk/reward profile even in burgeoning markets. However, the long-term volatility reduction target of 20% was undershot.

12	SEI Institutional Managed Trust / Annual Report / September 30, 2013

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2013

U.S. Managed Volatility Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized Inception to Date
U.S. Managed Volatility Fund, Class A	18.39%	16.29%	9.25%	7.82%
U.S. Managed Volatility Fund, Class I	18.10%	16.00%	8.97%	7.49%
Russell 3000 Index	21.60%	16.76%	10.58%	7.34%

Comparison of Change in the Value of a $100,000 Investment in the U.S. Managed Volatility Fund, Class A and Class I, versus the Russell 3000 Index

[1]

For the period ended 9/30/13. Past performance is no indication of future performance. Class A Shares were offered beginning 10/28/04 and Class I Shares were offered beginning 6/29/07. The performance of Class I Shares prior to 06/29/07 is calculated using the performance of the fund’s Class A Shares adjusted for the higher expenses of the Class I Shares. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

SEI Institutional Managed Trust / Annual Report / September 30, 2013	13

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2013

Global Managed Volatility Fund

I. Objective:

The Global Managed Volatility Fund (the “Fund”) seeks capital appreciation with less volatility than the broad global equity markets.

II. Multi-Manager Approach Statement:

The Fund uses a multi-manager approach, relying on a number of sub-advisors with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corp. (“SIMC”). The Fund utilized the following sub-advisers as of September 30, 2013: Acadian Asset Management LLC and Analytic Investors, LLC. For the year ended September 30, 2013, no sub-adviser changes were made in the Fund.

III. Market Commentary:

Due to the U.S. presidential election, looming fiscal cliff and the ongoing eurozone crisis, uncertainty and investor fears increased in autumn of 2012 which resulted in a slight market drawdown. The rally resumed at the end of 2012 after the U.S. elections, got momentum in the beginning of 2013 because of avoiding the U.S. fiscal cliff and the potential for additional easing from Japan, and continued through the end of May. With some volatility around the Federal Reserve’s expected tapering of its asset-purchases program and then not tapering, economies in the U.S. and around the world continued improving.

Optimism returned and cheap, pro-cyclical stocks benefited the most. As the value rally has now extended beyond the last 12 months, we are seeing momentum indicators acquiring pro-cyclical properties for the first time since 2008 cycle. Thus, both trend followers and the bottom fishers are being attracted to the same economically sensitive stocks and enjoying the outperformance.

From a sector perspective, the cyclicals, namely Consumer Discretionary, Financials, Industrials and, interestingly, one defensive (Health Care) have outperformed the broad market. Value, as measured by book-to-price ratio, outperformed significantly. Lower-risk equities underperformed the broader market over the year.

IV. Return vs. Benchmark:

For the year ended September 30, 2013, the Global Managed Volatility Fund, Class A, underperformed the MSCI World 100% USD Hedged Index, returning 15.12% versus the index return of 22.18%.

V. Fund Attribution:

For the fiscal year, the Fund successfully reached its objective of smoothing market volatility. (Volatility is defined here as standard deviation, a statistical measure of how widely returns are dispersed around their average.) In currency-hedged terms, it realized an annualized intra-year standard deviation approximately 29% lower than that of the MSCI World 100% USD Hedged Index.

A strategy with a focus on reducing volatility is expected to lag during strong market rallies, and the market appreciation over the last 12 months is a good example of that. The overweight to lower-beta securities is a characteristic feature of the strategy, driving the bulk of relative return discrepancy over short time horizons. (Beta is a statistical measure of a security’s degree of co-movement with the broader market.) Over full market cycles, we expect the effect to be neutral on returns while reducing volatility. Driven by the same risk considerations, the Fund’s overweights to defensive sectors (Consumer Staples, Telecommunications, Health Care and Utilities) detracted. From a geographic perspective, an underweight in outperforming Europe was the biggest detractor, while stock selection mostly hurt in the U.S. and Japan.

Adjusting for the low volatility profile, we believe the results were good. A strategy with 29% volatility reduction (with volatility defined as standard deviation) at the cost of a 26% lower return offered an attractive risk/reward profile even in burgeoning markets.

Derivatives were used in the Fund in order to manage the risk of currency appreciation and depreciation. Currency forwards were used to sell foreign currencies against the U.S. dollar in order to mitigate the impact of currency movements on the Fund’s net asset value. The currency-hedging activity added slightly to the Fund’s returns.

14	SEI Institutional Managed Trust / Annual Report / September 30, 2013

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2013

Global Managed Volatility Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized Inception to Date
Global Managed Volatility Fund, Class A	15.12%	11.18%	4.54%	2.43%
Global Managed Volatility Fund, Class I	14.91%	10.85%	4.30%	2.12%
MSCI World 100% USD Hedged Index	22.18%	12.09%	7.71%	4.54%

Comparison of Change in the Value of a $100,000 Investment in the Global Managed Volatility Fund, Class A and Class I, versus the MSCI World 100% USD Hedged Index

[1]

For the period ended 9/30/13. Past performance is no indication of future performance. Class A Shares were offered beginning 7/27/06 and Class I Shares were offered beginning 6/29/07. The performance of Class I Shares prior to 06/29/07 is calculated using the performance of the fund’s Class A Shares adjusted for the higher expenses of the Class I Shares. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

SEI Institutional Managed Trust / Annual Report / September 30, 2013	15

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2013

Tax-Managed Managed Volatility Fund

I. Objective:

The Tax-Managed Managed Volatility Fund (“the Fund”) seeks to maximize after-tax returns, but with a lower level of volatility than the broad U.S. equity markets.

II. Multi-Manager Approach Statement:

The Fund uses a multi-manager approach, relying on a number of sub-advisors with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corp. (“SIMC”). The Fund utilized the following sub-advisors as of September 30, 2013: AJO, L.P., Analytic Investors, LLC, LSV Asset Management and Parametric Portfolio Associates.

III. Market Commentary:

Due to the U.S. presidential election, looming fiscal cliff and the ongoing eurozone crisis, uncertainty and investor fears increased in autumn of 2012 which resulted in a slight market drawdown. The rally resumed at the end of 2012 after the U.S. elections, got momentum in the beginning of 2013 because of avoiding the U.S. fiscal cliff and the potential for additional easing from Japan, and continued through the end of May. With some volatility around the Federal Reserve’s expected tapering of its asset-purchases program and then not tapering, economies in the U.S. and around the world continued improving.

Optimism returned and cheap, pro-cyclical stocks benefited the most. As the value rally has now extended beyond the last 12 months, we are seeing momentum indicators acquiring pro-cyclical properties for the first time since 2008 cycle. Thus, both trend followers and the bottom fishers are being attracted to the same economically sensitive stocks and enjoying the outperformance.

From a sector perspective, the cyclicals, namely consumer discretionary, financials, industrials and, interestingly, one defensive (healthcare) have outperformed the broad market. Value, as measured by book-to-price ratio, outperformed significantly. Lower-risk equities underperformed the broader market over the year.

IV. Return vs. Benchmark:

For the year ended September 30, 2013, the Tax-Managed Managed Volatility Fund, Class A, underperformed the Russell 3000 Index, returning 18.24% versus the Index return of 21.60%.

V. Fund Attribution:

For the fiscal year, the Fund successfully achieved its primary objective of lowering volatility. However, with low-volatility names significantly lagging the broad market, the Fund experienced strong headwinds relatively to the reference benchmark.

Sector allocation explains the underperformance, with overweights in Utilities and Consumer Staples and underweights to Industrials and Consumer Discretionary being the biggest detractors. The Fund’s underweight to Energy partially mitigated the relative performance drag. Stock selection slightly helped, especially in Consumer Staples and Information Technology.

A strategy focused on reducing volatility is expected to lag during strong market rallies, and the appreciation over the last 12 months is a good example of that. The fully invested Tax-Managed Managed Volatility Fund benefited from strong equity markets in absolute terms, but being focused on volatility reduction and anti-cyclical sectors, it did not fully keep up with the rally. The higher interest sensitivity of defensive sectors further dampened the returns in what was a rising interest rate environment, especially in the second half of the Fund’s fiscal year.

Adjusting for the low volatility profile, we believe the results were commendable. Volatility (measured by standard deviation, a statistical measure of how widely returns are dispersed around their average) was 19% lower than the market (as measured by the Russell 3000 Index) while returns were 10% lower, offering an attractive risk/reward profile even in burgeoning markets. However, the long-term volatility reduction target of 20% was undershot.

16	SEI Institutional Managed Trust / Annual Report / September 30, 2013

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2013

Tax-Managed Managed Volatility Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized Inception to Date
Tax-Managed Managed Volatility Fund, Class A	18.24%	15.52%	10.24%	6.99%
Russell 3000 Index	21.60%	16.76%	10.58%	5.32%

Comparison of Change in the Value of a $100,000 Investment in the Tax-Managed Managed Volatility Fund, Class A, versus the Russell 3000 Index

[1]

For the period ended 9/30/13. Past performance is no indication of future performance. Fund shares were offered beginning 12/20/07. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

SEI Institutional Managed Trust / Annual Report / September 30, 2013	17

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2013

Real Estate Fund

I. Objective

The Real Estate Fund (the “Fund”) seeks to provide total return, including current income and capital appreciation.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio, under the general supervision of SEI Investments Management Corporation (“SIMC”). The Fund utilized the following sub-advisers as of September 30, 2013: CenterSquare Investment Management (formerly known as Urdang Capital Management Inc.) and Security Capital Research and Management, Inc. There were no manager changes during the year ended September 30, 2013.

III. Market Commentary

U.S. equity markets, as measured by the Russell 3000 Index, gained 21.60% for the year ended September 30, 2013. Stocks lost ground leading up to Election Day in November, and then trended upward over the remainder of the Fund’s fiscal year as global macroeconomic concerns subsided and investor confidence in the sustainability of the U.S. economic recovery grew. Improving employment data and strength in housing- and auto-related industries help diminish fear of a return to recession, and both modest economic growth and expanding valuation multiples pushed equity markets higher.

Small-cap stocks, as measured by the Russell 2000 Index, aided by the improving domestic economy and continuing accommodative monetary policy, gained 30.06% and outpaced the 20.91% advance in large-cap stocks, as measured by the Russell 1000 Index.

From a style perspective, value stocks (as defined by the Russell Value Indices) outperformed growth stocks (Russell Growth Indices) in the large-cap universe but growth outperformed value among small-cap stocks.

Real-estate stocks, as measured by the Wilshire U.S. Real Estate Securities Index (gained 5.47% for the year ended September 30, 2013, lagging the broader equities market by a wide margin. Storage and hotels were the leading real estate segments, while residential and retail lagged.

IV. Return vs. Benchmark

For the year ended September 30, 2013, the Real Estate Fund, Class A, underperformed the Wilshire U.S. Real Estate Securities Index, returning 4.30% versus the Index return of 5.47%.

V. Fund Attribution

The Fund benefited from stock selection in the Industrials segment. The Fund’s underweight to the Health Care area was additive as well. However, stock picking results were poor in the office space and were a drag on performance in the hotel and storage areas as well.

Real Estate Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized Inception to Date
Real Estate Fund, Class A	4.30%	11.41%	4.66%	8.55%
Real Estate Fund, Class I	4.09%	11.17%	4.45%	8.30%
Wilshire U.S. Real Estate Securities Index	5.47%	12.43%	5.49%	9.02%

Comparison of Change in the Value of a $100,000 Investment in the Real Estate Fund, Class A or Class I, versus the Wilshire U.S. Real Estate Securities Index

[1]

For the period ended 9/30/13. Past performance is no indication of future performance. Class A Shares were offered beginning 11/13/03 and Class I Shares were offered beginning 10/01/07. The performance of Class I Shares prior to 10/01/07 is calculated using the performance of the fund’s Class A Shares adjusted for the higher expenses of the Class I Shares. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

18	SEI Institutional Managed Trust / Annual Report / September 30, 2013

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2013

Enhanced Income Fund

I. Objective

Using multiple sub-advisers, the Enhanced Income Fund (the “Fund”) seeks to provide an enhanced return above the three-month London Inter Bank Offering Rate (“LIBOR”).

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio, under the general supervision of SEI Investments Management Corp. (“SIMC”). The Fund utilized the following sub-advisers as of September 30, 2013: Ares Management LLC, and Wellington Management Company, LLP . No manager changes were made during the year ended September 30, 2013.

III. Market Commentary

The U.S. fixed-income market took a rollercoaster ride for the year ended September 30, 2013. Non-treasury sectors started the period with strong performance, thanks to the global central banks’ accommodative policies. In 2012, the European Central Bank launched two rounds of Long-term Refinancing Operation (“LTRO”), which helped alleviate short-term funding pressure in the eurozone. In U.S., the Federal Reserve (the “Fed”) continued Operation Twist until December 2012, and started its third quantitative easing program (“QE3”) to purchase $85 billion of agency mortgage-backed and long-term Treasury securities every month. In addition, economic and corporate fundamentals continued to improve, while inflation remained benign in U.S. The housing market experienced a strong recovery, with the S&P/Case-Shiller national price index up double digits from a year ago. The non-agency mortgage-backed securities (“MBS”) market saw strong price appreciation over the year, helped by improving credit fundamentals and attractive valuations. After a few years of deleverage, corporations (especially financial companies) have much stronger balance sheets and solid earnings. The primary issuance was robust, which has been met with strong demand from investors.

Then the market turned a corner at the beginning of May 2013, as the fear of the Fed’s tapering of QE3 caused the surge of interest rates and triggered a broad market selloff. The 10-year Treasury yield rose from around 1.6% at the beginning of May to almost 3% at the beginning of September. Credit spreads widened across the sectors, and fixed-income funds witnessed the largest cash outflow since beginning of the year. Liquidity was hammered and dealer balance sheets were constrained. Agency MBS were hit especially hard, as the sharp rise in Treasury yields resulted in significant extension risk, and the QE uncertainty caused selling from real estate investment trusts and overseas investors.

By mid-September, the Fed surprisingly announced its decision to not taper asset purchases and gave a more dovish economic forecast. The 10-year Treasury yield fell on the news, settling around 2.6% at the end of September; non-Treasury sectors rallied across the board. Agency MBS benefited the most, as Fed purchases will continue to support the market. Non-agency MBS and commercial MBS (“CMBS”) also recovered, as investor demand quickly picked up with the rally in other risky assets.

IV. Return vs. Benchmark

For year ended September 30, 2013, the Enhanced Income Fund, Class A, outperformed the BofA Merrill Lynch 3-Month LIBOR Constant Maturity Index, returning 2.50% versus the Index return of 0.28%.

V. Fund Attribution

The Fund outperformed its benchmark, benefiting from an allocation to bank loans as the Credit Suisse Leveraged Loan Index returned 5.83% during the period on investors’ desire for yield and safety along with an aversion to interest-rate risk leading to record-setting investor inflows. The Fund’s allocation to corporate (particularly financials) aided relative performance, as the sector was perceived as a safe haven from the troubled industrial/TMT sectors, where leveraged buyouts and shareholder-friendly activity has increased. The steep yield curve, combined with improved access to capital markets, allowed the largest of the U.S. banking institutions to strengthen their balance sheets and sustain profitability over the course of the year. An allocation to agency MBS contributed, as MBS rallied in response to the Fed’s decision to maintain its asset-purchase program. An allocation to seasoned senior CMBS tranches added to performance, as the sector benefited from investors’ yield appetite and the Fed’s

SEI Institutional Managed Trust / Annual Report / September 30, 2013	19

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2013

Enhanced Income Fund (Concluded)

announcement of QE3. The Fund used derivatives, primarily Treasury futures, throughout the one-year period as a way to manage duration, yield-curve positioning and spread duration in a more efficient manner.

Enhanced Income Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized Inception to Date
Enhanced Income Fund, Class A	2.50%	2.86%	1.00%	(0.59)%
Enhanced Income Fund, Class I	2.17%	2.59%	0.71%	(0.93)%
BofA Merrill Lynch 3-Month LIBOR Constant Maturity Index	0.28%	0.34%	0.73%	1.95%

Comparison of Change in the Value of a $100,000 Investment in the SIMT Enhanced Income Fund, Class A or Class I, versus the BofA Merrill Lynch 3-Month LIBOR Constant Maturity Index

[1]

For the period ended 9/30/13. Past performance is no indication of future performance. Class A Shares were offered beginning 7/27/06 and Class I Shares were offered beginning 6/29/07. The performance of Class I Shares prior to 6/29/07 is calculated using the performance of the fund’s Class A Shares adjusted for the higher expenses of the Class I Shares. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

20	SEI Institutional Managed Trust / Annual Report / September 30, 2013

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2013

Core Fixed Income Fund

I. Objective

The Core Fixed Income Fund (the “Fund”) seeks to provide current income consistent with the preservation of capital.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio, under the general supervision of SEI Investments Management Corporation (“SIMC”). The Fund utilized the following sub-advisers as of September 30, 2013: Jennison Associates, LLC, Trust Company of the West (formerly Metropolitan West Asset Management), Wells Capital Management, Inc., Western Asset Management Company and Western Asset Management Company Limited. There were no manager changes during the year ended September 30, 2013.

III. Market Commentary

The U.S. fixed-income market took a rollercoaster ride for the year ended September 30, 2013. Non-Treasury sectors started the period with strong performance, thanks to the global central banks’ accommodative policies. In 2012, the European Central Bank launched two rounds of Long-term Refinancing Operation, which helped alleviate short-term funding pressure in the eurozone. In the U.S., the Federal Reserve (the “Fed”) continued Operation Twist until December 2012, and started its third quantitative-easing program (“QE3”) to purchase $85 billion of agency mortgage-backed and long-term Treasury securities every month. In addition, economic and corporate fundamentals continued to improve, while inflation remained benign in the U.S. The housing market experienced strong recovery, with the S&P/Case-Shiller national price index up double digits from a year ago. The non-agency mortgage-backed securities (“MBS”) market saw strong price appreciation over the year, helped by improving credit fundamentals and attractive valuations. After a few years of deleverage, we believe that corporations (especially financial companies) have much stronger balance sheets and solid earnings. The primary issuance was robust, which has been met with strong demand from investors.

The market turned a corner at the beginning of May 2013, as fear of the Fed tapering QE3 caused a surge in interest rates and triggered a broad market selloff. The 10-year Treasury yield rose from around 1.6% at the beginning of May to almost 3% at the beginning of September. Credit spreads widened across the sectors, and fixed-income funds witnessed the largest cash outflow since the beginning of the year. Liquidity declined and dealer balance sheets were constrained. Agency MBS were hit especially hard, as the sharp rise in Treasury yields resulted in significant duration extension and QE uncertainty caused selling from real estate investment trusts and overseas investors.

By mid-September, the Fed surprisingly announced its decision to not taper asset purchases and gave a more dovish economic forecast. The 10-year Treasury yield fell on the news, settling around 2.6% at the end of September; non-Treasury sectors rallied across the board. Agency MBS benefited the most, as we expect Fed purchases to continue supporting the market. Non-agency MBS and commercial MBS (“CMBS”) also recovered, as investor demand quickly picked up with the rally in other risky assets.

IV. Return vs. Benchmark

For the year ended September 30, 2013, the Core Fixed Income Fund, Class A, outperformed the Barclays Capital U.S. Aggregate Bond Index, returning (1.00)% versus the Index return of (1.68)%.

V. Fund Attribution

The Fund’s overweight positions in corporate bonds, non-agency MBS and commercial mortgage-backed securities (“CMBS”) were the key drivers of performance. Duration exposure that was shorter than the benchmark also had a positive impact on performance, as Treasury yields rose during the period. Treasury futures were utilized to help manage the Fund’s duration and yield-curve exposure.

An overweight to large financials generated significant outperformance relative to Treasurys. The steep yield curve, combined with improved access to capital markets, allowed the largest U.S. banking institutions to strengthen their balance sheets and sustain profitability over the course of the year.

Non-agency mortgages continued to perform well, as the sector experienced price appreciation as a result of an improving housing market, principal pay downs and a negative net supply.

SEI Institutional Managed Trust / Annual Report / September 30, 2013	21

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2013

Core Fixed Income Fund (Concluded)

Finally, the Fund’s overweight to the CMBS sector contributed to performance. The Fund bought credit protection by utilizing credit default swaps on a basket of CMBS, which assisted in partially hedging systematic risk associated with the portfolio’s CMBS exposure. A modest allocation to high-yield corporate bonds also contributed, as the sector benefitted from improved corporate fundamentals and low default rates.

Core Fixed Income Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized 10 Year Return	Annualized Inception to Date
Core Fixed Income Fund, Class A	(1.09)%	4.26%	7.82%	5.01%	6.65%
Core Fixed Income Fund, Class I	(1.31)%	4.03%	7.59%	4.76%	6.23%
Barclays Capital U.S. Aggregate Bond Index	(1.68)%	2.86%	5.41%	4.59%	6.91%

Comparison of Change in the Value of a $100,000 Investment in the Core Fixed Income Fund, Class A and Class I, versus the Barclays Capital U.S. Aggregate Bond Index

[1]

For the period ended 9/30/13. Past performance is no indication of future performance. Class A Shares were offered beginning 5/1/87 and Class I Shares were offered beginning 8/6/01. The performance of Class I Shares prior to 8/6/01 is calculated using the performance of the fund’s Class A Shares adjusted for the higher expenses of the Class I Shares. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

22	SEI Institutional Managed Trust / Annual Report / September 30, 2013

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2013

U.S. Fixed Income Fund

I. Objective

The U.S. Fixed Income Fund (the “Fund”) seeks to provide current income consistent with the preservation of capital.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio, under the general supervision of SEI Investments Management Corp. (“SIMC”). The Fund utilized the following sub-advisers as of September 30, 2013: Jennison Associates LLC, J.P. Morgan Investment Management, Inc., Trust Company of the West (formerly Metropolitan West Asset Management), Wells Capital Management, Inc., Western Asset Management Company and Western Asset Management Company Limited. There were no manager changes during the year ended September 30, 2013.

III. Market Commentary

The U.S. fixed-income market took a rollercoaster ride for the year ended September 30, 2013. Non-Treasury sectors started the period with strong performance, thanks to the global central banks’ accommodative policies. In 2012, the European Central Bank launched two rounds of Long-term Refinancing Operation, which helped alleviate short-term funding pressure in the eurozone. In the U.S., the Federal Reserve (the “Fed”) continued Operation Twist until December 2012, and started its third quantitative-easing program (“QE3”) to purchase $85 billion of agency mortgage-backed and long-term Treasury securities every month. In addition, economic and corporate fundamentals continued to improve, while inflation remained benign in the U.S. The housing market experienced strong recovery, with the S&P/Case-Shiller national price index up double digits from a year ago. The non-agency mortgage-backed securities (“MBS”) market saw strong price appreciation over the year, helped by improving credit fundamentals and attractive valuations. After a few years of deleverage, we believe that corporations (especially financial companies) have much stronger balance sheets and solid earnings. The primary issuance was robust, which has been met with strong demand from investors.

The market turned a corner at the beginning of May 2013, as fear of the Fed tapering QE3 caused a surge in interest rates and triggered a broad market selloff. The 10-year Treasury yield rose from around 1.6% at the beginning of May to almost 3% at the beginning of September. Credit spreads widened across the sectors, and fixed-income funds witnessed the largest cash outflow since the beginning of the year. Liquidity declined and dealer balance sheets were constrained. Agency MBS were hit especially hard, as the sharp rise in Treasury yields resulted in significant duration extension and QE uncertainty caused selling from real estate investment trusts and overseas investors.

By mid-September, the Fed surprisingly announced its decision to not taper asset purchases and gave a more dovish economic forecast. The 10-year Treasury yield fell on the news, settling around 2.6% at the end of September; non-Treasury sectors rallied across the board. Agency MBS benefited the most, as we expect Fed purchases to continue supporting the market. Non-agency MBS and commercial MBS (“CMBS”) also recovered, as investor demand quickly picked up with the rally in other risky assets.

IV. Return vs. Benchmark

For the year ended September 30, 2013, the U.S. Fixed Income Fund, Class A, outperformed the Barclays Capital U.S. Aggregate Bond Index, returning (1.61%) versus the Index return of (1.68%).

V. Fund Attribution

The Fund’s overweight positions in corporate bonds, non-agency MBS and CMBS were the key drivers of performance. Duration exposure that was shorter than the benchmark also had a positive impact on performance, as Treasury yields rose during the period. Treasury futures were utilized to help manage the Fund’s duration and yield-curve exposure.

An overweight to large financials generated significant outperformance relative to Treasurys. The steep yield curve, combined with improved access to capital markets, allowed the largest U.S. banking institutions to strengthen their balance sheets and sustain profitability over the course of the year.

Non-agency mortgages continued to perform well, as the sector experienced price appreciation as a result of an improving housing market, principal pay downs and a negative net supply.

SEI Institutional Managed Trust / Annual Report / September 30, 2013	23

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2013

U.S. Fixed Income Fund (Concluded)

Finally, the Fund’s overweight to the CMBS sector contributed to performance. The Fund bought credit protection by utilizing credit default swaps on a basket of CMBS, which assisted in partially hedging systematic risk associated with the portfolio’s CMBS exposure. A modest allocation to high-yield corporate bonds also contributed, as the sector benefitted from improved corporate fundamentals and low default rates.

U.S. Fixed Income Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized Inception to Date
U.S. Fixed Income Fund, Class A	(1.61)%	3.44%	5.43%
Barclays Capital U.S. Aggregate Bond Index	(1.68)%	2.86%	4.74%

Comparison of Change in the Value of a $100,000 Investment in the U.S. Fixed Income Fund, Class A, versus the Barclays Capital U.S. Aggregate Bond Index

[1]

For the period ended 9/30/13. Past performance is no indication of future performance. Class A shares were offered beginning 7/2/09. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

24	SEI Institutional Managed Trust / Annual Report / September 30, 2013

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2013

High Yield Bond Fund

I. Objective

The High Yield Bond Fund (the “Fund”) seeks total return.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio, under the general supervision of SEI Investments Management Corp. (“SIMC”). The Fund utilized the following sub-advisors as of September 30, 2013: Ares Management LLC, Brigade Capital Management, LLC, Delaware Investments Fund Advisers, Guggenheim Partners Investment Management, LLC and J.P. Morgan Investment Management, Inc.

III. Market Commentary

For the year ended September 30, 2013, the high-yield market, as measured by the BoA Merrill Lynch U.S. High Yield Constrained Index, returned 7.09%. Returns were strong at the beginning of the Fund’s fiscal year and continued unabated into early May before turning negative when the U.S. Federal Reserve (the “Fed”) began talking about tapering its asset purchase program. Capital markets sold off through the late spring and early summer months of 2013 before rebounding into the Fund’s fiscal year end. The high-yield market has been supported by solid fundamentals, robust issuance and a benign inflation outlook. Fundamentals within the universe of high-yield companies remain strong, with leverage ratios declining, improving free cash flows, expense reductions and modest expansion of top-line growth (but managements are more guarded about future growth). During the fiscal year, issuance totaled $415.7 billion, establishing a new 12-month issuance record. The market received support with nearly 57% of the proceeds utilized for refinancing purposes, keeping a lid on the amount of outstanding bonds and enabling companies to reduce debt-service costs. Cash flows into the asset class from both retail and institutional investors were negative over the course of the year and contributed to the volatility, with several weeks of flows in excess of +/- $1 billion after the Fed “taper talk” in May. According to Moody’s, the U.S. default rate rose to 3.4% before declining to 2.8% at the end of the period, which remains below the long-term historical average of 4.6%. Strong demand for high-yield securities early in the period enabled yields to establish a new record low of 4.99% in early May before rising to 6.85% and ending the fiscal year at 5.71%. Spreads narrowed 88 basis points during the fiscal year, ending at 486 basis points on a combination of improving fundamentals and rising U.S. Treasury yields. With generally solid market returns, lower quality bonds outperformed higher quality bonds again with CCCs returning 12.51%, followed by Bs at 7.48% and BBs at 4.75%.

Returns were positive and broad-based, with all of the BofA Merrill Lynch sectors producing positive returns for the year. Top-performing sectors included basic industry and insurance, while the worst-performing sector was utilities.

IV. Return vs. Benchmark

For the year ended September 30, 2013, the High Yield Bond Fund, Class A, outperformed the BofA Merrill Lynch U.S. High Yield Constrained Index, returning 7.39% versus the Index return of 7.09%.

V. Fund Attribution

The Fund’s allocation to collateralized loan obligations enhanced performance, as strong new issuance, robust demand and concerns about rising interest rates all served to support the market. Selection in the Energy sector added to returns, as some of the Fund’s holdings benefited from merger and acquisition activity along with refinancing. Selection in the services sector also contributed, especially within transportation and construction companies. An underweight to and selection within the underperforming Utility sector benefited. Detracting from performance was selection in the basic industry sector, especially within metals and mining companies, which struggled with stagnant commodity prices. Selection within the Health Care sector subtracted, as several service and facility operators struggled with reduced government reimbursement rates. An allocation to municipal tobacco bonds did not benefit returns, as those securities underperformed taxable high-yield securities.

SEI Institutional Managed Trust / Annual Report / September 30, 2013	25

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2013

High Yield Bond Fund (Concluded)

High Yield Bond Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized 10 Year Return	Annualized Inception to Date
High Yield Bond Fund, Class A	7.39%	9.29%	12.24%	7.73%	7.70%
High Yield Bond Fund, Class I	7.19%	8.12%	11.44%	7.29%	7.42%
BofA Merrill Lynch U.S. High Yield Constrained Index	7.09%	8.86%	13.39%	8.71%	N/A

Comparison of Change in the Value of a $100,000 Investment in the High Yield Bond Fund, Class A or Class I, versus the BofA Merrill Lynch U.S. High Yield Constrained Index

[1]

For the period ended 9/30/13. Past performance is no indication of future performance. Class A Shares were offered beginning 1/11/95 and Class I Shares were offered beginning 10/01/07. The performance of Class I Shares prior to 10/01/07 is calculated using the performance of the fund’s Class A Shares adjusted for the higher expenses of the Class I Shares. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

26	SEI Institutional Managed Trust / Annual Report / September 30, 2013

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2013

Real Return Fund

I. Objective

The Real Return Fund (the “Fund”) seeks to provide total return exceeding the rate of inflation.

II. Multi-Manager Approach

The Fund uses a sub-adviser to manage the Fund under the supervision of SEI Investments Management Corporation (“SIMC”). As of May 16, 2013, the Fund replaced Wellington Management Company, LLC with the SEI Fixed Income Portfolio Management Team.

III. Market Commentary

The U.S. fixed-income market took a rollercoaster ride for the 12-month period ending September 30, 2013. Non-Treasury sectors started the period with strong performance, thanks to global central banks’ accommodative policies. In addition, economic and corporate fundamentals continued to improve, while inflation remained benign in the U.S. The housing market experienced a strong recovery, with the S&P/Case-Shiller national home price index up double digits from a year ago, driven in part by low supply of new and existing homes.

The market turned a corner in May 2013, as fears that the Federal Reserve (the “Fed”) would taper its asset-purchase program caused interest rates to surge and triggered a broad market selloff. The 10-year Treasury yield rose from around 1.6% at the beginning of May to almost 3% at the beginning of September. By mid-September, the Fed surprised markets by announcing it would not taper its asset purchases and by giving a more dovish economic forecast. Ten-year Treasury yields fell on the news, settling around 2.6% at the end of September, and non-Treasury sectors rallied across the board. Over the past year, five-year and 10-year TIPS real yields rose 96 and 121 basis points, respectively, to (0.56)% and 0.42%—reflecting tame inflation expectations, fears of the Fed being less accommodative, and the market implying real economic growth. The five-year TIPS breakeven inflation rate (which is the difference in yield between nominal Treasurys and TIPS of a similar maturity) narrowed from 2.2% to 1.9%, resulting in TIPS underperforming their nominal Treasury counterparts for the one-year period.

IV. Return vs. Benchmark

For the year ended September 30, 2013, the Real Return Fund, Class A, performed in line with the Barclays Capital 1-5 Year U.S. TIPS Index, returning (1.72)% versus the Index return of (1.28)%.

V. Fund Attribution

The Fund underperformed the benchmark. Curve positioning as well as tactical and timely allocations to nominal Treasurys helped performance, while security selection detracted.

Real Return Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized Inception to Date
Real Return Fund, Class A	(1.72)%	1.78%	2.93%
Barclays Capital 1-5 Year U.S. TIPS Index	(1.28)%	2.17%	3.33%

Comparison of Change in the Value of a $100,000 Investment in the Real Return Fund, Class A, versus the Barclays Capital 1-5 Year U.S. TIPS Index

[1]

For the period ended 9/30/13. Past performance is no indication of future performance. Class A shares were offered beginning 7/2/09. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect for waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

SEI Institutional Managed Trust / Annual Report / September 30, 2013	27

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2013

Multi-Strategy Alternative Fund

I. Objective

The Multi-Strategy Alternative Fund (the “Fund”) allocates its assets among a variety of investment strategies to seek to generate an absolute return with reduced correlation to the stock and bond markets.

II. Multi-Manager Approach Statement

The Fund’s assets are managed under the direction of SEI Investments Management Corporation (“SIMC”), which manages the Fund’s assets in a way that it believes will achieve the Fund’s investment objective. In order to achieve its investment objective, the Fund may allocate its assets among a variety of investment strategies through the use of: (i) affiliated and unaffiliated funds, including open-end funds, closed-end funds and exchange traded funds (“Underlying Funds”); and (ii) one or more investment sub-advisers. The Fund currently allocates assets to one sub-adviser, Turner Investments, LP (“Turner”), pursuant to SIMC’s “manager-of-managers” model, and such sub-adviser manages a portion of the Fund’s portfolio under the general supervision of SIMC.

III. Market Commentary

For the year ended September 30, 2013, financial markets performed reasonably well in response to the Federal Reserve and other central banks’ actions, as economic recovery spread further and global uncertainties diminished somewhat. Still, the choppy market conditions presented challenges for several investment strategies. Riskier assets continued to outperform.

IV. Return vs. Benchmark

For the year ended September 30, 2013, the Multi-Strategy Alternative Fund, Class A, outperformed the benchmark BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, returning 2.33% versus 0.10%, respectively. Although the Fund’s performance is benchmarked against the return of the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, an investment in the Fund is substantially different from an investment in U.S. Treasury bills. Among other things, Treasury bills are backed by the full faith and credit of the U.S. Government and have a fixed rate of return. Investors in Treasury bills do not risk losing their investment, whereas loss of money is a risk of investing in the Fund. Further, an investment in the Fund is expected to be substantially more volatile than an investment in Treasury bills because of the breadth and types of securities and other instruments in which the Fund may invest.

V. Fund Attribution

The largest positive contributor to the Fund’s returns was the Equity Hedge strategy, followed by the Relative Value and Event Driven strategies. The Tactical Directional strategy was down marginally. “Risk-on” rallies that were interrupted by sharp reversals proved challenging for the Managed Futures strategy. The Global Macro strategy had difficulty allocating risk effectively in markets that were driven mostly by the words and actions of central bankers.

Our Equity Hedge strategies reacted positively to strong equity markets, especially in the U.S., and increased dispersion of returns between equities, an environment that tends to be better suited to alpha generation. The Relative Value strategies generated solid returns, due to narrowing credit spreads earlier on and a focus on challenging events later in the period. The Event Driven allocation’s performance improved, as merger and acquisition activity picked up on stable economic growth, although at relatively low levels, and improving corporate confidence supported by higher equity prices.

Turner made limited use of options contracts for hedging purposes, and this activity had a neutral impact on performance during the Fund’s fiscal year.

Multi-Strategy Alternative Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized Inception to Date
Multi-Strategy Alternative Fund, Class A	2.33%	0.87%	0.54%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.10%	0.10%	0.11%

Comparison of Change in the Value of a $100,000 Investment in the Multi-Strategy Alternative Fund, Class A, versus the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index

[1]

For the period ended 9/30/13. Past performance is no indication of future performance. Class A shares were offered beginning 3/31/10. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for the period reflect fee waivers and/or reimbursements in effect for the period; absent fee waivers and reimbursements, performance would have been lower. Although the Fund’s performance is benchmarked against the return of the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, an investment in the Fund is substantially different from an investment in U.S. Treasury bills. Among other things, Treasury bills are backed by the full faith and credit of the U.S. Government and have a fixed rate of return. Investors in Treasury bills do not risk losing their investment, whereas loss of money is a risk of investing in the Fund. Further, an investment in the Fund is expected to be substantially more volatile than an investment in Treasury bills because of the breadth and types of securities and other instruments in which the Fund may invest.

28	SEI Institutional Managed Trust / Annual Report / September 30, 2013

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2013

Multi-Asset Accumulation Fund

I. Objective

The Multi-Asset Accumulation Fund (the “Fund”) seeks total return, including capital appreciation and income.

II. Multi-Manager Approach Statement

The Fund’s inception date was April 9, 2012. The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio, under the general supervision of SEI Investments Management Corporation (“SIMC”). The Fund utilized the following sub-advisers as of September 30, 2013: AQR Capital Management, LLC and PanAgora Asset Management Inc. For the year ended September 30, 2013 there were no manager changes.

III. Market Commentary

The last year was a period that favored concentrated risk taking over diversification. For the year ended September 30, 2013, global equities performed well. The MSCI World Index gained almost 21%, as investors shifted allocations out of low-yielding, risk-free bonds and into riskier assets. We believe this was a desired result of quantitative easing by the Federal Reserve (the “Fed”), which it hopes will jumpstart economic growth. Around the world, other central banks have tried to bolster exports by devaluing their currency, most notably the Bank of Japan. A concerted effort to devalue the yen drove the dollar-yen exchange rate from 79 in October 2012 to a peak of over 103 yen per dollar in May 2013. This devaluation has proven successful in benefiting Japanese exports and has thus helped contribute to the sharp appreciation of Japanese equities seen in the spring.

Commodities, on the other hand, experienced a poor year-over-year performance. Driven mostly by energy, the Dow Jones UBS Commodity Index has fallen over 14% since September 2012. In fixed-income markets, fears that the Fed would begin to taper its bond-buying activity led to losses. The Barclays Global Aggregate (in U.S. dollar terms) finished the last 12 months unchanged.

IV. Return vs. Benchmark

For the year ended September 30, 2013, the Multi-Asset Accumulation Fund, Class A, returned 1.12%. The MSCI World Index

(Net) (Hedged) (USD) and the blended benchmark, 60% MSCI World (Net) (Hedged) (USD) Index and 40% Barclays Global Aggregate Index, Hedged (USD), returned 22.18% and 13.12% over the same period, respectively.

V. Fund Attribution

The Fund’s underperformance was primarily driven by an underweight to equities and an overweight to inflation-related assets versus its blended benchmark. The underweight to equities detracted from relative returns, as global equities rallied during the period. Inflation-related assets (principally commodities and global inflation-linked bonds) performed poorly during the period, detracting from absolute and benchmark-relative returns. Global sovereign bonds detracted from relative returns, due to a sharp rise in rates in the second quarter of 2013.

Derivatives used in the reporting period included equity-index futures, bond-index futures, interest-rate swaps, commodity futures, total-return swaps and currency forwards. These derivatives are primarily used to provide cost-effective exposures to the desired asset classes. Derivatives had a meaningful impact on Fund performance in the period. Sovereign bond-index futures, interest-rate swaps and, to a lesser extent, sovereign bond total-return swaps (used for market exposure) negatively contributed to performance, as interest rates increased on average over the period. Bond-exposure related underperformance is primarily attributable to a larger notional exposure to bonds. Global-equity futures (used for market exposure), specifically U.S. equity futures, were a meaningful contributor to performance. While equity futures had a positive impact on total returns, a lower notional exposure to equities detracted from relative performance. Within the Fund, a controlled foreign corporation was established to provide more tax-efficient exposure, primarily to commodity futures and, to a lesser extent, commodity total-return swaps, as commodities are a key part of the Fund’s strategy. The commodity futures provide a strategic exposure to a diversified mix of underlying commodities. This exposure was a negative contributor to total returns over the period. Forward currency contracts on emerging-market currencies (used for market exposure) were a modestly negative contributor to total return and benchmark-relative returns. Forward currency contracts on developed-market currencies

SEI Institutional Managed Trust / Annual Report / September 30, 2013	29

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2013

Multi-Asset Accumulation Fund (Concluded)

were principally used to hedge foreign-currency risk relative to the U.S. dollar. These exposures have slightly detracted from performance over the measurement period.

Multi-Asset Accumulation Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized Inception to Date
Multi-Asset Accumulation Fund, Class A	1.12%	4.49%
MSCI World Index (Net)(Hedged)(USD)	22.18%	17.12%
Barclays Global Aggregate Index, Hedged (USD)	0.54%	2.63%
60/40 Hybrid consisting of the MSCI World Index (Net)(Hedged)(USD) and Barclays Global Aggregate Index, Hedged (USD)	13.12%	11.25%

Comparison of Change in the Value of a $100,000 Investment in the Multi-Asset Accumulation Fund, Class A, versus the MSCI World Index (Net)(Hedged)(USD) and a 60/40 Hybrid of the following Indexes: the MSCI World Index (Net)(Hedged)(USD) and the Barclays Global Aggregate Index, Hedged (USD)

[1]

For the period ended 9/30/13. Past performance is no indication of future performance. Class A shares were offered beginning 4/09/12. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for the period reflect fee waivers and/or reimbursements in effect for the period; absent fee waivers and reimbursements, performance would have been lower.

30	SEI Institutional Managed Trust / Annual Report / September 30, 2013

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2013

Multi-Asset Income Fund

I. Objective

The Multi-Asset Income Fund (the “Fund”) seeks total return with an emphasis on current income.

II. Multi-Manager Approach Statement

The Fund’s inception date was April 9, 2012. It uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio, under the general supervision of SEI Investments Management Corporation (“SIMC”). The Fund utilized the following sub-adviser as of September 30, 2013: Guggenheim Partners Investment Management, LLC. For the year ended September 30, 2013 there were no manager changes.

III. Market Commentary

The last year was a period that favored concentrated risk taking over diversification. For the year ended September 30, 2013, global equities performed well. The MSCI World Index gained almost 21%, as investors shifted allocations out of low-yielding, risk-free bonds and into riskier assets. We believe this was a desired result of quantitative easing by the Federal Reserve (the “Fed”), which it hopes will jumpstart economic growth. Around the world, other central banks have tried to bolster exports by devaluing their currency, most notably the Bank of Japan. A concerted effort to devalue the yen drove the dollar-yen exchange rate from 79 in October 2012 to a peak of over 103 yen per dollar in May 2013. This devaluation has proven successful in benefiting Japanese exports and has thus helped contribute to the sharp appreciation of Japanese equities seen in the spring.

Commodities, on the other hand, experienced a poor year-over-year performance. Driven mostly by energy, the Dow Jones UBS Commodity Index has fallen over 14% since September 2012. In fixed-income markets, fears that the Fed would begin to taper its bond-buying activity led to losses. The Barclays Global Aggregate (in U.S. dollar terms) finished the last 12 months unchanged.

IV. Return vs. Benchmark

For the year ended September 30, 2013, the Multi-Asset Income Fund, Class A, returned 8.24%. The BofA Merrill Lynch U.S. High Yield Constrained Index and the blended benchmark, 45% Barclays U.S. Aggregate Bond Index, 40% BofA Merrill Lynch U.S. High Yield Constrained Index and 15% S&P 500 Index, returned 7.09% and 4.81% over the same period, respectively.

V. Fund Attribution

The largest contributors to total return were allocations to high-yield corporate bonds and bank loans. The below-average credit quality of the Fund contributed to benchmark-relative performance. The Fund also benefitted from strong performance in the securitized sectors, including asset-backed securities and collateralized loan obligations—many of which are out of benchmark holdings.

Derivatives used by the Fund primarily consisted of options on exchange-traded funds (“ETF”). These were employed for various purposes, including equity-market exposure to specific countries and sectors as well as interest-rate risk hedging. Options were also used to generate income through covered call writing programs. Derivatives had a meaningful impact on Fund performance in the period. Interest-rate swaps were used to hedge duration risk in the portfolio for a portion of the reporting period. This position benefitted the Fund, as interest rates rose. A small covered call option position on European equity ETFs contributed through income generation from the call-option sales.

SEI Institutional Managed Trust / Annual Report / September 30, 2013	31

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2013

Multi-Asset Income Fund (Concluded)

Multi-Asset Income Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annaulized Inception to Date
Multi-Asset Income Fund, Class A	8.24%	9.32%
Barclays U.S. Aggregate Bond Index	(1.68)%	0.88%
BofA Merrill Lynch U.S. High Yield Constrained Index	7.09%	9.47%
S&P 500 Index	19.34%	16.74%
45/40/15 Hybrid consisting of the Barclays U.S. Aggregate Bond Index, BofA Merrill Lynch U.S. High Yield Constrained Index and S&P 500 Index	4.81%	6.62%

Comparison of Change in the Value of a $100,000 Investment in the Multi-Asset Income Fund, Class A, versus the BofA Merrill Lynch U.S. High Yield Constrained Index and a 45/40/15 Hybrid of the following Indexes: the Barclays U.S. Aggregate Bond Index, the BofA Merrill Lynch U.S. High Yield Constrained Index, and the S&P 500 Index

[1]

For the period ended 9/30/13. Past performance is no indication of future performance. Class A shares were offered beginning 4/09/12. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for the period reflect fee waivers and/or reimbursements in effect for the period; absent fee waivers and reimbursements, performance would have been lower.

32	SEI Institutional Managed Trust / Annual Report / September 30, 2013

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2013

Multi-Asset Inflation Managed Fund

I. Objective

The Multi-Asset Inflation Managed Fund (the “Fund”) seeks total return exceeding the rate of inflation.

II. Multi-Manager Approach Statement

The Fund’s inception date was April 9, 2012. The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio, under the general supervision of SEI Investments Management Corporation (“SIMC”). The Fund utilized the following sub-adviser as of September 30, 2013: AllianceBernstein, L.P. For the year ended September 30, 2013 there were no manager changes.

III. Market Commentary

The last year was a period that favored concentrated risk taking over diversification. For the year ended September 30, 2013, global equities performed well. The MSCI World Index gained almost 21%, as investors shifted allocations out of low-yielding, risk-free bonds and into riskier assets. We believe this was a desired result of quantitative easing by the Federal Reserve (the “Fed”), which it hopes will jumpstart economic growth. Around the world, other central banks have tried to bolster exports by devaluing their currency, most notably the Bank of Japan. A concerted effort to devalue the yen drove the dollar-yen exchange rate from 79 in October 2012 to a peak of over 103 yen per dollar in May 2013. This devaluation has proven successful in benefiting Japanese exports and has thus helped contribute to the sharp appreciation of Japanese equities seen in the spring.

Commodities, on the other hand, experienced a poor year-over-year performance. Driven mostly by energy, the Dow Jones UBS Commodity Index has fallen over 14% since September 2012. In fixed-income markets, fears that the Fed would begin to taper its bond-buying activity led to losses. The Barclays Global Aggregate (in U.S. dollar terms) finished the last 12 months unchanged.

IV. Return vs. Benchmark

For the year ended September 30, 2013, the Multi-Asset Inflation Manged Fund, Class A, returned (6.27)%. The Barclays 1-5 Year

U.S. TIPS Index and the blended benchmark, 70% Barclays 1-5 Year U.S. TIPS Index and 30% MSCI All Country World Commodity Producers Index, returned (1.28)% and (1.15)% over the same period, respectively.

V. Fund Attribution

The biggest contributor to underperformance and negative total return was the allocation to commodity futures. Commodities were the worst performers in this multi-asset-class portfolio. Concerns over slowing growth in the emerging markets and Europe weighed on the sector. Another contributor to underperformance was an equity-market hedge that seeks to neutralize 50% of the Fund’s equity-market exposure. As the U.S. equity market rallied over the prior year, this hedge contributed negatively to total return and benchmark-relative return. An out-of-benchmark position in real estate investment trusts added slightly to relative returns in the period.

The Fund utilizes derivatives (specifically commodity futures, bond-index futures and total-return swaps), which had a meaningful impact on Fund performance in the period. A short position in U.S. Treasury futures was used to hedge duration risk for a portion of the Fund’s corporate-bond exposure. This hedge slightly added to total returns as interest rates rose. A short position in U.S. equity total-return swaps was used to hedge equity-market risk for a portion of the Fund’s long equity positions. This hedge detracted from total returns, as equity market returns were positive. Within the Fund, a Controlled Foreign Corporation has been established to provide more tax-efficient exposure—primarily to commodity futures, which are a key element of the Fund’s strategy. The commodity futures provide a strategic exposure to a diversified mix of underlying commodities. This exposure detracted from total returns over the period. Forward-currency contracts on developed market currencies were principally used to hedge foreign currency risk relative to the U.S. dollar and had a slightly positive effect on performance.

SEI Institutional Managed Trust / Annual Report / September 30, 2013	33

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2013

Multi-Asset Inflation Managed Fund (Concluded)

Multi-Asset Inflation Managed Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized Inception to Date
Multi-Asset Inflation Managed Fund, Class A	(6.27)%	(3.30)%
Barclays 1-5 Year U.S. TIPS Index	(1.28)%	(0.37)%
MSCI All Country World Commodity Producers Index	(0.60)%	(0.31)%
70/30 Hybrid consisting of the Barclays 1-5 Year U.S. TIPS Index and MSCI All Country World Commodity Producers Index	(1.15)%	(0.30)%

Comparison of Change in the Value of a $100,000 Investment in the Multi-Asset Inflation Managed Fund, Class A, versus Barclays 1-5 Year U.S. TIPS Index and a 70/30 Hybrid of the following Indexes: the Barclays 1-5 Year U.S. TIPS Index, and the MSCI All Country World Commodity Producers Index

[1]

For the period ended 9/30/13. Past performance is no indication of future performance. Class A shares were offered beginning 4/09/12. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for the period reflect fee waivers and/or reimbursements in effect for the period; absent fee waivers and reimbursements, performance would have been lower.

34	SEI Institutional Managed Trust / Annual Report / September 30, 2013

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2013

Multi-Asset Capital Stability Fund

I. Objective

The Multi-Asset Capital Stability Fund (the “Fund”) attempts to manage the risk of loss while providing current income and an opportunity for capital appreciation. Managing the risk of loss does not mean preventing losses, but rather managing the Fund in a manner intended to limit the level of losses that the Fund could incur over any particular period.

II. Multi-Manager Approach Statement

The Fund’s inception date was April 9, 2012. It uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio, under the general supervision of SEI Investments Management Corporation (“SIMC”). The Fund utilized the following sub-adviser as of September 30, 2013: AllianceBernstein, L.P. For the year ended September 30, 2013 there were no manager changes.

III. Market Commentary

The last year was a period that favored concentrated risk taking over diversification. For the year ended September 30, 2013, global equities performed well. The MSCI World Index gained almost 21%, as investors shifted allocations out of low-yielding, risk-free bonds and into riskier assets. We believe this was a desired result of quantitative easing by the Federal Reserve (the “Fed”), which it hopes will jumpstart economic growth. Around the world, other central banks have tried to bolster exports by devaluing their currency, most notably the Bank of Japan. A concerted effort to devalue the yen drove the dollar-yen exchange rate from 79 in October 2012 to a peak of over 103 yen per dollar in May 2013. This devaluation has proven successful in benefiting Japanese exports and has thus helped contribute to the sharp appreciation of Japanese equities seen in the spring.

Commodities, on the other hand, experienced a poor year-over-year performance. Driven mostly by energy, the Dow Jones UBS Commodity Index has fallen over 14% since September 2012. In fixed-income markets, fears that the Fed would begin to taper its bond-buying activity led to losses. The Barclays Global Aggregate (in U.S. dollar terms) finished the last 12 months unchanged.

IV. Return vs. Benchmark

For the year ended September 30, 2013, the Multi-Asset Capital Stability Fund, Class A, returned (1.23)%. The Barclays 1-3 Year U.S. Government/Credit Index and the blended benchmark, 95% Barclays 1-3 Year U.S. Government/Credit Index and 5% S&P 500 Index, returned 0.62% and 1.51% over the same period, respectively.

V. Fund Attribution

The Fund’s underperformance against the blended benchmark was primarily attributable to investments in U.S. Treasury inflation-protected securities (“TIPS”) and global sovereign bonds. The Fund’s asset-allocation changes between equities, bonds and cash detracted from relative returns, specifically in the second quarter of 2013, as a sharp rise in U.S. real rates negatively impacted the Fund’s U.S. TIPS positions and global sovereign bond positions. The Fund’s allocations to equity and credit contributed positively to performance, yet not enough to offset declines on the fixed-income portion of the portfolio.

Derivatives used in the reporting period included credit-default swaps, equity-index futures, bond-index futures, interest-rate swaps and currency forwards. These derivatives are primarily used to provide cost-effective exposures to desired asset classes, and had a meaningful impact on Fund performance in the period. Sovereign bond-index futures and interest-rate swaps (used for market exposure) were the biggest detractors from performance, as interest rates increased on average over the period. The bond futures tend to exhibit longer duration (greater sensitivity to interest rates) than the benchmark, and longer duration exposures are typically negatively impacted from rising interest rates. Stock-index futures (used for market exposure), primarily U.S. stocks, were a large positive contributor to total returns over the period. Small positions in credit-default swaps, used to gain exposure to high-yield and investment-grade credit, contributed modestly to total return. Forward currency contracts on developed market currencies were principally used to hedge foreign-currency risk relative to the U.S. dollar. The effect of these hedges on performance was largely neutral.

SEI Institutional Managed Trust / Annual Report / September 30, 2013	35

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2013

Multi-Asset Capital Stability Fund (Concluded)

Multi-Asset Capital Stability Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annulized Inception to Date
Multi-Asset Capital Stability Fund, Class A	(1.23)%	0.11%
Barclays 1-3 Year U.S. Government/Credit Index	0.62%	0.89%
S&P 500 Index	19.34%	16.74%
95/5 Hybrid consisting of Barclays 1-3 Year U.S. Government/Credit Index and S&P 500 Index	1.51%	1.66%

Comparison of Change in the Value of a $100,000 Investment in the Multi-Asset Capital Stability Fund, Class A, versus Barclays 1-3 Year Government/Credit Index and a 95/5 Hybrid of the following Indexes the Barclays 1-3 Year U.S. Government/Credit Index and the S&P 500 Index

[1]

For the period ended 9/30/13. Past performance is no indication of future performance. Class A shares were offered beginning 4/09/12. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for the period reflect fee waivers and/or reimbursements in effect for the period; absent fee waivers and reimbursements, performance would have been lower.

36	SEI Institutional Managed Trust / Annual Report / September 30, 2013

SUMMARY SCHEDULE OF INVESTMENTS

Large Cap Fund

September 30, 2013

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (A) — 95.3%

Consumer Discretionary — 12.7%
Coach	0.5%	206,478	$11,259
Liberty Media - Interactive, Cl A*	0.6	508,275	11,929
Nike, Cl B	0.9	262,578	19,074
Nordstrom	0.5	196,083	11,020
priceline.com*	0.6	12,250	12,384
Target, Cl A	0.7	216,409	13,846
Walt Disney	0.5	170,405	10,989
Other Securities	8.4		177,276

			267,777

Consumer Staples — 9.4%
Costco Wholesale	1.0	188,547	21,706
CVS Caremark	0.9	324,190	18,398
Estee Lauder, Cl A	0.8	245,556	17,164
Mead Johnson Nutrition, Cl A	0.5	146,432	10,874
Mondelez International, Cl A	0.5	356,626	11,205
Walgreen	0.7	265,175	14,266
Whole Foods Market	0.8	306,788	17,947
Other Securities	4.2		85,846

			197,406

Energy — 9.8%
Chevron	1.5	256,400	31,153
ConocoPhillips	0.6	179,900	12,505
EOG Resources	0.9	109,025	18,456
Exxon Mobil	1.4	353,900	30,449
Kinder Morgan	0.6	332,853	11,840
Other Securities	4.8		101,190

			205,593

Financials — 15.5%
American International Group	0.9	397,620	19,336
Bank of America	0.6	827,180	11,415

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Citigroup	1.0%	429,660	$20,843
Discover Financial Services	0.5	216,500	10,942
Goldman Sachs Group	0.5	70,400	11,138
JPMorgan Chase	1.4	580,980	30,031
Wells Fargo	1.0	506,300	20,920
Other Securities	9.6		202,763

			327,388

Health Care — 13.5%
Amgen, Cl A	0.9	167,313	18,729
Biogen Idec*	0.8	73,699	17,744
Celgene, Cl A*	1.2	169,728	26,126
Express Scripts Holding*	0.9	310,939	19,210
Johnson & Johnson	0.8	195,094	16,913
Pfizer	1.0	707,787	20,321
WellPoint	0.6	151,100	12,633
Other Securities	7.3		153,232

			284,908

Industrials — 8.4%
Cummins	0.5	80,770	10,732
Northrop Grumman	0.6	137,600	13,108
Other Securities	7.3		154,139

			177,979

Information Technology — 19.9%
Adobe Systems*	1.2	496,827	25,805
Apple	1.2	52,032	24,806
Cisco Systems	0.8	682,750	15,990
EMC	0.5	423,971	10,837
Google, Cl A*	0.9	21,753	19,054
International Business Machines	0.5	59,388	10,998
Mastercard, Cl A	1.1	36,265	24,398
Microsoft	0.7	444,075	14,792
Oracle, Cl B	0.8	486,713	16,144
Qualcomm	1.5	482,440	32,497
Teradata*	0.7	251,755	13,957
Visa, Cl A	1.2	133,437	25,500
Western Digital	0.5	177,300	11,241
Other Securities	8.3		173,051

			419,070

Materials — 2.9%
LyondellBasell Industries, Cl A	0.5	152,110	11,139
Other Securities	2.4		48,950

			60,089

Telecommunication Services — 1.6%
Crown Castle International*	1.2	348,190	25,428
Other Securities	0.4		7,214

			32,642

SEI Institutional Managed Trust / Annual Report / September 30, 2013	37

SUMMARY SCHEDULE OF INVESTMENTS

Large Cap Fund (Concluded)

September 30, 2013

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Utilities — 1.6%
Other Securities	1.6%		$34,748

Total Common Stock (Cost $1,541,675) ($ Thousands)			2,007,600

WARRANTS — 0.0%
Other Securities	0.0		489

Total Warrants (Cost $188) ($ Thousands)			489

AFFILIATED PARTNERSHIP — 3.9%
SEI Liquidity Fund, L.P. 0.070%**† (B)	3.9	81,401,719	81,402

Total Affiliated Partnership (Cost $81,402) ($ Thousands)			81,402

CASH EQUIVALENTS — 4.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**†	4.4	92,142,522	92,143
Other Securities	0.1		3,036

Total Cash Equivalents (Cost $95,179) ($ Thousands)			95,179

U.S. TREASURY OBLIGATIONS (C) — 0.2%
Other Securities	0.2		5,017

Total U.S. Treasury Obligations (Cost $5,016) ($ Thousands)			5,017

Total Investments — 103.9% (Cost $1,723,460) ($ Thousands)			$2,189,687

A list of the open futures contracts held by the Fund at September 30, 2013, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized (Depreciation) ($ Thousands)
S&P 500 Index EMINI	418	Dec-2013	$(175)

For the year ended September 30, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $2,107,192 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2013.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at September 30, 2013 (see Note 10). The total market value of securities on loan at September 30, 2013 was $79,181 ($ Thousands)

(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of September 30, 2013 was $81,402 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

S&P — Standard and Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of September 30, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,007,600	$—	$—	$2,007,600
Warrants	489	—	—	489
Affiliated Partnership	—	81,402	—	81,402
Cash Equivalents	95,179	—	—	95,179
U.S. Treasury Obligations	—	5,017	—	5,017

Total Investments in Securities	$2,103,268	$86,419	$—	$2,189,687

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$—	$—	$—	$—
Unrealized Depreciation	(175)	—	—	(175)

Total Other Financial Instruments	$(175)	$—	$—	$(175)

*	Futures contracts are valued at unrealized depreciation on the instrument.

For the year ended September 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended September 30, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

38	SEI Institutional Managed Trust / Annual Report / September 30, 2013

SUMMARY SCHEDULE OF INVESTMENTS

Large Cap Value Fund

September 30, 2013

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (A) — 96.7%

Consumer Discretionary — 7.7%
Lear	0.7%	137,600	$9,848
Whirlpool	0.6	61,700	9,035
Other Securities	6.4		92,919

			111,802

Consumer Staples — 6.3%
CVS Caremark	0.8	197,500	11,208
Kroger	0.7	262,800	10,601
Wal-Mart Stores	0.6	114,250	8,450
Other Securities	4.2		61,316

			91,575

Energy — 14.2%
Chevron	2.8	336,800	40,921
ConocoPhillips	1.2	247,500	17,204
Exxon Mobil	2.9	497,295	42,787
Halliburton	0.6	196,201	9,447
Marathon Oil	1.1	451,380	15,744
Murphy Oil	0.7	166,410	10,038
Occidental Petroleum	0.7	115,770	10,829
Other Securities	4.2		59,809

			206,779

Financials — 25.0%
Allstate	1.0	301,700	15,251
American International Group	0.7	196,600	9,561
Assurant	0.6	150,100	8,120
Bank of America	0.9	967,400	13,350
Chubb	0.6	99,300	8,863
Citigroup	1.4	409,960	19,887
Discover Financial Services	0.7	203,400	10,280
Everest Re Group	1.1	114,515	16,652
Fifth Third Bancorp	0.8	662,200	11,946
Goldman Sachs Group	0.9	85,000	13,448
Huntington Bancshares	0.6	1,025,300	8,469
JPMorgan Chase	2.6	744,500	38,483

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
KeyCorp	0.6%	751,100	$8,562
MetLife	0.8	238,600	11,202
PNC Financial Services Group	0.7	141,100	10,223
Regions Financial	0.6	939,700	8,702
Travelers	0.7	120,100	10,181
Wells Fargo	2.1	724,100	29,920
Other Securities	7.6		111,106

			364,206

Health Care — 13.4%
Aetna, Cl A	0.7	161,800	10,359
Amgen, Cl A	0.8	109,040	12,206
Cigna	0.7	124,400	9,561
Humana	0.6	95,900	8,950
Johnson & Johnson	0.9	152,795	13,246
McKesson	0.7	84,700	10,867
Merck	0.6	171,600	8,170
Pfizer	1.8	927,300	26,623
WellPoint	0.8	142,000	11,873
Other Securities	5.8		82,459

			194,314

Industrials — 10.7%
Delta Air Lines, Cl A	0.5	340,600	8,035
General Electric	0.8	514,075	12,281
L-3 Communications Holdings	0.8	116,800	11,038
Northrop Grumman	1.0	157,030	14,959
Raytheon	1.0	190,300	14,666
Other Securities	6.6		95,034

			156,013

Information Technology — 10.6%
Cisco Systems	1.3	800,000	18,736
Microsoft	0.7	315,560	10,511
Oracle, Cl B	0.7	328,600	10,900
Western Digital	0.7	157,400	9,979
Other Securities	7.2		103,403

			153,529

Materials — 4.4%
Other Securities	4.4		64,423

Telecommunication Services — 1.2%
AT&T	0.8	347,300	11,746
Other Securities	0.4		5,818

			17,564

Utilities — 3.2%
American Electric Power	0.9	289,900	12,567
Other Securities	2.3		33,639

			46,206

Total Common Stock (Cost $1,160,413) ($ Thousands)			1,406,411

SEI Institutional Managed Trust / Annual Report / September 30, 2013	39

SUMMARY SCHEDULE OF INVESTMENTS

Large Cap Value Fund (Concluded)

September 30, 2013

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 3.2%
SEI Liquidity Fund, L.P. 0.070%*† (B)	3.2%	46,842,265	$46,842

Total Affiliated Partnership (Cost $46,842) ($ Thousands)			46,842

CASH EQUIVALENT — 3.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%*†	3.2	46,601,208	46,601

Total Cash Equivalent (Cost $46,601) ($ Thousands)			46,601

U.S. TREASURY OBLIGATIONS (C) — 0.2%
Other Securities	0.2		2,614

Total U.S. Treasury Obligations (Cost $2,614) ($ Thousands)			2,614

Total Investments — 103.3% (Cost $1,256,470) ($ Thousands)			$1,502,468

A list of the open futures contracts held by the Fund at September 30, 2013, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Russell 2000 Index E-MINI	10	Dec-2013	$19
S&P 500 Index EMINI	116	Dec-2013	(44)

			$(25)

For the year ended September 30, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $1,454,341 ($Thousands).

*	Rate shown is the 7-day effective yield as of September 30, 2013.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at September 30, 2013 (see Note 10). The total market value of securities on loan at September 30, 2013 was $45,465 ($ Thousands).

(B)	This security was purchased with cash collateral received from securities lending (see Note 10). The total value of such securities as of September 30, 2013 was $46,842 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl	— Class

L.P.	— Limited Partnership

S&P	— Standard and Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of September 30, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,406,411	$—	$—	$1,406,411
Affiliated Partnership	—	46,842	—	46,842
Cash Equivalent	46,601	—	—	46,601
U.S. Treasury Obligations	—	2,614	—	2,614

Total Investments in Securities	$1,453,012	$49,456	$—	$1,502,468

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$19	$—	$—	$19
Unrealized Depreciation	(44)	—	—	(44)

Total Other Financial Instruments	$(25)	$—	$—	$(25)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the year ended September 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended September 30, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

40	SEI Institutional Managed Trust / Annual Report / September 30, 2013

SUMMARY SCHEDULE OF INVESTMENTS

Large Cap Growth Fund

September 30, 2013

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (A) — 97.0%‡

Consumer Discretionary — 16.3%
Home Depot	1.0%	200,600	$15,216
L Brands	1.2	272,650	16,659
Liberty Global, Cl A*	0.8	147,709	11,721
Liberty Media - Interactive, Cl A*	1.4	858,310	20,144
Liberty Ventures, Ser A*	0.1	16,100	1,420
Nike, Cl B	0.8	160,925	11,690
priceline.com*	1.5	20,750	20,977
Starbucks	1.2	232,939	17,929
Time Warner Cable, Cl A	0.8	107,100	11,952
Other Securities	7.5		106,817

			234,525

Consumer Staples — 8.8%
Costco Wholesale	0.8	101,321	11,664
Estee Lauder, Cl A	0.9	188,208	13,156
Mead Johnson Nutrition, Cl A	1.0	187,979	13,959
Walgreen	1.7	456,700	24,571
Whole Foods Market	1.0	241,524	14,129
Other Securities	3.4		49,441

			126,920

Energy — 7.6%
Core Laboratories	0.9	79,362	13,429
EOG Resources	2.2	184,000	31,148
FMC Technologies*	1.0	249,060	13,803
Kinder Morgan	1.4	564,469	20,078
Schlumberger, Cl A	1.2	192,511	17,010
Other Securities	0.9		13,625

			109,093

Financials — 6.6%
Charles Schwab	1.2	771,715	16,314
CME Group	0.8	150,350	11,108
IntercontinentalExchange*	1.1	88,625	16,078
Progressive	1.1	565,261	15,392

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
Other Securities	2.4%		$37,004

			95,896

Health Care — 15.0%
Allergan	1.3	204,350	18,483
Amgen, Cl A	0.9	114,800	12,851
Celgene, Cl A*	2.1	196,350	30,224
Covance*	0.9	154,634	13,370
DaVita HealthCare Partners*	1.1	267,060	15,196
Express Scripts Holding*	1.2	279,582	17,273
Intuitive Surgical*	1.0	39,607	14,903
Novo Nordisk ADR	0.9	71,307	12,066
Other Securities	5.6		81,764

			216,130

Industrials — 7.3%
Danaher, Cl A	1.1	221,588	15,361
Fluor	1.3	253,843	18,013
Roper Industries	0.9	100,444	13,346
Stericycle, Cl A*	1.0	124,851	14,408
Other Securities	3.0		44,651

			105,779

Information Technology — 29.9%
Accenture, Cl A	0.8	153,687	11,318
Adobe Systems*	1.7	477,050	24,778
Amphenol, Cl A	0.8	146,120	11,307
Apple	2.7	81,878	39,035
eBay*	1.1	272,600	15,208
Google, Cl A*	3.2	52,030	45,574
Intuit	1.0	220,500	14,621
Mastercard, Cl A	1.9	40,450	27,214
Microsoft	1.4	596,533	19,871
NetApp	0.8	264,124	11,257
Qualcomm	2.8	595,908	40,140
Salesforce.com*	0.8	231,492	12,017
Teradata*	0.8	209,000	11,587
Visa, Cl A	4.5	337,269	64,452
Other Securities	5.6		82,495

			430,874

Materials — 2.9%
Ecolab	1.0	138,050	13,634
Other Securities	1.9		27,615

			41,249

Telecommunication Services — 2.3%
Crown Castle International*	2.0	404,375	29,531
Other Securities	0.3		4,442

			33,973

SEI Institutional Managed Trust / Annual Report / September 30, 2013	41

SUMMARY SCHEDULE OF INVESTMENTS

Large Cap Growth Fund (Concluded)

September 30, 2013

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Utilities — 0.3%
Other Securities	0.3%		$4,185

Total Common Stock (Cost $1,143,365) ($ Thousands)			1,398,624

WARRANTS — 0.0%
Other Securities	0.0		852

Total Warrants (Cost $327) ($ Thousands)			852

AFFILIATED PARTNERSHIP — 9.0%
SEI Liquidity Fund, L.P. 0.070%**† (B)	9.0	129,353,530	129,354

Total Affiliated Partnership (Cost $129,354) ($ Thousands)			129,354

CASH EQUIVALENTS — 3.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**†	2.8	39,523,759	39,524
Other Securities	0.3		4,707

Total Cash Equivalents (Cost $44,231) ($ Thousands)			44,231

U.S. TREASURY OBLIGATIONS (C) — 0.1%
Other Securities	0.1		1,065

Total U.S. Treasury Obligations (Cost $1,065) ($ Thousands)			1,065

Total Investments — 109.2% (Cost $1,318,342) ($ Thousands)			$1,574,126

A list of the open futures contracts held by the Fund at September 30, 2013, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Russell 2000 Index E-MINI	5	Dec-2013	$10
S&P 500 Index EMINI	70	Dec-2013	(28)

			$(18)

For the year ended September 30, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $1,441,608 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2013.

†	Investment in Affiliated Security (see Note 6).

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A)	Certain securities or partial positions of certain securities are on loan at September 30, 2013 (see Note 10). The total market value of securities on loan at September 30, 2013 was $126,277 ($ Thousands)
(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of September 30, 2013 was $129,354 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

S&P — Standard and Poor’s

Ser — Series

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of September 30, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,398,624	$—	$—	$1,398,624
Warrants	852	—	—	852
Affiliated Partnership	—	129,354	—	129,354
Cash Equivalents	44,231	—	—	44,231
U.S. Treasury Obligations	—	1,065	—	1,065

Total Investments in Securities	$1,443,707	$130,419	$—	$1,574,126

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$10	$—	$—	$10
Unrealized Depreciation	(28)	—	—	(28)

Total Other Financial Instruments	$(18)	$—	$—	$(18)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the year ended September 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended September 30, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

42	SEI Institutional Managed Trust / Annual Report / September 30, 2013

SUMMARY SCHEDULE OF INVESTMENTS

Tax-Managed Large Cap Fund

September 30, 2013

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (A) — 95.3%

Consumer Discretionary — 12.6%
CBS, Cl B	0.5%	208,745	$11,514
Harley-Davidson, Cl A	0.5	184,226	11,835
Nike, Cl B	0.9	293,208	21,299
priceline.com*	0.6	13,299	13,445
Target, Cl A	0.6	238,820	15,280
Walt Disney	0.5	184,974	11,929
Other Securities	9.0		218,852

			304,154

Consumer Staples — 9.3%
Costco Wholesale	1.0	208,096	23,956
CVS Caremark	0.8	329,617	18,706
Estee Lauder, Cl A	0.8	260,678	18,221
Mead Johnson Nutrition, Cl A	0.5	167,228	12,418
Walgreen	0.6	281,641	15,152
Whole Foods Market	0.8	327,550	19,162
Other Securities	4.8		115,454

			223,069

Energy — 9.7%
Chevron	1.4	277,584	33,727
ConocoPhillips	0.7	257,902	17,927
EOG Resources	0.7	105,210	17,810
Exxon Mobil	1.6	435,386	37,461
Other Securities	5.3		126,849

			233,774

Financials — 15.6%
American International Group	0.7	338,405	16,457
Capital One Financial	0.5	166,405	11,439
Citigroup	1.0	516,494	25,055
Discover Financial Services	0.5	241,586	12,210
Goldman Sachs Group	0.5	71,669	11,339
JPMorgan Chase	1.6	730,992	37,785
KeyCorp	0.5	997,856	11,376
Wells Fargo	1.0	599,477	24,770

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Other Securities	9.3%		$225,386

			375,817

Health Care — 13.0%
Allergan	0.5	123,287	11,151
Amgen, Cl A	1.1	222,697	24,929
Biogen Idec*	0.9	88,036	21,195
Celgene, Cl A*	1.1	177,007	27,247
Express Scripts Holding*	0.8	317,708	19,628
Johnson & Johnson	0.8	225,980	19,590
Pfizer	1.0	870,203	24,984
Other Securities	6.8		164,942

			313,666

Industrials — 9.0%
Northrop Grumman	0.6	156,994	14,955
Pentair	0.5	171,938	11,166
Raytheon	0.5	160,818	12,394
Union Pacific	0.5	79,400	12,334
Other Securities	6.9		164,424

			215,273

Information Technology — 19.9%
Adobe Systems*	1.2	544,064	28,259
Apple	1.3	66,521	31,714
Cisco Systems	0.7	688,073	16,115
Google, Cl A*	1.0	26,677	23,367
International Business Machines	0.5	62,681	11,607
Mastercard, Cl A	1.2	44,237	29,762
Microsoft	0.8	557,909	18,584
Oracle, Cl B	0.6	472,588	15,676
Qualcomm	1.5	534,150	35,980
Teradata*	0.5	235,974	13,082
Visa, Cl A	1.0	129,061	24,664
Western Digital	0.6	230,097	14,588
Other Securities	9.0		215,880

			479,278

Materials — 3.1%
Dow Chemical, Cl A	0.5	296,499	11,386
LyondellBasell Industries, Cl A	0.6	195,588	14,323
Other Securities	2.0		49,138

			74,847

Telecommunication Services — 1.5%
Crown Castle International*	1.0	321,932	23,511
Other Securities	0.5		11,994

			35,505

SEI Institutional Managed Trust / Annual Report / September 30, 2013	43

SUMMARY SCHEDULE OF INVESTMENTS

Tax-Managed Large Cap Fund (Concluded)

September 30, 2013

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Utilities — 1.6%
Other Securities	1.6%		$38,476

Total Common Stock (Cost $1,497,692) ($ Thousands)			2,293,859

AFFILIATED PARTNERSHIP — 5.2%
SEI Liquidity Fund, L.P. 0.070%**† (B)	5.2	125,772,028	125,772

Total Affiliated Partnership (Cost $125,772) ($ Thousands)			125,772

CASH EQUIVALENT — 4.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**†	4.6	109,822,447	109,822

Total Cash Equivalent (Cost $109,822) ($ Thousands)			109,822

U.S. TREASURY OBLIGATIONS (C) — 0.1%
Other Securities	0.1		3,241

Total U.S. Treasury Obligations (Cost $3,241) ($ Thousands)			3,241

Total Investments — 105.2% (Cost $1,736,527) ($ Thousands)			$2,532,694

A list of the open futures contracts held by the Fund at September 30, 2013, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
S&P 500 Index EMINI	588	Dec-2013	$(301)
S&P Midcap 400 EMINI	60	Dec-2013	62

			$(239)

For the year ended September 30, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $2,408,406 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2013.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at September 30, 2013 (see Note 10). The total market value of securities on loan at September 30, 2013 was $122,551 ($ Thousands).

(B)	This security was purchased with cash collateral received from securities lending (see Note 10). The total value of such securities as of September 30, 2013 was $125,772 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of September 30, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,293,859	$—	$—	$2,293,859
Affiliated Partnership	—	125,772	—	125,772
Cash Equivalent	109,822	—	—	109,822
U.S. Treasury Obligations	—	3,241	—	3,241

Total Investments in Securities	$2,403,681	$129,013	$—	$2,532,694

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$62	$—	$—	$62
Unrealized Depreciation	(301)	—	—	(301)

Total Other Financial Instruments	$(239)	$—	$—	$(239)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the year ended September 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended September 30, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

44	SEI Institutional Managed Trust / Annual Report / September 30, 2013

SUMMARY SCHEDULE OF INVESTMENTS

S&P 500 Index Fund

September 30, 2013

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (A) — 98.2%

Consumer Discretionary — 12.2%
Amazon.com, Cl A*	0.8%	66,200	$20,697
Comcast, Cl A	0.8	468,022	21,131
Home Depot	0.7	256,396	19,448
McDonald’s	0.6	178,870	17,209
Walt Disney	0.7	297,327	19,175
Other Securities	8.6		236,115

			333,775

Consumer Staples — 9.9%
Altria Group	0.5	358,756	12,323
Coca-Cola	0.9	682,306	25,846
CVS Caremark	0.5	219,835	12,476
PepsiCo	0.8	275,985	21,941
Philip Morris International	0.9	289,665	25,082
Procter & Gamble	1.4	490,101	37,047
Wal-Mart Stores	0.8	291,344	21,548
Other Securities	4.1		112,385

			268,648

Energy — 10.3%
Chevron	1.5	345,778	42,012
ConocoPhillips	0.6	218,843	15,212
Exxon Mobil	2.5	787,698	67,774
Occidental Petroleum	0.5	144,159	13,485
Schlumberger, Cl A	0.8	236,843	20,927
Other Securities	4.4		120,696

			280,106

Financials — 15.9%
American Express	0.4	166,015	12,538
American International Group	0.5	264,208	12,848
Bank of America	1.0	1,922,628	26,532
Berkshire Hathaway, Cl B*	1.3	322,147	36,567
Citigroup	1.0	544,208	26,400
JPMorgan Chase	1.3	673,657	34,821
US Bancorp	0.4	329,206	12,042

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
Wells Fargo	1.3%	864,763	$35,732
Other Securities	8.7		237,440

			434,920

Health Care — 12.8%
AbbVie	0.5	283,746	12,692
Amgen, Cl A	0.6	134,855	15,096
Bristol-Myers Squibb	0.5	294,675	13,638
Gilead Sciences*	0.6	273,944	17,214
Johnson & Johnson	1.6	504,282	43,716
Merck	0.9	523,744	24,935
Pfizer	1.2	1,184,791	34,015
UnitedHealth Group	0.5	181,947	13,029
Other Securities	6.4		174,702

			349,037

Industrials — 10.5%
3M	0.5	116,182	13,873
Boeing	0.5	124,232	14,597
General Electric	1.6	1,822,474	43,539
Union Pacific	0.5	82,994	12,892
United Technologies	0.6	151,032	16,284
Other Securities	6.8		185,940

			287,125

Information Technology — 17.6%
Apple	2.8	162,631	77,534
Cisco Systems	0.8	959,504	22,472
Google, Cl A*	1.6	50,063	43,850
Intel	0.7	891,615	20,436
International Business Machines	1.2	184,237	34,117
Mastercard, Cl A	0.5	18,600	12,514
Microsoft	1.6	1,356,593	45,188
Oracle, Cl B	0.8	638,088	21,165
Qualcomm	0.8	307,032	20,682
Visa, Cl A	0.6	92,372	17,652
Other Securities	6.2		163,365

			478,975

Materials — 3.5%
Other Securities	3.5		94,244

Telecommunication Services — 2.4%
AT&T	1.2	950,440	32,144
Verizon Communications	0.9	512,148	23,897
Other Securities	0.3		8,843

			64,884

Utilities — 3.1%
Other Securities	3.1		84,742

Total Common Stock (Cost $1,319,170) ($ Thousands)			2,676,456

SEI Institutional Managed Trust / Annual Report / September 30, 2013	45

SUMMARY SCHEDULE OF INVESTMENTS

S&P 500 Index Fund (Concluded)

September 30, 2013

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 6.3%
SEI Liquidity Fund, L.P. 0.070%**† (B)	6.3%	171,382,829	$171,383

Total Affiliated Partnership (Cost $171,383) ($ Thousands)			171,383

CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**†	1.6	43,449,539	43,450

Total Cash Equivalent (Cost $43,450) ($ Thousands)			43,450

U.S. TREASURY OBLIGATIONS (C) — 0.1%
Other Securities	0.1		3,110

Total U.S. Treasury Obligations (Cost $3,110) ($ Thousands)			3,110

Total Investments — 106.2% (Cost $1,537,113) ($ Thousands)			$2,894,399

A list of the open futures contracts held by the Fund at September 30, 2013, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized (Depreciation) ($ Thousands)
S&P 500 Index EMINI	636	Dec-2013	$(224)

For the year ended September 30, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $2,725,862 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2013.

†	Investment in Affiliated Security (see Note 6).

(A)	This Security or a partial position of this security is on loan at September 30, 2013 (see Note 10). The total market value of securities on loan at September 30, 2013 was $166,618 ($ Thousands).

(B)	This security was purchased with cash collateral received from securities lending (see Note 10). The total value of such securities as of September 30, 2013 was $171,383 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of September 30, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,676,456	$—	$—	$2,676,456
Affiliated Partnership	—	171,383	—	171,383
Cash Equivalent	43,450	—	—	43,450
U.S. Treasury Obligations	—	3,110	—	3,110

Total Investments in Securities	$2,719,906	$174,493	$—	$2,894,399

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$—	$—	$—	$—
Unrealized Depreciation	(224)	—	—	(224)

Total Other Financial Instruments	$(224)	$—	$—	$(224)

*	Futures contracts are valued at unrealized depreciation on the instrument.

For the year ended September 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended September 30, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

46	SEI Institutional Managed Trust / Annual Report / September 30, 2013

SUMMARY SCHEDULE OF INVESTMENTS

Small Cap Fund

September 30, 2013

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — (A) 93.9%

Consumer Discretionary — 13.2%
HomeAway*	0.4%	53,174	$1,489
Lumber Liquidators Holdings*	0.4	13,684	1,459
Shutterfly*	0.4	29,128	1,628
Other Securities	12.0		49,737

			54,313

Consumer Staples — 2.6%
Other Securities	2.6		10,504

Energy — 5.8%
Dril-Quip*	0.3	12,078	1,386
Forum Energy Technologies*	0.3	51,093	1,380
Helix Energy Solutions Group*	0.4	56,380	1,430
Laredo Petroleum Holdings*	0.3	40,699	1,208
Oasis Petroleum*	0.5	39,601	1,946
Rosetta Resources*	0.4	28,262	1,539
Other Securities	3.6		14,866

			23,755

Financials — 19.4%
Amtrust Financial Services	0.4	42,021	1,641
Bancorpsouth, Cl A	0.4	80,913	1,613
Banner	0.4	40,753	1,555
Central Pacific Financial	0.3	69,545	1,231
CNO Financial Group	0.6	158,150	2,278
EastGroup Properties†	0.3	20,249	1,199
Susquehanna Bancshares	0.3	110,167	1,383
Western Alliance Bancorp*	0.4	75,287	1,425
Other Securities	16.3		67,539

			79,864

Health Care — 12.4%
Acadia Healthcare, Cl A*	0.5	55,895	2,204
HealthSouth	0.4	53,020	1,828

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
Keryx Biopharmaceuticals*	0.3%	126,147	$1,274
WellCare Health Plans*	0.4	25,251	1,761
Other Securities	10.8		43,968

			51,035

Industrials — 17.4%
Actuant, Cl A	0.7	74,156	2,880
Carlisle	0.3	18,463	1,298
Chart Industries*	0.3	10,085	1,241
Dycom Industries*	0.4	60,015	1,680
EMCOR Group	0.4	38,314	1,499
Esterline Technologies*	0.3	15,990	1,278
Genesee & Wyoming, Cl A*	0.3	13,328	1,239
Hexcel, Cl A*	0.6	62,413	2,422
Kirby*	0.4	15,472	1,339
Middleby*	0.4	7,848	1,640
Old Dominion Freight Line, Cl A*	0.4	33,880	1,558
Swift Transportation, Cl A*	0.4	75,736	1,529
TrueBlue*	0.4	73,763	1,771
Other Securities	12.1		49,920

			71,294

Information Technology — 18.0%
Aspen Technology*	0.5	57,485	1,986
Cavium*	0.5	53,918	2,221
Ciena*	0.4	59,074	1,476
CoStar Group*	0.6	13,164	2,210
Dealertrack Technologies*	0.6	54,254	2,324
Envestnet*	0.3	42,311	1,312
Guidewire Software, Cl Z*	0.4	39,131	1,843
Infoblox*	0.4	38,930	1,628
OSI Systems*	0.3	16,533	1,231
PTC*	0.4	59,265	1,685
Trulia*	0.3	28,084	1,321
Ultimate Software Group*	0.3	8,754	1,290
Other Securities	13.0		53,632

			74,159

Materials — 3.1%
H.B. Fuller	0.3	30,383	1,373
PolyOne	0.6	84,478	2,594
Other Securities	2.2		8,825

			12,792

Telecommunication Services — 0.2%
Other Securities	0.2		776

Utilities — 1.8%
Other Securities	1.8		7,271

Total Common Stock (Cost $296,010) ($ Thousands)			385,763

SEI Institutional Managed Trust / Annual Report / September 30, 2013	47

SUMMARY SCHEDULE OF INVESTMENTS

Small Cap Fund (Concluded)

September 30, 2013

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

EXCHANGE TRADED FUNDS — 1.0%
iShares Russell 2000 Growth Index Fund	0.4%	13,560	$1,706
iShares Russell 2000 Value Index Fund	0.6	24,700	2,264

Total Exchange Traded Funds (Cost $3,758) ($ Thousands)			3,970

RIGHTS — 0.0%
Other Securities	0.0		—

Total Rights (Cost $–) ($ Thousands)			—

WARRANTS — 0.0%
Other Securities	0.0		—

Total Warrants (Cost $–) ($ Thousands)			—

AFFILIATED PARTNERSHIP — 17.2%
SEI Liquidity Fund, L.P. 0.070%**†† (B)	17.2	70,638,797	70,639

Total Affiliated Partnership (Cost $70,639) ($ Thousands)			70,639

CASH EQUIVALENT — 5.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**††	5.4	22,089,403	22,089

Total Cash Equivalent (Cost $22,089) ($ Thousands)			22,089

U.S. TREASURY OBLIGATIONS (C) — 0.2%
Other Securities	0.2		974

Total U.S. Treasury Obligations (Cost $974) ($ Thousands)			974

Total Investments — 117.7% (Cost $393,470) ($ Thousands)			$483,435

A list of the open futures contracts held by the Fund at September 30, 2013, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	132	Dec-2013	$225

For the year ended September 30, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $410,780 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2013.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security (see Note 6).
(A)	Certain securities or partial positions of certain securities are on loan at September 30, 2013 (see Note 10). The total market value of securities on loan at September 30, 2013 was $68,514 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of September 30, 2013 was $70,639 ($ Thousands).

(C)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of September 30, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$385,758	$—	$5	$385,763
Exchange Traded Funds	3,970	—	—	3,970
Rights	—	—	—	—
Warrants	—	—	—	—
U.S. Treasury Obligations	—	974	—	974
Affiliated Partnership	—	70,639	—	70,639
Cash Equivalent	22,089	—	—	22,089

Total Investments in Securities	$411,817	$71,613	$5	$483,435

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$225	$—	$—	$225

Total Other Financial Instruments	$225	$—	$—	$225

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets.

*	Futures contracts are valued at unrealized appreciation on the instrument.

For the year ended September 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended September 30, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $O or have been rounded to $O.

The accompanying notes are an integral part of the financial statements.

48	SEI Institutional Managed Trust / Annual Report / September 30, 2013

SUMMARY SCHEDULE OF INVESTMENTS

Small Cap Value Fund

September 30, 2013

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — (A) 93.7%‡

Consumer Discretionary — 8.7%
Big Lots*	0.3%	36,479	$1,353
DreamWorks Animation SKG, Cl A*	0.4	49,600	1,412
Libbey	0.4	65,200	1,550
Matthews International, Cl A	0.4	42,506	1,618
MDC Partners, Cl A	0.3	47,500	1,329
Rent-A-Center	0.5	56,200	2,141
Other Securities	6.4		25,057

			34,460

Consumer Staples — 2.8%
Darling International*	0.4	73,144	1,548
Universal (A)	0.4	27,900	1,421
Other Securities	2.0		7,971

			10,940

Energy — 6.8%
Approach Resources, Cl A*	0.4	66,100	1,737
Gulfmark Offshore, Cl A	0.5	40,982	2,086
Scorpio Tankers	0.4	164,600	1,607
World Fuel Services	0.4	46,855	1,748
Other Securities	5.1		19,787

			26,965

Financials — 33.9%
American Equity Investment Life Holding	0.5	86,600	1,838
Bancorpsouth, Cl A	0.4	86,800	1,731
Central Pacific Financial	0.4	78,650	1,392
CNO Financial Group	0.9	237,900	3,426
Employers Holdings	0.4	55,611	1,654
Endurance Specialty Holdings	0.4	26,207	1,408
First Midwest Bancorp	0.4	103,121	1,558
Hanover Insurance Group, Cl A	0.5	39,048	2,160
Hatteras Financial†	0.3	69,800	1,306
Horace Mann Educators, Cl A	0.3	48,591	1,379
Lexington Realty Trust†	0.3	120,941	1,358

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
Maiden Holdings	0.3%	115,600	$1,365
Meadowbrook Insurance Group	0.4	260,700	1,694
Nelnet, Cl A	0.5	47,400	1,823
Old National Bancorp, Cl A	0.4	112,314	1,595
Platinum Underwriters Holdings	0.6	39,666	2,369
Simon Property Group†	0.5	13,344	1,978
Susquehanna Bancshares	0.4	128,740	1,616
WSFS Financial	0.4	27,610	1,664
Other Securities	25.6		100,940

			134,254

Health Care — 4.8%
Accuray*	0.5	269,000	1,988
Other Securities	4.3		17,097

			19,085

Industrials — 17.4%
Belden	0.4	22,464	1,439
Brink’s	0.3	48,200	1,364
Curtiss-Wright	0.6	51,376	2,412
EMCOR Group	0.7	66,188	2,590
FTI Consulting*	0.7	76,383	2,887
G&K Services	0.4	24,064	1,453
Kaydon	0.4	38,960	1,384
Ryder System	0.5	33,310	1,989
Tetra Tech*	0.4	58,485	1,514
Tutor Perini*	0.5	90,300	1,925
Other Securities	12.5		50,113

			69,070

Information Technology — 11.7%
Adtran	0.6	93,898	2,502
Exar*	0.3	98,800	1,325
Tech Data	0.4	33,600	1,677
Ultratech*	0.6	83,500	2,530
Other Securities	9.8		38,481

			46,515

Materials — 4.4%
H.B. Fuller	0.6	49,550	2,239
Other Securities	3.8		15,104

			17,343

Telecommunication Services — 0.6%
Other Securities	0.6		2,197

Utilities — 2.6%
Portland General Electric	0.5	62,801	1,773
UIL Holdings	0.3	35,350	1,314

SEI Institutional Managed Trust / Annual Report / September 30, 2013	49

SUMMARY SCHEDULE OF INVESTMENTS

Small Cap Value Fund (Concluded)

September 30, 2013

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
Other Securities	1.8%		$7,382

			10,469

Total Common Stock (Cost $318,611) ($ Thousands)			371,298

EXCHANGE TRADED FUNDS — 1.3%
iShares Russell 2000 Index Fund	0.3	10,790	1,150
iShares Russell 2000 Value Index Fund	1.0	44,900	4,115

Total Exchange Traded Funds
(Cost $4,935) ($ Thousands)			5,265

WARRANTS — 0.0%
Other Securities	0.0		—

Total Warrants (Cost $–) ($ Thousands)			—

AFFILIATED PARTNERSHIP — 16.7%
SEI Liquidity Fund, L.P. 0.070%**†† (B)	16.7	66,092,083	66,092

Total Affiliated Partnership (Cost $66,092) ($ Thousands)			66,092

CASH EQUIVALENT — 5.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**††	5.2	20,733,946	20,734

Total Cash Equivalent (Cost $20,734) ($ Thousands)			20,734

U.S. TREASURY OBLIGATIONS (C) — 0.2%
Other Securities	0.2		732

Total U.S. Treasury Obligations (Cost $732) ($ Thousands)			732

Total Investments — 117.1% (Cost $411,104) ($ Thousands)			$464,121

A list of the open futures contracts held by the Fund at September 30, 2013, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	85	Dec-2013	$116

For the year ended September 30, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $396,421 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2013

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
†	Real Estate Investment Trust

††	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at September 30, 2013 (see Note 10). The total market value of securities on loan at September 30, 2013 was $64,110 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of September 30, 2013 was $66,092 ($ Thousands).

(C)	Security, or portion thereof has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of September 30, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$371,298	$—	$—	$371,298
Exchange Traded Funds	5,265	—	—	5,265
Warrants	—	—	—	—
U.S. Treasury Obligations	—	732	—	732
Affiliated Partnership	—	66,092	—	66,092
Cash Equivalent	20,734	—	—	20,734

Total Investments in Securities	$397,297	$66,824	$—	$464,121

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$116	$—	$—	$116

Total Other Financial Instruments	$116	$—	$—	$116

*	Futures contracts are valued at unrealized appreciation on the instrument.

For the year ended September 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended September 30, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

50	SEI Institutional Managed Trust / Annual Report / September 30, 2013

SUMMARY SCHEDULE OF INVESTMENTS

Small Cap Growth Fund

September 30, 2013

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — (A) 95.7%

Consumer Discretionary — 15.5%
Arctic Cat	0.4%	23,935	$1,366
Capella Education*	0.4	24,342	1,377
Carter’s	0.5	23,615	1,792
Conn’s*	0.4	29,802	1,491
Five Below*	0.5	36,831	1,611
Hibbett Sports*	0.6	36,018	2,022
HomeAway*	0.5	58,592	1,641
Lumber Liquidators Holdings*	0.6	18,768	2,002
National CineMedia	0.5	93,230	1,758
Shutterfly*	0.4	25,702	1,436
Wolverine World Wide	0.8	48,147	2,804
Other Securities	10.1		35,816

			55,116

Consumer Staples — 3.3%
Pilgrim’s Pride	0.4	88,100	1,479
Rite Aid*	0.4	290,500	1,383
Other Securities	2.5		8,827

			11,689

Energy — 4.7%
Dresser-Rand Group*	0.4	23,847	1,488
Dril-Quip*	0.9	26,993	3,097
Laredo Petroleum Holdings*	0.5	57,643	1,711
Oasis Petroleum*	0.5	34,585	1,699
Other Securities	2.4		8,731

			16,726

Financials — 6.7%
Financial Engines	0.5	27,079	1,610
Signature Bank NY, Cl B*	0.4	15,394	1,409
Other Securities	5.8		20,878

			23,897

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Health Care — 19.1%
Acadia Healthcare, Cl A*	0.7%	63,512	$2,504
athenahealth*	0.4	12,241	1,329
Cubist Pharmaceuticals*	0.4	20,657	1,313
ExamWorks Group*	0.4	53,377	1,387
Novadaq Technologies*	0.6	132,975	2,205
Puma Biotechnology*	0.4	26,870	1,442
WellCare Health Plans*	0.4	21,432	1,495
Other Securities	15.8		56,442

			68,117

Industrials — 20.1%
Carlisle	0.5	25,520	1,794
Heico, Cl A	0.6	39,005	1,956
Hexcel, Cl A*	0.6	57,513	2,231
Kirby*	0.5	21,336	1,847
Middleby*	0.6	11,062	2,311
Old Dominion Freight Line, Cl A*	0.6	43,727	2,011
TrueBlue*	0.7	108,716	2,610
WESCO International*	0.4	18,373	1,406
Other Securities	15.6		55,338

			71,504

Information Technology — 24.3%
Aspen Technology*	0.6	58,535	2,022
Blackbaud, Cl A	0.6	50,808	1,984
Cadence Design Systems*	0.4	108,089	1,459
Cavium*	0.6	53,815	2,217
CommVault Systems*	0.4	16,467	1,446
Cornerstone OnDemand*	0.6	38,941	2,003
CoStar Group*	0.9	18,725	3,144
Dealertrack Technologies*	0.7	61,304	2,626
Demandware*	0.4	31,767	1,472
Envestnet*	0.5	58,678	1,819
Guidewire Software, Cl Z*	0.7	52,303	2,464
Infinera*	0.4	140,570	1,590
Measurement Specialties*	0.5	30,186	1,637
RealPage*	0.4	69,456	1,609
SS&C Technologies Holdings*	1.0	95,095	3,623
Trulia*	0.5	40,199	1,891
Other Securities	15.1		53,472

			86,478

Materials — 1.8%
Other Securities	1.8		6,452

Telecommunication Services — 0.3%
Other Securities	0.3		1,049

Utilities — 0.0%
Other Securities	0.0		160

Total Common Stock (Cost $280,551) ($ Thousands)			341,188

SEI Institutional Managed Trust / Annual Report / September 30, 2013	51

SUMMARY SCHEDULE OF INVESTMENTS

Small Cap Growth Fund (Concluded)

September 30, 2013

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

EXCHANGE TRADED FUND — 0.2%
Other Securities	0.2%		$857

Total Exchange Traded Fund (Cost $846) ($ Thousands)			857

WARRANTS — 0.0%
Other Securities	0.0		—

Total Warrants (Cost $–) ($ Thousands)			—

PREFERRED STOCK — 0.0%

Utiilities — 0.0%
Other Securities	0.0		75

Total Preferred Stock (Cost $106) ($ Thousands)			75

AFFILIATED PARTNERSHIP — 21.7%
SEI Liquidity Fund, L.P. 0.070%**† (B)	21.7	77,336,763	77,337

Total Affiliated Partnership (Cost $77,337) ($ Thousands)			77,337

CASH EQUIVALENT — 3.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**†	3.8	13,411,755	13,412

Total Cash Equivalent (Cost $13,412) ($ Thousands)			13,412

U.S. TREASURY OBLIGATIONS (C) — 0.1%
Other Securities	0.1		506

Total U.S. Treasury Obligations (Cost $506) ($ Thousands)			506

Total Investments — 121.6% (Cost $372,758) ($ Thousands)			$433,375

A list of the open futures contracts held by the Fund at September 30, 2013, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	86	Dec-2013	$105

For the year ended September 30, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $356,481 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2013

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at September 30, 2013 (see Note 10). The total market value of securities on loan at September 30, 2013 was $74,817 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan (see note 10). The total value of such securities as of September 30, 2013 was $77,337 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of September 30, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$341,003	$—	$185	$341,188
Exchange Traded Fund	857	—	—	857
Preferred Stock	—	75	—	75
Warrants	—	—	—	—
U.S. Treasury Obligations	—	506	—	506
Affiliated Partnership	—	77,337	—	77,337
Cash Equivalent	13,412	—	—	13,412

Total Investments in Securities	$355,272	$77,918	$185	$433,375

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$105	$—	$—	$105

Total Other Financial Instruments	$105	$—	$—	$105

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets.

*	Futures contracts are valued at unrealized appreciation on the instrument.

For the year ended September 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended September 30, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

52	SEI Institutional Managed Trust / Annual Report / September 30, 2013

SUMMARY SCHEDULE OF INVESTMENTS

Tax-Managed Small/Mid Cap Fund

September 30, 2013

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — (A) 95.8%

Consumer Discretionary — 14.4%
Dana Holding	0.4%	70,265	$1,605
Five Below*	0.3	29,741	1,301
Harley-Davidson, Cl A	0.4	29,961	1,925
Life Time Fitness*	0.3	26,269	1,352
Lumber Liquidators Holdings*	0.4	15,752	1,680
Pier 1 Imports	0.3	66,035	1,289
Other Securities	12.3		60,980

			70,132

Consumer Staples — 3.3%
Darling International*	0.3	73,771	1,561
WhiteWave Foods, Cl A*	0.2	63,260	1,263
Other Securities	2.8		13,372

			16,196

Energy — 5.7%
Oasis Petroleum*	0.3	28,237	1,387
Other Securities	5.4		26,434

			27,821

Financials — 17.4%
Affiliated Managers Group*	0.3	7,017	1,282
CNO Financial Group	0.3	105,533	1,520
East West Bancorp	0.3	40,152	1,283
Hanover Insurance Group, Cl A	0.3	23,986	1,327
Signature Bank NY, Cl B*	0.3	14,570	1,333
Other Securities	15.9		77,750

			84,495

Health Care — 11.5%
Acadia Healthcare, Cl A*	0.4	43,359	1,710
Cubist Pharmaceuticals*	0.3	25,437	1,616
Humana	0.3	12,651	1,181
MEDNAX*	0.4	21,433	2,152

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
Pacira Pharmaceuticals*	0.3%	31,083	$1,495
Sirona Dental Systems, Cl A	0.3	18,170	1,216
Team Health Holdings*	0.3	35,068	1,330
WellCare Health Plans*	0.3	19,943	1,391
Other Securities	8.9		43,719

			55,810

Industrials — 17.5%
Actuant, Cl A	0.4	50,075	1,945
Acuity Brands	0.3	15,488	1,425
Carlisle	0.4	26,958	1,895
Chart Industries*	0.3	10,506	1,293
Curtiss-Wright	0.3	26,497	1,244
Fluor	0.3	17,461	1,239
G&K Services	0.3	22,348	1,350
Generac Holdings	0.4	43,048	1,836
HD Supply Holdings*	0.3	54,911	1,206
Interface, Cl A	0.3	78,455	1,557
Kirby*	0.4	20,577	1,781
Moog, Cl A*	0.4	30,666	1,799
TrueBlue*	0.4	72,166	1,733
Other Securities	13.0		64,733

			85,036

Information Technology — 17.7%
Acxiom*	0.3	42,207	1,198
Alliance Data Systems*	0.3	5,741	1,214
Cadence Design Systems	0.5	173,953	2,348
CoStar Group*	0.6	16,043	2,694
Dealertrack Technologies*	0.5	51,268	2,196
FleetMatics Group*	0.4	49,618	1,863
Pandora Media*	0.3	56,067	1,409
PTC*	0.6	95,914	2,727
Trulia*	0.3	35,591	1,674
Ultimate Software Group*	0.3	8,304	1,224
Web.com Group*	0.3	50,238	1,625
Other Securities	13.4		66,045

			86,217

Materials — 4.9%
KapStone Paper and Packaging	0.3	32,324	1,383
PolyOne	0.5	71,320	2,190
Other Securities	4.1		20,110

			23,683

Telecommunication Services — 0.4%
Other Securities	0.4		2,088

Utilities — 2.9%
Great Plains Energy	0.3	56,958	1,264
Portland General Electric	0.4	62,817	1,773

SEI Institutional Managed Trust / Annual Report / September 30, 2013	53

SUMMARY SCHEDULE OF INVESTMENTS

Tax-Managed Small/Mid Cap Fund (Concluded)

September 30, 2013

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
Other Securities	2.2%		$11,193

			14,230

Total Common Stock (Cost $354,529) ($ Thousands)			465,708

EXCHANGE TRADED FUND — 0.2%
Other Securities	0.2		866

Total Exchange Traded Fund (Cost $613) ($ Thousands)			866

RIGHTS — 0.0%
Other Securities	0.0		—

Total Rights (Cost $–) ($ Thousands)			—

WARRANTS — 0.0%
Other Securities	0.0		—

Total Warrants (Cost $–) ($ Thousands)			—

AFFILIATED PARTNERSHIP — 10.0%
SEI Liquidity Fund, L.P. 0.070%**† (B)	10.0	48,633,689	48,634

Total Affiliated Partnership (Cost $48,634) ($ Thousands)			48,634

CASH EQUIVALENT — 4.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**†	4.6	22,677,227	22,677

Total Cash Equivalent (Cost $22,677) ($ Thousands)			22,677

U.S. TREASURY OBLIGATIONS (C) — 0.2%
Other Securities	0.2		993

Total U.S. Treasury Obligations (Cost $993) ($ Thousands)			993

Total Investments — 110.8% (Cost $427,446) ($ Thousands)			$538,878

A list of the open futures contracts held by the Fund at September 30, 2013, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	65	Dec-2013	$116
S&P 500 Index EMINI	47	Dec-2013	53

			$169

For the year ended September 30, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $486,216 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2013.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at September 30, 2013 (see Note 10). The total market value of securities on loan at September 30, 2013 was $47,136 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see note 10). The total market value of such securities as of September 30, 2013 was $48,634 ($Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of September 30, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$465,708	$—	$—	$465,708
Exchange Traded Fund	866	—	—	866
Rights	—	—	—	—
Warrants	—	—	—	—
U.S. Treasury Obligations	—	993	—	993
Affiliated Partnership	—	48,634	—	48,634
Cash Equivalent	22,677	—	—	22,677

Total Investments in Securities	$489,251	$49,627	$—	$538,878

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$169	$—	$—	$169

Total Other Financial Instruments	$169	$—	$—	$169

*	Futures contracts are valued at unrealized appreciation on the instrument.

For the year ended September 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended September 30, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

54	SEI Institutional Managed Trust / Annual Report / September 30, 2013

SUMMARY SCHEDULE OF INVESTMENTS

Mid-Cap Fund

September 30, 2013

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (A) — 94.6%

Consumer Discretionary — 15.6%
Dollar General*	0.6%	11,920	$673
Harley-Davidson, Cl A	1.4	23,968	1,540
Michael Kors Holdings*	1.0	14,600	1,088
Mohawk Industries*	0.5	4,200	547
O’Reilly Automotive*	0.7	6,150	785
PetSmart	0.6	8,277	631
Ross Stores	0.9	12,850	935
Urban Outfitters*	0.5	15,600	574
Wynn Resorts	0.5	3,525	557
Other Securities	8.9		9,651

			16,981

Consumer Staples — 5.0%
Avon Products	0.5	28,300	583
Coca-Cola Enterprises	0.5	13,892	559
Ingredion	0.6	10,096	668
Kroger	0.8	20,309	819
Other Securities	2.6		2,843

			5,472

Energy — 7.0%
Cabot Oil & Gas	0.6	17,200	642
Concho Resources*	0.6	5,580	607
Range Resources	0.5	7,716	586
Other Securities	5.3		5,827

			7,662

Financials — 15.5%
Ameriprise Financial	0.6	7,054	642
CBRE Group, Cl A*	0.6	30,600	708
Fifth Third Bancorp	0.7	41,402	747
Moody’s	0.7	10,375	730
PartnerRe	0.6	6,806	623
Other Securities	12.3		13,405

			16,855

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Health Care — 11.8%
Actavis*	0.5%	3,775	$544
Agilent Technologies	0.7	15,700	805
Alexion Pharmaceuticals*	0.7	6,570	763
Humana	0.7	8,500	793
Illumina* (A)	0.5	7,100	574
Quest Diagnostics	0.6	9,793	605
Sirona Dental Systems, Cl A*	0.6	9,350	626
Valeant Pharmaceuticals International	0.6	6,500	678
Other Securities	6.9		7,464

			12,852

Industrials — 15.8%
Carlisle	0.6	8,975	631
Delta Air Lines, Cl A	0.6	26,100	616
Dover	0.7	8,080	726
Fluor	0.9	14,494	1,028
Fortune Brands Home & Security	0.6	14,300	595
JB Hunt Transport Services	0.6	8,500	620
Pall	0.7	10,200	786
Stericycle, Cl A*	0.5	4,700	542
Towers Watson, Cl A	0.5	5,254	562
Other Securities	10.1		11,107

			17,213

Information Technology — 14.4%
Alliance Data Systems* (A)	0.8	3,850	814
Amphenol, Cl A	0.6	8,350	646
Applied Materials	0.8	49,700	872
Avago Technologies, Cl A	0.6	15,700	677
F5 Networks, Cl A*	0.6	7,335	629
FleetCor Technologies*	0.7	6,525	719
LinkedIn, Cl A*	0.5	2,270	559
Symantec, Cl A	0.6	25,719	637
Synopsys*	0.8	22,276	840
Xilinx (A)	0.5	12,050	565
Other Securities	7.9		8,697

			15,655

Materials — 5.4%
Sherwin-Williams, Cl A	0.6	3,860	703
Other Securities	4.8		5,180

			5,883

Telecommunication Services — 0.2%
Other Securities	0.2		230

SEI Institutional Managed Trust / Annual Report / September 30, 2013	55

SUMMARY SCHEDULE OF INVESTMENTS

Mid-Cap Fund (Concluded)

September 30, 2013

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Utilities — 3.9%
Xcel Energy	0.6%	25,380	$701
Other Securities	3.3		3,599

			4,300

Total Common Stock (Cost $91,978) ($ Thousands)			103,103

AFFILIATED PARTNERSHIP — 6.5%
SEI Liquidity Fund, L.P. 0.070%**† (B)	6.5	7,046,466	7,046

Total Affiliated Partnership (Cost $7,046) ($ Thousands)			7,046

CASH EQUIVALENT — 5.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**†	5.9	6,478,508	6,479

Total Cash Equivalent (Cost $6,479) ($ Thousands)			6,479

U.S. TREASURY OBLIGATION (C) — 0.3%
Other Securities	0.3		356

Total U.S. Treasury Obligation (Cost $356) ($ Thousands)			356

Total Investments — 107.3% (Cost $105,859) ($ Thousands)			$116,984

A list of the open futures contracts held by the Fund at September 30, 2013, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P Mid 400 Index E-MINI	42	Dec-2013	$47

For the year ended September 30, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $109,045 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2013.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at September 30, 2013 (see Note 10). The total market value of securities on loan at September 30, 2013 was $6,872 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total value of such securities as of September 30, 2013 was $7,046 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission

(“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of September 30, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$103,103	$—	$—	$103,103
Affiliated Partnership	—	7,046	—	7,046
Cash Equivalent	6,479	—	—	6,479
U.S. Treasury Obligation	—	356	—	356

Total Investments in Securities	$109,582	$7,402	$—	$116,984

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$47	$—	$—	$47

Total Other Financial Instruments	$47	$—	$—	$47

*	Futures contracts are valued at unrealized appreciation on the instrument.

For the year ended September 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended September 30, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $O or have been rounded to $O.

The accompanying notes are an integral part of the financial statements.

56	SEI Institutional Managed Trust / Annual Report / September 30, 2013

SUMMARY SCHEDULE OF INVESTMENTS

U.S. Managed Volatility Fund

September 30, 2013

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.6%

Consumer Discretionary — 5.7%
DIRECTV*	0.6%	86,000	$5,139
Target, Cl A	1.3	167,867	10,740
Other Securities	3.8		32,605

			48,484

Consumer Staples — 19.3%
Altria Group	0.6	151,161	5,192
Clorox	0.9	94,440	7,718
CVS Caremark	0.6	95,700	5,431
Hershey	1.0	89,548	8,283
Hormel Foods	1.0	199,582	8,406
Kroger	0.8	168,500	6,797
PepsiCo	0.7	74,322	5,908
Philip Morris International	0.6	58,136	5,034
Safeway	0.7	189,400	6,059
Tyson Foods, Cl A	1.0	311,002	8,795
Walgreen	0.7	115,700	6,225
Wal-Mart Stores	1.5	170,047	12,577
Other Securities	9.2		78,270

			164,695

Energy — 2.8%
Chevron	0.9	62,200	7,557
Exxon Mobil	1.1	107,600	9,258
Other Securities	0.8		7,086

			23,901

Financials — 15.7%
Allied World Assurance Holdings	0.8	70,424	6,999
Everest Re Group	1.6	93,684	13,623
PartnerRe	1.6	143,755	13,159
RenaissanceRe Holdings	1.1	104,831	9,490
Travelers	0.7	65,600	5,561
US Bancorp	0.7	165,047	6,037
Validus Holdings	0.8	187,096	6,919
Other Securities	8.4		71,757

			133,545

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Health Care — 17.5%
AmerisourceBergen	1.0%	142,491	$8,706
Amgen, Cl A	0.9	71,400	7,992
Becton Dickinson	0.6	54,194	5,420
Cardinal Health	1.0	169,131	8,820
Johnson & Johnson	1.2	118,700	10,290
McKesson	1.4	93,046	11,938
Merck	0.9	159,800	7,608
Pfizer	1.0	286,400	8,223
Techne, Cl A	0.8	77,520	6,206
Other Securities	8.7		73,609

			148,812

Industrials — 6.3%
L-3 Communications Holdings	0.9	77,600	7,333
Lockheed Martin	1.3	85,616	10,920
Northrop Grumman	1.0	89,268	8,504
Raytheon	0.9	103,500	7,977
Other Securities	2.2		18,686

			53,420

Information Technology — 8.6%
Amdocs	1.2	278,322	10,198
Cisco Systems	0.6	225,100	5,272
International Business Machines	0.9	42,800	7,926
Microsoft	0.8	196,700	6,552
Other Securities	5.1		43,655

			73,603

Materials — 0.9%
Other Securities	0.9		7,952

Telecommunication Services — 4.8%
AT&T	1.4	343,531	11,618
Verizon Communications	1.0	176,171	8,220
Other Securities	2.4		21,534

			41,372

Utilities — 14.0%
American Electric Power	0.6	130,309	5,649
American Water Works	0.8	170,913	7,055
Consolidated Edison	1.3	207,529	11,443
DTE Energy	1.1	138,874	9,163
Edison International	1.4	258,411	11,902
PPL	0.6	166,600	5,061
Public Service Enterprise Group	0.6	148,400	4,887
Wisconsin Energy	0.6	125,445	5,065
Other Securities	7.0		59,225

			119,450

Total Common Stock (Cost $664,243) ($ Thousands)			815,234

SEI Institutional Managed Trust / Annual Report / September 30, 2013	57

SUMMARY SCHEDULE OF INVESTMENTS

U.S. Managed Volatility Fund (Concluded)

September 30, 2013

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 4.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**†	4.2%	35,766,679	$35,767

Total Cash Equivalent (Cost $35,767) ($ Thousands)			35,767

U.S. TREASURY OBLIGATIONS (A) — 0.2%
Other Securities	0.2		1,391

Total U.S. Treasury Obligations (Cost $1,391) ($ Thousands)			1,391

Total Investments — 100.0% (Cost $701,401) ($ Thousands)			$852,392

A list of the open futures contracts held by the Fund at September 30, 2013, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P 500 Index E-MINI	277	Dec-2013	$(112)

For the year ended September 30, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $852,349 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2013.

†	Investment in Affiliated Security (see Note 6).

Cl — Class

S&P — Standard & Poor’s

(A)	Security, or portion thereof has been pledged as collateral on open futures contracts.

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of September 30, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$815,234	$—	$—	$815,234
Cash Equivalent	35,767	—	—	35,767
U.S. Treasury Obligations	—	1,391	—	1,391

Total Investments in Securities	$851,001	$1,391	$—	$852,392

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(112)	$—	$—	$(112)

Total Other Financial Instruments	$(112)	$—	$—	$(112)

*	Futures contracts are valued at unrealized depreciation on the instrument.

For the year ended September 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended September 30, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting

Policies in Notes to Financial Statements.

Amounts designated as “—” are $O or have been rounded to $O.

The accompanying notes are an integral part of the financial statements.

58	SEI Institutional Managed Trust / Annual Report / September 30, 2013

SUMMARY SCHEDULE OF INVESTMENTS

Global Managed Volatility Fund

September 30, 2013

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 91.4%

Australia — 6.5%
Coca-Cola Amatil	0.8%	917,571	$10,519
CSL	0.8	192,070	11,494
Woolworths	0.8	332,164	10,871
Other Securities	4.1		58,129

			91,013

Austria — 0.1%
Other Securities	0.1		952

			952

Belgium — 0.3%
Other Securities	0.3		3,506

			3,506

Canada — 11.5%
Bank of Montreal	0.7	142,000	9,498
BCE	0.6	203,718	8,699
Canadian Imperial Bank of Commerce	0.8	142,100	11,344
Canadian Tire, Cl A	0.6	93,800	8,325
Metro, Cl A	1.0	225,000	14,103
National Bank of Canada	0.9	146,800	12,149
Other Securities	6.9		97,369

			161,487

Cayman Islands — 0.0%
Other Securities	0.0		165

			165

Denmark — 2.5%
Coloplast A/S, Cl B	0.8	195,722	11,151
TDC	0.6	1,001,473	8,479
Other Securities	1.1		15,309

			34,939

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Finland — 0.1%
Other Securities	0.1%		$1,528

			1,528

France — 0.3%
Other Securities	0.3		3,377

			3,377

Germany — 1.1%
Other Securities	1.1		15,973

			15,973

Guernsey — 0.6%
Amdocs	0.6	222,273	8,144

			8,144

Hong Kong — 2.4%
CLP Holdings, Cl B	0.8	1,384,000	11,270
Power Assets Holdings	0.6	983,000	8,797
Other Securities	1.0		13,760

			33,827

Ireland — 0.5%
Other Securities	0.5		6,188

			6,188

Israel — 1.2%
Other Securities	1.2		16,638

			16,638

Italy — 0.1%
Other Securities	0.1		1,703

			1,703

Japan — 9.8%
NTT DOCOMO	0.8	708,100	11,488
Otsuka Holdings	0.8	377,800	10,958
Other Securities	8.2		115,024

			137,470

Netherlands — 0.1%
Other Securities	0.1		1,945

			1,945

New Zealand — 1.0%
Other Securities	1.0		13,960

			13,960

Norway — 2.5%
Statoil	1.1	659,503	14,968
Telenor	0.9	553,074	12,635
Other Securities	0.5		6,994

			34,597

SEI Institutional Managed Trust / Annual Report / September 30, 2013	59

SUMMARY SCHEDULE OF INVESTMENTS

Global Managed Volatility Fund (Continued)

September 30, 2013

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Portugal — 0.5%
Other Securities	0.5%		$6,757

			6,757

Singapore — 2.5%
StarHub	0.7	2,770,000	9,471
Other Securities	1.8		25,768

			35,239

Spain — 0.0%
Other Securities	0.0		412

			412

Sweden — 1.1%
TeliaSonera	0.6	1,162,718	8,914
Other Securities	0.5		6,703

			15,617

Switzerland — 3.7%
PSP Swiss Property	0.6	95,057	8,252
Swisscom	0.6	18,110	8,704
Other Securities	2.5		35,112

			52,068

United Kingdom — 12.3%
Associated British Foods	0.6	279,126	8,480
AstraZeneca	1.2	316,366	16,474
Centrica	0.8	1,819,047	10,891
GlaxoSmithKline	0.8	442,067	11,150
Imperial Tobacco Group	1.2	435,957	16,146
J Sainsbury	0.9	1,954,659	12,392
Next, Cl A	0.8	136,540	11,410
Smith & Nephew	0.6	696,396	8,695
SSE	0.7	392,889	9,378
Unilever	0.8	288,137	11,385
WM Morrison Supermarkets	0.9	2,887,513	13,093
Other Securities	3.0		42,223

			171,717

United States — 30.7%
AmerisourceBergen	1.0	218,449	13,347
AT&T	0.8	329,962	11,159
Autozone*	0.7	24,920	10,534
Becton Dickinson	0.6	80,901	8,092
Clorox	1.3	212,777	17,388
Edison International	0.7	226,392	10,428
General Mills, Cl A	1.4	404,921	19,404
Hershey	1.0	144,703	13,385
JM Smucker	0.6	80,383	8,443
Johnson & Johnson	1.2	200,967	17,422
Kimberly-Clark	1.4	209,645	19,753

Description	Percentage of Net Assets (%)	Shares/Face Amount (Thousands) (1)		Market Value ($ Thousands)
PepsiCo	0.8%		132,010	$10,495
Pfizer	0.8		392,040	11,255
Pinnacle West Capital	0.6		149,598	8,189
Southern	1.2		423,040	17,421
Wal-Mart Stores	0.9		165,441	12,236
Other Securities	15.7			221,165

				430,116

Total Common Stock (Cost $1,162,418) ($ Thousands)				1,279,338

PREFERRED STOCK — 0.0%

United States — 0.0%
Other Securities	0.0			133

Total Preferred Stock (Cost $139) ($ Thousands)				133

CASH EQUIVALENT — 4.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**†	4.6		64,403,400	64,403

Total Cash Equivalent (Cost $64,403) ($ Thousands)				64,403

TIME DEPOSITS — 0.8%
Brown Brothers Harriman
1.698%, 10/01/2013	0.1	AUD	622	581
1.650%, 10/01/2013	0.0	NZD	7	6
0.672%, 10/01/2013	0.0	NOK	1	—
0.400%, 10/01/2013	0.0	CAD	304	296
0.250%, 10/01/2013	0.0	SEK	1	—
0.106%, 10/01/2013	0.0	GBP	352	570
0.030%, 10/01/2013	0.6		8,598	8,598
0.019%, 10/01/2013	0.0	EUR	—	—
0.005%, 10/01/2013	0.1	HKD	5,863	756
0.005%, 10/01/2013	0.0	JPY	1,432	15
0.005%, 10/01/2013	0.0	SGD	150	119
0.001%, 10/01/2013	0.0	CHF	—	—

Total Time Deposits (Cost $10,941) ($ Thousands)				10,941

U.S. TREASURY OBLIGATIONS (A) — 0.2%
Other Securities	0.2			2,936

Total U.S. Treasury Obligations (Cost $2,936) ($ Thousands)				2,936

Total Investments — 97.0% (Cost $1,240,837) ($ Thousands)				$1,357,751

60	SEI Institutional Managed Trust / Annual Report / September 30, 2013

A list of the open futures contracts held by the Fund at September 30, 2013, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	262	Dec-2013	$(11)
FTSE 100 Index	89	Dec-2013	(118)
Hang Seng Index	8	Oct-2013	(20)
S&P 500 Index E-MINI	498	Dec-2013	(146)
SPI 200 Index	20	Dec-2013	(20)
Topix Index	35	Dec-2013	55

			$(260)

For the year ended September 30, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the year.

A list of the open forward foreign currency contracts held by the Fund as of September 30, 2013, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
10/30/13	AUD	118,371	USD	110,601	$171
10/30/13	CAD	169,608	USD	164,620	(299)
10/30/13	CHF	49,170	USD	53,970	(435)
10/30/13	DKK	207,544	USD	37,594	(92)
10/30/13	EUR	28,542	USD	38,554	(81)
10/30/13	GBP	115,237	USD	185,106	(1,442)
10/30/13	HKD	289,152	USD	37,290	—
10/30/13	JPY	15,563,959	USD	157,750	(915)
10/30/13	NOK	210,122	USD	34,876	(33)
10/30/13	NZD	14,717	USD	12,111	(119)
10/30/13	SEK	101,396	USD	15,759	(20)
10/30/13	SGD	45,427	USD	36,216	(1)
10/30/13	USD	1,141	AUD	1,222	(1)
10/30/13	USD	1,112	CAD	1,144	1
10/30/13	USD	615	CHF	557	2
10/30/13	USD	290	DKK	1,597	—
10/30/13	USD	290	EUR	214	—
10/30/13	USD	2,919	GBP	1,809	10
10/30/13	USD	214	HKD	1,661	—
10/30/13	USD	1,937	JPY	190,174	1
10/30/13	USD	366	NOK	2,196	(1)
10/30/13	USD	208	NZD	251	1
10/30/13	USD	114	SEK	733	—
10/30/13	USD	209	SGD	262	—

					$(3,253)

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at September 30, 2013, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Depreciation ($ Thousands)
Brown Brothers Harriman	($897,127)	$893,874	$(3,253)

For the year ended September 30, 2013, the total amount of all open forward currency contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the year.

Percentages are based on Net Assets of $1,400,270 ($Thousands).

(1)	In U.S. Dollars unless otherwise indicated.

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2013.

†	Investment in Affiliated Security (see Note 6).

(A)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

AUD — Australia Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DJ — Dow Jones

DKK — Denmark Krone

EUR — Euro

FTSE — Financial Times and the London Stock Exchange

GBP — British Pound

HKD — Hong Kong Dollar

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

S&P — Standard & Poor’s

SEK — Sweden Krona

SGD — Singapore Dollar

SPI — Swiss Performance Index

USD — U.S. Dollar

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of September 30, 2013, in valuing the Fund’s investments and other financial investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,279,338	$—	$—	$1,279,338
Preferred Stock	133	—	—	133
Cash Equivalent	64,403	—	—	64,403
Time Deposits	—	10,941	—	10,941
U.S. Treasury Obligations	—	2,936	—	2,936

Total Investments in Securities	$1,343,874	$13,877	$—	$1,357,751

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$55	$—	$—	$55
Unrealized Depreciation	(315)	—	—	(315)
Forwards Contracts*	—	—	—	—
Unrealized Appreciation	—	186	—	186
Unrealized Depreciation	—	(3,439)	—	(3,439)

Total Other Financial Instruments	$(260)	$(3,253)	$—	$(3,513)

*	Futures contracts and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the year ended September 30, 2013, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Level 1 and Level 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded (See Note 2).

For the year ended September 30, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Annual Report / September 30, 2013	61

SUMMARY SCHEDULE OF INVESTMENTS

Tax-Managed Managed Volatility Fund

September 30, 2013

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 93.8%

Consumer Discretionary — 5.3%
Target, Cl A	0.7%	70,723	$4,525
Other Securities	4.6		28,502

			33,027

Consumer Staples — 20.2%
Altria Group	0.7	117,388	4,032
Church & Dwight	0.9	87,004	5,225
Colgate-Palmolive	0.7	68,913	4,086
Costco Wholesale	0.8	44,096	5,076
CVS Caremark	0.6	68,900	3,910
General Mills, Cl A	0.7	88,908	4,260
Hershey	1.0	64,957	6,008
Hormel Foods	0.9	138,034	5,814
JM Smucker	0.7	40,285	4,231
Kimberly-Clark	0.7	47,039	4,432
Kroger	0.9	138,516	5,588
Lorillard	0.9	129,979	5,821
Procter & Gamble	0.6	52,073	3,936
Reynolds American	0.7	87,275	4,257
Safeway	0.7	128,800	4,120
Walgreen	0.7	74,500	4,008
Wal-Mart Stores	1.5	129,082	9,547
Other Securities	6.5		41,111

			125,462

Energy — 3.3%
Chevron	0.8	42,900	5,212
Exxon Mobil	1.2	87,000	7,486
Imperial Oil	0.2	25,600	1,125
Other Securities	1.1		6,935

			20,758

Financials — 17.8%
Capitol Federal Financial	0.7	353,221	4,391
Everest Re Group	0.7	30,573	4,446
HCC Insurance Holdings	0.7	95,000	4,163
PartnerRe	1.1	72,979	6,680
RenaissanceRe Holdings	1.4	94,358	8,542

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
Tanger Factory Outlet Centers†	0.7%	126,106	$4,117
Travelers	0.7	49,800	4,222
Other Securities	11.8		74,126

			110,687

Health Care — 14.6%
AbbVie	0.8	105,427	4,716
AmerisourceBergen	0.8	76,437	4,670
Amgen, Cl A	0.9	48,800	5,463
Johnson & Johnson	1.9	135,163	11,717
McKesson	0.7	31,900	4,093
Merck	0.7	96,500	4,594
Perrigo	0.6	31,664	3,907
Pfizer	0.8	169,600	4,869
Other Securities	7.4		46,699

			90,728

Industrials — 7.3%
Alliant Techsystems	0.7	44,200	4,312
L-3 Communications Holdings	0.9	57,100	5,396
Northrop Grumman	0.8	55,500	5,287
Raytheon	0.9	70,000	5,395
Other Securities	4.0		25,395

			45,785

Information Technology — 7.4%
Amdocs	0.8	129,100	4,730
International Business Machines	0.7	22,343	4,138
Microsoft	0.6	111,500	3,714
Other Securities	5.3		33,253

			45,835

Materials — 1.5%
Other Securities	1.5		9,376

Telecommunication Services — 3.5%
AT&T	0.6	118,000	3,991
Other Securities	2.9		17,662

			21,653

Utilities — 12.9%
Consolidated Edison	1.1	118,423	6,530
DTE Energy	0.7	61,757	4,075
Duke Energy	0.6	59,129	3,949
Edison International	0.8	105,400	4,855
Northeast Utilities	0.6	88,387	3,646
PG&E	0.6	93,200	3,814
Wisconsin Energy	0.9	135,904	5,488
Other Securities	7.6		47,747

			80,104

Total Common Stock (Cost $460,130) ($ Thousands)			583,415

62	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 5.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%*††	5.9%	36,686,335	$36,686

Total Cash Equivalent (Cost $36,686) ($ Thousands)			36,686

U.S. TREASURY OBLIGATIONS (A) — 0.2%
Other Securities	0.2		1,057

Total U.S. Treasury Obligations (Cost $1,057) ($ Thousands)			1,057

Total Investments — 99.9% (Cost $497,873) ($ Thousands)			$621,158

A list of the open futures contracts held by the Fund at September 30, 2013, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized (Depreciation) ($ Thousands)
S&P 500 Index EMINI	235	Dec-2013	$(107)

For the year ended September 30, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $621,530 ($Thousands).

*	Rate shown is the 7-day effective yield as of September 30, 2013.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security (see Note 6).

(A)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

S&P — Standard and Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of September 30, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$583,415	$—	$—	$583,415
Cash Equivalent	36,686	—	—	36,686
U.S. Treasury Obligations	—	1,057	—	1,057

Total Investments in Securities	$620,101	$1,057	$—	$621,158

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(107)	$—	$—	$(107)

Total Other Financial Instruments	$(107)	$—	$—	$(107)

*	Futures contracts are valued at unrealized depreciation on the instrument.

For the year ended September 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended September 30, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Annual Report / September 30, 2013	63

SCHEDULE OF INVESTMENTS

Real Estate Fund

September 30, 2013

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.1%‡

Financials — 97.1%
Alexandria Real Estate Equities† (A)	52,110	$3,327
Apartment Investment & Management, Cl A†	174,034	4,862
Ashford Hospitality Trust†	24,470	302
AvalonBay Communities† (A)	75,011	9,533
Aviv† (A)	23,950	546
BioMed Realty Trust† (A)	189,300	3,519
Boston Properties†	56,230	6,011
Brandywine Realty Trust†	15,100	199
BRE Properties, Cl A†	13,880	704
Camden Property Trust†	48,370	2,972
Colonial Properties Trust†	44,000	990
Cousins Properties, Cl A†	50,540	520
CubeSmart†	42,730	762
CyrusOne†	10,480	199
DDR† (A)	163,520	2,569
DiamondRock Hospitality†	22,750	243
Digital Realty Trust, Cl A† (A)	21,270	1,129
Douglas Emmett†	96,250	2,259
Duke Realty†	229,920	3,550
EastGroup Properties†	8,960	530
Equity Residential† (A)	184,800	9,900
Essex Property Trust†	21,440	3,167
Extra Space Storage†	22,900	1,048
Federal Realty Investment Trust†	21,700	2,201
First Industrial Realty Trust†	36,740	598
General Growth Properties†	384,289	7,413
HCP†	222,970	9,131
Health Care† (A)	109,150	6,809
Highwoods Properties† (A)	51,930	1,834
Host Hotels & Resorts†	417,434	7,376
Hudson Pacific Properties†	5,070	99
Kilroy Realty†	47,070	2,351
Kimco Realty†	252,260	5,091
LaSalle Hotel Properties†	28,670	818
Liberty Property Trust†	78,530	2,796
Macerich†	135,729	7,660
Mid-America Apartment Communities† (A)	10,010	626
Parkway Properties†	21,150	376
ProLogis†	350,076	13,170
Public Storage†	65,001	10,436
Regency Centers†	90,990	4,399
Retail Opportunity Investments†	28,970	400
Rexford Industrial Realty*†	24,900	336
RLJ Lodging Trust†	134,310	3,155
Simon Property Group†	135,628	20,104
SL Green Realty† (A)	42,790	3,801
Sovran Self Storage†	15,060	1,140
Sunstone Hotel Investors†	261,200	3,328

Description	Shares	Market Value ($ Thousands)
Tanger Factory Outlet Centers†	85,180	$2,781
Taubman Centers†	39,860	2,683
UDR†	238,360	5,649
Ventas†	140,370	8,633
Vornado Realty Trust†	85,500	7,187
Weingarten Realty Investors† (A)	41,250	1,210

Total Common Stock (Cost $171,850) ($ Thousands)		202,432

AFFILIATED PARTNERSHIP — 9.6%
SEI Liquidity Fund, L.P. 0.070%**†† (B)	19,981,936	19,982

Total Affiliated Partnership (Cost $19,982) ($ Thousands)		19,982

CASH EQUIVALENT — 3.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**††	6,658,894	6,659

Total Cash Equivalent (Cost $6,659) ($ Thousands)		6,659

Total Investments — 109.9% (Cost $198,491) ($ Thousands)		$229,073

Percentages are based on Net Assets of $208,441 ($Thousands).

(A)	This security or a partial position of this security is on loan at September 30, 2013 (see Note 10). The total market value of securities on loan at September 30, 2013 was $19,282 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 7). The total market value of such securities as of September 30, 2013 was $19,982 ($Thousands).

†	Real Estate Investment Trust.

††	Investment in Affiliated Security (See Note 6).

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2013.

Cl — Class

L.P. — Limited Partnership

The following is a list of the level of inputs used as of September 30, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$202,432	$—	$—	$202,432
Affiliated Partnership	—	19,982	—	19,982
Cash Equivalent	6,659	—	—	6,659

Total Investments in Securities	$209,091	$19,982	$—	$229,073

For the year ended September 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended September 30, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

64	SEI Institutional Managed Trust / Annual Report / September 30, 2013

SCHEDULE OF INVESTMENTS

Enhanced Income Fund

September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS — 30.9%
Acquisitions Cogeco Cable II, Term Loan B
3.250%, 09/20/2019	$124	$122
Advanstar Communications, Term Loan
5.500%, 04/29/2019	199	196
Advantage Sales and Marketing, Term Loan
8.250%, 06/17/2018	396	400
Affinia Group
4.750%, 04/25/2020	222	222
Affinia Group, Term Loan B1
3.500%, 04/25/2016	91	92
Affinion Group Holdings
6.500%, 10/08/2016	483	468
Air Medical Group Holdings, Term Loan B1
6.500%, 06/30/2018	596	606
Air Medical Group Holdings, Term Loan, 1st Lien
7.625%, 05/21/2018	490	483
Alinta, 1st Lien Term Loan
11.250%, 08/13/2019	427	408
Alinta, Delayed Term Loan Unfunded
0.500%, 08/13/2018 (H)	28	—
Allflex Holdings, Term Loan
4.250%, 06/17/2020	100	100
Alliance Holdings, Term Loan
5.000%, 12/07/2019	746	746
Alliance Laundry System, Term Loan
4.500%, 12/07/2018	562	562
Alpha Natural Resources, Term Loan B
3.500%, 05/31/2020	299	284
AMC Entertainment, Term Loan
3.500%, 04/30/2020	129	129

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
American Builders & Contract Supply, Term Loan B
3.500%, 04/16/2020	$500	$496
American Renal Holdings
4.500%, 08/14/2019	547	541
American Rock Salt, Term Loan B
5.500%, 04/19/2017	489	488
Applied Systems, Term Loan B
4.250%, 12/08/2016	239	240
Applied Systems, Term Loan, 2nd Lien
8.250%, 06/08/2017	419	421
Aramark
3.748%, 07/26/2016	138	138
Aramark, 1st Lien Term Loan
0.447%, 07/26/2016	32	32
Aramark, Term Loan C
3.748%, 07/26/2016	262	262
Arris Group
3.500%, 02/07/2020	294	291
Asurion
4.500%, 05/24/2019	874	865
Atlas Energy, Term Loan B
6.500%, 07/31/2019	225	227
August U.S. Holding, Term Loan
5.250%, 04/27/2018	151	150
August UK Holding, Term Loan
5.000%, 04/27/2018	196	195
Avaya, Extended Term Loan B-5
8.000%, 03/31/2018	81	76
Avaya, Term Loan B3
4.773%, 10/26/2017	324	290
BJS Wholesale Club, Term Loan
4.250%, 09/26/2019	496	494
BOOZ Allen Hamilton, Term Loan B
3.750%, 07/27/2019	297	296
Calpine, Term Loan
4.000%, 04/01/2018	195	195
CDW
3.500%, 04/29/2020	62	61
CDW, Term Loan
3.500%, 04/29/2020	436	428
CeramTec
4.250%, 07/30/2020	292	293
Ceridian, Extended Term Loan
4.429%, 05/09/2017	592	592
Charter Communications Operating, Term Loan E
3.000%, 04/10/2020	319	315
Commscope
3.750%, 01/14/2018	293	293
ConvaTec, Term Loan
4.000%, 12/30/2016	658	660
Cristal Inorganic Chemicals
6.026%, 11/15/2014	333	333

SEI Institutional Managed Trust / Annual Report / September 30, 2013	65

SCHEDULE OF INVESTMENTS

Enhanced Income Fund (Continued)

September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
DAE Aviation Holdings, Term Loan
6.250%, 10/19/2018	$1	$1
DAE Aviation Holdings, Term Loan B1
6.250%, 10/19/2018	409	410
David’s Bridal, Initial Term Loan
5.000%, 10/05/2019	496	496
Davitia, Term Loan B2
4.000%, 08/21/2019	496	497
Del Monte Foods, Term Loan
4.000%, 03/08/2018	372	370
Dex Media West LLC
8.000%, 12/30/2016	533	443
Doncaster PLC, Term Loan
5.500%, 04/09/2020	697	698
Eagle Parent
4.500%, 05/16/2018	591	591
Emergency Medical Services, Initial Term Loan
4.000%, 04/27/2018	217	216
4.000%, 05/25/2018	107	106
Emergency Medical Services, Term Loan
4.000%, 05/25/2018	26	26
Endurance International, 1st Lien Term Loan
10.250%, 11/09/2019	362	363
Endurance International, 2nd Lien Term Loan
6.250%, 11/06/2019	130	131
Equinox Fitness Club, Term Loan B
4.500%, 01/31/2020	2	2
4.500%, 01/31/2020	744	747
Essential Power LLC
4.250%, 08/07/2019	675	677
4.250%, 08/08/2019	7	7
First Data, Term Loan
2.987%, 03/24/2018	624	617
Firth Rixson Limited, Term Loan
4.250%, 06/30/2017	496	495
Fortescue Metals Group, Term Loan Cov-Lite
5.250%, 10/12/2017	495	496
Freescale Semiconductor
5.000%, 02/13/2020	687	690
Generac Power Systems, Term Loan B
3.500%, 06/22/2018	150	149
Genpact International, Term Loan B
3.500%, 08/30/2019	496	495
Global Cash Access, Term Loan
4.000%, 03/01/2016	203	203
Gray Television, Term Loan B
4.750%, 10/11/2019	578	581

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Greeneden U.S. Holding II LLC
4.000%, 01/31/2020	$200	$199
Guitar Center, Extended Term Loan
6.370%, 04/09/2017	596	583
Harbor Freight Tools
4.750%, 07/25/2019	248	250
Harron Communications, L.P. Term Loan B
3.500%, 10/05/2017	418	418
Hilton Hotels, Term Loan B, Cov-Lite, 1st Lien
0.000%, 09/23/2020 (A)	700	699
Hologic
3.750%, 08/01/2019	218	218
Hub International, 1st Lien Term Loan B
0.000%, 09/17/2020 (A)	700	700
Hub International, Extended Term Loan
3.682%, 06/14/2017	694	695
IMS Health
3.750%, 09/01/2017	582	581
Ineos Holdings Limited
4.000%, 04/27/2018	611	604
Integra Telecom, Term Loan B
5.250%, 02/22/2019	153	154
5.250%, 02/22/2019	155	156
Intelsat Jackson Holdings, Term Loan B1
4.250%, 04/02/2018	298	298
Inventiv Health, Term Loan B
7.500%, 08/04/2016	339	327
ION Trading Technologies, 2nd Lien Term Loan Cov-Lite
8.250%, 05/21/2021	185	185
ION Trading Technologies, Term Loan
4.500%, 05/22/2020	150	149
ISS, Term Loan B
3.750%, 04/18/2018	138	138
J. Crew Group, Term Loan B
4.000%, 03/07/2018	686	682
Jarden
0.000%, 09/30/2020 (A)	400	399
JC Penney, Term Loan B, 1st Lien
6.000%, 05/21/2018	275	266
JHT Holding, 2nd Lien Term Loan
12.500%, 10/24/2013 (B) (D)	52	17
Kronos, Incremental Term Loan
4.500%, 10/30/2019	993	991
Lamar Media
4.000%, 10/01/2016	17	17
Language Line LLC, Term Loan B
6.250%, 06/20/2016	451	445
Lawson Software, Term Loan B2
5.250%, 04/05/2018	577	580

66	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Leslie’s Poolmart, Term Loan B
5.250%, 10/16/2019	$595	$597
2.000%, 10/11/2019	2	—
Level 3 Communications
4.000%, 08/01/2019	750	749
Light Tower Fiber LLC
8.000%, 04/12/2021	100	101
4.500%, 04/13/2020	200	200
Live Nation, Term Loan
4.500%, 10/20/2016	242	240
MacDermid, Term Loan
4.000%, 06/05/2020	380	378
Media General (H)
0.000%, 07/30/2020	246	—
MEG Energy
3.750%, 03/21/2020	637	638
Merlin Entertainments
3.932%, 07/01/2019	300	300
MGM Resorts, Term Loan B
3.500%, 12/20/2019	399	397
Minimax & Co.
4.500%, 08/07/2020	200	200
MTL Publishing LLC, Term Loan B
4.250%, 06/29/2018	495	494
Navistar International
5.750%, 08/17/2017	155	157
Neiman Marcus Group, Term Loan
4.000%, 05/10/2018	311	311
Nelson Education Limited, Term Loan B1
2.776%, 07/05/2014	466	388
NEP Supershooters, Term Loan
4.750%, 01/22/2020	100	100
Newpage, Term Loan
7.750%, 11/16/2018	298	302
NXP BV/Commitment, Term Loan
4.500%, 03/07/2017	390	394
Ocwen Financial
5.000%, 02/15/2018	249	252
OXEA, Term Loan
4.250%, 12/06/2019	520	515
Penn National Gaming, Term Loan B
3.750%, 06/14/2018	426	426
Pinnacle Entertainment, Term Loan
3.750%, 08/05/2020	200	199
Pinnacle Foods Group LLC
3.250%, 04/29/2020	172	170
Progressive Waste Solutions, Term Loan B
3.500%, 10/22/2019	149	149
Quintiles Transnational, Term Loan B
4.500%, 05/26/2018	429	429
Raycom TV Broadcasting LLC, Tranche B Term Loan
4.250%, 05/31/2017	393	395

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Realogy, Extended Term Loan
4.540%, 10/10/2016	$61	$61
Rexnord LLC
4.000%, 08/14/2020	287	283
Rice Drilling B, 2nd Lien Term Loan
8.500%, 10/25/2018	671	673
Riverbed Technology
4.000%, 12/13/2019	201	202
Roundy’s Supermarkets, Term Loan B
5.750%, 02/13/2019	294	288
5.750%, 02/10/2019	198	194
Ruby Western Pipeline
3.500%, 03/22/2020	611	608
Ruby Western Pipeline Holdings, Term Loan
3.500%, 03/27/2020	89	89
Schaeffler AG, Term Loan C, 1st Lien
4.250%, 01/27/2017	425	426
Sealed Air, Term Loan B
4.000%, 10/03/2018	295	296
Seaworld
3.000%, 05/30/2020	409	403
Sedgwick CMS Holdings, Term Loan
8.000%, 12/12/2018	88	90
4.250%, 06/12/2018	118	118
Serta Simmons Holdings, Term Loan B
5.000%, 09/19/2019	546	547
Sheridan Healthcare, Term Loan, 1st Lien
4.500%, 06/29/2018	494	494
Sheridan Holdings, Term Loan
9.000%, 06/29/2019	150	150
Smart & Final, Term Loan
4.500%, 11/15/2019	496	495
Sophos Public
6.500%, 05/10/2019	400	399
Spectrum Brands, Term Loan
3.500%, 08/13/2019	108	108
Sprouts Farmers Markets LLC, Term Loan
4.500%, 04/23/2020	206	205
Standard Aero, Term Loan B2
6.250%, 10/19/2018	186	186
Starwood Property Trust, Term Loan B
3.500%, 04/17/2020	175	174
Surgical Care Affiliates, Term Loan B
4.276%, 12/29/2017	594	593
Teine Energy Ltd., Term Loan, 2nd Lien
7.500%, 05/17/2019	464	459
Telesat Canada, Term Loan B
3.500%, 03/26/2019	397	394

SEI Institutional Managed Trust / Annual Report / September 30, 2013	67

SCHEDULE OF INVESTMENTS

Enhanced Income Fund (Continued)

September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Terex
4.500%, 04/28/2017	$186	$188
Texas Competitive Electric Holdings, Extending Term Loan
4.682%, 10/10/2017	212	143
4.682%, 10/10/2017	435	292
The Pantry, Term Loan B
4.750%, 07/31/2019	743	749
Ti Automotive, Term Loan B
5.500%, 03/28/2019	503	508
Trans Union, LLC
4.250%, 02/10/2019	387	388
Transdigm, Term Loan
3.750%, 02/28/2020	783	779
Travelport, Term Loan
6.250%, 06/26/2019	190	192
Tribune Company
4.000%, 12/31/2019	397	397
True Religion Apparel, Term Loan
5.875%, 07/30/2019	300	282
TWCC Holding, Term Loan
7.000%, 12/11/2020	500	512
U.S. Telepacific, Term Loan
5.750%, 02/23/2017	489	487
Univision Communications, Extended Term Loan B
4.500%, 03/31/2017	551	544
Valeant Pharmaceuticals International
4.375%, 02/13/2019	111	110
4.375%, 12/11/2019	494	494
Valeant Pharmaceuticals International, Term Loan E
4.500%, 06/30/2020	496	499
Verint Systems, Term Loan B, 1st Lien
4.000%, 09/06/2019	398	399
Virgin Media, Term Loan B
3.500%, 06/05/2020	600	596
Waiccs Las Vegas 3 LLC, 2nd Lien
13.250%, 07/30/2010 (G)	2,000	—
Walter Energy, Term Loan B
6.750%, 04/02/2018	349	335
Warner Chilcott, Term Loan B1
5.500%, 03/15/2018	82	82
Warner Chilcott, Term Loan B3
5.500%, 03/15/2018	45	45
Warner Music Group, Term Loan
3.750%, 07/01/2020	250	249
Waste Industries, Term Loan B
4.000%, 03/17/2017	485	484
WCA Waste Systems, Term Loan
4.000%, 03/23/2018	246	246
West
3.750%, 06/30/2018	333	333

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
WideOpenWest Finance
4.750%, 03/26/2019	$148	$149
Windstream, Term Loan B4
3.500%, 01/10/2020	596	593
Yankee Candle
5.250%, 04/02/2019	451	451
Zayo Group LLC, Term Loan B
4.500%, 07/02/2019	679	679

Total Loan Participations
(Cost $62,446) ($ Thousands)		60,369

CORPORATE OBLIGATIONS — 30.4%

Consumer Discretionary — 4.3%
Amazon.com
0.650%, 11/27/2015	450	449
Cequel Communications Holdings I
6.375%, 09/15/2020 (C)	600	612
Comcast
5.850%, 11/15/2015	400	441
Daimler Finance North America
1.125%, 08/01/2018 (C) (E)	250	251
Daimler Finance North America LLC
1.250%, 01/11/2016 (C)	600	600
ERAC USA Finance
1.400%, 04/15/2016 (C)	115	114
Maytag MTN
6.450%, 08/15/2014	500	524
NBCUniversal Enterprise
0.953%, 04/15/2018 (C) (E)	550	553
Newell Rubbermaid
2.000%, 06/15/2015	450	456
Nissan Motor Acceptance
0.950%, 09/26/2016 (C) (E)	700	701
Penske Truck Leasing
2.500%, 07/11/2014 (C)	60	61
Reynolds Group Issuer
6.875%, 02/15/2021	185	198
5.750%, 10/15/2020	210	211
Sinclair Television Group
5.375%, 04/01/2021	500	475
Sirius XM Radio
5.875%, 10/01/2020 (C)	1,000	1,009
Thomson Reuters
0.875%, 05/23/2016	600	597
Time Warner Cable
5.850%, 05/01/2017	450	489
Walt Disney MTN
0.450%, 12/01/2015	600	597

		8,338

68	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Consumer Staples — 2.1%
Anheuser-Busch InBev Worldwide
0.800%, 07/15/2015	$350	$352
BAT International Finance
1.400%, 06/05/2015 (C)	500	504
ConAgra Foods
1.300%, 01/25/2016	375	375
Costco Wholesale
0.650%, 12/07/2015	750	750
Heineken
0.800%, 10/01/2015 (C)	325	325
Kellogg
0.495%, 02/13/2015 (E)	550	551
Kraft Foods Group
1.625%, 06/04/2015	500	508
Reynolds American
1.050%, 10/30/2015	240	240
SABMiller Holdings
0.955%, 08/01/2018 (C) (E)	500	503

		4,108

Energy — 1.9%
Atlas Pipeline Partners
4.750%, 11/15/2021 (C)	300	271
BP Capital Markets
0.880%, 09/26/2018 (E)	700	700
Enterprise Products Operating
1.250%, 08/13/2015	40	40
Gibson Energy
6.750%, 07/15/2021 (C)	207	214
Kinder Morgan Energy Partners
5.000%, 12/15/2013	410	414
MEG Energy
6.375%, 01/30/2023 (C)	500	490
Petrobras Global Finance BV
1.884%, 05/20/2016 (E)	600	597
Total Capital Canada
0.648%, 01/15/2016 (E)	170	171
Total Capital International
0.835%, 08/10/2018 (E)	450	452
TransCanada PipeLines
0.750%, 01/15/2016	325	323

		3,672

Financials — 16.4%
American Express
0.852%, 05/22/2018 (E)	700	699
American Honda Finance
0.637%, 05/26/2016 (C) (E)	750	752
Australia & New Zealand Banking Group NY
0.824%, 05/15/2018 (E)	300	300

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Bank of America
1.500%, 10/09/2015	$300	$302
Bank of Montreal MTN
0.870%, 04/09/2018 (E)	650	651
Bank of New York Mellon MTN
0.699%, 03/06/2018 (E)	650	650
Bank of Nova Scotia
0.950%, 03/15/2016	400	399
0.696%, 09/11/2015 (E)	375	376
Bank of Tokyo-Mitsubishi UFJ
0.868%, 09/09/2016 (C) (E)	650	652
BB&T MTN
1.114%, 06/15/2018 (E)	535	538
BPCE MTN
1.516%, 04/25/2016 (E)	450	456
Canadian Imperial Bank of Commerce
0.900%, 10/01/2015	525	526
Capital One
0.700%, 03/22/2016 (E)	550	550
Caterpillar Financial Services MTN
1.375%, 05/20/2014	140	141
1.100%, 05/29/2015	500	504
Citigroup
0.812%, 08/25/2036 (E)	1,500	1,221
Commonwealth Bank of Australia
0.753%, 09/20/2016 (C) (E)	700	701
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
0.732%, 03/18/2016 (E)	550	552
Credit Agricole
1.096%, 10/03/2016 (C) (E)	750	750
Danske Bank
1.318%, 04/14/2014 (C) (E)	650	652
Ford Motor Credit
1.516%, 05/09/2016 (E)	400	405
General Electric Capital MTN
1.136%, 05/09/2016 (E)	600	606
0.959%, 04/02/2018 (E)	300	302
Goldman Sachs Group
1.600%, 11/23/2015	400	403
1.465%, 04/30/2018 (E)	500	501
HSBC Bank
0.904%, 05/15/2018 (C) (E)	600	601
Hyundai Capital America
1.625%, 10/02/2015 (C)	150	150
ILFC E-Capital Trust I
5.350%, 12/21/2065 (C) (E)	500	427
ING Bank
1.658%, 06/09/2014 (C) (E)	400	403
International Lease Finance
6.500%, 09/01/2014 (C)	450	467
Intesa Sanpaolo
3.125%, 01/15/2016	300	300
John Deere Capital
0.950%, 06/29/2015	350	352

SEI Institutional Managed Trust / Annual Report / September 30, 2013	69

SCHEDULE OF INVESTMENTS

Enhanced Income Fund (Continued)

September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
JPMorgan Chase Capital XXI, Ser U
1.216%, 02/02/2037 (E)	$1,300	$965
Merrill Lynch
1.014%, 09/15/2036 (E)	700	592
Metropolitan Life Global Funding I
2.000%, 01/09/2015 (C)	275	279
1.700%, 06/29/2015 (C)	500	507
1.500%, 01/10/2018 (C)	220	216
Morgan Stanley
1.512%, 02/25/2016 (E)	900	908
New York Life Global Funding
1.300%, 01/12/2015 (C)	500	504
0.615%, 05/23/2016 (C) (E)	400	401
Nordea Bank
0.725%, 05/13/2016 (C) (E)	600	602
Pricoa Global Funding I MTN
0.532%, 08/19/2015 (C) (E)	650	650
Principal Life Global Funding II
1.000%, 12/11/2015 (C)	250	250
0.632%, 05/27/2016 (C) (E)	415	416
Prudential Financial MTN
1.044%, 08/15/2018 (E)	500	501
RHP Hotel Properties‡
5.000%, 04/15/2021 (C)	217	203
Royal Bank of Canada MTN
0.628%, 03/08/2016 (E)	600	601
0.501%, 01/06/2015 (E)	300	301
Royal Bank of Scotland Group PLC
2.550%, 09/18/2015	210	214
Simon Property Group‡
6.750%, 05/15/2014	500	511
Societe Generale
1.328%, 10/01/2018 (E)	550	550
State Street Capital Trust IV
1.254%, 06/15/2037 (E)	375	292
Svenska Handelsbanken
0.721%, 09/23/2016 (E)	800	801
Toronto-Dominion Bank MTN
0.716%, 09/09/2016 (E)	200	200
0.568%, 07/14/2014 (E)	310	311
0.445%, 05/01/2015 (E)	400	400
Toyota Motor Credit
0.553%, 05/17/2016 (E)	500	501
0.403%, 09/18/2015 (E)	500	500
UBS MTN
5.875%, 07/15/2016	400	443
Unitrin
6.000%, 05/15/2017	670	732
Ventas Realty‡
1.550%, 09/26/2016	500	501
Wells Fargo MTN
1.500%, 07/01/2015	750	759
0.895%, 04/23/2018 (E)	575	576
Westpac Banking
0.514%, 01/29/2015 (C) (E)	550	550

		32,026

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Health Care — 1.3%
AbbVie
1.027%, 11/06/2015 (E)	$550	$555
Biomet
6.500%, 08/01/2020	225	232
CHS
7.125%, 07/15/2020	450	455
McKesson
0.950%, 12/04/2015	235	235
Providence Health & Services Obligated Group
1.048%, 10/01/2016 (E)	800	798
WellPoint
1.250%, 09/10/2015	210	211

		2,486

Industrials — 1.2%
Boart Longyear Management Pty
10.000%, 10/01/2018 (C)	304	307
Ceridian
8.875%, 07/15/2019 (C)	150	172
Clean Harbors
5.250%, 08/01/2020	350	346
Glencore Funding
1.422%, 05/27/2016 (C) (E)	675	662
John Deere Capital
0.374%, 06/15/2015 (E)	450	450
Pentair Finance
1.350%, 12/01/2015	285	286
Precision Castparts
0.700%, 12/20/2015	135	135

		2,358

Information Technology — 1.0%
Hewlett-Packard
0.661%, 05/30/2014 (E)	600	600
TSMC Global
0.950%, 04/03/2016 (C)	250	247
Western Union
2.375%, 12/10/2015	85	87
1.262%, 08/21/2015 (E)	325	326
Xerox
1.083%, 05/16/2014 (E)	595	596

		1,856

Materials — 1.0%
Ardagh Packaging Finance PLC
4.875%, 11/15/2022 (C)	375	357
FMG Resources August 2006 Pty
8.250%, 11/01/2019 (C)	250	269
Packaging Dynamics
8.750%, 02/01/2016 (C)	500	518

70	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Rio Tinto Finance USA
1.094%, 06/17/2016 (E)	$625	$628
Walter Energy
8.500%, 04/15/2021 (C)	250	209

		1,981

Telecommunication Services — 1.0%
AT&T
0.800%, 12/01/2015	450	449
0.650%, 02/12/2016 (E)	450	449
Intelsat Luxembourg
7.750%, 06/01/2021 (C)	325	337
Softbank
4.500%, 04/15/2020 (C)	225	216
Verizon Communications
2.002%, 09/14/2018 (E)	515	541

		1,992

Utilities — 0.2%
Duke Energy Indiana
0.619%, 07/11/2016 (E)	170	170
Duke Energy Ohio
0.399%, 03/06/2015 (E)	300	300

		470

Total Corporate Obligations (Cost $60,056) ($ Thousands)		59,287

ASSET-BACKED SECURITIES — 28.2%

Automotive — 14.5%
Ally Auto Receivables Trust, Ser 2010-5, Cl B
2.450%, 06/15/2016 (C)	300	305
Ally Auto Receivables Trust, Ser 2009-B, Cl A4
3.050%, 12/15/2014 (C)	145	145
Ally Auto Receivables Trust, Ser 2011-1, Cl A4
2.230%, 03/15/2016	637	643
Ally Auto Receivables Trust, Ser 2012-4, Cl A3
0.590%, 01/17/2017	405	404
Ally Auto Receivables Trust, Ser 2012-SN1, Cl A4
0.700%, 12/21/2015	380	380
Ally Auto Receivables Trust, Ser 2013-1, Cl A3
0.630%, 05/15/2017	725	722
Ally Auto Receivables Trust, Ser 2013-SN1, Cl A3
0.720%, 05/20/2016	570	570

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
American Credit Acceptance Receivables Trust, Ser 2013-2, Cl A
1.320%, 02/15/2017 (C)	$432	$432
American Credit Acceptance Receivables Trust, Ser 2012-3, Cl A
1.640%, 11/15/2016 (C)	332	332
AmeriCredit Automobile Receivables Trust, Ser 2010-4, Cl B
1.990%, 10/08/2015	345	346
AmeriCredit Automobile Receivables Trust, Ser 2011-3, Cl A3
1.170%, 01/08/2016	127	127
AmeriCredit Automobile Receivables Trust, Ser 2012-1, Cl A2
0.910%, 10/08/2015	16	16
AmeriCredit Automobile Receivables Trust, Ser 2012-5, Cl A3
0.620%, 06/08/2017	525	524
AmeriCredit Automobile Receivables Trust, Ser 2013-1, Cl A2
0.490%, 06/08/2016	302	302
AmeriCredit Automobile Receivables Trust, Ser 2013-2, Cl A3
0.650%, 12/08/2017	440	438
ARI Fleet Lease Trust, Ser 2012-A, Cl A
0.732%, 03/15/2020 (C) (E)	617	618
ARI Fleet Lease Trust, Ser 2012-B, Cl A
0.482%, 01/15/2021 (C) (E)	360	360
ARI Fleet Lease Trust, Ser 2013-A, Cl A2
0.700%, 12/15/2015 (C)	305	305
Bank of America Auto Trust, Ser 2012-1, Cl A3
0.780%, 06/15/2016	199	199
CarMax Auto Owner Trust, Ser 2010-3, Cl A3
0.990%, 02/17/2015	12	12
CarMax Auto Owner Trust, Ser 2011-3, Cl B
2.170%, 07/17/2017	550	563
CarMax Auto Owner Trust, Ser 2012-1, Cl A3
0.890%, 09/15/2016	210	211
CarMax Auto Owner Trust, Ser 2012-3, Cl A3
0.520%, 07/17/2017	325	324
CarMax Auto Owner Trust, Ser 2012-3, Cl C
1.500%, 08/15/2018	115	115
CFC, Ser 2013-1A, Cl A
1.650%, 07/17/2017 (C)	80	80

SEI Institutional Managed Trust / Annual Report / September 30, 2013	71

SCHEDULE OF INVESTMENTS

Enhanced Income Fund (Continued)

September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Chesapeake Funding, Ser 2012-1A, Cl A
0.932%, 11/07/2023 (C) (E)	$380	$381
Chesapeake Funding, Ser 2013-1A, Cl A
0.632%, 01/07/2025 (C) (E)	425	425
Credit Acceptance Auto Loan Trust, Ser 2012-1A, Cl A
2.200%, 09/16/2019 (C)	660	666
Credit Acceptance Auto Loan Trust, Ser 2013-1A, Cl A
1.210%, 10/15/2020 (C)	270	270
Enterprise Fleet Financing, Ser 2012-1, Cl A2
1.140%, 11/20/2017 (C)	175	175
Enterprise Fleet Financing, Ser 2013-1, Cl A2
0.680%, 09/20/2018 (C)	515	515
Fifth Third Auto Trust, Ser 2013-A, Cl A2
0.410%, 01/15/2016	500	500
First Investors Auto Owner Trust, Ser 2012-2A, Cl A2
1.470%, 05/15/2018 (C)	470	472
First Investors Auto Owner Trust, Ser 2013-1A, Cl A2
0.900%, 10/15/2018 (C)	205	205
First Investors Auto Owner Trust, Ser 2013-2A, Cl A2
1.230%, 03/15/2019 (C)	700	700
Ford Credit Auto Lease Trust, Ser 2011-B, Cl A4
1.420%, 01/15/2015	550	552
Ford Credit Auto Lease Trust, Ser 2012-B, Cl A2
0.540%, 11/15/2014	288	289
Ford Credit Auto Lease Trust, Ser 2013-A, Cl A2
0.460%, 05/15/2015	400	400
Ford Credit Auto Owner Trust, Ser 2011-B, Cl A3
0.840%, 06/15/2015	78	78
Ford Credit Auto Owner Trust, Ser 2012-A, Cl B
1.880%, 08/15/2017	475	485
Ford Credit Auto Owner Trust, Ser 2012-C, Cl A2
0.470%, 04/15/2015	50	50
Harley-Davidson Motorcycle Trust, Ser 2011-1, Cl A3
0.960%, 05/16/2016	346	346
Harley-Davidson Motorcycle Trust, Ser 2012-1, Cl A3
0.680%, 04/15/2017	145	145

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Hertz Vehicle Financing, Ser 2011-1A, Cl A1
2.200%, 03/25/2016 (C)	$445	$452
Honda Auto Receivables Owner Trust, Ser 2012-1, Cl A3
0.770%, 01/15/2016	145	145
Honda Auto Receivables Owner Trust, Ser 2012-3, Cl A3
0.560%, 05/15/2016	325	325
Huntington Auto Trust, Ser 2012-2, Cl A3
0.510%, 04/17/2017	456	455
Hyundai Auto Lease Securitization Trust, Ser 2012-A, Cl A3
0.920%, 08/17/2015 (C)	495	496
Hyundai Auto Lease Securitization Trust, Ser 2012-A, Cl A4
1.050%, 04/17/2017 (C)	120	120
Hyundai Auto Receivables Trust, Ser 2012-B, Cl A3
0.620%, 09/15/2016	220	220
Hyundai Auto Receivables Trust, Ser 2013-C
0.570%, 06/15/2016	510	510
M&T Bank Auto Receivables Trust, Ser 2013-1A
1.060%, 11/15/2017	825	828
Mercedes-Benz Auto Receivables Trust, Ser 2013-1, Cl A2
0.500%, 03/15/2016	415	415
Mercedes-Benz Auto Receivables Trust, Ser 2012-1, Cl A3
0.470%, 10/17/2016	455	455
Mercedes-Benz Master Owner Trust, Ser 2012-A, Cl A
0.790%, 11/15/2017 (C)	310	309
Motor PLC, Ser 2012-12A, Cl A1B
0.679%, 02/25/2020 (C) (E)	440	440
Motor PLC, Ser 2013-1A, Cl A1
0.679%, 02/15/2021 (C) (E)	418	418
Nissan Auto Lease Trust, Ser 2011-A, Cl A3
1.040%, 08/15/2014	56	56
Nissan Auto Lease, Ser 2013-A, Cl A2A
0.450%, 09/15/2015	550	549
Nissan Auto Receivables Owner Trust, Ser 2013-B, Cl A2
0.520%, 04/15/2016	405	405
Nissan Auto Receivables Owner Trust, Ser 2011-B, Cl A2
0.740%, 09/15/2014	3	3

72	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Nissan Auto Receivables Owner Trust, Ser 2012-B, Cl A3
0.460%, 10/17/2016	$490	$490
Nissan Auto Receivables Owner Trust, Ser 2013-A, Cl A2
0.370%, 09/15/2015	362	362
Nissan Auto Receivables Owner Trust, Ser 2013-A, Cl A3
0.500%, 05/15/2017	295	295
Porsche Innovative Lease Owner Trust, Ser 2012-1, Cl A3
0.540%, 12/21/2015 (C)	335	335
Prestige Auto Receivables Trust, Ser 2013-1A, Cl A2
1.090%, 02/15/2018 (C)	654	655
Santander Drive Auto Receivables Trust, Ser 2010-2, Cl C
3.890%, 07/17/2017	345	352
Santander Drive Auto Receivables Trust, Ser 2012-1, Cl A2
1.250%, 04/15/2015	44	44
Santander Drive Auto Receivables Trust, Ser 2013-1, Cl A2
0.480%, 02/16/2016	207	207
Santander Drive Auto Receivables Trust, Ser 2013-3, Cl A3
0.700%, 10/16/2017	520	517
SNAAC Auto Receivables Trust, Ser 2013-1A, Cl A
1.140%, 07/16/2018 (C)	193	193
Toyota Auto Receivables Owner Trust, Ser 2012-A, Cl A3
0.750%, 02/16/2016	401	402
Toyota Auto Receivables Owner Trust, Ser 2012-B, Cl A3
0.460%, 07/15/2016	480	479
Toyota Auto Receivables Owner Trust, Ser 2013-B, Cl A2
0.480%, 02/15/2016	320	320
Volkswagen Auto Lease Trust, Ser 2013-A, Cl A2A
0.630%, 12/21/2015	590	590
Volkswagen Auto Lease Trust, Ser 2012-A, Cl A3
0.870%, 07/20/2015	265	266
Westlake Automobile Receivables Trust, Ser 2013-1A
1.120%, 01/15/2018	420	420
World Omni Auto Receivables Trust, Ser 2012-A, Cl A3
0.640%, 02/15/2017	181	181
World Omni Automobile Lease Securitization Trust, Ser 2012-A, Cl A3
0.930%, 11/16/2015	81	81

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
World Omni Automobile Lease Securitization Trust, Ser 2013-A
0.500%, 05/16/2016	$235	$235
World Omni Master Owner Trust, Ser 2013-1, Cl A
0.532%, 02/15/2018 (C) (E)	235	235

		28,387

Credit Cards — 3.5%
Capital One Multi-Asset Execution Trust, Ser 2013-A2, Cl A2
0.362%, 02/15/2019 (E)	555	553
Chase Issuance Trust, Ser 2012-A3, Cl A3
0.790%, 06/15/2017	495	497
Chase Issuance Trust, Ser 2012-A5, Cl A5
0.590%, 08/15/2017	675	675
Chase Issuance Trust, Ser 2013-A6, Cl A6
0.602%, 07/15/2020 (E)	650	650
Citibank Credit Card Issuance Trust, Ser 2013-A3
0.910%, 07/23/2018	600	602
Citibank Omni Master Trust, Ser 2009-A14A, Cl A14
2.932%, 08/15/2018 (C) (E)	500	510
Discover Card Execution Note Trust, Ser 2013-A3, Cl A3
0.362%, 10/15/2018 (E)	555	554
Discover Card Master Trust, Ser 2012-A1, Cl A1
0.810%, 08/15/2017	220	221
Discover Card Master Trust, Ser 2012-A3, Cl A3
0.860%, 11/15/2017	201	202
Dryrock Issuance Trust, Ser 2012-2, Cl A
0.640%, 08/15/2018	440	438
GE Capital Credit Card Master Note Trust, Ser 2012-5, Cl A
0.950%, 06/15/2018	475	477
Golden Credit Card Trust, Ser 2012-5A, Cl A
0.790%, 09/15/2017 (C)	525	525
Gracechurch Card Funding, Ser 2012-4A, Cl A
0.882%, 06/15/2017 (C) (E)	550	553
Master Credit Card Trust, Ser 2012-2A, Cl A
0.780%, 04/21/2017 (C)	330	329

		6,786

SEI Institutional Managed Trust / Annual Report / September 30, 2013	73

SCHEDULE OF INVESTMENTS

Enhanced Income Fund (Continued)

September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Financials — 0.2%
ACE Securities Home Equity Loan Trust, Ser 2005-SD3, Cl A
0.579%, 08/25/2045 (E)	$159	$158
New York City, Tax Lien, Ser 2013-A
1.190%, 11/10/2026	275	275

		433

Other Asset-Backed Securities — 10.0%
Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
0.519%, 01/25/2035 (E)	252	245
Ally Master Owner Trust, Ser 2011-4, Cl A2
1.540%, 09/15/2016	540	545
Ally Master Owner Trust, Ser 2012-1, Cl A2
1.440%, 02/15/2017	600	605
Ally Master Owner Trust, Ser 2012-3, Cl A1
0.882%, 06/15/2017 (E)	500	502
Ally Master Owner Trust, Ser 2012-3, Cl A2
1.210%, 06/15/2017	440	443
Ally Master Owner Trust, Ser 2013-1, Cl A1
0.632%, 02/15/2018 (E)	280	280
Ally Master Owner Trust, Ser 2013-2, Cl A
0.632%, 04/15/2018 (E)	675	673
Apidos CDO, Ser 2013-12A, Cl A
1.373%, 04/15/2025 (C) (E)	550	542
Atrium CDO, Ser 2013-10A, Cl A
1.396%, 07/16/2025 (C) (E)	560	552
Babson CLO, Ser 2013-IA, Cl A
1.373%, 04/20/2025 (C) (E)	600	593
CIFC Funding, Ser 2013-1A, Cl A1
1.432%, 04/16/2025 (C) (E)	485	479
CNH Equipment Trust, Ser 2012-B, Cl A3
0.860%, 09/15/2017	220	221
CNH Equipment Trust, Ser 2012-C, Cl A3
0.570%, 12/15/2017	280	279
Ford Credit Floorplan Master Owner Trust
0.652%, 09/15/2018	505	505

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Ford Credit Floorplan Master Owner Trust, Ser 2012-1, Cl A
0.652%, 01/15/2016 (E)	$720	$720
Ford Credit Floorplan Master Owner Trust, Ser 2012-4, Cl A2
0.532%, 09/15/2016 (E)	505	505
Ford Credit Floorplan Master Owner Trust, Ser 2013-1, Cl A2
0.562%, 01/15/2018 (E)	330	330
GE Business Loan Trust, Ser 2003-2A, Cl B
1.182%, 11/15/2031 (C) (E)	40	35
GE Business Loan Trust, Ser 2004-2A, Cl A
0.402%, 12/15/2032 (C) (E)	63	60
GE Business Loan Trust, Ser 2004-2A, Cl B
0.662%, 12/15/2032 (C) (E)	47	44
GE Dealer Floorplan Master Note Trust, Ser 2012-1, Cl A
0.750%, 02/20/2017 (E)	640	642
GE Dealer Floorplan Master Note Trust, Ser 2012-3, Cl A
0.670%, 06/20/2017 (E)	455	456
GE Equipment Midticket LLC, Ser 2013-1 A2
0.640%, 03/22/2016	215	215
GE Equipment Midticket, Ser 2012-1, Cl A3
0.600%, 05/23/2016	270	270
GE Equipment Small Ticket, Ser 2013-1A, Cl A2
0.730%, 01/25/2016 (C)	185	185
GE Equipment Small Ticket, Ser 2012-1A, Cl A2
0.850%, 11/21/2014 (C)	171	171
GE Equipment Transportation, Ser 2011-1, Cl A4
1.330%, 05/20/2019	250	250
GE Equipment Transportation, Ser 2012-2, Cl A3
0.620%, 07/25/2016	591	590
GE Equipment Transportation, Ser 2013-1, Cl A2
0.500%, 11/24/2015	260	260
Golden Credit Card Trust, Ser 2013-2A
0.611%, 09/15/2018	625	625
Granite Master Issuer, Ser 2006-3, Cl A4
0.260%, 12/20/2054 (E)	556	548
HLSS Servicer Advance Receivables Backed Notes, Ser 2012-T2, Cl A2
1.990%, 10/15/2045 (C)	280	281

74	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T1, Cl A1
0.898%, 01/15/2044 (C)	$640	$640
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T1, Cl A2
1.495%, 01/16/2046 (C)	170	169
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T2, Cl A2
1.147%, 05/16/2044 (C)	650	646
John Deere Owner Trust
0.550%, 01/15/2016	300	300
John Deere Owner Trust, Ser 2012-B, Cl A3
0.530%, 07/15/2016	605	605
John Deere Owner Trust, Ser 2013-A, Cl A3
0.600%, 03/15/2017	725	724
Katonah, Ser 2005-7A, Cl B
0.684%, 11/15/2017 (C) (E)	700	680
MMAF Equipment Finance, Ser 2012-AA, Cl A2
0.840%, 01/12/2015 (C)	215	215
Octagon Investment Partners XVI, Ser 2013-1A, Cl A
1.392%, 07/17/2025 (C) (E)	550	545
OHA Credit Partners VIII, Ser 2013-8A, Cl A
1.395%, 04/20/2025 (C) (E)	330	326
OHA Intrepid Leveraged Loan Fund, Ser 2013-1AR, Cl AR
1.186%, 04/20/2021 (C) (E)	527	527
SLM Student Loan Trust, Ser 2008-5, Cl A2
1.366%, 10/25/2016 (E)	64	64
SLM Student Loan Trust, Ser 2011-1, Cl A1
0.699%, 03/25/2026 (E)	420	420
SLM Student Loan Trust, Ser 2011-B, Cl A1
1.032%, 12/16/2024 (C) (E)	215	214
Triton Container Finance LLC, Ser 2006-1A, Cl N
0.350%, 11/26/2021 (C) (E)	237	233
Volvo Financial Equipment, Ser 2013-1A, Cl A3
0.690%, 03/15/2017 (C)	320	319

		19,278

Total Asset-Backed Securities (Cost $55,465) ($ Thousands)		54,884

MORTGAGE-BACKED SECURITIES — 11.1%

Agency Mortgage-Backed Obligations — 3.7%
FHLMC
6.000%, 09/01/2026	139	152

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FNMA
6.500%, 09/01/2026	$107	$119
6.000%, 11/01/2026 to 04/01/2040	853	934
5.000%, 02/01/2023 to 03/01/2025	259	278
FNMA TBA
3.000%, 10/15/2027	3,100	3,209
2.500%, 10/15/2027	1,000	1,006
NCUA Guaranteed Notes, Ser 2010-R1, Cl 1A
0.632%, 10/07/2020 (E)	444	446
NCUA Guaranteed Notes, Ser 2011-R1, Cl 1A
0.632%, 01/08/2020 (E)	569	567
NCUA Guaranteed Notes, Ser 2011-R3, Cl 1A
0.582%, 03/11/2020 (E)	199	200
NCUA Guaranteed Notes, Ser 2011-R4, Cl 1A
0.562%, 03/06/2020 (E)	198	199
NCUA Guaranteed Notes, Ser 2011-R6, Cl 1A
0.562%, 05/07/2020 (E)	132	132

		7,242

Non-Agency Mortgage-Backed Obligations — 7.4%
Banc of America Mortgage Securities, Ser 2004-J, Cl 2A1
3.104%, 11/25/2034 (E)	132	131
Banc of America Mortgage Securities, Ser 2005-C, Cl 2A2
2.867%, 04/25/2035 (E)	413	354
Banc of America Mortgage Securities, Ser 2005-I, Cl 2A1
3.022%, 10/25/2035 (E)	277	250
Bear Stearns Commercial Mortgage Securities, Ser 2005-PW10, Cl A4
5.405%, 12/11/2040 (E)	475	507
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl A1
0.685%, 09/10/2045	384	382
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
2.686%, 09/25/2034 (E)	95	94
COMM Mortgage Trust, Ser 2013-CR9, Cl A1
1.344%, 07/10/2045	255	255
COMM Mortgage Trust, Ser 2013-CR10
1.278%, 08/10/2046	306	306
Commercial Mortgage Pass-Through Certificates, Ser 2010-C1, Cl A1
3.156%, 07/10/2046 (C)	472	488
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR1, Cl A1
1.116%, 05/15/2045	566	567

SEI Institutional Managed Trust / Annual Report / September 30, 2013	75

SCHEDULE OF INVESTMENTS

Enhanced Income Fund (Continued)

September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A1
0.666%, 11/15/2045	$239	$237
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR4, Cl A1
0.704%, 10/15/2045	367	363
Commercial Mortgage Pass-Through Certificates, Ser CR2, Cl A1
0.824%, 08/15/2045	281	279
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A1
3.742%, 11/10/2046 (C)	464	488
Greenwich Capital Commercial Funding, Ser 2006-FL4A, Cl C
0.412%, 11/15/2021 (C) (E)	810	794
GS Mortgage Securities Trust, Ser GC13, CI A1
1.206%, 07/10/2046	190	190
GS Mortgage Securities II, Ser 2010-C2, Cl A1
3.849%, 12/10/2043 (C)	465	493
GS Mortgage Securities II, Ser 2012-GCJ9, Cl A1
0.662%, 11/10/2045	262	261
Impac CMB Trust, Ser 2005-1, Cl 1A1
0.699%, 04/25/2035 (E)	249	239
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-C1, Cl A1
3.853%, 06/15/2043 (C)	488	508
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C4, Cl A1
1.525%, 07/15/2046 (C)	64	64
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-LC9, Cl A1
0.670%, 12/15/2047	135	134
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-C13, Cl A1
1.303%, 01/15/2046	341	342
JPMorgan Chase Commercial Mortgage Securities, Ser C8, Cl A1
0.705%, 10/15/2045	137	136
JPMorgan Mortgage Trust, Ser 2006-A6, Cl 4A1
2.691%, 10/25/2036 (E)	526	451
Merrill Lynch Mortgage Investors, Ser 2005-A1, Cl 1A
2.862%, 12/25/2034 (E)	187	188
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl A1
0.664%, 11/15/2045	154	153

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Morgan Stanley Capital I Trust, Ser 2004-IQ8, Cl A5
5.110%, 06/15/2040 (E)	$389	$397
Morgan Stanley, Ser 12, Cl AXA
1.000%, 03/27/2051 (C)	438	434
MortgageIT Trust, Ser 2005-5, Cl A1
0.439%, 12/25/2035 (E)	780	691
Sequoia Mortgage Trust, Ser 2004-10, Cl A2
0.500%, 11/20/2034 (E)	184	182
Sequoia Mortgage Trust, Ser 2004-11, Cl A1
0.480%, 12/20/2034 (E)	152	146
Sequoia Mortgage Trust, Ser 2005-2, Cl A1
0.400%, 03/20/2035 (E)	88	78
Springleaf Mortgage Loan Trust, Ser 2013-1A, Cl A
1.270%, 06/25/2058 (C) (E)	350	343
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A1
0.726%, 08/10/2049	433	430
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C18, Cl A4
4.935%, 04/15/2042	295	308
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C21, Cl A4
5.414%, 10/15/2044 (E)	280	297
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C22, Cl A4
5.465%, 12/15/2044 (E)	300	321
Washington Mutual Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
2.486%, 03/25/2036 (E)	339	296
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl A1
0.687%, 10/15/2045	443	440
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
2.625%, 01/25/2035 (E)	294	295
WF-RBS Commercial Mortgage Trust, Ser 2011-C3, Cl A1
1.988%, 03/15/2044 (C)	205	208
WF-RBS Commercial Mortgage Trust, Ser 2011-C6, Cl A1
1.081%, 04/15/2045	249	250
WF-RBS Commercial Mortgage Trust, Ser 2013-C15
1.264%, 08/15/2046	381	380

76	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)
WF-RBS Commercial Mortgage Trust, Ser C9, Cl A1
0.673%, 11/15/2045	$446	$441

		14,591

Total Mortgage-Backed Securities
(Cost $21,565) ($ Thousands)		21,833

MUNICIPAL BONDS — 1.6%
Florida, Hurricane Catastrophe Fund, Ser A, RB
1.298%, 07/01/2016	570	568
Grand Parkway Transportation, Ser D
1.000%, 10/01/2017 (E)	350	350
New Jersey State, Economic Development Authority, Ser 00, RB
1.059%, 03/01/2016	455	452
New Jersey State, Turnpike Authority, Ser B, RB, AMBAC
4.252%, 01/01/2016	375	388
North Carolina, Eastern Municipal Power Agency, Ser C, RB
4.430%, 01/01/2014	350	353
Regional Transportation Authority, Ser A, RB
1.064%, 06/01/2014	230	230
1.044%, 04/01/2014	220	221
State of Illinois, GO
4.071%, 01/01/2014	510	514

Total Municipal Bonds
(Cost $3,077) ($ Thousands)		3,076

COMMON STOCK — 0.0%
JHT Holding*	4,002	—

Total Common Stock
(Cost $–) ($ Thousands)		—

CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% † **	2,022,260	2,022

Total Cash Equivalent
(Cost $2,022) ($ Thousands)		2,022

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

REPURCHASE AGREEMENT (F) — 0.5%
0.060% Goldman Sachs dated 09/30/13, to be repurchased on 10/01/13, repurchase price $1,000,002 (collateralized by various FNMA obligations, par value $739,449-$911,638 4.000%-4.500%, 10/01/26-05/01/43, with total market value of $1,020,000)	$1,000	$1,000

Total Repurchase Agreement
(Cost $1,000) ($ Thousands)		1,000

Total Investments — 103.7%
(Cost $205,631) ($ Thousands)		$202,471

A list of the open futures contracts held by the Fund at September 30, 2013, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($Thousands)
U.S. 10-Year Treasury Note	(50)	Dec-2013	$(111)
U.S. 2-Year Treasury Note	(24)	Dec-2013	(13)
U.S. 5-Year Treasury Note	1	Dec-2013	1

			$(123)

For the year ended September 30, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the year.

Percentages are based on a Net Assets of $195,189 ($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of September 30, 2013.

†	Investment in Affiliated Security (See Note 6).

‡	Real Estate Investment Trust.

(A)	Unsettled bank loan. Interest rate not available.

(B)	Securities considered illiquid and restricted. The total value of such securities as of September 30, 2013 was $17 ($ Thousands) and represented 0.01% of Net Assets.

(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of September 30, 2013 was $17 and represented 0.01% of Net Assets.

(E)	Variable Rate Security—The rate reported on the Schedule of Investments is the rate in effect as of September 30, 2013. The date reported on the Schedule of Investments is the next reset date.

(F)	Tri-Party Repurchase Agreement

(G)	Security in default on interest payments.

(H)	Unfunded bank loan.

AMBAC — American Municipal Bond Assurance Corporation

Cl — Class

CDO — Collateralized Debt Obligation

CLO — Collateralized Loan Obligation

SEI Institutional Managed Trust / Annual Report / September 30, 2013	77

SCHEDULE OF INVESTMENTS

Enhanced Income Fund (Concluded)

September 30, 2013

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GO — General Obligation

L.P. — Limited Partnership

Ltd. — Limited

LLC — Limited Liability Company

MTN — Medium Term Note

NCUA — National Credit Union Administration

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

TBA — To Be Announced

The following is a list of the level of inputs used as of September 30, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Obligations	$—	$59,287	$—	$59,287
Asset-Backed Securities	—	54,884	—	54,884
Mortgage-Backed Securities	—	21,833	—	21,833
Common Stock	—	—	—	—
Loan Participations	—	60,352	17	60,369
Municipal Bonds	—	3,076	—	3,076
Cash Equivalent	2,022	—	—	2,022
Repurchase Agreement	—	1,000	—	1,000

Total Investments in Securities	$2,022	$200,432	$17	$202,471

Other Financial Instruments	Level 1	Level 2	Level 3 (1)	Total
Futures Contracts*	$—	$—	$—	$—
Unrealized Appreciation	1	—	—	1
Unrealized Depreciation	(124)	—	—	(124)

Total Other Financial Instruments	$(123)	$—	$—	$(123)

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets.

*	Futures contracts are valued at unrealized appreciation (depreciation) on the instrument.

For the year ended September 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended September 30, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $O or have been rounded to $O.

The accompanying notes are an integral part of the financial statements.

78	SEI Institutional Managed Trust / Annual Report / September 30, 2013

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund

September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 40.5%

Agency Mortgage-Backed Obligations — 32.9%
FHLMC
7.500%, 11/01/2029 to 09/01/2032	$770	$925
7.000%, 06/01/2015 to 03/01/2039	855	930
6.500%, 06/01/2017 to 09/01/2039	1,286	1,386
6.000%, 03/01/2020 to 07/01/2037	4,253	4,654
5.500%, 03/01/2014 to 01/01/2039	12,477	13,530
5.000%, 10/01/2018 to 04/01/2042	24,272	26,373
4.500%, 07/01/2026 to 11/01/2042	2,564	2,733
4.000%, 04/01/2019 to 07/01/2043	19,932	20,912
3.500%, 12/01/2025 to 08/01/2043	20,080	20,586
3.165%, 02/01/2042	1,050	1,072
3.000%, 07/01/2032 to 06/01/2043	3,510	3,410
2.856%, 05/01/2042	718	721
2.673%, 07/01/2042	1,082	1,080
2.642%, 09/01/2042	1,863	1,856
2.500%, 11/01/2027 to 05/01/2028	7,691	7,748
1.250%, 10/02/2019	300	287
0.100%, 12/18/2013 (B)	300	300
FHLMC ARM
2.240%, 07/01/2043	3,844	3,860

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FHLMC CMO, Ser 1988-1, Cl Z
9.300%, 04/15/2019	$35	$38
FHLMC CMO, Ser 1997-1983, Cl Z
6.500%, 12/15/2023	864	969
FHLMC CMO, Ser 2001-2277, Cl B
7.500%, 01/15/2031	213	246
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	1,276	1,452
FHLMC CMO, Ser 2002-48, Cl 1A
5.931%, 07/25/2033 (C)	16	19
FHLMC CMO, Ser 2003-57, Cl 1A2
7.000%, 07/25/2043	214	254
FHLMC CMO, Ser 2003-57, Cl 1A3
7.500%, 07/25/2043	171	199
FHLMC CMO, Ser 2004-59, Cl 1A3
7.500%, 10/25/2043	237	287
FHLMC CMO, Ser 2004-60, Cl 1A3
7.500%, 03/25/2044	250	301
FHLMC CMO, Ser 2005-2945, Cl SA
11.966%, 03/15/2020 (C)	944	1,097
FHLMC CMO, Ser 2005-2980, Cl QA
6.000%, 05/15/2035	770	858
FHLMC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	2,727	3,006
FHLMC CMO, Ser 2007-3294, Cl CB
5.500%, 03/15/2037	1,151	1,261
FHLMC CMO, Ser 2008-3451, Cl SB, IO
5.846%, 05/15/2038 (C)	300	32
FHLMC CMO, Ser 2009-3529, Cl AG
6.500%, 04/15/2039	949	1,045
FHLMC CMO, Ser 2010-3621, Cl SB, IO
6.048%, 01/15/2040 (C)	202	25
FHLMC CMO, Ser 2010-3622, Cl WA
5.500%, 09/15/2039	959	1,075
FHLMC CMO, Ser 2010-3664, Cl DA
4.000%, 11/15/2037	426	460
FHLMC CMO, Ser 2011-3876, Cl NB
5.000%, 08/15/2038	752	816
FHLMC CMO, Ser 2011-3947, Cl SG, IO
5.768%, 10/15/2041 (C)	1,237	235
FHLMC CMO, Ser 2012-3997, Cl SK, IO
6.418%, 11/15/2041 (C)	1,034	187

SEI Institutional Managed Trust / Annual Report / September 30, 2013	79

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FHLMC CMO, Ser 2012-4054, Cl SA, IO
5.866%, 08/15/2039 (C)	$2,294	$345
FHLMC CMO, Ser 2012-4057, Cl BS, IO
5.868%, 09/15/2039 (C)	722	133
FHLMC CMO, Ser 2012-4057, Cl SA, IO
5.868%, 04/15/2039 (C)	1,545	287
FHLMC CMO, Ser 2012-4063, Cl S, IO
5.768%, 06/15/2042 (C)	178	45
FHLMC CMO, Ser 2012-4068, Cl DS, IO
5.818%, 06/15/2042 (C)	560	117
FHLMC CMO, Ser 2012-4073, Cl SB, IO
5.786%, 07/15/2042 (C)	2,025	419
FHLMC CMO, Ser 2012-4076, Cl SW, IO
5.868%, 07/15/2042 (C)	93	20
FHLMC CMO, Ser 2012-4092, Cl AI, IO
3.000%, 09/15/2031	1,293	179
FHLMC CMO, Ser 2012-4097, Cl ES, IO
5.918%, 08/15/2042 (C)	914	225
FHLMC CMO, Ser 2012-4097, Cl ST, IO
5.868%, 08/15/2042 (C)	183	39
FHLMC CMO, Ser 2012-4102, Cl MS, IO
6.418%, 09/15/2042 (C)	1,027	235
FHLMC CMO, Ser 2012-4116, Cl AS, IO
5.968%, 10/15/2042 (C)	557	117
FHLMC CMO, Ser 2012-4116, Cl LS, IO
6.018%, 10/15/2042 (C)	634	139
FHLMC CMO, Ser 2012-4120, Cl SV, IO
5.968%, 10/15/2042 (C)	567	122
FHLMC CMO, Ser 2012-4136, Cl SE, IO
5.968%, 11/15/2042 (C)	187	41
FHLMC CMO, Ser 2012-4136, Cl SG, IO
5.968%, 11/15/2042 (C)	766	175
FHLMC CMO, Ser 2012-4136, Cl SJ, IO
5.968%, 11/15/2042 (C)	190	44
FHLMC CMO, Ser 2012-4136, Cl SQ, IO
5.968%, 11/15/2042 (C)	285	69

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FHLMC CMO, Ser 2012-4147, Cl CS, IO
5.918%, 12/15/2042 (C)	$483	$121
FHLMC CMO, Ser 2013-4150, Cl SP, IO
5.968%, 01/15/2043 (C)	844	168
FHLMC CMO, Ser 2013-4174, Cl SA, IO
6.016%, 05/15/2039 (C)	1,751	372
FHLMC CMO, Ser 2013-4199, Cl CS, IO
5.968%, 05/15/2043 (C)	984	233
FHLMC CMO, Ser 2013-4199, Cl SB, IO
6.018%, 05/15/2040 (C)	685	144
FHLMC CMO, Ser 2013-4203, Cl PS, IO
6.058%, 09/15/2042 (C)	587	118
FHLMC Multifamily Structured Pass-Through Certificates, Ser 2009-K003, Cl AAB
4.768%, 05/25/2018	857	929
FHLMC Multifamily Structured Pass-Through Certificates, Ser 2012-K020, Cl A2
2.373%, 05/25/2022	3,540	3,335
FHLMC Multifamily Structured Pass-Through Certificates, Ser K006, Cl AX1, IO
1.208%, 01/25/2020 (C)	2,661	139
FHLMC Multifamily Structured Pass-Through Certificates, Ser K007, Cl X1, IO
1.392%, 04/25/2020 (C)	8,592	509
FHLMC Multifamily Structured Pass-Through Certificates, Ser K008, Cl X1, IO
1.825%, 06/25/2020 (C)	8,947	747
FHLMC Multifamily Structured Pass-Through Certificates, Ser K009, Cl X1, IO
1.664%, 08/25/2020 (C)	3,058	231
FHLMC Multifamily Structured Pass-Through Certificates, Ser K015, Cl X1, IO
1.837%, 07/25/2021 (C)	3,152	320
FHLMC Multifamily Structured Pass-Through Certificates, Ser K016, Cl X1, IO
1.735%, 10/25/2021 (C)	1,268	125
FHLMC Multifamily Structured Pass-Through Certificates, Ser K017, Cl X1, IO
1.597%, 12/25/2021 (C)	1,625	146

80	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FHLMC Multifamily Structured Pass-Through Certificates, Ser K024, Cl X1, IO
1.025%, 09/25/2022 (C)	$1,315	$81
FHLMC Multifamily Structured Pass-Through Certificates, Ser K702, Cl X1, IO
1.713%, 02/25/2018 (C)	10,090	587
FHLMC Multifamily Structured Pass-Through Certificates, Ser K703, Cl X1, IO
2.251%, 05/25/2018 (C)	5,720	469
FNMA
7.000%, 09/01/2026 to 02/01/2039	2,806	3,182
6.500%, 05/01/2017 to 10/01/2036	795	864
6.000%, 10/01/2019 to 07/01/2037	12,850	14,139
5.500%, 06/01/2014 to 04/01/2040	12,978	14,181
5.000%, 01/01/2020 to 05/01/2042	42,568	46,451
4.500%, 04/01/2025 to 12/01/2042	19,636	21,107
4.338%, 11/01/2021	2,972	3,245
4.303%, 07/01/2021	2,904	3,151
4.000%, 08/01/2020 to 08/01/2043	28,559	30,048
3.762%, 12/01/2020	3,107	3,313
3.665%, 10/01/2020	1,849	1,953
3.632%, 12/01/2020	2,116	2,236
3.500%, 07/01/2032 to 05/01/2043	33,260	33,843
3.027%, 03/01/2042	434	441
3.000%, 02/01/2033 to 06/01/2043	28,864	28,357
2.661%, 07/01/2042	1,221	1,218
2.629%, 09/01/2043	552	547
2.516%, 09/01/2043	1,105	1,115
2.500%, 10/01/2042	1,048	975
2.460%, 04/01/2023	3,393	3,210
2.374%, 02/01/2043	282	284
2.306%, 09/01/2043	1,326	1,328
2.115%, 02/01/2043	297	298
2.042%, 06/01/2043	384	380
2.019%, 05/01/2043	619	613
2.007%, 01/01/2043	250	248
1.710%, 08/01/2043	235	230
FNMA ARM
2.458%, 08/01/2043	174	170
2.155%, 10/01/2035 (C)	3,119	3,283
2.140%, 11/01/2035 (C)	369	388
2.136%, 11/01/2035 (C)	522	549

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
2.131%, 11/01/2035 (C)	$510	$536
2.130%, 11/01/2035 (C)	411	434
2.113%, 11/01/2035 (C)	1,725	1,809
2.090%, 11/01/2035 (C)	419	441
2.066%, 10/01/2035 (C)	280	294
2.052%, 10/01/2035 (C)	2,295	2,408
2.036%, 07/01/2043	297	282
2.031%, 07/01/2043	668	636
FNMA CMO STRIPS, Ser 2005-360, Cl 2, IO
5.000%, 08/01/2035	4,391	773
FNMA CMO STRIPS, Ser 2012-409, Cl C2, IO
3.000%, 04/25/2027	1,487	175
FNMA CMO STRIPS, Ser 2012-409, Cl C13, IO
3.500%, 11/25/2041	922	103
FNMA CMO STRIPS, Ser 2012-409, Cl C22, IO
4.500%, 11/25/2039	1,531	181
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	656	720
FNMA CMO, Ser 2002-33, Cl A2
7.500%, 06/25/2032	185	220
FNMA CMO, Ser 2002-95, Cl DB
6.000%, 01/25/2033	740	841
FNMA CMO, Ser 2005-117, Cl LC
5.500%, 11/25/2035	1,887	2,061
FNMA CMO, Ser 2005-5, Cl PA
5.000%, 01/25/2035	246	267
FNMA CMO, Ser 2006-112, Cl ST, IO
6.507%, 11/25/2036 (C)	4,096	620
FNMA CMO, Ser 2006-56, Cl CA
6.000%, 07/25/2036	140	156
FNMA CMO, Ser 2008-22, Cl SI, IO
6.246%, 03/25/2037 (C)	6,725	796
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037	4,350	4,213
FNMA CMO, Ser 2010-142, Cl SM, IO
6.351%, 12/25/2040 (C)	331	37
FNMA CMO, Ser 2010-150, Cl SK, IO
6.291%, 01/25/2041 (C)	1,096	155
FNMA CMO, Ser 2010-150, Cl SN, IO
6.291%, 01/25/2041 (C)	1,233	172
FNMA CMO, Ser 2011-117, Cl LS, IO
6.421%, 10/25/2040 (C)	2,076	474
FNMA CMO, Ser 2011-58, Cl AT
4.000%, 07/25/2041	887	932

SEI Institutional Managed Trust / Annual Report / September 30, 2013	81

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FNMA CMO, Ser 2011-59, Cl NZ
5.500%, 07/25/2041	$1,906	$2,132
FNMA CMO, Ser 2011-59, Cl SW, IO
6.461%, 07/25/2041 (C)	2,175	369
FNMA CMO, Ser 2011-63, Cl SW, IO
6.501%, 07/25/2041 (C)	977	127
FNMA CMO, Ser 2011-87, Cl SJ, IO
5.771%, 09/25/2041 (C)	2,260	302
FNMA CMO, Ser 2011-90, Cl QI, IO
5.000%, 05/25/2034	1,788	249
FNMA CMO, Ser 2011-96, Cl SA, IO
6.371%, 10/25/2041 (C)	3,444	499
FNMA CMO, Ser 2012-111, Cl JS, IO
5.921%, 07/25/2040 (C)	951	202
FNMA CMO, Ser 2012-111, Cl SB, IO
6.421%, 10/25/2042 (C)	757	186
FNMA CMO, Ser 2012-128, Cl SL, IO
5.971%, 11/25/2042 (C)	384	96
FNMA CMO, Ser 2012-128, Cl SQ, IO
5.971%, 11/25/2042 (C)	569	131
FNMA CMO, Ser 2012-130, Cl DC
3.000%, 12/25/2042	5,591	5,352
FNMA CMO, Ser 2012-133, Cl CS, IO
5.971%, 12/25/2042 (C)	375	87
FNMA CMO, Ser 2012-133, Cl GS, IO
5.971%, 12/25/2042 (C)	568	120
FNMA CMO, Ser 2012-133, CL JP
2.500%, 07/25/2042	1,488	1,454
FNMA CMO, Ser 2012-133, Cl SA, IO
5.971%, 12/25/2042 (C)	193	47
FNMA CMO, Ser 2012-134, Cl LC
3.000%, 12/25/2042	509	502
FNMA CMO, Ser 2012-134, Cl SC, IO
5.971%, 12/25/2042 (C)	752	160
FNMA CMO, Ser 2012-134, Cl SK, IO
5.971%, 12/25/2042 (C)	381	86
FNMA CMO, Ser 2012-139, Cl NS, IO
6.516%, 12/25/2042 (C)	1,096	269

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FNMA CMO, Ser 2012-17, Cl WS, IO
6.371%, 07/25/2039 (C)	$567	$117
FNMA CMO, Ser 2012-28, Cl B
6.500%, 06/25/2039	301	336
FNMA CMO, Ser 2012-35, Cl SQ, IO
6.421%, 04/25/2042 (C)	393	66
FNMA CMO, Ser 2012-46, Cl BA
6.000%, 05/25/2042	1,384	1,528
FNMA CMO, Ser 2012-63, Cl DS, IO
6.371%, 03/25/2039 (C)	1,099	225
FNMA CMO, Ser 2012-70, Cl YS, IO
6.471%, 02/25/2041 (C)	268	48
FNMA CMO, Ser 2012-74, Cl OA, PO
0.000%, 03/25/2042	87	83
FNMA CMO, Ser 2012-74, Cl SA, IO
6.471%, 03/25/2042 (C)	1,136	196
FNMA CMO, Ser 2012-75, Cl AO, PO
0.000%, 03/25/2042	175	166
FNMA CMO, Ser 2012-93, Cl SG, IO
5.921%, 09/25/2042 (C)	460	94
FNMA CMO, Ser 2012-93, Cl SM, IO
5.907%, 09/25/2042 (C)	467	101
FNMA CMO, Ser 2012-98, Cl SA, IO
5.871%, 05/25/2039 (C)	557	102
FNMA CMO, Ser 2012-M12, Cl 1A
2.935%, 08/25/2022 (C)	4,681	4,614
FNMA CMO, Ser 2012-M15, Cl A
2.745%, 10/25/2022 (C)	3,616	3,486
FNMA CMO, Ser 2013-10, Cl JS, IO
5.966%, 02/25/2043 (C)	1,355	308
FNMA CMO, Ser 2013-10, Cl SJ, IO
5.966%, 02/25/2043 (C)	1,446	369
FNMA CMO, Ser 2013-19, Cl SK, IO
5.971%, 03/25/2043 (C)	390	97
FNMA CMO, Ser 2013-9, Cl BC
6.500%, 07/25/2042	1,462	1,645
FNMA CMO, Ser 2013-9, Cl CB
5.500%, 04/25/2042	8,100	8,932
FNMA CMO, Ser 2013-9, Cl SA, IO
5.966%, 03/25/2042 (C)	1,398	219

82	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FNMA CMO, Ser 2013-9, Cl SG, IO
6.021%, 03/25/2039 (C)	$292	$64
FNMA TBA
5.000%, 10/01/2038	600	651
4.500%, 10/15/2042	1,300	1,388
4.000%, 10/14/2039 to 10/25/2043	45,900	48,145
3.500%, 10/16/2027 to 10/25/2043	32,775	33,539
3.000%, 12/25/2026 to 10/25/2043	37,905	38,861
2.500%, 10/15/2027 to 10/25/2028	11,745	11,811
FNMA Whole Loan CMO, Ser 2003-W17, Cl 1A7
5.750%, 08/25/2033	251	276
GNMA
8.000%, 11/15/2029 to 09/15/2030	74	84
7.500%, 03/15/2029	109	131
6.500%, 04/15/2026 to 09/15/2035	4,103	4,675
6.000%, 03/15/2014 to 10/20/2040	9,651	10,769
5.000%, 07/20/2040 to 11/20/2040	2,030	2,225
4.500%, 04/20/2041	2,948	3,190
GNMA CMO, Ser 2001-56, Cl PT
6.000%, 11/20/2031	2,410	2,725
GNMA CMO, Ser 2003-79, Cl PV
5.500%, 10/20/2023	341	368
GNMA CMO, Ser 2007-17, Cl IB, IO
6.066%, 04/20/2037 (C)	1,246	226
GNMA CMO, Ser 2010-31, Cl GS, IO
6.320%, 03/20/2039 (C)	340	51
GNMA CMO, Ser 2010-4, Cl NS, IO
6.206%, 01/16/2040 (C)	11,941	1,909
GNMA CMO, Ser 2010-47, Cl XN, IO
6.366%, 04/16/2034 (C)	156	9
GNMA CMO, Ser 2010-85, Cl HS, IO
6.470%, 01/20/2040 (C)	270	47
GNMA CMO, Ser 2010-H27, Cl FA
0.575%, 12/20/2060 (C)	1,872	1,844
GNMA CMO, Ser 2010-H28, Cl FE
0.586%, 12/20/2060 (C)	1,138	1,121
GNMA CMO, Ser 2011-40, Cl SA, IO
5.946%, 02/16/2036 (C)	1,073	135
GNMA CMO, Ser 2011-H08, Cl FG
0.666%, 03/20/2061 (C)	1,162	1,150

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
GNMA CMO, Ser 2011-H09, Cl AF
0.686%, 03/20/2061 (C)	$802	$795
GNMA CMO, Ser 2012-66, Cl CI, IO
3.500%, 02/20/2038	988	149
GNMA CMO, Ser 2012-98, Cl SA, IO
5.893%, 08/16/2042 (C)	796	116
GNMA TBA
4.500%, 11/22/2033	2,600	2,788
4.000%, 10/01/2039 to 12/01/2039	18,600	19,573
3.500%, 10/15/2041 to 10/15/2041	9,300	9,560
3.000%, 10/01/2042 to 10/20/2043	14,660	14,473
NCUA Guaranteed Notes CMO, Ser 2010-C1, Cl APT
2.650%, 10/29/2020	872	900
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 1A
0.556%, 11/06/2017 (C)	1,979	1,983
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 2A
0.656%, 11/05/2020 (C)	1,512	1,518

		631,184

Non-Agency Mortgage-Backed Obligations — 7.6%
Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 3A1
2.443%, 02/25/2035 (C)	3,304	3,092
Adjustable Rate Mortgage Trust, Ser 2007-1, Cl 5A31
0.324%, 03/25/2037 (C)	3,684	2,328
American Home Mortgage Investment Trust, Ser 2005-1, Cl 6A
2.397%, 06/25/2045 (C)	2,925	2,697
American Home Mortgage Investment Trust, Ser 2005-4, Cl 5A
2.147%, 11/25/2045 (C)	2,746	2,160
Banc of America Commercial Mortgage Trust, Ser 2006-1, Cl AM
5.421%, 09/10/2045 (C)	253	271
Banc of America Commercial Mortgage Trust, Ser 2006-2, Cl AM
5.964%, 05/10/2045 (C)	80	88
Banc of America Commercial Mortgage Trust, Ser 2006-5, Cl AM
5.448%, 09/10/2047	100	106

SEI Institutional Managed Trust / Annual Report / September 30, 2013	83

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Banc of America Commercial Mortgage Trust, Ser 2006-6, Cl A4
5.356%, 10/10/2045	$714	$776
Banc of America Commercial Mortgage Trust, Ser 2007-3, Cl A3
5.857%, 06/10/2049 (C)	1,360	1,372
Banc of America Funding Trust, Ser 2003-1, Cl A1
6.000%, 05/20/2033	12	12
Banc of America Funding Trust, Ser 2006-G, Cl 2A3
0.350%, 07/20/2036 (C)	1,189	1,180
Banc of America Merrill Lynch Commercial Mortgage Trust, Ser 2004-6, Cl A3
4.512%, 12/10/2042	9	9
Banc of America Merrill Lynch Commercial Mortgage Trust, Ser 2005-2, Cl A5
4.857%, 07/10/2043 (C)	3,280	3,439
Bayview Commercial Asset Trust, Ser 2008-4, Cl A2
2.684%, 07/25/2038 (C) (D)	1,181	1,164
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 24A
5.229%, 05/25/2034 (C)	333	320
Bear Stearns ALT-A Trust, Ser 2004-12, Cl 1A3
0.879%, 01/25/2035 (C)	1,336	1,243
Bear Stearns Asset-Backed Securities I Trust, Ser 2005-AC6, Cl 1A3
5.500%, 09/25/2035 (C)	3,027	3,088
Bear Stearns Commercial Mortgage Securities Trust, Ser 2005-PWR7, Cl A2
4.945%, 02/11/2041	26	26
Bear Stearns Commercial Mortgage Securities Trust, Ser 2005-T20, Cl A4A
5.293%, 10/12/2042 (C)	3,875	4,146
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-PW16, Cl AM
5.898%, 06/11/2040 (C)	200	225
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-PW17, Cl AM
5.915%, 06/11/2050 (C)	210	237
CFCRE Commercial Mortgage Trust, Ser 2011-C1, Cl A4
4.961%, 04/15/2044 (C) (D)	729	793

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Citigroup Commercial Mortgage Trust, Ser 2005-C3, Cl A4
4.860%, 05/15/2043	$656	$684
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl AAB
2.690%, 04/10/2046	211	205
COBALT CMBS Commercial Mortgage Trust, Ser 2007-C2, Cl AMFX
5.526%, 04/15/2047 (C)	130	144
COMM Mortgage Trust, Ser 2010-C1, Cl A3
4.205%, 07/10/2046 (D)	724	768
COMM Mortgage Trust, Ser 2012-LC4, Cl A3
3.069%, 12/10/2044	315	320
COMM Mortgage Trust, Ser 2012-LC4, Cl A4
3.288%, 12/10/2044	500	495
COMM Mortgage Trust, Ser 2013-CR7, Cl ASB
2.739%, 03/10/2046	713	702
COMM Mortgage Trust, Ser 2013-CR9, Cl A1
1.344%, 07/10/2045	507	508
COMM Mortgage Trust, Ser 2013-CR9, Cl A4
4.380%, 07/10/2045 (C)	768	801
COMM Mortgage Trust, Ser 2013-CR9, Cl ASB
3.834%, 07/10/2045	673	702
Commercial Mortgage Pass-Through Certificates, Ser 2007-C2, Cl AM
5.615%, 01/15/2049 (C)	582	618
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A3
2.822%, 11/15/2045	60	57
Commercial Mortgage Pass-Through Certificates, Ser 2013-WWP, Cl A2
3.424%, 03/10/2031 (D)	230	221
Commercial Mortgage Trust, Ser 2004-GG1, Cl A7
5.317%, 06/10/2036 (C) (E)	311	314
Commercial Mortgage Trust, Ser 2005-GG3, Cl AAB
4.619%, 08/10/2042	833	842
Commercial Mortgage Trust, Ser 2005-GG5, Cl A5
5.224%, 04/10/2037 (C)	2,296	2,440
Commercial Mortgage Trust, Ser 2006-GG7, Cl AM
6.056%, 07/10/2038 (C)	400	437

84	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Commercial Mortgage Trust, Ser 2013-VN05, Cl A
3.187%, 03/13/2035	$140	$134
Commercial Mortgage Pass-Through Certificates, Ser 2006-C5, Cl A3
5.311%, 12/15/2039	2,024	2,209
Countrywide Alternative Loan Trust, Ser 2003-20CB, Cl 1A1
5.500%, 10/25/2033	740	783
Countrywide Alternative Loan Trust, Ser 2004-J1, Cl 1A1
6.000%, 02/25/2034	155	159
Countrywide Alternative Loan Trust, Ser 2005-27, Cl 3A2
1.258%, 08/25/2035 (C)	312	201
Countrywide Alternative Loan Trust, Ser 2005-59, Cl 1A1
0.522%, 11/20/2035 (C)	—	—
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-R3, Cl AF
0.579%, 09/25/2035 (C) (D)	2,282	1,988
Credit Suisse First Boston Mortgage Securities, Ser 2003-AR24, Cl 2A4
2.598%, 10/25/2033 (C)	2,088	1,964
Credit Suisse First Boston Mortgage Securities, Ser 2004-C5, Cl A4
4.829%, 11/15/2037	131	136
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl A4
4.832%, 04/15/2037	290	303
Credit Suisse First Boston Mortgage Securities, Ser 2005-C5, Cl A4
5.100%, 08/15/2038 (C)	521	551
DBRR Trust, Ser 2011-LC2, Cl A4A
4.537%, 07/12/2044 (C) (D)	1,320	1,410
DBRR Trust, Ser 2012-EZ1, Cl A
0.946%, 09/25/2045 (D)	2,091	2,090
DBRR Trust, Ser 2013-EZ2, Cl A
0.853%, 02/25/2045 (C) (D)	2,083	2,076
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A1
3.742%, 11/10/2046 (D)	357	376
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A3
5.002%, 11/10/2046 (D)	599	663
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl A4
4.537%, 07/10/2044 (D)	568	611
DBUBS Mortgage Trust, Ser 2011-LC3A, Cl XA, IO
1.584%, 08/10/2044 (C) (D)	2,860	106

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Deutsche Mortgage Securities Mortgage Loan Trust, Ser 2004-4, Cl 7AR2
0.634%, 06/20/2034 (C)	$495	$446
Developers Diversified Realty, Ser 2009-DDR1, Cl A
3.807%, 10/14/2022 (D)	728	745
Downey Savings & Loan Association Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
0.581%, 11/19/2044 (C)	1,630	1,038
Extended Stay America Trust, Ser 2013-ESH7, Cl A27
2.958%, 12/05/2031 (D)	230	225
Fund America Investors II, Ser 1993-A, Cl A2
3.470%, 06/25/2023 (C)	71	72
GE Capital Assurance, Ser 2003-1, Cl A4
5.254%, 05/12/2035 (C) (D)	1,407	1,465
GMAC Commercial Mortgage Securities, Ser 2003-C3, Cl A4
5.023%, 04/10/2040	29	29
GS Mortgage Securities II, Ser 2005-GG4, Cl A4A
4.751%, 07/10/2039	666	695
GS Mortgage Securities Trust, Ser 2011-GC5, Cl A4
3.707%, 08/10/2044	4,535	4,681
GS Mortgage Securities Trust, Ser 2011-GC5, Cl XA, IO
1.902%, 08/10/2044 (C) (D)	1,208	91
GS Mortgage Securities Trust, Ser 2013-GC13, Cl A5
4.176%, 07/10/2046 (C)	180	186
GS Mortgage Securities Trust, Ser 2013-GC14, Cl A5
4.243%, 08/10/2046	90	93
GS Mortgage Securities, Ser 2011-GC3, Cl A4
4.753%, 03/10/2044 (D)	369	404
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/2027 (C) (D)	43	44
GSR Mortgage Loan Trust, Ser 2003-13, Cl 1A1
3.020%, 10/25/2033 (C)	684	689
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 3A5
2.645%, 07/25/2035 (C)	7,000	6,406
HarborView Mortgage Loan, Ser 2004-3, Cl 1A
2.864%, 05/19/2034 (C)	3,098	3,034

SEI Institutional Managed Trust / Annual Report / September 30, 2013	85

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Impac Secured Assets Trust, Ser 2006-2, Cl 2A1
0.529%, 08/25/2036 (C)	$368	$354
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust, Ser 2010-1, Cl A1
5.314%, 01/25/2051 (D)	1,703	1,912
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C12, Cl A1
1.085%, 07/15/2045	478	476
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C14, Cl A2
3.019%, 08/15/2046	905	934
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C14, Cl ASB
3.761%, 08/15/2046 (C)	648	670
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP8, Cl AM
5.440%, 05/15/2045	343	376
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP9, Cl A2
5.134%, 05/15/2047	137	140
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB20, Cl AM
6.078%, 02/12/2051 (C)	500	563
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-CNTR, Cl A1
3.300%, 08/05/2032 (D)	301	315
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C4, Cl A4
4.388%, 07/15/2046 (D)	564	600
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-C8, Cl ASB
2.379%, 10/15/2045	451	436
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-LN2, Cl A2
5.115%, 07/15/2041	1,455	1,487
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP2, Cl A3A
4.678%, 07/15/2042	70	71
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP4, Cl A4
4.918%, 10/15/2042 (C)	1,109	1,175

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-CB14, Cl A4
5.481%, 12/12/2044 (C)	$544	$585
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-CB17, Cl A4
5.429%, 12/12/2043	1,448	1,580
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-CB18, Cl A4
5.716%, 02/15/2051	460	511
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-C2, Cl A3
4.070%, 11/15/2043 (D)	434	456
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-CNTR, Cl A2
4.311%, 08/05/2032 (D)	494	520
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-C13, Cl A1
1.303%, 01/15/2046	216	216
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-C13, Cl A2
2.665%, 01/15/2046	777	794
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-C13, Cl ASB
3.414%, 01/15/2046	169	171
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-LC11, Cl ASB
2.554%, 04/15/2046	813	784
LB Commercial Conduit Mortgage Trust, Ser 2007-C3, Cl A3
6.071%, 07/15/2044 (C)	303	309
LB Commercial Mortgage Trust, Ser 2007-C3, Cl AM
6.081%, 06/15/2017 (C)	170	189
LB-UBS Commercial Mortgage Trust, Ser 2004-C7, Cl A5
4.628%, 10/15/2029	24	25
LB-UBS Commercial Mortgage Trust, Ser 2004-C8, Cl A6
4.799%, 12/15/2029 (C)	106	109
LB-UBS Commercial Mortgage Trust, Ser 2007-C7, Cl AM
6.425%, 09/15/2045 (C)	200	226
MASTR Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/2034 (D)	2,360	2,428

86	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Merrill Lynch Commercial Mortgage Ser 2006-4, Cl AM
5.204%, 12/12/2049 (C)	$150	$163
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 4A
5.103%, 02/25/2034 (C)	943	952
Merrill Lynch Mortgage Investors Trust, Ser 2004-B, Cl A3
2.078%, 05/25/2029 (C)	670	673
Merrill Lynch Mortgage Trust, Ser 2005-CIP1, Cl A3A
4.949%, 07/12/2038 (C)	371	382
Merrill Lynch Mortgage Trust, Ser 2007-C1, Cl A4
6.045%, 06/12/2050 (C)	100	112
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C5, Cl A3
2.825%, 08/15/2045	460	455
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C5, Cl XA, IO
2.052%, 08/15/2045 (C) (D)	2,141	211
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl A3
2.506%, 11/15/2045	1,191	1,156
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A1
1.394%, 07/15/2046	983	986
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl ASB
3.912%, 07/15/2046 (C)	130	136
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C11, Cl A2
3.085%, 08/15/2046	1,308	1,358
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl A4
2.943%, 02/15/2046	270	255
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl AAB
2.469%, 02/15/2046	394	379
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl AS
3.446%, 02/15/2046	293	275
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C9, Cl AS
3.456%, 05/15/2046	250	238

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Morgan Stanley Capital I Trust, Ser 2011-C2, Cl A4
4.661%, 06/15/2044 (D)	$395	$430
Morgan Stanley Capital I, Ser 2003-IQ6, Cl A4
4.970%, 12/15/2041	112	112
Morgan Stanley Capital I, Ser 2004-HQ4, Cl A7
4.970%, 04/14/2040	435	445
Morgan Stanley Capital I, Ser 2005-HQ5, Cl AAB
5.037%, 01/14/2042	31	31
Morgan Stanley Capital I, Ser 2005-HQ7, Cl AAB
5.355%, 11/14/2042 (C)	19	19
Morgan Stanley Capital I, Ser 2005-T19, Cl A4A
4.890%, 06/12/2047	3,230	3,413
Morgan Stanley Capital I, Ser 2007-IQ14, Cl A4
5.692%, 04/15/2049 (C)	1,600	1,778
Morgan Stanley Capital I, Ser 2011-C3, Cl A2
3.224%, 07/15/2049	765	800
Morgan Stanley Capital I, Ser 2011-C3, Cl A4
4.118%, 07/15/2049	450	472
Morgan Stanley Mortgage Loan Trust, Ser 2007-6XS, Cl 2A1S
0.289%, 02/25/2047 (C)	67	59
Motel 6 Trust, Ser 2012-MTL6, Cl A2
1.948%, 10/05/2025 (D)	1,105	1,084
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A8
6.500%, 11/25/2031	232	239
Residential Asset Securitization Trust, Ser 2004-A6, Cl A1
5.000%, 08/25/2019	225	231
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.646%, 12/25/2034 (C)	656	657
Sequoia Mortgage Trust, Ser 2010-H1, Cl A1
3.750%, 02/25/2040 (C)	32	31
Sequoia Mortgage Trust, Ser 2011-1, Cl A1
4.125%, 02/25/2041 (C)	44	44
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-10, Cl 2A
2.426%, 08/25/2034 (C)	1,267	1,214

SEI Institutional Managed Trust / Annual Report / September 30, 2013	87

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Structured Adjustable Rate Mortgage Loan Trust, Ser 2007-7, Cl 2AS2
2.825%, 08/25/2015 (C)	$5,367	$4,050
Structured Asset Securities, Ser 2005-17, Cl 5A1
5.500%, 10/25/2035	1,835	1,711
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A3
2.728%, 08/10/2049	555	547
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl AS
3.317%, 12/10/2045 (D)	250	235
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C6, Cl ASB
2.788%, 04/10/2046	1,051	1,031
VNO Mortgage Trust, Ser 2012-6AVE, Cl A
2.996%, 11/15/2030 (D)	110	104
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C30, Cl AM
5.383%, 12/15/2043	260	277
Wachovia Commercial Mortgage Securities Pass-Through Certificates, Ser 2003-C9, Cl A4
5.012%, 12/15/2035 (C)	282	283
WaMu Mortgage Pass-Through Certificates Trust, Ser 2005-AR13, Cl A1A1
0.469%, 10/25/2047 (C)	2,779	2,539
WaMu Mortgage Pass-Through Certificates Trust, Ser 2005-AR5, Cl A6
2.413%, 05/25/2035 (C)	9,220	8,643
WaMu Mortgage Pass-Through Certificates Trust, Ser 2006-AR13, Cl 1A
1.039%, 10/25/2046 (C)	2,726	2,133
WaMu Mortgage Pass-Through Certificates Trust, Ser 2007-OA1, Cl A1A
0.859%, 02/25/2047 (C)	4,121	3,240
WaMu Mortgage Pass-Through Certificates Trust, Ser 2007-OA2, Cl 1A
0.859%, 03/25/2047 (C)	1,576	1,182
Washington Mutual MSC Mortgage Pass-Through Certificates, Ser 2003-MS1, Cl 1A
5.000%, 02/25/2018	177	179

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Wells Fargo Commercial Mortgage Trust, Ser 2013-LC12, Cl A4
4.218%, 07/15/2046 (C)	$130	$135
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-H, Cl 1A1
2.617%, 06/25/2034 (C)	1,426	1,446
WFRBS Commercial Mortgage Trust, Ser 2011-C2, Cl XA, IO
1.312%, 02/15/2044 (C) (D)	3,507	144
WFRBS Commercial Mortgage Trust, Ser 2011-C5, Cl A4
3.667%, 11/15/2044	3,125	3,178
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.752%, 06/15/2045 (C) (D)	331	33
WFRBS Commercial Mortgage Trust, Ser 2012-C8, Cl A3
3.001%, 08/15/2045	1,685	1,612

		145,037

Total Mortgage-Backed Securities (Cost $776,694) ($ Thousands)		776,221

CORPORATE OBLIGATIONS — 29.7%

Consumer Discretionary — 1.8%
CCO Holdings LLC
6.625%, 01/31/2022	480	487
5.250%, 09/30/2022 (E)	700	647
CityCenter Holdings LLC
7.625%, 01/15/2016	160	168
Comcast
6.500%, 01/15/2015	885	951
6.500%, 01/15/2017	2,385	2,769
5.300%, 01/15/2014	2,340	2,373
Comcast Cable Communications Holdings
9.455%, 11/15/2022	1,220	1,720
Daimler Finance North America LLC
6.500%, 11/15/2013	1,320	1,329
2.375%, 08/01/2018 (D)	1,460	1,462
1.875%, 09/15/2014 (D)	670	677
1.875%, 01/11/2018 (D)	502	497
1.450%, 08/01/2016 (D)	1,015	1,018
1.300%, 07/31/2015 (D)	150	151
DIRECTV Holdings LLC
6.000%, 08/15/2040	950	901
3.800%, 03/15/2022 (E)	215	201
DISH DBS
7.875%, 09/01/2019 (E)	690	787
Echostar DBS
7.750%, 05/31/2015	30	33

88	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
ERAC USA Finance LLC (D)
5.625%, 03/15/2042	$399	$405
3.300%, 10/15/2022	183	174
General Motors (D)
6.250%, 10/02/2043	200	197
4.875%, 10/02/2023	200	195
3.500%, 10/02/2018	1,005	1,004
Hilton Worldwide Finance LLC
5.625%, 10/15/2021 (D)	920	925
Home Depot
3.750%, 02/15/2024	855	866
LVMH Moet Hennessy Louis Vuitton
1.625%, 06/29/2017 (D)	864	862
Michaels Stores
7.750%, 11/01/2018	190	204
NBCUniversal Enterprise
1.974%, 04/15/2019 (D)	575	560
NBCUniversal Media LLC
4.450%, 01/15/2043	132	122
News America
6.650%, 11/15/2037	180	205
6.200%, 12/15/2034	65	70
6.150%, 03/01/2037	875	952
Pearson Funding Four PLC
3.750%, 05/08/2022 (D)	326	315
Reynolds Group Issuer
7.125%, 04/15/2019	1,290	1,371
6.875%, 02/15/2021	180	192
Taylor Morrison Communities (D)
7.750%, 04/15/2020	160	175
5.250%, 04/15/2021	420	392
Time Warner
7.700%, 05/01/2032	90	113
6.250%, 03/29/2041	525	577
4.750%, 03/29/2021	730	782
Time Warner Cable
8.250%, 04/01/2019 (E)	2,265	2,622
6.550%, 05/01/2037	1,645	1,514
5.875%, 11/15/2040	310	264
5.500%, 09/01/2041	325	266
United Business Media
5.750%, 11/03/2020 (D)	550	562
Univision Communications
5.125%, 05/15/2023 (D) (E)	310	297
Viacom
5.850%, 09/01/2043	580	590
4.250%, 09/01/2023	1,375	1,368
2.500%, 09/01/2018	290	289
WPP Finance UK
8.000%, 09/15/2014	240	256

		34,857

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Consumer Staples — 1.6%
Altria Group
9.250%, 08/06/2019	$1,250	$1,651
4.750%, 05/05/2021	720	764
2.850%, 08/09/2022	830	760
Anheuser-Busch InBev Worldwide
7.750%, 01/15/2019	2,925	3,681
5.375%, 01/15/2020	1,360	1,563
5.000%, 04/15/2020	560	633
2.500%, 07/15/2022	330	305
Anheuser-Busch LLC
5.050%, 10/15/2016	940	1,048
ConAgra Foods
1.900%, 01/25/2018	480	474
1.300%, 01/25/2016	400	400
Diageo Capital PLC
4.828%, 07/15/2020	1,580	1,771
1.125%, 04/29/2018	2,215	2,139
Diageo Investment
2.875%, 05/11/2022	190	183
Fomento Economico Mexicano
4.375%, 05/10/2043	220	181
2.875%, 05/10/2023	210	187
Hawk Acquisition Sub
4.250%, 10/15/2020 (D)	440	420
Heineken
1.400%, 10/01/2017 (D)	655	644
Japan Tobacco
2.100%, 07/23/2018 (D)	380	380
Kraft Foods Group
6.500%, 02/09/2040	390	458
5.375%, 02/10/2020	455	518
3.500%, 06/06/2022	1,895	1,872
Kroger
5.150%, 08/01/2043	155	151
3.850%, 08/01/2023	210	207
Lorillard Tobacco
8.125%, 06/23/2019	20	24
Molson Coors Brewing
3.500%, 05/01/2022	100	99
Mondelez International
6.500%, 02/09/2040	655	769
5.375%, 02/10/2020 (E)	925	1,044
PepsiCo
2.750%, 03/05/2022	735	700
2.250%, 01/07/2019	885	887
0.700%, 08/13/2015	1,090	1,092
Pernod-Ricard (D)
5.750%, 04/07/2021	454	506
4.450%, 01/15/2022	1,050	1,078
4.250%, 07/15/2022	260	263
2.950%, 01/15/2017	360	373
Philip Morris International
4.500%, 03/20/2042 (E)	530	496

SEI Institutional Managed Trust / Annual Report / September 30, 2013	89

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
2.900%, 11/15/2021	$1,030	$998
2.500%, 08/22/2022	460	423
Reynolds American
6.750%, 06/15/2017	1,260	1,456
3.250%, 11/01/2022	340	313
Tyson Foods
4.500%, 06/15/2022	545	566

		31,477

Energy — 3.9%
Access Midstream Partners
6.125%, 07/15/2022 (E)	680	699
4.875%, 05/15/2023	60	56
Anadarko Finance, Ser B
7.500%, 05/01/2031 (E)	910	1,134
Arch Coal
7.000%, 06/15/2019 (E)	920	713
Atwood Oceanics
6.500%, 02/01/2020	220	231
Baker Hughes
7.500%, 11/15/2018	1,230	1,543
BG Energy Capital PLC
4.000%, 10/15/2021 (D)	910	937
BP Capital Markets PLC
5.250%, 11/07/2013	1,790	1,798
3.875%, 03/10/2015	210	220
3.561%, 11/01/2021	100	99
3.245%, 05/06/2022 (E)	180	174
2.750%, 05/10/2023	210	192
Canadian Oil Sands Ltd. (D)
6.000%, 04/01/2042	433	444
4.500%, 04/01/2022	314	316
CGG
7.750%, 05/15/2017	110	113
Chesapeake Energy
6.875%, 11/15/2020	450	486
6.500%, 08/15/2017 (E)	275	303
Chevron
3.191%, 06/24/2023	260	255
1.718%, 06/24/2018	1,490	1,485
CNOOC Finance
3.000%, 05/09/2023	270	243
1.750%, 05/09/2018	370	358
Concho Resources
5.500%, 10/01/2022	560	559
5.500%, 04/01/2023	80	79
Conoco Funding
7.250%, 10/15/2031	50	66
ConocoPhillips
5.900%, 10/15/2032	10	12
5.900%, 05/15/2038	790	926
Consol Energy
8.250%, 04/01/2020	660	708

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Continental Resources
5.000%, 09/15/2022	$90	$91
4.500%, 04/15/2023	80	78
DCP Midstream Operating
4.950%, 04/01/2022	517	515
Devon Energy
5.600%, 07/15/2041 (E)	1,325	1,354
3.250%, 05/15/2022	530	507
Devon Financing LLC
7.875%, 09/30/2031	260	335
Ecopetrol
7.375%, 09/18/2043	440	476
4.250%, 09/18/2018	210	216
El Paso LLC
6.950%, 06/01/2028	6,750	6,186
El Paso Pipeline Partners Operating LLC
4.100%, 11/15/2015	595	630
Encana
6.500%, 02/01/2038	360	394
Energen
4.625%, 09/01/2021	567	562
Energy Transfer Equity
7.500%, 10/15/2020	220	235
Energy Transfer Partners
8.250%, 11/15/2029 (D)	1,315	1,592
6.500%, 02/01/2042	212	224
5.950%, 10/01/2043	340	338
5.150%, 02/01/2043	145	130
Enterprise Products Operating LLC
9.750%, 01/31/2014	1,910	1,965
6.125%, 10/15/2039	50	55
5.950%, 02/01/2041	120	129
4.850%, 03/15/2044	10	9
3.350%, 03/15/2023	580	549
Halliburton
3.500%, 08/01/2023	435	431
2.000%, 08/01/2018	720	719
Hess
7.875%, 10/01/2029	1,070	1,342
7.300%, 08/15/2031	10	12
5.600%, 02/15/2041 (E)	135	139
Husky Energy
7.250%, 12/15/2019	309	378
Kerr-McGee
7.875%, 09/15/2031	670	845
6.950%, 07/01/2024	1,500	1,756
Key Energy Services
6.750%, 03/01/2021 (E)	1,290	1,277
Kinder Morgan Energy Partners
5.000%, 12/15/2013	720	726
5.000%, 03/01/2043 (E)	470	425
MarkWest Energy Partners
6.250%, 06/15/2022	128	135

90	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
5.500%, 02/15/2023	$320	$321
Murphy Oil
3.700%, 12/01/2022	675	629
Noble Energy
4.150%, 12/15/2021	1,370	1,426
Occidental Petroleum
3.125%, 02/15/2022	750	724
2.700%, 02/15/2023	660	610
ONEOK Partners
6.200%, 09/15/2043	285	294
3.200%, 09/15/2018	390	397
2.000%, 10/01/2017	440	437
Panhandle Eastern Pipeline
8.125%, 06/01/2019	2,500	3,033
Peabody Energy
6.500%, 09/15/2020	630	621
Pemex Project Funding Master Trust
6.625%, 06/15/2035	1,667	1,761
Petrobras Global Finance BV
3.000%, 01/15/2019	1,195	1,124
2.000%, 05/20/2016	550	546
1.884%, 05/20/2016 (C)	2,700	2,687
Petrobras International Finance
6.125%, 10/06/2016 (E)	655	715
5.750%, 01/20/2020 (E)	574	596
5.375%, 01/27/2021	2,080	2,090
3.875%, 01/27/2016	600	619
Petro-Canada
6.800%, 05/15/2038	1,665	1,980
Petroleos Mexicanos
5.500%, 06/27/2044 (E)	375	340
4.875%, 01/18/2024	270	270
2.286%, 07/18/2018 (C) (E)	270	278
Plains Exploration & Production
6.875%, 02/15/2023	40	43
6.500%, 11/15/2020	160	172
QEP Resources
6.875%, 03/01/2021	520	553
5.250%, 05/01/2023	290	270
Range Resources
5.000%, 08/15/2022	420	406
5.000%, 03/15/2023	330	317
Regency Energy Partners
4.500%, 11/01/2023 (D) (E)	690	624
Rowan
5.400%, 12/01/2042	281	254
Schlumberger Investment
1.950%, 09/14/2016 (D)	810	828
SESI LLC
7.125%, 12/15/2021	180	197
Shell International Finance
4.375%, 03/25/2020	1,700	1,874
3.400%, 08/12/2023	595	588

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Sinopec Group Overseas Development
2.750%, 05/17/2017 (D)	$490	$499
Southern Natural Gas LLC
8.000%, 03/01/2032	170	220
Spectra Energy Partners
5.950%, 09/25/2043	185	195
2.950%, 09/25/2018	290	295
Talisman Energy
7.750%, 06/01/2019	387	469
TC Pipelines
4.650%, 06/15/2021	360	366
Tennessee Gas Pipeline LLC
8.375%, 06/15/2032	1,638	2,155
Total Capital Canada Ltd.
1.450%, 01/15/2018	950	937
Transocean
6.375%, 12/15/2021	906	1,007
5.050%, 12/15/2016	300	329
Weatherford International Ltd.
5.950%, 04/15/2042	125	120
4.500%, 04/15/2022	310	307
Western Gas Partners
5.375%, 06/01/2021	160	171
Williams
7.875%, 09/01/2021	588	701
7.750%, 06/15/2031	861	976
WPX Energy
6.000%, 01/15/2022	365	370

		75,645

Financials — 13.4%
Allstate
5.750%, 08/15/2053 (C)	465	453
3.150%, 06/15/2023	555	537
Ally Financial
7.500%, 09/15/2020	1,410	1,585
American Express
6.800%, 09/01/2066 (C) (E)	1,970	2,088
American Express Credit MTN
1.750%, 06/12/2015	1,216	1,238
American Honda Finance MTN (D)
3.875%, 09/21/2020	1,065	1,110
1.000%, 08/11/2015	1,010	1,015
American International Group
8.250%, 08/15/2018	450	561
6.400%, 12/15/2020	355	418
6.250%, 03/15/2037	1,670	1,637
5.850%, 01/16/2018	860	978
4.875%, 06/01/2022	230	247
4.125%, 02/15/2024	505	505
3.750%, 11/30/2013 (D)	170	171
American Tower‡
5.050%, 09/01/2020	384	398

SEI Institutional Managed Trust / Annual Report / September 30, 2013	91

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
4.500%, 01/15/2018 (E)	$496	$524
3.500%, 01/31/2023	472	414
ANZ National International
1.850%, 10/15/2015 (D)	470	477
Assurant
2.500%, 03/15/2018	570	560
AvalonBay Communities‡
3.625%, 10/01/2020	180	183
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand
4.125%, 11/09/2022 (D) (E)	665	610
Bank of America MTN
6.000%, 09/01/2017	655	742
5.750%, 12/01/2017	1,580	1,782
5.650%, 05/01/2018	270	305
5.625%, 10/14/2016	3,135	3,496
5.420%, 03/15/2017	4,400	4,828
5.000%, 05/13/2021	90	97
4.500%, 04/01/2015	180	189
4.100%, 07/24/2023 (E)	1,345	1,337
3.875%, 03/22/2017	280	298
3.625%, 03/17/2016	2,275	2,393
2.000%, 01/11/2018	809	796
1.500%, 10/09/2015	1,911	1,921
Bank of Montreal MTN
2.375%, 01/25/2019	855	855
Bank of Nova Scotia
0.750%, 10/09/2015	146	146
Bank of Tokyo-Mitsubishi UFJ
3.850%, 01/22/2015 (D)	350	363
Barclays Bank PLC MTN
6.050%, 12/04/2017 (D)	420	467
BBVA US Senior SAU
4.664%, 10/09/2015	1,310	1,364
3.250%, 05/16/2014	1,220	1,234
Bear Stearns
6.400%, 10/02/2017	70	82
4.650%, 07/02/2018	995	1,091
Berkshire Hathaway
4.500%, 02/11/2043 (E)	195	182
3.200%, 02/11/2015	950	985
Berkshire Hathaway Finance
5.400%, 05/15/2018	615	709
BNP Paribas MTN
2.700%, 08/20/2018	845	855
2.375%, 09/14/2017	570	578
Boeing Capital
4.700%, 10/27/2019	490	553
Boston Properties‡
3.850%, 02/01/2023	75	73
3.800%, 02/01/2024	425	409
3.125%, 09/01/2023	280	256

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Chase Capital VI
0.890%, 08/01/2028 (C)	$1,750	$1,417
CIT Group
5.000%, 08/01/2023 (E)	580	562
Citigroup
6.875%, 03/05/2038	891	1,101
6.125%, 05/15/2018	3,970	4,592
6.000%, 12/13/2013	1,320	1,334
5.950%, 12/29/2049 (C)	360	336
5.900%, 12/29/2049 (C) (E)	220	206
5.875%, 01/30/2042	255	283
5.500%, 09/13/2025	620	638
5.350%, 05/29/2049 (C)	390	339
5.000%, 09/15/2014	125	130
4.450%, 01/10/2017	816	883
4.050%, 07/30/2022	460	447
3.500%, 05/15/2023	890	803
2.650%, 03/02/2015	385	394
2.500%, 09/26/2018	1,190	1,183
1.700%, 07/25/2016	650	653
0.528%, 06/09/2016 (C)	3,650	3,563
Citigroup Capital III
7.625%, 12/01/2036	1,500	1,665
CME Group
5.300%, 09/15/2043	565	583
Commonwealth Bank of Australia MTN (D)
5.000%, 10/15/2019	10	11
3.750%, 10/15/2014	1,060	1,094
Commonwealth Bank of Australia NY MTN
1.250%, 09/18/2015	1,200	1,212
Cooperatieve Centrale Raiffeisen-Boerenleenbank MTN
11.000%, 12/31/2049 (C) (D)	1,050	1,365
3.875%, 02/08/2022	500	501
Countrywide Financial
6.250%, 05/15/2016	1,080	1,194
Credit Agricole
8.375%, 12/31/2049 (C) (D) (E)	1,550	1,695
2.625%, 10/03/2018 (D)	985	983
Credit Suisse MTN
5.400%, 01/14/2020	1,350	1,478
Credit Suisse New York
6.000%, 02/15/2018 (E)	846	952
DDR‡
4.625%, 07/15/2022	680	692
3.375%, 05/15/2023	645	588
Discover Bank
4.200%, 08/08/2023	410	409
Equity One‡
3.750%, 11/15/2022	238	224
Farmer Mac Guaranteed Notes Trust
5.125%, 04/19/2017 (D)	3,540	4,034

92	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Farmers Exchange Capital
7.050%, 07/15/2028 (D)	$634	$764
Farmers Insurance Exchange
8.625%, 05/01/2024 (D)	3,017	3,873
FDIC Structured Sale Guaranteed Notes, Ser A-3
1.450%, 10/25/2013 (D) (F)	470	470
Federal Realty Investment Trust‡
3.000%, 08/01/2022	275	255
First Industrial MTN
7.500%, 12/01/2017	970	1,084
Ford Motor
4.750%, 01/15/2043	960	857
Ford Motor Credit LLC
8.125%, 01/15/2020	1,310	1,629
5.875%, 08/02/2021	1,433	1,593
5.750%, 02/01/2021	220	243
1.700%, 05/09/2016	2,000	2,000
General Electric Capital MTN
6.875%, 01/10/2039	430	527
6.375%, 11/15/2019 (C)	5,870	6,266
5.875%, 01/14/2038	2,010	2,219
5.625%, 05/01/2018	480	551
5.550%, 05/04/2020	2,975	3,371
4.375%, 09/16/2020	2,460	2,617
3.100%, 01/09/2023	790	739
2.300%, 04/27/2017	750	769
1.625%, 07/02/2015	410	416
0.744%, 08/15/2036 (C)	2,000	1,603
0.646%, 05/05/2026 (C)	1,950	1,794
0.394%, 03/20/2014 (C)	1,900	1,899
General Motors Financial (D)
4.250%, 05/15/2023 (E)	180	165
3.250%, 05/15/2018	150	146
2.750%, 05/15/2016	200	199
Goldman Sachs Capital II
4.000%, 06/01/2043 (C)	200	146
Goldman Sachs Group
7.500%, 02/15/2019	950	1,148
6.750%, 10/01/2037	248	259
6.250%, 02/01/2041 (E)	2,325	2,605
6.150%, 04/01/2018	1,780	2,036
6.000%, 05/01/2014	180	186
5.950%, 01/18/2018	260	294
5.750%, 01/24/2022	110	122
5.375%, 03/15/2020	2,860	3,150
5.350%, 01/15/2016 (E)	660	719
5.250%, 10/15/2013	390	391
5.250%, 07/27/2021	240	259
2.900%, 07/19/2018 (E)	656	660
2.375%, 01/22/2018 (E)	1,860	1,847
Hartford Financial Services Group
5.125%, 04/15/2022	170	186
4.300%, 04/15/2043	400	353

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
HBOS Capital Funding
6.071%, 06/30/2049 (C) (D) (E)	$500	$489
HBOS PLC MTN
6.750%, 05/21/2018 (D)	2,100	2,334
HCP‡
6.300%, 09/15/2016	1,075	1,216
6.000%, 01/30/2017	1,800	2,024
5.650%, 12/15/2013	779	787
3.750%, 02/01/2019	1,255	1,300
Health Care‡
6.500%, 03/15/2041	710	757
5.250%, 01/15/2022	900	962
4.950%, 01/15/2021	2,820	2,986
Highwoods Properties‡
7.500%, 04/15/2018	1,142	1,341
HSBC Bank PLC
4.750%, 01/19/2021 (D)	1,760	1,902
HSBC Holdings PLC
6.800%, 06/01/2038	180	212
4.000%, 03/30/2022	685	697
HSBC USA
2.625%, 09/24/2018	870	882
2.375%, 02/13/2015	690	705
Hyundai Capital America (D)
2.125%, 10/02/2017	270	269
1.875%, 08/09/2016	505	507
ILFC E-Capital Trust II
6.250%, 12/21/2065 (C) (D)	400	364
ING Bank
5.800%, 09/25/2023 (D)	1,385	1,399
ING US
5.500%, 07/15/2022	175	188
2.900%, 02/15/2018	150	151
Inter-American Development Bank MTN
3.875%, 10/28/2041	512	473
International Lease Finance (D)
7.125%, 09/01/2018	1,080	1,207
6.500%, 09/01/2014	2,530	2,625
Intesa Sanpaolo MTN
3.625%, 08/12/2015 (D)	500	508
3.125%, 01/15/2016 (E)	390	389
John Deere Capital MTN
2.250%, 04/17/2019	370	372
1.700%, 01/15/2020	160	151
JPMorgan Chase
6.000%, 01/15/2018	135	155
4.500%, 01/24/2022 (E)	180	188
4.400%, 07/22/2020	210	222
4.350%, 08/15/2021	215	223
4.250%, 10/15/2020 (E)	330	346
3.450%, 03/01/2016	2,785	2,932
3.375%, 05/01/2023	1,120	1,016
3.200%, 01/25/2023 (E)	290	271

SEI Institutional Managed Trust / Annual Report / September 30, 2013	93

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
1.100%, 10/15/2015	$1,670	$1,673
JPMorgan Chase Bank
6.000%, 07/05/2017	2,250	2,552
6.000%, 10/01/2017	2,240	2,563
0.584%, 06/13/2016 (C)	1,300	1,285
JPMorgan Chase Capital XIII
1.198%, 09/30/2034 (C)	1,750	1,365
JPMorgan Chase Capital XXIII
1.264%, 05/15/2047 (C)	1,900	1,396
Landwirtschaftliche Rentenbank
1.375%, 10/23/2019	530	509
Lazard Group LLC
7.125%, 05/15/2015	812	879
6.850%, 06/15/2017	1,132	1,283
Liberty Mutual Group (D)
6.500%, 05/01/2042	316	341
4.250%, 06/15/2023	275	268
M&T Bank
6.875%, 12/29/2049 (D)	1,740	1,763
Markel
5.000%, 03/30/2043	220	205
4.900%, 07/01/2022	335	352
3.625%, 03/30/2023	250	238
Massachusetts Mutual Life Insurance
8.875%, 06/01/2039 (D)	680	985
Merrill Lynch
8.950%, 05/18/2017 (C)	1,790	2,014
8.680%, 05/02/2017 (C)	3,160	3,527
6.050%, 05/16/2016	350	385
5.700%, 05/02/2017	1,300	1,435
MetLife
6.750%, 06/01/2016	375	430
6.400%, 12/15/2036	220	222
4.750%, 02/08/2021	540	590
4.368%, 09/15/2023 (E)	590	617
MetLife Capital Trust IV
7.875%, 12/15/2037 (D)	800	900
Metropolitan Life Global Funding I
5.125%, 06/10/2014 (D)	1,600	1,651
2.500%, 09/29/2015 (D)	1,090	1,126
Morgan Stanley MTN
7.300%, 05/13/2019	545	652
6.625%, 04/01/2018	1,640	1,904
6.000%, 04/28/2015	630	676
5.500%, 07/28/2021 (E)	451	493
5.375%, 10/15/2015	595	640
4.750%, 03/22/2017	140	151
0.716%, 10/18/2016 (C)	5,965	5,867
Murray Street Investment Trust I
4.647%, 03/09/2017 (E) (G)	1,966	2,097
National Australia Bank Ltd.
1.600%, 08/07/2015	450	457

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
National Rural Utilities Cooperative Finance
2.350%, 06/15/2020	$395	$384
Nationstar Mortgage
6.500%, 07/01/2021	140	134
Nationwide Mutual Insurance
5.810%, 12/15/2024 (C) (D)	2,975	3,020
New York Life Insurance
6.750%, 11/15/2039 (D)	415	514
Nordea Bank MTN (D)
4.875%, 05/13/2021	1,460	1,515
3.700%, 11/13/2014	440	455
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (D)	690	792
PNC Bank
3.800%, 07/25/2023	390	382
Pricoa Global Funding I
5.450%, 06/11/2014 (D)	3,400	3,514
ProLogis‡
4.250%, 08/15/2023	505	502
Prudential Financial MTN
2.300%, 08/15/2018	400	403
Prudential Holdings LLC
8.695%, 12/18/2023 (D)	1,300	1,634
Reinsurance Group of America MTN
4.700%, 09/15/2023	435	444
Royal Bank of Canada
2.000%, 10/01/2018	990	994
Royal Bank of Scotland Group PLC
7.648%, 08/31/2049 (C)	100	102
7.640%, 09/29/2017 (C) (E)	300	285
6.400%, 10/21/2019 (E)	280	320
6.100%, 06/10/2023 (E)	840	847
5.000%, 10/01/2014	490	502
4.700%, 07/03/2018	120	121
2.550%, 09/18/2015	200	204
Santander US Debt Unipersonal (D)
3.781%, 10/07/2015	100	102
3.724%, 01/20/2015	800	811
Simon Property Group‡
5.750%, 12/01/2015	910	996
SL Green Realty‡
7.750%, 03/15/2020	1,000	1,182
SLM MTN
5.625%, 08/01/2033	145	113
5.000%, 04/15/2015	120	125
3.875%, 09/10/2015	1,070	1,091
SpareBank 1 Boligkreditt
1.750%, 11/15/2019 (D)	730	696
Stadshypotek
1.875%, 10/02/2019 (D)	2,071	2,002

94	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Standard Chartered
5.200%, 01/26/2024 (D) (E)	$830	$829
State Street
4.956%, 03/15/2018	1,380	1,518
Sumitomo Mitsui Banking (D)
3.150%, 07/22/2015	570	591
3.100%, 01/14/2016	200	209
SunTrust Preferred Capital I
4.000%, 02/13/2012 (C)	259	202
Svensk Exportkredit
1.750%, 10/20/2015	1,820	1,862
Swedbank Hypotek
1.375%, 03/28/2018 (D) (E)	—	—
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (D)	1,300	1,609
Temasek Financial I MTN
2.375%, 01/23/2023 (D)	690	632
Toyota Motor Credit MTN
3.400%, 09/15/2021	810	816
1.250%, 10/05/2017	1,150	1,134
UBS MTN
2.250%, 01/28/2014	611	615
Ventas Realty L.P.‡
4.000%, 04/30/2019	1,750	1,836
Vesey Street Investment Trust I
4.404%, 09/01/2016 (G)	350	375
Wachovia
5.250%, 08/01/2014	2,570	2,669
Wachovia Bank
6.000%, 11/15/2017	250	288
Wachovia Capital Trust III
5.570%, 05/31/2016 (C)	2,630	2,380
WEA Finance LLC (D)
7.125%, 04/15/2018	3,000	3,572
6.750%, 09/02/2019	1,230	1,463
Wells Fargo MTN
4.600%, 04/01/2021 (E)	160	174
3.676%, 06/15/2016 (G)	680	725
3.450%, 02/13/2023 (E)	600	562
1.500%, 01/16/2018	420	413
Wells Fargo Capital X
5.950%, 12/15/2036	620	587
Woodbourne Capital Trust III
1.360%, 04/08/2049 (C) (D)	500	250
Woodbourne Capital Trust IV
1.360%, 04/08/2049 (C) (D)	275	137
WR Berkley
4.625%, 03/15/2022	296	306

		258,030

Health Care — 1.7%
AbbVie
2.900%, 11/06/2022	2,315	2,165

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
2.000%, 11/06/2018	$250	$245
1.750%, 11/06/2017	1,220	1,210
Amgen
6.375%, 06/01/2037	140	158
5.650%, 06/15/2042	475	493
5.375%, 05/15/2043 (E)	650	647
5.150%, 11/15/2041	985	956
Boston Scientific
4.125%, 10/01/2023 (E)	580	577
2.650%, 10/01/2018	475	475
Celgene
5.250%, 08/15/2043	390	386
2.300%, 08/15/2018	380	380
Edwards Lifesciences
2.875%, 10/15/2018	425	423
Express Scripts Holding
3.500%, 11/15/2016	2,270	2,402
2.100%, 02/12/2015	795	808
Fresenius Medical Care US Finance
5.750%, 02/15/2021 (D)	160	164
Fresenius Medical Care US Finance II
5.875%, 01/31/2022 (D)	190	195
GlaxoSmithKline Capital
5.650%, 05/15/2018	810	943
GlaxoSmithKline Capital PLC
2.850%, 05/08/2022	760	729
HCA
7.500%, 11/15/2095	3,800	3,410
Humana
7.200%, 06/15/2018	1,150	1,378
3.150%, 12/01/2022 (E)	200	186
Mallinckrodt International Finance
4.750%, 04/15/2023 (D)	1,375	1,307
Medtronic
4.450%, 03/15/2020	730	800
Merck
2.800%, 05/18/2023 (E)	455	430
1.300%, 05/18/2018	635	620
Perrigo
2.950%, 05/15/2023	345	334
Pfizer
3.000%, 06/15/2023 (E)	365	350
Roche Holdings
6.000%, 03/01/2019 (D)	665	790
St. Jude Medical
3.250%, 04/15/2023	660	627
Stryker
1.300%, 04/01/2018	925	902
Tenet Healthcare
6.000%, 10/01/2020 (D)	600	613
Teva Pharmaceutical Finance IV
2.250%, 03/18/2020 (E)	340	322

SEI Institutional Managed Trust / Annual Report / September 30, 2013	95

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Thermo Fisher Scientific
3.600%, 08/15/2021	$350	$345
3.200%, 03/01/2016	435	453
UnitedHealth Group
6.000%, 06/15/2017	51	59
5.800%, 03/15/2036	280	310
5.700%, 10/15/2040	510	565
3.875%, 10/15/2020	530	558
WellPoint
5.875%, 06/15/2017	2,185	2,483
5.100%, 01/15/2044	210	205
3.125%, 05/15/2022	690	655
1.250%, 09/10/2015	240	242
Wyeth LLC
5.950%, 04/01/2037	960	1,123
Zoetis
3.250%, 02/01/2023 (D)	150	143

		32,566

Industrials — 1.4%
Aguila 3
7.875%, 01/31/2018 (D)	280	293
American Airlines Pass-Through Trust, Ser 2013-2, Cl A
4.950%, 01/15/2023 (D)	2,750	2,764
BAE Systems
4.750%, 10/11/2021 (D)	1,350	1,421
Boeing
4.875%, 02/15/2020	600	682
Cedar Brakes I LLC
8.500%, 02/15/2014 (D)	197	200
Continental Airlines Pass-Through Trust, Ser 1999-2, Cl C-2
7.256%, 03/15/2020	2,391	2,642
Continental Airlines Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	1,491	1,596
Continental Airlines Pass-Through Trust, Ser 2009-1
9.000%, 07/08/2016	2,408	2,752
Delta Air Lines Pass-Through Trust, Ser 2007-1, Cl A
6.821%, 08/10/2022	1,278	1,422
Eaton (D)
4.150%, 11/02/2042	440	391
2.750%, 11/02/2022	1,420	1,323
1.500%, 11/02/2017	430	424
General Electric Capital
0.850%, 10/09/2015	460	461
Glencore Funding LLC
2.500%, 01/15/2019 (D) (E)	400	375
JetBlue Airways Pass-Through Trust, Ser 2004-2, Cl G1
0.639%, 08/15/2016 (C)	1,917	1,829

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Lockheed Martin
3.350%, 09/15/2021	$1,035	$1,034
Northrop Grumman
4.750%, 06/01/2043	555	524
3.250%, 08/01/2023	3,240	3,062
Owens Corning
4.200%, 12/15/2022	350	341
Raytheon
3.125%, 10/15/2020	430	436
United Air Lines Pass-Through Trust, Ser 2009-2A
9.750%, 01/15/2017	158	179
United Technologies
4.500%, 06/01/2042	540	524
US Airways Pass-Through Trust, Ser 2012-2, Cl A
4.625%, 06/03/2025	1,000	965
Waste Management
7.375%, 05/15/2029	330	403

		26,043

Information Technology — 0.4%
Activision Blizzard
5.625%, 09/15/2021 (D)	300	300
Apple
2.400%, 05/03/2023	530	480
Baidu
3.250%, 08/06/2018	540	540
Intel
4.000%, 12/15/2032	390	358
International Business Machines
1.625%, 05/15/2020	2,075	1,949
National Semiconductor
6.600%, 06/15/2017	170	199
Oracle
3.625%, 07/15/2023	405	404
2.375%, 01/15/2019 (E)	1,440	1,447
1.200%, 10/15/2017	1,050	1,031
TSMC Global Ltd.
1.625%, 04/03/2018 (D)	875	843

		7,551

Materials — 1.5%
ArcelorMittal
4.500%, 02/25/2017	280	291
Ardagh Packaging Finance PLC
4.875%, 11/15/2022 (D)	280	267
Ball
5.000%, 03/15/2022	870	844
4.000%, 11/15/2023	170	153
Barrick Gold (E)
4.100%, 05/01/2023	2,540	2,237
3.850%, 04/01/2022	270	239

96	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Barrick North America Finance LLC
4.400%, 05/30/2021	$1,350	$1,254
BHP Billiton Finance USA Ltd.
5.000%, 09/30/2043	1,060	1,080
3.850%, 09/30/2023	1,510	1,521
3.250%, 11/21/2021	2,110	2,094
Celulosa Arauco y Constitucion
4.750%, 01/11/2022	520	505
Cliffs Natural Resources (E)
4.875%, 04/01/2021	120	113
4.800%, 10/01/2020	390	372
3.950%, 01/15/2018	930	934
CodelCo
4.750%, 10/15/2014 (D)	470	487
Dow Chemical
3.000%, 11/15/2022	1,265	1,165
Eagle Spinco
4.625%, 02/15/2021 (D)	160	154
Ecolab
4.350%, 12/08/2021	290	305
FMG Resources
6.375%, 02/01/2016 (D) (E)	120	123
Freeport-McMoRan Copper & Gold
3.550%, 03/01/2022	1,000	920
3.100%, 03/15/2020 (D)	560	527
2.375%, 03/15/2018 (D)	170	164
LYB International Finance BV
5.250%, 07/15/2043	295	290
4.000%, 07/15/2023	425	421
LyondellBasell Industries
6.000%, 11/15/2021 (E)	200	228
5.750%, 04/15/2024	200	224
Potash Corp of Saskatchewan
4.875%, 03/30/2020 (E)	280	306
Rio Tinto Finance USA Ltd.
9.000%, 05/01/2019	740	960
6.500%, 07/15/2018 (E)	1,000	1,179
3.750%, 09/20/2021	430	424
Rio Tinto Finance USA PLC
2.250%, 12/14/2018	675	666
Rock Tenn
4.000%, 03/01/2023	160	155
3.500%, 03/01/2020	320	316
Southern Copper
5.250%, 11/08/2042 (E)	1,550	1,250
Vale
5.625%, 09/11/2042 (E)	366	319
Vale Overseas Ltd. (E)
6.875%, 11/21/2036	1,510	1,531
4.375%, 01/11/2022	1,789	1,724
Xstrata Finance Canada Ltd. (D)
5.800%, 11/15/2016	160	175
2.450%, 10/25/2017	810	805
2.050%, 10/23/2015	1,328	1,332

		28,054

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Telecommunication Services — 1.9%
America Movil
5.625%, 11/15/2017	$440	$501
5.000%, 03/30/2020 (E)	750	806
3.125%, 07/16/2022	1,130	1,040
2.375%, 09/08/2016 (E)	415	422
AT&T
6.500%, 09/01/2037	1,360	1,503
6.450%, 06/15/2034	625	688
5.550%, 08/15/2041	120	119
5.500%, 02/01/2018	920	1,043
4.450%, 05/15/2021	30	31
4.300%, 12/15/2042 (E)	201	167
2.625%, 12/01/2022 (E)	330	296
2.500%, 08/15/2015	1,470	1,514
1.600%, 02/15/2017	745	747
Cellco Partnership
8.500%, 11/15/2018	90	115
Deutsche Telekom International Finance
5.750%, 03/23/2016	1,380	1,525
2.250%, 03/06/2017 (D)	905	918
Intelsat Jackson Holdings
7.500%, 04/01/2021	380	410
5.500%, 08/01/2023 (D)	70	65
Rogers Communications
6.750%, 03/15/2015	1,015	1,101
5.450%, 10/01/2043	355	352
Softbank
4.500%, 04/15/2020 (D)	580	557
Sprint
7.875%, 09/15/2023 (D)	520	530
Sprint Capital
8.750%, 03/15/2032 (E)	910	925
Telecom Italia Capital
7.175%, 06/18/2019	40	44
Telefonica Chile
3.875%, 10/12/2022 (D)	445	395
Telefonica Emisiones SAU
6.221%, 07/03/2017	100	110
5.877%, 07/15/2019	90	98
5.462%, 02/16/2021	50	51
5.134%, 04/27/2020 (E)	540	553
4.570%, 04/27/2023 (E)	525	503
Verizon Communications
7.750%, 12/01/2030	835	1,027
6.550%, 09/15/2043	960	1,084
6.400%, 09/15/2033	4,411	4,898
6.350%, 04/01/2019	310	364
5.500%, 02/15/2018 (E)	1,260	1,427
5.150%, 09/15/2023 (E)	3,275	3,510
4.500%, 09/15/2020	1,390	1,478
3.850%, 11/01/2042	130	103
3.650%, 09/14/2018	988	1,041

SEI Institutional Managed Trust / Annual Report / September 30, 2013	97

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
2.500%, 09/15/2016	$1,325	$1,366
Vodafone Group PLC
2.950%, 02/19/2023	1,015	933
1.500%, 02/19/2018	825	802
0.900%, 02/19/2016	1,194	1,192

		36,354

Utilities — 2.1%
AES
7.375%, 07/01/2021	40	44
4.875%, 05/15/2023	920	860
AGL Capital
4.400%, 06/01/2043	375	341
Ameren
8.875%, 05/15/2014	615	645
American Electric Power
1.650%, 12/15/2017	700	688
Calpine
7.500%, 02/15/2021 (D)	774	822
Commonwealth Edison
4.600%, 08/15/2043	270	265
Dayton Power & Light
1.875%, 09/15/2016 (D)	540	544
Dominion Resources
8.875%, 01/15/2019	610	789
1.950%, 08/15/2016	265	270
Duke Energy
1.625%, 08/15/2017	355	354
Duke Energy Florida
3.850%, 11/15/2042	500	435
Duke Energy Ohio
3.800%, 09/01/2023	285	291
Duke Energy Progress
4.100%, 05/15/2042	125	115
Electricite de France
4.600%, 01/27/2020 (D)	230	251
Energy Future Holdings LLC
10.000%, 12/01/2020 (E)	1,086	1,144
Exelon
5.625%, 06/15/2035	1,060	1,063
FirstEnergy
4.250%, 03/15/2023 (E)	1,770	1,619
2.750%, 03/15/2018	280	272
FirstEnergy, Ser C
7.375%, 11/15/2031	2,245	2,268
Florida Gas Transmission LLC
3.875%, 07/15/2022 (D)	1,700	1,692
KCP&L Greater Missouri Operations
8.270%, 11/15/2021	2,700	3,320
Metropolitan Edison
3.500%, 03/15/2023 (D)	2,425	2,309
MidAmerican Energy
4.800%, 09/15/2043	415	421
2.400%, 03/15/2019	725	738

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Midamerican Energy Holdings
6.500%, 09/15/2037	$1,160	$1,370
Nisource Finance
6.800%, 01/15/2019 (E)	2,261	2,665
Northern States Power
2.600%, 05/15/2023	105	98
Oncor Electric Delivery LLC
6.800%, 09/01/2018	1,075	1,288
4.550%, 12/01/2041	1,500	1,437
Pacific Gas & Electric
8.250%, 10/15/2018	280	358
5.800%, 03/01/2037	710	770
4.600%, 06/15/2043	245	228
4.450%, 04/15/2042	700	635
3.250%, 06/15/2023	370	353
PPL Capital Funding
4.700%, 06/01/2043	290	259
4.200%, 06/15/2022	255	254
3.400%, 06/01/2023	315	293
Progress Energy
3.150%, 04/01/2022	256	245
PSEG Power LLC
2.750%, 09/15/2016	320	333
Public Service of New Mexico
7.950%, 05/15/2018	1,265	1,523
PVNGS II Funding
8.000%, 12/30/2015	877	920
Southern
2.450%, 09/01/2018	525	530
Southern California Edison
4.650%, 10/01/2043	615	608
3.500%, 10/01/2023	880	879
Southern Power
5.250%, 07/15/2043	250	249
Southwestern Electric Power
3.550%, 02/15/2022	485	471
Texas-New Mexico Power
6.950%, 04/01/2043 (D)	880	1,036
Virginia Electric and Power
4.650%, 08/15/2043	1,030	1,021

		39,383

Total Corporate Obligations (Cost $545,870) ($ Thousands)		569,960

ASSET-BACKED SECURITIES — 10.6%

Automotive — 1.4%
Ally Auto Receivables Trust, Ser 2010-2, Cl A4
2.090%, 05/15/2015	128	128
Ally Auto Receivables Trust, Ser 2010-4, Cl A4
1.350%, 12/15/2015	940	944

98	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Ally Auto Receivables Trust, Ser 2010-5, Cl A4
1.750%, 03/15/2016	$1,365	$1,373
Ally Auto Receivables Trust, Ser 2011-1, Cl A4
2.230%, 03/15/2016	1,712	1,728
Ally Auto Receivables Trust, Ser 2012-1, Cl A3
0.930%, 02/16/2016	240	241
Ally Auto Receivables Trust, Ser 2012-2, Cl A3
0.740%, 04/15/2016	964	965
Ally Auto Receivables Trust, Ser 2012-5, Cl A2
0.450%, 07/15/2015	2,091	2,090
Ally Auto Receivables Trust, Ser 2013-1, Cl A3
0.630%, 05/15/2017	961	956
Ally Auto Receivables Trust, Ser 2013-1, Cl A4
0.840%, 02/15/2018	1,016	1,003
AmeriCredit Automobile Receivables Trust, Ser 2012-4, Cl A2
0.490%, 04/08/2016	419	419
AmeriCredit Automobile Receivables Trust, Ser 2012-4, Cl A3
0.670%, 06/08/2017	590	589
AmeriCredit Automobile Receivables Trust, Ser 2013-3, Cl A2
0.680%, 10/11/2016	1,747	1,746
Avis Budget Rental Car Funding AESOP LLC, Ser 2010-5A, Cl A
3.150%, 03/20/2017 (D)	140	146
Avis Budget Rental Car Funding AESOP LLC, Ser 2012-2A, Cl A
2.802%, 05/20/2018 (D)	695	719
Avis Budget Rental Car Funding AESOP LLC, Ser 2012-3A, Cl A
2.100%, 03/20/2019 (D)	600	599
Avis Budget Rental Car Funding AESOP LLC, Ser 2013-1A, Cl A
1.920%, 09/20/2019 (D)	380	372
Avis Budget Rental Car Funding AESOP LLC, Ser 2013-2A, Cl A
2.970%, 02/20/2020	350	357
Bank of America Auto Trust, Ser 2010-2, Cl A4
1.940%, 06/15/2017	140	140
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl A3
0.790%, 06/20/2017	1,500	1,495

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Capital Auto Receivables Asset Trust, Ser 2013-2, Cl A2
0.920%, 09/20/2016	$806	$807
Capital Auto Receivables Asset Trust, Ser 2013-2, Cl A4
1.560%, 07/20/2018	429	432
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl A2
1.040%, 11/21/2016	388	389
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl A4
1.680%, 04/20/2018	517	520
Ford Credit Auto Owner Trust, Ser 2012-B, Cl A2
0.570%, 01/15/2015	82	82
Ford Credit Auto Owner Trust, Ser 2012-C, Cl A2
0.470%, 04/15/2015	126	126
Ford Credit Auto Owner Trust, Ser 2013-B, Cl A2
0.380%, 02/15/2016	450	450
Harley-Davidson Motorcycle Trust, Ser 2011-2, Cl A3
1.110%, 09/15/2016	294	295
Hertz Vehicle Financing, Ser 2009-2A, Cl A2
5.290%, 03/25/2016 (D)	340	358
Hertz Vehicle Financing, Ser 2013-1A, Cl A2
1.830%, 08/25/2019 (D)	510	499
Honda Auto Receivables Owner Trust, Ser 2012-3, Cl A2
0.460%, 12/15/2014	222	222
Mercedes-Benz Auto Receivables Trust, Ser 2011-1, Cl A3
0.850%, 03/16/2015	237	238
MMCA Automobile Trust, Ser 2011-A, Cl A4
2.020%, 10/17/2016 (D)	298	300
Nissan Auto Receivables Owner Trust, Ser 2011-A, Cl A3
1.180%, 02/16/2015	128	129
Nissan Auto Receivables Owner Trust, Ser 2012-A, Cl A2
0.540%, 10/15/2014	73	73
Nissan Auto Receivables Owner Trust, Ser 2012-B, Cl A2
0.390%, 04/15/2015	172	172
Santander Drive Auto Receivables Trust, Ser 2011-2, Cl A3
1.290%, 02/16/2015	11	11
Santander Drive Auto Receivables Trust, Ser 2012-3, Cl A2
0.830%, 04/15/2015	78	78

SEI Institutional Managed Trust / Annual Report / September 30, 2013	99

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Santander Drive Auto Receivables Trust, Ser 2012-5, Cl A2
0.570%, 12/15/2015	$179	$179
Santander Drive Auto Receivables Trust, Ser 2012-5, Cl A3
0.830%, 12/15/2016	294	294
Santander Drive Auto Receivables Trust, Ser 2012-6, Cl A3
0.620%, 07/15/2016	312	312
Santander Drive Auto Receivables Trust, Ser 2013-2, Cl A3
0.700%, 09/15/2017	1,695	1,690
Santander Drive Auto Receivables Trust, Ser 2013-3, Cl A2
0.550%, 09/15/2016	1,691	1,689
Toyota Auto Receivables Owner Trust, Ser 2012-A, Cl A2
0.570%, 10/15/2014	128	128
Toyota Auto Receivables Owner Trust, Ser 2013-B, Cl A2
0.480%, 02/15/2016	485	485
Volkswagen Auto Loan Enhanced Trust, Ser 2012-2, Cl A2
0.330%, 07/20/2015	393	392

		26,360

Credit Cards — 0.7%
American Express Credit Account Secured Note Trust, Ser 2012-4, Cl A
0.422%, 05/15/2020 (C)	1,847	1,842
American Express Issuance Trust II, Ser 2013-1, Cl A
0.462%, 02/15/2019 (C)	1,112	1,106
American Express Issuance Trust II, Ser 2013-2, Cl A
0.680%, 08/15/2019	1,451	1,451
Capital One Multi-Asset Execution Trust, Ser 2007-A1, Cl A1
0.232%, 11/15/2019 (C)	2,451	2,429
Chase Issuance Trust, Ser 2007-A2, Cl A2
0.232%, 04/15/2019 (C)	1,176	1,166
Chase Issuance Trust, Ser 2013-A3, Cl A3
0.462%, 04/15/2020 (C)	195	194
Citibank Credit Card Issuance Trust, Ser 2013-A1, Cl A1
0.280%, 04/24/2017 (C)	563	562
Citibank Credit Card Issuance Trust, Ser 2013-A5, Cl A5
1.320%, 09/07/2018	2,637	2,654
GE Capital Credit Card Master Note Trust, Ser 2011-1, Cl A
0.732%, 01/15/2017 (C)	457	457

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
World Financial Network Credit Card Master Trust, Ser 2013-B, Cl A
0.910%, 03/16/2020	$1,140	$1,131

		12,992

Mortgage Related Securities — 1.7%
AFC Home Equity Loan Trust, Ser 1998-1, Cl 1A2
0.459%, 04/25/2028 (C)	18	16
AFC Home Equity Loan Trust, Ser 2000-1, Cl 2A
0.419%, 03/25/2030 (C)	2,522	1,492
Bear Stearns Asset-Backed Securities Trust, Ser 2000-2, Cl M2
8.010%, 08/25/2030	467	462
Bear Stearns Asset-Backed Securities Trust, Ser 2005-SD1, Cl 1A3
0.579%, 08/25/2043 (C)	1,782	1,743
Centex Home Equity, Ser 2006-A, Cl AV4
0.443%, 06/25/2036 (C)	4,917	4,219
Citigroup Mortgage Loan Trust, Ser 2006-HE2, Cl A2D
0.424%, 08/25/2036 (C)	4,200	3,117
Conseco Finance, Ser 2001-D, Cl A5
6.690%, 11/15/2032 (C)	231	232
Contimortgage Home Equity Trust, Ser 1997-1, Cl A9
5.351%, 03/15/2028 (C)	—	—
EMC Mortgage Loan Trust, Ser 2002-AA, Cl A1
0.643%, 05/25/2039 (C) (D)	872	815
Home Loan Trust, Ser 2000-HI1, Cl AI7
8.290%, 02/25/2025	345	340
HSBC Home Equity Loan Trust, Ser 2006-4, Cl A4
0.414%, 03/20/2036 (C)	4,182	4,043
Master Asset-Backed Securities Trust, Ser 2005-WF1, Cl A2D
0.549%, 06/25/2035 (C)	1,527	1,504
Master Asset-Backed Securities Trust, Ser 2007-HE1, Cl A4
0.464%, 05/25/2037 (C)	5,500	3,288
New Century Home Equity Loan Trust, Ser 2005-2, Cl M1
0.614%, 06/25/2035 (C)	3,800	3,663
New Century Home Equity Loan Trust, Ser 2005-3, Cl M2
0.674%, 07/25/2035 (C)	3,500	3,208

100	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
RASC Trust, Ser 2005-AHL2, Cl A2
0.444%, 10/25/2035 (C)	$1,451	$1,445
Soundview Home Equity Loan Trust, Ser 2006-EQ2, Cl A3
0.344%, 01/25/2037 (C)	6,188	3,612

		33,199

Other Asset-Backed Securities — 6.8%
Academic Loan Funding Trust, Ser 2012-1A, Cl A2
1.284%, 12/27/2044 (C) (D)	2,100	2,102
ACS Pass-Through Trust, Ser 2007-1A, Cl G1
0.495%, 06/14/2037 (C) (D)	1,800	1,626
Ally Master Owner Trust, Ser 2011-1, Cl A2
2.150%, 01/15/2016	1,581	1,588
Ally Master Owner Trust, Ser 2011-3, Cl A2
1.810%, 05/15/2016	515	519
Ally Master Owner Trust, Ser 2011-4, Cl A1
0.982%, 09/15/2016 (C)	528	530
Ally Master Owner Trust, Ser 2012-1, Cl A2
1.440%, 02/15/2017	800	807
Ally Master Owner Trust, Ser 2012-5, Cl A
1.540%, 09/15/2019	975	967
Avalon IV Capital Ltd., Ser 2012-1A, Cl C
3.868%, 04/17/2023 (C) (D)	675	676
Babcock & Brown Air Funding I Ltd., Ser 2007-1A, Cl G1
0.619%, 11/14/2033 (C) (D)	1,092	928
Brazos Higher Education Authority, Ser 2010-1, Cl A2
1.473%, 02/25/2035 (C)	2,200	2,183
Brazos Higher Education Authority, Ser 2011-2, Cl A3
1.276%, 10/27/2036 (C)	1,750	1,721
Carrington Mortgage Loan Trust, Ser 2005-NC4, Cl A3
0.579%, 09/25/2035 (C)	1,628	1,600
CIT Education Loan Trust, Ser 2007-1, Cl A
0.341%, 03/25/2042 (C) (D)	1,814	1,659
Citicorp Residential Mortgage Trust, Ser 2007-1, Cl A5
6.046%, 03/25/2037	1,970	1,784
CNH Equipment Trust, Ser 2013-C, Cl A2
0.630%, 01/17/2017	605	605

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Conseco Finance Home Improvement Loan Trust, Ser 2000-E, Cl M1
8.130%, 08/15/2031 (C)	$228	$229
Conseco Financial, Ser 1993-4, Cl A5
7.050%, 01/15/2019	227	235
Conseco Financial, Ser 1996-5, Cl A6
7.750%, 07/15/2027	120	121
Countrywide Asset-Backed Certificates, Ser 2003-BC2, Cl 2A1
0.779%, 06/25/2033 (C)	38	36
Countrywide Asset-Backed Certificates, Ser 2005-4, Cl MV1
0.639%, 10/25/2035 (C)	949	948
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A2
0.984%, 10/25/2047 (C)	4,188	3,506
Countrywide Home Equity Loan Trust, Ser 2006-HW, Cl 2A1B
0.334%, 11/15/2036 (C)	159	132
Credit-Based Asset Servicing and Securities, Ser 2006-CB3, Cl AV4
0.450%, 03/25/2036	5,000	3,253
Cronos Containers Program, Ser 2012-1A, Cl A
4.210%, 05/18/2027 (D)	910	923
Cronos Containers Program, Ser 2012-2A, Cl A
3.810%, 09/18/2027 (D)	675	681
CWABS Revolving Home Equity Loan Trust, Ser 2004-K, Cl 2A
0.482%, 02/15/2034 (C)	619	521
Detroit Edison Securitization Funding LLC, Ser 2001-1, Cl A6
6.620%, 03/01/2016	1,390	1,469
Educational Funding of the South, Ser 2011-1, Cl A2
0.916%, 04/25/2035 (C)	2,100	2,087
FFMLT Trust, Ser 2005-FF8, Cl M1
0.669%, 09/25/2035 (C)	3,700	3,166
Ford Credit Floorplan Master Owner Trust, Ser 2011-1, Cl A1
2.120%, 02/15/2016	765	769
Ford Credit Floorplan Master Owner Trust, Ser 2012-1, Cl A
0.652%, 01/15/2016 (C)	279	279
Ford Credit Floorplan Master Owner Trust, Ser 2012-4, Cl A1
0.740%, 09/15/2016	1,245	1,246

SEI Institutional Managed Trust / Annual Report / September 30, 2013	101

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Ford Credit Floorplan Master Owner Trust, Ser 2013-5, Cl A1
0.850%, 09/15/2018	$270	$271
GE Seaco Finance, Ser 2005-1A, Cl A
0.430%, 11/17/2020 (C) (D)	1,706	1,686
Green Tree, Ser 2008-MH1, Cl A2
8.970%, 04/25/2038 (C) (D)	1,837	2,010
Green Tree, Ser 2008-MH1, Cl A3
8.970%, 04/25/2038 (C) (D)	1,462	1,600
Greenpoint Manufactured Housing, Ser 1999-2, Cl A2
2.949%, 03/18/2029 (C)	575	494
Greenpoint Manufactured Housing, Ser 1999-3, Cl 1A7
7.270%, 06/15/2029	1,204	1,214
Greenpoint Manufactured Housing, Ser 1999-3, Cl 2A2
3.584%, 06/19/2029 (C)	325	272
Greenpoint Manufactured Housing, Ser 1999-4, Cl A2
3.684%, 02/20/2030 (C)	375	312
Greenpoint Manufactured Housing, Ser 2001-2, Cl IA2
3.693%, 02/20/2032 (C)	400	356
Greenpoint Manufactured Housing, Ser 2001-2, Cl IIA2
3.692%, 03/13/2032 (C)	575	502
GSAMP Trust, Ser 2003-SEA, Cl A1
0.584%, 02/25/2033 (C)	1,850	1,676
GSAMP Trust, Ser 2006-HE3, Cl A2D
0.429%, 05/25/2046 (C)	3,300	2,076
GSAMP Trust, Ser 2006-SEA1, Cl A
0.484%, 05/25/2036 (C) (D)	267	261
HSI Asset Securitization Trust, Ser 2005-I1, Cl 2A3
0.469%, 11/25/2035 (C)	2,207	1,767
HSI Asset Securitization Trust, Ser 2006-OPT3, Cl 3A3
0.359%, 02/25/2036 (C)	754	687
Latitude CLO II, Ser 2006-2A, Cl A2
0.584%, 12/15/2018 (C) (D)	1,000	975
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 09/15/2018	1,209	1,273
Lehman XS Trust, Ser 2005-5N, Cl 1A1
0.484%, 11/25/2035 (C)	1,101	904
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/2038	2,804	2,993

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
0.376%, 10/25/2033 (C)	$1,709	$1,636
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
0.350%, 03/23/2037 (C)	1,343	1,289
Nelnet Student Loan Trust, Ser 2006-1, Cl A4
0.352%, 11/23/2022 (C)	1,478	1,474
Nelnet Student Loan Trust, Ser 2006-2, Cl A4
0.346%, 10/26/2026 (C)	1,903	1,897
Nelnet Student Loan Trust, Ser 2007-1, Cl A1
0.272%, 11/27/2018 (C)	357	356
Nelnet Student Loan Trust, Ser 2007-1, Cl A3
0.332%, 05/27/2025 (C)	944	907
Nelnet Student Loan Trust, Ser 2007-2A, Cl A3L
0.601%, 03/25/2026 (C) (D)	2,634	2,600
Nelnet Student Loan Trust, Ser 2010-4A, Cl A
0.979%, 04/25/2046 (C) (D)	427	431
Neptune Finance CCS Ltd., Ser 2008-1A, Cl A
0.881%, 04/20/2020 (C) (D)	1,725	1,721
North Carolina State Education Assistance Authority, Ser 2011-2, Cl A2
1.066%, 07/25/2025 (C)	1,000	1,003
Octagon Investment Partners XI Ltd., Ser 2007-1A, Cl A1B
0.522%, 08/25/2021 (C) (D)	1,700	1,649
OHA Credit Partners VII Ltd., Ser 2012-7A, Cl A
1.684%, 11/20/2023 (C) (D)	1,750	1,750
Origen Manufactured Housing, Ser 2006-A, Cl A2
2.662%, 10/15/2037 (C)	2,796	2,324
Park Place Securities Asset-Backed Pass-Through Certificates, Ser 2004-WCW1, Cl M2
0.859%, 09/25/2034 (C)	3,023	2,978
Residential Asset Mortgage Products Trust, Ser 2003-RS11, Cl MII1
1.279%, 12/25/2033 (C)	188	152
Residential Asset Mortgage Products Trust, Ser 2003-RS2, Cl AII
0.864%, 03/25/2033 (C)	36	31
RSB Bondco LLC, Ser 2007-A, Cl A3
5.820%, 06/28/2019	775	880

102	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Scholar Funding Trust, Ser 2011-A, Cl A
1.164%, 10/28/2043 (C) (D)	$1,384	$1,377
SLC Student Loan Trust, Ser 2007-1, Cl A4
0.324%, 05/15/2029 (C)	1,300	1,245
SLC Student Loan Trust, Ser 2007-2, Cl A2
0.664%, 05/15/2028 (C)	348	346
SLM Private Education Loan Trust, Ser 2011-C, Cl A1
1.582%, 12/15/2023 (C) (D)	997	1,001
SLM Private Education Loan Trust, Ser 2012-A, Cl A1
1.582%, 08/15/2025 (C) (D)	1,385	1,396
SLM Private Education Loan Trust, Ser 2012-B, Cl A1
1.282%, 12/15/2021 (C) (D)	924	927
SLM Private Education Loan Trust, Ser 2012-C, Cl A1
1.282%, 08/15/2023 (C) (D)	686	689
SLM Private Education Loan Trust, Ser 2012-E, Cl A1
0.932%, 10/16/2023 (C) (D)	1,298	1,294
SLM Private Education Loan Trust, Ser 2012-E, Cl A2B
1.932%, 06/15/2045 (C) (D)	1,227	1,247
SLM Private Education Loan Trust, Ser 2013-1, Cl B
1.979%, 11/25/2043 (C)	245	241
SLM Private Education Loan Trust, Ser 2013-A, Cl A1
0.782%, 08/15/2022 (C) (D)	518	514
SLM Private Education Loan Trust, Ser 2013-B, Cl A1
0.832%, 07/15/2022 (C) (D)	400	398
SLM Private Education Loan Trust, Ser 2013-B, Cl A2A
1.850%, 06/17/2030 (D)	1,830	1,769
SLM Student Loan Trust, Ser 2000-A, Cl A2
0.454%, 10/28/2028 (C)	506	504
SLM Student Loan Trust, Ser 2003-11, Cl A6
0.544%, 12/15/2025 (C) (D)	850	842
SLM Student Loan Trust, Ser 2004-8A, Cl A5
0.766%, 04/25/2024 (C) (D)	1,517	1,521
SLM Student Loan Trust, Ser 2005-5, Cl A3
0.366%, 04/25/2025 (C)	123	122
SLM Student Loan Trust, Ser 2005-6, Cl A5B
1.466%, 07/27/2026 (C)	554	562

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
SLM Student Loan Trust, Ser 2005-9, Cl A4
0.366%, 01/25/2023 (C)	$177	$177
SLM Student Loan Trust, Ser 2006-2, Cl A6
0.436%, 01/25/2041 (C)	1,900	1,650
SLM Student Loan Trust, Ser 2006-5, Cl A5
0.376%, 01/25/2027 (C)	1,540	1,507
SLM Student Loan Trust, Ser 2006-7, Cl A4
0.336%, 04/25/2022 (C)	305	304
SLM Student Loan Trust, Ser 2006-8, Cl A6
0.426%, 01/25/2041 (C)	1,900	1,650
SLM Student Loan Trust, Ser 2007-2, Cl B
0.436%, 07/25/2025 (C)	391	338
SLM Student Loan Trust, Ser 2010-1, Cl A
0.579%, 03/25/2025 (C)	911	908
SLM Student Loan Trust, Ser 2012-1, Cl A3
1.129%, 09/25/2028 (C)	1,910	1,933
SLM Student Loan Trust, Ser 2012-6, Cl B
1.179%, 04/27/2043 (C)	564	505
SLM Student Loan Trust, Ser 2013-2, Cl B
1.679%, 06/25/2043 (C)	281	265
SLM Student Loan Trust, Ser 2013-3, Cl A2
0.479%, 05/26/2020 (C)	551	548
SLM Student Loan Trust, Ser 2013-3, Cl B
1.679%, 09/25/2043 (C)	291	278
SLM Student Loan Trust, Ser 2013-4, Cl A
0.729%, 06/25/2027 (C)	1,499	1,499
SLM Student Loan Trust, Ser 2013-5, Cl A2
0.627%, 10/26/2020 (C)	403	402
SLM Student Loan Trust, Ser 2013-9, Cl A6
0.816%, 10/26/2026 (C)	1,926	1,699
SLM Student Loan Trust, Ser 2013-C, Cl A1
1.030%, 02/15/2022	928	928
SLM Student Loan Trust, Ser 2013-C, Cl A2A
3.130%, 10/15/2031	843	852
SMS Student Loan Trust, Ser 2000-B, Cl A2
0.464%, 04/28/2029 (C)	406	405

SEI Institutional Managed Trust / Annual Report / September 30, 2013	103

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Sound Point CLO Ltd., Ser 2012-1A, Cl C
3.576%, 10/20/2023 (C) (D)	$750	$746
Structured Asset Securities Mortgage Loan Trust, Ser 2008-BC4, Cl A3
0.434%, 11/25/2037 (C)	1,679	1,624
SunTrust Student Loan Trust, Ser 2006-1A, Cl A3
0.384%, 01/30/2023 (C) (D)	1,834	1,815
Symphony CLO Ltd., Ser 2012-9A, Cl C
3.518%, 04/16/2022 (C) (D)	750	750
TAL Advantage I, Ser 2006-1A, Cl N
0.370%, 04/20/2021 (C) (D)	749	738
TAL Advantage I, Ser 2010-2A, Cl A
4.300%, 10/20/2025 (D)	1,116	1,120
TAL Advantage I, Ser 2011-1A, Cl A
4.600%, 01/20/2026 (D)	183	186
Textainer Marine Containers, Ser 2005-1A, Cl A
0.430%, 05/15/2020 (C) (D)	754	746
Trinity Rail Leasing L.P., Ser 2006-1A, Cl A1
5.900%, 05/14/2036 (D)	1,103	1,222
Trip Rail Master Funding LLC, Ser 2011-1A, Cl A1A
4.370%, 07/15/2041 (D)	1,630	1,723
Triton Container Finance LLC, Ser 2006-1A, Cl N
0.350%, 11/26/2021 (C) (D)	1,393	1,367
Triton Container Finance LLC, Ser 2007-1A, Cl N
0.320%, 02/26/2019 (C) (D)	549	544
Wells Fargo Home Equity Asset-Backed SecuritiesTrust, Ser 2006-2, Cl A4
0.434%, 07/25/2036 (C)	4,000	3,581

		131,308

Total Asset-Backed Securities (Cost $202,046) ($ Thousands)		203,859

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.0%
FHLB
5.500%, 07/15/2036	1,580	1,867
2.500%, 05/26/2015 (G)	3,410	3,271
FHLMC
6.750%, 03/15/2031	1,170	1,586
1.350%, 04/29/2014	560	564
0.100%, 12/09/2013 (B) (I)	730	730

Description	Face Amount ($ Thousands)		Market Value ($ Thousands)
FICO STRIPS
9.800%, 04/06/2018		$850	$1,157
9.700%, 04/05/2019		1,050	1,466
8.600%, 09/26/2019		2,490	3,368
0.092%, 11/02/2018 (F)		1,800	1,660
0.091%, 08/03/2018 (F)		1,820	1,679
0.090%, 04/06/2018 (F)		1,550	1,441
0.080%, 09/26/2019 (F)		100	88
0.070%, 06/06/2019 (F)		250	224
0.060%, 03/07/2019 (F)		770	698
0.050%, 02/08/2018 (F)		510	478
0.040%, 08/03/2018 (F)		780	724
0.030%, 08/03/2018 (F)		820	756
0.020%, 08/03/2018 (F)		1,470	1,356
0.010%, 05/11/2018 (F)		3,295	3,056
FNMA
6.250%, 05/15/2029		2,110	2,701
6.001%, 10/09/2019 (F)		1,520	1,289
0.120%, 02/24/2014		570	570
Resolution Funding STRIPS
1.593%, 07/15/2020 (F)		820	696
Tennessee Valley Authority
5.250%, 09/15/2039		880	959
4.625%, 09/15/2060		1,370	1,299
3.875%, 02/15/2021		1,510	1,622
1.750%, 10/15/2018		3,140	3,132

Total U.S. Government Agency Obligations (Cost $35,463) ($ Thousands)			38,437

SOVEREIGN DEBT — 1.7%
Banco Nacional de Desenvolvimento Economico e Social
5.750%, 09/26/2023 (D)		430	430
3.375%, 09/26/2016 (D)		240	241
Brazil Notas do Tesouro Nacional Serie F
10.000%, 01/01/2021	BRL	7,250	3,013
FMS Wertmanagement AoeR
1.000%, 11/21/2017		640	630
Japan Bank for International Cooperation
3.375%, 07/31/2023		675	677
1.750%, 07/31/2018 (E)		1,185	1,181
Japan Finance Organization for Municipalities
4.000%, 01/13/2021		1,800	1,938
Kommunalbanken
1.125%, 05/23/2018 (D)		3,420	3,327
Mexican Bonos
8.000%, 06/11/2020	MXP	32,070	2,773
6.500%, 06/09/2022	MXP	73,089	5,749

104	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Description	Face Amount ($ Thousands)		Market Value ($ Thousands)
Mexico Government International Bond MTN
5.750%, 10/12/2110		$1,512	$1,421
4.750%, 03/08/2044		1,180	1,068
4.000%, 10/02/2023		126	125
Province of Ontario Canada
0.950%, 05/26/2015		900	907
Province of Quebec Canada
2.625%, 02/13/2023		685	637
Republic of Korea
3.875%, 09/11/2023		520	529
Russian Federal Bond -OFZ
7.000%, 01/25/2023	RUB	102,310	3,119
Russian Foreign Bond - Eurobond
4.875%, 09/16/2023 (D)		800	818
Slovakia Government International Bond
4.375%, 05/21/2022 (D) (E)		1,545	1,594
Slovenia Government International Bond
5.850%, 05/10/2023 (D)		310	295
5.500%, 10/26/2022 (D)		403	375
4.750%, 05/10/2018 (D) (E)		1,010	972
Spain Government International Bond MTN
4.000%, 03/06/2018 (D)		500	508
United Mexican States MTN
6.050%, 01/11/2040		248	271

Total Sovereign Debt (Cost $33,229) ($ Thousands)			32,598

MUNICIPAL BONDS — 1.2%
Arizona State University, Ser A, RB Callable 07/01/20 @ 100
5.000%, 07/01/2043		90	93
Brazos, Higher Education Authority, Ser2006-2, RB
0.283%, 12/26/2024 (C)		560	538
City of Houston, Ser A, GO
6.290%, 03/01/2032		1,850	2,087
City of New York, Ser J, GO Callable 08/01/23 @ 100
5.000%, 08/01/2025		110	126
City of Richmond, Ser A, GO Callable 03/01/23 @ 100
5.000%, 03/01/2027		90	101
5.000%, 03/01/2028		90	101
5.000%, 03/01/2029		100	111
City Public Service Board of San Antonio, RB Callable 02/01/23 @ 100
5.000%, 02/01/2043		320	332

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
County of Clark, Ser C, RB
6.820%, 07/01/2045	$510	$634
Los Angeles, Community College District, GO
6.750%, 08/01/2049	490	606
New Jersey, Economic Development Authority, RB Callable 06/15/23 @ 100
5.000%, 06/15/2046	120	123
New Jersey State, Turnpike Authority, Ser A, RB Callable 07/01/22 @ 100
5.000%, 01/01/2043	130	132
New Jersey State, Turnpike Authority, Ser C, RB
7.102%, 01/01/2041	620	783
New Jersey, Transportation Trust Fund Authority, Ser A, RB Callable 06/15/22 @ 100
5.000%, 06/15/2042	210	213
New Jersey, Transportation Trust Fund Authority, Ser AA, RB Callable 06/15/22 @ 100
5.000%, 06/15/2038	290	296
New York City, Water & Sewer System, Ser BB, RB Callable 12/15/22 @ 100
5.000%, 06/15/2047	90	93
New York City, Water & Sewer System, Ser EE, RB Callable 06/15/2023 @ 100
5.000%, 06/15/2047	90	93
New York, Liberty Development, RB Callable 12/15/21 @ 100
5.000%, 12/15/2041	170	173
New York State, Dormitory Authority, Ser A, RB Callable 12/15/22 @ 100
5.000%, 12/15/2026	80	90
5.000%, 12/15/2027	210	235
New York State, Urban Development, Ser C, RB Callable 03/15/23 @ 100
5.000%, 03/15/2027	400	449
North Texas, Tollway Authority, Ser B, RB
6.718%, 01/01/2049	564	679
Northeast Ohio, Regional Sewer District, RB Callable 05/15/23 @ 100
5.000%, 11/15/2043	190	198

SEI Institutional Managed Trust / Annual Report / September 30, 2013	105

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Ohio State, Turnpike Commission, RB Callable 02/15/23 @ 100
5.000%, 02/15/2048	$390	$394
Ohio State, Turnpike Commission, Ser A, RB Callable 02/15/23 @ 100
5.000%, 02/15/2048	170	175
Ohio State University, Ser A, RB
4.800%, 06/01/2111	202	175
Pennsylvania, Turnpike Commission, Ser C, RB Callable 12/01/23 @ 100
5.000%, 12/01/2043	140	142
Port Authority of New York & New Jersey, RB
4.458%, 10/01/2062	660	558
Private Colleges & Universities Authority, Ser A, RB Callable 10/01/23 @ 100
5.000%, 10/01/2043	190	202
South Carolina, Student Loan, Ser A2, RB, GTD STD LNS
0.381%, 12/01/2020 (C)	1,850	1,829
State of California, GO Callable 09/01/23 @ 100
5.000%, 09/01/2025	250	283
State of California, GO Callable 04/01/22 @ 100
5.000%, 04/01/2042	240	245
State of California, GO
7.600%, 11/01/2040	450	593
7.300%, 10/01/2039	790	994
6.650%, 03/01/2022	610	729
6.200%, 03/01/2019	1,775	2,074
State of California, Ser B, GO
5.000%, 09/01/2023	350	408
State of Connecticut, Ser C, GO Callable 07/15/23 @ 100
5.000%, 07/15/2024	120	140
State of Illinois, GO
5.877%, 03/01/2019	2,260	2,425
5.365%, 03/01/2017	315	341
5.100%, 06/01/2033	2,725	2,416
State of Texas, GO
5.517%, 04/01/2039	850	958
Utah, Transit Authority, RB Callable 06/15/22 @ 100
5.000%, 06/15/2042	340	347

Total Municipal Bonds (Cost $22,516) ($ Thousands)		23,714

LOAN PARTICIPATIONS — 1.2%
Advanced Disposal Services
4.250%, 10/05/2019	310	310

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
AMR
4.750%, 06/21/2019	$650	$645
Amscan Holdings
4.250%, 07/23/2019	460	458
Aramark, Term Loan
3.776%, 07/26/2016	133	133
Aramark, Term Loan B
3.698%, 07/26/2016	285	285
Brickman Group Holdings, Term Loan
3.259%, 10/14/2016	988	989
Charter Communications, Term Loan, 1st Lien
3.000%, 01/19/2021	700	692
Crown Castle, Term Loan, 1st Lien
3.250%, 01/31/2019	494	487
CSC Holdings, Term Loan B
2.682%, 04/17/2020	700	691
Del Monte Foods, Term Loan
4.000%, 03/08/2018	1,270	1,264
Dunkin’ Brands, Term Loan B-3
3.750%, 02/14/2020	740	738
First Data, 1st Lien Term Loan
4.180%, 09/24/2018	1,000	989
First Data, Term Loan
4.184%, 03/24/2018	1,515	1,498
Fortescue Metals Group, Term Loan Cov-Lite
5.250%, 10/18/2017	1,290	1,293
Gardner Denver, Term Loan, 1st Lien
4.250%, 07/30/2020	520	514
H.J. Heinz
3.250%, 03/27/2019	150	150
H.J. Heinz, Term Loan B2
3.500%, 06/07/2020	650	651
Hilton Hotels, Term Loan B, Cov-Lite 1st Lien
0.000%, 09/23/2020 (A)	320	319
Intelsat Jackson Holdings, Term Loan B1
4.250%, 04/02/2018	695	696
Las Vegas Sands, Term Loan B
2.690%, 05/23/2014	1,066	1,063
Michaels Stores, Term Loan, Tranche 1
3.750%, 01/28/2020	479	478
Neiman Marcus Group, Term Loan
4.000%, 05/16/2018	608	607
NRG Energy, Term Loan
2.750%, 07/01/2018	650	645
Par Pharmaceutical
4.250%, 09/18/2019	660	657

106	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)
Phillip Van-Heusen, Term Loan B, Tranche 1
3.250%, 02/13/2020	$290	$289
Schaeffler AG, Term Loan C, 1st Lien
4.250%, 01/27/2017	400	401
Silver II Acquisition, Term Loan
4.000%, 12/13/2019	630	624
SunGard Data Systems, Term Loan E
4.000%, 03/08/2020	818	819
Supervalu, 1st Lien Term Loan B
5.000%, 03/21/2019	649	647
Telesat Canada, Term Loan B
3.500%, 03/28/2019	495	492
Univision Communications
4.500%, 03/01/2020	1,738	1,717
Virgin Media, Term Loan B
3.500%, 06/05/2020	740	735
Wendy’s / Arby’s Group
3.250%, 05/15/2019	711	708
Windstream, Term Loan B4
3.500%, 01/23/2020	200	199

Total Loan Participations (Cost $22,926) ($ Thousands)		22,883

PREFERRED STOCK — 0.1%
Citigroup Capital XIII 7.88% (C)	24,750	680

Total Preferred Stock (Cost $647) ($ Thousands)		680

U.S. TREASURY OBLIGATIONS — 17.9%
U.S. Treasury Bills (F)
0.078%, 11/14/2013 (E)	3,500	3,500
0.030%, 12/05/2013 (I)	447	447
U.S. Treasury Bonds
7.625%, 02/15/2025	2,950	4,357
4.375%, 05/15/2041	1,432	1,619
3.625%, 08/15/2043 (E)	11,207	11,078
3.125%, 11/15/2041	20,240	18,251
3.125%, 02/15/2042	17,615	15,859
3.125%, 02/15/2043	1,524	1,365
3.000%, 05/15/2042	1,030	902
2.875%, 05/15/2043 (E)	13,232	11,231
2.750%, 08/15/2042 (I)	11,557	9,580
2.750%, 11/15/2042 (E)	10,429	8,632
U.S. Treasury Inflation Protected Securities
2.125%, 02/15/2040	919	1,087
2.125%, 02/15/2041	5,360	6,349
2.000%, 07/15/2014	17,164	17,597

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)
1.250%, 04/15/2014	$5,458	$5,502
0.750%, 02/15/2042	1,303	1,115
0.500%, 04/15/2015	8,995	9,189
0.125%, 04/15/2016	10,969	11,257
0.125%, 04/15/2017	19,237	19,837
0.125%, 04/15/2018	9,590	9,879
U.S. Treasury Notes
3.500%, 02/15/2018	3,340	3,669
3.125%, 04/30/2017	8,471	9,141
2.750%, 10/31/2013	6,875	6,890
2.750%, 11/30/2016	1,756	1,867
2.500%, 08/15/2023	7,529	7,452
2.000%, 09/30/2020	1,255	1,254
2.000%, 02/15/2023	15,100	14,382
1.750%, 05/15/2023 (E)	9,980	9,248
1.500%, 12/31/2013	4,495	4,509
1.500%, 08/31/2018	4,741	4,772
1.375%, 11/30/2015	1,966	2,008
1.375%, 06/30/2018 (E)	12,825	12,858
1.375%, 07/31/2018	4,448	4,456
1.375%, 09/30/2018	27,982	27,962
1.000%, 03/31/2017	4,413	4,433
0.875%, 09/15/2016	5,645	5,686
0.625%, 08/15/2016	16,212	16,221
0.375%, 06/30/2015	8,095	8,109
0.375%, 08/31/2015	14,568	14,585
0.375%, 11/15/2015	100	100
0.250%, 07/31/2015	1,521	1,520
0.250%, 10/15/2015	10,302	10,283
U.S. Treasury STRIPS
2.638%, 11/15/2027 (F)	5,135	3,204

Total U.S. Treasury Obligations (Cost $350,988) ($ Thousands)		343,242

AFFILIATED PARTNERSHIP — 4.6%
SEI Liquidity Fund, L.P. 0.070%**† (H)	88,894,643	88,895

Total Affiliated Partnership (Cost $88,895) ($ Thousands)		88,895

CASH EQUIVALENT — 3.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**†	67,809,716	67,810

Total Cash Equivalent (Cost $67,810) ($ Thousands)		67,810

Total Investments — 113.0% (Cost $2,147,084) ($ Thousands)		$2,168,299

SEI Institutional Managed Trust / Annual Report / September 30, 2013	107

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Concluded)

September 30, 2013

Description	Contracts	Market Value ($ Thousands)

PURCHASED SWAPTIONS — 0.1%*††
April 2018, 3-Month LIBOR Put, Expires: 03/15/2018, Strike Rate: 4.500%	4,800,000	$506
April 2018, 3-Month LIBOR Put, Expires: 04/09/2018, Strike Rate: 4.500%	5,810,000	564
March 2018, 3-Month LIBOR Put, Expires: 03/15/2018, Strike Rate: 4.500%	4,800,000	507

Total Purchased Swaption (Cost $1,055) ($ Thousands)		$1,577

WRITTEN OPTIONS — 0.0%*††
November 2020, U.S. CPI Consumers NSA Call, Expires: 11/21/2020, Strike Inflation: 0.000%,	(3,990,000)	$(2)
October 2013, 3-Month LIBOR Put Expires: 10/10/2013, Strike Rate 3.500%	(6,990,000)	—

Total Written Options (Premiums Received $93) ($ Thousands)		$(2)

A list of the open futures contracts held by the Fund at September 30, 2013, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
90-Day Euro$	120	Dec-2014	$23
90-Day Euro$	(120)	Dec-2015	(42)
U.S. 10-Year Treasury Note	(104)	Dec-2013	(200)
U.S. 2-Year Treasury Note	(351)	Dec-2013	(215)
U.S. 5-Year Treasury Note	391	Dec-2013	246
U.S. Long Treasury Bond	(61)	Dec-2013	(210)
U.S. Ultra Long Treasury Bond	(17)	Dec-2013	(28)

			$(426)

For the year ended September 30, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

A list of the open forward foreign currency contracts held by the Fund at September 30, 2013, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Depreciation ($ Thousands)
10/31/13	PHP	140,200	USD	3,212	$(11)
10/31/13	USD	3,238	PHP	140,200	(16)
11/15/13	AUD	3,350	USD	3,068	(65)
11/15/13	EUR	12,876	USD	17,094	(335)
11/15/13	JPY	1,006,730	USD	10,238	(25)

					$(452)

A list of the open forward foreign currency contracts held by the Fund at September 30, 2013, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Depreciation ($ Thousands)
Barclays Capital	$(3,501)	$3,492	$(9)
Citigroup	(27,676)	27,344	(332)
JPMorgan Chase Bank	(6,110)	5,998	(111)

			$(452)

For the year ended September 30, 2013, the total amount of all forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

A list of outstanding OTC swap agreements held by the Fund at September 30, 2013, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation ($ Thousands)
Deutsche Bank	Metlife, Inc.	SELL	1.00	06/20/18	(1,590)	$48

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays Capital	3.49%	3-Month LIBOR	03/15/46	3,370	$359
Barclays Capital	2.42%	3-Month LIBOR	11/15/27	1,620	103
Barclays Capital	2.48%	3-Month LIBOR	11/15/27	1,620	117
Barclays Capital	3-Month LIBOR	3.15%	03/15/26	7,520	(414)
Citigroup	2.71%	3-Month LIBOR	08/15/42	3,245	568
Goldman Sachs	3.13%	3-Month LIBOR	04/09/46	3,550	615
Goldman Sachs	2.80%	3-Month LIBOR	04/09/46	7,870	(675)

					$673

108	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Percentages are based on a Net Assets of $1,918,751 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of September 30, 2013.

†	Investment in Affiliated Security (See Note 6).

††	For the year ended September 30, 2013, the total amount of open purchased swaptions and written options, as presented in the Schedule of Investments, are representative of the volume of activity for these derivative types during the year.

‡	Real Estate Investment Trust.

(1)	In U.S. Dollars unless otherwise indicated.

(A)	Unfunded bank loan. Interest rate not available.

(B)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(C)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of September 30, 2013. The date reported on the Schedule of Investments is the final maturity date.

(D)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(E)	This security or a partial position of this security is on loan at September 30, 2013. The total value of securities on loan at September 30, 2013 was $86,200 ($ Thousands).

(F)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(G)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on September 30, 2013. The coupon on a step bond changes on a specified date.

(H)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total value of such securities as of September 30, 2013 was $88,895 ($ Thousands).

(I)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ABS — Asset-Backed Security

ARM — Adjustable Rate Mortgage

AUD — Australian Dollar

BRL — Brazilian Real

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

GTD STD LNS — Guaranteed Student Loans

IO — Interest Only — face amount represents notional amount

JPY — Japanese Yen

LIBOR — London Inter Bank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

Ltd. — Limited

MTN — Medium Term Note

MXP — Mexican Peso

NCUA — National Credit Union Administration

OTC— Over The Counter

PHP — Philippine Peso

PLC — Public Limited Company

PO — Principal Only

RB — Revenue Bond

RUB — Russian Ruble

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

USD — United States Dollar

The following is a list of the level of inputs used as of September 30, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$776,221	$—	$776,221
Corporate Obligations	—	569,960	—	569,960
Asset-Backed Securities	—	203,859	—	203,859
U.S. Government Agency Obligations	—	38,437	—	38,437
Sovereign Debt	—	32,598	—	32,598
Municipal Bonds	—	23,714	—	23,714
Loan Participations	—	22,883	—	22,883
Preferred Stock	680	—	—	680
U.S. Treasury Obligations	—	343,242	—	343,242
Affiliated Partnership	—	88,895	—	88,895
Cash Equivalent	67,810	—	—	67,810

Total Investments in Securities	$68,490	$2,099,809	$—	$2,168,299

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Swaptions	$—	$1,577	$—	$1,577
Written Options	—	(2)	—	(2)
Futures Contracts*
Unrealized Appreciation	269	—	—	269
Unrealized Depreciation	(695)	—	—	(695)
Forwards Contracts*
Unrealized Depreciation	—	(452)	—	(452)
OTC Swaps
Credit Default Swaps*
Unrealized Appreciation	—	48	—	48
Interest Rate Swaps*
Unrealized Appreciation	—	1,762	—	1,762
Unrealized Depreciation	—	(1,089)	—	(1,089)

Total Other Financial Instruments	$(426)	$1,844	$—	$1,418

*	Futures contracts, forwards contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the year ended September 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended September 30, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Annual Report / September 30, 2013	109

SCHEDULE OF INVESTMENTS

U.S. Fixed Income Fund

September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 39.6%

Agency Mortgage-Backed Obligations — 32.7%
FHLMC
11.000%, 02/17/2021	$161	$164
10.000%, 03/17/2026 to 10/01/2030	789	913
7.500%, 01/01/2032 to 09/01/2038	843	974
6.500%, 10/01/2031 to 09/01/2038	1,361	1,509
6.000%, 08/01/2015 to 09/01/2038	2,104	2,295
5.500%, 06/01/2020 to 01/01/2039	6,113	6,604
5.000%, 03/01/2034 to 04/01/2042	6,862	7,480
4.500%, 04/01/2035 to 11/01/2042	4,071	4,366
4.000%, 06/01/2033 to 07/01/2043	11,100	11,626
3.500%, 03/01/2033 to 08/01/2043	7,447	7,521
3.165%, 02/01/2042	537	548
3.000%, 07/01/2032 to 06/01/2043	2,189	2,136
2.856%, 05/01/2042	371	373
2.673%, 07/01/2042	555	555
2.642%, 09/01/2042	958	954
2.500%, 11/01/2027 to 05/01/2028	1,580	1,592
2.375%, 01/13/2022	1,500	1,460
1.250%, 10/02/2019	70	67
0.500%, 09/14/2015	1,870	1,871
0.100%, 12/18/2013 (G)	140	140
0.084%, 01/27/2014	1,900	1,900

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FHLMC ARM (C)
6.479%, 10/01/2037	$212	$231
6.354%, 02/01/2037	76	81
6.012%, 04/01/2037	18	20
5.556%, 06/01/2037	134	143
5.074%, 11/01/2036	64	68
5.055%, 07/01/2036	113	122
4.989%, 01/01/2035	100	106
4.916%, 02/01/2036	333	354
3.363%, 03/01/2036	815	876
3.069%, 11/01/2036	50	53
3.054%, 03/01/2037	242	257
2.930%, 05/01/2037	481	512
2.902%, 04/01/2037	113	120
2.888%, 05/01/2037	360	386
2.751%, 05/01/2038	190	203
2.550%, 10/01/2037	59	63
2.240%, 07/01/2043	1,875	1,883
2.117%, 05/01/2037	290	306
2.050%, 04/01/2037	45	48
1.838%, 05/01/2043	2	2
FHLMC CMO, Ser 1591, Cl PV
6.250%, 10/15/2023	777	858
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	320	364
FHLMC CMO, Ser 2002-48, Cl 1A
5.931%, 07/25/2033 (C)	7	8
FHLMC CMO, Ser 2003-57, Cl 1A3
7.500%, 07/25/2043	72	84
FHLMC CMO, Ser 2004-59, Cl 1A3
7.500%, 10/25/2043	100	121
FHLMC CMO, Ser 2004-60, Cl 1A3
7.500%, 03/25/2044	105	127
FHLMC CMO, Ser 2005-2945, Cl SA
11.966%, 03/15/2020 (C)	50	58
FHLMC CMO, Ser 2005-2967, Cl EA, PO
0.000%, 04/15/2020	123	122
FHLMC CMO, Ser 2005-2980, Cl QA
6.000%, 05/15/2035	183	204
FHLMC CMO, Ser 2005-3077, Cl TO, PO
0.000%, 04/15/2035	141	136
FHLMC CMO, Ser 2006-3117, Cl OG, PO
0.000%, 02/15/2036	158	155
FHLMC CMO, Ser 2006-3153, Cl EO, PO
0.000%, 05/15/2036	104	97
FHLMC CMO, Ser 2006-3200, Cl PO, PO
0.000%, 08/15/2036	143	136
FHLMC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	341	376

110	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FHLMC CMO, Ser 2007-3316, Cl JO, PO
0.000%, 05/15/2037	$30	$29
FHLMC CMO, Ser 2007-3318, Cl DB
6.000%, 05/15/2027	334	369
FHLMC CMO, Ser 2007-3385, Cl SN, IO
5.818%, 11/15/2037 (C)	117	15
FHLMC CMO, Ser 2008-3451, Cl SA, IO
5.868%, 05/15/2038 (C)	141	21
FHLMC CMO, Ser 2008-3461, Cl LZ
6.000%, 06/15/2038	105	117
FHLMC CMO, Ser 2009-3510, Cl OD, PO
0.000%, 02/15/2037	145	133
FHLMC CMO, Ser 2009-3529, Cl AG
6.500%, 04/15/2039	82	90
FHLMC CMO, Ser 2009-3604, Cl PO, PO
0.000%, 05/15/2036	246	226
FHLMC CMO, Ser 2009-3607, Cl TO, PO
0.000%, 10/15/2039	155	145
FHLMC CMO, Ser 2010-3621, Cl BO, PO
0.000%, 01/15/2040	84	79
FHLMC CMO, Ser 2010-3664, Cl DA
4.000%, 11/15/2037	1,557	1,681
FHLMC CMO, Ser 2010-3704, Cl CT
7.000%, 12/15/2036	628	757
FHLMC CMO, Ser 2010-3714, Cl IP, IO
5.000%, 08/15/2040	317	53
FHLMC CMO, Ser 2010-3739, Cl LI, IO
4.000%, 03/15/2034	347	23
FHLMC CMO, Ser 2010-3747, Cl HI, IO
4.500%, 07/15/2037	525	55
FHLMC CMO, Ser 2010-3756, Cl IP, IO
4.000%, 08/15/2035	271	12
FHLMC CMO, Ser 2010-3759, Cl HI, IO
4.000%, 08/15/2037	461	55
FHLMC CMO, Ser 2010-3760, Cl GI, IO
4.000%, 10/15/2037	233	25
FHLMC CMO, Ser 2011-3800, Cl AI, IO
4.000%, 11/15/2029	388	44
FHLMC CMO, Ser 2011-3804, Cl FN
0.632%, 03/15/2039 (C)	604	602

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FHLMC CMO, Ser 2011-3819, Cl ZQ
6.000%, 04/15/2036	$1,003	$1,105
FHLMC CMO, Ser 2011-3852, Cl QN
5.500%, 05/15/2041 (C)	171	181
FHLMC CMO, Ser 2011-3876, Cl NB
5.000%, 08/15/2038	367	398
FHLMC CMO, Ser 2011-3925, Cl FL
0.632%, 01/15/2041 (C)	834	836
FHLMC CMO, Ser 2011-3947, Cl SG, IO
5.768%, 10/15/2041 (C)	1,060	201
FHLMC CMO, Ser 2011-3957, Cl B
4.000%, 11/15/2041	835	857
FHLMC CMO, Ser 2012-279, Cl F6
0.632%, 09/15/2042 (C)	477	475
FHLMC CMO, Ser 2012-281, Cl F1
0.682%, 10/15/2042 (C)	476	475
FHLMC CMO, Ser 2012-4116, Cl LS, IO
6.018%, 10/15/2042 (C)	815	179
FHLMC CMO, Ser 2013-299, Cl 300
3.000%, 01/15/2043	963	964
FHLMC CMO, Ser 2013-310, Cl PO, PO
0.000%, 09/15/2043	597	428
FHLMC CMO, Ser 2013-4203, Cl PS, IO
6.068%, 09/15/2042 (C)	685	138
FHLMC CMO, Ser 2013-4206, Cl CZ
3.000%, 05/15/2043	101	78
FHLMC CMO, Ser 2013-4210, Cl Z
3.000%, 05/15/2043	197	161
FHLMC CMO, Ser 2013-4219, Cl JA
3.500%, 08/15/2039	991	1,012
FHLMC CMO, Ser 2013-4226, Cl GZ
3.000%, 07/15/2043	100	78
FHLMC CMO, Ser 2033, Cl HC
6.500%, 02/15/2028	131	147
FHLMC CMO, Ser 2075, Cl D
6.500%, 08/15/2028	243	275
FHLMC CMO, Ser 239, Cl S30, IO
7.518%, 08/15/2036 (C)	296	46
FHLMC CMO, Ser 2434, Cl ZA
6.500%, 04/15/2032	287	322
FHLMC CMO, Ser 2458, Cl ZM
6.500%, 06/15/2032	206	233
FHLMC CMO, Ser 2631, Cl SA
14.516%, 06/15/2033 (C)	93	120
FHLMC CMO, Ser 2725, Cl SC
8.794%, 11/15/2033 (C)	33	37
FHLMC CMO, Ser 2950, Cl JO, PO
0.000%, 03/15/2020	50	50
FHLMC CMO, Ser 3001, Cl HP
21.271%, 05/15/2035 (C)	86	126

SEI Institutional Managed Trust / Annual Report / September 30, 2013	111

SCHEDULE OF INVESTMENTS

U.S. Fixed Income Fund (Continued)

September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FHLMC CMO, Ser 3006, Cl QS
19.673%, 07/15/2035 (C)	$211	$304
FHLMC CMO, Ser 3012, Cl GK
23.930%, 06/15/2035 (C)	119	199
FHLMC CMO, Ser 3217, Cl CX, IO
6.408%, 09/15/2036 (C)	333	46
FHLMC CMO, Ser 3225, Cl EO, PO
0.000%, 10/15/2036	200	188
FHLMC CMO, Ser 3262, Cl SG, IO
6.218%, 01/15/2037 (C)	319	40
FHLMC CMO, Ser 3342, Cl VG
6.000%, 11/15/2023	37	37
FHLMC CMO, Ser 3373, Cl TO, PO
0.000%, 04/15/2037	54	50
FHLMC CMO, Ser 3383, Cl SA, IO
6.268%, 11/15/2037 (C)	324	48
FHLMC CMO, Ser 3422, Cl SE
16.994%, 02/15/2038 (C)	40	55
FHLMC CMO, Ser 3515, Cl PI, IO
5.500%, 07/15/2037	94	8
FHLMC CMO, Ser 3607, Cl BO, PO
0.000%, 04/15/2036	57	53
FHLMC CMO, Ser 3611, Cl PO, PO
0.000%, 07/15/2034	74	69
FHLMC CMO, Ser 3626, Cl MA
5.000%, 02/15/2030	1,209	1,247
FHLMC CMO, Ser 3632, Cl BS
16.892%, 02/15/2040 (C)	100	149
FHLMC CMO, Ser 3688, Cl NI, IO
5.000%, 04/15/2032	556	63
FHLMC CMO, Ser T-42, Cl A5
7.500%, 02/25/2042	719	846
FHLMC CMO, Ser T-51, Cl 1A
6.500%, 09/25/2043 (C)	180	207
FHLMC CMO, Ser T-54, Cl 2A
6.500%, 02/25/2043	118	141
FHLMC CMO, Ser T-54, Cl 3A
7.000%, 02/25/2043	378	451
FHLMC CMO, Ser T-57, Cl 1A2
7.000%, 07/25/2043	484	575
FHLMC CMO, Ser T-58, Cl 4A
7.500%, 09/25/2043	551	660
FHLMC CMO, Ser T-60, Cl 1A2
7.000%, 03/25/2044	189	224
FHLMC CMO, Ser T-76, Cl 2A
3.851%, 10/25/2037 (C)	270	271
FHLMC-GNMA CMO, Ser 1993-21, Cl L
6.250%, 10/25/2023	283	317
FHLMC Multifamily Structured Pass Through Certificates CMO, Ser K021, Cl X1, IO
1.646%, 06/25/2022 (C)	378	37

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FHLMC Multifamily Structured Pass-Through Certificates, Ser 2009-K003, Cl AAB
4.768%, 05/25/2018	$342	$371
FHLMC Multifamily Structured Pass-Through Certificates, Ser 2012-K020, Cl A2
2.373%, 05/25/2022	905	853
FHLMC Multifamily Structured Pass-Through Certificates, Ser K006, Cl AX1, IO
1.208%, 01/25/2020 (C)	1,537	80
FHLMC Multifamily Structured Pass-Through Certificates, Ser K008, Cl X1, IO
1.825%, 06/25/2020 (C)	493	41
FHLMC Multifamily Structured Pass-Through Certificates, Ser K009, Cl X1, IO
1.664%, 08/25/2020 (C)	511	39
FHLMC Multifamily Structured Pass-Through Certificates, Ser K017, Cl X1, IO
1.597%, 12/25/2021 (C)	305	27
FHLMC Multifamily Structured Pass-Through Certificates, Ser K024, Cl X1, IO
1.025%, 09/25/2022 (C)	339	21
FHLMC Multifamily Structured Pass-Through Certificates, Ser K702, Cl X1, IO
1.713%, 02/25/2018 (C)	1,283	75
FNMA
7.500%, 10/01/2037 to 04/01/2039	581	652
7.000%, 04/01/2032 to 01/01/2039	382	443
6.500%, 05/01/2027 to 10/01/2038	1,488	1,686
6.000%, 10/01/2019 to 10/01/2040	7,084	7,804
5.500%, 02/01/2021 to 04/01/2040	7,338	8,031
5.000%, 01/01/2020 to 09/01/2041	21,731	23,755
4.640%, 01/01/2021	486	536
4.540%, 01/01/2020	476	526
4.530%, 12/01/2019	479	529
4.500%, 08/01/2021 to 12/01/2042	5,309	5,729
4.390%, 05/01/2021	250	272
4.380%, 01/01/2021 to 04/01/2021	1,466	1,598
4.369%, 02/01/2020	479	526
4.360%, 05/01/2021	1,000	1,088

112	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
4.303%, 07/01/2021	$1,104	$1,197
4.301%, 01/01/2021	290	317
4.300%, 04/01/2021	249	270
4.291%, 06/01/2021	489	531
4.250%, 04/01/2021	750	810
4.240%, 06/01/2021	997	1,077
4.130%, 08/01/2021	972	1,043
4.066%, 07/01/2020	394	426
4.060%, 07/01/2021	1,000	1,069
4.000%, 09/01/2033 to 08/01/2043	5,673	5,935
3.670%, 07/01/2023	1,000	1,026
3.632%, 12/01/2020	1,221	1,291
3.590%, 12/01/2020	478	501
3.505%, 09/01/2020	952	996
3.500%, 01/01/2026 to 08/01/2043	20,819	21,230
3.430%, 10/01/2020	960	998
3.290%, 10/01/2020	350	362
3.230%, 11/01/2020	345	355
3.027%, 03/01/2042	222	225
3.000%, 03/01/2027 to 06/01/2043	16,171	16,054
2.810%, 06/01/2023	1,000	968
2.770%, 05/01/2022	1,000	981
2.704%, 04/01/2023	1,453	1,396
2.680%, 07/01/2022	1,995	1,938
2.661%, 07/01/2042	627	625
2.629%, 09/01/2043	305	302
2.516%, 09/01/2043	609	615
2.510%, 06/01/2023	498	472
2.500%, 12/01/2022 to 10/01/2042	1,876	1,892
2.460%, 04/01/2023	933	882
2.420%, 06/01/2023	498	468
2.374%, 02/01/2043	142	143
2.306%, 09/01/2043	646	647
2.115%, 02/01/2043	149	149
2.110%, 01/12/2018	591	594
2.042%, 06/01/2043	385	381
2.019%, 05/01/2043	620	614
2.007%, 01/01/2043	136	135
1.710%, 08/01/2043	118	116
FNMA ARM (C)
6.200%, 08/01/2036	47	52
5.806%, 09/01/2037	97	104
5.320%, 01/01/2023	40	44
3.244%, 03/01/2036	218	232
3.185%, 11/01/2036	151	161
2.945%, 09/01/2036	67	70
2.935%, 12/01/2036	473	503
2.906%, 11/01/2036	128	138
2.813%, 12/01/2036	142	152
2.748%, 09/01/2037	4	4

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
2.681%, 07/01/2037	$146	$154
2.591%, 07/01/2037	277	294
2.578%, 04/01/2036 to 04/01/2037	233	248
2.458%, 08/01/2043	85	83
2.423%, 11/01/2037	164	174
2.302%, 11/01/2037	288	305
2.036%, 07/01/2043	145	138
2.031%, 07/01/2043	325	310
1.713%, 07/01/2037	321	340
0.660%, 01/01/2023	494	494
0.555%, 01/01/2023	197	197
0.545%, 01/01/2023	493	493
0.535%, 01/01/2023	500	500
FNMA CMO STRIPS, Ser 2005-360, Cl 2, IO
5.000%, 08/01/2035	488	86
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	164	180
FNMA CMO, Ser 2000-18, Cl EC, PO
0.000%, 10/25/2023	79	76
FNMA CMO, Ser 2001-79, Cl BA
7.000%, 03/25/2045	164	194
FNMA CMO, Ser 2002-33, Cl A2
7.500%, 06/25/2032	78	93
FNMA CMO, Ser 2002-95, Cl DB
6.000%, 01/25/2033	314	357
FNMA CMO, Ser 2003-131, Cl SK
15.842%, 01/25/2034 (C)	109	144
FNMA CMO, Ser 2003-23, Cl EQ
5.500%, 04/25/2023	1,000	1,115
FNMA CMO, Ser 2003-35, Cl EA, PO
0.000%, 05/25/2033	47	43
FNMA CMO, Ser 2004-46, Cl EP, PO
0.000%, 03/25/2034	117	113
FNMA CMO, Ser 2004-52, Cl PX, PO
0.000%, 09/25/2032	45	45
FNMA CMO, Ser 2004-61, Cl BO, PO
0.000%, 10/25/2032	37	37
FNMA CMO, Ser 2004-89, Cl SM
17.383%, 09/25/2024 (C)	396	556
FNMA CMO, Ser 2005-106, Cl US
23.911%, 11/25/2035 (C)	544	862
FNMA CMO, Ser 2005-117, Cl LC
5.500%, 11/25/2035	733	801
FNMA CMO, Ser 2005-5, Cl PA
5.000%, 01/25/2035	101	110
FNMA CMO, Ser 2005-72, Cl SB
16.428%, 08/25/2035 (C)	108	134
FNMA CMO, Ser 2005-90, Cl ES
16.428%, 10/25/2035 (C)	127	178
FNMA CMO, Ser 2006-117, Cl GS, IO
6.471%, 12/25/2036 (C)	110	18

SEI Institutional Managed Trust / Annual Report / September 30, 2013	113

SCHEDULE OF INVESTMENTS

U.S. Fixed Income Fund (Continued)

September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FNMA CMO, Ser 2006-118, Cl A2
0.258%, 12/25/2036 (C)	$163	$160
FNMA CMO, Ser 2006-15, Cl OP, PO
0.000%, 03/25/2036	94	88
FNMA CMO, Ser 2006-27, Cl OH, PO
0.000%, 04/25/2036	95	92
FNMA CMO, Ser 2006-59, Cl QO, PO
0.000%, 01/25/2033	47	47
FNMA CMO, Ser 2006-60, Cl DO, PO
0.000%, 04/25/2035	84	82
FNMA CMO, Ser 2006-63, Cl ZH
6.500%, 07/25/2036	548	619
FNMA CMO, Ser 2006-78, Cl BZ
6.500%, 08/25/2036	107	118
FNMA CMO, Ser 2007-100, Cl SM, IO
6.271%, 10/25/2037 (C)	286	38
FNMA CMO, Ser 2007-101, Cl A2
0.429%, 06/27/2036 (C)	127	125
FNMA CMO, Ser 2007-112, Cl SA, IO
6.271%, 12/25/2037 (C)	308	41
FNMA CMO, Ser 2007-114, Cl A6
0.379%, 10/27/2037 (C)	200	200
FNMA CMO, Ser 2007-116, Cl HI, IO
1.630%, 01/25/2038 (C)	227	16
FNMA CMO, Ser 2007-29, Cl SG
22.070%, 04/25/2037 (C)	48	71
FNMA CMO, Ser 2007-65, Cl KI, IO
6.441%, 07/25/2037 (C)	198	24
FNMA CMO, Ser 2007-72, Cl EK, IO
6.221%, 07/25/2037 (C)	271	35
FNMA CMO, Ser 2007-75, Cl EO, PO
0.000%, 01/25/2036	24	24
FNMA CMO, Ser 2007-77, Cl PD
6.000%, 10/25/2036	1,000	1,082
FNMA CMO, Ser 2007-85, Cl SG
15.803%, 09/25/2037 (C)	74	96
FNMA CMO, Ser 2008-35, Cl IM, IO
0.642%, 10/25/2016 (C)	308	3
FNMA CMO, Ser 2008-4, Cl SD, IO
5.821%, 02/25/2038 (C)	592	73
FNMA CMO, Ser 2008-95, Cl BA
5.000%, 01/25/2024	250	277
FNMA CMO, Ser 2009-103, Cl MB
2.847%, 12/25/2039 (C)	225	241
FNMA CMO, Ser 2009-52, Cl PI, IO
5.000%, 07/25/2039	221	38
FNMA CMO, Ser 2009-70, Cl CO, PO
0.000%, 01/25/2037	211	200
FNMA CMO, Ser 2009-84, Cl WS, IO
5.721%, 10/25/2039 (C)	154	19
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037	1,548	1,499

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FNMA CMO, Ser 2009-86, Cl IP, IO
5.500%, 10/25/2039	$100	$14
FNMA CMO, Ser 2009-86, Cl OT, PO
0.000%, 10/25/2037	181	160
FNMA CMO, Ser 2009-86, Cl UI, IO
4.000%, 10/25/2014	433	14
FNMA CMO, Ser 2009-99, Cl SC, IO
6.001%, 12/25/2039 (C)	188	20
FNMA CMO, Ser 2009-99, Cl WA
6.286%, 12/25/2039 (C)	302	338
FNMA CMO, Ser 2010-1, Cl WA
6.184%, 02/25/2040 (C)	119	130
FNMA CMO, Ser 2010-16, Cl WA
6.428%, 03/25/2040 (C)	143	162
FNMA CMO, Ser 2010-23, Cl KS, IO
6.921%, 02/25/2040 (C)	306	46
FNMA CMO, Ser 2010-35, Cl SB, IO
6.241%, 04/25/2040 (C)	208	28
FNMA CMO, Ser 2010-39, Cl OT, PO
0.000%, 10/25/2035	84	78
FNMA CMO, Ser 2010-68, Cl SA, IO
4.821%, 07/25/2040 (C)	1,042	106
FNMA CMO, Ser 2011-118, Cl MT
7.000%, 11/25/2041	668	778
FNMA CMO, Ser 2011-58, Cl AT
4.000%, 07/25/2041	445	468
FNMA CMO, Ser 2011-87, Cl SG, IO
6.371%, 04/25/2040 (C)	745	159
FNMA CMO, Ser 2012-101, Cl AI, IO
3.000%, 06/25/2027	1,220	153
FNMA CMO, Ser 2012-108, Cl F
0.679%, 10/25/2042 (C)	475	474
FNMA CMO, Ser 2012-112, Cl FD
0.679%, 10/25/2042 (C)	481	480
FNMA CMO, Ser 2012-118, Cl CI
3.500%, 12/25/2039	1,240	226
FNMA CMO, Ser 2012-130, Cl DC
3.000%, 12/25/2042	2,310	2,212
FNMA CMO, Ser 2012-133
2.500%, 07/25/2042	776	758
FNMA CMO, Ser 2012-134, Cl LC
3.000%, 12/25/2042	211	208
FNMA CMO, Ser 2012-14, Cl FG
0.579%, 07/25/2040 (C)	845	849
FNMA CMO, Ser 2012-93, Cl SM, IO
5.921%, 09/25/2042 (C)	560	121
FNMA CMO, Ser 2012-M12, Cl 1A
2.935%, 08/25/2022 (C)	1,195	1,178
FNMA CMO, Ser 2012-M15, Cl A
2.745%, 10/25/2022 (C)	931	898
FNMA CMO, Ser 2013-101, Cl DO, PO
0.000%, 10/25/2043	399	279

114	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FNMA CMO, Ser 2013-4, Cl AJ
3.500%, 02/25/2043	$961	$982
FNMA CMO, Ser 2013-62, Cl SQ, IO
6.571%, 09/25/2032 (C)	876	207
FNMA CMO, Ser 2013-67, Cl KZ
2.500%, 04/25/2043	201	144
FNMA Grantor Trust CMO, Ser 2001-T10, Cl A1
7.000%, 12/25/2041	491	585
FNMA Grantor Trust CMO, Ser 2001-T10, Cl A2
7.500%, 12/25/2041	286	334
FNMA Grantor Trust CMO, Ser 2002-T1, Cl A1
6.500%, 11/25/2031	338	386
FNMA Grantor Trust CMO, Ser 2002-T19, Cl A2
7.000%, 07/25/2042	368	434
FNMA Grantor Trust CMO, Ser 2004-T3, Cl 1A3
7.000%, 02/25/2044	315	360
FNMA Interest CMO, Ser 1998-300, Cl 1, PO
0.000%, 09/01/2024	112	108
FNMA, Ser M4, Cl A2
3.726%, 06/25/2021	905	957
FNMA TBA
5.000%, 10/01/2038	3,300	3,578
4.500%, 10/15/2042	1,300	1,388
4.000%, 10/14/2039 to 10/25/2043	15,635	16,398
3.500%, 10/16/2027 to 10/25/2043	12,915	13,237
3.000%, 10/25/2026 to 10/25/2043	16,330	16,635
2.500%, 10/15/2027 to 10/01/2042	6,645	6,636
FNMA Whole Loan CMO, Ser 2002-W6, Cl 2SI, IO
7.921%, 06/25/2042 (C)	436	104
FNMA Whole Loan CMO, Ser 2003-W1, Cl 2A
6.801%, 12/25/2042 (C)	241	277
FNMA Whole Loan CMO, Ser 2003-W12, Cl 1A8
4.550%, 06/25/2043	201	218
FNMA Whole Loan CMO, Ser 2003-W17, Cl 1A7
5.750%, 08/25/2033	83	91
FNMA Whole Loan CMO, Ser 2003-W8, Cl 2A
7.000%, 10/25/2042	209	241
FNMA Whole Loan CMO, Ser 2004-W1, Cl 2A2
7.000%, 12/25/2033	404	461

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FNMA Whole Loan CMO, Ser 2004-W2, Cl 2A2
7.000%, 02/25/2044	$486	$568
FNMA Whole Loan CMO, Ser 2005-W3, Cl 2AF
0.399%, 03/25/2045 (C)	503	502
FNMA Whole Loan CMO, Ser 2006-W1, Cl 1A3
7.500%, 12/25/2045	267	312
FNMA Whole Loan CMO, Ser 2006-W2, Cl 1AF1
0.399%, 02/25/2036 (C)	215	212
FNMA Whole Loan CMO, Ser 2007-W1, Cl 1AF1
0.439%, 11/25/2046 (C)	307	306
GNMA
7.500%, 10/15/2037	154	180
7.000%, 09/15/2031	77	91
6.500%, 12/15/2035	743	842
6.000%, 09/20/2038 to 01/15/2040	1,226	1,365
GNMA ARM (C)
1.625%, 02/20/2034 (D)	479	499
0.886%, 09/20/2063	1,000	996
GNMA CMO, Ser 2001-61, Cl Z
6.500%, 12/20/2031	626	710
GNMA CMO, Ser 2003-79, Cl PV
5.500%, 10/20/2023	144	155
GNMA CMO, Ser 2003-97, Cl SA, IO
6.368%, 11/16/2033 (C)	425	76
GNMA CMO, Ser 2004-11, Cl SX
16.979%, 02/20/2034 (C)	37	51
GNMA CMO, Ser 2004-28, Cl SV
8.820%, 04/20/2034 (C)	189	211
GNMA CMO, Ser 2004-71, Cl ST
7.000%, 09/20/2034 (C)	101	108
GNMA CMO, Ser 2004-85, Cl PO, PO
0.000%, 01/17/2033	16	16
GNMA CMO, Ser 2004-87, Cl SB
7.465%, 03/17/2033 (C)	140	154
GNMA CMO, Ser 2005-28, Cl YO, PO
0.000%, 02/17/2033	275	260
GNMA CMO, Ser 2005-92, Cl PB
6.000%, 12/20/2035	400	464
GNMA CMO, Ser 2006-34, Cl PO, PO
0.000%, 07/20/2036	47	43
GNMA CMO, Ser 2006-38, Cl SG, IO
6.470%, 09/20/2033 (C)	193	12
GNMA CMO, Ser 2007-26, Cl SW, IO
6.020%, 05/20/2037 (C)	431	57
GNMA CMO, Ser 2007-27, Cl SD, IO
6.020%, 05/20/2037 (C)	273	35

SEI Institutional Managed Trust / Annual Report / September 30, 2013	115

SCHEDULE OF INVESTMENTS

U.S. Fixed Income Fund (Continued)

September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
GNMA CMO, Ser 2007-72, Cl US, IO
6.370%, 11/20/2037 (C)	$167	$21
GNMA CMO, Ser 2007-78, Cl SA, IO
6.346%, 12/16/2037 (C)	1,756	303
GNMA CMO, Ser 2007-82, Cl SA, IO
6.350%, 12/20/2037 (C)	231	30
GNMA CMO, Ser 2007-9, Cl CI, IO
6.020%, 03/20/2037 (C)	390	54
GNMA CMO, Ser 2008-1, Cl PO, PO
0.000%, 01/20/2038	91	85
GNMA CMO, Ser 2008-10, Cl S, IO
5.650%, 02/20/2038 (C)	362	48
GNMA CMO, Ser 2008-29, Cl PO, PO
0.000%, 02/17/2033	62	59
GNMA CMO, Ser 2008-33, Cl XS, IO
7.516%, 04/16/2038 (C)	173	29
GNMA CMO, Ser 2008-55, Cl SA, IO
6.020%, 06/20/2038 (C)	391	52
GNMA CMO, Ser 2009-106, Cl AS, IO
6.216%, 11/16/2039 (C)	443	64
GNMA CMO, Ser 2009-14, Cl KI, IO
6.500%, 03/20/2039	225	46
GNMA CMO, Ser 2009-24, Cl DS, IO
6.120%, 03/20/2039 (C)	437	47
GNMA CMO, Ser 2009-25, Cl SE, IO
7.420%, 09/20/2038 (C)	278	44
GNMA CMO, Ser 2009-43, Cl SA, IO
5.770%, 06/20/2039 (C)	290	34
GNMA CMO, Ser 2009-6, Cl SH, IO
5.860%, 02/20/2039 (C)	248	29
GNMA CMO, Ser 2009-65, Cl IQ, IO
6.000%, 12/20/2038	128	21
GNMA CMO, Ser 2009-65, Cl TS, IO
6.220%, 12/20/2038 (C)	510	60
GNMA CMO, Ser 2009-66, Cl XS, IO
6.616%, 07/16/2039 (C)	2,888	439
GNMA CMO, Ser 2009-67, Cl SA, IO
5.866%, 08/16/2039 (C)	200	26
GNMA CMO, Ser 2009-75, Cl MN
5.500%, 09/20/2039	500	560
GNMA CMO, Ser 2009-79, Cl OK, PO
0.000%, 11/16/2037	301	272
GNMA CMO, Ser 2009-83, Cl TS, IO
5.920%, 08/20/2039 (C)	359	45
GNMA CMO, Ser 2010-14, Cl CO, PO
0.000%, 08/20/2035	125	108
GNMA CMO, Ser 2010-157, Cl OP, PO
0.000%, 12/20/2040	402	336

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
GNMA CMO, Ser 2010-4, Cl NS, IO
6.206%, 01/16/2040 (C)	$3,881	$621
GNMA CMO, Ser 2010-47, Cl PX, IO
6.520%, 06/20/2037 (C)	571	103
GNMA CMO, Ser 2010-H11, Cl FA
1.184%, 06/20/2060 (C)	705	713
GNMA CMO, Ser 2011-H08, Cl FD
0.686%, 02/20/2061 (C)	559	554
GNMA CMO, Ser 2012-H25, Cl FA
0.886%, 12/20/2061 (C)	965	973
GNMA CMO, Ser 2013-H04, Cl BA
1.650%, 02/20/2063	501	489
GNMA TBA
4.500%, 11/22/2033	1,500	1,609
4.000%, 10/01/2039 to 12/01/2039	8,500	8,937
3.500%, 10/15/2041	5,700	5,860
3.000%, 10/01/2042 to 10/20/2043	5,855	5,779
NCUA Guaranteed Notes CMO, Ser 2010-C1, Cl A2
2.900%, 10/29/2020	300	312
NCUA Guaranteed Notes CMO, Ser 2010-C1, Cl APT
2.650%, 10/29/2020	409	422

		334,326

Non-Agency Mortgage-Backed Obligations — 6.9%
AAM ACE Resecuritization Trust, Ser 2011-1, Cl A20
0.436%, 02/02/2037 (C) (E)	98	96
American General Mortgage Loan Trust, Ser 2009-1, Cl A5
5.750%, 09/25/2048 (C) (E)	—	—
American General Mortgage Loan Trust, Ser 2009-1, Cl A7
5.750%, 09/25/2048 (C) (E)	300	307
American General Mortgage Loan Trust, Ser 2010-1A, Cl A1
5.150%, 03/25/2058 (C) (E)	56	57
American General Mortgage Loan Trust, Ser 2010-1A, Cl A3
5.650%, 03/25/2058 (C) (E)	190	197
American Home Mortgage Investment Trust, Ser 2004-4, Cl 4A
2.397%, 02/25/2045 (C)	939	940
ASG Resecuritization Trust, Ser 2009-2, Cl A55
4.863%, 05/24/2036 (C) (E)	84	86
ASG Resecuritization Trust, Ser 2009-2, Cl G60
4.863%, 05/24/2036 (C) (E)	100	105

116	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
ASG Resecuritization Trust, Ser 2009-3, Cl A65
2.298%, 03/26/2037 (C) (E)	$567	$568
ASG Resecuritization Trust, Ser 2010-3, Cl 2A22
0.411%, 10/28/2036 (C) (E)	26	26
Banc of America Alternative Loan Trust, Ser 2003-11, Cl 1A1
6.000%, 01/25/2034	124	130
Banc of America Alternative Loan Trust, Ser 2003-11, Cl 2A1
6.000%, 01/25/2034	280	293
Banc of America Alternative Loan Trust, Ser 2003-7, Cl 2A4
5.000%, 09/25/2018	87	88
Banc of America Alternative Loan Trust, Ser 2003-9, Cl 1CB2
5.500%, 11/25/2033	80	82
Banc of America Alternative Loan Trust, Ser 2004-1, Cl 5A1
5.500%, 02/25/2019	53	55
Banc of America Alternative Loan Trust, Ser 2004-8, Cl 3A1
5.500%, 09/25/2019	83	87
Banc of America Commercial Mortgage Securities, Ser 2008-1, Cl A4
6.395%, 02/10/2051 (C)	220	252
Banc of America Commercial Mortgage Trust, Ser 2006-2, Cl AM
5.964%, 05/10/2045 (C)	40	44
Banc of America Commercial Mortgage Trust, Ser 2006-5, Cl AM
5.448%, 09/10/2047	340	359
Banc of America Commercial Mortgage Trust, Ser 2006-6, Cl A4
5.356%, 10/10/2045	309	336
Banc of America Funding Trust, Ser 2006-G, Cl 2A3
0.350%, 07/20/2036 (C)	476	472
Banc of America Funding, Ser 2004-C, Cl 1A1
5.066%, 12/20/2034 (C)	58	58
Banc of America Funding, Ser 2010-R11A, Cl 1A6
5.538%, 08/26/2035 (C) (E)	106	109
Banc of America Funding, Ser 2010-R5, Cl 1A1
5.500%, 10/26/2037 (E)	140	143
Banc of America Funding, Ser 2012-R6, Cl 1A1
3.000%, 10/26/2039 (E)	220	219

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Banc of America Merrill Lynch Commercial Mortgage Trust, Ser 2004-6, Cl A3
4.512%, 12/10/2042	$4	$4
Banc of America Merrill Lynch Commercial Mortgage Trust, Ser 2005-2, Cl A5
4.857%, 07/10/2043 (C)	365	383
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-3, Cl AM
4.727%, 07/10/2043	300	312
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-3, Cl A4
5.889%, 07/10/2044 (C)	215	236
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-4, Cl A4
5.634%, 07/10/2046	225	247
Banc of America Mortgage Securities, Ser 2003-3, Cl 2A1
0.729%, 05/25/2018 (C)	57	55
Banc of America Mortgage Securities, Ser 2003-6, Cl 2A1
0.629%, 08/25/2018 (C)	20	20
Banc of America Mortgage Securities, Ser 2004-3, Cl 1A26
5.500%, 04/25/2034	106	107
Banc of America Mortgage Securities, Ser 2004-3, Cl 3A1
5.000%, 04/25/2019	34	35
Banc of America Mortgage Securities, Ser 2004-5, Cl 4A1
4.750%, 06/25/2019	47	49
BB-UBS Trust, Ser 2012-SHOW, Cl A
3.430%, 11/05/2036 (E)	200	187
BB-UBS Trust, Ser 2012-TFT, Cl A
2.892%, 06/05/2030 (E)	150	142
BCAP LLC Trust, Ser 2009-RR10, Cl 17A1
5.750%, 06/26/2037 (E)	81	81
BCAP LLC Trust, Ser 2009-RR13, Cl 17A2
5.500%, 04/26/2037 (C) (E)	82	86
BCAP LLC Trust, Ser 2009-RR5, Cl 8A1
5.500%, 11/26/2034 (E)	312	332
BCAP LLC Trust, Ser 2010-RR12, Cl 2A5
0.045%, 01/26/2036 (C) (E)	135	139

SEI Institutional Managed Trust / Annual Report / September 30, 2013	117

SCHEDULE OF INVESTMENTS

U.S. Fixed Income Fund (Continued)

September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
BCAP LLC Trust, Ser 2010-RR5, Cl 2A5
5.303%, 04/26/2037 (C) (E)	$231	$229
BCAP LLC Trust, Ser 2010-RR6, Cl 5A1
5.500%, 11/26/2037 (C) (E)	13	12
BCAP LLC Trust, Ser 2010-RR7, Cl 1A5
4.982%, 04/26/2035 (C) (E)	39	39
BCAP LLC Trust, Ser 2010-RR7, Cl 2A1
2.278%, 07/26/2045 (C) (E)	196	191
BCAP LLC Trust, Ser 2010-RR7, Cl 15A1
0.980%, 01/26/2036 (C) (E)	59	58
BCAP LLC Trust, Ser 2010-RR7, Cl 16A1
0.858%, 02/26/2047 (C) (E)	36	36
BCAP LLC Trust, Ser 2011-RR4, Cl 6A3
5.000%, 08/26/2037 (C) (E)	164	162
BCAP LLC Trust, Ser 2011-RR5, Cl 11A3
0.334%, 05/28/2036 (C) (E)	157	145
BCAP LLC Trust, Ser 2011-RR5, Cl 14A3
2.704%, 07/26/2036 (C) (E)	76	76
BCAP Trust, Ser 2011-RR10, Cl 2A1
1.076%, 09/26/2037 (C) (E)	374	337
BCAP Trust, Ser 2012-RR10, Cl 3A1
0.380%, 05/26/2036 (C) (E)	380	354
BCAP Trust, Ser 2012-RR2, Cl 1A1
0.349%, 08/26/2036 (C) (E)	298	288
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
5.051%, 05/25/2034 (C)	56	56
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-5, Cl A1
2.210%, 08/25/2035 (C)	127	127
Bear Stearns ALT-A Trust, Ser 2004-12, Cl 1A3
0.879%, 01/25/2035 (C)	393	366
Bear Stearns ALT-A Trust, Ser 2004-7, Cl 2A1
2.591%, 08/25/2034 (C)	379	383
Bear Stearns Commercial Mortgage Securities Trust, Ser 2005-PWR7, Cl A2
4.945%, 02/11/2041	11	11
Bear Stearns Commercial Mortgage Securities Trust, Ser 2005-T20, Cl A4A
5.293%, 10/12/2042 (C)	795	851

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-PW16, Cl AM
5.898%, 06/11/2040 (C)	$105	$118
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-PW17, Cl AM
5.915%, 06/11/2050 (C)	70	79
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-PW18, Cl AMA
6.087%, 06/11/2050 (C)	410	450
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR8, Cl X1, IO
0.933%, 06/11/2041 (C) (E)	2,270	24
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW11, Cl A
5.611%, 03/11/2039 (C)	100	108
Bear Stearns Commercial Mortgage Securities, Ser PW18, Cl AM
6.084%, 11/11/2017 (C)	150	167
CD Commercial Mortgage Trust, Ser 2005-CD1, Cl AJ
5.393%, 07/15/2044 (C)	100	105
CD Mortgage Trust, Ser 2006-CD2, Cl AM
5.531%, 01/15/2046 (C)	120	127
CFCRE Commercial Mortgage Trust, Ser 2011-C1, Cl A4
4.961%, 04/15/2044 (C) (E)	249	271
Chase Mortgage Finance, Ser 2007-A1, Cl 2A1
2.719%, 02/25/2037 (C)	88	88
Chase Mortgage Finance, Ser 2007-A1, Cl 9A1
2.792%, 02/25/2037 (C)	46	46
Chase Mortgage Finance, Ser 2007-A2, Cl 1A1
2.793%, 07/25/2037 (C)	110	109
Chase Mortgage Finance, Ser 2007-A2, Cl 2A1
2.920%, 07/25/2037 (C)	109	109
Citigroup Commercial Mortgage Trust, Ser 2005-C3, Cl A4
4.860%, 05/15/2043	265	276
Citigroup Commercial Mortgage Trust, Ser 2005-C3, Cl AM
4.830%, 05/15/2043 (C)	120	126
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl AAB
2.690%, 04/10/2046	96	93
Citigroup Mortgage Loan Trust, Ser 2005-2, Cl 2A11
5.500%, 05/25/2035	92	93

118	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Citigroup Mortgage Loan Trust, Ser 2008-AR4, Cl 1A1A
2.912%, 11/25/2038 (C) (E)	$174	$177
Citigroup Mortgage Loan Trust, Ser 2010-7, Cl 10A1
2.618%, 02/25/2035 (C) (E)	60	61
Citigroup Mortgage Loan Trust, Ser 2010-8, Cl 5A6
4.000%, 11/25/2036 (E)	716	723
Citigroup Mortgage Loan Trust, Ser 2010-8, Cl 6A6
4.500%, 12/25/2036 (E)	354	365
Citigroup Mortgage Loan Trust, Ser 2011-3, Cl 1A1
0.259%, 02/25/2047 (C) (E)	9	9
Citigroup Mortgage Loan Trust, Ser 2011-5, Cl 1A1
0.391%, 02/25/2046 (C) (E)	96	90
Citigroup Mortgage Loan Trust, Ser 2012-A, Cl A
2.500%, 06/25/2051 (E)	130	127
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2006-CD2, Cl X, IO
0.083%, 01/15/2046 (C) (E)	13,858	20
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2007-CD4, Cl XC, IO
0.213%, 12/11/2049 (C) (E)	11,449	108
COBALT CMBS Commercial Mortgage Trust, Ser 2007-C2, Cl A3
5.484%, 04/15/2047 (C)	100	111
COBALT CMBS Commercial Mortgage Trust, Ser 2007-C2, Cl AMFX
5.526%, 04/15/2047 (C)	125	138
COMM Mortgage Trust, Ser 2010-C1, Cl A3
4.205%, 07/10/2046 (E)	369	391
COMM Mortgage Trust, Ser 2012-CR2, Cl XA, IO
2.114%, 08/15/2045 (C)	759	87
COMM Mortgage Trust, Ser 2012-LC4, Cl A3
3.069%, 12/10/2044	161	164
COMM Mortgage Trust, Ser 2012-LC4, Cl A4
3.288%, 12/10/2044	343	339
COMM Mortgage Trust, Ser 2013-CR10
4.210%, 08/10/2023	290	302
2.972%, 08/10/2018	50	52

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
COMM Mortgage Trust, Ser 2013-CR7, Cl ASB
2.739%, 03/10/2046	$316	$311
COMM Mortgage Trust, Ser 2013-CR9, Cl A1
1.344%, 07/10/2045	256	256
COMM Mortgage Trust, Ser 2013-CR9, Cl A4
4.380%, 07/10/2045 (C)	399	416
COMM Mortgage Trust, Ser 2013-CR9, Cl ASB
3.834%, 07/10/2045	327	341
Commercial Mortgage Pass-Through Certificates, Ser 2007-C9, Cl A4
5.994%, 12/10/2049 (C)	400	455
Commercial Mortgage Trust, Ser 2004-GG1, Cl A7
5.317%, 06/10/2036 (C) (F)	130	131
Commercial Mortgage Trust, Ser 2005-GG3, Cl AAB
4.619%, 08/10/2042	122	123
Commercial Mortgage Trust, Ser 2005-GG5, Cl A5
5.224%, 04/10/2037 (C)	1,113	1,183
Commercial Mortgage Pass-Through Certificates, Ser 2006-C5, Cl A3
5.311%, 12/15/2039	1,058	1,155
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-39, Cl A6
5.000%, 10/25/2033	196	202
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-J13, Cl 1A7
5.250%, 01/25/2034	284	293
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-J7, Cl 4A3
9.542%, 08/25/2018 (C)	20	21
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-8, Cl 2A1
4.500%, 06/25/2019	69	72
Credit Suisse First Boston Mortgage Securities, Ser 2003-27, Cl 5A3
5.250%, 11/25/2033	205	208
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 5A1
7.000%, 12/25/2033	103	111
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 8A1
6.000%, 11/25/2018	111	115
Credit Suisse First Boston Mortgage Securities, Ser 2003-AR24, Cl 2A4
2.598%, 10/25/2033 (C)	895	842

SEI Institutional Managed Trust / Annual Report / September 30, 2013	119

SCHEDULE OF INVESTMENTS

U.S. Fixed Income Fund (Continued)

September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Credit Suisse First Boston Mortgage Securities, Ser 2004-C5, Cl A4
4.829%, 11/15/2037	$58	$60
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl A4
4.832%, 04/15/2037	134	140
Credit Suisse First Boston Mortgage Securities, Ser 2005-C5, Cl A4
5.100%, 08/15/2038 (C)	229	242
Credit Suisse Mortgage Capital Certificates, Ser 2006-C2, Cl A3
5.858%, 03/15/2039 (C)	215	233
Credit Suisse Mortgage Capital Certificates, Ser 2010-12R, Cl 14A1
2.631%, 09/26/2046 (C) (E)	70	70
Credit Suisse Mortgage Capital Certificates, Ser 2010-16, Cl A3
4.250%, 06/25/2050 (C) (E)	100	99
Credit Suisse Mortgage Capital Certificates, Ser 2010-1R, Cl 26A1
4.750%, 05/27/2037 (E)	13	13
Credit Suisse Mortgage Capital Certificates, Ser 2011-16R, Cl 7A3
3.500%, 12/27/2036 (C) (E)	176	179
Credit Suisse Mortgage Capital Certificates, Ser 2011-6R, Cl 3A1
2.736%, 07/28/2036 (C) (E)	99	98
Credit Suisse Mortgage Capital Certificates, Ser 2011-7R, Cl A1
1.434%, 08/28/2047 (C) (E)	132	132
Credit Suisse Mortgage Capital Certificates, Ser 2011-9R, Cl A1
2.184%, 03/27/2046 (C) (E)	275	276
Credit Suisse Mortgage Capital Certificates, Ser 2012-11R, Cl A6
1.186%, 06/28/2047 (C) (E)	424	413
CW Capital Cobalt, Ser 2006-C1, Cl A4
5.223%, 08/15/2048	215	233
DBRR Trust, Ser 2011-LC2, Cl A4A
4.537%, 07/12/2044 (C) (E)	500	534
DBRR Trust, Ser 2012-EZ1, Cl A
0.946%, 09/25/2045 (E)	540	540
DBRR Trust, Ser 2013-EZ2, Cl A
0.853%, 02/25/2045 (C) (E)	724	721
DBRR Trust, Ser 2013-EZ3, Cl A
1.636%, 12/18/2049 (C) (E)	257	257
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A1
3.742%, 11/10/2046 (E)	174	184
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A3
5.002%, 11/10/2046 (E)	360	399

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl A4
4.537%, 07/10/2044 (E)	$401	$431
Deutsche ALT-A Securities Alternate Loan Trust, Ser 2005-1, Cl 2A1
5.663%, 02/25/2020 (C)	70	72
Deutsche Mortgage Securities, Ser 2009-RS2, Cl 4A1
0.314%, 04/26/2037 (C) (E)	28	27
Developers Diversified Realty, Ser 2009-DDR1, Cl A
3.807%, 10/14/2022 (E)	318	326
Extended Stay America Trust, Ser 2013-ESH7, Cl A27
2.958%, 12/05/2031 (E)	140	137
FDIC Structured Sale Guaranteed Notes, Ser 2010-C1, Cl A
2.980%, 12/06/2020 (E)	177	183
First Horizon Asset Securities, Ser 2003-8, Cl 2A1
4.500%, 09/25/2018	52	54
GE Capital Assurance, Ser 2003-1, Cl A4
5.254%, 05/12/2035 (C) (E)	288	300
GMAC Commercial Mortgage Securities, Ser 2003-C3, Cl A4
5.023%, 04/10/2040	15	15
GMAC Commercial Mortgage Securities, Ser 2006-C1, Cl AM
5.290%, 11/10/2045 (C)	380	404
GMAC Mortgage Loan Trust, Ser 2003-AR1, Cl A4
3.145%, 10/19/2033 (C)	160	163
GMAC Mortgage Loan Trust, Ser 2003-GH2, Cl A4
5.000%, 10/25/2033	122	127
GMAC Mortgage Loan Trust, Ser 2003-J7, Cl A7
5.000%, 11/25/2033	162	165
GMAC Mortgage Loan Trust, Ser 2004-J5, Cl A7
6.500%, 01/25/2035	148	157
GMAC Mortgage Loan Trust, Ser 2004-J6, Cl 1A1
5.000%, 01/25/2020	61	62
Greenwich Capital Commercial Funding, Ser 2007-GG11, Cl A4
5.736%, 12/10/2049	40	45
GS Mortgage Securities II, Ser 2005-GG4, Cl A4A
4.751%, 07/10/2039	358	374
GS Mortgage Securities II, Ser 2006-GG8, Cl X, IO
0.774%, 11/10/2039 (C) (E)	2,709	40

120	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
GS Mortgage Securities II, Ser 2013-KING, Cl A
2.706%, 12/10/2027 (E)	$121	$119
GS Mortgage Securities II, Ser GC10, Cl A5
2.943%, 02/10/2046	130	123
GS Mortgage Securities Trust, Ser 2011-GC5, Cl A4
3.707%, 08/10/2044	1,725	1,781
GS Mortgage Securities Trust, Ser 2013-GC13, Cl A5
4.176%, 07/10/2046 (C)	150	155
GS Mortgage Securities Trust, Ser 2013-GC14, Cl A5
4.243%, 08/10/2046	30	31
GS Mortgage Securities Trust, Ser NYC5, Cl A
2.318%, 01/10/2030 (E)	122	122
GS Mortgage Securities, Ser 2011-GC3, Cl A4
4.753%, 03/10/2044 (E)	183	200
GSMPS Mortgage Loan Trust, Ser 2005-RP3, Cl 1AF
0.529%, 09/25/2035 (C) (E)	167	138
GSR Mortgage Loan Trust, Ser 2003-13, Cl 1A1
3.020%, 10/25/2033 (C)	228	230
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/2034	167	175
GSR Mortgage Loan Trust, Ser 2005-5F, Cl 8A3
0.679%, 06/25/2035 (C)	28	27
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/2037	38	37
Homestar Mortgage Acceptance, Ser 2004-5, Cl A1
0.594%, 10/25/2034 (C)	1,209	1,183
Homestar Mortgage Acceptance, Ser 2004-6, Cl M3
1.279%, 01/25/2035 (C)	520	462
Impac CMB Trust, Ser 2007-A, Cl M1
0.579%, 05/25/2037 (C)	659	591
Impac Secured Assets CMN Owner Trust, Ser 2003-2, Cl A1
5.500%, 08/25/2033	104	109
Impac Secured Assets CMN Owner Trust, Ser 2006-1, Cl 2A1
0.529%, 05/25/2036 (C)	96	94
Impac Secured Assets Trust, Ser 2006-2, Cl 2A1
0.529%, 08/25/2036 (C)	110	106

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Impac Secured Assets Trust, Ser 2007-2, Cl 2A
0.429%, 04/25/2037 (C)	$301	$274
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust, Ser 2010-1, Cl A1
5.314%, 01/25/2051 (E)	902	1,013
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C12, Cl A1
1.085%, 07/15/2045	228	226
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C14, Cl A2
3.019%, 08/15/2046	456	471
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C14, Cl ASB
3.761%, 08/15/2046 (C)	322	333
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP9, Cl A2
5.134%, 05/15/2047	59	60
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB20, Cl AM
6.078%, 02/12/2051 (C)	180	203
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LD11, Cl A4
6.003%, 06/15/2049 (C)	120	135
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-CNTR, Cl A1
3.300%, 08/05/2032 (E)	114	120
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C4, Cl A4
4.388%, 07/15/2046 (E)	303	322
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-C8, Cl ASB
2.379%, 10/15/2045	219	212
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-LN2, Cl A2
5.115%, 07/15/2041	615	628
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP2, Cl A3A
4.678%, 07/15/2042	61	62
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP4, Cl A4
4.918%, 10/15/2042 (C)	542	574

SEI Institutional Managed Trust / Annual Report / September 30, 2013	121

SCHEDULE OF INVESTMENTS

U.S. Fixed Income Fund (Continued)

September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-CB14, Cl A4
5.481%, 12/12/2044 (C)	$266	$286
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-CB15, Cl X1, IO
0.434%, 06/12/2043 (C)	12,138	73
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-CB16, Cl A4
5.552%, 05/12/2045	—	—
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-CB17, Cl A4
5.429%, 12/12/2043	753	822
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A3SF
0.337%, 05/15/2047 (C)	150	150
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-CB18, Cl A4
5.716%, 02/15/2051	203	226
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-C2, Cl A3
4.070%, 11/15/2043 (E)	223	234
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-CNTR, Cl A2
4.311%, 08/05/2032 (E)	204	215
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-C13, Cl A1
1.303%, 01/15/2046	104	105
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-C13, Cl A2
2.665%, 01/15/2046	397	406
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-C13, Cl ASB
3.414%, 01/15/2046	82	83
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-LC11, Cl ASB
2.554%, 04/15/2046	398	384
JPMorgan Chase Commercial Mortgage Securities, Ser LDP8, Cl A4
5.399%, 05/15/2045	915	1,001
JPMorgan Mortgage Trust, Ser 2004-A3, Cl 4A1
2.754%, 07/25/2034 (C)	37	38

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
JPMorgan Mortgage Trust, Ser 2004-A4, Cl 1A1
2.769%, 09/25/2034 (C)	$44	$44
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 4A1
2.735%, 08/25/2034 (C)	339	333
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
2.849%, 11/25/2033 (C)	176	178
JPMorgan Mortgage Trust, Ser 2006-A3, Cl 6A1
2.769%, 08/25/2034 (C)	179	177
JPMorgan Reremic, Ser 2010-4, Cl 7A1
1.865%, 08/26/2035 (C) (E)	67	67
LB Commercial Conduit Mortgage Trust, Ser 2007-C3, Cl A3
6.071%, 07/15/2044 (C)	129	132
LB Commercial Mortgage Trust, Ser 2007-C3, Cl AM
6.081%, 06/15/2017 (C)	60	67
LB-UBS Commercial Mortgage Trust, Ser 2004-C7, Cl A5
4.628%, 10/15/2029	8	8
LB-UBS Commercial Mortgage Trust, Ser 2004-C8, Cl A6
4.799%, 12/15/2029 (C)	43	44
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl A4
5.156%, 02/15/2031	200	215
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl XCL, IO
0.532%, 02/15/2041 (C) (E)	7,645	61
LB-UBS Commercial Mortgage Trust, Ser 2006-C4, Cl A4
6.061%, 06/15/2038 (C)	125	138
LB-UBS Commercial Mortgage Trust, Ser 2007-C7, Cl AM
6.425%, 09/15/2045 (C)	40	45
Master Alternative Loans Trust, Ser 2003-9, Cl 2A1
6.000%, 12/25/2033	98	104
Master Resecuritization Trust, Ser 2005, Cl PO, PO
0.000%, 05/28/2035 (E)	51	41
MASTR Asset Securitization Trust, Ser 2003-11, Cl 9A6
5.250%, 12/25/2033	225	234
MASTR Asset Securitization Trust, Ser 2003-2, Cl 1A1
5.000%, 03/25/2018	22	23
MASTR Asset Securitization Trust, Ser 2003-3, Cl 3A18
5.500%, 04/25/2033	62	64

122	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Merrill Lynch Commecial Mortgage, Ser 2006-4, Cl AM
5.204%, 12/12/2049 (C)	$210	$229
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 4A
5.103%, 02/25/2034 (C)	314	317
Merrill Lynch Mortgage Investors, Ser 2003-A4, Cl 2A
2.665%, 07/25/2033 (C)	40	41
Merrill Lynch Mortgage Trust, Ser 2005-CIP1, Cl A3A
4.949%, 07/12/2038 (C)	127	131
Merrill Lynch Mortgage Trust, Ser 2005-CIP1, Cl A4
5.047%, 07/12/2038 (C)	165	175
Merrill Lynch Mortgage Trust, Ser 2005-LC1, Cl AJ
5.549%, 01/12/2044 (C)	120	129
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2006-4, Cl XC, IO
0.249%, 12/12/2049 (C) (E)	2,947	35
MLCC Mortgage Investors, Ser 2004-A, Cl A2
0.873%, 04/25/2029 (C)	88	84
MLCC Mortgage Investors, Ser 2004-A A1
0.644%, 04/25/2029	482	456
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C5, Cl A3
2.825%, 08/15/2045	234	231
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl A3
2.506%, 11/15/2045	622	604
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A1
1.394%, 07/15/2046	497	499
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl ASB
3.912%, 07/15/2046 (C)	62	65
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C11, Cl A2
3.085%, 08/15/2046	758	787
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C11, Cl A4
4.367%, 08/15/2046 (C)	200	208

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl A4
2.943%, 02/15/2046	$70	$66
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl AAB
2.469%, 02/15/2046	176	169
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl AS
3.446%, 02/15/2046	71	67
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C9, Cl AS
3.456%, 05/15/2046	80	76
Morgan Stanley Capital I Trust, Ser 2011-C2, Cl A4
4.661%, 06/15/2044 (E)	211	230
Morgan Stanley Capital I Trust, Ser 2012-XA, Cl B
0.250%, 07/27/2049 (E)	130	107
Morgan Stanley Capital I, Ser 2004-HQ4, Cl A7
4.970%, 04/14/2040	504	515
Morgan Stanley Capital I, Ser 2005-HQ5, Cl AAB
5.037%, 01/14/2042	19	19
Morgan Stanley Capital I, Ser 2005-HQ7, Cl AAB
5.355%, 11/14/2042 (C)	10	10
Morgan Stanley Capital I, Ser 2005-T19, Cl A4A
4.890%, 06/12/2047	840	888
Morgan Stanley Capital I, Ser 2007-HQ11, Cl X, IO
0.395%, 02/12/2044 (C) (E)	7,666	37
Morgan Stanley Capital I, Ser 2007-T27, Cl A4
5.816%, 06/11/2042 (C)	100	113
Morgan Stanley Capital I, Ser 2011-C3, Cl A2
3.224%, 07/15/2049	290	303
Morgan Stanley Capital I, Ser 2011-C3, Cl A4
4.118%, 07/15/2049	170	178
Morgan Stanley Capital I, Ser 2012-XA, Cl A
2.000%, 07/27/2049 (E)	546	550
Morgan Stanley Re-Remic Trust, Ser 2009-IO, Cl B, PO
0.000%, 07/17/2056 (E)	134	130
Morgan Stanley Re-Remic Trust, Ser 2010-HQ4B, Cl A7A
4.970%, 04/16/2040 (E)	204	208

SEI Institutional Managed Trust / Annual Report / September 30, 2013	123

SCHEDULE OF INVESTMENTS

U.S. Fixed Income Fund (Continued)

September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Morgan Stanley Re-Remic Trust, Ser 2011-IO, Cl A
2.500%, 03/23/2051 (E)	$207	$207
Morgan Stanley, Ser 12, Cl AXA
1.000%, 03/27/2051 (E)	144	143
Motel 6 Trust, Ser 2012-MTL6, Cl A2
1.948%, 10/05/2025 (E)	443	434
Normandy Mortgage Loan Trust, Ser 2013-NPL3
4.949%, 09/16/2043	602	602
NorthStar Mortgage Trust, Ser 2012-1, Cl A
1.384%, 08/25/2029 (C) (E)	125	125
Prime Mortgage Trust, Ser 2004-CL1, Cl 1A1
6.000%, 02/25/2034	73	76
Prime Mortgage Trust, Ser 2004-CL1, Cl 1PO, PO
0.000%, 02/25/2034	25	22
RBSSP Resecuritization Trust, Ser 2010-9, Cl 7A5
4.000%, 05/26/2037 (C) (E)	146	149
Residential Accredit Loans, Ser 2003-QS15, Cl A7
5.500%, 08/25/2033	249	256
Residential Accredit Loans, Ser 2003-QS18, Cl A1
5.000%, 09/25/2018	98	100
Residential Accredit Loans, Ser 2004-QA7, Cl A4
5.500%, 05/25/2034	334	341
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A8
6.500%, 11/25/2031	431	444
Residential Asset Securitization Trust, Ser 2002-A13, Cl A4
5.250%, 12/25/2017	39	40
Residential Asset Securitization Trust, Ser 2003-A5, Cl A1
5.500%, 06/25/2033	82	86
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.646%, 12/25/2034 (C)	656	657
Salomon Brothers Mortgage Securities VII, Ser 2003-HYB1, Cl A
3.079%, 09/25/2033 (C)	108	109
Sequoia Mortgage Trust, Ser 2004-11, Cl A1
0.480%, 12/20/2034 (C)	263	252
Sequoia Mortgage Trust, Ser 2010-H1, Cl A1
3.750%, 02/25/2040 (C)	13	13

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Sequoia Mortgage Trust, Ser 2011-1, Cl A1
4.125%, 02/25/2041 (C)	$18	$18
Springleaf Mortgage Loan Trust, Ser 2011-1A, Cl A1
4.050%, 01/25/2058 (C) (E)	139	143
Springleaf Mortgage Loan Trust, Ser 2011-1A, Cl A2
5.450%, 01/25/2058 (C) (E)	300	314
Springleaf Mortgage Loan Trust, Ser 2012-2A, Cl A
2.220%, 10/25/2057 (C) (E)	89	90
Springleaf Mortgage Loan Trust, Ser 2012-2A, Cl M4
6.000%, 10/25/2057 (C) (E)	100	103
Springleaf Mortgage Loan Trust, Ser 2012-3A, Cl A
1.570%, 12/25/2059 (C) (E)	201	199
Springleaf Mortgage Loan Trust, Ser 2013-1A, Cl A
1.270%, 06/25/2058 (C) (E)	225	222
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-5, Cl 2A
2.480%, 05/25/2034 (C)	394	389
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-6, Cl 5A4
4.885%, 06/25/2034 (C)	87	87
Structured Asset Securities, Ser 2003-16, Cl A3
0.679%, 06/25/2033 (C)	49	47
Structured Asset Securities, Ser 2003-24A, Cl 3A2
2.425%, 07/25/2033 (C)	218	217
Structured Asset Securities, Ser 2003-32, Cl 1A1
5.533%, 11/25/2033 (C)	55	56
Structured Asset Securities, Ser 2003-33H, Cl 1A1
5.500%, 10/25/2033	149	153
Structured Asset Securities, Ser 2003-37A, Cl 2A
4.319%, 12/25/2033 (C)	71	71
Structured Asset Securities, Ser 2004-5H, Cl A4
5.540%, 12/25/2033	239	246
UBS-BAMLL Trust, Ser 2012-WRM, Cl A
3.663%, 06/10/2030 (E)	145	140
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A4
3.525%, 05/10/2063	130	129
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl XA, IO
1.963%, 05/10/2063 (C) (E)	767	72

124	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A3
2.728%, 08/10/2049	$235	$232
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl AS
3.317%, 12/10/2045 (E)	75	71
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C6, Cl ASB
2.788%, 04/10/2046	513	503
Vendee Mortgage Trust CMO, Ser 1993-1, Cl ZB
7.250%, 02/15/2023	664	776
Vericrest Opportunity Loan Trust, Ser 2012-NL3A, Cl A
2.734%, 11/25/2060 (C) (E)	216	217
Vericrest Opportunity Loan Trust, Ser 2013-1A, Cl A
3.105%, 11/25/2050 (C) (E)	151	151
VNO Mortgage Trust, Ser 2012-6AVE, Cl A
2.996%, 11/15/2030 (E)	100	94
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C30, Cl A5
5.342%, 12/15/2043	170	188
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C30, Cl AM
5.383%, 12/15/2043	90	96
Wachovia Commercial Mortgage Securities Pass-Through Certificates, Ser 2003-C9, Cl A4
5.012%, 12/15/2035 (C)	149	149
WaMu Mortgage Pass-Through Certificates Trust, Ser 2005-AR13, Cl A1A1
0.469%, 10/25/2045 (C)	1,026	937
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
2.501%, 10/25/2033 (C)	183	186
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
2.319%, 08/25/2033 (C)	102	102
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR8, Cl A
2.448%, 08/25/2033 (C)	48	49
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
2.428%, 09/25/2033 (C)	162	164
WaMu Mortgage Pass-Through Certificates, Ser 2003-S13, Cl 21A1
4.500%, 12/25/2018	46	48

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
16.971%, 06/25/2033 (C)	$26	$31
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/2033	394	408
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A1
2.457%, 06/25/2034 (C)	73	74
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
2.457%, 06/25/2034 (C)	110	111
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB2, Cl 7A
5.500%, 08/25/2019	139	144
WaMu Mortgage Pass-Through Certificates, Ser 2004-RA4, Cl 3A
7.500%, 07/25/2034	357	373
WaMu Mortgage Pass-Through Certificates, Ser 2004-S2, Cl 2A4
5.500%, 06/25/2034	220	229
Wells Fargo Commercial Mortgage Trust, Ser 120B, Cl A
2.800%, 03/18/2028 (C) (E)	200	194
Wells Fargo Commercial Mortgage Trust, Ser 2013-LC12, Cl A4
4.218%, 07/15/2046 (C)	150	155
Wells Fargo Mortgage Loan Trust, Ser 2012-RR1, Cl A1
2.847%, 08/27/2037 (C) (E)	103	103
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-K, Cl 1A1
4.292%, 11/25/2033 (C)	69	70
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-E, Cl A2
4.500%, 05/25/2034 (C)	27	27
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A1
2.623%, 12/25/2034 (C)	167	169
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A2
2.623%, 12/25/2034 (C)	167	169
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 3A1
2.853%, 12/25/2034 (C)	81	82
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-H, Cl 1A1
2.617%, 06/25/2034 (C)	313	318

SEI Institutional Managed Trust / Annual Report / September 30, 2013	125

SCHEDULE OF INVESTMENTS

U.S. Fixed Income Fund (Continued)

September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-I, Cl 1A1
2.765%, 07/25/2034 (C)	$178	$179
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-P, Cl 2A1
2.614%, 09/25/2034 (C)	296	299
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-V, Cl 1A1
2.648%, 10/25/2034 (C)	90	93
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-V, Cl 1A2
2.648%, 10/25/2034 (C)	181	184
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-1, Cl 2A1
5.000%, 01/25/2020	39	40
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR8, Cl 2A1
2.703%, 06/25/2035 (C)	167	169
WF-RBS Commercial Mortgage Trust, Ser 2011-C5, Cl A4
3.667%, 11/15/2044	790	803
WF-RBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.752%, 06/15/2045 (C) (E)	393	39
WF-RBS Commercial Mortgage Trust, Ser C3, Cl A4
4.375%, 03/15/2044 (E)	125	133

		70,320

Total Mortgage-Backed Securities (Cost $395,121) ($ Thousands)		404,646

CORPORATE OBLIGATIONS — 22.3%

Consumer Discretionary — 1.3%
CBS
7.875%, 07/30/2030	90	109
5.750%, 04/15/2020	25	28
Comcast
7.050%, 03/15/2033	90	111
6.500%, 01/15/2017	1,280	1,486
Comcast Cable Communications Holdings
9.455%, 11/15/2022	200	282
Comcast Cable Holdings
10.125%, 04/15/2022	45	62
COX Communications
5.450%, 12/15/2014	22	23

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Cox Enterprises
7.375%, 07/15/2027 (E)	$50	$57
Daimler Finance North America
2.625%, 09/15/2016 (E)	150	155
Daimler Finance North America LLC
6.500%, 11/15/2013	80	81
2.375%, 08/01/2018 (E)	790	791
1.875%, 09/15/2014 (E)	328	332
1.875%, 01/11/2018 (E)	247	245
1.450%, 08/01/2016 (E)	500	502
1.300%, 07/31/2015 (E)	490	492
DIRECTV Holdings
5.150%, 03/15/2042	25	21
4.600%, 02/15/2021	100	100
DIRECTV Holdings LLC
6.000%, 08/15/2040	515	489
3.800%, 03/15/2022 (F)	215	201
Discovery Communications
4.950%, 05/15/2042	25	23
4.375%, 06/15/2021	53	55
ERAC USA Finance (E)
6.700%, 06/01/2034	71	80
2.750%, 03/15/2017	16	16
ERAC USA Finance LLC (E)
5.625%, 03/15/2042	245	249
3.300%, 10/15/2022	90	86
Gap
5.950%, 04/12/2021 (F)	133	147
Historic TW
9.150%, 02/01/2023	200	265
Home Depot
3.750%, 02/15/2024	506	512
Johnson Controls
5.250%, 12/01/2041	120	118
4.250%, 03/01/2021	65	68
3.750%, 12/01/2021	69	69
Lowe’s MTN
7.110%, 05/15/2037	110	137
5.125%, 11/15/2041	11	11
LVMH Moet Hennessy Louis Vuitton
1.625%, 06/29/2017 (E)	427	426
Macy’s Retail Holdings
7.450%, 07/15/2017	35	41
5.125%, 01/15/2042	14	13
McDonald’s MTN
5.350%, 03/01/2018	150	173
NBCUniversal Enterprise
1.974%, 04/15/2019 (E)	560	546
NBCUniversal Media
5.950%, 04/01/2041	50	56
NBCUniversal Media LLC
4.450%, 01/15/2043	68	63
Newell Rubbermaid
4.700%, 08/15/2020	47	50

126	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
News America
7.300%, 04/30/2028	$150	$175
7.250%, 05/18/2018	50	61
6.650%, 11/15/2037	25	28
6.150%, 03/01/2037	465	506
6.150%, 02/15/2041	15	17
Pearson Funding Four PLC
3.750%, 05/08/2022 (E)	220	213
Rogers Cable
8.750%, 05/01/2032	70	93
TCI Communications
8.750%, 08/01/2015	210	239
7.125%, 02/15/2028	200	253
Thomson Reuters
4.700%, 10/15/2019	75	82
3.950%, 09/30/2021	109	111
Time Warner
7.700%, 05/01/2032	210	264
7.625%, 04/15/2031	385	479
5.375%, 10/15/2041	12	12
Time Warner Cable
8.250%, 04/01/2019	200	232
7.300%, 07/01/2038 (F)	110	109
6.750%, 07/01/2018	40	45
5.875%, 11/15/2040	210	179
5.500%, 09/01/2041	44	36
5.000%, 02/01/2020	320	324
4.000%, 09/01/2021	110	103
Viacom
5.850%, 09/01/2043	300	305
4.250%, 09/01/2023	550	547
3.875%, 12/15/2021	75	74
3.250%, 03/15/2023	22	20
2.500%, 09/01/2018	150	150
Walt Disney MTN
0.450%, 12/01/2015	21	21

		13,449

Consumer Staples — 1.3%
Altria Group
4.750%, 05/05/2021	230	244
2.850%, 08/09/2022	460	421
Anheuser-Busch InBev Finance
4.000%, 01/17/2043	430	387
Anheuser-Busch InBev Worldwide
7.750%, 01/15/2019	925	1,164
2.500%, 07/15/2022	420	389
1.375%, 07/15/2017	105	105
0.800%, 07/15/2015	110	110
Bunge Finance
8.500%, 06/15/2019	120	149
Coca-Cola
1.800%, 09/01/2016	60	62

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
ConAgra Foods
2.100%, 03/15/2018	$7	$7
1.900%, 01/25/2018	250	247
1.300%, 01/25/2016	190	190
CVS Caremark
6.125%, 09/15/2039	40	46
2.750%, 12/01/2022	550	508
CVS Pass-Through Trust
5.926%, 01/10/2034 (E)	93	101
Diageo Capital PLC
4.828%, 07/15/2020	90	101
1.125%, 04/29/2018	1,180	1,140
Diageo Investment
2.875%, 05/11/2022	580	558
Fomento Economico Mexicano
4.375%, 05/10/2043	184	151
Heineken
1.400%, 10/01/2017 (E)	240	236
Japan Tobacco
2.100%, 07/23/2018 (E)	225	225
Kellogg
3.125%, 05/17/2022	35	34
1.750%, 05/17/2017	115	115
Kimberly-Clark
2.400%, 03/01/2022	12	11
Kraft Foods Group
6.500%, 02/09/2040	205	241
6.125%, 08/23/2018	225	265
5.375%, 02/10/2020	31	35
5.000%, 06/04/2042	50	50
3.500%, 06/06/2022	945	933
Kroger
7.500%, 04/01/2031	90	111
5.400%, 07/15/2040	14	14
5.150%, 08/01/2043	80	78
3.850%, 08/01/2023	110	108
2.200%, 01/15/2017	40	41
Lorillard Tobacco
8.125%, 06/23/2019	240	291
Mondelez International
6.500%, 02/09/2040	450	528
5.375%, 02/10/2020	60	68
PepsiCo
7.900%, 11/01/2018	11	14
3.000%, 08/25/2021	31	31
2.750%, 03/05/2022	355	338
2.500%, 05/10/2016	35	36
2.250%, 01/07/2019	450	451
1.250%, 08/13/2017	72	71
0.700%, 08/13/2015	220	220
Pernod-Ricard (E)
5.750%, 04/07/2021	215	240
4.450%, 01/15/2022	370	380
4.250%, 07/15/2022	260	262

SEI Institutional Managed Trust / Annual Report / September 30, 2013	127

SCHEDULE OF INVESTMENTS

U.S. Fixed Income Fund (Continued)

September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Philip Morris International
4.500%, 03/20/2042	$240	$225
2.500%, 08/22/2022	400	368
Reynolds American
3.250%, 11/01/2022	280	258
SABMiller Holdings
3.750%, 01/15/2022 (E)	245	247
Tyson Foods
4.500%, 06/15/2022	275	285
Wal-Mart Stores
5.625%, 04/15/2041	20	23

		12,913

Energy — 2.4%
Anadarko Finance, Ser B
7.500%, 05/01/2031	100	125
Anadarko Petroleum
7.625%, 03/15/2014	180	185
6.375%, 09/15/2017	40	47
5.950%, 09/15/2016	60	67
Apache
5.625%, 01/15/2017	250	282
3.250%, 04/15/2022	150	147
2.625%, 01/15/2023	19	17
Baker Hughes
7.500%, 11/15/2018	170	213
BG Energy Capital PLC
4.000%, 10/15/2021 (E)	575	592
BP Capital Markets
3.994%, 09/26/2023	95	96
1.846%, 05/05/2017 (F)	172	173
BP Capital Markets PLC
3.561%, 11/01/2021	100	99
3.245%, 05/06/2022	450	434
2.750%, 05/10/2023	110	100
Canadian Natural Resources
7.200%, 01/15/2032	50	60
6.450%, 06/30/2033	50	57
Canadian Oil Sands Ltd. (E)
6.000%, 04/01/2042	218	223
4.500%, 04/01/2022	163	164
Cenovus Energy
4.450%, 09/15/2042	19	17
3.000%, 08/15/2022	8	8
Chevron
3.191%, 06/24/2023	157	154
2.427%, 06/24/2020	14	14
1.718%, 06/24/2018	840	837
CNOOC Finance
1.750%, 05/09/2018	200	193
Conoco Funding
7.250%, 10/15/2031	130	172
ConocoPhillips
6.000%, 01/15/2020	100	118

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
DCP Midstream Operating
4.950%, 04/01/2022	$271	$270
Devon Energy
6.300%, 01/15/2019	80	94
5.600%, 07/15/2041	370	378
4.750%, 05/15/2042	17	16
3.250%, 05/15/2022	327	313
Devon Financing LLC
7.875%, 09/30/2031	40	52
Ecopetrol
7.375%, 09/18/2043	230	249
4.250%, 09/18/2018	110	113
El Paso Pipeline Partners Operating LLC
4.100%, 11/15/2015	185	196
Encana
6.500%, 05/15/2019	100	118
6.500%, 02/01/2038	390	427
Energen
4.625%, 09/01/2021	280	277
Energy Transfer Partners
8.250%, 11/15/2029 (E)	675	817
6.500%, 02/01/2042	109	115
5.950%, 10/01/2043	175	174
5.150%, 02/01/2043	70	63
ENI
5.700%, 10/01/2040 (E)	300	285
Enterprise Products Operating
5.700%, 02/15/2042	60	63
Enterprise Products Operating LLC
4.850%, 03/15/2044	10	9
3.350%, 03/15/2023	710	672
Halliburton
6.150%, 09/15/2019	80	96
3.500%, 08/01/2023	225	223
2.000%, 08/01/2018	365	365
Hess
8.125%, 02/15/2019	260	324
5.600%, 02/15/2041	65	67
Husky Energy
7.250%, 12/15/2019	148	181
Kerr-McGee
6.950%, 07/01/2024	788	923
Kinder Morgan Energy Partners
5.000%, 03/01/2043	245	222
3.950%, 09/01/2022	210	206
Murphy Oil
3.700%, 12/01/2022	345	322
Noble Energy
4.150%, 12/15/2021	230	239
Noble Holding International
5.250%, 03/15/2042	40	36
3.950%, 03/15/2022	12	12

128	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Occidental Petroleum
2.700%, 02/15/2023	$519	$480
1.750%, 02/15/2017	35	35
ONEOK Partners
6.200%, 09/15/2043	145	149
3.200%, 09/15/2018	200	204
2.000%, 10/01/2017	225	223
Pemex Project Funding Master Trust
6.625%, 06/15/2035	350	370
Petrobras Global Finance BV
4.375%, 05/20/2023	39	36
3.000%, 01/15/2019	610	574
2.000%, 05/20/2016	300	298
1.884%, 05/20/2016 (C)	725	721
Petrobras International Finance
5.375%, 01/27/2021	1,170	1,175
Petro-Canada
6.800%, 05/15/2038	475	565
6.050%, 05/15/2018	115	134
Petroleos Mexicanos
5.500%, 06/27/2044	175	159
4.875%, 01/18/2024	130	130
3.500%, 01/30/2023	536	487
2.286%, 07/18/2018 (C) (F)	130	134
Phillips 66
5.875%, 05/01/2042	35	37
4.300%, 04/01/2022	26	27
2.950%, 05/01/2017	33	34
Plains Exploration & Production
6.875%, 02/15/2023	10	11
6.500%, 11/15/2020	50	54
Rowan
5.400%, 12/01/2042	144	130
Schlumberger Investment
3.300%, 09/14/2021 (E)	47	47
Shell International Finance
4.375%, 03/25/2020	140	154
3.400%, 08/12/2023	465	460
Spectra Energy Capital
8.000%, 10/01/2019	200	243
5.650%, 03/01/2020	100	109
Spectra Energy Partners
5.950%, 09/25/2043	130	137
2.950%, 09/25/2018	155	158
Statoil
5.250%, 04/15/2019	140	161
4.250%, 11/23/2041	27	25
3.150%, 01/23/2022	33	33
3.125%, 08/17/2017	50	53
Suncor Energy
6.850%, 06/01/2039	50	61
Talisman Energy
7.750%, 06/01/2019	288	349
TC Pipelines
4.650%, 06/15/2021	185	188

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Tennessee Gas Pipeline
8.000%, 02/01/2016	$1,000	$1,145
Tosco
7.800%, 01/01/2027	65	87
Total Capital
4.250%, 12/15/2021	50	53
2.125%, 08/10/2018	100	101
Total Capital Canada Ltd.
1.450%, 01/15/2018	490	483
Total Capital International
3.700%, 01/15/2024	42	42
2.875%, 02/17/2022	37	36
1.550%, 06/28/2017	28	28
TransCanada Pipelines
7.125%, 01/15/2019	50	61
6.500%, 08/15/2018	175	209
Transocean
7.350%, 12/15/2041	9	10
6.500%, 11/15/2020	120	134
6.375%, 12/15/2021	391	435
5.050%, 12/15/2016	90	99
Union Pacific Resources Group
7.150%, 05/15/2028	52	62
Weatherford International Ltd.
5.950%, 04/15/2042	92	88
4.500%, 04/15/2022	185	183
Western Gas Partners
5.375%, 06/01/2021	105	112
4.000%, 07/01/2022	35	34
Williams
7.875%, 09/01/2021	366	436

		24,694

Financials — 10.2%
ABB Treasury Center USA
2.500%, 06/15/2016 (E)	325	337
ACE INA Holdings
5.600%, 05/15/2015	100	108
Aflac
8.500%, 05/15/2019	25	32
6.450%, 08/15/2040	25	30
4.000%, 02/15/2022	52	53
African Development Bank
8.800%, 09/01/2019	100	134
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (E)	30	37
Allstate
5.750%, 08/15/2053 (C)	240	234
American Express
7.000%, 03/19/2018	170	205
American Express Credit MTN
2.800%, 09/19/2016	44	46
1.750%, 06/12/2015	619	630

SEI Institutional Managed Trust / Annual Report / September 30, 2013	129

SCHEDULE OF INVESTMENTS

U.S. Fixed Income Fund (Continued)

September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
American Honda Finance MTN (E)
3.875%, 09/21/2020	$495	$516
1.000%, 08/11/2015	210	211
American International Group
8.250%, 08/15/2018	200	249
6.400%, 12/15/2020	170	200
5.850%, 01/16/2018	655	745
4.875%, 06/01/2022 (F)	141	151
4.125%, 02/15/2024	346	346
American Tower‡
5.050%, 09/01/2020	194	201
4.500%, 01/15/2018 (F)	260	275
3.500%, 01/31/2023 (F)	243	213
American Tower Trust I‡
1.551%, 03/15/2018 (E)	25	24
Ameriprise Financial
4.000%, 10/15/2023	130	132
Andina de Fomento
3.750%, 01/15/2016	90	94
ANZ National International MTN
3.125%, 08/10/2015 (E)	100	104
AON
6.250%, 09/30/2040	19	22
3.500%, 09/30/2015	11	12
Associates Corp of North America
6.950%, 11/01/2018	128	152
Assurant
2.500%, 03/15/2018	280	275
AvalonBay Communities‡
3.625%, 10/01/2020	95	96
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand
4.125%, 11/09/2022 (E) (F)	270	248
Bank of America
7.375%, 05/15/2014	400	416
6.500%, 08/01/2016	1,325	1,502
6.100%, 06/15/2017	2,600	2,913
6.000%, 09/01/2017	335	379
5.750%, 12/01/2017	70	79
5.700%, 01/24/2022	5	6
5.650%, 05/01/2018	1,540	1,738
5.625%, 07/01/2020	75	84
5.420%, 03/15/2017	200	219
5.000%, 05/13/2021	410	440
4.100%, 07/24/2023 (F)	1,055	1,048
3.300%, 01/11/2023	300	281
2.000%, 01/11/2018	429	422
1.500%, 10/09/2015	909	914
Bank of Montreal MTN
2.375%, 01/25/2019	460	460
1.400%, 09/11/2017 (F)	108	106
Bank of New York Mellon MTN
4.600%, 01/15/2020	40	44

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
3.550%, 09/23/2021	$34	$35
2.950%, 06/18/2015 (F)	125	130
2.400%, 01/17/2017	129	133
Bank of Tokyo-Mitsubishi UFJ (E)
4.100%, 09/09/2023 (F)	200	203
3.850%, 01/22/2015	100	104
Barclays Bank
5.200%, 07/10/2014	150	155
5.000%, 09/22/2016	100	110
2.750%, 02/23/2015	110	113
BB&T
4.900%, 06/30/2017	200	220
3.950%, 04/29/2016 (F)	160	171
BBVA US Senior SAU
4.664%, 10/09/2015	600	625
Bear Stearns
7.250%, 02/01/2018	1,500	1,797
Berkshire Hathaway
4.500%, 02/11/2043	90	84
3.750%, 08/15/2021 (F)	500	520
3.400%, 01/31/2022	65	65
Berkshire Hathaway Finance
5.400%, 05/15/2018 (F)	110	127
4.400%, 05/15/2042	41	38
BlackRock
6.250%, 09/15/2017	145	170
Blackstone Holdings Finance
5.875%, 03/15/2021 (E)	295	330
BNP Paribas MTN
2.700%, 08/20/2018	835	845
2.375%, 09/14/2017	360	365
Boston Properties‡
3.850%, 02/01/2023	40	39
3.800%, 02/01/2024	225	216
3.125%, 09/01/2023	150	137
Capital One Financial
7.375%, 05/23/2014	225	235
4.750%, 07/15/2021	50	53
3.500%, 06/15/2023	159	150
Caterpillar Financial Services MTN
7.150%, 02/15/2019	110	135
5.850%, 09/01/2017	140	161
Charles Schwab
3.225%, 09/01/2022	20	19
Citigroup
8.125%, 07/15/2039 (F)	275	382
6.875%, 03/05/2038	250	309
6.375%, 08/12/2014	153	160
6.125%, 05/15/2018	160	185
6.010%, 01/15/2015	219	233
6.000%, 08/15/2017	620	709
5.875%, 01/30/2042	380	423
5.500%, 10/15/2014	115	121
5.500%, 02/15/2017	250	274

130	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
5.500%, 09/13/2025	$269	$277
5.375%, 08/09/2020	340	380
5.300%, 01/07/2016	220	239
4.500%, 01/14/2022	380	398
4.450%, 01/10/2017	570	617
4.050%, 07/30/2022	100	97
3.500%, 05/15/2023	250	226
2.650%, 03/02/2015	236	241
2.500%, 09/26/2018	870	865
1.700%, 07/25/2016	340	342
0.812%, 08/25/2036 (C)	1,500	1,222
CME Group
5.750%, 02/15/2014	46	47
5.300%, 09/15/2043	295	304
CNA Financial
5.875%, 08/15/2020	72	83
Comerica
3.000%, 09/16/2015	35	36
CommonWealth‡
6.650%, 01/15/2018	60	65
Commonwealth Bank of Australia NY
2.250%, 03/16/2017 (E) (F)	250	257
1.250%, 09/18/2015	250	253
Cooperatieve Centrale Raiffeisen-Boerenleenbank
5.800%, 09/30/2110 (E)	100	102
3.875%, 02/08/2022	285	285
3.375%, 01/19/2017	370	394
Credit Agricole
8.375%, 12/31/2049 (C) (E)	170	186
2.625%, 10/03/2018 (E)	530	529
Credit Suisse USA
5.125%, 08/15/2015	170	184
DDR‡
4.625%, 07/15/2022	330	336
3.375%, 05/15/2023	335	305
Deutsche Bank MTN
3.875%, 08/18/2014	100	103
Discover Bank
4.200%, 08/08/2023	260	259
Discover Financial Services
6.450%, 06/12/2017	250	284
DnB Boligkreditt
2.100%, 10/14/2015 (E) (F)	400	411
Equity One
3.750%, 11/15/2022‡	118	111
ERAC USA Finance
2.250%, 01/10/2014 (E)	58	58
ERP Operating‡
5.750%, 06/15/2017	125	141
4.625%, 12/15/2021	64	68
Farmers Exchange Capital (E)
7.200%, 07/15/2048	1,021	1,143
7.050%, 07/15/2028	80	96

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FDIC Structured Sale Guaranteed Notes
1.450%, 10/25/2013 (E) (B)	$250	$250
Federal Realty Investment Trust‡
3.000%, 08/01/2022	145	135
Ford Motor
4.750%, 01/15/2043	240	214
Ford Motor Credit LLC
5.875%, 08/02/2021	1,286	1,430
3.984%, 06/15/2016	200	211
2.750%, 05/15/2015	800	818
General Electric Capital MTN
6.875%, 01/10/2039	540	662
6.375%, 11/15/2067 (C)	150	160
6.150%, 08/07/2037	885	1,003
6.000%, 08/07/2019	645	751
5.875%, 01/14/2038	795	878
5.625%, 09/15/2017	100	114
5.500%, 01/08/2020	180	204
5.400%, 02/15/2017	200	225
5.300%, 02/11/2021	470	511
4.625%, 01/07/2021	540	579
3.100%, 01/09/2023	405	379
2.300%, 04/27/2017	425	436
2.100%, 12/11/2019	30	30
1.625%, 07/02/2015	180	183
0.744%, 08/15/2036 (C)	850	681
0.646%, 05/05/2026 (C)	155	143
Goldman Sachs Group
7.500%, 02/15/2019	710	858
6.750%, 10/01/2037	122	127
6.250%, 09/01/2017	350	400
6.250%, 02/01/2041	515	577
6.150%, 04/01/2018	780	892
6.000%, 06/15/2020	880	999
5.750%, 01/24/2022	200	222
5.375%, 03/15/2020 (F)	950	1,046
3.300%, 05/03/2015	55	57
2.900%, 07/19/2018 (F)	629	633
2.375%, 01/22/2018	720	715
GTP Acquisition Partners I
4.347%, 06/15/2016 (E)	144	152
Hartford Financial Services Group
5.125%, 04/15/2022	80	88
4.300%, 04/15/2043	200	176
HCP MTN‡
6.300%, 09/15/2016	375	424
6.000%, 06/15/2014	500	518
5.650%, 12/15/2013	381	385
3.750%, 02/01/2019	788	816
2.625%, 02/01/2020	300	285
Health Care‡
6.125%, 04/15/2020	1,475	1,675
Healthcare Realty Trust‡
6.500%, 01/17/2017	1,400	1,571

SEI Institutional Managed Trust / Annual Report / September 30, 2013	131

SCHEDULE OF INVESTMENTS

U.S. Fixed Income Fund (Continued)

September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
HSBC Bank
4.125%, 08/12/2020 (E)	$100	$105
HSBC Bank USA NY
4.625%, 04/01/2014	175	178
HSBC Finance
6.676%, 01/15/2021	850	971
5.500%, 01/19/2016	140	153
HSBC Holdings PLC
4.875%, 01/14/2022	100	108
4.000%, 03/30/2022	376	383
HSBC USA
2.625%, 09/24/2018	455	461
2.375%, 02/13/2015	435	445
Hyundai Capital America (E)
2.125%, 10/02/2017	60	60
1.875%, 08/09/2016	260	261
ING Bank (E)
5.800%, 09/25/2023	470	475
3.750%, 03/07/2017	200	210
ING US
5.500%, 07/15/2022	90	97
Inter-American Development Bank MTN
3.875%, 10/28/2041	266	246
International Lease Finance (E)
7.125%, 09/01/2018	500	559
6.750%, 09/01/2016 (F)	640	702
Intesa Sanpaolo
3.125%, 01/15/2016	250	250
Jackson National Life Global Funding
4.700%, 06/01/2018 (E)	100	106
Jefferies Group
6.450%, 06/08/2027	160	163
6.250%, 01/15/2036	120	115
John Deere Capital MTN
5.750%, 09/10/2018	100	117
JPMorgan Chase
5.400%, 01/06/2042	25	26
4.650%, 06/01/2014	85	87
4.500%, 01/24/2022	660	688
3.450%, 03/01/2016	385	405
3.375%, 05/01/2023	300	272
3.200%, 01/25/2023 (F)	250	234
3.150%, 07/05/2016	180	189
1.100%, 10/15/2015	390	391
JPMorgan Chase Bank
6.000%, 10/01/2017	2,522	2,886
JPMorgan Chase Capital XIII
1.198%, 09/30/2034 (C)	500	390
KeyBank
5.800%, 07/01/2014	250	259
Landwirtschaftliche Rentenbank
1.375%, 10/23/2019	120	115

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Lazard Group LLC
7.125%, 05/15/2015	$363	$393
6.850%, 06/15/2017	574	651
Liberty Mutual Group (E)
6.500%, 05/01/2042	154	166
4.250%, 06/15/2023	140	137
Lincoln National
4.850%, 06/24/2021	10	11
Lloyds TSB Bank MTN
5.800%, 01/13/2020 (E) (F)	310	353
Macquarie Bank
5.000%, 02/22/2017 (E)	170	185
Macquarie Group
7.625%, 08/13/2019 (E)	70	82
7.300%, 08/01/2014 (E)	120	126
7.300%, 08/01/2014	1,475	1,549
6.250%, 01/14/2021 (E)	96	104
6.000%, 01/14/2020 (E)	50	54
Markel
5.000%, 03/30/2043	110	102
4.900%, 07/01/2022	160	168
3.625%, 03/30/2023	115	109
Massachusetts Mutual Life Insurance (E)
8.875%, 06/01/2039	335	485
5.375%, 12/01/2041	49	51
MassMutual Global Funding II
2.875%, 04/21/2014 (E)	100	101
Merrill Lynch MTN
6.875%, 04/25/2018	100	118
6.400%, 08/28/2017	150	172
MetLife
6.750%, 06/01/2016	390	447
6.400%, 12/15/2036	945	954
5.700%, 06/15/2035	15	17
4.368%, 09/15/2023 (F)	305	319
1.756%, 12/15/2017	210	208
Metropolitan Life Global Funding I (E)
5.125%, 06/10/2014	100	103
2.500%, 09/29/2015	520	537
1.700%, 06/29/2015	213	216
1.500%, 01/10/2018	100	98
Morgan Stanley MTN
7.300%, 05/13/2019	320	383
6.625%, 04/01/2018 (F)	2,050	2,380
5.950%, 12/28/2017	200	226
5.750%, 01/25/2021	100	111
5.625%, 09/23/2019 (F)	150	167
5.550%, 04/27/2017	100	111
5.500%, 07/28/2021 (F)	197	215
5.450%, 01/09/2017 (F)	470	518
5.375%, 10/15/2015	290	312
4.200%, 11/20/2014	156	161

132	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Murray Street Investment Trust I
0.000%, 03/09/2017 (D)	$1,002	$1,069
National Australia Bank (E)
3.750%, 03/02/2015	120	125
3.000%, 07/27/2016	180	189
National City
6.875%, 05/15/2019	50	60
National City Bank
0.628%, 06/07/2017 (C)	600	590
National Rural Utilities Cooperative Finance
10.375%, 11/01/2018	60	82
2.350%, 06/15/2020	180	175
Nationwide Mutual Insurance (E)
9.375%, 08/15/2039	165	227
6.600%, 04/15/2034	35	35
5.810%, 12/15/2024 (C)	760	771
New York Life Global Funding
3.000%, 05/04/2015 (E)	50	52
New York Life Insurance
6.750%, 11/15/2039 (E)	255	316
Nomura Holdings MTN
6.700%, 03/04/2020	54	62
5.000%, 03/04/2015	40	42
4.125%, 01/19/2016	60	63
Nordea Bank (E)
4.875%, 05/13/2021	250	259
1.625%, 05/15/2018	220	214
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (E)	430	494
Oversea-Chinese Banking
1.625%, 03/13/2015 (E)	200	202
PACCAR Financial MTN
1.600%, 03/15/2017	53	53
1.550%, 09/29/2014	35	35
Pacific Life Global Funding MTN
5.000%, 05/15/2017 (E)	50	52
Pacific Life Insurance
9.250%, 06/15/2039 (E)	80	108
Pipeline Funding
7.500%, 01/15/2030 (E)	625	738
PNC Funding
5.125%, 02/08/2020	90	100
3.300%, 03/08/2022	76	74
2.700%, 09/19/2016	20	21
Post Apartment Homes
4.750%, 10/15/2017	700	757
Pricoa Global Funding I
1.600%, 05/29/2018 (E)	150	146
Principal Life Income Funding Trusts MTN
5.100%, 04/15/2014	225	231
ProLogis‡
6.875%, 03/15/2020	29	34
4.250%, 08/15/2023	270	269

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Prudential Financial MTN
5.625%, 05/12/2041	$10	$11
2.300%, 08/15/2018	200	202
Prudential Holdings LLC
8.695%, 12/18/2023 (E)	600	754
Prudential Insurance of America
8.300%, 07/01/2025 (E)	150	195
Rabobank Nederland
3.200%, 03/11/2015 (E)	200	207
Reinsurance Group of America MTN
4.700%, 09/15/2023	230	235
Royal Bank of Canada
2.300%, 07/20/2016	120	124
2.000%, 10/01/2018	718	721
1.200%, 09/19/2017	140	138
Royal Bank of Scotland Group PLC
2.550%, 09/18/2015	330	337
Santander Holdings USA
3.450%, 08/27/2018	230	235
Santander US Debt Unipersonal
3.724%, 01/20/2015 (E)	100	101
Simon Property Group‡
10.350%, 04/01/2019	130	177
6.750%, 05/15/2014	50	51
5.650%, 02/01/2020	38	43
4.125%, 12/01/2021	27	28
2.150%, 09/15/2017 (F)	125	127
SLM MTN
3.875%, 09/10/2015	390	398
SpareBank 1 Boligkreditt
1.750%, 11/15/2019 (E)	350	334
Stadshypotek
1.875%, 10/02/2019 (E)	639	618
Standard Chartered
5.200%, 01/26/2024 (E) (F)	445	445
State Street
4.956%, 03/15/2018	300	330
3.100%, 05/15/2023	72	67
Swedbank Hypotek
1.375%, 03/28/2018 (E) (F)	—	—
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (E)	150	186
Toronto-Dominion Bank MTN
2.500%, 07/14/2016	72	75
Toyota Motor Credit MTN
3.400%, 09/15/2021	510	514
1.250%, 10/05/2017	250	246
Travelers Property Casualty
7.750%, 04/15/2026	100	132
UBS MTN
5.875%, 12/20/2017	120	139
5.750%, 04/25/2018	100	115

SEI Institutional Managed Trust / Annual Report / September 30, 2013	133

SCHEDULE OF INVESTMENTS

U.S. Fixed Income Fund (Continued)

September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
US Bancorp MTN
3.000%, 03/15/2022	$33	$32
2.950%, 07/15/2022	25	24
2.450%, 07/27/2015	75	77
Wachovia Bank MTN
6.000%, 11/15/2017	590	680
0.584%, 03/15/2016 (C)	400	397
Wachovia Capital Trust III
5.570%, 12/31/2049 (C)	500	453
WEA Finance LLC (E)
6.750%, 09/02/2019	130	155
4.625%, 05/10/2021	10	11
Wells Fargo MTN
4.125%, 08/15/2023	1,030	1,009
3.500%, 03/08/2022	430	430
3.450%, 02/13/2023	290	271
Westpac Banking
4.875%, 11/19/2019	170	190
2.450%, 11/28/2016 (E)	200	208
WR Berkley
4.625%, 03/15/2022	143	148

		104,723

Health Care — 1.0%
AbbVie
2.900%, 11/06/2022	1,110	1,038
2.000%, 11/06/2018	125	123
1.750%, 11/06/2017	290	288
Actavis
3.250%, 10/01/2022	13	12
Amgen
6.375%, 06/01/2037	75	84
5.750%, 03/15/2040	62	64
5.650%, 06/15/2042	227	235
5.375%, 05/15/2043 (F)	340	339
5.150%, 11/15/2041	830	806
4.500%, 03/15/2020	22	24
3.875%, 11/15/2021	100	101
3.450%, 10/01/2020	50	50
Boston Scientific
4.125%, 10/01/2023	295	293
2.650%, 10/01/2018	240	240
Celgene
5.250%, 08/15/2043	200	198
2.300%, 08/15/2018	195	195
1.900%, 08/15/2017	63	63
Edwards Lifesciences
2.875%, 10/15/2018	230	229
Express Scripts Holding
2.650%, 02/15/2017	405	418
2.100%, 02/12/2015	455	462
Gilead Sciences
5.650%, 12/01/2041	35	39

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
GlaxoSmithKline Capital
1.500%, 05/08/2017	$160	$161
GlaxoSmithKline Capital PLC
2.850%, 05/08/2022	170	163
Humana
7.200%, 06/15/2018	159	190
3.150%, 12/01/2022	400	372
Medco Health Solutions
2.750%, 09/15/2015	35	36
Merck
2.800%, 05/18/2023 (F)	235	222
2.400%, 09/15/2022	29	27
1.300%, 05/18/2018	321	313
Perrigo
2.950%, 05/15/2023	165	160
Pfizer
3.000%, 06/15/2023	190	182
Pharmacia
6.500%, 12/01/2018	120	146
Roche Holdings
6.000%, 03/01/2019 (E)	136	162
St. Jude Medical
3.250%, 04/15/2023	340	323
Stryker
1.300%, 04/01/2018	505	493
Teva Pharmaceutical Finance BV
3.650%, 11/10/2021	190	189
Teva Pharmaceutical Finance IV
2.250%, 03/18/2020	170	161
UnitedHealth Group
3.875%, 10/15/2020	180	190
3.375%, 11/15/2021	75	75
2.875%, 03/15/2023	50	47
1.625%, 03/15/2019	160	154
WellPoint
5.100%, 01/15/2044	105	102
4.625%, 05/15/2042	41	38
3.125%, 05/15/2022	821	780
2.300%, 07/15/2018	65	65
1.250%, 09/10/2015	50	50
Wyeth LLC
5.950%, 04/01/2037	170	199
Zoetis (E)
4.700%, 02/01/2043	11	10
3.250%, 02/01/2023	190	181

		10,492

Industrials — 1.2%
ABB Finance USA
4.375%, 05/08/2042	12	11
2.875%, 05/08/2022	23	22
1.625%, 05/08/2017	20	20
ADT
4.875%, 07/15/2042	22	16
3.500%, 07/15/2022	21	18

134	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Air Canada Pass-Through Trust, CI A
4.125%, 05/15/2025 (E)	$28	$26
American Airlines Pass-Through Trust, Ser 2011-1, CI A
5.250%, 01/31/2021 (F)	16	17
American Airlines Pass-Through Trust, Ser 2013-2, Cl A
4.950%, 01/15/2023 (E)	1,000	1,005
BAE Systems (E)
5.800%, 10/11/2041	20	21
4.750%, 10/11/2021	750	789
BAE Systems Holdings (E)
6.375%, 06/01/2019	100	115
5.200%, 08/15/2015	90	96
Boeing
4.875%, 02/15/2020	210	239
Burlington Northern Santa Fe
7.290%, 06/01/2036	90	112
5.750%, 03/15/2018	950	1,095
5.400%, 06/01/2041	50	52
4.700%, 10/01/2019	75	84
3.450%, 09/15/2021	16	16
Canadian National Railway
5.850%, 11/15/2017	50	58
Cargill
7.350%, 03/06/2019 (E)	250	307
Caterpillar
0.950%, 06/26/2015	300	301
Continental Airlines Pass-Through Trust, Ser 1999-2, Cl C-2
7.256%, 03/15/2020	236	261
Continental Airlines Pass-Through Trust, Ser 2000-1
8.048%, 11/01/2020	350	397
Continental Airlines Pass-Through Trust, Ser 2009-2
7.250%, 11/10/2019	170	192
Continental Airlines Pass-Through Trust, Ser A, Cl A
5.983%, 04/19/2022	719	770
CSX
6.250%, 03/15/2018	155	182
Danaher
3.900%, 06/23/2021	22	23
Deere
3.900%, 06/09/2042	153	135
2.600%, 06/08/2022	15	14
Delta Air Lines Pass-Through Trust, Ser 2007-1, Cl A
6.821%, 08/10/2022	135	150
Delta Air Lines Pass-Through Trust, Ser 2010-1
6.200%, 07/02/2018 (F)	455	498

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Delta Air Lines Pass-Through Trust, Ser 2010-2
4.950%, 05/23/2019 (F)	$41	$44
Delta Air Lines Pass-Through Trust, Ser 2012-1
4.750%, 05/07/2020	20	21
Eaton
7.625%, 04/01/2024	75	94
4.150%, 11/02/2042 (E)	110	98
2.750%, 11/02/2022 (E)	410	382
1.500%, 11/02/2017 (E)	100	99
Fluor
3.375%, 09/15/2021	68	68
General Electric Capital
0.850%, 10/09/2015	110	110
Glencore Funding LLC
2.500%, 01/15/2019 (E) (F)	200	187
JetBlue Airways Pass-Through Trust, Ser 2004, CI G-1
0.629%, 12/15/2013 (C)	116	116
Koninklijke Philips Electronics
5.750%, 03/11/2018	24	28
3.750%, 03/15/2022	127	127
Lockheed Martin
4.070%, 12/15/2042	91	80
3.350%, 09/15/2021	650	649
2.125%, 09/15/2016	37	38
Norfolk Southern
6.000%, 05/23/2111	158	172
Northrop Grumman
4.750%, 06/01/2043	285	269
3.250%, 08/01/2023	1,765	1,668
Owens Corning
4.200%, 12/15/2022	167	163
Pitney Bowes MTN
5.600%, 03/15/2018	25	27
Republic Services
3.550%, 06/01/2022	29	28
Ryder System MTN
3.600%, 03/01/2016	35	37
2.500%, 03/01/2017	47	47
Union Pacific
4.300%, 06/15/2042	20	19
4.163%, 07/15/2022 (F)	131	138
United Airlines Pass-Through Trust, Ser 2013-1
4.300%, 02/15/2027	33	32
United Parcel Service of America
8.375%, 04/01/2020	50	65
United Technologies
8.875%, 11/15/2019	110	146
4.500%, 06/01/2042	117	114
Waste Management
4.750%, 06/30/2020	93	101

SEI Institutional Managed Trust / Annual Report / September 30, 2013	135

SCHEDULE OF INVESTMENTS

U.S. Fixed Income Fund (Continued)

September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
4.600%, 03/01/2021	$90	$96
2.600%, 09/01/2016	180	186

		12,491

Information Technology — 0.5%
Apple
2.400%, 05/03/2023	284	257
0.516%, 05/03/2018 (C)	69	69
Arrow Electronics
6.875%, 06/01/2018	95	109
6.000%, 04/01/2020	45	49
3.375%, 11/01/2015	5	5
Baidu
3.250%, 08/06/2018	265	265
Cisco Systems
5.900%, 02/15/2039	150	174
5.500%, 01/15/2040 (F)	100	111
eBay
4.000%, 07/15/2042	21	18
2.600%, 07/15/2022	19	18
Hewlett-Packard
6.000%, 09/15/2041	50	46
4.650%, 12/09/2021	39	38
4.375%, 09/15/2021	39	38
HP Enterprise Services
7.450%, 10/15/2029 (F)	125	134
Intel
4.800%, 10/01/2041	65	62
4.000%, 12/15/2032	202	186
3.300%, 10/01/2021	70	70
International Business Machines
4.000%, 06/20/2042 (F)	169	151
1.625%, 05/15/2020	1,196	1,124
Intuit
5.750%, 03/15/2017	75	84
Microsoft
4.500%, 10/01/2040	14	13
Oracle
6.125%, 07/08/2039	27	32
5.375%, 07/15/2040	17	18
3.625%, 07/15/2023	271	270
2.375%, 01/15/2019	791	795
1.200%, 10/15/2017	250	246
Texas Instruments
1.650%, 08/03/2019	55	53
TSMC Global Ltd.
1.625%, 04/03/2018 (E)	460	443
Xerox
4.500%, 05/15/2021	13	13
2.950%, 03/15/2017	27	28

		4,919

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Materials — 1.0%
Barrick Gold
4.100%, 05/01/2023 (F)	$835	$735
3.850%, 04/01/2022	540	478
BHP Billiton Finance USA Ltd.
6.500%, 04/01/2019	125	149
5.000%, 09/30/2043	504	513
4.125%, 02/24/2042	40	36
3.850%, 09/30/2023	895	902
3.250%, 11/21/2021	360	357
2.050%, 09/30/2018	44	44
Celulosa Arauco y Constitucion
4.750%, 01/11/2022	170	165
Cliffs Natural Resources
4.875%, 04/01/2021	30	28
4.800%, 10/01/2020	100	95
3.950%, 01/15/2018	260	261
CRH America
6.000%, 09/30/2016	31	35
Dow Chemical
8.550%, 05/15/2019	47	60
5.250%, 11/15/2041	70	69
4.125%, 11/15/2021	61	62
3.000%, 11/15/2022	630	580
E.I. Du Pont de Nemours
5.600%, 12/15/2036	80	87
4.900%, 01/15/2041	25	25
1.950%, 01/15/2016	40	41
Ecolab
3.000%, 12/08/2016	220	231
1.450%, 12/08/2017	31	30
Freeport-McMoRan Copper & Gold
3.550%, 03/01/2022	250	230
3.100%, 03/15/2020 (E)	160	151
2.375%, 03/15/2018 (E)	50	48
2.150%, 03/01/2017	81	81
LYB International Finance BV
5.250%, 07/15/2043	155	152
4.000%, 07/15/2023	215	213
Mosaic
4.875%, 11/15/2041	30	28
3.750%, 11/15/2021	25	24
Nucor
4.000%, 08/01/2023	39	38
Potash Corp of Saskatchewan
6.500%, 05/15/2019	50	59
PPG Industries
9.000%, 05/01/2021	145	191
Praxair
5.200%, 03/15/2017	70	79
Rio Tinto Finance USA Ltd.
9.000%, 05/01/2019	30	39
8.950%, 05/01/2014	80	84

136	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
6.500%, 07/15/2018	$270	$318
3.750%, 09/20/2021	450	444
Rio Tinto Finance USA PLC
2.250%, 12/14/2018	385	380
Southern Copper
5.250%, 11/08/2042	370	298
Teck Resources Limited
6.250%, 07/15/2041	5	5
Union Carbide
7.750%, 10/01/2096	50	56
Vale
5.625%, 09/11/2042 (F)	188	164
Vale Overseas Ltd.
6.875%, 11/21/2036	190	193
4.375%, 01/11/2022	885	853
Xstrata Finance Canada Ltd.
2.450%, 10/25/2017 (E)	250	249
2.050%, 10/23/2015 (E)	452	453

		9,813

Telecommunication Services — 1.7%
America Movil
5.625%, 11/15/2017	400	455
3.125%, 07/16/2022	535	492
2.375%, 09/08/2016 (F)	200	203
1.256%, 09/12/2016 (C)	220	220
AT&T
6.300%, 01/15/2038	435	470
5.800%, 02/15/2019	210	242
5.550%, 08/15/2041	80	79
5.500%, 02/01/2018	100	113
5.350%, 09/01/2040	423	411
4.350%, 06/15/2045	117	97
4.300%, 12/15/2042 (F)	250	208
3.875%, 08/15/2021	350	354
1.600%, 02/15/2017	415	416
0.875%, 02/13/2015	75	75
BellSouth Telecommunications
6.300%, 12/15/2015	81	86
British Telecommunications
5.950%, 01/15/2018	200	229
Cellco Partnership
8.500%, 11/15/2018	55	70
Centel Capital
9.000%, 10/15/2019	65	78
CenturyLink
7.650%, 03/15/2042	15	13
7.600%, 09/15/2039	60	54
6.450%, 06/15/2021 (F)	120	119
Deutsche Telekom International Finance
5.750%, 03/23/2016	170	188
2.250%, 03/06/2017 (E)	770	781

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Deutsche Telekom International Finance BV
6.000%, 07/08/2019	$175	$205
GTE
6.840%, 04/15/2018	150	175
Nippon Telegraph & Telephone
1.400%, 07/18/2017	65	65
Orange
8.750%, 03/01/2031	50	67
2.750%, 09/14/2016	35	36
Qwest
6.750%, 12/01/2021	156	168
Rogers Communications
5.450%, 10/01/2043	223	221
5.250%, 10/02/2043	33	33
4.000%, 10/02/2023	80	80
Telecom Italia Capital
6.999%, 06/04/2018	150	165
Telefonica Chile
3.875%, 10/12/2022 (E)	210	186
Telefonica Emisiones SAU
6.221%, 07/03/2017	130	144
5.462%, 02/16/2021	23	24
5.134%, 04/27/2020	230	235
4.570%, 04/27/2023	335	321
Verizon Communications
7.750%, 12/01/2030	610	750
6.550%, 09/15/2043	475	536
6.400%, 09/15/2033	2,307	2,562
6.350%, 04/01/2019	120	141
5.500%, 02/15/2018	140	159
5.150%, 09/15/2023 (F)	1,220	1,308
4.500%, 09/15/2020	704	749
3.850%, 11/01/2042	200	158
3.650%, 09/14/2018	514	542
2.500%, 09/15/2016	714	736
2.450%, 11/01/2022	140	124
Verizon Global Funding
5.850%, 09/15/2035	40	41
Vodafone Group
5.450%, 06/10/2019	75	85
1.625%, 03/20/2017	80	80
Vodafone Group PLC
2.950%, 02/19/2023	540	496
1.500%, 02/19/2018	420	408
0.900%, 02/19/2016	575	574

		17,027

Utilities — 1.7%
AEP Texas Central Transition Funding
5.170%, 01/01/2018	575	642
5.090%, 07/01/2015	1,082	1,121

SEI Institutional Managed Trust / Annual Report / September 30, 2013	137

SCHEDULE OF INVESTMENTS

U.S. Fixed Income Fund (Continued)

September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
AGL Capital
6.375%, 07/15/2016	$50	$57
5.250%, 08/15/2019	50	57
4.400%, 06/01/2043	195	178
Alabama Power
6.125%, 05/15/2038	18	21
5.875%, 12/01/2022	95	111
Ameren
8.875%, 05/15/2014	255	267
American Electric Power
1.650%, 12/15/2017	368	362
American Water Capital
6.085%, 10/15/2017	100	115
Appalachian Power
6.700%, 08/15/2037	100	117
5.950%, 05/15/2033	100	106
Arizona Public Service
5.050%, 09/01/2041	47	48
4.500%, 04/01/2042	15	14
Atmos Energy
4.950%, 10/15/2014	75	78
Boston Gas
4.487%, 02/15/2042 (E)	35	33
Carolina Power & Light
5.300%, 01/15/2019	175	202
3.000%, 09/15/2021	194	193
2.800%, 05/15/2022	25	24
CenterPoint Energy
6.500%, 05/01/2018	50	59
CenterPoint Energy Resources
4.500%, 01/15/2021	81	88
Cleveland Electric Illuminating
7.880%, 11/01/2017	170	206
Commonwealth Edison
4.600%, 08/15/2043	140	138
Consolidated Edison of New York
5.700%, 06/15/2040	38	44
Consumers Energy
6.700%, 09/15/2019	100	124
Dayton Power & Light
1.875%, 09/15/2016 (E)	280	282
Detroit Edison
2.650%, 06/15/2022	26	25
Dominion Resources
8.875%, 01/15/2019	340	440
6.400%, 06/15/2018	180	213
5.250%, 08/01/2033	90	97
1.950%, 08/15/2016	165	168
Duke Energy
3.550%, 09/15/2021	76	76
1.625%, 08/15/2017	175	174
Duke Energy Carolinas
4.300%, 06/15/2020	39	42
4.250%, 12/15/2041	28	26

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Duke Energy Florida
3.850%, 11/15/2042	$665	$579
Duke Energy Indiana
4.200%, 03/15/2042	30	28
3.750%, 07/15/2020	52	55
Duke Energy Ohio
3.800%, 09/01/2023	145	148
Duke Energy Progress
4.100%, 05/15/2042	85	78
Electricite de France
4.600%, 01/27/2020 (E)	105	115
Enel Finance International
5.125%, 10/07/2019 (E) (F)	100	104
Exelon Generation
6.200%, 10/01/2017	100	115
4.000%, 10/01/2020	120	120
FirstEnergy
4.250%, 03/15/2023	540	494
2.750%, 03/15/2018	70	68
FirstEnergy, Ser C
7.375%, 11/15/2031	480	485
Florida Power & Light
5.950%, 10/01/2033	35	42
5.125%, 06/01/2041	28	30
Jersey Central Power & Light
7.350%, 02/01/2019	100	120
John Sevier Combined Cycle Generation
4.626%, 01/15/2042	58	58
Kansas City Power & Light
5.300%, 10/01/2041	100	100
Massachusetts Electric
5.900%, 11/15/2039 (E)	55	62
Metropolitan Edison
3.500%, 03/15/2023 (E)	350	333
MidAmerican Energy
4.800%, 09/15/2043	215	218
2.400%, 03/15/2019	380	387
Midamerican Energy Holdings
6.500%, 09/15/2037	200	236
Nevada Power
7.125%, 03/15/2019	110	137
6.500%, 08/01/2018	40	48
5.450%, 05/15/2041	50	55
5.375%, 09/15/2040	12	13
Niagara Mohawk Power
4.881%, 08/15/2019 (E)	80	89
Nisource Finance
5.800%, 02/01/2042	149	154
Northern States Power
6.250%, 06/01/2036	100	123
5.350%, 11/01/2039	19	21
2.600%, 05/15/2023	55	52
Oncor Electric Delivery LLC
6.800%, 09/01/2018	460	551

138	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Pacific Gas & Electric
8.250%, 10/15/2018	$180	$230
5.800%, 03/01/2037	70	76
5.625%, 11/30/2017	525	603
5.400%, 01/15/2040	42	43
4.600%, 06/15/2043	125	117
4.500%, 12/15/2041	48	44
3.250%, 09/15/2021	12	12
3.250%, 06/15/2023	185	176
Pacificorp
6.250%, 10/15/2037	90	109
5.650%, 07/15/2018	175	204
PPL Capital Funding
4.700%, 06/01/2043	150	134
4.200%, 06/15/2022	120	119
3.400%, 06/01/2023	155	144
PPL Energy Supply
4.600%, 12/15/2021	55	54
Progress Energy
3.150%, 04/01/2022	408	390
PSEG Power
5.500%, 12/01/2015	100	109
5.320%, 09/15/2016	40	44
5.125%, 04/15/2020	45	50
4.150%, 09/15/2021	33	34
PSEG Power LLC
2.750%, 09/15/2016	200	208
Public Service Electric & Gas
5.375%, 11/01/2039	28	31
2.700%, 05/01/2015	45	47
Public Service of Oklahoma
5.150%, 12/01/2019	83	94
San Diego Gas & Electric
6.000%, 06/01/2026	60	74
3.950%, 11/15/2041	14	13
Sempra Energy
8.900%, 11/15/2013	180	182
6.000%, 10/15/2039	50	55
Southern
2.450%, 09/01/2018	268	271
1.950%, 09/01/2016	26	27
Southern California Edison
5.500%, 03/15/2040	50	56
4.650%, 10/01/2043	330	326
4.050%, 03/15/2042	5	5
3.900%, 12/01/2041	60	54
3.875%, 06/01/2021	22	23
3.500%, 10/01/2023	560	559
Southern Power
5.250%, 07/15/2043	130	130
5.150%, 09/15/2041	11	11
Southwestern Electric Power
3.550%, 02/15/2022	245	238
Southwestern Public Service
8.750%, 12/01/2018	90	116

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Virginia Electric and Power
4.650%, 08/15/2043	$590	$585
2.950%, 01/15/2022	330	325
Wisconsin Electric Power
2.950%, 09/15/2021	3	3

		17,291

Total Corporate Obligations (Cost $223,578) ($ Thousands)		227,812

ASSET-BACKED SECURITIES — 8.7%

Automotive — 1.6%
Ally Auto Receivables Trust, Ser 2010-2, Cl A4
2.090%, 05/15/2015	59	59
Ally Auto Receivables Trust, Ser 2010-3, Cl A4
1.550%, 08/17/2015	65	65
Ally Auto Receivables Trust, Ser 2010-4, Cl A4
1.350%, 12/15/2015	451	453
Ally Auto Receivables Trust, Ser 2010-5, Cl A4
1.750%, 03/15/2016	899	905
Ally Auto Receivables Trust, Ser 2011-1, Cl A4
2.230%, 03/15/2016	698	705
Ally Auto Receivables Trust, Ser 2012-1, Cl A3
0.930%, 02/16/2016	114	114
Ally Auto Receivables Trust, Ser 2012-2, Cl A3
0.740%, 04/15/2016	458	459
Ally Auto Receivables Trust, Ser 2012-5, Cl A2
0.450%, 07/15/2015	677	677
Ally Auto Receivables Trust, Ser 2013-1, Cl A3
0.630%, 05/15/2017	427	425
Ally Auto Receivables Trust, Ser 2013-1, Cl A4
0.840%, 02/15/2018	451	445
American Credit Acceptance Receivables Trust, Ser 2012-1, Cl A2
3.040%, 10/15/2015 (E)	26	27
American Credit Acceptance Receivables Trust, Ser 2012-3, Cl A
1.640%, 11/15/2016 (E)	58	58
American Credit Acceptance Receivables Trust, Ser 2013-1, Cl A
1.450%, 04/16/2018 (E)	189	189

SEI Institutional Managed Trust / Annual Report / September 30, 2013	139

SCHEDULE OF INVESTMENTS

U.S. Fixed Income Fund (Continued)

September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
AmeriCredit Automobile Receivables Trust
0.740%, 11/08/2016	$366	$366
AmeriCredit Automobile Receivables Trust, Ser 2011-1, Cl A3
1.390%, 09/08/2015	11	11
AmeriCredit Automobile Receivables Trust, Ser 2011-4, Cl A3
1.170%, 05/09/2016	199	199
AmeriCredit Automobile Receivables Trust, Ser 2011-5, Cl A3
1.550%, 07/08/2016	239	240
AmeriCredit Automobile Receivables Trust, Ser 2012-1, Cl A2
0.910%, 10/08/2015	18	18
AmeriCredit Automobile Receivables Trust, Ser 2012-4, Cl A2
0.490%, 04/08/2016	169	169
AmeriCredit Automobile Receivables Trust, Ser 2012-4, Cl A3
0.670%, 06/08/2017	236	235
AmeriCredit Automobile Receivables Trust, Ser 2012-5, Cl A2
0.510%, 01/08/2016	110	110
AmeriCredit Automobile Receivables Trust, Ser 2012-5, Cl A3
0.620%, 06/08/2017	48	48
AmeriCredit Automobile Receivables Trust, Ser 2013-1, Cl A2
0.490%, 06/08/2016	85	85
AmeriCredit Automobile Receivables Trust, Ser 2013-3, Cl A2
0.680%, 10/11/2016	904	904
Avis Budget Rental Car Funding AESOP LLC, Ser 2013-2A, Cl A
2.970%, 02/20/2020	190	194
Bank of America Auto Trust, Ser 2010-2, Cl A4
1.940%, 06/15/2017	76	77
California Republic Auto Receivables Trust, Ser 2012-1, Cl A
1.180%, 08/15/2017 (E)	69	69
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl A2
0.620%, 07/20/2016	106	106
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl A3
0.790%, 06/20/2017	769	766
Capital Auto Receivables Asset Trust, Ser 2013-2, Cl A2
0.920%, 09/20/2016	385	385
Capital Auto Receivables Asset Trust, Ser 2013-2, Cl A4
1.560%, 07/20/2018	205	206

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl A1B
0.610%, 11/20/2015 (C)	$150	$150
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl A2
1.040%, 11/21/2016	196	196
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl A4
1.680%, 04/20/2018	261	262
CFC, Ser 2013-1A, Cl A
1.650%, 07/17/2017 (E)	118	118
CPS Auto Trust
1.620%, 08/15/2016	380	379
CPS Auto Trust, Ser 2011-C, Cl A
4.210%, 03/15/2019 (E)	78	80
Exeter Auto Receivables Trust
1.490%, 11/15/2017	300	300
Fifth Third Auto Trust, Ser 2013-1 A3
0.880%, 08/15/2016	105	105
First Investors Auto Owner Trust, Ser 2013-1A, Cl A2
0.900%, 10/15/2018 (E)	54	54
Ford Credit Auto Owner Trust, Ser 2012-B, Cl A2
0.570%, 01/15/2015	36	36
Ford Credit Auto Owner Trust, Ser 2012-C, Cl A2
0.470%, 04/15/2015	68	68
Ford Credit Auto Owner Trust, Ser 2013-B, Cl A2
0.380%, 02/15/2016	245	245
Harley-Davidson Motorcycle Trust, Ser 2011-2, Cl A3
1.110%, 09/15/2016	178	178
Hertz Vehicle Financing, Ser 2013-1A, Cl A2
1.830%, 08/25/2019 (E)	800	782
Honda Auto Receivables Owner Trust, Ser 2012-3, Cl A2
0.460%, 12/15/2014	90	90
Honda Auto Receivables Owner Trust, Ser 2013-1, Cl A2
0.350%, 06/22/2015	114	113
Huntington Auto Trust, Ser 2011-1A, Cl A4
1.310%, 11/15/2016 (E)	200	202
Hyundai Auto Receivables Trust, Ser 2010-B, Cl A4
1.630%, 03/15/2017	90	91
Hyundai Auto Receivables Trust, Ser 2011-B, Cl A3
1.040%, 09/15/2015	25	25
Hyundai Auto Receivables Trust, Ser 2011-B, Cl A4
1.650%, 02/15/2017	71	72

140	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
LAI Vehicle Lease Securitization Trust, Ser 2010-A, Cl A
2.550%, 09/15/2016 (E)	$8	$8
Mercedes-Benz Auto Receivables Trust, Ser 2011-1, Cl A3
0.850%, 03/16/2015	126	126
MMCA Automobile Trust, Ser 2011-A, Cl A4
2.020%, 10/17/2016 (E)	134	134
MMCA Automobile Trust, Ser 2012-A, Cl A4
1.890%, 08/15/2017 (E)	200	201
Nissan Auto Lease Trust, Ser 2012-B, Cl A2A
0.450%, 06/15/2015	49	49
Nissan Auto Receivables Owner Trust, Ser 2010-A, Cl A4
1.310%, 09/15/2016	65	65
Nissan Auto Receivables Owner Trust, Ser 2011-A, Cl A3
1.180%, 02/16/2015	58	58
Nissan Auto Receivables Owner Trust, Ser 2012-A, Cl A2
0.540%, 10/15/2014	34	34
Nissan Auto Receivables Owner Trust, Ser 2012-B, Cl A2
0.390%, 04/15/2015	74	74
Nissan Auto Receivables Owner Trust, Ser 2013-A, Cl A2
0.370%, 09/15/2015	47	47
Santander Drive Auto Receivables Trust, Ser 2010-A, Cl A4
2.390%, 06/15/2017 (E)	100	101
Santander Drive Auto Receivables Trust, Ser 2011-1, Cl B
2.350%, 11/16/2015	94	94
Santander Drive Auto Receivables Trust, Ser 2011-2, Cl A3
1.290%, 02/16/2015	5	5
Santander Drive Auto Receivables Trust, Ser 2011-S2A, Cl B
2.060%, 06/15/2017 (E)	13	13
Santander Drive Auto Receivables Trust, Ser 2011-S2A, Cl D
3.350%, 06/15/2017 (E)	11	11
Santander Drive Auto Receivables Trust, Ser 2012-1, Cl A2
1.250%, 04/15/2015	15	15
Santander Drive Auto Receivables Trust, Ser 2012-3, Cl A2
0.830%, 04/15/2015	34	33
Santander Drive Auto Receivables Trust, Ser 2012-5, Cl A2
0.570%, 12/15/2015	73	73

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Santander Drive Auto Receivables Trust, Ser 2012-5, Cl A3
0.830%, 12/15/2016	$119	$119
Santander Drive Auto Receivables Trust, Ser 2012-6, Cl A3
0.620%, 07/15/2016	129	129
Santander Drive Auto Receivables Trust, Ser 2013-1, Cl A2
0.480%, 02/16/2016	107	107
Santander Drive Auto Receivables Trust, Ser 2013-2, Cl A3
0.700%, 09/15/2017	785	783
Santander Drive Auto Receivables Trust, Ser 2013-3, Cl A2
0.550%, 09/15/2016	861	860
SNAAC Auto Receivables Trust, Ser 2012-1A, Cl A
1.780%, 06/15/2016 (E)	16	16
Toyota Auto Receivables Owner Trust, Ser 2011-A, Cl A4
1.560%, 05/15/2015	125	126
Toyota Auto Receivables Owner Trust, Ser 2012-A, Cl A2
0.570%, 10/15/2014	56	56
Toyota Auto Receivables Owner Trust, Ser 2013-B, Cl A2
0.480%, 02/15/2016	305	305
Volkswagen Auto Loan Enhanced Trust, Ser 2012-2, Cl A2
0.330%, 07/20/2015	177	176
World Omni Auto Receivables Trust, Ser 2012-B, Cl A2
0.430%, 11/16/2015	62	62

		16,195

Credit Cards — 0.7%
American Express Credit Account Secured Note Trust, Ser 2012-4, Cl A
0.422%, 05/15/2020 (C)	891	889
American Express Issuance Trust II, Ser 2013-1, Cl A
0.462%, 02/15/2019 (C)	581	578
American Express Issuance Trust II, Ser 2013-2, Cl A
0.680%, 08/15/2019	762	762
Cabela’s Master Credit Card Trust, Ser 2012-1A, Cl A1
1.630%, 02/18/2020 (E)	200	202
Capital One Multi-Asset Execution Trust, Ser 2007-A1, Cl A1
0.232%, 11/15/2019 (C)	1,267	1,255
Chase Issuance Trust, Ser 2007-A2, Cl A2
0.232%, 04/15/2019 (C)	614	609

SEI Institutional Managed Trust / Annual Report / September 30, 2013	141

SCHEDULE OF INVESTMENTS

U.S. Fixed Income Fund (Continued)

September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Chase Issuance Trust, Ser 2013-A3, Cl A3
0.462%, 04/15/2020 (C)	$100	$99
Citibank Credit Card Issuance Trust, Ser 2013-A1, Cl A1
0.280%, 04/24/2017 (C)	301	300
Citibank Credit Card Issuance Trust, Ser 2013-A5, Cl A5
1.320%, 09/07/2018	1,376	1,385
GE Capital Credit Card Master Note Trust, Ser 2011-1, Cl A
0.732%, 01/15/2017 (C)	188	188
World Financial Network Credit Card Master Trust, Ser 2013-B, Cl A
0.910%, 03/16/2020	614	609

		6,876

Mortgage Related Securities — 1.6%
ABFC Trust, Ser 2004-OPT4, Cl A2
0.799%, 04/25/2034 (C)	120	113
Aegis Asset-Backed Securities Trust, Ser 2003-3, Cl M1
1.229%, 01/25/2034 (C)	505	456
Aegis Asset-Backed Securities Trust, Ser 2004-5, Cl M1
1.154%, 12/25/2034 (C)	713	700
Aegis Asset-Backed Securities Trust, Ser 2004-6, Cl M1
0.719%, 03/25/2035 (C)	433	432
Ameriquest Mortgage Security Asset-Backed Pass-Through Certificates, Ser 2003-9, Cl AV1
0.939%, 09/25/2033 (C)	225	213
Argent Securities, Ser 2003-W5, Cl M1
1.229%, 10/25/2033 (C)	755	721
Asset-Backed Funding Certificates, Ser 2005-WMC1, Cl M1
0.839%, 06/25/2035 (C)	786	772
Asset-Backed Securities Home Equity, Ser 2005-HE6, Cl M1
0.669%, 07/25/2035 (C)	75	75
Bear Stearns ALT-A Trust, Ser 2004-6, Cl 1A
0.819%, 07/25/2034 (C)	258	247
Bear Stearns Asset-Backed Securities I Trust, Ser 2004-BO1, Cl M5
1.579%, 10/25/2034 (C)	360	342
Bear Stearns Asset-Backed Securities Trust, Ser 2004-HE10, Cl M1
1.154%, 12/25/2034 (C)	429	391

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Bear Stearns Asset-Backed Securities Trust, Ser 2005-SD1, Cl 1A3
0.579%, 08/25/2043 (C)	$717	$702
Bear Stearns Asset-Backed Securities Trust, Ser 2005-TC2, Cl A3
0.545%, 08/25/2035 (C)	817	805
Bear Stearns Asset-Backed Securities Trust, Ser 2006-1, Cl A
0.459%, 02/25/2036 (C)	530	522
BNC Mortgage Loan Trust, Ser 2008-4, Cl A3A
0.429%, 11/25/2037 (C)	281	277
Citifinancial Mortgage Securities, Ser 2004-1, Cl AF4
4.570%, 04/25/2034	370	385
Contimortgage Home Equity Trust, Ser 1997-1, Cl A9
5.351%, 03/15/2028 (C)	—	—
Contimortgage Home Equity Trust, Ser 1997-2, Cl A9
7.090%, 04/15/2028	—	—
HSBC Home Equity Loan Trust, Ser 2005-2, Cl A1
0.450%, 01/20/2035 (C)	60	59
HSBC Home Equity Loan Trust, Ser 2005-2, Cl M2
0.670%, 01/20/2035 (C)	75	72
HSBC Home Equity Loan Trust, Ser 2006-1, Cl A1
0.340%, 01/20/2036 (C)	1,089	1,061
HSBC Home Equity Loan Trust, Ser 2006-2, Cl A1
0.330%, 03/20/2036 (C)	67	66
HSBC Home Equity Loan Trust, Ser 2007-1, Cl AS
0.380%, 03/20/2036 (C)	73	71
HSBC Home Equity Loan Trust, Ser 2007-1, Cl M2
0.660%, 03/20/2036 (C)	2,000	1,666
HSBC Home Equity Loan Trust, Ser 2007-3, Cl APT
1.380%, 11/20/2036 (C)	608	605
Lake Country Mortgage Loan Trust, Ser 2006-HE1, Cl A3
0.529%, 07/25/2034 (C) (E)	81	80
Morgan Stanley ABS Capital I Trust, Ser 2005-HE5, Cl M1
0.599%, 09/25/2035 (C)	822	801
Morgan Stanley ABS Capital I, Ser 2005-HE6, Cl A2C
0.499%, 11/25/2035 (C)	734	710

142	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Morgan Stanley Capital I, Ser 2011-C3, Cl A3
4.054%, 07/15/2049	$100	$106
New Century Home Equity Loan Trust, Ser 2003-A, Cl A
0.899%, 10/25/2033 (C) (E)	190	174
New Century Home Equity Loan Trust, Ser 2005-3, Cl A2D
0.559%, 07/25/2035 (C)	187	187
New Century Home Equity Loan Trust, Ser 2005-4, Cl A2C
0.549%, 09/25/2035 (C)	1,450	1,423
NovaStar Mortgage Funding Trust, Ser 2004-4, Cl M4
1.829%, 03/25/2035 (C)	520	507
Residential Asset Securities, Ser 2005-KS9, Cl A3
0.549%, 10/25/2035 (C)	18	18
RMAT, Ser 2012-1A, Cl A1
2.734%, 08/26/2052 (C) (E)	74	74
Salomon Brothers Mortgage Securities VII, Ser 2003-UP1, Cl A
3.950%, 04/25/2032 (E)	68	66
Saxon Asset Securities Trust, Ser 2003-1, Cl AF6
4.795%, 06/25/2033	52	52
Springleaf Mortgage Loan Trust, Ser 2013-1A, Cl M1
2.310%, 06/25/2058 (C) (E)	103	99
Springleaf Mortgage Loan Trust, Ser 2013-2A, Cl A
1.780%, 12/25/2065 (C) (E)	661	658
Springleaf Mortgage Loan Trust, Ser 2013-2A, Cl M1
3.520%, 12/25/2065 (C) (E)	125	120
Structured Asset Securities, Ser 2002-AL1, Cl A2
3.450%, 02/25/2032	68	68
Structured Asset Securities, Ser 2005-NC1, Cl A11
4.690%, 02/25/2035	187	186
Wells Fargo Home Equity Trust, Ser 2004-2, Cl AI6
5.000%, 10/25/2034 (C)	713	725

		16,807

Other Asset-Backed Securities — 4.8%
Academic Loan Funding Trust, Ser 2012-1A, Cl A1
0.979%, 12/27/2022 (C) (E)	130	132
Access Group, Ser 2004-2, Cl A3
0.456%, 10/25/2024 (C)	400	360

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Ally Master Owner Trust, Ser 2011-1, Cl A2
2.150%, 01/15/2016	$546	$548
Ally Master Owner Trust, Ser 2011-3, Cl A2
1.810%, 05/15/2016	265	267
Ally Master Owner Trust, Ser 2011-4, Cl A1
0.982%, 09/15/2016 (C)	242	243
Ally Master Owner Trust, Ser 2012-1, Cl A2
1.440%, 02/15/2017	625	630
Ally Master Owner Trust, Ser 2012-5, Cl A
1.540%, 09/15/2019	495	491
Alm Loan Funding, Ser 2012-7A, Cl A1
1.696%, 10/19/2024 (C) (E)	450	451
Ascentium Equipment Receivables, Ser 2012-1A, Cl A
1.830%, 09/15/2019 (E)	56	55
Brazos Higher Education Authority, Ser 2010-1, Cl A2
1.473%, 02/25/2035 (C)	850	843
Brazos Higher Education Authority, Ser 2011-2, Cl A3
1.276%, 10/27/2036 (C)	400	393
BXG Receivables Note Trust, Ser 2012-A, Cl A
2.660%, 12/02/2027 (E)	65	64
Centerpoint Energy Transition Bond II, Ser 2005-A, Cl A3
5.090%, 08/01/2015	395	401
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A4
4.499%, 11/25/2034	60	61
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A5
5.350%, 11/25/2034	125	130
CIT Education Loan Trust, Ser 2007-1, Cl A
0.341%, 03/25/2042 (C) (E)	731	669
CNH Equipment Trust, Ser 2013-C, Cl A2
0.630%, 01/17/2017	370	370
Concord Funding, Ser 2012-2, Cl A
3.145%, 01/15/2017 (E)	200	200
Countrywide Asset-Backed Certificates, Ser 2004-6, Cl 1A1
0.449%, 12/25/2034 (C)	511	462
Countrywide Asset-Backed Certificates, Ser 2005-4, Cl MV1
0.639%, 10/25/2035 (C)	237	236

SEI Institutional Managed Trust / Annual Report / September 30, 2013	143

SCHEDULE OF INVESTMENTS

U.S. Fixed Income Fund (Continued)

September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Countrywide Home Equity Loan Trust, Ser 2006-F, Cl 2A1A
0.322%, 07/15/2036 (C)	$127	$110
Cronos Containers Program, Ser 2012-1A, Cl A
4.210%, 05/18/2027 (E)	260	264
Cronos Containers Program, Ser 2012-2A, Cl A
3.810%, 09/18/2027 (E)	180	182
Educational Funding of the South, Ser 2011-1, Cl A2
0.916%, 04/25/2035 (C)	460	457
EFS Volunteer, Ser 2010-1, Cl A2
1.116%, 10/25/2035 (C) (E)	800	785
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2004-FF5, Cl A3C
1.179%, 08/25/2034 (C)	1,160	1,108
FNDUS
0.640%, 11/01/2023	1,000	1,001
Ford Credit Floorplan Master Owner Trust, Ser 2011-1, Cl A1
2.120%, 02/15/2016	480	483
Ford Credit Floorplan Master Owner Trust, Ser 2012-1, Cl A
0.652%, 01/15/2016 (C)	130	130
Ford Credit Floorplan Master Owner Trust, Ser 2012-4, Cl A1
0.740%, 09/15/2016	625	625
Ford Credit Floorplan Master Owner Trust, Ser 2013-1, Cl A2
0.562%, 01/15/2018 (C)	112	112
Ford Credit Floorplan Master Owner Trust, Ser 2013-5, Cl A1
0.850%, 09/15/2018	275	276
GE Seaco Finance, Ser 2005-1A, Cl A
0.430%, 11/17/2020 (C) (E)	607	599
HLSS Servicer Advance Receivables Backed Notes, Ser 2012-T2, Cl A1
1.340%, 10/15/2043 (E)	186	186
HLSS Servicer Advance Receivables Backed Notes, Ser 2012-T2, Cl A2
1.990%, 10/15/2045 (E)	146	147
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T1, Cl A1
0.898%, 01/15/2044 (E)	193	193
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T1, Cl A2
1.495%, 01/16/2046 (E)	150	150
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T4
1.183%, 08/15/2014	213	213
Impac Secured Asset
1.084%, 11/25/2034	720	601

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
ING Investment Management, Ser 2012-4A, Cl A1
1.667%, 10/15/2023 (C) (E)	$450	$450
Kondaur Mortgage Asset Trust, Ser 2013-1A
4.458%, 08/25/2052	448	465
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 04/15/2040	440	464
Macquarie Equipment Funding Trust, Ser 2012-A, Cl A2
0.610%, 04/20/2015 (E)	187	187
Madison Avenue Manufactured Housing Contract, Ser 2002-A, Cl M2
2.429%, 03/25/2032 (C)	213	213
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/2038	914	976
Nationstar Agency Advance Funding Trust, Ser 2013-T1A, Cl AT1
0.997%, 02/15/2045 (E)	100	99
Nationstar Mortgage Advance Receivable Trust, Ser 2013-T2A, Cl A2
1.679%, 06/20/2046 (E)	200	199
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
0.376%, 10/25/2033 (C)	758	726
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
0.350%, 03/23/2037 (C)	696	668
Nelnet Student Loan Trust, Ser 2006-1, Cl A4
0.352%, 11/23/2022 (C)	661	659
Nelnet Student Loan Trust, Ser 2006-2, Cl A4
0.346%, 10/26/2026 (C)	928	925
Nelnet Student Loan Trust, Ser 2007-1, Cl A1
0.272%, 11/27/2018 (C)	169	168
Nelnet Student Loan Trust, Ser 2007-1, Cl A3
0.332%, 05/27/2025 (C)	433	416
Nelnet Student Loan Trust, Ser 2007-2A, Cl A3L
0.601%, 03/25/2026 (C) (E)	1,544	1,524
Nelnet Student Loan Trust, Ser 2010-4A, Cl A
0.979%, 04/25/2046 (C) (E)	196	198
Neptune Finance CCS Ltd., Ser 2008-1A, Cl A
0.881%, 04/20/2020 (C) (E)	444	442
Newcastle Investment Trust, Ser 2011-MH1, Cl A
2.450%, 12/10/2033 (E)	20	20

144	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A3
5.957%, 03/25/2047	$217	$218
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A4
6.138%, 03/25/2047	179	180
North Carolina State Education Assistance Authority, Ser 2011-2, Cl A2
1.066%, 07/25/2025 (C)	450	452
NYMT Residential, Ser 2012-RP1A
4.250%, 12/25/2017 (C) (E)	150	150
NYMT Residential, Ser 2013-RP3A
4.850%, 09/25/2018	328	328
OHA Credi Partners VII Ltd., Ser 2012-7A, Cl A
1.684%, 11/20/2023 (C) (E)	450	450
Ores NPL
3.081%, 09/25/2025	240	240
Park Place Securities Asset-Backed Pass-Through Certificates, Ser 2004-MHQ1, Cl M2
1.304%, 12/25/2034 (C)	500	485
Park Place Securities, Ser 2004-MCW1, Cl M1
1.116%, 10/25/2034 (C)	233	229
Park Place Securities, Ser 2004-WCW2, Cl M1
0.799%, 10/25/2034 (C)	996	995
Residential Asset Mortgage Products, Ser 2004-RZ1, Cl AI7
4.030%, 01/25/2033 (C)	165	171
Residential Asset Mortgage Products, Ser 2005-EFC5, Cl A3
0.519%, 10/25/2035 (C)	142	140
Residential Asset Mortgage Products, Ser 2005-RS5, Cl AI3
0.519%, 05/25/2035 (C)	405	399
Residential Asset Mortgage Products, Ser 2006-RZ1, Cl A3
0.479%, 03/25/2036 (C)	336	314
Residential Credit Solutions Trust, Ser 2011-1, Cl A1
6.000%, 03/25/2041 (E)	115	114
RSB Bondco LLC, Ser 2007-A, Cl A3
5.820%, 06/28/2019	405	460
Scholar Funding Trust, Ser 2011-A, Cl A
1.164%, 10/28/2043 (C) (E)	426	424
SLC Student Loan Trust, Ser 2007-1, Cl A4
0.324%, 05/15/2029 (C)	698	668

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
SLC Student Loan Trust, Ser 2007-2, Cl A2
0.664%, 05/15/2028 (C)	$156	$155
SLM Private Education Loan Trust, Ser 2011-C, Cl A1
1.582%, 12/15/2023 (C) (E)	735	739
SLM Private Education Loan Trust, Ser 2012-A, Cl A1
1.582%, 08/15/2025 (C) (E)	763	769
SLM Private Education Loan Trust, Ser 2012-B, Cl A1
1.282%, 12/15/2021 (C) (E)	472	474
SLM Private Education Loan Trust, Ser 2012-C, Cl A1
1.282%, 08/15/2023 (C) (E)	374	376
SLM Private Education Loan Trust, Ser 2012-E, Cl A1
0.932%, 10/16/2023 (C) (E)	104	103
SLM Private Education Loan Trust, Ser 2012-E, Cl A2B
1.932%, 06/15/2045 (C) (E)	655	666
SLM Private Education Loan Trust, Ser 2013-1, Cl B
1.979%, 11/25/2043 (C)	180	177
SLM Private Education Loan Trust, Ser 2013-A, Cl A1
0.782%, 08/15/2022 (C) (E)	346	344
SLM Private Education Loan Trust, Ser 2013-B, Cl A1
0.832%, 07/15/2022 (C) (E)	208	207
SLM Private Education Loan Trust, Ser 2013-B, Cl A2A
1.850%, 06/17/2030 (E)	1,009	975
SLM Student Loan Trust, Ser 2000-A, Cl A2
0.454%, 10/28/2028 (C)	221	220
SLM Student Loan Trust, Ser 2003-11, Cl A6
0.544%, 12/15/2025 (C) (E)	350	347
SLM Student Loan Trust, Ser 2004-8A, Cl A5
0.766%, 04/25/2024 (C) (E)	814	816
SLM Student Loan Trust, Ser 2005-6, Cl A5B
1.466%, 07/27/2026 (C)	266	270
SLM Student Loan Trust, Ser 2005-9, Cl A4
0.366%, 01/25/2023 (C)	79	79
SLM Student Loan Trust, Ser 2006-2, Cl A6
0.436%, 01/25/2041 (C)	540	469
SLM Student Loan Trust, Ser 2006-7, Cl A4
0.336%, 04/25/2022 (C)	97	96

SEI Institutional Managed Trust / Annual Report / September 30, 2013	145

SCHEDULE OF INVESTMENTS

U.S. Fixed Income Fund (Continued)

September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
SLM Student Loan Trust, Ser 2006-8, Cl A6
0.426%, 01/25/2041 (C)	$540	$469
SLM Student Loan Trust, Ser 2007-2, Cl B
0.436%, 07/25/2025 (C)	178	154
SLM Student Loan Trust, Ser 2008-4, Cl A4
1.916%, 07/25/2022 (C)	1,300	1,357
SLM Student Loan Trust, Ser 2008-5, Cl A3
1.566%, 01/25/2018 (C)	237	239
SLM Student Loan Trust, Ser 2010-1, Cl A
0.579%, 03/25/2025 (C)	401	399
SLM Student Loan Trust, Ser 2012-6, Cl A3
0.934%, 05/26/2026 (C)	200	200
SLM Student Loan Trust, Ser 2012-6, Cl B
1.179%, 04/27/2043 (C)	249	223
SLM Student Loan Trust, Ser 2013-2, Cl B
1.679%, 06/25/2043 (C)	128	121
SLM Student Loan Trust, Ser 2013-3, Cl A2
0.479%, 05/26/2020 (C)	287	285
SLM Student Loan Trust, Ser 2013-3, Cl B
1.679%, 09/25/2043 (C)	136	130
SLM Student Loan Trust, Ser 2013-4, Cl A
0.729%, 06/25/2027 (C)	447	447
SLM Student Loan Trust, Ser 2013-5, Cl A2
0.627%, 10/26/2020 (C)	216	216
SLM Student Loan Trust, Ser 2013-9, Cl A6
0.816%, 10/26/2026 (C)	888	784
SLM Student Loan Trust, Ser 2013-C, Cl A1
1.030%, 02/15/2022	489	489
SLM Student Loan Trust, Ser 2013-C, Cl A2A
3.130%, 10/15/2031	445	450
SMS Student Loan Trust, Ser 2000-B, Cl A2
0.464%, 04/28/2029 (C)	295	294
Springleaf Funding Trust, Ser 2013-AA, Cl A
2.580%, 09/15/2021 (E)	600	597
Springleaf Funding Trust, Ser 2013-BA, Cl A
3.920%, 01/16/2023 (E)	250	246

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Stanwich Mortgage Loan Trust, Ser 2012-NPL4, Cl A
2.981%, 09/15/2042 (E)	$119	$119
Stanwich Mortgage Loan Trust, Ser 2012-NPL5, Cl A
2.981%, 10/18/2042 (E)	192	192
Stanwich Mortgage Loan Trust, Ser 2013-NPL1, Cl A
2.981%, 02/16/2043 (E)	249	250
Stanwich Mortgage Loan Trust, Ser 2013-NPL2, Cl A
3.228%, 04/16/2059 (E)	237	235
Structured Asset Investment Loan Trust, Ser 2005-5, Cl A9
0.584%, 06/25/2035 (C)	20	20
Structured Asset Securities, Ser 2005-WF2, Cl A3
0.479%, 05/25/2035 (C)	260	256
Structured Asset Securities, Ser 2005-WF3, Cl A2
0.409%, 07/25/2035 (C)	320	318
Structured Asset Securities, Ser 2006-WF2, Cl A3
0.329%, 07/25/2036 (C)	781	762
TAL Advantage I, Ser 2006-1A, Cl N
0.370%, 04/20/2021 (C) (E)	271	267
TAL Advantage I, Ser 2010-2A, Cl A
4.300%, 10/20/2025 (E)	393	395
TAL Advantage I, Ser 2011-1A, Cl A
4.600%, 01/20/2026 (E)	183	186
Textainer Marine Containers, Ser 2005-1A, Cl A
0.430%, 05/15/2020 (C) (E)	167	165
Trafigura Securitisation Finance, Ser 2012-1A, Cl A
2.582%, 10/15/2015 (C) (E)	137	139
Trinity Rail Leasing, Ser 2004-1A, Cl A
5.270%, 08/14/2027 (E)	277	300
Trip Rail Master Funding LLC, Ser 2011-1A, Cl A1A
4.370%, 07/15/2041 (E)	641	677
Triton Container Finance LLC, Ser 2006-1A, Cl N
0.350%, 11/26/2021 (C) (E)	475	466
VOLT, Ser 2012-RLF1, Cl A
3.475%, 12/25/2017 (E)	104	104
VOLT, Ser 2012-RP3A, Cl A
3.475%, 11/27/2017 (E)	18	18

		49,095

Total Asset-Backed Securities (Cost $87,247) ($ Thousands)		88,973

146	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.1%
FHLB
5.500%, 07/15/2036	$300	$354
2.500%, 05/26/2015 (D)	950	911
0.095%, 11/20/2013	1,990	1,990
FHLMC
0.110%, 01/21/2014	1,100	1,100
0.100%, 12/09/2013	120	120
FICO STRIPS, PO
9.800%, 11/30/2017	875	1,174
9.700%, 04/05/2019	320	447
8.600%, 09/26/2019	845	1,143
3.208%, 12/06/2017 (B)	660	619
2.000%, 10/06/2017	360	339
0.000%, 05/11/2018 to 09/26/2019 (B)	2,225	2,029
FNMA
5.375%, 06/12/2017	50	58
3.460%, 06/01/2017 (B)	600	571
2.027%, 10/09/2019 (B)	1,000	848
0.500%, 01/29/2016	1,825	1,822
0.120%, 02/24/2014 (G)	270	270
0.100%, 12/04/2013	2,565	2,565
0.095%, 01/15/2014	980	980
0.070%, 10/01/2013	1,005	1,005
Resolution Funding STRIPS
2.245%, 07/15/2020 (B)	1,840	1,562
1.805%, 10/15/2019 (B)	200	177
Tennessee Valley Authority
5.880%, 04/01/2036	250	299
5.250%, 09/15/2039	390	425
4.625%, 09/15/2060	60	57
1.750%, 10/15/2018	1,053	1,051

Total U.S. Government Agency Obligations (Cost $21,864) ($ Thousands)		21,916

SOVEREIGN DEBT — 0.8%
Banco Nacional de Desenvolvimento Economico e Social
5.750%, 09/26/2023 (E)	225	225
FMS Wertmanagement AoeR
1.000%, 11/21/2017	200	197
Israel Government AID Bond
2.400%, 11/15/2019	500	438
2.311%, 03/15/2019	1,000	901
Japan Bank for International Cooperation
3.375%, 07/31/2023	330	331
1.750%, 07/31/2018 (F)	580	578
Kommunalbanken
1.125%, 05/23/2018 (E)	940	915
Mexico Government International Bond
5.750%, 10/12/2110	772	726

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
4.750%, 03/08/2044	$60	$54
4.000%, 10/02/2023	212	211
Province of Quebec Canada
6.350%, 01/30/2026	70	87
2.625%, 02/13/2023	970	902
Republic of Korea
3.875%, 09/11/2023	270	275
Russian Foreign Bond - Eurobond
4.875%, 09/16/2023 (E)	400	409
Slovakia Government International Bond
4.375%, 05/21/2022 (E)	705	727
Slovenia Government International Bond (E)
5.850%, 05/10/2023	200	190
5.500%, 10/26/2022	200	186
4.750%, 05/10/2018 (F)	460	443
Spain Government International Bond MTN
4.000%, 03/06/2018 (E)	500	508
United Mexican States MTN
6.050%, 01/11/2040	100	109

Total Sovereign Debt (Cost $8,559) ($ Thousands)		8,412

MUNICIPAL BONDS — 0.8%
American Municipal Power, RB
7.499%, 02/15/2050	80	96
Arizona State University, Ser A, RB Callable 07/01/2022 @ 100
5.000%, 07/01/2043	30	31
City of Houston, Ser A, GO
6.290%, 03/01/2032	475	536
City of Los Angeles, Department of Airports, RB
6.582%, 05/15/2039	25	29
City of New York, Ser J, GO Callable 08/01/2023 @ 100
5.000%, 08/01/2025	40	46
City of Richmond, Ser A, GO Callable 03/01/2023 @ 100
5.000%, 03/01/2027	30	34
5.000%, 03/01/2028	30	33
5.000%, 03/01/2029	30	33
City of San Antonio, Public Service Board, RB Callable 02/01/2023 @ 100
5.000%, 02/01/2043	100	104
County of Clark, Ser C, RB
6.820%, 07/01/2045	260	323
Los Angeles, Community College District, GO
6.750%, 08/01/2049	255	315

SEI Institutional Managed Trust / Annual Report / September 30, 2013	147

SCHEDULE OF INVESTMENTS

U.S. Fixed Income Fund (Continued)

September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
New Jersey, Economic Development Authority, RB Callable 06/15/2023 @ 100
5.000%, 06/15/2046	$40	$41
New Jersey State, Turnpike Authority, Ser A, RB Callable 07/01/2022 @ 100
5.000%, 01/01/2043	40	41
New Jersey State, Turnpike Authority, Ser C, RB
7.102%, 01/01/2041	314	397
New Jersey, Transportation Trust Fund Authority, Ser A, RB Callable 06/15/2022 @ 100
5.000%, 06/15/2042	60	61
New Jersey, Transportation Trust Fund Authority, Ser AA, RB Callable 06/15/2022 @ 100
5.000%, 06/15/2038	100	102
New York City, Water & Sewer System, Ser BB, RB Callable 12/15/2022 @ 100
5.000%, 06/15/2047	30	31
New York City, Water & Sewer System, Ser EE, RB Callable 06/15/2023 @ 100
5.000%, 06/15/2047	30	31
New York, Liberty Development, RB Callable 12/15/2021 @ 100
5.000%, 12/15/2041	50	51
New York State, Dormitory Authority, Ser A, RB Callable 12/15/2022 @ 100
5.000%, 12/15/2026	30	34
5.000%, 12/15/2027	70	78
New York State, Urban Development, Ser C, RB Callable 03/15/2023 @ 100
5.000%, 03/15/2027	130	146
North Texas, Tollway Authority, Ser B, RB
6.718%, 01/01/2049	291	350
Northeast Ohio, Regional Sewer District, RB Callable 05/15/2023 @ 100
5.000%, 11/15/2043	60	62
Ohio State, Turnpike Commission, RB Callable 02/15/2023 @ 100
5.000%, 02/15/2048	120	121
Ohio State, Turnpike Commission, Ser A, RB Callable 02/15/2023 @ 100
5.000%, 02/15/2048	50	51
Ohio State University, Ser A, RB
4.800%, 06/01/2111	261	226

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Pennsylvania, Turnpike Commission, Ser C, RB Callable 12/01/2023 @ 100
5.000%, 12/01/2043	$50	$51
Port Authority of New York & New Jersey, RB
5.647%, 11/01/2040	105	114
4.458%, 10/01/2062	340	287
Private Colleges & Universities Authority, Ser A, RB Callable 10/01/2023 @ 100
5.000%, 10/01/2043	60	64
State of California, GO Callable 04/01/2022 @ 100
5.000%, 09/01/2025	80	90
5.000%, 04/01/2042	80	82
State of California, GO
7.600%, 11/01/2040	220	290
7.300%, 10/01/2039	220	277
6.650%, 03/01/2022	500	598
6.200%, 03/01/2019	300	351
State of California, Ser B, GO
5.000%, 09/01/2023	110	128
State of Connecticut, Ser C, GO Callable 07/15/2023 @ 100
5.000%, 07/15/2024	40	47
State of Illinois, GO
5.877%, 03/01/2019	120	129
5.665%, 03/01/2018	375	409
5.365%, 03/01/2017	150	162
5.100%, 06/01/2033	1,010	895
4.950%, 06/01/2023	275	273
State of Texas, GO
5.517%, 04/01/2039	250	282
Utah State, Transit Authority, RB Callable 06/15/2022 @ 100
5.000%, 06/15/2042	110	112

Total Municipal Bonds (Cost $7,651) ($ Thousands)		8,044

U.S. TREASURY OBLIGATIONS — 27.0%
U.S. Treasury Bills (B)
0.078%, 11/14/2013	700	700
0.037%, 12/05/2013 (G)	60	60
U.S. Treasury Bonds
7.625%, 02/15/2025	1,485	2,193
6.375%, 08/15/2027	50	69
6.125%, 08/15/2029	50	68
5.000%, 05/15/2037	465	575
4.750%, 02/15/2037	100	120
4.500%, 05/15/2038	200	231
4.375%, 02/15/2038	250	283
3.625%, 08/15/2043	4,897	4,840
3.125%, 11/15/2041 to 02/15/2043 (G)	20,490	18,467

148	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
3.000%, 05/15/2042	$1,210	$1,060
2.875%, 05/15/2043	7,639	6,484
2.750%, 08/15/2042 to 11/15/2042	18,193	15,072
2.625%, 11/15/2020	100	104
U.S. Treasury Inflation Protected Securities
2.500%, 01/15/2029	109	134
2.125%, 02/15/2040 to 02/15/2041	1,667	1,975
2.000%, 07/15/2014	3,718	3,812
1.250%, 04/15/2014	971	979
0.750%, 02/15/2042	217	186
0.500%, 04/15/2015	2,571	2,626
0.125%, 04/15/2016 to 04/15/2018	8,857	9,115
U.S. Treasury Notes
4.500%, 05/15/2017	1,000	1,128
3.625%, 02/15/2021	400	443
3.500%, 02/15/2018 to 05/15/2020	1,300	1,431
3.125%, 04/30/2017 to 05/15/2021	5,492	5,913
2.750%, 10/31/2013	4,480	4,490
2.625%, 08/15/2020	400	417
2.500%, 08/15/2023	7,831	7,751
2.125%, 08/15/2021	1,400	1,389
2.000%, 11/30/2013 to 02/15/2023	28,540	27,775
1.875%, 02/28/2014 to 06/30/2020	4,750	4,734
1.750%, 05/15/2023	4,700	4,355
1.500%, 12/31/2013	5,065	5,075
1.500%, 08/31/2018	2,820	2,839
1.375%, 11/30/2015 to 09/30/2018	38,198	38,290
1.000%, 03/31/2017 to 11/30/2019	6,902	6,893
0.875%, 09/15/2016	3,154	3,177
0.750%, 10/31/2017 to 03/31/2018	21,740	21,416
0.625%, 08/15/2016 to 04/30/2018	7,828	7,734
0.375%, 06/30/2015 to 08/31/2015	16,566	16,588
0.250%, 05/15/2015 to 10/15/2015	15,494	15,478
U.S. Treasury STRIPS
6.292%, 05/15/2024 (B)	200	146
4.978%, 11/15/2027 (B)	1,520	948
4.917%, 05/15/2026 (B)	100	66
4.789%, 08/15/2027 (B)	700	438
4.750%, 05/15/2027 (B)	515	326
4.591%, 05/15/2036 (B)	100	42

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)
4.589%, 08/15/2030 (B)	$325	$177
4.587%, 02/15/2024 (B)	75	56
4.576%, 05/15/2034 (B)	175	80
4.555%, 05/15/2029 (B)	100	58
4.536%, 02/15/2034 (B)	250	116
4.509%, 02/15/2028 (B)	653	399
4.453%, 08/15/2033 (B)	300	143
4.445%, 05/15/2028 (B)	700	423
4.422%, 11/15/2030 (B)	950	511
4.390%, 05/15/2033 (B)	425	204
4.371%, 02/15/2030 (B)	1,000	557
4.287%, 02/15/2017 (B)	3,660	3,557
4.269%, 11/15/2024 (B)	150	107
4.264%, 11/15/2026 (B)	1,100	713
4.231%, 11/15/2029 (B)	400	225
4.221%, 05/15/2030 (B)	200	110
4.062%, 11/15/2031 (B)	150	77
4.050%, 05/15/2019 (B)	875	797
4.044%, 11/15/2033 (B)	750	352
4.029%, 08/15/2019 (B)	1,350	1,219
3.964%, 11/15/2032 (B)	250	123
3.888%, 02/15/2027 (B)	1,350	865
3.816%, 02/15/2033	100	49
3.812%, 02/15/2031	400	213
3.720%, 05/15/2031 (B)	185	97
3.718%, 11/15/2017 (B)	650	620
3.704%, 08/15/2018 (B)	400	374
3.667%, 08/15/2031	100	52
3.602%, 02/15/2029 (B)	350	204
3.560%, 08/15/2020 (B)	3,550	3,086
3.301%, 11/15/2016 (B)	200	195
3.268%, 02/15/2032 (B)	450	229
3.135%, 05/15/2018 (B)	250	235
3.087%, 02/15/2018 (B)	925	876
3.069%, 05/15/2020 (B)	4,274	3,750
2.890%, 08/15/2026 (B)	47	31
2.875%, 05/15/2035	100	44
2.778%, 11/15/2034	200	90
2.727%, 02/15/2035 (B)	100	44
2.721%, 02/15/2015 (B)	100	100
2.704%, 08/15/2021 (B)	250	208
2.372%, 02/15/2021 (B)	2,250	1,914
2.088%, 11/15/2021 (B)	950	780
1.862%, 05/15/2021 (B)	2,550	2,144
1.800%, 02/15/2022 (B)	200	162
1.474%, 02/15/2020 (B)	1,700	1,507

Total U.S. Treasury Obligations (Cost $279,958) ($ Thousands)		276,308

AFFILIATED PARTNERSHIP — 1.2%
SEI Liquidity Fund, L.P. 0.070%**† (A)	12,248,394	12,248

Total Affiliated Partnership (Cost $12,248) ($ Thousands)		12,248

SEI Institutional Managed Trust / Annual Report / September 30, 2013	149

SCHEDULE OF INVESTMENTS

U.S. Fixed Income Fund (Concluded)

September 30, 2013

Description	Shares/Face Amount ($ Thousands)/Contracts	Market Value ($ Thousands)

CASH EQUIVALENT — 6.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**†	65,314,647	$65,315

Total Cash Equivalent (Cost $65,315) ($ Thousands)		65,315

COMMERCIAL PAPER — 0.2%
RBS Holdings USA
0.361%, 01/22/2014 (E)	$1,820	1,818

Total Commercial Paper (Cost $1,818) ($ Thousands)		1,818

Total Investments — 109.1% (Cost $1,103,359) ($ Thousands)		$1,115,492

WRITTEN OPTION*‡‡ — 0.0%
November 2020 U.S. CPI Urban Consumers NSA Call, Expires 11/23/20, Strike Inflation 0.00%	(1,490,000)	(1)

Total Written Option (Premiums Received $17) ($ Thousands)		(1)

A list of the open futures contracts held by the Fund at September 30, 2013, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
90-Day Euro$	30	Dec-2014	6
90-Day Euro$	(30)	Dec-2015	(10)
U.S. 10-Year Treasury Note	13	Dec-2013	29
U.S. 10-Year Treasury Note	(100)	Dec-2013	(178)
U.S. 2-Year Treasury Note	(55)	Dec-2013	(31)
U.S. 5-Year Treasury Note	(224)	Dec-2013	(380)
U.S. Long Treasury Bond	(39)	Dec-2013	(124)
U.S. Long Treasury Bond	51	Dec-2013	119
U.S. Ultra Long Treasury Bond	(52)	Dec-2013	(171)
U.S. Ultra Long Treasury Bond	5	Dec-2013	22

			$(718)

For the year ended September 30, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

A list of the outstanding OTC swap agreements held by the Fund at September 30, 2013, is as follows

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation ($ Thousands)
Barclays Bank PLC	2.48%	3-Month LIBOR	11/15/27	415	$27
Barclays Bank PLC	2.42%	3-Month LIBOR	11/15/27	420	30
Citigroup	2.71%	3-Month LIBOR	08/15/42	830	145

					$202

For the year ended September 30, 2013, the total amount of open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $1,022,233 ($ Thousands).

*	Non-Income producing security.

**	The rate reported is the seven day effective yield as of September 30, 2013.

†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust.

‡‡	For the year ended September 30, 2013, the total amount of all open written options, as presented in the Schedule of Investments, are representative of the volume of activity for these derivative types during the year.

(A)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total value of such securities as of September 30, 2013 was $12,248 ($ Thousands).

(B)	The rate reported is the effective yield at time of purchase.

(C)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of September 30, 2013. The date reported on the Schedule of Investments is the final maturity date.

(D)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on September 30, 2013. The coupon on a step bond changes on a specified date.

(E)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(F)	This security or a partial position of this security is on loan at September 30, 2013 (see Note 10). The total value of securities on loan at September 30, 2013 was $11,898 ($ Thousands).

(G)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ABS — Asset-Backed Security

AID — Agency for International Development

ARM — Adjustable Rate Mortgage

Cl — Class

CMBS — Commercial Mortgage Backed Security

CMO — Collateralized Mortgage Obligation

CPI — Consumer Price Index

FDIC — Federal Deposit Insurance Corporation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

150	SEI Institutional Managed Trust / Annual Report / September 30, 2013

IO — Interest Only — face amount represents notional amount

Ltd — Limited

LIBOR — London Inter-Bank Offer Rate

LLC — Limited Liability Company

L.P.— limited Partnership

MTN — Medium Term Note

NCUA — National Credit Union Administration

NSA — Not Seasonally Adjusted

OTC — Over The Counter

PLC — Public Limited Company

PO — Principal Only

RB — Revenue Bond

Re-REMIC — Resecuritization of Real Estate Mortgage Investment Conduit

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

The following is a list of the level of inputs used as of September 30, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$404,646	$—	$404,646
Corporate Obligations	—	227,812	—	227,812
Asset-Backed Securities	—	88,973	—	88,973
U.S. Government Agency Obligations	—	21,916	—	21,916
Sovereign Debt	—	8,412	—	8,412
Municipal Bonds	—	8,044	—	8,044
U.S. Treasury Obligations	—	276,308	—	276,308
Affiliated Partnership	—	12,248	—	12,248
Cash Equivalent	65,315	—	—	65,315
Commercial Paper	—	1,818	—	1,818

Total Investments in Securities	$65,315	$1,050,177	$—	$1,115,492

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$176	$—	$—	$176
Unrealized Depreciation	(894)	—	—	(894)
OTC Swaps
Interest Rate Swaps*
Unrealized Appreciation	—	202	—	202
Written Option	—	(1)	—	(1)

Total Other Financial Instruments	$(718)	$201	$—	$(517)

*	Futures contracts and swaps contracts are valued at the unrealized appreciation (depreciation) of the instrument.

For the year ended September 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended September 30, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $O or have been rounded to $O.

The accompanying notes area an integral part of the financial statement.

SEI Institutional Managed Trust / Annual Report / September 30, 2013	151

Schedule of Investments

High Yield Bond Fund

September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 72.7%

Consumer Discretionary — 18.4%
Academy
9.250%, 08/01/2019 (A)	$655	$730
Adelphia Communications (Escrow Security) (B)
10.250%, 06/15/2011	150	1
0.000%, 01/15/2009	225	2
Adelphia Communications (Escrow Security), Ser B (B)
0.000%, 02/15/2004	25	—
Affinia Group
7.750%, 05/01/2021 (A)	285	292
Affinion Group
11.500%, 10/15/2015	525	457
Affinity Gaming
9.000%, 05/15/2018	1,675	1,809
Allegion US Holding
5.750%, 10/01/2021 (A)	3,631	3,631
Allison Transmission
7.125%, 05/15/2019 (A)	4,095	4,351
AMC Entertainment
9.750%, 12/01/2020	715	815
8.750%, 06/01/2019	520	559
AMC Networks
4.750%, 12/15/2022	745	697
American Achievement
10.875%, 04/15/2016 (A)	2,360	2,434
American Axle & Manufacturing
6.250%, 03/15/2021	265	273
American Axle & Manufacturing Holdings
7.750%, 11/15/2019	595	663

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
AmeriGas Finance
7.000%, 05/20/2022	$7,922	$8,239
Ameristar Casinos
7.500%, 04/15/2021	5,000	5,437
Armored Autogroup
9.250%, 11/01/2018	700	632
Ashtead Capital
6.500%, 07/15/2022 (A)	3,110	3,289
Autonation
6.750%, 04/15/2018	1,400	1,584
Aventine (Escrow Security) PIK
0.000%, 10/15/2049 (B) (F) (G) (J)	2,750	1
Avis Budget Car Rental
8.250%, 01/15/2019	1,900	2,061
Baker & Taylor Acquisitions
15.000%, 04/01/2017 (A)	930	739
BC Mountain
7.000%, 02/01/2021 (A)	530	526
Belo
7.750%, 06/01/2027	1,675	1,775
Block Communications
7.250%, 02/01/2020 (A)	655	688
Bon-Ton Department Stores
8.000%, 06/15/2021	1,430	1,337
Brookfield Residential Properties
6.125%, 07/01/2022 (A)	425	416
Burlington Coat Factory Warehouse
10.000%, 02/15/2019	6,985	7,771
Burlington Holdings
9.000%, 02/15/2018 (A)	1,320	1,356
Cablevision Systems
8.625%, 09/15/2017	285	327
7.750%, 04/15/2018	1,192	1,335
Caesars Entertainment Operating
9.000%, 02/15/2020	2,825	2,648
8.500%, 02/15/2020	1,865	1,716
Carmike Cinemas
7.375%, 05/15/2019	750	808
CCO Holdings
7.375%, 06/01/2020	965	1,042
7.000%, 01/15/2019	1,385	1,466
5.250%, 03/15/2021 (A)	620	595
5.125%, 02/15/2023	3,000	2,752
CCO Holdings LLC
5.250%, 09/30/2022	1,500	1,387
CDR DB Sub
7.750%, 10/15/2020 (A)	1,600	1,600
Cedar Fair
5.250%, 03/15/2021 (A)	500	477
Cequel Communications Holdings I
6.375%, 09/15/2020 (A)	3,605	3,677

152	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Chassix
9.250%, 08/01/2018 (A)	$725	$767
Checkers Drive-In Restaurants
11.000%, 12/01/2017 (A)	575	621
Chester Downs & Marina
9.250%, 02/01/2020 (A)	4,130	4,161
Choctaw Resort Development Enterprise
7.250%, 11/15/2019 (A)	963	949
Chrysler Group
8.250%, 06/15/2021	4,340	4,861
8.000%, 06/15/2019	820	906
Chukchansi Economic Development Authority
9.750%, 05/30/2020 (A) (B)	1,658	945
Cinemark USA
7.375%, 06/15/2021	565	610
5.125%, 12/15/2022	1,390	1,303
4.875%, 06/01/2023	500	460
Claire’s Stores
9.000%, 03/15/2019 (A)	1,590	1,761
8.875%, 03/15/2019	760	813
7.750%, 06/01/2020 (A)	155	152
Clear Channel Communications
9.000%, 12/15/2019	529	518
9.000%, 03/01/2021	1,030	997
Clear Channel Worldwide Holdings
7.625%, 03/15/2020	2,895	2,989
7.625%, 03/15/2020	225	231
6.500%, 11/15/2022	4,275	4,360
6.500%, 11/15/2022	895	908
Cogeco Cable
4.875%, 05/01/2020 (A)	1,050	1,003
Columbus International
11.500%, 11/20/2014 (A)	950	1,021
Continental Rubber of America
4.500%, 09/15/2019 (A)	845	881
Cooper-Standard Holding
7.375%, 04/01/2018 (A)	1,355	1,362
CSC Holdings
8.625%, 02/15/2019	2,340	2,714
6.750%, 11/15/2021	2,225	2,381
CST Brands
5.000%, 05/01/2023 (A)	350	330
Dana Holding
6.750%, 02/15/2021	1,108	1,177
6.500%, 02/15/2019	450	478
6.000%, 09/15/2023	155	154
5.375%, 09/15/2021	655	644
Dave & Buster’s
11.000%, 06/01/2018	2,665	2,945
Dave & Buster’s Parent
11.786%, 02/15/2016 (A)	8,130	6,545

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
DCP
10.750%, 08/15/2015 (A)	$2,220	$2,298
Diamond Resorts
12.000%, 08/15/2018	3,000	3,330
DISH DBS
7.875%, 09/01/2019	2,740	3,124
6.750%, 06/01/2021	1,365	1,435
5.875%, 07/15/2022	3,200	3,152
5.125%, 05/01/2020	485	480
5.000%, 03/15/2023	2,015	1,869
DreamWorks Animation SKG
6.875%, 08/15/2020 (A)	1,065	1,105
Easton-Bell Sports
9.750%, 12/01/2016	615	652
Eldorado Resorts
8.625%, 06/15/2019 (A)	4,615	4,777
Empire Today
11.375%, 02/01/2017 (A)	2,105	1,708
Expo Event Transco
9.000%, 06/15/2021 (A)	700	696
Ferrellgas
6.500%, 05/01/2021	2,825	2,818
FGI Operating
7.875%, 05/01/2020 (A)	695	723
Fontainebleau Las Vegas Holdings
10.250%, 06/15/2015 (A) (B)	3,125	2
General Motors
4.875%, 10/02/2023 (A)	2,260	2,204
Gestamp Funding Luxembourg
5.625%, 05/31/2020 (A)	2,720	2,706
Gibson Brands
8.875%, 08/01/2018 (A)	350	355
Goodyear Tire & Rubber
8.750%, 08/15/2020	390	448
8.250%, 08/15/2020	530	592
6.500%, 03/01/2021	2,700	2,747
Graton Economic Development Authority
9.625%, 09/01/2019 (A)	3,700	4,070
GRD Holdings III
10.750%, 06/01/2019 (A)	3,465	3,673
Greektown Superholdings
13.000%, 07/01/2015	1,840	1,918
13.000%, 07/01/2015	2,740	2,856
Gymboree
9.125%, 12/01/2018	830	811
Hanesbrands
6.375%, 12/15/2020	1,410	1,519
Harrah’s Operating
11.250%, 06/01/2017	530	538
10.000%, 12/15/2018	698	366
Hertz
7.500%, 10/15/2018	1,260	1,358
5.875%, 10/15/2020	620	639

SEI Institutional Managed Trust / Annual Report / September 30, 2013	153

SCHEDULE OF INVESTMENTS

High Yield Bond Fund (Continued)

September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Hillman Group
10.875%, 06/01/2018	$2,925	$3,159
Hilton Worldwide Finance LLC
5.625%, 10/15/2021 (A)	520	523
Icahn Enterprises
6.000%, 08/01/2020 (A)	2,850	2,850
International Automotive Components Group SL
9.125%, 06/01/2018 (A)	1,650	1,700
inVentiv Health (A)
11.000%, 08/15/2018	370	297
10.750%, 08/15/2018	555	445
9.000%, 01/15/2018	750	754
Isle of Capri Casinos
5.875%, 03/15/2021	975	914
J Crew Group
8.125%, 03/01/2019	995	1,048
Jaguar Land Rover
8.125%, 05/15/2021 (A)	670	745
Jaguar Land Rover Automotive
5.625%, 02/01/2023 (A)	310	303
Jarden
7.500%, 01/15/2020	575	623
6.125%, 11/15/2022	500	518
JC Penney
6.375%, 10/15/2036	630	439
5.750%, 02/15/2018	855	671
Knowledge Learning
7.750%, 02/01/2015 (A)	1,000	970
L Brands
6.625%, 04/01/2021	1,265	1,368
5.625%, 02/15/2022	1,175	1,204
Landry’s
9.375%, 05/01/2020 (A)	1,640	1,730
Laureate Education
9.250%, 09/01/2019 (A)	4,000	4,320
Libbey Glass
6.875%, 05/15/2020	599	638
Liberty Media LLC
8.250%, 02/01/2030	4,035	4,237
Live Nation Entertainment
7.000%, 09/01/2020 (A)	2,550	2,662
LKQ
4.750%, 05/15/2023 (A)	1,485	1,377
M/I Homes
8.625%, 11/15/2018	1,310	1,408
Marina District Finance
9.875%, 08/15/2018	1,265	1,373
McClatchy
9.000%, 12/15/2022	2,370	2,500
McGraw-Hill Global Education Holdings
9.750%, 04/01/2021 (A)	370	392
MDC Partners
6.750%, 04/01/2020 (A)	5,085	5,149

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MGM Resorts International
11.375%, 03/01/2018	$1,390	$1,769
8.625%, 02/01/2019	2,575	2,961
7.750%, 03/15/2022	470	509
6.750%, 10/01/2020	2,810	2,951
6.625%, 12/15/2021	700	725
Michaels FinCo Holdings
7.500%, 08/01/2018 (A)	4,025	4,075
Michaels Stores
11.375%, 11/01/2016	280	287
7.750%, 11/01/2018	1,360	1,462
Midcontinent Communications & Midcontinent Finance
6.250%, 08/01/2021 (A)	400	402
Millennium (Escrow Security)
7.625%, 11/15/2026 (B)	175	—
MISA Investments
8.625%, 08/15/2018 (A)	970	977
Mohegan Tribal Gaming Authority
9.750%, 09/01/2021 (A)	2,105	2,200
MTR Gaming Group
11.500%, 08/01/2019	5,545	6,086
Murphy Oil USA
6.000%, 08/15/2023 (A)	1,025	1,020
Nara Cable Funding (A)
8.875%, 12/01/2018	1,130	1,192
8.875%, 12/01/2018	440	460
New Academy Finance PIK
8.000%, 06/15/2018 (A)	1,100	1,128
New Look Bondco I
8.375%, 05/14/2018 (A)	1,155	1,158
Nexstar Broadcasting
6.875%, 11/15/2020 (A)	4,150	4,223
Norcraft
10.500%, 12/15/2015	865	894
Ono Finance II
10.875%, 07/15/2019 (A)	690	735
Paris Las Vegas Holding
8.000%, 10/01/2020 (A)	815	815
Party City Holdings
8.875%, 08/01/2020 (A)	2,785	2,994
PC Nextco Holdings
8.750%, 08/15/2019 (A)	320	320
Petco Animal Supplies
9.250%, 12/01/2018 (A)	830	890
Pinnacle Entertainment
7.750%, 04/01/2022	595	626
Playa Resorts Holding BV
8.000%, 08/15/2020 (A)	2,960	3,123
PNK Finance
6.375%, 08/01/2021 (A)	835	852
Quebecor Media
5.750%, 01/15/2023	760	716

154	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Quebecor Media (Escrow Security) (B)
0.000%, 11/15/2013 (C)	$1,725	$17
0.000%, 03/15/2016	1,915	19
Quiksilver
7.875%, 08/01/2018 (A)	1,310	1,366
Radio Systems
8.375%, 11/01/2019 (A)	705	763
RCN Telecom Services
8.500%, 08/15/2020 (A)	735	724
Reynolds Group Issuer
9.875%, 08/15/2019	7,995	8,675
9.000%, 04/15/2019	3,636	3,818
8.250%, 02/15/2021	1,085	1,093
6.875%, 02/15/2021	2,000	2,135
5.750%, 10/15/2020	4,145	4,161
Roadhouse Financing
10.750%, 10/15/2017	4,270	3,918
RSC Equipment Rental
8.250%, 02/01/2021	3,169	3,518
RSI Home Products
6.875%, 03/01/2018 (A)	200	207
Sally Holdings
6.875%, 11/15/2019	1,193	1,306
5.750%, 06/01/2022	700	702
Schaeffler Finance BV (A)
8.500%, 02/15/2019	235	262
4.750%, 05/15/2021	670	650
Seminole Hard Rock Entertainment
5.875%, 05/15/2021 (A)	250	240
Seneca Gaming
8.250%, 12/01/2018 (A)	3,905	4,193
Serta Simmons Holdings
8.125%, 10/01/2020 (A)	2,605	2,742
Service International
7.625%, 10/01/2018	375	425
7.500%, 04/01/2027	625	663
7.000%, 05/15/2019	550	586
5.375%, 01/15/2022 (A)	795	758
Seven Seas Cruises S de RL
9.125%, 05/15/2019	1,375	1,499
Shingle Springs Tribal Gaming Authority
9.750%, 09/01/2021 (A)	2,025	2,066
Sinclair Television Group
8.375%, 10/15/2018	275	301
6.125%, 10/01/2022	360	357
5.375%, 04/01/2021	3,705	3,520
Sirius XM Radio (A)
5.875%, 10/01/2020	1,000	1,009
5.750%, 08/01/2021	550	547
4.625%, 05/15/2023	2,700	2,464
4.250%, 05/15/2020	4,753	4,444

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Sitel
11.000%, 08/01/2017 (A)	$2,385	$2,546
Six Flags Entertainment
5.250%, 01/15/2021 (A)	3,200	3,048
Spectrum Brands
6.750%, 03/15/2020	400	425
Spectrum Brands Escrow (A)
6.625%, 11/15/2022	1,385	1,437
6.375%, 11/15/2020	515	537
Spencer Spirit Holdings
9.000%, 05/01/2018 (A)	1,065	1,038
Stanadyne Holdings
12.000%, 02/15/2015 (D)	1,700	952
Stanadyne Holdings, Ser 1
10.000%, 08/15/2014	1,915	1,829
Suburban Propane Partners
7.500%, 10/01/2018	1,525	1,632
Tempur Sealy International
6.875%, 12/15/2020	1,470	1,536
Toys R Us
10.375%, 08/15/2017	2,015	1,939
Travelport LLC
11.875%, 09/01/2016	495	488
TRW Automotive
4.500%, 03/01/2021 (A)	1,900	1,910
UCI International
8.625%, 02/15/2019	1,110	1,132
United Rentals North America
9.250%, 12/15/2019	420	470
8.375%, 09/15/2020	400	443
7.625%, 04/15/2022	325	353
7.375%, 05/15/2020	525	566
Unitymedia Hessen (A)
7.500%, 03/15/2019	1,500	1,620
5.500%, 01/15/2023	4,770	4,520
Univision Communications (A)
8.500%, 05/15/2021	2,805	3,071
7.875%, 11/01/2020	2,350	2,570
6.875%, 05/15/2019	250	268
5.125%, 05/15/2023	1,550	1,484
Vail Resorts
6.500%, 05/01/2019	1,190	1,261
Videotron
5.000%, 07/15/2022	2,275	2,161
Viking Cruises
8.500%, 10/15/2022 (A)	160	177
Visant
10.000%, 10/01/2017	635	591
Visteon
6.750%, 04/15/2019	886	941
William Carter
5.250%, 08/15/2021 (A)	145	145
WMG Acquisition
6.000%, 01/15/2021 (A)	1,051	1,090

SEI Institutional Managed Trust / Annual Report / September 30, 2013	155

SCHEDULE OF INVESTMENTS

High Yield Bond Fund (Continued)

September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Wok Acquisition
10.250%, 06/30/2020 (A)	$2,930	$3,186
Wolverine World Wide
6.125%, 10/15/2020	105	109
Woodside Homes
6.750%, 12/15/2021 (A)	650	650

		372,451

Consumer Staples — 3.3%
Albea Beauty Holdings
8.375%, 11/01/2019 (A)	705	733
ARAMARK
5.750%, 03/15/2020 (A)	4,435	4,479
B&G Foods
4.625%, 06/01/2021	1,460	1,394
BI-LO
8.625%, 09/15/2018 (A)	945	959
Bumble Bee Holdco SCA PIK
9.625%, 03/15/2018 (A)	2,250	2,340
Bumble Bee Holdings
9.000%, 12/15/2017 (A)	2,471	2,675
Central Garden and Pet
8.250%, 03/01/2018	5,625	5,555
Chiquita Brands International
7.875%, 02/01/2021 (A)	535	568
Constellation Brands
4.250%, 05/01/2023	1,230	1,129
3.750%, 05/01/2021	510	471
Cott Beverages
8.125%, 09/01/2018	950	1,028
Crestview DS Merger Sub II
10.000%, 09/01/2021 (A)	1,071	1,103
Del Monte
7.625%, 02/15/2019	5,225	5,421
Elizabeth Arden
7.375%, 03/15/2021	200	214
ESAL
6.250%, 02/05/2023 (A)	400	353
Fleming
10.125%, 04/01/2008 (B)	1,043	—
Harbinger Group
7.875%, 07/15/2019 (A)	4,150	4,295
Hawk Acquisition Sub
4.250%, 10/15/2020 (A)	1,405	1,340
JBS USA (A)
8.250%, 02/01/2020	1,115	1,174
7.250%, 06/01/2021	700	696
KeHE Distributors
7.625%, 08/15/2021 (A)	1,700	1,726
Land O’ Lakes
6.000%, 11/15/2022 (A)	283	289
Michael Foods Holding PIK
8.500%, 07/15/2018 (A)	1,000	1,038

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
New Albertsons
8.000%, 05/01/2031	$4,820	$3,964
7.750%, 06/15/2026	160	130
7.450%, 08/01/2029	200	160
Pantry
8.375%, 08/01/2020	1,325	1,398
Pilgrim’s Pride
7.875%, 12/15/2018	935	1,017
Pinnacle Operating
9.000%, 11/15/2020 (A)	145	148
Post Holdings
7.375%, 02/15/2022	1,325	1,393
7.375%, 02/15/2022 (A)	70	74
Rite Aid
9.250%, 03/15/2020	4,445	5,045
7.700%, 02/15/2027	2,345	2,404
6.750%, 06/15/2021 (A)	1,090	1,132
Smithfield Foods
6.625%, 08/15/2022	450	464
Sun Merger Sub
5.250%, 08/01/2018 (A)	900	923
Supervalu
6.750%, 06/01/2021 (A)	4,500	4,275
US Foods
8.500%, 06/30/2019	2,505	2,640
Vector Group
7.750%, 02/15/2021	2,595	2,686

		66,833

Energy — 9.8%
Access Midstream Partners
6.125%, 07/15/2022	225	231
4.875%, 05/15/2023	560	526
Antero Resources Finance
6.000%, 12/01/2020	1,480	1,495
Arch Coal
8.750%, 08/01/2016	220	220
7.250%, 06/15/2021	880	664
7.000%, 06/15/2019	450	349
Atlas Energy Holdings Operating
7.750%, 01/15/2021 (A)	600	558
Atlas Pipeline Escrow
6.625%, 10/01/2020 (A)	1,779	1,815
Atlas Pipeline Partners (A)
6.625%, 10/01/2020	545	556
5.875%, 08/01/2023	750	705
Atlas Resource Escrow
9.250%, 08/15/2021 (A)	900	909
Atwood Oceanics
6.500%, 02/01/2020	350	367
Berry Petroleum
6.375%, 09/15/2022	330	332
Bill Barrett
7.625%, 10/01/2019	2,200	2,244
7.000%, 10/15/2022	1,500	1,451

156	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Bluewater Holding BV
3.268%, 07/17/2014 (E)	$1,200	$1,191
BreitBurn Energy Partners
8.625%, 10/15/2020	950	1,002
7.875%, 04/15/2022 (A)	4,565	4,554
Calumet Specialty Products Partners
9.375%, 05/01/2019	2,115	2,321
Carrizo Oil & Gas
7.500%, 09/15/2020	375	397
Chaparral Energy
8.250%, 09/01/2021	1,830	1,931
Chesapeake Energy
6.625%, 08/15/2020	2,530	2,720
5.750%, 03/15/2023	1,020	1,023
3.250%, 03/15/2016	165	166
Chesapeake Midstream Partners
5.875%, 04/15/2021	305	313
Comstock Resources
7.750%, 04/01/2019	1,325	1,371
Consol Energy
8.000%, 04/01/2017	650	691
Continental Resources
5.000%, 09/15/2022	810	815
4.500%, 04/15/2023	500	491
Crestwood Midstream Partners
7.750%, 04/01/2019	3,825	4,016
Crosstex Energy
8.875%, 02/15/2018	1,595	1,695
7.125%, 06/01/2022	1,150	1,184
Denbury Resources
8.250%, 02/15/2020	1,000	1,097
Dresser-Rand Group
6.500%, 05/01/2021	1,850	1,961
Drill Rigs Holdings
6.500%, 10/01/2017 (A)	1,385	1,430
Eagle Rock Energy Partners
8.375%, 06/01/2019	6,405	6,405
El Paso
7.750%, 01/15/2032	320	327
7.250%, 06/01/2018	310	348
7.000%, 06/15/2017	40	45
Endeavor Energy Resources
7.000%, 08/15/2021 (A)	3,200	3,168
Energy XXI Gulf Coast
7.500%, 12/15/2021 (A)	2,055	2,029
EP Energy
9.375%, 05/01/2020	1,050	1,181
7.750%, 09/01/2022	735	797
6.875%, 05/01/2019	645	689
EV Energy Partners
8.000%, 04/15/2019	1,310	1,310
Exterran Holdings
7.250%, 12/01/2018	3,650	3,864

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Exterran Partners
6.000%, 04/01/2021 (A)	$1,940	$1,882
Foresight Energy
7.875%, 08/15/2021 (A)	1,385	1,385
Forest Oil
7.500%, 09/15/2020	8,440	8,398
7.250%, 06/15/2019	635	633
Genesis Energy
5.750%, 02/15/2021	1,585	1,553
Gibson Energy
6.750%, 07/15/2021 (A)	3,100	3,201
Halcon Resources
9.250%, 02/15/2022 (A)	265	276
8.875%, 05/15/2021	11,527	11,815
Hercules Offshore (A)
8.750%, 07/15/2021	355	376
7.500%, 10/01/2021	675	675
Hiland Partners
7.250%, 10/01/2020 (A)	1,919	2,001
Inergy Midstream
6.000%, 12/15/2020 (A)	3,200	3,176
IronGate Energy Services
11.000%, 07/01/2018 (A)	400	396
James River Coal
7.875%, 04/01/2019	385	121
Key Energy Services
6.750%, 03/01/2021	1,515	1,500
Kodiak Oil & Gas
8.125%, 12/01/2019	2,235	2,442
5.500%, 01/15/2021 (A)	15	15
5.500%, 02/01/2022 (A)	110	107
Laredo Petroleum
9.500%, 02/15/2019	1,646	1,827
7.375%, 05/01/2022	765	811
Legacy Reserves (A)
8.000%, 12/01/2020	2,040	2,060
6.625%, 12/01/2021	1,460	1,365
Linn Energy
8.625%, 04/15/2020	285	295
7.750%, 02/01/2021	1,820	1,829
6.750%, 05/15/2019	4,295	4,048
6.500%, 05/15/2019	40	38
MarkWest Energy Partners
5.500%, 02/15/2023	730	732
MEG Energy (A)
7.000%, 03/31/2024	325	327
6.500%, 03/15/2021	616	621
6.375%, 01/30/2023	4,180	4,096
Memorial Production Partners
7.625%, 05/01/2021	485	469
Midstates Petroleum (A)
10.750%, 10/01/2020	2,963	3,111
9.250%, 06/01/2021	2,305	2,276
Milagro Oil & Gas
10.500%, 05/15/2016	1,700	1,284

SEI Institutional Managed Trust / Annual Report / September 30, 2013	157

SCHEDULE OF INVESTMENTS

High Yield Bond Fund (Continued)

September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Millennium Offshore Services Superholdings
9.500%, 02/15/2018 (A)	$925	$955
Newfield Exploration
6.875%, 02/01/2020	625	656
Northern Oil and Gas
8.000%, 06/01/2020	1,695	1,699
NuStar Logistics
6.750%, 02/01/2021	1,000	1,018
Oasis Petroleum
6.875%, 03/15/2022 (A)	2,045	2,157
Ocean Rig UDW
9.500%, 04/27/2016 (A)	2,600	2,756
Offshore Group Investments
7.125%, 04/01/2023	660	644
Pacific Drilling
5.375%, 06/01/2020 (A)	900	878
Parker Drilling
9.125%, 04/01/2018	1,720	1,840
7.500%, 08/01/2020 (A)	3,710	3,710
PDC Energy
7.750%, 10/15/2022	2,425	2,571
Peabody Energy
6.250%, 11/15/2021	1,725	1,673
6.000%, 11/15/2018	840	838
Penn Virginia Resource Partners
8.375%, 06/01/2020	2,980	3,099
8.250%, 04/15/2018	1,000	1,038
6.500%, 05/15/2021 (A)	100	94
Pioneer Drilling
9.875%, 03/15/2018	915	988
Plains Exploration & Production
6.875%, 02/15/2023	800	858
6.500%, 11/15/2020	1,480	1,588
QR Energy
9.250%, 08/01/2020	665	682
Range Resources
5.000%, 08/15/2022	2,910	2,815
5.000%, 03/15/2023	3,595	3,451
Regency Energy Partners
5.500%, 04/15/2023	510	490
4.500%, 11/01/2023 (A)	300	272
RKI Exploration & Production
8.500%, 08/01/2021 (A)	480	482
Rockies Express Pipeline (A)
6.000%, 01/15/2019	1,975	1,738
5.625%, 04/15/2020	725	613
Rosetta Resources
5.625%, 05/01/2021	1,415	1,344
Sabine Pass Liquefaction (A)
5.625%, 02/01/2021	3,665	3,587
5.625%, 04/15/2023	5,665	5,431
Samson Investment
10.000%, 02/15/2020 (A)	1,475	1,564

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
SandRidge Energy
8.125%, 10/15/2022	$2,369	$2,393
7.500%, 03/15/2021	3,686	3,723
7.500%, 02/15/2023	5,675	5,618
Sea Trucks Group
9.000%, 03/26/2018 (A)	2,050	1,881
Summit Midstream Holdings
7.500%, 07/01/2021 (A)	1,175	1,213
Tesoro Logistics
6.125%, 10/15/2021	1,230	1,236
5.875%, 10/01/2020	650	648
Trinidad Drilling
7.875%, 01/15/2019 (A)	250	264
Vanguard Natural Resources
7.875%, 04/01/2020	790	800
Western Refining
6.250%, 04/01/2021	250	245
Whiting Petroleum
5.750%, 03/15/2021	1,395	1,433
WPX Energy
6.000%, 01/15/2022	245	248

		199,326

Financials — 6.6%
Ally Financial
8.000%, 11/01/2031	1,090	1,226
6.250%, 12/01/2017	3,525	3,769
5.500%, 02/15/2017	1,795	1,884
4.750%, 09/10/2018	1,750	1,742
2.946%, 07/18/2016 (E)	445	448
American Equity Investment Life Holding
6.625%, 07/15/2021	1,125	1,164
American International Group
8.175%, 05/15/2058 (E)	2,105	2,464
A-S -Issuer Subsidiary
7.875%, 12/15/2020 (A)	2,170	2,213
Bank of America (E)
8.000%, 12/29/2049	1,675	1,822
5.200%, 12/29/2049	1,000	875
Barclays Bank
7.625%, 11/21/2022	1,310	1,299
CEVA Group
11.625%, 10/01/2016 (A)	2,535	2,611
CIT Group
6.625%, 04/01/2018 (A)	250	275
5.500%, 02/15/2019 (A)	2,410	2,530
5.250%, 03/15/2018	1,360	1,425
4.250%, 08/15/2017	615	627
City National Bank
9.000%, 08/12/2019	3,384	3,984
Corrections Corp of America‡
4.125%, 04/01/2020	810	767
Credit Acceptance
9.125%, 02/01/2017	2,000	2,120

158	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Credit Suisse
6.500%, 08/08/2023 (A)	$1,370	$1,385
Denali Borrower
5.625%, 10/15/2020 (A)	1,055	1,025
E*TRADE Financial
6.375%, 11/15/2019	1,380	1,470
Fidelity & Guaranty Life Holdings
6.375%, 04/01/2021 (A)	950	964
Fifth Third Bancorp
5.100%, 12/31/2049 (E)	665	579
General Motors Financial (A)
4.250%, 05/15/2023	305	279
3.250%, 05/15/2018	170	165
2.750%, 05/15/2016	305	304
Geo Group ‡ (A)
5.875%, 01/15/2022	625	617
5.125%, 04/01/2023	1,220	1,116
HBOS Capital Funding
6.071%, 06/30/2049 (A) (E)	3,100	3,034
Hockey Merger Sub 2
7.875%, 10/01/2021 (A)	4,320	4,325
Hub International
8.125%, 10/15/2018 (A)	2,835	3,165
Icahn Enterprises
8.000%, 01/15/2018	3,000	3,142
7.750%, 01/15/2016	1,500	1,549
Interactive Data
10.250%, 08/01/2018	930	1,030
International Lease Finance
2.204%, 06/15/2016 (E)	730	726
Jefferies Finance
7.375%, 04/01/2020 (A)	765	757
Jefferies LoanCore
6.875%, 06/01/2020 (A)	875	858
JPMorgan Chase
6.000%, 12/29/2049 (E)	1,060	994
KCG Holdings
8.250%, 06/15/2018 (A)	1,665	1,640
Kennedy-Wilson
8.750%, 04/01/2019	3,515	3,796
Lancashire Holdings
5.700%, 10/01/2022 (A)	1,040	945
Liberty Mutual Group
7.000%, 03/15/2037 (A) (E)	1,365	1,385
Lloyds Banking Group
6.267%, 11/14/2016 (A) (E)	1,265	1,148
Marlin Water Trust II
6.310%, 07/15/2003 (A) (B)	4,200	—
Mattamy Group
6.500%, 11/15/2020 (A)	1,380	1,356
MPH Intermediate Holding 2
8.375%, 08/01/2018 (A)	675	691
National Life Insurance
10.500%, 09/15/2039 (A)	990	1,391

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Nationstar Mortgage
9.625%, 05/01/2019	$4,230	$4,706
6.500%, 08/01/2018	5,245	5,271
6.500%, 07/01/2021	4,525	4,333
6.500%, 06/01/2022	1,120	1,061
NSG Holdings
7.750%, 12/15/2025 (A)	2,000	2,100
Nuveen Investments (A)
9.500%, 10/15/2020	6,290	6,148
9.125%, 10/15/2017	2,220	2,181
Onex USI Acquisition
7.750%, 01/15/2021 (A)	3,630	3,630
Oxford Finance
7.250%, 01/15/2018 (A)	1,025	1,053
Peninsula Gaming
8.375%, 02/15/2018 (A)	3,250	3,510
PHH
7.375%, 09/01/2019	710	746
6.375%, 08/15/2021	3,475	3,362
PNC Preferred Funding Trust II
1.477%, 03/29/2049 (A) (E)	5,870	5,019
Realogy (A)
7.875%, 02/15/2019	1,035	1,131
7.625%, 01/15/2020	530	591
RHP Hotel Properties‡
5.000%, 04/15/2021 (A)	1,318	1,236
Rivers Pittsburgh Borrower
9.500%, 06/15/2019 (A)	554	604
Snoqualmie Entertainment Authority (A)
9.125%, 02/01/2015	810	810
4.147%, 02/01/2014 (E)	450	446
Springleaf Finance
6.000%, 06/01/2020 (A)	900	864
TransUnion Holding
9.625%, 06/15/2018	625	677
8.125%, 06/15/2018	813	862
UPCB Finance III
6.625%, 07/01/2020 (A)	650	689
USB Realty
1.415%, 12/29/2049 (A) (E)	5,800	4,930
Wilton Re Finance
5.875%, 03/30/2033 (A) (E)	1,900	1,905
XL Capital
6.500%, 12/31/2049 (E)	2,210	2,116

		133,062

Health Care — 6.1%
Acadia Healthcare
12.875%, 11/01/2018	1,250	1,506
6.125%, 03/15/2021 (A)	1,000	1,010
Accellent
10.000%, 11/01/2017	905	833
8.375%, 02/01/2017	855	890

SEI Institutional Managed Trust / Annual Report / September 30, 2013	159

SCHEDULE OF INVESTMENTS

High Yield Bond Fund (Continued)

September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Alere
6.500%, 06/15/2020 (A)	$1,025	$1,016
Amsurg
5.625%, 11/30/2020	1,795	1,795
Apria Healthcare Group
12.375%, 11/01/2014	1,466	1,475
Aurora Diagnostics Holdings
10.750%, 01/15/2018	5,185	3,189
Biomet
6.500%, 08/01/2020	4,411	4,554
6.500%, 10/01/2020	2,030	2,058
CHS
8.000%, 11/15/2019	1,075	1,127
7.125%, 07/15/2020	4,305	4,348
DaVita
6.625%, 11/01/2020	4,311	4,580
6.375%, 11/01/2018	235	247
5.750%, 08/15/2022	825	816
DJO Finance
9.875%, 04/15/2018	2,080	2,205
8.750%, 03/15/2018	480	522
7.750%, 04/15/2018	2,780	2,752
Fresenius Medical Care US Finance II
5.625%, 07/31/2019 (A)	2,145	2,236
HCA
7.875%, 02/15/2020	3,735	4,027
7.500%, 02/15/2022	4,910	5,389
6.500%, 02/15/2020	910	986
5.875%, 03/15/2022	2,050	2,106
HCA Holdings
7.750%, 05/15/2021	2,435	2,590
6.250%, 02/15/2021	560	569
Health Management Associates
7.375%, 01/15/2020	1,450	1,589
Healthcare Technology Intermediate
7.375%, 09/01/2018 (A)	1,585	1,619
Healthsouth
8.125%, 02/15/2020	680	740
7.750%, 09/15/2022	540	579
Hologic
6.250%, 08/01/2020	2,785	2,900
Hospira
5.800%, 08/12/2023	145	147
5.200%, 08/12/2020	145	147
Immucor
11.125%, 08/15/2019	5,465	6,011
IMS Health
6.000%, 11/01/2020 (A)	785	802
INC Research
11.500%, 07/15/2019 (A)	2,805	3,015
Kindred Healthcare
8.250%, 06/01/2019	3,085	3,286

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Kinetic Concepts
10.500%, 11/01/2018	$2,280	$2,517
Lantheus Medical Imaging
9.750%, 05/15/2017	1,385	1,240
Monitronics International
9.125%, 04/01/2020	3,975	4,164
Multiplan
9.875%, 09/01/2018 (A)	560	619
Physio-Control International
9.875%, 01/15/2019 (A)	333	373
Radiation Therapy Services
9.875%, 04/15/2017	985	704
8.875%, 01/15/2017	610	610
Radnet Management
10.375%, 04/01/2018	975	1,031
Sky Growth Acquisition
7.375%, 10/15/2020 (A)	1,255	1,297
Symbion PIK
11.000%, 08/23/2015	424	423
Tenet Healthcare
8.125%, 04/01/2022 (A)	7,225	7,541
8.000%, 08/01/2020	2,160	2,290
6.750%, 02/01/2020	480	479
6.000%, 10/01/2020 (A)	2,170	2,219
4.750%, 06/01/2020	1,125	1,083
4.500%, 04/01/2021	1,000	937
Trinseo Materials Operating SCA
8.750%, 02/01/2019 (A)	5,015	4,977
Truven Health Analytics
10.625%, 06/01/2020	495	540
United Surgical Partners International
9.000%, 04/01/2020	1,350	1,482
Valeant Pharmaceuticals International (A)
7.250%, 07/15/2022	1,033	1,100
7.000%, 10/01/2020	1,627	1,725
6.750%, 08/15/2021	645	671
Vanguard Health Holding II
7.750%, 02/01/2019	2,000	2,145
VPI Escrow
6.375%, 10/15/2020 (A)	720	749
VPII Escrow (A)
7.500%, 07/15/2021	5,335	5,748
6.750%, 08/15/2018	2,425	2,595

		122,920

Industrials — 8.4%
ACCO Brands
6.750%, 04/30/2020	965	966
Actuant
5.625%, 06/15/2022	3,000	3,000
ADS Waste Holdings
8.250%, 10/01/2020 (A)	550	580

160	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
ADT
6.250%, 10/15/2021 (A)	$1,465	$1,487
3.500%, 07/15/2022	250	211
Air Medical Group Holdings
9.250%, 11/01/2018	3,405	3,660
Aircastle
7.625%, 04/15/2020	830	917
6.750%, 04/15/2017	285	305
Aleris International
10.000%, 12/15/2016 (B)	1,800	—
Aleris International PIK
9.000%, 12/15/2014 (B)	725	—
Algeco Scotsman Global Finance (A)
10.750%, 10/15/2019	2,840	2,854
8.500%, 10/15/2018	1,275	1,348
Alion Science & Technology PIK
12.000%, 11/01/2014	2,099	2,120
Alphabet Holding PIK
7.750%, 11/01/2017	3,200	3,288
American Builders & Contractors Supply
5.625%, 04/15/2021 (A)	1,340	1,318
Amsted Industries
8.125%, 03/15/2018 (A)	320	339
Anixter
5.625%, 05/01/2019	455	469
APX Group
8.750%, 12/01/2020 (A)	3,695	3,630
ArvinMeritor
10.625%, 03/15/2018	255	275
Atkore International
9.875%, 01/01/2018	2,680	2,894
Avis Budget Car Rental
5.500%, 04/01/2023	2,283	2,112
4.875%, 11/15/2017	55	56
BE Aerospace
6.875%, 10/01/2020	840	918
Belden
5.500%, 09/01/2022 (A)	1,135	1,095
Boart Longyear Management Pty (A)
10.000%, 10/01/2018	1,063	1,074
7.000%, 04/01/2021	3,590	2,657
Bombardier (A)
6.125%, 01/15/2023	1,340	1,340
5.750%, 03/15/2022	825	819
Brickman Group Holdings
9.125%, 11/01/2018 (A)	69	74
Builders FirstSource
7.625%, 06/01/2021 (A)	1,448	1,448
Building Materials Corp of America (A)
6.875%, 08/15/2018	1,550	1,657
6.750%, 05/01/2021	620	667

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Case New Holland
7.875%, 12/01/2017	$390	$453
CDW
8.500%, 04/01/2019	1,715	1,895
Cemex Espana Luxembourg
9.250%, 05/12/2020 (A)	1,115	1,199
Ceridian (A)
11.000%, 03/15/2021	300	347
8.875%, 07/15/2019	1,600	1,832
CEVA Group
8.375%, 12/01/2017 (A)	1,210	1,219
CHC Helicopter
9.375%, 06/01/2021	1,965	1,955
Clean Harbors
5.250%, 08/01/2020	3,705	3,668
CNH Capital
3.625%, 04/15/2018	815	811
Continental Airlines
7.339%, 04/19/2014	217	220
Continental Airlines Pass-Through Trust, Ser 2009-2, Cl B
9.250%, 05/10/2017	167	183
CPG Merger Sub
8.000%, 10/01/2021 (A)	2,975	3,020
DAE Aviation Holdings
11.250%, 08/01/2015 (A)	1,500	1,500
Delta Air Lines Pass-Through Trust, Ser 2011-1, Cl B
7.125%, 10/15/2014	1,800	1,827
DigitalGlobe
5.250%, 02/01/2021 (A)	1,930	1,843
Emergency Medical Services
8.125%, 06/01/2019	1,989	2,148
Esterline Technologies
7.000%, 08/01/2020	300	321
Gardner Denver
6.875%, 08/15/2021 (A)	325	321
GenCorp
7.125%, 03/15/2021 (A)	1,130	1,184
General Cable
5.750%, 10/01/2022 (A)	865	828
Gibraltar Industries
6.250%, 02/01/2021	787	795
Global A&T Electronics
10.000%, 02/01/2019 (A)	200	170
Great Lakes Dredge & Dock
7.375%, 02/01/2019	1,087	1,079
Griffon
7.125%, 04/01/2018	570	604
H&E Equipment Services
7.000%, 09/01/2022	2,005	2,135
HD Supply
11.500%, 07/15/2020	1,465	1,747
11.000%, 04/15/2020	510	611
8.125%, 04/15/2019	1,130	1,254
7.500%, 07/15/2020 (A)	2,375	2,461

SEI Institutional Managed Trust / Annual Report / September 30, 2013	161

SCHEDULE OF INVESTMENTS

High Yield Bond Fund (Continued)

September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Intcomex
13.250%, 12/15/2014	$4,613	$4,475
Interline Brands
7.500%, 11/15/2018	690	731
Interline Brands PIK
10.000%, 11/15/2018	280	306
International Lease Finance
8.750%, 03/15/2017	2,280	2,616
6.250%, 05/15/2019	1,030	1,082
5.875%, 04/01/2019	2,040	2,124
Iron Mountain
7.750%, 10/01/2019	1,250	1,373
6.000%, 08/15/2023	715	710
Jack Cooper Holdings
9.250%, 06/01/2020 (A)	465	498
Liberty Tire Recycling
11.000%, 10/01/2016 (A)	2,789	2,838
Manitowoc
8.500%, 11/01/2020	910	1,012
Marquette Transportation
10.875%, 01/15/2017	1,292	1,363
Masonite International
8.250%, 04/15/2021 (A)	1,200	1,317
Meritor
6.750%, 06/15/2021	1,015	1,005
Milacron
7.750%, 02/15/2021 (A)	1,375	1,420
Mueller Water Products
8.750%, 09/01/2020	468	515
Navistar International
8.250%, 11/01/2021	1,110	1,124
Nielsen Finance
4.500%, 10/01/2020	1,290	1,242
Nielsen Luxembourg SARL
5.500%, 10/01/2021 (A)	2,995	3,010
Niska Gas Storage US
8.875%, 03/15/2018	2,920	3,022
Nortek
8.500%, 04/15/2021	2,940	3,197
Oshkosh
8.500%, 03/01/2020	2,413	2,660
Ply Gem Industries
8.250%, 02/15/2018	157	168
Polymer Group
7.750%, 02/01/2019	945	1,010
Polypore International
7.500%, 11/15/2017	640	678
Quality Distribution
9.875%, 11/01/2018	3,600	3,915
RR Donnelley & Sons
7.000%, 02/15/2022	140	141
Sabine Pass LNG L.P.
7.500%, 11/30/2016 (A)	1,540	1,621
7.500%, 11/30/2016	9,610	10,571

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Seminole Indian Tribe of Florida
7.750%, 10/01/2017 (A)	$250	$265
6.535%, 10/01/2020 (A)	500	535
ServiceMaster
8.000%, 02/15/2020	2,365	2,341
7.450%, 08/15/2027	740	592
7.250%, 03/01/2038	1,515	1,174
7.100%, 03/01/2018	1,000	963
7.000%, 08/15/2020	2,830	2,674
Silver II Borrower
7.750%, 12/15/2020 (A)	1,315	1,351
Swift Services Holdings
10.000%, 11/15/2018	1,325	1,471
Syncreon Global Ireland
9.500%, 05/01/2018 (A)	3,112	3,377
Tempel Steel
12.000%, 08/15/2016 (A)	860	821
Terex
6.500%, 04/01/2020	615	646
6.000%, 05/15/2021	2,785	2,816
Tervita
8.000%, 11/15/2018 (A)	705	708
Thermadyne Holdings
9.000%, 12/15/2017	2,045	2,204
Titan International
7.875%, 10/01/2017 (A)	515	548
TRAC Intermodal
11.000%, 08/15/2019	1,745	1,954
TransDigm
7.500%, 07/15/2021 (A)	1,095	1,177
7.500%, 07/15/2021	300	323
5.500%, 10/15/2020	1,600	1,568
Triumph Group
4.875%, 04/01/2021	545	525
United Air Lines, Ser 95A1
9.560%, 10/19/2018	435	141
9.020%, 04/19/2012 (B) (F) (G) (J)	277	72
United Airlines Pass-Through Trust Ser 2013-1, Cl B
5.375%, 08/15/2021	1,500	1,478
USG
6.300%, 11/15/2016	1,485	1,570
Watco
6.375%, 04/01/2023 (A)	2,260	2,237

		170,483

Information Technology — 7.3%
313 Group
6.375%, 12/01/2019 (A)	2,220	2,098
ACI Worldwide
6.375%, 08/15/2020 (A)	2,740	2,788
Activision Blizzard (A)
6.125%, 09/15/2023	1,200	1,206
5.625%, 09/15/2021	7,485	7,494

162	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Advanced Micro Devices
7.500%, 08/15/2022	$4,210	$4,031
Alcatel-Lucent USA
8.875%, 01/01/2020 (A)	2,015	2,126
6.500%, 01/15/2028	1,170	977
Amkor Technology
7.375%, 05/01/2018	460	484
6.625%, 06/01/2021	196	191
6.375%, 10/01/2022	2,225	2,125
Aspect Software
10.625%, 05/15/2017	3,285	3,277
Audatex North America
6.750%, 06/15/2018	632	670
6.000%, 06/15/2021 (A)	2,220	2,264
Avaya (A)
10.500%, 03/01/2021	113	91
7.000%, 04/01/2019	1,405	1,314
BMC Software Finance
8.125%, 07/15/2021 (A)	4,915	5,099
Brocade Communications Systems
4.625%, 01/15/2023 (A)	3,710	3,422
Carlson Wagonlit BV
6.875%, 06/15/2019 (A)	955	965
CommScope
8.250%, 01/15/2019 (A)	2,935	3,206
CommScope Holding PIK
6.625%, 06/01/2020 (A)	1,810	1,801
Eagle Midco
9.000%, 06/15/2018 (A)	1,785	1,794
Epicor Software
8.625%, 05/01/2019	2,780	2,968
Equinix
5.375%, 04/01/2023	938	886
4.875%, 04/01/2020	2,517	2,441
First Data
12.625%, 01/15/2021	1,604	1,764
11.750%, 08/15/2021 (A)	645	622
11.250%, 03/31/2016	1,076	1,076
11.250%, 01/15/2021 (A)	1,860	1,944
8.875%, 08/15/2020 (A)	1,670	1,841
8.250%, 01/15/2021 (A)	385	398
7.375%, 06/15/2019 (A)	3,745	3,942
6.750%, 11/01/2020 (A)	1,825	1,889
First Data PIK
8.750%, 01/15/2022 (A)	7,125	7,428
Freescale Semiconductor
9.250%, 04/15/2018 (A)	323	350
GXS Worldwide
9.750%, 06/15/2015	3,392	3,485
IAC
4.750%, 12/15/2022	1,955	1,799
iGate
9.000%, 05/01/2016	4,949	5,308

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Infor US
11.500%, 07/15/2018	$455	$526
9.375%, 04/01/2019	4,635	5,180
j2 Global
8.000%, 08/01/2020	1,925	2,069
Magnachip Semiconductor
6.625%, 07/15/2021 (A)	725	716
Mantech International
7.250%, 04/15/2018	795	841
MEMC Electronic Materials
7.750%, 04/01/2019	885	916
NCR
5.000%, 07/15/2022	1,675	1,558
NeuStar
4.500%, 01/15/2023	1,195	1,073
Nuance Communications
5.375%, 08/15/2020 (A)	2,250	2,126
NXP BV (A)
5.750%, 02/15/2021	2,730	2,771
5.750%, 03/15/2023	435	431
3.750%, 06/01/2018	265	258
Perstorp Holding
8.750%, 05/15/2017 (A)	1,815	1,883
Sabre
8.500%, 05/15/2019 (A)	4,195	4,536
Seagate HDD Cayman
4.750%, 06/01/2023 (A)	735	707
Sensata Technologies BV (A)
6.500%, 05/15/2019	4,093	4,399
4.875%, 10/15/2023	2,600	2,418
Southern Graphics
8.375%, 10/15/2020 (A)	175	181
SPCM
6.000%, 01/15/2022 (A)	3,181	3,197
SSI Investments II
11.125%, 06/01/2018	1,055	1,160
STATS ChipPAC
4.500%, 03/20/2018 (A)	2,206	2,156
Stratus Technologies Bermuda
12.000%, 03/29/2015	2,305	2,299
Stream Global Services
11.250%, 10/01/2014	2,980	2,999
SunGard Data Systems
7.625%, 11/15/2020	220	235
7.375%, 11/15/2018	740	784
6.625%, 11/01/2019	800	816
Taminco Global Chemical
9.750%, 03/31/2020 (A)	2,815	3,181
Travelport PIK
13.875%, 03/01/2016 (A)	463	481
VeriSign
4.625%, 05/01/2023 (A)	900	846
Viasystems
7.875%, 05/01/2019 (A)	3,285	3,490

SEI Institutional Managed Trust / Annual Report / September 30, 2013	163

SCHEDULE OF INVESTMENTS

High Yield Bond Fund (Continued)

September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
WEX
4.750%, 02/01/2023 (A)	$2,825	$2,571
Zayo Group
10.125%, 07/01/2020	3,090	3,546
8.125%, 01/01/2020	1,940	2,122

		148,036

Materials — 6.1%
AK Steel
7.625%, 05/15/2020	720	605
APERAM (A)
7.750%, 04/01/2018	1,855	1,827
7.375%, 04/01/2016	2,035	2,035
ArcelorMittal
6.125%, 06/01/2018	3,110	3,297
6.000%, 03/01/2021	375	384
ARD Finance PIK
11.125%, 06/01/2018 (A)	1,422	1,508
Ardagh Packaging Finance (A)
9.125%, 10/15/2020	2,260	2,396
7.000%, 11/15/2020	2,880	2,765
Ashland
4.750%, 08/15/2022	870	816
Ball
5.000%, 03/15/2022	1,150	1,115
Berry Plastics
9.750%, 01/15/2021	1,325	1,530
BOE Intermediate Holding
9.000%, 11/01/2017 (A)	780	815
BOE Merger PIK
9.500%, 11/01/2017 (A)	1,645	1,711
BWAY Holding
10.000%, 06/15/2018	895	976
Celanese US Holdings
4.625%, 11/15/2022	4,055	3,883
Cemex
7.250%, 01/15/2021 (A)	3,010	3,002
Commercial Metals
4.875%, 05/15/2023	1,225	1,102
Consolidated Container
10.125%, 07/15/2020 (A)	1,285	1,375
Cornerstone Chemical
9.375%, 03/15/2018 (A)	2,625	2,750
Edgen Murray
8.750%, 11/01/2020 (A)	2,850	2,893
Eldorado
6.125%, 12/15/2020 (A)	1,125	1,086
Essar Steel Algoma
9.375%, 03/15/2015 (A)	720	680
Ferro
7.875%, 08/15/2018	1,475	1,549
FMG Resources August 2006 Pty (A)
8.250%, 11/01/2019	1,035	1,115
6.875%, 02/01/2018	2,160	2,257
6.875%, 04/01/2022	2,843	2,843

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Graphic Packaging International
4.750%, 04/15/2021	$1,154	$1,119
Headwaters
7.625%, 04/01/2019	725	761
Hecla Mining
6.875%, 05/01/2021 (A)	2,690	2,542
Hexion US Finance
9.000%, 11/15/2020	1,345	1,315
8.875%, 02/01/2018	2,200	2,277
6.625%, 04/15/2020	1,290	1,290
Huntsman International
8.625%, 03/15/2020	435	478
8.625%, 03/15/2021	1,135	1,260
4.875%, 11/15/2020	490	464
IAMGOLD
6.750%, 10/01/2020 (A)	4,295	3,747
Ineos Finance (A)
8.375%, 02/15/2019	1,180	1,301
7.500%, 05/01/2020	1,070	1,148
Ineos Group Holdings
6.125%, 08/15/2018 (A)	1,425	1,386
Inmet Mining
8.750%, 06/01/2020 (A)	1,280	1,370
JMC Steel Group
8.250%, 03/15/2018 (A)	1,500	1,466
KGHM International
7.750%, 06/15/2019 (A)	2,690	2,777
Kinove German Bondco
9.625%, 06/15/2018 (A)	1,357	1,499
LSB Industries
7.750%, 08/01/2019 (A)	1,570	1,629
Midwest Vanadium Pty
11.500%, 02/15/2018 (A)	1,100	908
Mirabela Nickel
8.750%, 04/15/2018 (A)	2,420	944
Momentive Performance Materials PIK
11.000%, 06/04/2017 (F) (G) (J)	2,222	1,852
New (A)
7.000%, 04/15/2020	600	618
6.250%, 11/15/2022	2,290	2,227
Nexeo Solutions
8.375%, 03/01/2018	750	746
Noranda Aluminum Acquisition
11.000%, 06/01/2019 (A)	1,390	1,244
Novelis
8.750%, 12/15/2020	190	209
8.375%, 12/15/2017	1,455	1,560
Packaging Dynamics
8.750%, 02/01/2016 (A)	1,379	1,427
Plastipak Holdings
6.500%, 10/01/2021 (A)	1,115	1,126
PolyOne
7.375%, 09/15/2020	910	1,001

164	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Pretium Packaging
11.500%, 04/01/2016	$1,375	$1,475
Rain CII Carbon (A)
8.250%, 01/15/2021	200	201
8.000%, 12/01/2018	310	312
Reichhold Industries PIK
9.000%, 05/08/2017 (A)	1,310	1,009
Rentech Nitrogen Partners
6.500%, 04/15/2021 (A)	405	397
Rockwood Specialties Group
4.625%, 10/15/2020	2,160	2,171
Ryerson
11.250%, 10/15/2018	2,305	2,380
9.000%, 10/15/2017	1,110	1,149
Sappi Papier Holding (A)
8.375%, 06/15/2019	1,150	1,202
7.750%, 07/15/2017	300	312
6.625%, 04/15/2021	200	186
Scotts Miracle-Gro
7.250%, 01/15/2018	35	37
6.625%, 12/15/2020	790	839
Sealed Air (A)
8.375%, 09/15/2021	975	1,104
8.125%, 09/15/2019	1,650	1,840
Smurfit Kappa Acquisitions
4.875%, 09/15/2018 (A)	1,400	1,400
St. Barbara
8.875%, 04/15/2018 (A)	800	698
Steel Dynamics
6.375%, 08/15/2022	680	704
6.125%, 08/15/2019	680	709
Tekni-Plex
9.750%, 06/01/2019 (A)	478	538
TPC Group
8.750%, 12/15/2020 (A)	6,010	6,145
Unifrax I
7.500%, 02/15/2019 (A)	600	600
US Coatings Acquisition
7.375%, 05/01/2021 (A)	1,035	1,082
Vulcan Materials
7.500%, 06/15/2021	530	591
7.000%, 06/15/2018	450	507
Walter Energy (A)
9.875%, 12/15/2020	5,005	4,354
9.500%, 10/15/2019	1,510	1,563
8.500%, 04/15/2021	2,745	2,292

		123,803

Telecommunication Services — 5.2%
CenturyLink
5.800%, 03/15/2022	2,345	2,204
5.625%, 04/01/2020	2,080	2,031
Cincinnati Bell
8.750%, 03/15/2018	3,170	3,348

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Clearwire Communications
12.000%, 12/01/2015 (A)	$2,040	$2,134
8.250%, 12/01/2040 (A)	1,032	1,143
Cogent Communications Group
8.375%, 02/15/2018 (A)	775	845
Crown Castle International
5.250%, 01/15/2023	865	796
Digicel Group (A)
8.250%, 09/01/2017	2,714	2,812
8.250%, 09/30/2020	2,810	2,908
Eileme 2
11.625%, 01/31/2020 (A)	595	690
GCI
8.625%, 11/15/2019	745	780
6.750%, 06/01/2021	525	496
Hughes Satellite Systems
7.625%, 06/15/2021	3,255	3,507
6.500%, 06/15/2019	690	730
Intelsat Jackson Holdings
7.500%, 04/01/2021	535	578
7.250%, 10/15/2020	2,880	3,074
6.625%, 12/15/2022 (A)	830	824
Intelsat Luxembourg (A)
8.125%, 06/01/2023	3,545	3,740
7.750%, 06/01/2021	2,375	2,458
Level 3 Communications
11.875%, 02/01/2019	1,020	1,173
8.875%, 06/01/2019	1,025	1,097
Level 3 Financing
9.375%, 04/01/2019	2,185	2,409
8.625%, 07/15/2020	710	776
8.125%, 07/01/2019	845	904
7.000%, 06/01/2020	920	927
Lucent Technologies
6.450%, 03/15/2029	3,805	3,215
Lynx I
5.375%, 04/15/2021 (A)	1,985	1,935
Lynx II
6.375%, 04/15/2023 (A)	1,565	1,557
MetroPCS Wireless
7.875%, 09/01/2018	265	287
6.625%, 04/01/2023 (A)	850	852
6.250%, 04/01/2021 (A)	1,110	1,116
NII International Telecom SCA
7.875%, 08/15/2019 (A)	325	295
Sable International Finance (A)
8.750%, 02/01/2020	68	75
7.750%, 02/15/2017	1,688	1,781
Satelites Mexicanos
9.500%, 05/15/2017	705	769
SBA Telecommunications
8.250%, 08/15/2019	113	122
5.750%, 07/15/2020	135	134
Softbank
4.500%, 04/15/2020 (A)	1,351	1,298

SEI Institutional Managed Trust / Annual Report / September 30, 2013	165

SCHEDULE OF INVESTMENTS

High Yield Bond Fund (Continued)

September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Sprint (A)
7.875%, 09/15/2023	$10,270	$10,475
7.250%, 09/15/2021	1,975	1,995
Sprint Capital
8.750%, 03/15/2032	5,135	5,219
6.900%, 05/01/2019	4,525	4,649
Sprint Nextel
9.000%, 11/15/2018 (A)	2,155	2,527
6.000%, 11/15/2022	30	28
tw telecom holdings
5.375%, 10/01/2022	1,435	1,370
5.375%, 10/01/2022 (A)	435	415
UPCB Finance V
7.250%, 11/15/2021 (A)	3,355	3,657
UPCB Finance VI
6.875%, 01/15/2022 (A)	2,412	2,557
West
8.625%, 10/01/2018	2,755	2,996
Wind Acquisition Finance (A)
11.750%, 07/15/2017	1,285	1,365
7.250%, 02/15/2018	310	321
7.250%, 02/15/2018	2,740	2,836
6.500%, 04/30/2020	1,189	1,219
Windstream
7.750%, 10/15/2020	500	516
7.750%, 10/01/2021 (A)	1,170	1,208
7.750%, 10/01/2021	1,165	1,203
7.500%, 06/01/2022	745	743
7.500%, 04/01/2023	1,220	1,205
6.375%, 08/01/2023	2,445	2,237

		104,561

Utilities — 1.5%
AES
8.000%, 06/01/2020	430	490
7.375%, 07/01/2021	3,175	3,493
4.875%, 05/15/2023	895	837
Calpine (A)
7.875%, 07/31/2020	1,464	1,577
7.875%, 01/15/2023	198	208
7.500%, 02/15/2021	951	1,010
Elwood Energy
8.159%, 07/05/2026	676	710
Enel
8.750%, 09/24/2073 (A) (E)	495	505
Energy Future Intermediate Holding
10.000%, 12/01/2020 (A)	3,765	3,953
GenOn Energy
9.875%, 10/15/2020	1,285	1,417
Homer City Generation
8.137%, 10/01/2019	2,410	2,482
LBC Tank Terminals Holding Netherlands BV
6.875%, 05/15/2023 (A)	1,900	1,910

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Mirant Americas Generation LLC
8.500%, 10/01/2021	$1,308	$1,387
NRG Energy
8.250%, 09/01/2020	240	263
7.875%, 05/15/2021	6,560	7,019
7.625%, 01/15/2018	600	665
6.625%, 03/15/2023	2,127	2,084
Southern Energy (B)
0.000%, 07/15/2004	450	5

		30,015

Total Corporate Obligations (Cost $1,458,831) ($ Thousands)		1,471,490

LOAN PARTICIPATIONS — 9.7%
Academy Sports Limited, Term Loan
4.500%, 08/03/2018	553	555
Activision Blizzard, 7-Year Unfunded Bridge Loan
0.000%, 10/18/2013 (K)	1,900	—
Activision Blizzard, 8-Year Unfunded Bridge Loan
0.000%, 10/18/2013 (K)	1,900	—
Activision Blizzard, 10-Year Unfunded Bridge Loan
0.000%, 10/18/2013 (K)	950	—
Air Medical Group Holdings, Term Loan, 1st Lien
7.625%, 05/21/2018	2,810	2,768
Alcatel Lucent, Term Loan
5.750%, 01/29/2019	1,495	1,505
Alinta, 1st Lien Term Loan
6.375%, 08/13/2019	2,560	2,452
Alinta, Delayed Term Loan Unfunded
0.500%, 08/13/2018	167	(7)
Allegion U.S. Holding, 1st Lien Term Loan
0.000%, 12/25/2020 (H)	455	455
American Renal Holdings, Term Loan
8.500%, 02/20/2020	1,750	1,724
Applied Systems, Term Loan, 2nd Lien
8.250%, 06/08/2017	884	888
Apria Helathcare Group, Term Loan
6.750%, 04/06/2020	1,496	1,506
Arctic Glacier Income Fund, Term Loan
6.000%, 05/10/2019	1,096	1,093
Aspect Software
7.000%, 05/07/2016	988	987

166	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Associated Partners, 1st Lien Term Loan
6.682%, 12/21/2015	$2,250	$2,250
Associated Partners, Term Loan
6.682%, 12/21/2015	2,250	2,250
Astoria Generating, Term Loan Cov-Lite
8.500%, 10/26/2017	727	744
8.500%, 10/26/2017	4,743	4,850
Asurion, Term Loan
11.000%, 09/02/2019	1,600	1,668
Atlas Energy, Term Loan B
6.500%, 07/31/2019	700	707
Avaya, Extended Term Loan B-5
8.000%, 03/31/2018	845	799
Bally Technologies, 1st Lien Term Loan B
0.000%, 08/21/2020 (H)	2,348	2,345
Berling Packaging LLC, 2nd Lien Term Loan
8.750%, 04/02/2020	375	376
BioScrip, 1st Lien Delayed Draw Term Loan
6.500%, 07/31/2020	1,125	1,130
BioScrip, 1st Lien Term Loan B
6.500%, 07/31/2020	1,875	1,885
Bowie Resources, 1st Lien Term Loan
6.750%, 08/16/2020	2,080	2,090
Carestream Health, 1st Lien Term Loan
5.000%, 06/07/2019	1,975	1,981
Carestream Health, 2nd Lien Term Loan
9.500%, 12/05/2019	2,075	2,056
Catalent Pharma Solutions, Term Loan
6.500%, 12/31/2017	400	399
Cengage Learning Acquisitions, Term Loan B
7.750%, 07/05/2017 (B)	160	117
Centaur, 1st Lien Term Loan
5.250%, 02/20/2019	682	683
Ceridian, 1st Lien Term Loan B
4.429%, 05/09/2017	998	997
CKX, Term Loan B
9.000%, 06/21/2017	421	379
Clear Channel Communications, 1st Lien Term Loan B
3.829%, 01/29/2016	2,810	2,644
Clear Channel Communications, 1st Lien Term Loan D
6.932%, 01/22/2019	3,329	3,084
Cleveland Unlimited, Term Loan
15.000%, 07/25/2016 (G)	541	541

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Cleveland Unlimited, Term Loan A (G)
15.208%, 01/25/2016	$228	$228
15.000%, 01/25/2016	185	185
Cleveland Unlimited, Term Loan B (G)
15.208%, 01/25/2016	92	92
15.000%, 07/25/2016	180	180
Cleveland Unlimited, Term Loan C
15.208%, 07/25/2016 (G)	88	88
Community Health Systems, Bridge Loan
0.000%, 07/30/2014 (H)	761	761
Community Health Systems, Unfunded Bridge Loan
0.000%, 07/30/2014 (H) (K)	2,500	—
Community Health Systems, Unsecured Bridge Loan
0.000%, 07/30/2014 (H)	819	819
Constellation Brands, Bridge Loan
0.000%, 12/30/2013 (K)	1,250	—
Cooper Gay Swett & Crawford, 2nd Lien Term Loan
8.250%, 10/16/2020	400	394
CPG International
0.000%, 09/04/2014 (E) (H)	1,320	1,320
CPG International, Unfunded and Unsecured Bridge Loan
0.000%, 12/20/2013 (H) (K)	900	—
CPM Holdings
10.250%, 03/01/2018	900	902
Crestwood Holdings, 1st Lien Term Loan B
7.000%, 05/24/2019	1,509	1,536
CSM Bakery Supplies, 1st Lien Term Loan
4.750%, 05/22/2020	1,390	1,380
CTI Foods, 2nd Lien Term Loan
8.250%, 06/28/2021	1,190	1,181
DAE Aviation Holdings, Term Loan B1
6.250%, 10/19/2018	1,499	1,504
Dex Media West LLC
8.000%, 10/24/2014	1,872	1,555
Digital Insight, 1st Lien
5.500%, 08/01/2019	900	900
Digital Insight, 2nd Lien
9.500%, 08/01/2019	490	490
Dole Food, Unfunded Bridge Loan
0.000%, 02/21/2014 (H) (K)	2,200	—
Doncasters, Term Loan 2nd Lien
9.500%, 10/09/2020	350	348
Endurance International, 1st Lien Term Loan
6.250%, 11/09/2019	499	500

SEI Institutional Managed Trust / Annual Report / September 30, 2013	167

SCHEDULE OF INVESTMENTS

High Yield Bond Fund (Continued)

September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Endurance International, 2nd Lien Term Loan
10.250%, 05/09/2020	$3,807	$3,817
EZE Castel Software, LLC, 2nd Lien Term Loan
8.750%, 04/05/2021	400	405
Fender Musical Instruments, Term Loan 1st Lien
5.750%, 04/03/2019	385	386
First Advantage, 2nd Lien Term Loan (G)
9.250%, 08/28/2019	600	594
First Advantage, Term Loan B
6.250%, 02/28/2019	1	1
6.250%, 02/13/2019	498	496
Foresight Energy, 1st Lien Term Loan B
5.500%, 08/21/2020	2,000	1,983
Fortescue Metals Group, Term Loan Cov-Lite
5.250%, 10/12/2017	2,270	2,275
Foxwoods, 1st Lien Term Loan B
9.375%, 06/30/2020	3,512	3,451
Gardner Denver, Term Loan, 1st Lien
4.250%, 07/30/2020	725	717
GCA Services Group, 2nd Lien Term Loan Cov-Lite
9.250%, 10/11/2020	700	711
Getty Images, 1st Lien Term Loan B Cov-Lite
4.750%, 10/03/2019	950	850
Global Aviation Holdings
10.000%, 07/13/2017 (B)	1,869	1,215
3.000%, 02/13/2018	602	30
GOGO LLC
11.250%, 06/21/2017	906	960
Gymboree, 1st Lien Term Loan Cov-Lite
5.000%, 02/23/2018	340	328
Harrah’s Entertainment, Extended Term Loan B-6
5.434%, 01/28/2018	737	667
Harrah’s Las Vegas
3.683%, 02/13/2014	2,345	2,283
Harrah’s Operating
9.500%, 10/31/2016	2,888	2,877
Hemisphere Media Group, Term Loan
6.250%, 07/30/2020	713	711
Hilton Hotels, Term Loan B, Cov-Lite 1st Lien
0.000%, 09/23/2020 (H)	4,820	4,811
Hostess Brands
6.750%, 04/09/2020	1,360	1,392

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Hub International, 1st Lien Term Loan B
0.000%, 09/17/2020 (H)	$2,000	$2,000
Hudson’s Bay, Bridge Loan
0.000%, 07/29/2014 (H)	1,315	1,315
Integra Telecom, 2nd Lien
9.750%, 02/19/2020	700	717
Integra Telecom, Term Loan B
5.250%, 02/22/2019	1,347	1,353
Intrawest ULC, 1st Lien Term Loan
7.000%, 12/04/2017	2,736	2,764
ION Trading Technologies, 2nd Lien Term Loan Cov-Lite
8.250%, 05/21/2021	2,150	2,147
JBS USA, 1st Lien Term Loan B Cov-Lite
3.750%, 09/11/2020	660	652
JC Penney, Term Loan B, 1st Lien
6.000%, 05/21/2018	1,047	1,014
Knight Capital, 1st Lien Term Loan B
5.750%, 11/30/2017	300	299
LANDesk Software, 1st Lien Term Loan
5.250%, 08/09/2019	698	701
Lawson Software, Term Loan B2
5.250%, 04/05/2018	460	462
Learning Care Group, Term Loan
6.000%, 05/08/2019	300	299
LHP Hospital Group, 1st Lien Term Loan
9.000%, 07/03/2018	370	363
Lions Gate Entertainment, 2nd Lien Term Loan
5.000%, 07/19/2020	2,500	2,488
Medical Card
12.000%, 09/17/2015	1,323	1,270
3.000%, 09/17/2015	23	23
MedQuist, Term Loan B
7.500%, 08/15/2019	4,860	4,714
Merge Healthcare, Term Loan B
6.000%, 04/23/2019	536	506
Metroflag, 2nd Lien (B)
14.000%, 01/06/2009	300	—
MISYS PLC, 2nd Lien
12.000%, 06/12/2019	1,250	1,433
Mitchell International, Unfunded Bridge Loan
0.000%, 01/06/2014 (K)	300	—
Mohegan Tribal Gaming Authority, Term Loan
5.500%, 03/31/2015	2,078	2,078

168	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Mohegan Tribal Gaming Authority, Term Loan B
9.000%, 03/31/2016	$3,870	$3,957
Moxie Liberty, 1st Lien Term Loan B1
7.500%, 08/21/2020	3,385	3,419
NANA Development, Term Loan
8.000%, 03/15/2018	315	315
National Financial Partners, 1st Lien Term Loan B
5.250%, 07/01/2020	1,097	1,105
Navistar International
5.750%, 08/17/2017	1,995	2,018
Neiman Marcus, Unfunded and Unsecured Bridge Loan
0.000%, 03/11/2014 (H) (K)	4,200	—
Nelson Education Limited, Term Loan B1
2.776%, 07/05/2014	978	814
Novell
11.000%, 11/22/2018	710	697
Nuveen Investments, 2nd Lien Term Loan B
6.500%, 02/28/2019	935	927
Obsidian Natural Gas Trust
7.000%, 11/02/2015	1,121	1,121
Ocwen Financial
5.000%, 02/15/2018	419	423
One Call Medical, Cov-Lite
5.500%, 08/22/2019	2,233	2,239
Open Link Financial, Term Loan
7.750%, 10/30/2017	983	981
Oxbow Carbon & Minerals, 2nd Lien Cov-Lite
8.000%, 01/19/2020	1,250	1,275
P2ES Holdings
6.000%, 11/20/2018	14	14
P2ES Holdings, 1st Lien
6.000%, 11/20/2018	1,086	1,086
Pacific Drilling, 1st Lien Term Loan
4.500%, 05/18/2018	1,995	2,001
Panda Sherman Power, Term Loan
9.000%, 09/14/2018	1,650	1,666
Panda Temple Power, 1st Lien Term Loan B
7.250%, 04/03/2019	1,180	1,190
Panolam Industries International
7.250%, 08/23/2017	793	787
Patheon, Term Loan B
7.250%, 12/06/2018	718	722
Peabody Energy, 1st Lien Term Loan B Cov-Lite
0.000%, 09/24/2020	2,000	1,977

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Performance Food Group, 2nd Lien Term Loan Cov-Lite
6.250%, 11/07/2019	$399	$394
Pierre Foods, Term Loan, 2nd Lien
9.500%, 10/02/2017	4,000	4,055
Plato Learning
6.000%, 05/17/2018	385	386
Playpower, 2nd Lien Term Loan
7.500%, 06/30/2015	228	208
Ranpak, 2nd Lien Term Loan
8.500%, 04/10/2020	375	383
Reddy Ice, 2nd Lien Term Loan
10.750%, 11/01/2019	1,670	1,641
Rice Drilling B, 2nd Lien Term Loan
8.500%, 10/25/2018	1,858	1,862
Rite Aid, Term Loan 2nd Lien
5.750%, 07/07/2020	727	744
Royal Adhesives and Sealants, Term Loan
5.500%, 07/31/2018	1,500	1,511
Sabre Holdings
5.250%, 02/15/2019	1,915	1,913
Sears Holdings, 1st Lien Term Loan
0.000%, 06/30/2018 (H)	2,200	2,182
Sirva Worldwide, Term Loan
7.500%, 03/27/2019	1,393	1,406
Smart & Final, Cov-Lite 2nd Lien
10.500%, 11/08/2020	1,037	1,048
Sophos Public
6.500%, 05/10/2019	1,403	1,398
Standard Aero, Term Loan B2
6.250%, 10/19/2018	681	684
State Class Tankers, 1st Lien Term Loan B
6.750%, 06/20/2020	835	837
Steinway Musical Instruments, 1st Lien Term Loan
0.000%, 09/13/2019 (H)	240	241
Steinway Musical Instruments, 2nd Lien Term Loan
9.250%, 09/18/2020	420	420
Supervalu, 1st Lien Term Loan B
5.000%, 03/21/2019	5,030	5,011
Sutherland Global, 1st Lien
7.250%, 03/06/2019	340	339
Sutherland SGS
7.250%, 03/06/2019	154	153
Targus Group International, Term Loan B
12.000%, 05/24/2016	379	333

SEI Institutional Managed Trust / Annual Report / September 30, 2013	169

SCHEDULE OF INVESTMENTS

High Yield Bond Fund (Continued)

September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Texas Competitive Electric Holdings, Extending Term Loan
4.766%, 10/10/2017	$478	$322
4.685%, 10/10/2017	1,182	795
3.682%, 10/10/2014	5,263	3,550
Texas Competitive Electric Holdings, Term Loan
3.766%, 10/10/2014	2,034	1,372
The Telex Group, 1st Lien Term Loan B
6.250%, 09/22/2017	98	98
TMS International, Bridge Loan
0.000%, 08/23/2014 (H)	680	680
Toys R Us-Delaware
6.000%, 08/21/2019	2,860	2,808
Travelport, 1st Lien Unfunded
0.000%, 06/21/2018	1,000	(1)
Travelport, 2nd Lien
4.000%, 12/01/2016	1,080	1,084
Travelport, 2nd Lien Term Loan 1
9.500%, 01/31/2016	538	553
Travelport, Term Loan
6.250%, 06/26/2019	1,990	2,011
True Religion Apparel, Term Loan
5.875%, 07/30/2019	1,500	1,411
US Shipping, 1st Lien Term Loan
9.000%, 04/11/2018	800	816
Vertafore
9.750%, 10/27/2017	560	568
Wall Street Systems, 2nd Lien Term Loan Cov-Lite
9.250%, 10/25/2020	2,000	2,013
Walter Investment Managment Company, Term Loan
5.750%, 11/15/2017	2,047	2,060
Wilton Brands, 1st Lien Term Loan
7.500%, 08/30/2018	1,498	1,468

Total Loan Participations (Cost $197,168) ($ Thousands)		197,313

COLLATERALIZED DEBT OBLIGATIONS — 9.3%

Financials — 4.5%
Battalion CLO, Ser 2012-3A, Cl SUB
0.000%, 01/18/2025 (A)	2,303	2,211
Battalion CLO, Ser 2013-4A
0.000%, 10/22/2025	5,640	4,991
Rockwall CDO, Ser 2006-1A, Cl A1LB
0.765%, 08/01/2021 (A) (E)	20,459	19,027
Rockwall CDO, Ser 2006-1A, Cl A1LA
0.565%, 08/01/2021 (A) (E)	2,080	2,007

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Rockwall CDO, Ser 2007-1A, Cl A1LA
0.515%, 08/01/2024 (A) (E)	$68,184	$62,559

		90,795

Other Asset-Backed Securities — 4.8%
AMMC CDO, Ser 2011-9A, Cl SUB
0.000%, 01/15/2022 (A)	2,419	2,395
AMMC CDO, Ser 2012-10A, Cl A
0.000%, 04/11/2022 (A)	2,934	2,758
AMMC CDO, Ser 2012-11A, Cl SUB
0.000%, 10/30/2023 (A)	3,450	2,829
Bristol Bay Funding, Ser 2004-1A, Cl A2
1.265%, 02/01/2016 (A) (E)	862	845
Claris III
0.565%, 08/04/2021	6,969	6,481
Figueroa CLO, Ser 2013-1I
0.000%, 03/21/2024	18,856	18,307
Grayson CLO, Ser 2006-1A, Cl B
0.965%, 11/01/2021 (A) (E)	5,563	4,784
Great Lakes CLO, Ser 2012-1A, Cl E
5.768%, 01/15/2023 (A) (E)	2,811	2,593
0.000%, 01/15/2023 (A)	2,457	2,482
ICE EM CLO, Ser 2007-1A, Cl A2
0.996%, 08/15/2022 (A) (E)	8,297	7,571
ICE EM CLO, Ser 2007-1A, Cl A3
1.246%, 08/15/2022 (A) (E)	2,438	2,194
KKR CLO Trust, Ser 2012-1A, Cl C
4.754%, 12/15/2024 (A) (E)	2,941	2,950
KVK CLO, Ser 2012-2A, Cl SUB
0.000%, 02/10/2025 (A)	2,471	2,199
KVK CLO, Ser 2013-1A, Cl SUB
0.000%, 04/14/2025 (A)	2,695	2,479
Neuberger Berman CLO XIV, Ser 2013-14A
0.000%, 04/28/2025 (A)	2,991	2,692
Neuberger Berman CLO, Ser 2012-12A, Cl SUB
0.000%, 07/25/2023 (A)	3,580	2,882
Neuberger Berman CLO, Ser 2012-12A, Cl E
7.266%, 07/25/2023 (A) (E)	676	676
Neuberger Berman CLO, Ser 2012-13A, Cl SUB
0.000%, 01/23/2024 (A)	2,377	1,605
Newstar Trust, Ser 2007-1A, Cl A1
0.501%, 09/30/2022 (A) (E)	6,991	6,831
NXT Capital CLO, Ser 2012-1A, Cl E
7.766%, 07/20/2022 (A) (E)	2,417	2,417

170	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)
OCP CLO, Ser 2012-2A, Cl SUB
0.000%, 11/22/2023 (A)	$2,615	$2,262
Red River CLO, Ser 2006-1A, Cl C
0.985%, 07/27/2018 (A) (E)	5,456	4,910
Red River CLO, Ser 2006-1A, Cl D
1.915%, 07/27/2018 (A) (E)	2,004	1,714
Valhalla CLO, Ser 2004-1A, Cl A2
1.065%, 08/01/2016 (A) (E)	1,909	1,820
Venture CDO, Ser 2012-10A, Cl SUB
0.000%, 07/20/2022 (A)	1,819	1,692
Venture CDO, Ser 2012-11A, Cl SUB
0.000%, 11/14/2022 (A)	4,181	3,282
Venture CDO, Ser 2013-12A, Cl SUB
0.000%, 02/28/2024 (A)	2,693	2,612
Venture XIV CLO
0.000%,	2,743	2,537
0.000%,	105	1

		98,800

Total Collateralized Debt Obligations (Cost $169,658) ($ Thousands)		189,595

PREFERRED STOCK — 1.0%
Ally Financial, 7.000% (A) (E)	31,995	11,997
Aspen Insurance Holdings, 5.950% (E)	86,000	2,041
Ceva Holdings, 0.000%* (G)	1,214	1,001
Chesapeake Energy, 5.750% (A)	700	772
Dana Holding, 0.000% (A)	5,478	1,050
Intelsat, 5.750%	7,150	437
Regions Financial, 6.380%	131,800	2,973
SandRidge Energy, 7.000%	8,700	868

Total Preferred Stock (Cost $18,938) ($ Thousands)		21,139

MUNICIPAL BONDS — 0.5%
Buckeye Tobacco Settlement Financing Authority, Ser A-2, RB Callable 06/01/2017 @ 100
5.875%, 06/01/2047	245	183
Golden State Tobacco Securitization, Ser A-1, RB Callable 06/01/2017 @ 100
5.750%, 06/01/2047	2,000	1,531
New Jersey Tobacco Settlement Financing, Ser 1A, RB Callable 06/01/2017 @ 100
5.000%, 06/01/2041	7,710	5,502
4.750%, 06/01/2034	4,235	3,092

Total Municipal Bonds (Cost $10,058) ($ Thousands)		10,308

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

CONVERTIBLE BONDS — 0.2%
Equinix CV to 11.8599
4.750%, 06/15/2016	$268	$603
Liberty Media CV to 16.7764
3.750%, 02/15/2030	4,102	2,425
Liberty Media CV to 22.94686
4.000%, 11/15/2029	1,672	997
Mirant CV to 14.7167
0.000%, 06/15/2021 (B)	2,200	—
Vector Group CV to 48.8281
14.345%, 06/15/2026 (E)	373	425

Total Convertible Bonds (Cost $4,382) ($ Thousands)		4,450

COMMON STOCK — 0.2%
Aventine*	1,411	17
Ceva Holdings* (G)	561	463
Core-Mark Holding, Cl A	740	49
Dana Holding	67,046	1,532
Delta Air Lines, Cl A	2,568	61
Global Aviation, Cl A*	97,655	—
HMH Holdings Delaware Inc* (G)	35,072	1,052
Neenah Enterprises (F)	17,244	112
Quad	78	2
United Continental Holdings	35	1
VSS AHC, Cl A* (F)(G)(J)	27,106	163

Total Common Stock (Cost $4,692) ($ Thousands)		3,452

ASSET-BACKED SECURITIES — 0.0%

Other Asset-Backed Securities — 0.0%
Airplanes Pass-Through Trust, Ser 2001-1A, Cl A9
0.732%, 03/15/2019 (E)	1,117	425

Total Asset-Backed Securities (Cost $781) ($ Thousands)		425

	Number of Warrants

WARRANTS — 0.0%
Alion Science & Technology, Expires 03/15/17*	1,790	—
CUI Acquisition, Expires* (F) (G) (J)	1	90
CUI Acquisition, Expires* (F) (G) (J)	47,444	480
Medical Card Systems, Expires*	14,662	—

Total Warrants (Cost $4,033) ($ Thousands)		570

SEI Institutional Managed Trust / Annual Report / September 30, 2013	171

SCHEDULE OF INVESTMENTS

High Yield Bond Fund (Continued)

September 30, 2013

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, L.P.
0.070%**† (I)	6,082	$6

Total Affiliated Partnership (Cost $6) ($ Thousands)		6

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 7.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**†	153,385,255	$153,385

Total Cash Equivalent (Cost $153,385) ($ Thousands)		153,385

Total Investments — 101.2% (Cost $2,021,932) ($ Thousands)		$2,052,133

A list of the outstanding centrally cleared swap agreements held by the Fund at September 30, 2013, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Depreciation ($ Thousands)
JPMorgan Chase Bank	CDX.NA.HY. 21-V1 Index	BUY	5.00	12/20/18	16,840	$(12)

						$(12)

Percentages are based on a Net Assets of $2,028,204 ($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of September 30, 2013.

†	Investment in Affiliated Security (See Note 6).

‡	Real Estate Investment Trust.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Security in default on interest payments.

(C)	This security or a partial position of this security is on loan at September 30, 2013 (see Note 10). The total value of securities on loan at September 30, 2013 was $6 ($ Thousands).

(D)	Step Bonds—The rate reflected on the Schedule of Investments is the effective yield on September 30, 2013. The coupon on a step bond changes on a specified date.

(E)	Variable Rate Security—The rate reported on the Schedule of Investments is the rate in effect as of September 30, 2013. The date reported on the Schedule of Investments is the final maturity date.

(F)	Securities considered illiquid. The total value of such securities as of September 30, 2013 was $2,770 ($ Thousands) and represented 0.14% of Net Assets.

(G)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of September 30, 2013 was $7,082 ($ Thousands) and represented 0.35% of Net Assets.

(H)	Unsettled bank loan. Interest rate not available.

(I)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total value of such securities as of September 30, 2013 was $6 ($ Thousands)

(J)	Securities considered restricted. The total value of such securities as of September 30, 2013 was $2,658 ($ Thousands) and represented 0.13% of Net Assets.

(K)	Unfunded bank loan. Interest rate not available.

CDO	— Collateralized Debt Obligation

Cl	— Class

CLO	— Collateralized Loan Obligation

CV	— Convertible Security

LLC	— Limited Liability Company

L.P.	— Limited Partnership

PIK	— Payment-in-Kind

PLC	— Public Limited Company

RB	— Revenue Bond

Ser	— Series

The following is a list of the level of inputs used as of September 30, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Obligations	$—	$1,469,380	$2,110	$1,471,490
Loan Participations	—	176,588	20,725	197,313
Collateralized Debt Obligations	—	—	189,595	189,595
Preferred Stock	1,586	18,552	1,001	21,139
Municipal Bonds	—	10,308	—	10,308
Convertible Bonds	—	4,450	—	4,450
Common Stock	1,662	1,052	738	3,452
Asset-Backed Securities	—	425	—	425
Warrants	—	—	570	570
Affiliated Partnership	—	6	—	6
Cash Equivalent	153,385	—	—	153,385

Total Investments in Securities	$156,633	$1,680,761	$214,739	$2,052,133

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Depreciation	$—	$(12)	$—	$(12)

Total Other Financial Instruments	$—	$(12)	$—	$(12)

*	Swaps are valued at the unrealized depreciation on the instrument.

172	SEI Institutional Managed Trust / Annual Report / September 30, 2013

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Corporate Obligations	Loan Participations	Collateralized Debt Obligations	Preferred Stock	Common Stock	Asset-Backed Securities	Warrants	Auction Rate Preferred Securities
Beginning balance as of: October 1, 2012	$2,777	$14,574	$139,203	$—	$448	$3,435	$2,159	$1,127
Accrued discounts/premiums	32	(2)	1,762	—	—	(12)	—	—
Realized gain/(loss)	12	40	3,306	—	—	372	—	132
Change in unrealized appreciation/(depreciation)	161	(9)	14,606	(91)	(173)	(54)	(1,589)	(109)
Purchases	226	15,578	55,056	1,092	463	—	—	—
Sales	(19)	(20,916)	(24,338)	—	—	(3,741)	—	(1,150)
Transfer into Level 3	141	13,922	—	—	—	—	—	—
Transfer out of Level 3	(1,220)	(2,462)	—	—	—	—	—	—

Ending balance as of: September 30, 2013	$2,110	$20,725	$189,595	$1,001	$738	$—	$570	$—

Change in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$161	($3,795)	$12,399	$—	$(173)	$—	($1,679)	$—

(1)

Of the $214,739 ($ Thousands) in Level 3 securities as of September 30, 2013, $6,031 ($ Thousands) or 0.30% of net assets are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes.

For the year ended September 30, 2013, there have been no transfers between

Level 1 and Level 2 assets and liabilities.

For the year ended September 30, 2013, there were transfers between Level 2 and Level 3 assets and liabilities. The transfers were due to changes in the availability of observable inputs used to determine fair value.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in

Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Annual Report / September 30, 2013	173

SCHEDULE OF INVESTMENTS

Real Return Fund

September 30, 2013

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 99.8%
U.S. Treasury Inflation Protected Securities
2.625%, 07/15/2017	$14,803	$16,797
2.500%, 07/15/2016	19,808	21,857
2.375%, 01/15/2017	17,284	19,170
2.000%, 01/15/2016	20,128	21,526
1.875%, 07/15/2015	20,537	21,683
1.625%, 01/15/2015 to 01/15/2018	39,218	41,549
1.375%, 07/15/2018	15,436	16,943
0.500%, 04/15/2015	23,054	23,552
0.125%, 04/15/2016 to 04/15/2018	121,517	125,068

Total U.S. Treasury Obligations (Cost $309,937) ($ Thousands)		308,145

CASH EQUIVALENT — 0.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%*†	125,017	125

Total Cash Equivalent (Cost $125) ($ Thousands)		125

Total Investments — 99.8% (Cost $310,062) ($ Thousands)		$308,270

Percentages are based on a Net Assets of $308,821 ($ Thousands)

*	Rate shown is the 7-day effective yield as of September 30, 2013.

†	Investment in Affiliated Security (see Note 6)

Cl — Class

The following is a list of the level of inputs used as of September 30, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$308,145	$—	$308,145
Cash Equivalent	125	—	—	125

Total Investments in Securities	$125	$308,145	$—	$308,270

For the year ended September 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended September 30, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in

Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

174	SEI Institutional Managed Trust / Annual Report / September 30, 2013

SCHEDULE OF INVESTMENTS

Multi-Strategy Alternative Fund

September 30, 2013

Description	Shares	Market Value ($ Thousands)

REGISTERED INVESTMENT COMPANIES — 88.0%
AQR Diversified Arbitrage Fund, Cl I	3,198,980	$35,957
Avenue Credit Strategies, Cl I	945,176	10,491
Blackrock Global Long/Short Credit Fund, Cl I	2,988,034	31,823
Diamond Hill Long/Short Fund, Cl Y	984,432	20,949
Driehaus Active Income Fund, Cl I	4,412,863	47,173
Driehaus Select Credit Fund	2,122,292	21,287
Eaton Vance Global Macro Absolute Return Fund, Cl I	2,640,489	24,873
FPA Crescent Fund	846,738	27,189
MainStay Marketfield Fund, Cl I	2,028,414	36,552
Merger Fund	3,509,737	56,788
Robeco Boston Partners Long/Short Research Fund, Cl I	2,619,519	35,494
Wasatch Long/Short Fund	1,700,739	26,906

Total Registered Investment Companies (Cost $368,411) ($ Thousands)		375,482

COMMON STOCK — 7.5%

Consumer Discretionary — 0.5%
Dollar General*	920	52
Groupon, Cl A*	3,960	44
Harley-Davidson, Cl A	3,550	228
Home Depot	970	74
Las Vegas Sands	970	64
Lennar, Cl A	12,150	430
Michael Kors Holdings*	720	54
Norwegian Cruise Line Holdings*	4,640	143
priceline.com*	55	56
Ralph Lauren, Cl A	920	151
Ross Stores	750	55
Shutterfly*	710	40
Taylor Morrison Home, Cl A*	17,598	399
Time Warner	1,160	76
Vitamin Shoppe*	4,790	209
Walt Disney	2,110	136

		2,211

Consumer Staples — 0.1%
Beam	810	52
Church & Dwight	2,700	162
Constellation Brands, Cl A*	1,470	84
Hershey	680	63
Prestige Brands Holdings, Cl A*	4,170	126
Safeway	1,650	53

		540

Description	Shares	Market Value ($ Thousands)

Energy — 0.1%
Anadarko Petroleum, Cl A	560	$52
Cobalt International Energy*	1,220	30
Concho Resources*	490	53
EOG Resources	380	64
Halliburton	1,070	52
Lekoil, Cl CDI*	257,370	178
PetroChina ADR	380	42
Prothena*	114	2

		473

Financials — 3.0%
Affiliated Managers Group*	3,115	569
AIA Group	68,466	322
Allstate	1,540	78
Aon	6,390	476
Banco Santander Chile ADR	16,800	442
Bank of the Ozarks	6,540	314
Bryn Mawr Bank	8,890	240
Citigroup	13,010	631
Concentradora Fibra Hotelera Mexicana†	151,010	249
Countrywide*	54,212	461
Credicorp	1,300	167
Credito Real*	170,871	268
Direct Line Insurance Group	143,460	495
Discover Financial Services	7,730	391
East West Bancorp	1,400	45
Education Realty Trust, Cl A†	31,210	284
Erste Group Bank	10,302	326
Fortegra Financial	33,303	283
Heritage Oaks Bancorp*	15,010	96
Hersha Hospitality Trust, Cl A†	64,860	362
Infinity Property & Casualty	5,350	345
Intact Financial, Cl Common Subscription Receipt	7,850	472
IntercontinentalExchange*	3,350	608
Metropolitan Bank & Trust	232,013	442
Nelnet, Cl A	12,440	478
Ocwen Financial*	11,900	664
OFG Bancorp	16,700	270
OmniAmerican Bancorp, Cl A*	13,850	339
PacWest Bancorp	9,428	324
Portfolio Recovery Associates*	4,970	298
ProAssurance	14,430	650
Safeguard Scientifics*	5,180	81
Signature Bank, Cl B*	3,110	285
Simon Property Group†	2,130	316
Tetragon Financial Group	1,692	17
Validus Holdings	14,890	551

		12,639

Health Care — 2.7%
AbbVie	4,810	215
ACADIA Pharmaceuticals*	9,360	257

SEI Institutional Managed Trust / Annual Report / September 30, 2013	175

SCHEDULE OF INVESTMENTS

Multi-Strategy Alternative Fund (Continued)

September 30, 2013

Description	Shares	Market Value ($ Thousands)
Aegerion Pharmaceuticals, Cl A*	1,570	$135
Agios Pharmaceuticals*	2,660	74
Align Technology*	3,840	185
Allscripts Healthcare Solutions*	8,810	131
AstraZeneca ADR	10,150	527
AVEO Pharmaceuticals, Cl A*	17,550	36
Biogen Idec*	1,360	327
BioScrip*	13,850	122
BioTelemetry*	7,470	74
Bristol-Myers Squibb	12,970	600
Cardinal Health	6,610	345
Cerner*	7,870	414
Cooper, Cl A	610	79
Coronado Biosciences*	3,830	27
Covidien	5,130	313
Cubist Pharmaceuticals*	8,480	539
Depomed*	28,520	213
DexCom*	4,990	141
Dr Reddy’s Laboratories ADR	2,520	95
Dyax*	12,690	87
Enanta Pharmaceuticals*	1,150	26
Furiex Pharmaceuticals*	3,930	173
Geron*	23,650	79
Gilead Sciences*	660	41
ICON*	4,510	185
Impax Laboratories*	12,340	253
Insmed*	6,070	95
Intuitive Surgical*	340	128
Mazor Robotics ADR*	2,920	49
McKesson	6,040	775
Neurocrine Biosciences*	19,770	224
NPS Pharmaceuticals*	10,810	344
Omnicare	1,710	95
Pfizer	33,900	973
Premier, Cl A*	3,390	107
Receptos*	2,190	57
Regeneron Pharmaceuticals*	550	172
ResMed	3,370	178
Roche Holding ADR	9,130	616
Salix Pharmaceuticals*	1,970	132
Shire ADR	2,270	272
Swedish Orphan Biovitrum*	14,640	146
Targacept*	7,090	38
Universal Health Services, Cl B	5,060	379
ViroPharma*	10,880	428
Zimmer Holdings	4,220	347
Zoetis, Cl A	6,380	199

		11,447

Industrials — 0.4%
Ametek	1,390	64
CAI International*	21,270	495
Cummins	630	84
Eaton	3,860	266

Description	Shares	Market Value ($ Thousands)
FTI Consulting	1,200	$45
Honeywell International	860	71
Rockwell Automation	580	62
Spirit Airlines*	1,260	43
Terex*	1,270	43
Towers Watson, Cl A	3,430	367

		1,540

Information Technology — 0.6%
Apple	440	210
Avago Technologies, Cl A	2,030	88
Cardtronics*	8,580	318
Cavium*	2,290	94
Cisco Systems	2,180	51
Citrix Systems*	740	52
eBay*	2,340	131
Ellie Mae*	8,720	279
Facebook, Cl A*	1,680	84
Jabil Circuit	3,460	75
JDS Uniphase*	3,600	53
Linx	9,693	162
NXP Semiconductor*	2,610	97
Salesforce.com*	2,770	144
ServiceNow*	860	45
Skyworks Solutions*	1,780	44
Take-Two Interactive Software, Cl A*	4,280	78
TE Connectivity	1,230	64
TIBCO Software, Cl E*	6,320	162
Visa, Cl A	2,170	415
Xilinx	1,090	51
Yandex, Cl A*	860	31

		2,728

Materials — 0.1%
Eastman Chemical	670	52
Louisiana-Pacific*	9,550	168

		220

Telecommunication Services — 0.0%
SBA Communications, Cl A*	660	52

Total Common Stock (Cost $28,695) ($ Thousands)		31,850

CASH EQUIVALENT — 3.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%**††	15,186,300	15,186

Total Cash Equivalent (Cost $15,186) ($ Thousands)		15,186

Total Investments — 99.0% (Cost $412,292) ($ Thousands)		422,518

176	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT — (4.3)%

Consumer Discretionary — (0.5)%
Bed Bath & Beyond*	(420)	$(33)
Carnival	(840)	(27)
Coach	(760)	(41)
Delphi Automotive	(550)	(32)
Hasbro	(1,760)	(83)
International Game Technology	(1,510)	(29)
Kohl’s	(1,510)	(78)
Lowe’s	(1,130)	(54)
Macy’s	(720)	(31)
MDC Holdings	(12,640)	(379)
Nedbank Group	(19,080)	(388)
NVR*	(410)	(377)
Target, Cl A	(1,630)	(104)
Thomson Reuters	(8,640)	(302)
Twenty-First Century Fox	(4,170)	(140)
Under Armour, Cl A*	(1,480)	(118)

		(2,216)

Consumer Staples — (0.1)%
Clorox	(1,480)	(121)
CVS Caremark	(2,190)	(124)
Dr Pepper Snapple Group	(930)	(42)
Kraft Foods	(1,070)	(56)
Molson Coors Brewing, Cl B	(1,650)	(83)
Procter & Gamble	(900)	(68)

		(494)

Energy — (0.1)%
Apache	(1,630)	(139)
China Petroleum & Chemical ADR	(560)	(44)
Exxon Mobil	(470)	(40)
Marathon Petroleum	(640)	(41)
Ultra Petroleum*	(1,530)	(32)

		(296)

Financials — (2.0)%
American Express	(4,370)	(330)
Amlin	(49,620)	(326)
Arch Capital Group*	(8,200)	(444)
Assurant	(7,010)	(379)
Banco Santander	(39,074)	(319)
BanColombia ADR	(11,290)	(650)
Banregio Grupo Financiero	(49,610)	(281)
CBRE Group, Cl A	(16,850)	(390)
Charles Schwab	(2,030)	(43)
Cincinnati Financial	(10,245)	(483)
Cohen & Steers	(8,850)	(313)
Comerica	(7,920)	(311)
DiamondRock Hospitality†	(32,140)	(343)
First Republic Bank	(6,510)	(304)

Description	Shares	Market Value ($ Thousands)
Health Care†	(6,880)	$(429)
IBERIABANK	(8,100)	(420)
Janus Capital Group	(36,220)	(308)
Lazard, Cl A	(10,060)	(362)
Mexico Real Estate Management*†	(140,690)	(239)
National Health Investors†	(900)	(51)
OTP Bank	(16,170)	(320)
Progressive	(19,050)	(519)
RLI	(1,950)	(170)
T. Rowe Price Group	(6,470)	(465)
Ventas†	(1,290)	(79)
Zillow, Cl A*	(320)	(27)

		(8,305)

Health Care — (0.8)%
AmerisourceBergen	(1,470)	(90)
Arena Pharmaceuticals*	(24,130)	(127)
Boston Scientific*	(7,120)	(83)
Eisai	(4,180)	(170)
Eli Lilly	(800)	(40)
Express Scripts Holding*	(2,650)	(164)
HealthSouth	(3,820)	(132)
HMS Holdings*	(2,470)	(53)
Hospira*	(1,700)	(67)
Immunogen*	(5,510)	(94)
Johnson & Johnson	(1,990)	(172)
Laboratory Corp of America Holdings*	(1,760)	(174)
LifePoint Hospitals*	(4,610)	(215)
Mallinckrodt*	(1,500)	(66)
Medtronic	(3,230)	(172)
Merck KGaA	(1,080)	(169)
Neogen, Cl B*	(1,420)	(86)
Optimer Pharmaceuticals*	(29,330)	(369)
Portola Pharmaceuticals*	(3,240)	(87)
Quest Diagnostics	(2,940)	(182)
Sirona Dental Systems, Cl A*	(5,510)	(369)
Stryker	(1,770)	(120)
Vocera Communications*	(3,150)	(58)
WellPoint	(3,490)	(292)

		(3,551)

Industrials — (0.2)%
Armstrong World Industries*	(580)	(32)
Manitowoc	(1,570)	(31)
Parker Hannifin, Cl A	(1,980)	(215)
Southwest Airlines, Cl A	(10,320)	(150)
Stericycle, Cl A*	(1,490)	(172)
Textainer Group Holdings	(6,180)	(234)
TransDigm Group*	(300)	(42)

		(876)

Information Technology — (0.6)%
Angie’s List*	(1,160)	(26)
Aruba Networks*	(1,250)	(21)

SEI Institutional Managed Trust / Annual Report / September 30, 2013	177

SCHEDULE OF INVESTMENTS

Multi-Strategy Alternative Fund (Concluded)

September 30, 2013

Description	Shares/Contracts	Market Value ($ Thousands)
Bankrate*	(9,880)	$(203)
Cognizant Technology Solutions, Cl A*	(4,240)	(348)
Concur Technologies*	(750)	(83)
Electronic Arts*	(6,490)	(166)
Factset Research Systems	(4,700)	(513)
Infosys ADR	(1,570)	(75)
Marketo*	(630)	(20)
MercadoLibre	(400)	(54)
NetApp	(730)	(31)
NetSuite*	(320)	(34)
Oracle, Cl B	(4,190)	(139)
Power Integrations	(770)	(42)
Rackspace Hosting*	(600)	(32)
Red Hat*	(1,800)	(83)
Tech Data*	(2,420)	(121)
Teradata*	(480)	(27)
Texas Instruments	(4,240)	(171)
Western Union	(21,390)	(399)

		(2,588)

Materials — 0.0%
American Vanguard, Cl B	(6,370)	(171)

Total Common Stock Sold Short (Proceeds $(18,312)) ($ Thousands)		(18,497)

EXCHANGE TRADED FUNDS SOLD SHORT— -0.8%
CurrencyShares Euro Trust	(1,900)	(254)
iShares NASDAQ Biotechnology Index Fund	(3,630)	(761)
iShares Russell 2000 Growth Index Fund	(670)	(84)
Market Vectors Biotech ETF	(6,100)	(505)
Market Vectors Pharmaceutical ETF	(10,800)	(517)
Market Vectors Semiconductor ETF	(1,310)	(52)
SPDR Health Care Select ETF	(22,450)	(1,135)
SPDR S&P 500 ETF Trust	(1,240)	(209)

		(3,517)

Total Exchange Traded Funds Sold Short (Proceeds ($3,193)) ($ Thousands)		(3,517)

Total Securities Sold Short (Proceeds ($21,505)) ($ Thousands)		$(22,014)

PURCHASED OPTIONS*@ — 0.0%
HCA Holdings Call, Expires: 10/19/2013, Strike Price: $38.00	62	$1
Volcano Call, Expires: 10/19/2013, Strike Price: $20.00	23	8

Total Purchased Options (Cost $11) ($Thousands)		$9

Percentages are based on Net Assets of $426,733 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2013.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security (see Note 6).

@	For the year ended September 30, 2013, the total amount of all open purchased options, as presented in the Schedule of Investments, are representative of the volume of activity for these derivative types during the year.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

NASDAQ — National Association of Securities Dealers Automated Quotations

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipt

The following is a list of the inputs used as of September 30, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$375,482	$—	$—	$375,482
Common Stock	31,850	—	—	31,850
Cash Equivalent	15,186	—	—	15,186

Total Investments in Securities	$422,518	$—	$—	$422,518

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Securities Sold Short
Common Stock	$(18,497)	$—	$—	$(18,497)
Exchange Traded Funds	(3,517)	—	—	(3,517)
Purchased Options	9	—	—	9

Total Other Financial Instruments	$(22,005)	$—	$—	$(22,005)

For the year ended September 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended September 30, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

178	SEI Institutional Managed Trust / Annual Report / September 30, 2013

CONSOLIDATED SCHEDULE OF INVESTMENTS

Multi-Asset Accumulation Fund

September 30, 2013

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT — 12.7%

Sovereign Debt — 12.7%
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond
0.750%, 04/15/2018	EUR	329	$471
Canada Government
2.375%, 09/10/2014		1,250	1,276
0.875%, 02/14/2017		1,200	1,199
Chile Government International Bond
3.875%, 08/05/2020		250	261
Deutsche Bundesrepublik Inflation Linked Bond
1.750%, 04/15/2020	EUR	24,355	37,285
1.500%, 04/15/2016	EUR	31,721	45,358
0.100%, 04/15/2023	EUR	1,040	1,402
France Government Bond
1.100%, 07/25/2022	EUR	1,153	1,645
France Government Bond OAT
2.250%, 07/25/2020	EUR	775	1,203
1.800%, 07/25/2040	EUR	1,313	2,006
1.600%, 07/25/2015	EUR	491	699
1.300%, 07/25/2019	EUR	10,107	14,856
1.100%, 07/25/2022	EUR	7,538	10,755
0.250%, 07/25/2018	EUR	4,026	5,582
French Treasury Note
2.350%, 09/15/2035	EUR	599	705
2.100%, 07/25/2023	EUR	849	1,318
1.850%, 07/25/2027	EUR	604	912
0.450%, 07/25/2016	EUR	397	558
Italy Buoni Poliennali Del Tesoro
2.600%, 09/15/2023	EUR	645	840
2.350%, 09/15/2019	EUR	1,345	1,825
2.150%, 09/15/2014	EUR	1,054	1,456
2.100%, 09/15/2016	EUR	276	380
Province of British Columbia
2.000%, 10/23/2022		750	686
Province of Ontario Canada
2.450%, 06/29/2022		250	234
0.950%, 05/26/2015		250	252
United Kingdom GILT Inflation Linked
2.500%, 04/16/2020	GBP	1,131	2,242

Description	Face Amount (1) (Thousands)/Shares		Market Value ($ Thousands)
2.000%, 01/26/2035	GBP	910	$2,054
1.875%, 11/22/2022	GBP	15,055	29,762
1.250%, 11/22/2027 to 11/22/2055	GBP	3,558	7,408
1.125%, 11/22/2037	GBP	462	942
0.625%, 03/22/2040 to 11/22/2042	GBP	1,235	2,335
0.375%, 03/22/2062	GBP	310	586
0.125%, 03/22/2044	GBP	412	677

Total Sovereign Debt (Cost $173,897) ($ Thousands)			179,170

FOREIGN COMMON STOCK — 3.3%

Australia — 0.2%
AGL Energy		7,537	109
ALS		4,596	45
APA Group		20,222	113
Asciano		5,498	30
ASX		950	31
Aurizon Holdings		9,275	40
BHP Billiton		1,444	48
Brambles		3,731	32
Caltex Australia		2,679	46
CFS Retail Property Trust Group†		17,960	34
Coca-Cola Amatil		6,171	71
Cochlear		1,697	96
Crown		4,311	63
CSL		2,169	130
Echo Entertainment Group		14,750	38
Harvey Norman Holdings		22,915	68
Insurance Australia Group		7,664	42
Metcash, Cl A		17,072	51
Origin Energy		6,909	91
Qantas Airways*		27,446	38
Santos		5,343	75
Sonic Healthcare		6,780	103
SP AusNet		122,879	138
Tabcorp Holdings		16,759	51
Tatts Group		26,867	78
Telstra, Cl B		40,064	186
Toll Holdings		6,200	34
Treasury Wine Estates		13,243	54
Wesfarmers		1,494	58
Westfield Group†		3,250	33
Westfield Retail Trust†		8,300	23
Whitehaven Coal		28,062	53
Woodside Petroleum		1,905	68
Woolworths		3,001	98
WorleyParsons		2,800	64

			2,332

SEI Institutional Managed Trust / Annual Report / September 30, 2013	179

CONSOLIDATED SCHEDULE OF INVESTMENTS

Multi-Asset Accumulation Fund (Continued)

September 30, 2013

Description	Shares	Market Value ($ Thousands)

Austria — 0.0%
Andritz	1,380	$81
Erste Group Bank	1,116	35
OMV	2,820	139
Telekom Austria	21,023	176
Verbund	6,518	148
Vienna Insurance Group Wiener Versicherung Gruppe	974	50
Voestalpine	1,556	75

		704

Belgium — 0.1%
Ageas	983	40
Anheuser-Busch InBev	1,099	109
Belgacom	7,806	208
Colruyt	2,862	159
Delhaize Group	1,344	85
KBC Groep	675	33
Solvay	545	82
Telenet Group Holding	2,272	113
UCB, Cl A	3,467	211
Umicore	2,024	98

		1,138

Canada — 0.3%
Agnico Eagle Mines	1,067	28
Alimentation Couche Tard, Cl B	1,403	88
Atco, Cl I	3,268	142
Bank of Montreal	535	36
Bank of Nova Scotia, Cl C	668	38
Barrick Gold	1,727	32
BCE	3,420	147
Bell Aliant	4,261	106
Blackberry*	7,821	62
Bombardier, Cl B	2,867	14
CAE	5,499	60
Cameco	1,287	23
Canadian National Railway	534	54
Canadian Pacific Railway	510	63
Canadian Tire, Cl A	691	61
Canadian Utilities, Cl A	4,940	170
Catamaran*	3,742	172
CGI Group, Cl A*	5,895	207
CI Financial	1,596	48
Crescent Point Energy, Cl F	1,225	47
Dollarama	1,042	85
Empire, Cl A	1,369	99
Enerplus	2,352	39
Finning International	1,508	35
Fortis, Cl Common Subscription Receipt	5,621	171
Franco-Nevada	1,000	46
George Weston	1,379	109
Gildan Activewear	1,192	55

Description	Shares	Market Value ($ Thousands)
H&R†	636	$13
Husky Energy	1,708	49
Intact Financial, Cl Common Subscription Receipt	860	52
Loblaw	1,424	63
Magna International, Cl A	748	62
Metro, Cl A	831	52
National Bank of Canada	509	42
Open Text	2,266	170
Pengrowth Energy	7,109	42
Potash Corp of Saskatchewan	2,157	67
RioCan†	1,451	34
Rogers Communications, Cl B	1,908	82
Saputo	1,119	53
Shaw Communications, Cl B	4,071	95
Shoppers Drug Mart, Cl B	995	57
Silver Wheaton, Cl H	353	9
SNC-Lavalin Group	961	40
Teck Resources, Cl B	1,348	36
TELUS	3,640	121
Thomson Reuters, Cl B	1,875	66
Tim Hortons	1,738	101
Toronto-Dominion Bank	372	34
TransAlta	10,581	138
Turquoise Hill Resources*	6,748	30
Valeant Pharmaceuticals International*	1,731	181
Vermilion Energy	783	43

		3,969

China — 0.0%
AAC Technologies Holdings	31,269	142
Sands China	7,200	45
Yangzijiang Shipbuilding Holdings	63,108	55

		242

Denmark — 0.1%
AP Moeller - Maersk, Cl A	6	52
AP Moeller - Maersk, Cl B	7	64
Carlsberg, Cl B	863	89
Coloplast A/S, Cl B	3,476	198
Danske Bank*	2,438	53
Novo Nordisk, Cl B	833	142
Novozymes, Cl B	4,077	156
TDC	16,097	136
Tryg	1,050	97
William Demant Holding*	1,463	135

		1,122

Finland — 0.1%
Elisa	5,193	124
Fortum	7,714	174
Kesko, Cl B	3,330	100
Kone, Cl B	772	69

180	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Description	Shares	Market Value ($ Thousands)
Metso	1,380	$54
Neste Oil	5,640	125
Nokia	29,461	194
Nokian Renkaat	1,678	85
Orion, Cl B	8,268	208
Pohjola Bank, Cl A	1,100	18
Sampo, Cl A	1,991	86
Stora Enso, Cl R	8,191	70
UPM-Kymmene, Cl V	4,939	68
Wartsila OYJ Abp	1,289	58

		1,433

France — 0.2%
Accor	875	37
Aeroports de Paris, Cl A	373	39
Air Liquide	611	85
ArcelorMittal	4,854	67
Arkema	601	67
AtoS	855	67
Bureau Veritas	900	28
Capital Gemini	1,281	76
Carrefour	1,886	65
Casino Guichard Perrachon	507	52
Christian Dior, Cl B	255	50
Cie Generale de Geophysique - Veritas*	2,713	62
Cie Generale d’Optique Essilor International	1,564	168
CNP Assurances	1,903	34
Danone	624	47
Dassault Systemes	711	95
Electricite de France	4,008	127
Eutelsat Communications	168	5
Fonciere Des Regions†	434	36
GDF Suez	2,949	74
Groupe Eurotunnel	4,624	42
ICADE†	347	32
Iliad	495	115
Klepierre†	731	32
L’Oreal	335	58
LVMH Moet Hennessy Louis Vuitton	241	48
Orange	10,929	137
Pernod-Ricard	333	41
Remy Cointreau	588	63
Renault	429	34
Sanofi	1,412	143
Schneider Electric	577	49
SCOR	357	12
Technip	781	92
Thales, Cl A	738	41
Total	1,483	86
Unibail-Rodamco†	139	34
Veolia Environnement	5,498	94
Vinci	1,013	59

Description	Shares	Market Value ($ Thousands)
Vivendi	3,157	$73
Wendel	279	38

		2,604

Germany — 0.2%
Allianz	347	55
Bayer	703	83
Beiersdorf	629	56
Brenntag	242	40
Celesio	2,792	63
Continental	286	48
Deutsche Bank	542	25
Deutsche Boerse	557	42
Deutsche Lufthansa	3,528	69
Deutsche Telekom	11,595	168
E.ON	5,099	91
Fraport Frankfurt Airport Services Worldwide	761	54
Fresenius Medical Care	1,513	98
Hannover Rueckversicherung	619	45
Henkel & KGaA	793	70
Infineon Technologies	9,810	98
Kabel Deutschland Holding	650	83
LANXESS	600	39
Linde	210	41
MAN	398	48
Merck KGaA	517	81
Metro	1,246	50
Muenchener Rueckversicherungs	274	54
OSRAM Licht*	641	30
RWE	3,914	133
SAP	1,462	108
Siemens	424	51
Suedzucker	2,511	74
Telefonica Deutschland Holding	14,068	111
ThyssenKrupp	1,832	44
United Internet	4,008	152
Volkswagen	135	31

		2,235

Greece — 0.0%
Coca-Cola HBC	1,128	34
Hellenic Telecommunications Organization	6,173	64
OPAP	7,063	79

		177

Hong Kong — 0.2%
AIA Group	5,800	27
ASM Pacific Technology	11,600	118
Cathay Pacific Airways	27,000	53
Cheung Kong Infrastructure Holdings	44,438	308
CLP Holdings, Cl B	51,000	415

SEI Institutional Managed Trust / Annual Report / September 30, 2013	181

CONSOLIDATED SCHEDULE OF INVESTMENTS

Multi-Asset Accumulation Fund (Continued)

September 30, 2013

Description	Shares	Market Value ($ Thousands)
Genting Singapore	45,000	$51
HKT Trust	111,920	105
Hong Kong & China Gas	79,200	191
Hopewell Holdings	16,500	55
Hopewell Hong Kong Properties*	660	—
Hutchison Whampoa	5,000	60
Kerry Properties	13,000	55
Li & Fung	44,000	64
Link†	16,500	81
MGM China Holdings	10,400	35
MTR	13,000	52
NWS Holdings	19,000	30
Orient Overseas International	8,000	47
PCCW	396,000	175
Power Assets Holdings	43,102	386
Shangri-La Asia	16,000	26
SJM Holdings	12,000	34
Swire Pacific, Cl A	4,000	48
Yue Yuen Industrial Holdings	13,000	36

		2,452

Ireland — 0.1%
Accenture, Cl A	975	72
Bank of Ireland*	212,075	60
Covidien	1,548	94
CRH	4,534	108
Eaton	755	52
Elan*	10,829	169
Ingersoll-Rand	651	42
Kerry Group, Cl A	3,404	207
Ryanair Holdings*	2,980	148
Seagate Technology	1,313	58

		1,010

Israel — 0.1%
Bank Hapoalim*	9,043	46
Bank Leumi Le-Israel*	20,570	76
Bezeq The Israeli Telecommunication	106,620	196
Delek Group	450	147
Israel*	261	138
Israel Chemicals	12,621	106
Mizrahi Tefahot Bank	6,105	67
NICE Systems	6,805	280
Teva Pharmaceutical Industries	6,374	240

		1,296

Italy — 0.1%
Assicurazioni Generali	2,134	43
Atlantia	3,095	63
CNH Industrial*	4,168	53
Enel	19,926	76
Enel Green Power	26,232	56
Eni	3,019	69
Finmeccanica	7,633	46

Description	Shares	Market Value ($ Thousands)
Luxottica Group	1,251	$66
Pirelli & C.	3,530	46
Prysmian	1,992	49
Saipem	2,096	46
Snam Rete Gas	25,202	128
Telecom Italia	224,157	166
Tenaris	2,393	56
Terna Rete Elettrica Nazionale	28,255	128

		1,091

Japan — 0.6%
ABC-Mart, Cl H	1,300	64
Acom*	7,800	29
Aeon, Cl H	2,700	37
Air Water	2,000	30
Ajinomoto	6,000	79
Alfresa Holdings	1,300	67
ANA Holdings	20,000	44
Asahi Group Holdings	1,900	50
Asahi Kasei	4,000	30
Astellas Pharma	1,000	51
Bank of Kyoto	3,000	26
Bank of Yokohama	4,000	23
Benesse, Cl A	1,200	44
Bridgestone	800	29
Calbee	2,800	81
Central Japan Railway	400	51
Chiba Bank, Cl B	3,000	22
Chubu Electric Power	7,600	104
Chugai Pharmaceutical	2,500	51
Chugoku Bank	4,000	56
Chugoku Electric Power	8,300	132
Coca-Cola West	2,500	50
Cosmo Oil	62,000	116
Daicel	3,000	27
Daiichi Sankyo	3,000	54
Dainippon Sumitomo Pharma	2,300	31
Daito Trust Construction	200	20
Daiwa House Industry	1,000	19
Daiwa Securities Group	5,000	45
Dentsu	700	27
East Japan Railway	400	34
Eisai	1,000	41
Electric Power Development	4,200	137
FamilyMart, Cl H	2,300	99
FUJIFILM Holdings	400	10
Fukuoka Financial Group	5,000	23
Hachijuni Bank	5,000	31
Hakuhodo DY Holdings	4,900	36
Hankyu Hanshin Holdings	7,000	39
Hirose Electric	200	31
Hisamitsu Pharmaceutical	1,500	84
Hitachi Chemical	839	14
Hitachi Metals	2,000	25

182	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Description	Shares	Market Value ($ Thousands)
Hokkaido Electric Power	6,700	$90
Hokuriku Electric Power	5,900	86
Idemitsu Kosan	900	78
Inpex	5,200	61
Isetan Mitsukoshi Holdings	1,300	19
Itochu Techno-Solutions	2,300	82
Iyo Bank	6,000	63
J Front Retailing	3,000	25
Japan Petroleum Exploration	1,400	60
Japan Prime Realty Investment, Cl A†	6	21
Japan Real Estate Investment†	3	35
Japan Retail Fund Investment, Cl A†	11	23
Japan Tobacco	1,200	43
Joyo Bank	8,000	43
JX Holdings	13,100	68
Kamigumi	3,000	25
Kaneka	4,000	26
Kansai Electric Power	6,200	80
Kansai Paint	3,000	40
Kao	1,500	47
KDDI	3,200	164
Keikyu	10,000	95
Keio	4,000	29
Keyence	100	38
Kikkoman	2,000	37
Kinden	3,000	32
Kintetsu	15,000	56
Kirin Holdings	3,000	44
Konami	456	11
Kuraray	2,000	24
Kyocera	400	21
Kyushu Electric Power	5,100	73
Lawson	1,400	110
LIXIL Group	800	16
M3	39	108
Maruichi Steel Tube	1,300	32
McDonald’s Holdings Japan	5,100	141
Medipal Holdings	3,200	39
MEIJI Holdings	1,500	82
Miraca Holdings	1,800	80
Mitsubishi Chemical Holdings, Cl B	5,000	23
Mitsubishi Motors*	2,000	22
Mitsubishi Tanabe Pharma	3,800	53
Mitsui Chemicals	9,000	25
Murata Manufacturing	500	38
NEC	12,000	28
Nintendo	200	23
Nippon Building Fund†	2	25
Nippon Electric Glass	4,000	21
Nippon Express	5,000	25
Nippon Steel & Sumitomo Metal	9,555	32
Nippon Telegraph & Telephone	3,700	192
Nishi-Nippon City Bank	8,000	22
Nisshin Seifun Group	3,850	39

Description	Shares	Market Value ($ Thousands)
Nissin Food Products	1,900	$78
Nitori	800	73
Nomura Research Institute	1,800	62
NTT Data	800	27
NTT DOCOMO	14,300	232
Odakyu Electric Railway	3,000	30
Oji Holdings	10,000	47
Olympus	2,300	70
Ono Pharmaceutical	1,000	62
Oracle Japan	1,300	48
Oriental Land	1,000	165
Osaka Gas	40,000	171
Otsuka	400	51
Otsuka Holdings	1,800	52
Resona Holdings	7,800	40
Rinnai	700	52
Rohm	800	33
Sankyo	1,100	54
Santen Pharmaceutical	1,400	68
Sega Sammy Holdings	900	26
Sekisui Chemical	3,000	30
Sekisui House	2,000	27
Seven & I Holdings	1,400	51
Seven Bank	11,800	39
Shikoku Electric Power	6,500	110
Shimadzu	4,000	38
Shimamura	500	50
Shimizu	6,000	30
Shin-Etsu Chemical, Cl A	400	24
Shiseido	3,100	56
Showa Denko	23,000	31
Showa Shell Sekiyu	10,700	120
Softbank	1,600	111
Sumitomo	1,400	19
Suruga Bank	2,000	34
Suzuken	1,900	63
Sysmex	1,000	64
Taiyo Nippon Sanso	4,000	27
Takeda Pharmaceutical	900	43
Teijin	10,000	23
Terumo	400	20
Tobu Railway	7,000	37
Toho	1,600	33
Toho Gas	59,063	309
Tohoku Electric Power	6,400	79
Tokyo Electric Power	8,200	51
Tokyo Gas	40,000	219
Tokyu	4,000	28
TonenGeneral Sekiyu	37,000	342
Toray Industries	4,000	26
TOTO	2,000	28
Toyo Seikan Group Holdings	1,900	37
Toyo Suisan Kaisha	2,000	59
Toyota Industries	700	30

SEI Institutional Managed Trust / Annual Report / September 30, 2013	183

CONSOLIDATED SCHEDULE OF INVESTMENTS

Multi-Asset Accumulation Fund (Continued)

September 30, 2013

Description	Shares	Market Value ($ Thousands)
Toyota Motor	500	$32
Tsumura	1,600	47
Ube Industries	17,000	32
Unicharm	1,500	87
USS	2,700	39
West Japan Railway	700	30
Yahoo Japan	12,400	70
Yakult Honsha	1,000	50
Yamaguchi Financial Group	3,000	30
Yamato Holdings	1,400	32
Yamato Kogyo	600	22
Yamazaki Baking	14,000	151

		9,259

Netherlands — 0.1%
Aegon	4,287	32
Akzo Nobel	1,034	68
ASML Holding NV	1,653	163
Corio†	1,083	47
Delta Lloyd	2,203	47
Fugro	1,579	96
Gemalto	1,917	206
Heineken	867	61
ING Groep*	2,732	31
Koninklijke Ahold	4,613	80
Koninklijke DSM	1,235	93
LyondellBasell Industries, Cl A	2,407	177
QIAGEN*	3,735	81
Reed Elsevier	7,150	144
Royal KPN	48,403	154
STMicroelectronics	7,564	70
TNT Express NV	3,349	31
Unilever	2,163	84
Wolters Kluwer	4,314	111
Ziggo NV	2,791	113

		1,889

New Zealand — 0.1%
Auckland International Airport	55,944	155
Contact Energy*	55,790	251
Fletcher Building	17,849	141
Sky City Entertainment Group	30,711	103
Telecom Corp of New Zealand	99,640	193

		843

Norway — 0.0%
Aker Solutions	3,228	45
DNB, Cl A	4,057	62
Gjensidige Forsikring	3,894	59
Norsk Hydro	19,704	82
Orkla	10,965	80
Seadrill	1,310	59
Statoil	2,091	47

Description	Shares	Market Value ($ Thousands)
Subsea 7	2,038	$42
Telenor	4,097	94
Yara International	2,094	86

		656

Panama — 0.0%
Carnival	1,100	36

Portugal — 0.0%
Banco Espirito Santo	50,830	54
EDP - Energias de Portugal	46,145	169
Galp Energia SGPS	6,993	116
Jeronimo Martins SGPS	5,196	107
Portugal Telecom SGPS	30,665	138

		584

Singapore — 0.1%
CapitaLand	16,000	39
CapitaMalls Asia	23,000	36
DBS Group Holdings	3,000	39
Global Logistic Properties	17,000	39
Golden Agri-Resources	212,000	88
Hutchison Port Holdings, Cl U	59,000	46
Jardine Cycle & Carriage	3,000	91
Keppel	7,000	58
Keppel Land	18,000	51
Olam International	72,000	88
Oversea-Chinese Banking	4,000	33
SembCorp Marine	14,000	51
Singapore Press Holdings	45,000	147
Singapore Telecommunications	40,000	119
StarHub	52,000	178
United Overseas Bank	2,000	33

		1,136

Spain — 0.1%
Abertis Infraestructuras	3,168	62
Acciona	1,009	57
Amadeus IT Holding, Cl A	6,898	245
Distribuidora Internacional de Alimentacion	15,138	131
Enagas	2,650	65
Gas Natural SDG	3,251	68
Grifols	4,255	175
Iberdrola	11,015	64
Inditex	917	141
International Consolidated Airlines Group*	7,033	38
Red Electrica, Cl B	1,399	80
Repsol, Cl A	5,486	136
Telefonica	7,193	112
Zardoya Otis	3,490	57

		1,431

184	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Description	Shares	Market Value ($ Thousands)

Sweden — 0.1%
Atlas Copco, Cl A	1,818	$53
Atlas Copco, Cl B	1,891	50
Boliden	6,103	91
Elekta, Cl B	8,720	140
Getinge, Cl B	3,536	127
Hennes & Mauritz, Cl B	1,697	74
Hexagon, Cl B	2,948	89
Husqvarna, Cl B	10,117	66
Industrivarden, Cl C	2,237	41
Investment Kinnevik, Cl B	1,565	54
Lundin Petroleum*	5,644	122
Millicom International Cellular	574	51
Nordea Bank	3,377	41
Ratos, Cl B	4,826	45
Skandinaviska Enskilda Banken, Cl A	2,527	27
Svenska Cellulosa, Cl B	2,836	71
Swedbank, Cl A	2,347	54
Swedish Match	2,237	79
Tele2, Cl B	5,367	69
Telefonaktiebolaget LM Ericsson, Cl B	11,415	152
TeliaSonera	16,045	123
Volvo, Cl B	2,403	36

		1,655

Switzerland — 0.2%
ABB	2,216	52
ACE	744	70
Actelion*	1,453	103
Adecco	787	56
Aryzta	892	60
Baloise Holding	537	59
Barry Callebaut	52	52
Cie Financiere Richemont	680	68
EMS-Chemie Holding	226	80
Givaudan	59	86
Holcim	803	60
Kuehne & Nagel International	331	43
Lindt & Spruengli	17	113
Lonza Group	1,119	92
Nestle	1,249	87
Noble	2,036	77
Novartis	1,376	106
Partners Group Holding	160	39
Pentair	964	63
Roche Holding	431	116
Schindler Holding	307	45
SGS, Cl B	17	41
Sika	28	82
Sonova Holding	687	85
Swatch Group	806	91
Swatch Group, Cl B	139	89
Swiss Life Holding*	52	10

Description	Shares	Market Value ($ Thousands)
Swisscom	463	$222
Syngenta	167	68
TE Connectivity	1,250	65
Transocean	1,794	80
Tyco International	2,113	74

		2,434

United Kingdom — 0.3%
AMEC	4,533	79
Anglo American	1,410	35
Antofagasta	4,282	57
Aon	1,040	77
ARM Holdings	16,396	262
Associated British Foods	1,929	58
AstraZeneca	2,421	126
BG Group	4,346	83
BHP Billiton	1,565	46
BP	9,694	68
British American Tobacco	862	46
British Sky Broadcasting Group	2,333	33
BT Group, Cl A	22,256	124
Bunzl	1,394	30
Burberry Group	1,376	36
Capita	2,265	37
Centrica	21,436	129
Compass Group	2,787	39
Croda International	1,447	62
Diageo	1,208	38
Ensco, Cl A	1,382	74
G4S	5,689	23
GlaxoSmithKline	5,929	150
IMI	1,799	42
Imperial Tobacco Group	919	34
Inmarsat	11,267	129
InterContinental Hotels Group	1,657	48
Intertek Group	544	29
J Sainsbury	7,007	44
Johnson Matthey	1,033	47
Marks & Spencer Group	4,422	35
National Grid	10,422	123
Next, Cl A	560	47
Pearson	1,667	34
Petrofac	2,796	64
Reckitt Benckiser Group	1,075	79
Reed Elsevier	3,034	41
Resolution	5,557	29
Rowan, Cl A*	2,081	76
Royal Dutch Shell, Cl A	1,470	49
Royal Dutch Shell, Cl B	1,430	49
SABMiller	864	44
Sage Group	42,310	226
Serco Group	3,002	27
Severn Trent	5,554	159
Shire	3,969	159

SEI Institutional Managed Trust / Annual Report / September 30, 2013	185

CONSOLIDATED SCHEDULE OF INVESTMENTS

Multi-Asset Accumulation Fund (Continued)

September 30, 2013

Description	Shares	Market Value ($ Thousands)
Smith & Nephew	12,212	$152
Smiths Group	1,958	44
SSE	4,666	111
Tesco	5,643	33
Travis Perkins	1,784	48
TUI Travel	8,063	48
Tullow Oil	3,090	51
Unilever	1,003	40
United Utilities Group, Cl B	13,136	147
Vedanta Resources	1,769	31
Vodafone Group	34,449	121
WM Morrison Supermarkets	17,806	81
WPP	2,771	57

		4,290

Total Foreign Common Stock (Cost $39,195) ($ Thousands)		46,018

COMMON STOCK — 3.2%

Consumer Discretionary — 0.3%
Abercrombie & Fitch, Cl A	616	22
Amazon.com, Cl A	210	66
Autonation*	925	48
Autozone*	115	49
Bed Bath & Beyond*	871	67
Best Buy	1,721	65
BorgWarner	491	50
Cablevision Systems, Cl A	2,692	45
CarMax*	974	47
Chipotle Mexican Grill, Cl A*	131	56
Coach	821	45
Comcast, Cl A	1,101	50
Darden Restaurants	1,212	56
Delphi Automotive	1,026	60
DIRECTV*	748	45
Discovery Communications, Cl A*	611	52
Dollar General*	504	28
Dollar Tree*	1,222	70
DR Horton	2,237	44
Expedia	660	34
Family Dollar Stores	827	60
Ford Motor	2,814	48
Fossil Group*	286	33
GameStop, Cl A	1,141	57
Gannett	1,572	42
Gap	1,346	54
Garmin	1,579	71
Genuine Parts	563	46
Goodyear Tire & Rubber	1,413	32
H&R Block	1,409	38
Harley-Davidson, Cl A	750	48
Harman International Industries, Cl A	580	38
Hasbro	950	45
Home Depot	660	50

Description	Shares	Market Value ($ Thousands)
International Game Technology	1,882	$36
J.C. Penney*	1,950	17
Johnson Controls	1,192	49
Kohl’s	1,084	56
L Brands	1,100	67
Leggett & Platt	1,194	36
Lennar, Cl A	590	21
Lowe’s	1,189	57
Macy’s	680	29
Marriott International, Cl A	1,390	59
Mattel	979	41
McDonald’s	711	68
NetFlix*	63	19
Newell Rubbermaid, Cl B	1,797	49
News*	3,347	54
Nike, Cl B	721	52
Nordstrom	882	50
Omnicom Group	1,019	65
O’Reilly Automotive*	451	58
priceline.com*	63	64
PulteGroup	1,493	25
Ralph Lauren, Cl A	318	52
Ross Stores	730	53
Scripps Networks Interactive, Cl A	899	70
Snap-on	540	54
Staples	3,156	46
Starbucks	728	56
Target, Cl A	839	54
Tiffany	538	41
Time Warner	1,132	74
Time Warner Cable, Cl A	381	42
TJX	1,183	67
TripAdvisor	637	48
Twenty-First Century Fox	1,390	46
Urban Outfitters*	1,312	48
VF	223	45
Viacom, Cl B	751	63
Walt Disney	583	38
Washington Post, Cl B	90	55
Whirlpool	206	30
Wyndham Worldwide	853	52
Wynn Resorts	287	45
Yum! Brands	892	64

		3,776

Consumer Staples — 0.4%
Altria Group	3,188	109
Archer-Daniels-Midland	4,069	150
Avon Products	5,745	118
Beam	1,964	127
Brown-Forman, Cl B	1,540	105
Campbell Soup	4,159	169
Clorox	2,680	219
Coca-Cola	3,925	149

186	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Description	Shares	Market Value ($ Thousands)
Coca-Cola Enterprises	3,533	$142
Colgate-Palmolive	2,381	141
ConAgra Foods	4,444	135
Constellation Brands, Cl A*	1,604	92
Costco Wholesale	969	111
CVS Caremark	2,373	135
Dr Pepper Snapple Group	3,659	164
Estee Lauder, Cl A	2,003	140
General Mills, Cl A	3,438	165
Hershey	1,843	171
Hormel Foods	4,156	175
JM Smucker	1,476	155
Kellogg	2,374	139
Kimberly-Clark	1,728	163
Kraft Foods	3,022	158
Kroger	3,477	140
Lorillard	3,205	144
McCormick	2,421	157
Mead Johnson Nutrition, Cl A	3,034	225
Molson Coors Brewing, Cl B	2,464	124
Monster Beverage*	2,798	146
PepsiCo	1,678	133
Philip Morris International	1,529	132
Procter & Gamble	2,259	171
Reynolds American	3,768	184
Safeway	3,655	117
SYSCO, Cl A	5,912	188
Tyson Foods, Cl A	5,020	142
Walgreen	2,873	155
Wal-Mart Stores	1,615	119
Whole Foods Market	2,665	156
Wilmar International	25,000	63

		5,828

Energy — 0.2%
Anadarko Petroleum, Cl A	913	85
Apache	962	82
Baker Hughes	1,842	90
Cabot Oil & Gas	2,202	82
Cameron International*	1,419	83
Chesapeake Energy	2,877	74
Chevron	824	100
ConocoPhillips	1,874	130
Consol Energy	2,205	74
Denbury Resources*	4,420	81
Devon Energy	1,312	76
Diamond Offshore Drilling	1,277	80
EOG Resources	554	94
EQT	1,153	102
Exxon Mobil	1,312	113
FMC Technologies*	1,398	78
Halliburton	643	31
Helmerich & Payne	1,122	77
Hess	1,139	88

Description	Shares	Market Value ($ Thousands)
Kinder Morgan	2,406	$86
Marathon Oil	2,383	83
Marathon Petroleum	1,088	70
Murphy Oil	1,363	82
Nabors Industries	3,968	64
National Oilwell Varco, Cl A	979	76
Newfield Exploration*	2,882	79
Noble Energy	1,386	93
Occidental Petroleum	1,154	108
Peabody Energy	2,929	51
Phillips 66	1,589	92
Pioneer Natural Resources	370	70
QEP Resources	3,090	86
Range Resources	995	75
Schlumberger, Cl A	1,258	111
Southwestern Energy, Cl A*	2,367	86
Spectra Energy	3,735	128
Tesoro	1,406	62
Valero Energy	2,379	81
Williams	3,163	115
WPX Energy	4,116	79

		3,397

Financials — 0.2%
Admiral Group	999	20
Aflac	669	41
Allstate	963	49
American Express	700	53
American International Group	833	40
American Tower, Cl A†	1,028	76
Ameriprise Financial	614	56
Apartment Investment & Management, Cl A†	1,239	35
Assurant	976	53
AvalonBay Communities†	370	47
BB&T	1,475	50
Berkshire Hathaway, Cl B*	465	53
BlackRock	138	37
Boston Properties†	488	52
Capital One Financial	700	48
CBRE Group, Cl A*	1,563	36
Charles Schwab	2,369	50
Chubb	727	65
Cincinnati Financial	1,477	70
Citigroup	379	18
CME Group	580	43
Comerica	1,055	42
Discover Financial Services	1,159	59
E*Trade Financial*	2,270	37
Equity Residential†	941	51
Fifth Third Bancorp	1,854	34
Franklin Resources	783	40
Goldman Sachs Group	268	42
Hartford Financial Services Group	1,315	41

SEI Institutional Managed Trust / Annual Report / September 30, 2013	187

CONSOLIDATED SCHEDULE OF INVESTMENTS

Multi-Asset Accumulation Fund (Continued)

September 30, 2013

Description	Shares	Market Value ($ Thousands)
HCP†	1,029	$42
Health Care†	867	54
Host Hotels & Resorts†	3,192	56
Hudson City Bancorp, Cl A	4,255	38
Huntington Bancshares	5,352	44
IntercontinentalExchange*	270	49
Invesco	1,179	38
KeyCorp	3,605	41
Kimco Realty†	2,593	52
Legg Mason	1,384	46
Leucadia National	1,306	35
Loews	1,087	51
M&T Bank	449	50
Macerich†	698	39
Marsh & McLennan	1,756	76
McGraw-Hill	1,029	67
Moody’s	673	47
Morgan Stanley	1,399	38
NASDAQ OMX Group, Cl A	1,585	51
Northern Trust	820	45
NYSE Euronext	1,326	56
People’s United Financial	3,326	48
Plum Creek Timber†	1,119	53
PNC Financial Services Group	592	43
Principal Financial Group, Cl A	684	29
Progressive	2,974	81
ProLogis†	1,289	49
Prudential Financial	471	37
Public Storage†	340	55
Regions Financial	2,939	27
Simon Property Group†	325	48
SLM	2,108	52
State Street	770	51
SunTrust Banks	1,338	43
T. Rowe Price Group	572	41
Torchmark, Cl A	643	47
Travelers	849	72
US Bancorp	1,531	56
Ventas†	761	47
Vornado Realty Trust†	658	55
Wells Fargo	1,097	45
Weyerhaeuser†	1,863	53
XL Group, Cl A	1,587	49
Zions Bancorporation	1,284	35

		3,469

Health Care — 0.4%
Abbott Laboratories	3,250	108
AbbVie	1,774	79
Actavis*	632	91
Aetna, Cl A	1,342	86
Agilent Technologies	1,375	70
Alexion Pharmaceuticals*	1,062	123
Allergan	1,152	104

Description	Shares	Market Value ($ Thousands)
AmerisourceBergen	1,216	$74
Amgen, Cl A	1,015	114
Baxter International	1,413	93
Becton Dickinson	1,001	100
Biogen Idec	453	109
Boston Scientific*	6,344	75
Bristol-Myers Squibb	2,520	116
C.R. Bard	1,009	116
Cardinal Health	1,831	95
CareFusion*	1,711	63
Celgene, Cl A*	658	101
Cerner*	2,136	112
Cigna	820	63
DaVita HealthCare Partners*	1,274	73
Dentsply International	1,986	86
Edwards Lifesciences, Cl A*	1,467	102
Eli Lilly	2,348	118
Express Scripts Holding*	1,303	81
Forest Laboratories, Cl A*	2,358	101
Fresenius	614	76
Gilead Sciences*	1,324	83
Hospira*	2,090	82
Humana	710	66
Intuitive Surgical*	186	70
Johnson & Johnson	1,072	93
Laboratory Corp of America Holdings*	954	95
Life Technologies*	1,059	79
McKesson	595	76
Medtronic	1,811	96
Merck	2,621	125
Mondelez International, Cl A	5,619	177
Mylan*	2,116	81
Patterson	2,743	110
PerkinElmer	1,796	68
Perrigo	655	81
Pfizer	4,762	137
Quest Diagnostics	1,743	108
Ramsay Health Care	3,903	132
Regeneron Pharmaceuticals*	331	104
St. Jude Medical	1,964	105
Stryker	1,505	102
Tenet Healthcare*	910	37
Thermo Fisher Scientific	511	47
UnitedHealth Group	1,115	80
Varian Medical Systems*	1,374	103
Waters*	930	99
WellPoint	1,014	85
Zimmer Holdings	1,217	100
Zoetis, Cl A	1,650	51

		5,201

Industrials — 0.3%
3M	528	63
ADT, Cl A	1,823	74

188	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Description	Shares	Market Value ($ Thousands)
Avery Dennison	2,568	$112
Boeing	707	83
C.H. Robinson Worldwide	1,277	76
Caterpillar, Cl A	615	51
Cintas	1,538	79
CSX	2,876	74
Cummins	374	50
Danaher, Cl A	910	63
Deere	725	59
Dover	786	71
Dun & Bradstreet	676	70
Emerson Electric	1,127	73
Equifax	1,030	61
Expeditors International of Washington	1,894	84
Fastenal, Cl A	1,456	73
FedEx	744	85
Flowserve	801	50
Fluor	896	64
General Dynamics	849	74
General Electric	2,213	53
Honeywell International	801	67
Illinois Tool Works	945	72
Jacobs Engineering Group*	1,059	62
Joy Global	916	47
Kansas City Southern	131	14
Koninklijke Vopak	2,252	129
L-3 Communications Holdings	643	61
Leidos Holdings*	1,290	59
Lockheed Martin	749	96
Masco	888	19
Norfolk Southern	909	70
Northrop Grumman	759	72
PACCAR	1,085	60
Pall	857	66
Parker Hannifin, Cl A	653	71
Pitney Bowes	7,020	128
Precision Castparts	310	70
Quanta Services*	2,414	66
Raytheon	853	66
Republic Services	2,778	93
Robert Half International	2,824	110
Rockwell Automation	815	87
Rockwell Collins	1,049	71
Roper Industries	388	52
Ryder System	976	58
Southwest Airlines, Cl A	4,540	66
Stanley Black & Decker	854	77
Stericycle, Cl A*	907	105
Textron	1,911	53
Transurban Group	5,588	36
Union Pacific	428	67
United Parcel Service, Cl B	682	62
United Technologies	672	72
Waste Management	2,460	101

Description	Shares	Market Value ($ Thousands)
WW Grainger	266	$70
Xylem	1,841	51

		4,068

Information Technology — 0.3%
Adobe Systems*	1,333	69
Advanced Micro Devices*	8,007	30
Akamai Technologies*	925	48
Altera	1,450	54
Amphenol, Cl A	610	47
Analog Devices	1,415	67
Apple	164	78
Applied Materials	3,455	61
Autodesk, Cl A*	1,679	69
Automatic Data Processing	894	65
Broadcom, Cl A	1,628	42
CA	2,697	80
Cisco Systems	2,297	54
Citrix Systems*	761	54
Cognizant Technology Solutions, Cl A*	730	60
Computer Sciences	1,176	61
Computershare	25,553	237
Corning, Cl B	3,400	50
Dell	5,156	71
eBay*	1,313	73
Electronic Arts*	1,687	43
EMC	2,540	65
F5 Networks, Cl A*	643	55
Fidelity National Information Services, Cl B	1,370	63
First Solar*	548	22
Fiserv, Cl A*	610	62
Flir Systems	1,587	50
Google, Cl A*	67	59
Harris	1,195	71
Hewlett-Packard	2,741	57
Intel	2,316	53
International Business Machines	351	65
Intuit	1,158	77
Iron Mountain	2,432	66
Jabil Circuit	2,109	46
JDS Uniphase*	3,732	55
Juniper Networks*	2,336	46
KLA-Tencor	1,029	63
Lam Research*	616	32
Linear Technology	1,618	64
LSI Logic	7,191	56
Mastercard, Cl A	108	73
Microchip Technology	1,617	65
Micron Technology*	1,195	21
Microsoft	2,162	72
Molex	1,451	56
Motorola Solutions	1,017	60
NetApp	1,304	56

SEI Institutional Managed Trust / Annual Report / September 30, 2013	189

CONSOLIDATED SCHEDULE OF INVESTMENTS

Multi-Asset Accumulation Fund (Continued)

September 30, 2013

Description	Shares	Market Value ($ Thousands)
Nvidia	2,723	$42
Oracle, Cl B	2,124	71
Paychex	2,240	91
Qualcomm	1,313	89
Red Hat*	1,136	52
Salesforce.com*	1,084	56
SanDisk	768	46
Science Applications International*	737	25
Symantec, Cl A	2,306	57
Teradata*	1,297	72
Teradyne*	3,211	53
Texas Instruments	1,935	78
Total System Services	2,623	77
VeriSign*	1,285	65
Visa, Cl A	345	66
Western Digital	788	50
Western Union	3,461	64
Xerox	5,181	53
Xilinx	1,139	53
Yahoo!*	1,891	63

		4,166

Materials — 0.2%
Air Products & Chemicals	1,352	144
Airgas	1,173	125
Alcoa	7,387	60
Allegheny Technologies	2,842	87
Ball	2,359	106
Bemis	2,664	104
CF Industries Holdings	537	113
Cliffs Natural Resources	2,673	55
Dow Chemical, Cl A	1,634	63
E.I. Du Pont de Nemours	1,080	63
Eastman Chemical	672	52
Ecolab	1,093	108
FMC	1,894	136
Freeport-McMoRan Copper & Gold, Cl B	2,651	88
International Flavors & Fragrances	1,619	133
International Paper	1,802	81
MeadWestvaco	3,031	116
Monsanto	1,214	127
Mosaic	1,880	81
Newmont Mining	5,029	141
Nucor	1,935	95
Owens-Illinois*	3,244	97
PPG Industries	798	133
Praxair	1,132	136
Sealed Air	2,847	78
Sherwin-Williams, Cl A	699	127
Sigma-Aldrich	1,578	135
United States Steel	2,734	56
Vulcan Materials	1,670	87

		2,927

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Telecommunication Services — 0.4%
AT&T	33,086	$1,119
CenturyTel	28,596	897
Crown Castle International*	9,972	728
Frontier Communications	192,064	801
Verizon Communications	22,471	1,049
Windstream Holdings	112,610	901

		5,495

Utilities — 0.5%
AES	13,993	186
AGL Resources	4,816	222
Ameren	6,654	232
American Electric Power	5,065	220
Centerpoint Energy	9,208	221
CMS Energy	7,648	201
Consolidated Edison	4,025	222
Dominion Resources	4,177	261
DTE Energy	3,334	220
Duke Energy	3,256	218
Edison International	4,884	225
Entergy	3,425	216
Exelon	7,837	232
FirstEnergy	5,848	213
Integrys Energy Group	4,341	242
NextEra Energy	2,828	227
NiSource	7,504	232
Northeast Utilities	5,485	226
NRG Energy	5,680	155
Oneok	4,248	226
Pepco Holdings	12,514	231
PG&E	4,955	203
Pinnacle West Capital	4,136	226
PPL	6,977	212
Public Service Enterprise Group	8,298	273
SCANA	4,434	204
Sempra Energy	2,909	249
Southern	6,328	261
TECO Energy	14,261	236
Wisconsin Energy	5,698	230
Xcel Energy	7,505	207

		6,929

Total Common Stock (Cost $39,310) ($ Thousands)		45,256

CORPORATE OBLIGATIONS — 2.8%

Consumer Discretionary — 0.0%
Trustees of Dartmouth College
4.750%, 06/01/2019	$250	284
University of Southern California
5.250%, 10/01/2111	100	112

190	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Yale University MTN
2.900%, 10/15/2014	$125	$128

		524

Consumer Staples — 0.0%
Wal-Mart Stores
2.800%, 4/15/2016	300	315

Energy — 0.1%
Chevron
4.950%, 03/03/2019	150	172
Shell International Finance BV
3.250%, 09/22/2015	250	263
StatoilHydro
2.900%, 10/15/2014	250	256
Total Capital
3.000%, 06/24/2015	250	260
XTO Energy
6.750%, 08/01/2037	300	401

		1,352

Financials — 2.2%
African Development Bank
2.500%, 03/15/2016	250	262
1.250%, 09/02/2016	850	862
1.125%, 03/15/2017	200	201
0.875%, 03/15/2018	1,000	977
Andina de Fomento
4.375%, 06/15/2022	250	249
Asian Development Bank
2.750%, 05/21/2014	850	864
2.625%, 02/09/2015	1,000	1,031
1.125%, 03/15/2017	150	151
0.500%, 06/20/2016	1,000	997
Australia & New Zealand Banking Group NY MTN
1.875%, 10/06/2017	250	249
Bank of Montreal MTN
1.400%, 09/11/2017	200	197
Bank of New York Mellon
3.550%, 09/23/2021	200	205
Bank of Nova Scotia
3.400%, 01/22/2015	300	311
1.850%, 01/12/2015	500	509
Berkshire Hathaway Finance
5.400%, 05/15/2018	250	288
Canadian Imperial Bank of Commerce
2.350%, 12/11/2015	250	258
China Development Bank
5.000%, 10/15/2015	250	268
CME Group
5.750%, 02/15/2014	200	204
3.000%, 09/15/2022	100	95

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Commonwealth Bank of Australia NY MTN
1.900%, 09/18/2017	$150	$151
Cooperatieve Centrale Raiffeisen-Boerenleenbank
3.375%, 01/19/2017	250	266
Council of Europe MTN
1.500%, 02/22/2017	850	861
Development Bank of Japan
5.125%, 02/01/2017	200	226
European Bank for Reconstruction & Development
1.625%, 09/03/2015	300	307
1.500%, 03/16/2020	750	723
1.000%, 02/16/2017	600	600
0.750%, 09/01/2017	200	196
European Investment Bank
1.125%, 09/15/2017	850	843
1.000%, 12/15/2017	150	147
Export Development Canada
2.250%, 05/28/2015	250	258
1.500%, 05/15/2014	500	504
0.750%, 12/15/2017	750	734
0.500%, 09/15/2015	1,250	1,252
FMS Wertmanagement
1.000%, 11/21/2017	950	935
0.625%, 04/18/2016	750	749
HSBC Holdings
5.100%, 04/05/2021	250	275
Inter-American Development Bank
4.500%, 09/15/2014	250	260
3.875%, 09/17/2019	350	387
1.125%, 03/15/2017	300	302
International Bank for Reconstruction & Development
2.375%, 05/26/2015	250	258
2.125%, 03/15/2016	300	311
0.875%, 04/17/2017	450	449
0.500%, 11/26/2013 to 04/15/2016	2,000	1,997
International Finance
2.125%, 11/17/2017	750	775
1.125%, 11/23/2016	750	756
1.000%, 04/24/2017	300	300
KFW
3.500%, 03/10/2014	1,250	1,268
1.000%, 01/12/2015	1,000	1,009
0.875%, 09/05/2017	200	198
Korea Finance
4.625%, 11/16/2021	250	264
Landwirtschaftliche Rentenbank
1.875%, 09/17/2018	550	555
1.375%, 10/23/2019	500	480
0.875%, 09/12/2017	300	296

SEI Institutional Managed Trust / Annual Report / September 30, 2013	191

CONSOLIDATED SCHEDULE OF INVESTMENTS

Multi-Asset Accumulation Fund (Continued)

September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
National Australia Bank Ltd.
1.600%, 08/07/2015	$350	$356
Nordic Investment Bank
2.625%, 10/06/2014	250	256
1.000%, 03/07/2017	750	752
0.500%, 04/14/2016	750	748
North American Development Bank
2.400%, 10/26/2022	200	180
Oesterreichische Kontrollbank MTN
1.125%, 07/06/2015	150	152
Royal Bank of Canada MTN
1.150%, 03/13/2015	250	252
Svensk Exportkredit
5.125%, 03/01/2017	150	170
Svenska Handelsbanken
2.875%, 04/04/2017	200	208
Toronto-Dominion Bank
2.375%, 10/19/2016	250	258
Toyota Motor Credit MTN
3.400%, 09/15/2021	150	151
3.200%, 06/17/2015	100	105
US Bancorp MTN
4.200%, 05/15/2014	500	512
Westpac Banking
4.875%, 11/19/2019	200	224
3.000%, 08/04/2015	250	260

		31,654

Health Care — 0.1%
Johns Hopkins University
5.250%, 07/01/2019	75	86
Johnson & Johnson
5.950%, 08/15/2037	300	364
Merck Sharp & Dohme
6.400%, 03/01/2028	50	62
Novartis Securities Investment
5.125%, 02/10/2019	150	172
Sanofi-Aventis
4.000%, 03/29/2021	150	159

		843

Industrials — 0.1%
3M MTN
5.700%, 03/15/2037	150	175
General Electric Capital
0.850%, 10/09/2015	500	501

		676

Information Technology — 0.3%
Google
3.625%, 05/19/2021	150	157
International Business Machines
6.500%, 10/15/2013	350	351

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)
Microsoft
2.500%, 02/08/2016	$350	$364
1.625%, 09/25/2015	1,250	1,279
0.875%, 11/15/2017	1,500	1,474

		3,625

Telecommunication Services — 0.0%
Nippon Telegraph & Telephone
1.400%, 07/18/2017	200	199

Utilities — 0.0%
Hydro Quebec
2.000%, 06/30/2016	250	258
1.375%, 06/19/2017	150	150
Southern California Gas
5.125%, 11/15/2040	150	165

		573

Total Corporate Obligations (Cost $40,409) ($ Thousands)		39,761

EXCHANGE TRADED FUND — 0.8%
iShares iBoxx Investment Grade Corporate Bond Fund	99,184	11,260

Total Exchange Traded Fund (Cost $11,828) ($ Thousands)		11,260

PREFERRED STOCK — 0.0%

Consumer Discretionary — 0.0%
Porsche Automobil Holding SE	342	30

Consumer Staples — 0.0%
Henkel & KGaA	596	62

Utilities — 0.0%
RWE	2,420	79

Total Preferred Stock (Cost $165) ($ Thousands)		171

	Number of Warrants

WARRANTS — 0.0%
Olam International
Expires 12/31/17*	4,698	—

Total Warrants (Cost $—) ($Thousands)		—

	Number of Rights

RIGHTS — 0.0%
Abertis Infraestructuras
Expires 10/08/2013*	3,168	3

Total Rights (Cost $—) ($Thousands)		3

192	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Description	Shares/Face Amounts (1) (Thousands)		Market Value ($ Thousands)

CASH EQUIVALENT — 39.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**††		558,119,064	$558,119

Total Cash Equivalent (Cost $558,119) ($ Thousands)			558,119

TIME DEPOSITS — 14.5%
Brown Brothers Harriman
1.698%, 10/01/2013	AUD	9	8
1.650%, 10/01/2013	NZD	8	7
0.672%, 10/01/2013	NOK	7	1
0.400%, 10/01/2013	CAD	10	10
0.250%, 10/01/2013	SEK	15	2
0.106%, 10/01/2013	GBP	131	212
0.030%, 10/01/2013		204,272	204,272
0.019%, 10/01/2013	EUR	512	693
0.005%, 10/01/2013	HKD	135	17
0.005%, 10/01/2013	JPY	5,998	61
0.005%, 10/01/2013	SGD	3	2
0.001%, 10/01/2013	CHF	422	466

Total Time Deposits (Cost $205,751) ($ Thousands)			205,751

U.S. TREASURY OBLIGATIONS — 19.4%
U.S. Treasury Notes
0.250%, 11/30/2013 (B)		11,000	11,004
U.S. Treasury Inflation Protected Securities
3.625%, 04/15/2028		813	1,124
2.625%, 07/15/2017		20,738	23,532
2.500%, 07/15/2016		1,536	1,695
2.500%, 01/15/2029		605	744
2.375%, 01/15/2025		1,325	1,581
2.125%, 02/15/2041		817	968
2.000%, 07/15/2014		467	479
2.000%, 01/15/2026		1,395	1,609
1.875%, 07/15/2015		862	910
1.875%, 07/15/2019		661	749
1.750%, 01/15/2028		640	717
1.625%, 01/15/2015		535	552
1.625%, 01/15/2018		18,733	20,587
1.375%, 07/15/2018		17,511	19,221
1.375%, 01/15/2020		403	442
1.250%, 07/15/2020		593	649
1.125%, 01/15/2021		1,316	1,416
0.625%, 07/15/2021		1,741	1,812
0.500%, 04/15/2015		820	838
0.125%, 04/15/2016		872	895
0.125%, 04/15/2017		47,103	48,572
0.125%, 01/15/2022		47,785	47,184
0.125%, 07/15/2022		1,524	1,501

Description	Face Amounts ($ Thousands)	Market Value ($ Thousands)
U.S. Treasury Bills
0.064%, 12/12/2013 (A)	$85,500	$85,497

Total U.S. Treasury Obligations (Cost $276,475) ($ Thousands)		274,278

Total Investments — 96.1% (Cost $1,345,149) ($ Thousands)		$1,359,787

A list of the open futures contracts held by the Fund at September 30, 2013, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Amsterdam Index	47	Oct-2013	$(94)
CAC40 10 Euro	269	Oct-2013	(4)
DAX Index	34	Dec-2013	(28)
DJ Euro Stoxx 50 Index	805	Dec-2013	(78)
FTSE 100 Index	341	Dec-2013	(683)
FTSE MIB Index	56	Dec-2013	(54)
FTSE/JSE TOP 40 Index	326	Dec-2013	92
Hang Seng Index	99	Oct-2013	(201)
H-Shares Index	343	Oct-2013	(646)
IBEX 35 Plus Index	64	Oct-2013	156
KOSPI 200 Index	128	Dec-2013	23
MSCI EAFE Index E-MINI	246	Dec-2013	164
MSCI Emerging Market Index E-MINI	260	Dec-2013	(188)
Russell 2000 Index E-MINI	529	Dec-2013	1,083
S&P 500 Index E-MINI	2,467	Dec-2013	(1,120)
S&P Composite Index	8	Dec-2013	(34)
S&P Mid 400 Index E-MINI	180	Dec-2013	220
S&P TSE 60 Index	55	Dec-2013	(3)
SGX S&P CNX NIFTY Index	302	Oct-2013	(110)
SPI 200 Index	81	Dec-2013	(54)
Taiwan Index	338	Oct-2013	(168)
Topix Index	383	Dec-2013	444
Australian 10-Year Bond	468	Dec-2013	1,180
Canadian 10-Year Bond	531	Dec-2013	802
Euro-Bund	1,072	Dec-2013	2,742
Euro-Buxl 30 Year Bond	40	Dec-2013	157
Euro-BOBL	8	Dec-2013	19
Euro-Schatz	88	Dec-2013	33
Japanese 10-Year Bond	89	Dec-2013	948
Long Gilt 10-Year Bond	277	Dec-2013	453
Mini Japan 10-YR Bond	322	Dec-2013	408
U.S. 10-Year Treasury Note	2,079	Dec-2013	3,452
U.S. 2-Year Treasury Note	252	Dec-2013	143
U.S. 5-Year Treasury Note	234	Dec-2013	290
U.S. Long Treasury Bond	111	Dec-2013	254
Brent Crude Penultimate	14	Oct-2013	(78)
Cocoa	60	Dec-2013	149
Coffee ‘C’	111	Dec-2013	(371)
Copper	20	Dec-2013	(5)
Corn	69	Dec-2013	(259)
Corn	207	Mar-2014	(388)
Cotton	64	Dec-2013	63
Cotton	40	Mar-2014	95
Crude Oil	15	Dec-2013	(67)
Feeder Cattle	5	Nov-2013	17
Feeder Cattle	33	Oct-2013	76
Gasoil	14	Dec-2013	(7)
Gasoline RBOB	17	Dec-2013	(160)
Gold	126	Dec-2013	222
Heating Oil	10	Nov-2013	—
Lead	33	Mar-2014	(22)
Lean Hogs	290	Dec-2013	512
Lean Hogs	86	Feb-2014	75
Live Cattle	203	Dec-2013	260
LME Aluminum	57	Dec-2013	10
LME Aluminum	174	Mar-2014	122

SEI Institutional Managed Trust / Annual Report / September 30, 2013	193

CONSOLIDATED SCHEDULE OF INVESTMENTS

Multi-Asset Accumulation Fund (Continued)

September 30, 2013

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
LME Copper	85	Mar-2014	$254
LME Nickel	14	Mar-2014	14
LME Nickel	20	Nov-2013	21
LME Zinc	115	Mar-2014	71
LME Zinc	41	Nov-2013	(5)
Natural Gas	75	Dec-2013	(83)
Silver	64	Dec-2013	(303)
Soybean	97	Jan-2014	(157)
Soybean	29	Mar-2014	(94)
Soybean Meal	46	Dec-2013	(61)
Soybean Meal	54	Mar-2014	(89)
Soybean Oil	144	Dec-2013	(378)
Sugar No. 11	330	Feb-2014	173
Wheat	91	Mar-2014	148

			$9,353

For the year ended September 30, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the year.

A list of the open forward foreign currency contracts held by the Fund at September 30, 2013, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
10/30/13	AUD	2,900	USD	2,709	$4
10/30/13	CAD	4,100	USD	3,981	(5)
10/30/13-12/18/13	CHF	2,267	USD	2,476	(32)
10/30/13-12/18/13	EUR	167,067	USD	221,278	(4,888)
10/30/13-12/18/13	GBP	33,418	USD	52,782	(1,303)
10/30/13-12/18/13	HKD	22,632	USD	2,919	—
10/30/13-12/18/13	JPY	962,828	USD	9,757	(59)
12/18/13	BRL	800	USD	333	(21)
12/18/13	ILS	15,700	USD	4,346	(101)
12/18/13	MXN	29,700	USD	2,204	(39)
12/18/13	RUB	372,116	USD	11,062	(268)
12/18/13	SGD	3,900	USD	3,069	(41)

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
12/18/13	TRY	1,700	USD	822	$(6)
12/18/13	USD	16,255	BRL	38,300	650
12/18/13	USD	15,792	EUR	11,679	19
12/18/13	USD	3,783	GBP	2,360	36
12/18/13	USD	214	HKD	1,662	—
12/18/13	USD	31,395	ILS	113,000	617
12/18/13	USD	21	JPY	2,100	—
12/18/13	USD	25,607	KRW	28,145,500	517
12/18/13	USD	32,999	MXN	440,800	278
12/18/13	USD	19,377	SGD	24,600	237
12/18/13	USD	8,051	TRY	16,800	139
12/18/13	USD	24,699	TWD	730,300	37
12/18/13	USD	10,601	ZAR	106,900	(99)
12/18/13	ZAR	600	USD	58	(1)

					$(4,329)

A list of the counterparties for the open forward foreign currency contracts held by the Fund at September 30, 2013, is as follows:

Counterparty	Settlement Date	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized (Depreciation) ($ Thousands)
JPMorgan Chase Bank	10/30/13	$(30,326)	$30,221	$(105)
Royal Bank of Scotland	12/18/13	(436,366)	432,677	(3,689)
State Street	10/30/13	(46,659)	46,124	(535)

				$(4,329)

For the year ended September 30, 2013, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the year.

A list of open OTC swap agreements held by the Fund at September 30, 2013, is as follows:

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands) (1)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
BoA Merrill Lynch	Euro-Bund	Negative Price Return	Positve Price Return	10/10/13	EUR	32,034	$727
JPMorgan Chase Bank	Bovaspa Index	Negative Price Return	Positve Price Return	10/17/13	BRL	24,936	251
BoA Merrill Lynch	MSCI Taiwan Stock Index	Negative Price Return	Positve Price Return	10/30/13		5,656	(93)
BoA Merrill Lynch	Hang Seng China Enterprises Index	Negative Price Return	Positve Price Return	10/31/13	HKD	28,938	(120)
BoA Merrill Lynch	Russian Trading Systems Index	Negative Price Return	Positve Price Return	12/16/13		11,722	256
JPMorgan Chase Bank	Swiss Market Index	Negative Price Return	Positve Price Return	12/20/13	CHF	14,276	(44)
BoA Merrill Lynch	U.S. Treasury 10-Year Note	Negative Price Return	Positve Price Return	12/20/13		195,526	3,187
Barclays	Crude Oil	Negative Price Return	Positve Price Return	11/23/13		38,620	(1,656)
Barclays	Heating Oil	Negative Price Return	Positve Price Return	11/30/13		9,969	(565)
Barclays	Natural Gas	Negative Price Return	Positve Price Return	11/30/13		5,743	(194)
Barclays	Unleaded Gasoline RBOB	Negative Price Return	Positve Price Return	11/30/13		8,333	(511)
Barclays	Brent Crude Penultimate	Negative Price Return	Positve Price Return	12/16/13		26,742	(156)
Barclays	Lean Hogs	Negative Price Return	Positve Price Return	12/17/13		3,985	(36)
BoA Merrill Lynch	Soybean Meal	Negative Price Return	Positve Price Return	12/17/13		892	91
BoA Merrill Lynch	Soybean Oil	Negative Price Return	Positve Price Return	12/24/13		1,578	(69)
Barclays	Gasoil	Negative Price Return	Positve Price Return	12/31/13		9,627	(74)
BoA Merrill Lynch	Soybean	Negative Price Return	Positve Price Return	01/16/14		1,092	(28)
BoA Merrill Lynch	Corn	Negative Price Return	Positve Price Return	03/16/14		3,409	(265)
BoA Merrill Lynch	Wheat	Negative Price Return	Positve Price Return	03/17/14		584	17

							$718

194	SEI Institutional Managed Trust / Annual Report / September 30, 2013

A list of open centrally cleared swap agreements held by the Fund at September 30, 2013, are as follows:

Interest Rate Swaps
Broker	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation ($ Thousands)
JPMorgan Chase Bank	6-Month EURIBOR	1.00%	12/19/18	$8,625	$108
JPMorgan Chase Bank	1.25%	US 3-Month LIBOR	12/19/18	46,115	511
JPMorgan Chase Bank	6-Month EURIBOR	0.50%	12/16/15	25,725	59
JPMorgan Chase Bank	0.50%	US 3-Month LIBOR	12/16/15	164,735	297

					$975

For the year ended September 30, 2013, the total amount of all open OTC and centrally cleared swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $1,414,563 ($ Thousands).

(1)	In U.S. Dollar unless otherwise indicated.

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of September 30, 2013.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security (See Note 6).

(A)	The rate reported is the effective yield at the time of purchase.

(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

AUD — Australian Dollar

BRL — Brazilian Real

Cl — Class

CAD — Canadian Dollar

CHF — Swiss Franc

DAX — Deutsche Borse AG German Stock Index

DJ — Dow Jones

DKK — Denmark Krone

EUR — Euro

EURIBOR — Euro Interbank Offered Rate

FTSE — Financial Times and the London Stock Exchange

GBP — British Pound

HKD — Hong Kong Dollar

IBEX — Spanish Exchange Index

ILS — Israeli Shekel

JPY — Japanese Yen

JSE — Johannesburg Stock Exchange

KOSPI — Korea Composite Stock Price Index

KRW — Korean wan

LIBOR — London Interbank Offered Rate

LME — London Metal Exchange

Ltd. — Limited

MIB — Italian Stock Exchange

NOK — Norwegian Krone

NZD — New Zealand Dollar

OAT — Obligations Assimilables du Trésor

OTC — Over The Counter

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

MXN — Mexican Peso

RBOB — Reformulated Blendstock for Oxygenate Blending

RUB — Russian Ruble

SEK — Sweden Krona

S&P — Standard & Poor’s

SGD — Singapore Dollar

SGX — Singapore Exchange

SPI — Swiss Performance Index

TRY — Turkish New Lira

TSE — Tokyo Stock Exchange

TWD — Taiwanese Dollar

USD — U.S. Dollar

ZAR — South African Rand

The following is a list of the level of inputs used as of September 30, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Sovereign Debt	$—	$179,170	$—	$179,170
Foreign Common Stock	44,474	1,544	—	46,018
Common Stock	45,256	—	—	45,256
Corporate Obligations	—	39,761	—	39,761
Exchange Traded Fund	11,260	—	—	11,260
Preferred Stock	171	—	—	171
Warrants	—	—	—	—
Rights	3	—	—	3
Cash Equivalent	558,119	—	—	558,119
Time Deposits	—	205,751	—	205,751
U.S. Treasury Obligations	—	274,278	—	274,278

Total Investments in Securities	$659,283	$700,504	$—	$1,359,787

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$15,181	$—	$—	$15,181
Unrealized Depreciation	(5,828)	—	—	(5,828)
Forwards Contracts*
Unrealized Appreciation	—	2,534	—	2,534
Unrealized Depreciation	—	(6,863)	—	(6,863)
Centrally Cleared Swaps
Interest Rate Swaps *
Unrealized Appreciation	—	975	—	975
OTC Swaps
Total Return Swaps *
Unrealized Appreciation	—	4,529	—	4,529
Unrealized Depreciation	—	(3,811)	—	(3,811)

Total Other Financial Instruments	$9,353	$(2,636)	$—	$6,717

*	Futures contracts, forwards contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the year ended September 30, 2013, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Level 1 and Level 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded (See Note 2).

For the year ended September 30, 2013, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Annual Report / September 30, 2013	195

SCHEDULE OF INVESTMENTS

Multi-Asset Income Fund

September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 25.9%

Consumer Discretionary — 3.7%
AmeriGas Finance
7.000%, 05/20/2022	$50	$52
Armored Autogroup
9.250%, 11/01/2018	55	50
Caesars Entertainment Operating
9.000%, 02/15/2020	85	80
8.500%, 02/15/2020	395	363
Checkers Drive-In Restaurants
11.000%, 12/01/2017 (A)	125	135
DreamWorks Animation SKG
6.875%, 08/15/2020 (A)	100	104
GRD Holdings III
10.750%, 06/01/2019 (A)	900	954
Laureate Education
9.250%, 09/01/2019 (A) (C)	1,200	1,296
Live Nation Entertainment
7.000%, 09/01/2020 (A)	110	115
MDC Partners
6.750%, 04/01/2020 (A) (C)	1,750	1,772
Seminole Hard Rock Entertainment
5.875%, 05/15/2021 (A)	100	96
Sitel
11.000%, 08/01/2017 (A)	650	694
Stanadyne Holdings, Ser 1
10.000%, 08/15/2014	250	239
Taylor Morrison Communities
7.750%, 04/15/2020 (A)	142	155
Unitymedia Hessen
5.500%, 01/15/2023 (A) (C)	1,500	1,421
WMG Acquisition
11.500%, 10/01/2018	620	714
Wok Acquisition
10.250%, 06/30/2020 (A)	160	174

		8,414

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Consumer Staples — 1.3%
Bumble Bee Holdings
9.000%, 12/15/2017 (A)	$389	$421
Harbinger Group
7.875%, 07/15/2019 (A)	700	724
KeHE Distributors
7.625%, 08/15/2021 (A)	250	254
US Foods
8.500%, 06/30/2019	1,000	1,054
Vector Group
7.750%, 02/15/2021	600	621

		3,074

Energy — 4.0%
Atlas Energy Holdings Operating
7.750%, 01/15/2021 (A)	100	93
Atlas Pipeline Partners
5.875%, 08/01/2023 (A)	1,500	1,410
4.750%, 11/15/2021 (A)	400	361
Atlas Resource Escrow
9.250%, 08/15/2021 (A)	150	151
BreitBurn Energy Partners
7.875%, 04/15/2022	800	798
Crestwood Midstream Partners
7.750%, 04/01/2019	810	850
Eagle Rock Energy Partners
8.375%, 06/01/2019 (C)	1,020	1,020
Endeavor Energy Resources
7.000%, 08/15/2021 (A)	400	396
Exterran Partners
6.000%, 04/01/2021 (A)	250	242
Gibson Energy
6.750%, 07/15/2021 (A)	450	465
Inergy Midstream
6.000%, 12/15/2020 (A)	600	596
Legacy Reserves
8.000%, 12/01/2020 (A)	500	505
6.625%, 12/01/2021 (A)	250	234
Memorial Production Partners
7.625%, 05/01/2021	110	107
Pacific Drilling
5.375%, 06/01/2020 (A)	250	244
Penn Virginia Resource Partners
8.375%, 06/01/2020	560	582
8.250%, 04/15/2018	200	208
SandRidge Energy
8.125%, 10/15/2022	300	303
7.500%, 03/15/2021	500	505
7.500%, 02/15/2023	200	198

		9,268

Financials — 10.0%
Ally Financial
4.750%, 09/10/2018	500	498

196	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Bank of America
5.200%, 12/29/2049 (B)	$2,500	$2,187
Bank of New York Mellon
4.500%, 06/20/2023 (B)	250	217
Citigroup
5.950%, 12/29/2049 (B)	1,250	1,166
5.350%, 05/29/2049 (B)	1,250	1,088
CyrusOne
6.375%, 11/15/2022	500	496
Emigrant Bancorp
6.250%, 06/15/2014 (A)	200	199
EPR Properties‡
5.750%, 08/15/2022	400	404
Fidelity & Guaranty Life Holdings
6.375%, 04/01/2021 (A)	650	660
Fifth Third Bancorp
5.100%, 12/31/2049 (B)	1,630	1,418
General Electric Capital
5.250%, 12/31/2049 (B)	1,000	920
ING US
5.650%, 05/15/2053 (B)	2,200	2,011
Itau Unibanco Holding
5.125%, 05/13/2023 (A)	250	230
Jefferies LoanCore
6.875%, 06/01/2020 (A)	300	294
JPMorgan Chase
5.150%, 04/05/2023 (B)	2,000	1,750
KCG Holdings
8.250%, 06/15/2018 (A)	490	483
Kennedy-Wilson
8.750%, 04/01/2019	1,445	1,561
Nationstar Mortgage
9.625%, 05/01/2019	101	112
7.875%, 10/01/2020	300	313
6.500%, 08/01/2018	700	704
6.500%, 07/01/2021	800	766
6.500%, 06/01/2022 (C)	600	568
PNC Financial Services Group
4.850%, 05/29/2049 (B)	300	258
Prudential Financial
5.625%, 06/15/2043 (B) (C)	1,250	1,177
Schahin II Finance SPV
5.875%, 09/25/2022 (A)	1,437	1,372
Susquehanna Bancshares
5.375%, 08/15/2022	800	786
Wilton Re Finance
5.875%, 03/30/2033 (A) (B)	1,350	1,353

		22,991

Health Care — 0.9%
Apria Healthcare Group
12.375%, 11/01/2014	425	428
Symbion
8.000%, 06/15/2016	600	633

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
VPII Escrow
6.750%, 08/15/2018 (A)	$1,000	$1,070

		2,131

Industrials — 1.6%
ADT
6.250%, 10/15/2021 (A)	300	305
CEVA Group
8.375%, 12/01/2017 (A)	970	977
Coleman Cable
9.000%, 02/15/2018	60	64
CPG Merger Sub
8.000%, 10/01/2021 (A)	250	254
Intcomex
13.250%, 12/15/2014	77	74
Marquette Transportation
10.875%, 01/15/2017	50	53
Princess Juliana International Airport Operating
5.500%, 12/20/2027 (A) (C)	967	940
ServiceMaster
7.000%, 08/15/2020	550	520
Thermadyne Holdings
9.000%, 12/15/2017	500	539

		3,726

Information Technology — 1.9%
Aspect Software
10.625%, 05/15/2017	945	943
Eagle Midco
9.000%, 06/15/2018 (A)	600	603
Infor US
9.375%, 04/01/2019	300	335
Sabre
8.500%, 05/15/2019 (A)	700	757
Southern Graphics
8.375%, 10/15/2020 (A)	110	114
Stream Global Services
11.250%, 10/01/2014	985	991
Zayo Group
10.125%, 07/01/2020	600	688

		4,431

Materials — 2.2%
AngloGold Ashanti Holdings
5.125%, 08/01/2022	200	168
APERAM
7.750%, 04/01/2018 (A)	860	847
Barrick Gold (C)
4.100%, 05/01/2023	1,250	1,101
Eldorado
6.125%, 12/15/2020 (A)	700	676
Hecla Mining
6.875%, 05/01/21 (A)	470	444

SEI Institutional Managed Trust / Annual Report / September 30, 2013	197

SCHEDULE OF INVESTMENTS

Multi-Asset Income Fund (Continued)

September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
IAMGOLD
6.750%, 10/01/2020 (A)	$45	$39
Kaiser Aluminum
8.250%, 06/01/2020	225	251
KGHM International
7.750%, 06/15/2019 (A)	100	103
Mirabela Nickel
8.750%, 04/15/2018 (A)	261	102
TPC Group
8.750%, 12/15/2020 (A)	1,050	1,074
Unifrax I
7.500%, 02/15/2019 (A)	200	200

		5,005

Utilities — 0.3%
LBC Tank Terminals Holding Netherlands BV
6.875%, 05/15/2023 (A)	700	703

Total Corporate Obligations (Cost $61,195) ($ Thousands)		59,743

COLLATERALIZED DEBT OBLIGATIONS — 22.7%

Financials — 2.6%
Marathon CLO II, Ser 2005-2A, Cl C
2.053%, 12/20/2019 (A) (B)	600	583
Marathon CLO II, Ser 2005-2A, Cl INC
0.000%, 12/20/2019 (A) (D)	750	407
Rockwall CDO II, Ser 2007-1A, Cl A1LB
0.815%, 08/01/2024 (A) (B)	3,200	2,727
Rockwall CDO, Ser 2006-1A, Cl A2L
0.915%, 08/01/2021 (A) (B)	200	176
Rockwall CDO, Ser 2006-1A, Cl A1LB
0.765%, 08/01/2021 (A) (B)	1,700	1,581
Whitehorse II
0.000%, 06/15/2017 (A) (B) (D) (H)	1,100	594

		6,068

Other Asset-Backed Securities — 20.1%
ACA CLO, Ser 2007-1A, Cl C
1.218%, 06/15/2022 (A) (B)	1,150	1,046
ACIS CLO, Ser 2013-1A, Cl D
4.766%, 04/18/2024 (A) (B) (D)	800	772
ACIS CLO, Ser 2013-2A, Cl D
0.000%, 10/14/2022 (A) (D) (F)	1,100	1,068
Ares XXV CLO, Ser 2012-3A, Cl SUB
0.000%, 01/17/2024 (A) (D)	750	649
Ares XXVI CLO, Ser 2013-1A, Cl SUB
0.000%, 04/15/2025 (A) (D)	1,500	1,231
Atlas Senior Loan Fund II, Ser 2012-2A, Cl SUB
0.000%, 01/30/2024 (A) (D)	950	839
Battalion CLO II, Ser 2012-2A, Cl B
3.018%, 11/15/2019 (A) (B)	500	488
Black Diamond CLO, Ser 2007-1A, Cl C
0.954%, 04/29/2019 (A) (B)	1,100	1,047

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
BlackRock Senior Income, Ser 2004-1A, Cl BSIS
0.000%, 09/15/2016 (A)	$950	$57
Callidus Debt Partners CLO Fund VI, Ser 2007-6A, Cl B
1.515%, 10/23/2021 (A) (B)	500	463
Carlyle Global Market Strategies CLO, Ser 2012-3A, Cl SUB
0.000%, 10/14/2024 (A) (D)	750	729
Cedarwoods CRE CDO, Ser 2006-1A, Cl A3
0.449%, 07/25/2051 (D)	3,519	2,833
Cerberus Offshore Levered I CLO, Ser 2012-1A, Cl C
6.182%, 11/30/2018 (A) (B) (D)	300	302
Copper River CLO, Ser 2007-1A, Cl C
1.066%, 01/20/2021 (A) (B)	500	449
Diversified Asset Securitization Holdings II, Ser 2000-1A, Cl A1L
0.744%, 09/15/2035 (A) (B) (D)	407	391
Finn Square CLO, Ser 2012-1A, Cl SUB
0.000%, 12/24/2023 (A) (D)	1,000	894
Garrison Funding CLO, Ser 2013-2A, Cl B
4.904%, 09/20/2033 (D)	250	249
Gleneagles CLO, Ser 2005-1A, Cl B
0.815%, 11/01/2017 (A) (B)	600	572
Global Leveraged Capital Credit Opportunity Fund, Ser 2006-1A, Cl C
1.266%, 12/20/2018 (A) (B)	1,550	1,382
Gramercy Real Estate CDO, Ser 2007-1A, Cl A1
0.544%, 08/15/2056 (A) (B) (D)	3,819	2,995
Grayson CLO, Ser 2006-1A, Cl A2
0.675%, 11/01/2021 (A) (B) (C)	700	626
Great Lakes CLO, Ser 2012-1A, Cl SUB
0.000%, 01/15/2023 (A)	1,000	1,010
GSC Partners CDO Fund, Ser 2004-5A
0.000%, 11/20/2016 (A) (B) (D) (H)	1,800	775
GSC Partners CDO Fund, Ser 2004-5I
0.000%, 11/20/2016 (B) (D) (H)	100	43
Halcyon Structured Asset Management Long Secured / Short Unsecured CLO, Ser 2007-1A, Cl D
2.565%, 08/07/2021 (A) (B)	1,350	1,307
Highland Park CDO, Ser 2006-1A, Cl A1
0.592%, 11/25/2051 (A) (B) (C) (D)	2,537	2,129
Ivy Hill Middle Market Credit Fund CLO, Ser 2011-3A, Cl E
6.768%, 01/15/2022 (A) (B)	250	251
Kingsland CLO III, Ser 2006-3A, Cl C1
1.862%, 08/24/2021 (A) (B)	1,100	998
KKR Financial CLO, Ser 2007-1A, Cl D
2.514%, 05/15/2021 (A) (B)	2,600	2,493
Knightsbridge CLO, Ser 2007-1A, Cl C
3.019%, 01/11/2022 (A) (B)	300	301

198	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Knightsbridge CLO, Ser 2007-1A, Cl D
5.269%, 01/11/2022 (A) (B)	$300	$300
Legg Mason Real Estate CDO I, Ser 2006-1A, Cl A1T
0.459%, 03/25/2038 (A) (B) (D)	64	61
Liberty CLO, Ser 2005-1A, Cl A3
0.765%, 11/01/2017 (A) (B)	1,600	1,526
MKP CBO I, Ser 2004-3A, Cl A2
0.916%, 05/08/2039 (A) (B)	151	147
Newcastle CDO IX, Ser 2007-9A, Cl M5
0.439%, 05/25/2052 (B) (C) (D)	758	736
Newcastle CDO VII, Ser 2006-8A, Cl 1A
0.459%, 11/25/2052 (A) (B) (D)	1,384	1,261
Newstar Trust CLO, Ser 2007-1A, Cl C
1.561%, 09/30/2022 (A) (B)	500	466
Newstar Trust CLO, Ser 2012-2A, Cl D
6.516%, 01/20/2023 (A) (B)	500	510
Newstar Trust CLO, Ser 2013-1A, Cl E
5.564%, 09/20/2023 (D)	250	254
Newstar Trust CLO, Ser 2013-1A, Cl D
4.814%, 09/20/2023 (D)	600	608
Northwoods Capital VII CDO, Ser 2006-7A, Cl E
3.766%, 10/22/2021 (A) (B)	300	283
Northwoods Capital VII CLO, Ser 2006-7A, Cl D
1.816%, 10/22/2021 (A) (B)	700	655
NStar CDO VIII, Ser 2006-8A, Cl A1
0.502%, 02/01/2041 (D)	2,450	2,226
Pacifica CDO V, Ser 2006-5A, Cl B2
5.811%, 01/26/2020 (A)	1,000	1,005
RAIT CRE CDO I, Ser 2006-1X, Cl A1B
0.514%, 11/20/2046 (B)	2,692	2,206
Salus CLO, Ser 2012-1AN, Cl DN
7.002%, 03/05/2021 (D)	250	250
South Coast Funding CDO, Ser 2004-5A, Cl A1
0.627%, 08/06/2039 (A) (B)	19	19
SRERS Funding CDO, Ser RS, Cl A1B1
0.432%, 05/09/2046 (A) (B) (D)	390	339
Summit Lake CLO, Ser 2005-1A, Cl C1A
0.000%, 02/24/2018 (A) (D)	400	151
T2 Income Fund CLO, Ser 2007-1A, Cl C
1.768%, 07/15/2019 (A) (B)	250	239
T2 Income Fund CLO, Ser 2007-1A, Cl D
3.018%, 07/15/2019 (A) (B)	350	327
TCW Global Project Fund II, Ser 2004-1A, Cl A2A
1.618%, 06/15/2016 (A) (B) (D)	850	804
TCW Global Project Fund III, Ser 2005-1A, Cl A1
0.910%, 09/01/2017 (A) (B) (D)	1,250	1,179
TCW Global Project Fund III, Ser 2005-1A, Cl A2
1.110%, 09/01/2017 (A) (B) (D)	500	440

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Telos CLO, Ser 2013-3A, Cl D
4.518%, 01/17/2024 (A) (B)	$800	$773
West Coast Funding, Ser 2006-1A, Cl A1A
0.402%, 11/02/2041 (A) (B) (C) (D)	1,163	1,109

		46,263

Total Collateralized Debt Obligations (Cost $51,266) ($ Thousands)		52,331

LOAN PARTICIPATIONS — 22.1%
AABS
4.875%, 01/15/2038 (D)	479	482
ACA Capital Holdings
5.500%, 08/22/2016	563	564
Activision Blizzard, 10-Year Unfunded Bridge Loan
0.000%, 10/18/2013 (E)	200	—
Activision Blizzard, 7-Year Unfunded Bridge Loan
0.000%, 10/18/2013 (E)	400	—
Activision Blizzard, 8-Year Unfunded Bridge Loan
0.000%, 10/18/2013 (E)	400	—
Alcatel Lucent, Term Loan
5.750%, 01/29/2019	697	702
Applied Systems, Term Loan, 2nd Lien
8.250%, 06/08/2017	200	201
Apria Helathcare Group, Term Loan
6.750%, 04/06/2020	1,197	1,205
Arctic Glacier Income Fund, 1st Lien Term Loan
6.000%, 05/10/2019	1	1
Arctic Glacier Income Fund, Term Loan
6.000%, 05/10/2019	388	387
Aspect Software
7.000%, 05/07/2016	235	235
Associated Partners, 1st Lien Term Loan
6.682%, 12/21/2015	750	750
Associated Partners, Term Loan
6.682%, 12/21/2015	750	750
Astoria Generating, Term Loan Cov-Lite
8.500%, 10/26/2017	5	5
8.500%, 10/26/2017	570	583
Asurion
4.500%, 05/24/2019	498	492
Avaya, Extended Term Loan B-5
8.000%, 03/31/2018	1,443	1,364
Avaya, Term Loan B3
4.773%, 10/26/2017	249	222
Berling Packaging LLC, 2nd Lien Term Loan
8.750%, 04/02/2020	150	150
BioScrip, 1st Lien Delayed Draw Term Loan
6.500%, 07/31/2020	188	188

SEI Institutional Managed Trust / Annual Report / September 30, 2013	199

SCHEDULE OF INVESTMENTS

Multi-Asset Income Fund (Continued)

September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
BioScrip, 1st Lien Term Loan B
6.500%, 07/31/2020	$313	$314
California Pizza Kitchen, Term Loan
5.250%, 03/29/2018	399	397
CAMP Systems International, 2nd Lien
0.000%, 11/30/2019 (F)	100	102
Capital Automotive
6.000%, 04/30/2020	150	153
Catalent Pharma Solutions, Term Loan
6.500%, 12/31/2017	100	100
Cengage Learning Acquisitions, Term Loan B
7.750%, 07/05/2017 (G)	230	168
Cengage Learning, 1st Lien
9.500%, 07/03/2014	119	87
Centaur, 1st Lien Term Loan
5.250%, 02/20/2019	249	250
Ceridian, 1st Lien Term Loan B
4.429%, 05/09/2017	739	738
Cetera Financial Group, 1st Lien Term Loan
6.500%, 08/02/2019	100	99
CHG Healthcare
5.000%, 11/19/2019	740	745
Confie Seguros Holding II, 1st Lien
6.500%, 11/09/2018	298	297
Cooper Gay Swett & Crawford, 2nd Lien Term Loan
8.250%, 10/16/2020	100	99
Cooper Gay Swett & Crawford, Term Loan, 1st Lien
5.000%, 04/16/2020	150	149
CPG International, Unfunded and Unsecured Bridge Loan
0.000%, 12/20/2013 (E) (F)	200	—
CPM Holdings
10.250%, 03/01/2018	200	200
6.250%, 08/29/2017	338	338
CSC Holdings, Term Loan B
2.682%, 04/17/2020	850	839
CTI Foods, 2nd Lien Term Loan
8.250%, 06/28/2021	400	397
Cunningham Lindsey, 1st Lien Cov-Lite
5.000%, 12/10/2019	199	198
DBP Holdings, Initial Term Loan
5.000%, 10/05/2019	547	547
Deltek Systems, 1st Lien Term Loan
5.000%, 10/10/2018	398	398
Deltek Systems, 2nd Lien Term Loan
10.000%, 10/04/2019	100	100
Digital Insight, 1st Lien
5.500%, 08/01/2019	500	500
Digital Insight, 2nd Lien
9.500%, 08/01/2019	500	500

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
DJO Finance
4.750%, 09/15/2017	$249	$249
Dole Food, Unfunded Bridge Loan
0.000%, 02/21/2014 (E) (F)	250	—
Doncasters, Term Loan, 2nd Lien
9.500%, 10/09/2020	250	249
DS Waters, 1st Lien Term Loan Cov-Lite
5.250%, 08/19/2020	100	101
Endurance International, 1st Lien Term Loan
6.250%, 11/09/2019	548	549
Endurance International, 2nd Lien Term Loan
10.250%, 05/09/2020	300	301
Entrust Ltd. Canada, Term Loan
6.250%, 10/31/2018	106	105
Entrust, U.S., 1st Lien Term Loan
6.250%, 10/31/2018	235	232
Equinox Fitness Club, Term Loan B
4.500%, 01/31/2020 (F)	1	1
Excelitas Technologies, Term Loan B
5.000%, 11/29/2016	99	99
EZE Castel Software, LLC, 2nd Lien Term Loan
8.750%, 04/05/2021	100	101
Fender Musical Instruments, Term Loan 1st Lien
5.750%, 04/03/2019	289	289
Fibertech Networks, Term Loan B
5.750%, 11/30/2016	1	1
First Advantage, 2nd Lien Term Loan
10.500%, 02/13/2019 (D)	150	149
First Advantage, Term Loan B
6.250%, 02/28/2019	2	2
6.250%, 02/13/2019	697	694
First Data
4.180%, 03/24/2017	500	495
First Data, Term Loan
4.184%, 03/24/2018	280	277
Fleetpride, 1st Lien
5.250%, 11/19/2019	547	527
Fleetpride, 2nd Lien
9.250%, 05/19/2020	310	286
GCA Services Group, 1st Lien Term Loan Cov-Lite
5.250%, 11/01/2019	100	100
GCA Services Group, 2nd Lien Term Loan Cov-Lite
9.250%, 10/11/2020	150	152
Go Daddy Operating LLC, Term Loan
4.250%, 12/16/2018	96	96
GOGO LLC
11.250%, 06/21/2017	379	402
Grocery Outlet, Term Loan Cov-Lite
0.000%, 12/17/2018 (F)	1,493	1,495

200	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Guitar Center, Extended Term Loan
6.370%, 04/09/2017	$497	$486
Harbourvest Partners LLC, 1st Lien
4.750%, 11/21/2017	770	774
Harrah’s Entertainment, Extended Term Loan B-6
5.434%, 01/28/2018	250	226
HDV Holdings, Term Loan
5.750%, 12/18/2018	150	149
Helm Financial, Term Loan
6.250%, 06/01/2017	148	148
Hemisphere Media Group, Term Loan
6.250%, 07/30/2020	100	100
Horseshoe Baltimore, Term Loan
8.250%, 04/26/2020	100	103
Hostess Brands
6.750%, 04/09/2020	100	102
Intrawest ULC, 1st Lien Term Loan
7.000%, 12/04/2017	1,492	1,507
ION Trading Technologies, 2nd Lien Term Loan Cov-Lite
8.250%, 05/21/2021	100	100
IPC Information Systems
7.750%, 07/31/2017	170	166
IPC Systems, 1st Lien
7.750%, 07/31/2017	199	194
Jacobs Entertainment, 1st Lien Term Loan
6.250%, 10/29/2018	397	397
Keystone Automotive Operations, Term Loan Cov-Lite
7.000%, 08/08/2019	100	100
LANDesk Software, 1st Lien Term Loan
5.250%, 08/09/2019	450	452
Laureate Education
5.250%, 06/15/2018	178	178
Learning Care Group, Term Loan
6.000%, 05/08/2019	500	498
Lions Gate Entertainment, 2nd Lien Term Loan
5.000%, 07/19/2020	1,500	1,493
Magic Newco, 1st Lien Term Loan B
5.000%, 12/12/2018	599	598
McJunkin Red Man, Term Loan
7.250%, 11/08/2019	2	2
6.000%, 11/08/2019	594	596
MedQuist, Term Loan B
7.500%, 08/15/2019	297	288
MEI Conlux Holdings, 1st Lien Term Loan
5.000%, 08/02/2020	200	200
Merge Healthcare, Term Loan B
6.000%, 04/23/2019	500	473
Mirion Technologies, 1st Lien Term Loan
5.750%, 03/30/2018	19	19

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MISYS PLC, 2nd Lien
12.000%, 06/12/2019	$350	$401
Mitchell International, Unfunded Bridge Loan
0.000%, 01/06/2014 (E)	100	—
Moxie Liberty, 1st Lien Term Loan B1
7.500%, 08/21/2020	170	172
NAB Holdings LLC
7.000%, 04/24/2018	237	237
NANA Development, Term Loan
8.000%, 03/15/2018	238	238
Navistar International
5.750%, 08/17/2017	118	119
Neiman Marcus, Unfunded and Unsecured Bridge Loan
0.000%, 03/11/2014 (E) (F)	550	—
Nuveen Investments
4.182%, 05/13/2017	250	247
Ocean Rig, 1st Lien Term Loan B2 Cov-Lite
5.500%, 09/02/2016	500	505
One Call Medical, Cov-Lite
5.500%, 08/22/2019	984	986
Oxbow Carbon & Minerals, 2nd Lien Cov
8.000%, 01/19/2020	100	102
P2ES Holdings
6.000%, 11/20/2018	16	16
P2ES Holdings, 1st Lien
6.000%, 11/20/2018	1,226	1,226
P2ES Holdings, 2nd Lien
10.000%, 05/20/2019	200	201
Panda Temple Power, 1st Lien Term Loan B
7.250%, 04/03/2019	350	353
Panolam Industries International
7.250%, 08/23/2017	220	219
Paradigm
4.750%, 07/30/2019	496	495
Performance Food Group, 2nd Lien Term Loan Cov-Lite
6.250%, 11/07/2019	600	592
Pierre Foods, Term Loan, 1st Lien
5.750%, 07/10/2017	498	500
Pierre Foods, Term Loan, 2nd Lien
9.500%, 10/02/2017	750	760
Plato Learning
6.000%, 05/17/2018	193	193
Ranpak, 2nd Lien Term Loan
8.500%, 04/10/2020	200	204
Reddy Ice, 1st Lien Term Loan
6.750%, 03/28/2019	348	347
Reddy Ice, 2nd Lien Term Loan
10.750%, 11/01/2019	225	221

SEI Institutional Managed Trust / Annual Report / September 30, 2013	201

SCHEDULE OF INVESTMENTS

Multi-Asset Income Fund (Continued)

September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Reddy Ice, Term Loan
6.750%, 03/28/2019	$1	$1
RGIS Services
5.500%, 10/18/2017	522	515
Rice Drilling B, 2nd Lien Term Loan
8.500%, 10/25/2018	225	225
Royal Adhesives and Sealants, Term Loan
5.500%, 07/31/2018	200	202
Sabre Holdings
5.250%, 02/15/2019	494	493
Sears Holdings, 1st Lien Term Loan
0.000%, 06/30/2018 (F)	500	496
Shelf Drilling
6.250%, 05/31/2018	149	149
Sirva Worldwide, Term Loan
7.500%, 03/27/2019	848	856
Smart & Final, Term Loan
4.500%, 11/15/2019 (F)	1	1
Sophos Public
6.500%, 05/10/2019	10	10
Southern Graphic Systems, 1st Lien Cov-Lite
5.000%, 10/17/2019	448	448
Steinway Musical Instruments, 2nd Lien Term Loan
9.250%, 09/18/2020	100	100
Sumtotal Systems
7.250%, 11/16/2018	2	2
6.250%, 11/16/2018	3	3
Sumtotal Systems, Term Loan Cov-Lite
6.250%, 11/16/2018	889	885
Sutherland Global, 1st Lien
7.250%, 03/06/2019	204	203
Sutherland SGS
7.250%, 03/06/2019	92	92
The Harvard Drug Group, 1st Lien Term Loan B
0.000%, 08/14/2020 (F)	259	259
ThermaSys AKA API Heat
6.250%, 01/30/2017	2	2
ThermaSys, Term Loan, 1st Lien
5.250%, 05/03/2019	373	371
Ti Automotive, Term Loan B
5.500%, 03/28/2019	349	352
Tomkins, 1st Lien Cov-Lite
5.000%, 11/09/2018	199	199
Topaz Power, 1st Lien Term Loan
5.250%, 02/26/2020	398	397
Totes Isotoner, 1st Lien Term Loan B
8.000%, 07/07/2017	1	1
7.250%, 07/07/2017	99	99
Transtar Industries, Term Loan, 1st Lien
5.500%, 10/09/2018	298	299

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Transtar Industries, Term Loan, 2nd Lien
9.750%, 10/02/2019	$150	$152
Travelport, Term Loan
6.250%, 06/26/2019	2,240	2,264
U.S. Infrastructure
4.750%, 07/24/2020	100	100
US Shipping, 1st Lien Term Loan
9.000%, 04/11/2018	400	408
Viking Aquisitions
6.000%, 11/05/2016	79	78
Wall Street Systems, 1st Lien
5.750%, 10/25/2019	547	549
Wall Street Systems, 2nd Lien Term Loan Cov-Lite
9.250%, 10/25/2020	150	151

Total Loan Participations (Cost $50,499) ($ Thousands)		50,993

ASSET-BACKED SECURITIES — 12.1%

Other Asset-Backed Securities — 12.1%
Accredited Mortgage Loan Trust, Ser 2007-1, Cl A3
0.309%, 02/25/2037 (B)	798	719
ACE Securities Home Equity Loan Trust, Ser 2006-ASP2, Cl A2D
0.459%, 03/25/2036 (B)	1,750	1,366
Aerco, Ser 2000-2A, Cl A3
0.642%, 07/15/2025 (B) (C)	1,439	1,022
Airplanes Pass-Through Trust, Ser 2001-1A, Cl A9
0.732%, 03/15/2019 (B)	1,411	536
Argent Securities, Ser 2005-W3, Cl A2D
0.519%, 11/25/2035 (B)	425	389
Asset-Backed Securities Home Equity, Ser 2004-HE8, Cl M1
1.229%, 12/25/2034 (B)	750	644
Babcock & Brown Air Funding I Ltd., Ser 2007-1A, Cl G1
0.619%, 11/14/2033 (A) (B)	839	713
Castle Trust, Ser 2003-1AW, Cl A1
0.932%, 05/15/2027 (A) (B)	16	15
CIT Mortgage Loan Trust, Ser 2007-1, Cl 2A3
1.629%, 10/25/2037 (A) (B)	1,000	847
Citi Holdings Liquidating Unrated Performing Assets, Ser 2012-BIZ, Cl A
0.825%, 12/15/2049 (A) (D)	540	432
Citigroup Commercial Mortgage Trust, Ser 2013-375P
3.634%, 05/10/2035	2,000	1,697
Citigroup Mortgage Loan Trust, Ser 2007-WFH2, Cl A4
0.529%, 03/25/2037 (B)	700	555

202	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
COMM Mortgage Trust, Ser FL12, Cl F
0.522%, 12/15/2020 (A) (B)	$718	$696
COMM Mortgage Trust, Ser FL12, Cl E
0.472%, 12/15/2020 (A) (B)	717	696
COMM Mortgage Trust, Ser FL12, Cl D
0.412%, 12/15/2020 (A) (B)	978	955
Emerald Aviation Finance, Ser 2013-1B, Cl B
6.350%, 10/15/2038 (A)	1,500	1,496
First Frankin Mortgage Loan Trust, Ser 2006-FF1, Cl 2A4
0.519%, 01/25/2036 (B)	500	422
Genesis Funding, Ser 2006-1A, Cl G1
0.421%, 12/19/2032 (A) (B)	536	475
GreenPoint Mortgage Funding Trust, Ser 2005-HE4, Cl M1
0.884%, 07/25/2030 (B)	2,900	2,538
GSAA Home Equity Trust, Ser 2006-14, Cl A3A
0.429%, 09/25/2036 (B)	691	384
GSAA Home Equity Trust, Ser 2007-7, Cl A4
0.449%, 07/25/2037 (B)	668	556
Home Equity Asset Trust, Ser 2005-7, Cl M1
0.629%, 01/25/2036 (B)	600	474
Home Equity Asset Trust, Ser 2006-3, Cl 2A4
0.489%, 07/25/2036 (B)	1,000	881
Lehman XS Trust, Ser 2005-7N, Cl 1A1A
0.449%, 12/25/2035 (B)	817	698
Lehman XS Trust, Ser 2006-16N, Cl A4A
0.369%, 11/25/2046 (B)	892	668
New Century Home Equity Loan Trust, Ser 2004-4, Cl M2
0.974%, 02/25/2035 (B)	1,140	1,027
New Century Home Equity Loan Trust, Ser 2005-1, Cl M2
0.659%, 03/25/2035 (B)	693	589
Nomura Resecuritization Trust, Ser 2012-1R, Cl A
0.624%, 08/27/2047 (A) (B)	1,895	1,744
Raspro Trust, Ser 2005-1A, Cl G
0.652%, 03/23/2024 (A) (B) (D)	56	51
Structured Asset Securities Mortgage Loan Trust, Ser 2006-OPT1, Cl A5
0.439%, 04/25/2036 (B)	1,700	1,412
Wachovia Asset Securitization Issuance II, Ser 2007-HE1, Cl A
0.319%, 07/25/2037 (A) (B)	1,102	941
Wells Fargo Home Equity Trust, Ser 2006-3, Cl A2
0.329%, 01/25/2037 (B)	245	221

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)
Willis Engine Securitization Trust II, Ser 2012-A, Cl A
5.500%, 09/15/2037 (A) (C) (D)	$1,923	$1,915

Total Asset-Backed Securities (Cost $28,604) ($ Thousands)		27,774

EXCHANGE TRADED FUNDS — 1.9%
iShares MSCI Spain	63,368	2,202
SPDR EURO STOXX 50 ETF	56,100	2,153

Total Exchange Traded Funds (Cost $4,168) ($ Thousands)		4,355

PREFERRED STOCK — 1.7%
Aspen Insurance Holdings, 5.950% (B)	80,000	1,899
Goldman Sachs Group, 5.500% (B)	60,000	1,346
Morgan Stanley, 7.125% (B)	24,000	605

Total Preferred Stock (Cost $4,100) ($ Thousands)		3,850

MORTGAGE-BACKED SECURITIES — 1.4%

Agency Mortgage-Backed Obligations — 0.8%
FHLMC CMO, Ser 2013-4204, Cl QZ
3.000%, 05/15/2043	717	602
FNMA CMO, Ser 2013-2, Cl LZ
3.000%, 02/25/2043	508	471
FNMA CMO, Ser 2013-52, Cl ZA
3.000%, 06/25/2043	365	314
FNMA CMO, Ser 2013-54, Cl KZ
3.000%, 06/25/2043	138	109
FNMA CMO, Ser 2013-54, Cl QZ
3.000%, 06/25/2033	343	319

		1,815

Non-Agency Mortgage-Backed Obligations — 0.6%
Alliance Bancorp Trust, Ser 2007-OA1, Cl A1
0.419%, 07/25/2037 (B)	633	400
Credit Suisse Mortgage Capital Certificates, Ser TF2A, Cl F
0.582%, 10/15/2021 (A) (B)	250	242
GreenPoint Mortgage Funding Trust 2006-AR1, Ser 2006-AR1, Cl A1A
0.469%, 02/25/2036 (B)	862	665

		1,307

Total Mortgage-Backed Securities (Cost $3,417) ($ Thousands)		3,122

SEI Institutional Managed Trust / Annual Report / September 30, 2013	203

SCHEDULE OF INVESTMENTS

Multi-Asset Income Fund (Continued)

September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

TIME DEPOSIT — 17.0%
Brown Brothers Harriman
0.030%, 10/01/2013	$39,140	$39,140

Total Time Deposit (Cost $39,140) ($ Thousands)		39,140

Total Investments — 104.8%
(Cost $242,389) ($ Thousands)		$241,308

Description	Contracts	Market Value ($ Thousands)

PURCHASED OPTION*† — 0.0%
S&P 500 ETF Trust, Put, Expires 11/16/2013, Strike Price $1,450.00	384	$102

Total Purchased Option (Cost $231) ($ Thousands)		102

WRITTEN OPTION*† — 0.0%
S&P 500 ETF Trust, Put, Expires 11/16/2013, Strike Price $1,300.00	(384)	(27)

Total Written Option (Premiums Received $(57)) ($ Thousands)		$(27)

A list of open centrally cleared swap agreements held by the Fund at September 30, 2013, is as follows:

Interest Rate Swaps
Broker	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Depreciation ($ Thousands)
Bank of America	2.70%	3 Month LIBOR	07/18/23	600	$(4)
Bank of America	1.56%	3 Month LIBOR	07/03/18	11,150	(121)

					$(125)

For the year ended September 30, 2013, the total amount of all open centrally cleared swap agreements, as presented in the table above, is representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $230,356 ($ Thousands).

*	Non-income producing security.

‡	Real Estate Investment Trust.

†	For the year ended September 30, 2013, the total amount of open purchased options and written options, as presented in the Schedule of Investments, are representative of the volume of activity for these derivative types during the year.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effects as of September 30, 2013. The date reported on the Schedule of Investments is the next reset date.

(C)	Security, or a portion thereof, has been pledged as collateral on open reverse repurchase agreements.

(D)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of September 30, 2013 was $29,347 ($ Thousands) and represented 12.7% of Net Assets.

(E)	Unfunded bank loan. Interest rate not available.

(F)	Unsettled bank loan. Interest rate not available.

(G)	Security in default on interest payments.

(H)	Represents equity/residual tranche.

CBO	— Collateralized Bond Obligation

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

ETF — Exchange Traded Fund

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

LIBOR — London Interbank Offered Rate

LLC. — Limited Liability Company

Ltd. — Limited

MSCI — Morgan Stanley Capital International

PLC — Public Limited Company

Ser — Series

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipt

SPV — Special Purpose Vehicle

The following is a list of the level of inputs used as of September 30, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Obligations	$—	$59,743	$—	$59,743
Collateralized Debt Obligations	—	23,275	29,056	52,331
Loan Participations	—	49,990	1,003	50,993
Asset-Backed Securities	—	23,880	3,894	27,774
Exchange Traded Funds	4,355	—	—	4,355
Preferred Stock	1,346	2,504	—	3,850
Mortgage-Backed Securities	—	3,122	—	3,122
Time Deposits	—	39,140	—	39,140

Total Investments in Securities	$5,701	$201,654	$33,953	$241,308

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Option	102	—	—	102
Written Option	(27)	—	—	(27)
Centrally Cleared Swaps
Interest Rate Swaps* Unrealized Depreciation	—	(125)	—	(125)
Reverse Repurchase Agreement**	$(7,125)	$—	$—	$(7,125)

Total Other Financial Instruments	$(7,050)	$(125)	$—	$(7,175)

*	Swaps are valued at the unrealized depreciation on the instrument.
**	See Note 2 for more information on the reverse repurchase agreements.
(1)

Please see Note 2 for details on the unobservable inputs and the interrelationships and sensitivity between these inputs for those Level 3 securities that are not valued by third party pricing vendors or broker quotes.

204	SEI Institutional Managed Trust / Annual Report / September 30, 2013

SCHEDULE OF INVESTMENTS

Multi-Asset Income Fund (Concluded)

September 30, 2013

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value ($ Thousands):

	Loan Participations	Asset-Backed Securities	Collateralized Debt Obligations
Beginning balance as of October 1, 2012	$—	$2,689	$14,433
Accrued discounts/premiums	—	3	95
Realized gain/(loss)	—	77	4,564
Change in unrealized appreciation/(depreciation)	(6)	15	(204)
Net purchases/sales	636	1,110	11,988
Net transfer in and/or out of Level 3	373	—	(1,820)

Ending balance as of September 30, 2013	$1,003	$3,894	$29,056

For the year ended September 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended September 30, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Annual Report / September 30, 2013	205

CONSOLIDATED SCHEDULE OF INVESTMENTS

Multi-Asset Inflation Managed Fund

September 30, 2013

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK — 13.7%

Australia — 0.7%
BHP Billiton	144,610	$4,833
Stockland†	78,730	285

		5,118

Brazil — 1.4%
Duratex*	127,400	753
Petroleo Brasileiro, ADR	199,310	3,087
Petroleo Brasileiro, Cl A ADR	100,220	1,677
Vale, Cl B ADR	359,200	5,104

		10,621

Canada — 2.5%
Agrium	17,369	1,463
Allied Properties, Cl A†	23,490	742
Artis†	43,290	598
Barrick Gold	41,850	781
Brookfield Residential Properties*	23,402	539
Chartwell Retirement Residences†	33,690	331
Cominar†	24,500	459
Dominion Diamond*	53,150	648
Dundee, Cl A (Canada)†	25,310	715
Goldcorp	100,940	2,632
Granite†	23,120	824
New Gold*	57,870	346
North American Palladium*	770,350	739
Potash Corp of Saskatchewan	26,180	820
RioCan†	36,320	859
Suncor Energy	125,990	4,514
Teck Resources, Cl B	89,000	2,397

		19,407

China — 0.5%
China Petroleum & Chemical, Cl H	4,115,400	3,221
China Shenhua Energy, Cl H	265,500	808

		4,029

France — 0.6%
Total	83,980	4,876

Israel — 0.1%
Israel Chemicals	102,410	864

Description	Shares	Market Value ($ Thousands)

Italy — 0.6%
Eni	202,410	$4,644

Japan — 0.3%
Dowa Holdings	94,000	946
JFE Holdings	61,800	1,602

		2,548

Luxembourg — 0.1%
MHP GDR	43,370	687

Netherlands — 1.9%
Koninklijke DSM	24,956	1,884
LyondellBasell Industries, Cl A	28,890	2,116
Royal Dutch Shell, Cl A	285,052	9,407
Ternium ADR	35,750	859

		14,266

Norway — 0.5%
Aker Solutions	80,670	1,133
DNO International*	339,650	754
Odfjell Drilling*	91,624	621
Statoil	52,680	1,196

		3,704

Russia — 0.8%
Gazprom OAO ADR	495,880	4,369
MMC Norilsk Nickel ADR	133,890	1,932

		6,301

Singapore — 0.0%
UOL Group	53,000	260

South Africa — 0.1%
Sappi*	159,070	399

Sweden — 0.1%
Lundin Petroleum*	45,110	973

Switzerland — 0.2%
Glencore Xstrata	312,068	1,702

Thailand — 0.2%
PTT	151,200	1,527

United Kingdom — 3.1%
BG Group	299,390	5,723
BP	771,850	5,414
Johnson Matthey	18,820	856
Mondi	69,400	1,172
Rio Tinto	153,560	7,518
Royal Dutch Shell, Cl B	82,110	2,838

		23,521

Total Foreign Common Stock (Cost $104,492) ($ Thousands)		105,447

206	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 13.5%

Consumer Discretionary — 0.1%
Murphy USA*	4,067	$164
Regal Entertainment Group, Cl A	43,100	818

		982

Energy — 6.5%
Anadarko Petroleum, Cl A	31,250	2,906
Cabot Oil & Gas	20,160	752
Chevron	84,570	10,275
Cimarex Energy	13,390	1,291
Diamond Offshore Drilling	17,500	1,091
EOG Resources	14,910	2,524
Exxon Mobil	172,350	14,829
Halliburton	32,750	1,577
Helmerich & Payne	12,610	869
Hess	20,480	1,584
Murphy Oil	16,270	981
Noble Energy	26,380	1,768
Occidental Petroleum	46,830	4,381
Schlumberger, Cl A	28,600	2,527
Seadrill	17,590	793
Valero Energy	41,500	1,417

		49,565

Financials — 6.0%
Apartment Investment & Management, Cl A†	14,650	409
Armada Hoffler Properties†	32,754	325
Ashford Hospitality Trust†	71,400	881
Associated Estates Realty†	57,940	864
AvalonBay Communities†	8,750	1,112
BioMed Realty Trust†	20,220	376
Boston Properties†	12,000	1,283
Brandywine Realty Trust†	56,100	739
Chesapeake Lodging Trust†	15,890	374
Cole Real Estate Investment†	46,070	565
Corporate Office Properties Trust†	5,680	131
Cousins Properties, Cl A†	78,084	804
CubeSmart†	28,300	505
CyrusOne†	41,852	794
DDR†	58,760	923
DiamondRock Hospitality†	70,292	750
Digital Realty Trust, Cl A†	12,740	677
EPR Properties, Cl A†	4,740	231
Equity Residential†	24,870	1,332
Extra Space Storage†	27,440	1,255
Franklin Street Properties†	4,900	62
General Growth Properties†	57,560	1,110
HCP†	35,040	1,435
Health Care†	21,630	1,349
Home Properties†	2,410	139

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
Host Hotels & Resorts†	56,600	$1,000
Inland Real Estate†	38,150	390
Kimco Realty†	29,510	596
Kite Realty Group Trust†	97,729	580
LaSalle Hotel Properties†	19,340	552
Lexington Realty Trust†	65,570	736
LTC Properties†	25,270	960
Medical Properties Trust†	79,607	969
Mid-America Apartment Communities†	16,850	1,053
National Retail Properties†	12,020	382
Omega Healthcare Investors†	38,940	1,163
Parkway Properties†	50,583	899
Pebblebrook Hotel Trust†	35,250	1,012
Pennsylvania†	20,680	387
ProLogis†	59,950	2,255
Public Storage†	11,030	1,771
Ramco-Gershenson Properties†	32,620	503
Realty Income†	19,310	768
Rexford Industrial Realty*†	38,854	525
RLJ Lodging Trust†	40,998	963
Senior Housing Properties Trust†	19,620	458
Simon Property Group†	28,120	4,168
SL Green Realty†	12,200	1,084
Sovran Self Storage†	2,700	204
STAG Industrial†	43,570	877
Strategic Hotels & Resorts*†	17,290	150
Sun Communities†	21,220	904
Ventas†	23,250	1,430
Vornado Realty Trust†	9,990	840

		46,004

Materials — 0.9%
Commercial Metals, Cl A	98,160	1,664
Freeport-McMoRan Copper & Gold, Cl B	70,720	2,339
Monsanto	30,620	3,196

		7,199

Total Common Stock (Cost $95,512) ($ Thousands)		103,750

CORPORATE OBLIGATIONS — 7.1%

Consumer Discretionary — 0.9%
Comcast
6.450%, 03/15/2037	$185	221
Dana Holding
6.000%, 09/15/2023	148	147
DIRECTV Holdings LLC
3.800%, 03/15/2022	745	695
DISH DBS
5.000%, 03/15/2023	415	385
Dollar General
4.125%, 07/15/2017	94	100

SEI Institutional Managed Trust / Annual Report / September 30, 2013	207

CONSOLIDATED SCHEDULE OF INVESTMENTS

Multi-Asset Inflation Managed Fund (Continued)

September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Ford Motor Credit
5.000%, 05/15/2018	$710	$778
MCE Finance
5.000%, 02/15/2021 (A)	405	389
NBCUniversal Media
4.375%, 04/01/2021	210	226
News America
6.150%, 02/15/2041	165	182
4.500%, 02/15/2021	260	276
4.000%, 10/01/2023 (A)	185	185
3.000%, 09/15/2022	405	379
Omnicom Group
3.625%, 05/01/2022	167	160
Reed Elsevier Capital
8.625%, 01/15/2019	475	605
Sirius XM Radio
4.625%, 05/15/2023 (A)	421	384
Time Warner
4.000%, 01/15/2022	355	359
3.400%, 06/15/2022	595	578
Time Warner Cable
4.000%, 09/01/2021	360	336
Wynn Las Vegas
5.375%, 03/15/2022	285	286

		6,671

Consumer Staples — 0.3%
Altria Group
4.750%, 05/05/2021	210	223
Delhaize Group
6.500%, 06/15/2017	320	363
Kroger
3.400%, 04/15/2022	638	621
Marfrig Overseas
9.500%, 05/04/2020 (A)	375	348
Reynolds American
3.250%, 11/01/2022	330	303
Skandinaviska Enskilda Banken
5.471%, 03/29/2049 (A) (B)	235	239
Tyson Foods
4.500%, 06/15/2022	311	323

		2,420

Energy — 1.4%
CNOOC Finance
3.000%, 05/09/2023	641	576
DCP Midstream
4.750%, 09/30/2021 (A)	220	222
Denbury Resources
4.625%, 07/15/2023	418	383
Energy Transfer Partners
6.125%, 02/15/2017	200	226
5.200%, 02/01/2022	465	489

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Enterprise Products Operating
5.200%, 09/01/2020	$340	$378
Gazprom OAO Via Gaz Capital MTN
6.212%, 11/22/2016	340	372
KazMunayGas National
7.000%, 05/05/2020 (A)	325	366
Kinder Morgan Energy Partners
3.950%, 09/01/2022	990	973
Korea National Oil
3.125%, 04/03/2017 (A)	465	478
Marathon Petroleum
5.125%, 03/01/2021	196	212
MarkWest Energy Partners
4.500%, 07/15/2023	264	249
Nabors Industries
4.625%, 09/15/2021	360	362
Noble Energy
8.250%, 03/01/2019	153	191
4.150%, 12/15/2021	475	495
Petroleos Mexicanos
3.500%, 07/18/2018 (A)	519	525
Petronas Capital
5.250%, 08/12/2019	330	365
Phillips 66
4.300%, 04/01/2022	377	384
Regency Energy Partners
4.500%, 11/01/2023 (A)	114	103
Spectra Energy Capital
6.200%, 04/15/2018	315	362
Transocean
6.500%, 11/15/2020	245	274
6.375%, 12/15/2021	3	3
3.800%, 10/15/2022	291	274
Valero Energy
6.125%, 02/01/2020	480	552
Weatherford International Ltd.
4.500%, 04/15/2022	460	455
Williams
3.700%, 01/15/2023	709	640
Williams Partners
4.000%, 11/15/2021	585	576
3.350%, 08/15/2022	185	171

		10,656

Financials — 2.3%
American International Group
6.400%, 12/15/2020	325	383
4.875%, 06/01/2022	520	558
American Tower†
4.700%, 03/15/2022	365	355
3.500%, 01/31/2023	485	426
Bank of America
5.200%, 12/29/2049 (B)	657	575

208	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Barclays Bank
7.625%, 11/21/2022	$414	$410
6.625%, 03/30/2022	390	605
BNP Paribas
5.186%, 06/29/2049 (A) (B)	259	261
Citigroup
5.950%, 12/29/2049 (B)	790	737
Cooperatieve Centrale Raiffeisen-Boerenleenbank
3.950%, 11/09/2022	357	342
Credit Suisse
6.500%, 08/08/2023 (A)	649	657
Danske Bank MTN
5.684%, 12/31/2049 (B)	309	497
Goldman Sachs Group
5.750%, 01/24/2022	165	183
5.250%, 07/27/2021	350	378
3.625%, 02/07/2016	225	237
Hartford Financial Services Group
5.125%, 04/15/2022	655	717
HBOS Capital Funding
6.071%, 06/30/2049 (A) (B)	399	390
HCP†
5.375%, 02/01/2021	455	495
Health Care†
5.250%, 01/15/2022	695	743
Healthcare Realty Trust†
5.750%, 01/15/2021	285	309
Host Hotels & Resorts†
5.250%, 03/15/2022	190	197
ING Bank
2.000%, 09/25/2015 (A)	665	674
IPIC GMTN
3.750%, 03/01/2017 (A)	460	486
JPMorgan Chase
5.400%, 01/06/2042	175	184
5.150%, 04/05/2023 (B)	284	248
LBG Capital No.2
15.000%, 12/21/2019	430	851
Lincoln National
4.200%, 03/15/2022	355	363
MetLife
5.700%, 06/15/2035	80	89
Metropolitan Life Global Funding I
3.875%, 04/11/2022 (A)	275	282
Morgan Stanley MTN
5.500%, 07/28/2021	585	640
Murray Street Investment Trust I
4.647%, 03/09/2017 (C)	55	58
Nationwide Financial Services
5.375%, 03/25/2021 (A)	470	503
Nomura Holdings MTN
2.000%, 09/13/2016	804	806

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
PNC Bank
3.800%, 07/25/2023	$960	$940
Prudential Financial
5.625%, 06/15/2043 (B)	365	344
Rabobank Capital Funding Trust III
5.254%, 10/21/2016 (A) (B)	380	386
Royal Bank of Scotland MTN
9.500%, 03/16/2022 (B)	124	143
SLM MTN
7.250%, 01/25/2022	315	320
Societe Generale
5.922%, 04/05/2017 (A) (B)	115	117
4.196%, 01/26/2015 (B)	204	274
Standard Chartered MTN
4.000%, 07/12/2022 (B)	775	786

		17,949

Health Care — 0.1%
Actavis
3.250%, 10/01/2022	239	224
HCA
4.750%, 05/01/2023	410	386

		610

Industrials — 0.2%
BE Aerospace
5.250%, 04/01/2022	280	278
CSX
4.750%, 05/30/2042	470	449
Embraer
5.150%, 06/15/2022	149	145
Odebrecht Finance
5.125%, 06/26/2022 (A)	315	305
Republic Services
5.250%, 11/15/2021	320	351

		1,528

Information Technology — 0.3%
Baidu
3.250%, 08/06/2018	418	418
2.250%, 11/28/2017	248	244
Intel
4.800%, 10/01/2041	265	254
Motorola Solutions
3.500%, 03/01/2023	515	481
Oracle
3.875%, 07/15/2020	215	229
Telefonaktiebolaget LM Ericsson
4.125%, 05/15/2022	535	523
Total System Services
3.750%, 06/01/2023	263	243
2.375%, 06/01/2018	262	256

		2,648

SEI Institutional Managed Trust / Annual Report / September 30, 2013	209

CONSOLIDATED SCHEDULE OF INVESTMENTS

Multi-Asset Inflation Managed Fund (Continued)

September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Materials — 0.6%
AngloGold Ashanti Holdings
5.375%, 04/15/2020	$60	$54
Ball
5.000%, 03/15/2022	280	272
Basell Finance BV
8.100%, 03/15/2027 (A)	220	278
Cemex
7.250%, 01/15/2021 (A)	395	394
Cia Minera Milpo SAA
4.625%, 03/28/2023 (A)	428	385
Dow Chemical
4.375%, 11/15/2042	232	201
4.250%, 11/15/2020	210	219
4.125%, 11/15/2021	270	276
Eagle Spinco
4.625%, 02/15/2021 (A)	66	63
Gerdau Trade
5.750%, 01/30/2021 (A)	102	100
4.750%, 04/15/2023 (A)	365	324
International Paper
7.950%, 06/15/2018	295	366
4.750%, 02/15/2022	490	516
Sealed Air
5.250%, 04/01/2023 (A)	332	314
Sociedad Quimica y Minera de Chile
3.625%, 04/03/2023 (A)	408	352
Vale
5.625%, 09/11/2042	645	563

		4,677

Telecommunication Services — 0.7%
AT&T
5.550%, 08/15/2041	245	243
3.000%, 02/15/2022	465	436
Deutsche Telekom International Finance BV
4.875%, 03/06/2042 (A)	500	471
MetroPCS Wireless
6.625%, 04/01/2023 (A)	380	381
MTS International Funding
5.000%, 05/30/2023 (A)	375	344
Rogers Communications
4.000%, 06/06/2022	60	58
Sprint
7.875%, 09/15/2023 (A)	405	413
Telecom Italia Capital
7.175%, 06/18/2019	260	286
Telefonica Emisiones SAU
5.462%, 02/16/2021	200	205
Verizon Communications
7.350%, 04/01/2039	350	428
5.150%, 09/15/2023	1,013	1,086
2.500%, 09/15/2016	526	542

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
VimpelCom Holdings BV
5.200%, 02/13/2019 (A)	$330	$328
Virgin Media Finance
5.250%, 02/15/2022	200	173

		5,394

Utilities — 0.3%
CMS Energy
5.050%, 03/15/2022	185	198
Constellation Energy Group
5.150%, 12/01/2020	70	76
Midamerican Energy Holdings
6.125%, 04/01/2036	390	437
ONEOK
4.250%, 02/01/2022	460	430
Pacific Gas & Electric
4.500%, 12/15/2041	185	169
Perusahaan Listrik Negara
5.500%, 11/22/2021 (A)	440	420
Talent Yield Investments
4.500%, 04/25/2022 (A)	495	493

		2,223

Total Corporate Obligations (Cost $55,979) ($ Thousands)		54,776

MORTGAGE-BACKED SECURITIES — 4.9%

Agency Mortgage-Backed Obligations — 0.5%
FNMA
3.500%, 07/01/2043	3,872	3,953

		3,953

Non-Agency Mortgage-Backed Obligations — 4.4%
Banc of America Commercial Mortgage Trust, Ser 2006-5, Cl A1A
5.415%, 09/10/2047	1,241	1,362
Banc of America Commercial Mortgage Trust, Ser 2007-5, Cl AM
5.772%, 02/10/2051 (B)	262	280
Citigroup Commercial Mortgage Trust, Ser 2006-C4, Cl A1A
5.939%, 03/15/2049 (B)	510	557
COMM Mortgage Trust, Ser 2013-SFS, Cl A1
1.873%, 04/12/2035 (A)	461	444
Commercial Mortgage Trust, Ser 2013-VN05, Cl A
3.187%, 03/13/2035	915	874
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2007-HYB2, Cl 3A1
2.859%, 02/25/2047 (A) (B)	670	525
Credit Suisse Commercial Mortgage Trust, Ser 2006-C3, Cl AJ
5.795%, 06/15/2038 (B)	330	334

210	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CW Capital Cobalt, Ser 2007-C3, Cl A4
5.985%, 05/15/2046 (B)	$566	$632
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2006-AR4, Cl A2
0.374%, 12/25/2036 (A) (B)	842	479
Extended Stay America Trust, Ser 2013-ESFL, Cl A2FL
0.882%, 12/05/2031 (A) (B)	425	423
Extended Stay America Trust, Ser 2013-ESH7, Cl A17
2.295%, 12/05/2031 (A)	560	551
First Horizon Alternative Mortgage Securities Trust, Ser 2006-FA3, Cl A9
6.000%, 07/25/2036 (A)	555	470
Greenwich Capital Commercial Funding, Ser 2007-GG9, Cl A4
5.444%, 03/10/2039	754	834
Greenwich Capital Commercial Funding, Ser 2007-GG9, Cl AM
5.475%, 03/10/2039	613	646
GS Mortgage Securities II, Ser 2013-G1, Cl A1
2.059%, 04/10/2031 (A)	804	797
GS Mortgage Securities II, Ser 2013-KING, Cl A
2.706%, 12/10/2027 (A)	882	874
GS Mortgage Securities II, Ser 2013-KYO, Cl A
1.003%, 11/08/2029 (A) (B)	860	852
HomeBanc Mortgage Trust, Ser 2005-1, Cl A1
0.434%, 03/25/2035 (A) (B)	454	371
IndyMac INDX Mortgage Loan Trust, Ser 2006-AR15, Cl A1
0.299%, 07/25/2036 (A) (B)	635	467
IndyMac INDX Mortgage Loan Trust, Ser 2006-AR27, Cl 2A2
0.379%, 10/25/2036 (A) (B)	667	549
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2004-LN2, Cl A1A
4.838%, 07/15/2041 (A) (B)	1,266	1,293
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB19, Cl AM
5.901%, 02/12/2049 (B)	300	321
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CIBC18, Cl A1A
5.431%, 06/12/2047 (B)	1,992	2,201
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CIBC20, Cl A1A
5.746%, 02/12/2051 (B)	1,716	1,922

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LD11, Cl A4
6.003%, 06/15/2049 (B)	$270	$303
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LD12, Cl A4
5.882%, 02/15/2051 (B)	930	1,045
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LD12, Cl AM
6.000%, 02/15/2051 (B)	254	277
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LDP10, Cl A1A
5.439%, 01/15/2049	1,979	2,199
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LDPX, Cl A3
5.420%, 01/15/2049	925	1,022
LB-UBS Commercial Mortgage Trust, Ser 2007-C2, Cl A3
5.430%, 02/15/2040	735	808
Merrill Lynch Mortgage Trust, Ser 2006-C2, Cl A1A
5.739%, 08/12/2043 (B)	618	683
ML-CFC Commercial Mortgage Trust, Ser 2006-4, Cl A1A
5.166%, 12/12/2049 (B)	2,315	2,535
ML-CFC Commercial Mortgage Trust, Ser 2007-9, Cl A4
5.700%, 09/12/2049	1,220	1,365
Morgan Stanley Capital I Trust, Ser 2007-T27, Cl A1A
5.816%, 06/11/2042 (B)	1,410	1,593
Motel 6 Trust, Ser 2012-MTL6, Cl A2
1.948%, 10/05/2025 (A)	590	579
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A4
3.091%, 08/10/2049	297	285
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A5
2.850%, 12/10/2045	596	556
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C25, Cl A1A
5.726%, 05/15/2043 (B)	1,598	1,741
WF-RBS Commercial Mortgage Trust, Ser 2013-C14, Cl A5
3.337%, 06/15/2046	856	829

		33,878

Total Mortgage-Backed Securities (Cost $38,313) ($ Thousands)		37,831

ASSET-BACKED SECURITIES — 4.9%

Automotive — 3.0%
Ally Auto Receivables Trust, Ser 2013-SN1, Cl A3
0.720%, 05/20/2016	1,464	1,465

SEI Institutional Managed Trust / Annual Report / September 30, 2013	211

CONSOLIDATED SCHEDULE OF INVESTMENTS

Multi-Asset Inflation Managed Fund (Continued)

September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
AmeriCredit Automobile Receivables Trust, Ser 2012-3, Cl A3
0.960%, 01/09/2017	$665	$666
AmeriCredit Automobile Receivables Trust, Ser 2012-4, Cl A2
0.490%, 04/08/2016	558	558
AmeriCredit Automobile Receivables Trust, Ser 2013-1, Cl A2
0.490%, 06/08/2016	610	610
AmeriCredit Automobile Receivables Trust, Ser 2013-3, Cl A3
0.920%, 04/09/2018	1,275	1,275
AmeriCredit Automobile Receivables Trust, Ser 2013-4, Cl A3
0.960%, 04/09/2018	550	551
ARI Fleet Lease Trust, Ser 2013-A, Cl A2
0.700%, 12/15/2015 (A)	794	793
Avis Budget Rental Car Funding AESOP LLC, Ser 2012-2A, Cl A
2.802%, 05/20/2018 (A)	1,540	1,592
Avis Budget Rental Car Funding AESOP LLC, Ser 2012-3A, Cl A
2.100%, 03/20/2019 (A)	435	434
Avis Budget Rental Car Funding AESOP LLC, Ser 2013-2A, Cl A
2.970%, 02/20/2020	594	605
Bank of America Auto Trust, Ser 2012-1, Cl A4
1.030%, 12/15/2016	580	584
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl A2
0.620%, 07/20/2016	608	607
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl A2
1.040%, 11/21/2016	1,115	1,117
CFC, Ser 2013-1A, Cl A
1.650%, 07/17/2017 (A)	603	603
Exeter Automobile Receivables Trust, Ser 2012-2A, Cl A
1.300%, 06/15/2017 (A)	350	351
Exeter Automobile Receivables Trust, Ser 2013-1A, Cl A
1.290%, 10/16/2017 (A)	423	422
Fifth Third Auto Trust, Ser 2013-A, Cl A3
0.610%, 09/15/2017	716	714
Flagship Credit Auto Trust, Ser 2013-1, Cl A
1.320%, 04/16/2018 (A)	345	344
Ford Auto Securitization Trust, Ser 2013-R1A, Cl A2
1.676%, 09/15/2016 (A)	551	537
Ford Auto Securitization Trust, Ser 2013-R4A, Cl A1
1.487%, 08/15/2015	645	627

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Ford Credit Auto Owner Trust, Ser 2012-D, Cl B
1.010%, 05/15/2018	$240	$237
Hertz Vehicle Financing, Ser 2013-1A, Cl A1
1.120%, 08/25/2017 (A)	2,230	2,215
Hyundai Auto Lease Securitization Trust, Ser 2013-A, Cl A3
0.660%, 06/15/2016 (A)	880	880
Hyundai Auto Receivables Trust, Ser 2012-B, Cl C
1.950%, 10/15/2018	170	172
Mercedes-Benz Auto Lease Trust, Ser 2013-A, Cl A3
0.590%, 02/15/2016	623	623
Mercedes-Benz Master Owner Trust, Ser 2012-AA, Cl A
0.790%, 11/15/2017 (A)	1,278	1,272
Navistar Financial Owner Trust, Ser 2012-A, Cl A2
0.850%, 03/18/2015 (A)	241	241
Santander Drive Auto Receivables Trust, Ser 2012-6, Cl A2
0.470%, 09/15/2015	415	415
Santander Drive Auto Receivables Trust, Ser 2013-3, Cl C
1.810%, 04/15/2019	920	902
Santander Drive Auto Receivables Trust, Ser 2013-4, Cl A3
1.110%, 01/15/2016	1,035	1,037
SMART Trust, Ser 2012-4US, Cl A2A
0.670%, 06/14/2015	342	342

		22,791

Credit Cards — 0.8%
American Express Credit Account Master Trust, Ser 2012-2, Cl A
0.680%, 03/15/2018	1,320	1,322
Cabela’s Master Credit Card Trust, Ser 2013-1A, Cl A
2.710%, 02/17/2026 (A)	820	771
Chase Issuance Trust, Ser 2013-A1, Cl A1
1.300%, 02/18/2020	735	723
Dryrock Issuance Trust, Ser 2012-2, Cl A
0.640%, 08/15/2018	870	867
GE Capital Credit Card Master Note Trust, Ser 2012-1, Cl A
1.030%, 01/15/2018	1,000	1,003
GE Capital Credit Card Master Note Trust, Ser 2012-7, Cl A
1.760%, 09/15/2022	650	625

212	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)
World Financial Network Credit Card Master Trust, Ser 2012-B, Cl A
1.760%, 05/17/2021	$380	$380
World Financial Network Credit Card Master Trust, Ser 2013-A, Cl A
1.610%, 12/15/2021	385	378

		6,069

Other Asset-Backed Securities — 1.1%
Ally Master Owner Trust, Ser 2011-3, Cl A2
1.810%, 05/15/2016	1,200	1,209
BMW Floorplan Master Owner Trust, Ser 2012-1A, Cl A
0.582%, 09/15/2017 (A) (B)	906	906
CIT Equipment Collateral, Ser 2012-VT1, Cl A3
1.100%, 08/22/2016 (A)	270	271
CNH Equipment Trust, Ser 2013-C, Cl A2
0.630%, 01/17/2017	741	741
Ford Credit Floorplan Master Owner Trust, Ser 2010-3, Cl A2
1.882%, 02/15/2017 (A) (B)	1,390	1,416
Ford Credit Floorplan Master Owner Trust, Ser 2012-4, Cl A1
0.740%, 09/15/2016	1,485	1,486
Ford Credit Floorplan Master Owner Trust, Ser 2013-1, Cl A2
0.562%, 01/15/2018 (B)	838	838
GE Dealer Floorplan Master Note Trust, Ser 2012-3, Cl A
0.670%, 06/20/2017 (B)	1,075	1,077
GSAA Home Equity Trust, Ser 2006-5, Cl 2A3
0.454%, 03/25/2036 (B)	799	517

		8,461

Total Asset-Backed Securities (Cost $37,500) ($ Thousands)		37,321

EXCHANGE TRADED FUND — 1.0%
Market Vectors Gold Miners ETF	293,940	7,366

Total Exchange Traded Fund (Cost $9,631) ($ Thousands)		7,366

MUNICIPAL BONDS — 0.7%
County of Broward, Airport System Revenue, Ser Q-1, RB
5.000%, 10/01/2042	970	976
Metropolitan Transportation Authority, Ser A, RB
5.000%, 11/15/2038	1,015	1,031
San Antonio, Electric and Gas Authority, RB
5.000%, 02/01/2043	960	996

Description	Face Amount (1) ($ Thousands)/Shares		Market Value ($ Thousands)
South Carolina State, Public Service Authority, Ser A, RB
5.750%, 12/01/2043		$960	$1,042
University of Massachusetts, Building Authority, Ser 1, RB
5.000%, 11/01/2039		960	1,003

Total Municipal Bonds (Cost $4,984) ($ Thousands)			5,048

SOVEREIGN DEBT — 0.1%
Indonesia Government International Bond MTN
3.375%, 04/15/2023 (A)		519	442
Qatar Government International Bond
4.500%, 01/20/2022 (A)		355	379

Total Sovereign Debt (Cost $884) ($ Thousands)			821

PREFERRED STOCK — 0.1%

Financials — 0.1%
Allstate, 5.100% (B)		5,925	138
Morgan Stanley, 7.125% (B)		30,000	756

			894

Total Preferred Stock (Cost $897) ($ Thousands)			894

TIME DEPOSITS — 8.4%
Brown Brothers Harriman
3.951%, 10/01/2013	ZAR	228	23
1.698%, 10/01/2013	AUD	513	480
0.672%, 10/01/2013	NOK	1,390	231
0.400%, 10/01/2013	CAD	66	64
0.250%, 10/01/2013	SEK	80	12
0.106%, 10/01/2013	GBP	369	597
0.030%, 10/01/2013		61,774	61,774
0.019%, 10/01/2013	EUR	347	470
0.005%, 10/01/2013	HKD	3,053	394
0.005%, 10/01/2013	JPY	39,777	405
0.005%, 10/01/2013	SGD	15	12

Total Time Deposits (Cost $64,462) ($ Thousands)			64,462

U.S. TREASURY OBLIGATIONS — 61.5%
U.S. Treasury Inflation Protected Securities
2.625%, 07/15/2017		35,717	40,528
2.500%, 07/15/2016 (D)		50,732	55,980
2.375%, 01/15/2017		3,087	3,424
2.125%, 01/15/2019		7,056	8,008
2.000%, 07/15/2014 (D)		33,088	33,923

SEI Institutional Managed Trust / Annual Report / September 30, 2013	213

CONSOLIDATED SCHEDULE OF INVESTMENTS

Multi-Asset Inflation Managed Fund (Continued)

September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
2.000%, 01/15/2016 (D)	$32,030	$34,255
1.875%, 07/15/2015 (D)	50,520	53,338
1.625%, 01/15/2015 (D)	3,750	3,875
1.625%, 01/15/2018 (D)	18,231	20,036
1.375%, 07/15/2018	59,277	65,065
0.625%, 07/15/2021	3,819	3,975
0.500%, 04/15/2015 (D)	11,566	11,816
0.125%, 04/15/2016 (D) (E)	100,391	103,026
0.125%, 04/15/2017	15,237	15,712
0.125%, 04/15/2018	17,467	17,994

Total U.S. Treasury Obligations (Cost $476,427) ($ Thousands)		470,955

Total Investments — 115.9% (Cost $889,081) ($ Thousands)		$888,671

A list of the open futures contracts held by the Fund at September 30, 2013, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation Depreciation ($ Thousands)
Brent Crude Penultimate	28	Nov-2013	$30
Cocoa	112	Dec-2013	116
Coffee	(109)	Nov-2013	295
Coffee ‘C’	52	Dec-2013	(201)
Corn	(27)	Dec-2013	23
Crude Oil	15	Nov-2013	(37)
Feeder Cattle	(38)	Jan-2014	(72)
Gasoil	(16)	Dec-2013	29
Gold	(73)	Dec-2013	6
Heating Oil	(26)	Nov-2013	102
Lean Hogs	44	Dec-2013	5
Live Cattle	(28)	Dec-2013	(25)
LME Aluminum	(37)	Nov-2013	(39)
LME Copper	5	Nov-2013	2
LME Nickel	9	Nov-2013	(46)
Natural Gas	38	Nov-2013	(41)
Platinum	65	Jan-2014	(130)
Soybean	23	Nov-2013	18
Soybean Meal	15	Dec-2013	49
Soybean Oil	(20)	Dec-2013	22
Sugar No. 11	(39)	Mar-2014	(55)
U.S. 2-Year Treasury Note	(33)	Dec-2013	(19)
U.S. 5-Year Treasury Note	(202)	Dec-2013	(315)
U.S. 10-Year Treasury Note	(313)	Dec-2013	(864)
U.S. Long Treasury Bond	(43)	Dec-2013	(128)

			$(1,275)

For the year ended September 30, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the year.

A list of the open forward foreign currency contracts held by the Fund at September 30, 2013, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
10/11/13	AUD	12,116	USD	11,230	$(89)
10/2/13-11/4/13	BRL	81,006	USD	35,554	(734)
10/11/13-10/17/13	CAD	23,433	USD	22,621	(172)
10/11/13	CNY	26,422	USD	4,286	(28)
10/11/13-11/8/13	EUR	29,256	USD	38,824	(778)
10/11/13-11/8/13	GBP	16,271	USD	25,540	(806)
10/11/13	JPY	1,725,601	USD	17,198	(390)
10/11/13	NOK	26,764	USD	4,511	63
10/11/13	RUB	204,815	USD	6,161	(151)
10/11/13	SEK	5,896	USD	898	(20)
10/11/13	SGD	279	USD	220	(2)
10/11/13	THB	72,493	USD	2,251	(65)
10/11/13	USD	5,910	AUD	6,290	(34)
10/2/13	USD	24,247	BRL	54,004	13
10/11/13	USD	2,438	CAD	2,514	8
10/11/13	USD	18,613	CNY	114,752	123
10/11/13	USD	177	GBP	112	4

					$(3,058)

A list of the counterparties for the open forward foreign currency contracts held by the Fund at September 30, 2013, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays	$(1,238)	$1,224	$(14)
Brown Brothers Harriman	(46,687)	45,907	(780)
Citigroup	(22,927)	23,022	95
Credit Suisse First Boston	(918)	898	(20)
Deutsche Bank	(614)	601	(13)
Goldman Sachs	(470)	461	(9)
JPMorgan Chase Bank	(2,437)	2,445	8
Royal Bank of Canada	(21,552)	21,396	(156)
Royal Bank of Scotland	(91,513)	90,142	(1,371)
Standard Chartered Bank	(24,461)	23,745	(716)
UBS	(11,035)	10,953	(82)

			$(3,058)

For the year ended September 30, 2013, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the year.

A list of open OTC swap agreements held by the Fund at September 30, 2013, are as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	CDX.NA.IG.19 V1-5Y Index	SELL	1.00%	12/20/17	$(3,760)	$50
Bank of America	SOCIETE GENERALE	SELL	3.00%	12/20/17	(550)	27
Deutsche Bank	ANADARKO PETROLEUM Corp.	SELL	1.00%	09/20/17	(500)	22

						$99

214	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
JPMorgan Chase Bank	2.83%	3-Month US LIBOR	04/12/42	$2,790	$394

					$394

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation Depreciation ($ Thousands)
Deutsche Bank	DJ-UBS COMMODITY EX-PRECIOUS METALS INDEX	0.11%	Index Return	12/16/13	$(7,340)	$(119)
Deutsche Bank	DJ-UBS COMMODITY INDEX 2-MONTH FORWARD	0.14%	Index Return	12/16/13	(64,834)	(650)
Credit Suisse	DJ-UBS COMMODITY INDEX 2-MONTH FORWARD	0.14%	Index Return	12/16/13	(76,143)	(763)
Deutsche Bank	DJ-UBS COMMODITY INDEX 2-MONTH FORWARD	0.14%	Index Return	12/16/13	(4,334)	(85)
Deutsche Bank	DJ-UBS COMMODITY INDEX EX INDUSTRIAL METALS	0.12%	Index Return	12/16/13	(7,373)	(161)
UBS Warburg	S&P 500 TOTAL RETURN INDEX	Index Return	1-Month USD LIBOR Plus 45 Bps	03/17/14	104,452	953
UBS Warburg	S&P 500 TOTAL RETURN INDEX	Index Return	1-Month USD LIBOR Plus 30 Bps	04/15/14	7,405	67
UBS Warburg	S&P 500 TOTAL RETURN INDEX	Index Return	1-Month USD LIBOR Plus 30 Bps	04/15/14	1,543	14
Goldman Sachs	S&P 500 TOTAL RETURN INDEX	Index Return	1-Month USD LIBOR Plus 36 Bps	09/15/14	2,166	19
Deutsche Bank	S&P 500 TOTAL RETURN INDEX	Index Return	1-Month USD LIBOR Plus 30 Bps	09/15/14	2,067	19

						$(706)

A list of open centrally cleared swap agreements held by the Fund at September 30, 2013, are as follows:

Interest Rate Swaps
Broker	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Morgan Stanley	1.57%	6M EURIBOR	05/21/23	4,650	$236
Morgan Stanley	3M US LIBOR	2.02%	05/21/23	5,330	(289)

					$(53)

For the year ended September 30, 2013, the total amount of all open OTC and centrally cleared swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $766,368 ($ Thousands).

(1)	In U.S. Dollar unless otherwise indicated.

(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of September 30, 2013.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on September 30, 2013. The coupon on a step bond changes on a specified date.

(D)	Security, or a portion thereof, has been pledged as collateral on open reverse repurchase agreements.

(E)	Security, or portion thereof, has been pledged as collateral on options.

†	Real Estate Investment Trust.

*	Non-income producing security.

ADR — American Depositary Receipt

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

Cl — Class

CNY — Chinese Yuan

DJ — Dow Jones

ETF — Exchange Traded Fund

EUR — Euro

EURIBOR — Euro Interbank Offered Rate

FNMA — Fannie Mae

GBP — British Pound

HKD — Hong Kong Dollar

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

LME — London Metal Exchange

Ltd. — Limited

MTN — Medium Term Note

NOK — Norwegian Krone

OTC — Over The Counter

RB — Revenue Bond

RUB — Russian Ruble

S&P — Standard & Poor’s

Ser — Series

SEK — Sweden Krona

SGD — Singapore Dollar

THB — Thailand Baht

USD — United States Dollar

ZAR — South African Rand

The following is a list of the level of inputs used as of September 30, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Foreign Common Stock	$105,447	$—	$—	$105,447
Common Stock	103,750	—	—	103,750
Corporate Obligations	—	54,776	—	54,776
Mortgage-Backed Securities	—	37,831	—	37,831
Asset-Backed Securities	—	37,321	—	37,321
Preferred Stock	—	894	—	894
Sovereign Debt	—	821	—	821
Exchange Traded Fund	7,366	—	—	7,366
Municipal Bonds	—	5,048	—	5,048
Time Deposits	—	64,462	—	64,462
U.S. Treasury Obligations	—	470,955	—	470,955

Total Investments in Securities	$216,563	$672,108	$—	$888,671

SEI Institutional Managed Trust / Annual Report / September 30, 2013	215

CONSOLIDATED SCHEDULE OF INVESTMENTS

Multi-Asset Inflation Managed Fund (Concluded)

September 30, 2013

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$697	$—	$—	$697
Unrealized Depreciation	(1,972)	—	—	(1,972)
Reverse Repurchase Agreements**	(123,804)	—	—	(123,804)
Forwards*
Unrealized Appreciation	—	103	—	103
Unrealized Depreciation	—	(3,161)	—	(3,161)
OTC Swaps
Credit Default Swaps*
Unrealized Appreciation	—	99	—	99
Total Return Swaps*
Unrealized Appreciation	—	1,072	—	1,072
Unrealized Depreciation	—	(1,778)	—	(1,778)
Interest Rate Swaps*
Unrealized Appreciation	—	394	—	394
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	—	236	—	236
Unrealized Depreciation	—	(289)	—	(289)

Total Other Financial Instruments	$(125,079)	$(3,324)	$—	$(128,403)

*	Futures contracts, forwards contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

**	See Note 2 for more information on the reverse repurchase agreements.

For the year ended September 30, 2013, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Level 1 and Level 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded (See Note 2).

For the year ended September 30, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in

Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

216	SEI Institutional Managed Trust / Annual Report / September 30, 2013

SCHEDULE OF INVESTMENTS

Multi-Asset Capital Stability Fund

September 30, 2013

Description	Face Amount (1) ($ Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT — 5.1%
Bundesobligation
0.250%, 04/13/2018	EUR	3,235	$4,296
Bundesrepublik Deutschland
3.250%, 07/04/2042	EUR	660	1,014
Canadian Government Bond
4.000%, 06/01/2041	CAD	995	1,133
1.250%, 03/01/2018	CAD	4,670	4,439
Japan Government Five Year Bond
0.400%, 03/20/2018	JPY	831,650	8,547
United Kingdom Gilt
4.500%, 12/07/2042	GBP	605	1,164
1.250%, 07/22/2018	GBP	2,660	4,251

Total Sovereign Debt (Cost $24,676) ($ Thousands)			24,844

MORTGAGE-BACKED SECURITIES — 4.7%

Agency Mortgage-Backed Obligations — 4.7%
FHLMC
2.500%, 05/27/2016		6,024	6,313
FNMA
5.250%, 09/15/2016		5,508	6,235
FNMA TBA
3.500%, 10/01/2040		6,464	6,580
3.000%, 10/15/2042		3,875	3,786

Total Mortgage-Backed Securities (Cost $22,534) ($ Thousands)			22,914

U.S. TREASURY OBLIGATIONS — 4.4%
U.S. Treasury Bonds
3.625%, 08/15/2043		1,785	1,764
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/2029		274	393
3.625%, 04/15/2028		228	316
3.375%, 04/15/2032		78	109
2.625%, 07/15/2017		261	297
2.500%, 07/15/2016 to 01/15/2029		478	555
2.375%, 01/15/2017 to 01/15/2027		872	1,022
2.125%, 01/15/2019 to 02/15/2041		517	602
2.000%, 01/15/2016		633	701
1.875%, 07/15/2015 to 07/15/2019		499	544

Description	Face Amount (1) ($ Thousands)/Shares		Market Value ($ Thousands)
1.750%, 01/15/2028		$249	$279
1.625%, 01/15/2015 to 01/15/2018		636	675
1.375%, 07/15/2018 to 01/15/2020		519	569
1.250%, 07/15/2020		458	501
1.125%, 01/15/2021		519	559
0.750%, 02/15/2042		278	238
0.625%, 07/15/2021 to 02/15/2043		747	733
0.500%, 04/15/2015		299	305
0.375%, 07/15/2023		396	394
0.125%, 04/15/2016 to 01/15/2023		3,651	3,666
U.S. Treasury Notes
1.000%, 05/31/2018		7,125	7,034

Total U.S. Treasury Obligations (Cost $21,711) ($ Thousands)			21,256

EXCHANGE TRADED FUNDS — 2.0%

Hong Kong — 0.4%
iShares FTSE A50 China Index ETF		1,572,200	1,989

United States — 1.6%
Invesco Municipal Opportunity Trust		147,730	1,740
iShares National AMT-Free Muni Bond ETF		26,673	2,787
Market Vectors High Yield Municipal Index ETF		92,981	2,718
WisdomTree Japan Hedged Equity Fund		7,797	374

			7,619

Total Exchange Traded Funds (Cost $9,816) ($ Thousands)			9,608

PREFERRED STOCK — 0.7%
Hersha Hospitality Trust, 6.875%‡		49,075	1,135
Pebblebrook Hotel Trust, 6.500%‡		54,050	1,154
Sabra Health Care, 7.125%‡		43,875	1,042

Total Preferred Stock (Cost $3,675) ($ Thousands)			3,331

TIME DEPOSITS — 85.0%
Brown Brothers Harriman
0.030%, 10/01/2013		411,371	411,371
0.019%, 10/01/2013	EUR	—	—
0.005%, 10/01/2013	JPY	1,663	2,694

Total Time Deposits (Cost $414,065) ($ Thousands)			414,065

Total Investments — 101.9% (Cost $496,477) ($ Thousands)			$496,018

SEI Institutional Managed Trust / Annual Report / September 30, 2013	217

SCHEDULE OF INVESTMENTS

Multi-Asset Capital Stability Fund (Continued)

September 30, 2013

Description	Contracts	Market Value ($ Thousands)

PURCHASED OPTIONS*† — 0.1%
October 2013, EUR/MXN Currency Put, Expires 10/04/2013, Strike Price: $16.6353	9,025,000	$—
December 2013, Technology Select Sector Index, Expires 12/21/2013, Strike Price: $33.00	424	19
July 2014, BRL Currency Call, Expires 07/10/2014, Strike Price: $2.764	23,522,000	383
January 2014, Industrial Select Sector Index, Expires 01/18/2014, Strike Price: $50.00	595	20
January 2014, SPDR S&P 500 Index, Expires 01/18/2014, Strike Price: $173.00	182	50

Total Purchased Options (Cost $969) ($ Thousands)		472

WRITTEN OPTIONS — (0.1)%
October 2013, EUR/MXN Currency Put, Expires 10/04/2013, Strike Price: $15.9875	(9,025,000)	—
October 2013, EUR/MXN Currency Call, Expires 10/04/2013, Strike Price: $18.2375	(9,025,000)	(18)
December 2013, Technology Select Sector Index, Expires 12/21/2013, Strike Price: $36.00	(424)	(1)
January 2014, SPDR S&P 500 Index, Expires 01/18/2014, Strike Price: $181.00	(182)	(11)
July 2014, BRL Currency Put, Expires 07/10/2014, Strike Price: $2.2425	(23,522,000)	(575)

Total Written Options (Premiums Received $629) ($ Thousands)		$(605)

A list of the open futures contracts held by the Fund at September 30, 2013, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	51	Dec-2013	$2
Euro-Bobl	14	Dec-2013	13
Euro-Buxl 30 Year Bond	2	Dec-2013	7
Mini Japan 10-YR Bond	21	Dec-2013	13
MSCI EAFE Index E-MINI	233	Dec-2013	93
S&P 500 Index EMINI	306	Dec-2013	(135)
S&P TSE 60 Index	16	Dec-2013	3
Topix Index	11	Dec-2013	41
U.S. 5-Year Treasury Note	182	Dec-2013	222
U.S. Ultra Long Treasury Bond	40	Dec-2013	138

			$397

For the year ended September 30, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the year.

A list of the open forward foreign currency contracts held by the Fund at September 30, 2013, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
10/11/13-12/17/13	JPY	850,505	USD	8,533	$(136)
10/17/13	CAD	9,151	USD	8,710	(190)
10/17/13-12/17/13	USD	5,558	CAD	5,760	41
11/4/13-7/14/14	USD	12,320	BRL	30,060	677
11/8/13-12/17/13	EUR	5,314	USD	7,085	(108)
11/8/13	GBP	3,333	USD	5,298	(98)
12/17/13	USD	319	CLP	163,696	3
12/17/13	USD	120	JPY	11,860	1
12/17/13	USD	879	MXN	11,575	(5)
12/17/13	USD	294	SGD	373	3
12/17/13	USD	539	TRY	1,107	—
12/17/13	USD	303	ZAR	3,068	(1)

					$187

A list of the counterparties for the open forward foreign currency contracts held by the Fund at September 30, 2013, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays	$(4,126)	$4,147	$21
Brown Brothers Harriman	(4,081)	4,048	(33)
Citigroup	(12,296)	12,938	642
Deutsche Bank	(8,480)	8,347	(133)
Goldman Sachs	(14,226)	13,939	(287)
Royal Bank of Canada	(843)	849	6
Royal Bank of Scotland	(5,585)	5,517	(68)
Standard Chartered Bank	(853)	891	39

			$187

For the year ended September 30, 2013, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the year.

218	SEI Institutional Managed Trust / Annual Report / September 30, 2013

A list of open OTC swap agreements held by the Fund at September 30, 2013, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Currency	Notional Amount (Thousands) (1)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	CDX.EM.19.V1-5Y Index	SELL	5.00	06/20/18		(1,120)	$(7)
Bank of America	CDX.EM.19.V1-5Y Index	SELL	5.00	06/20/18		(80)	—
Bank of America	CDX.EM.20.V1-5Y Index	SELL	5.00	12/20/18		(3,360)	(30)
Bank of America	CDX.NA.IG.20.V1-5Y Index	SELL	1.00	06/20/18		(490)	(1)
Bank of America	CDX.NA.IG.20.V1-5Y Index	SELL	1.00	06/20/18		(820)	2
Bank of America	CMBX.NA.BBB.6.V1 Index	SELL	3.00	05/11/63		(2,330)	2
Citibank	CDX.EM.19.V1-5Y Index	SELL	5.00	06/20/18		(4,690)	(13)
Citibank	CDX.EM.19.V1-5Y Index	SELL	5.00	06/20/18		(470)	4
Citibank	CDX.NA.HY.20.V1-5Y Index	SELL	5.00	06/20/18		(2,130)	18
Citibank	CDX.NA.HY.20.V1-5Y Index	SELL	5.00	06/20/18		(170)	1
Citibank	CDX.NA.IG.20.V1-5Y Index	SELL	1.00	06/20/18		(3,380)	4
Citibank	iTRAXX-EUROPE 19.V1-5Y	SELL	1.00	06/20/18	EUR	(200)	—
Citibank	iTRAXX-EUROPE 19.V1-5Y Index	SELL	1.00	06/20/18	EUR	(100)	1
Citigroup	iTRAXX-EUROPE Crossover 19.V1-5Y	SELL	5.00	06/20/18	EUR	(200)	1
Deutsche Bank	CDX.NA.HY.20.V1-5Y Index	SELL	5.00	06/20/18		(310)	7
Deutsche Bank	iTRAXX-EUROPE Crossover 19.V1-5Y	SELL	5.00	06/20/18	EUR	(210)	6
Deutsche Bank	iTRAXX-EUROPE Crossover 19.V1-5Y	SELL	5.00	06/20/18	EUR	(400)	5
Deutsche Bank	iTRAXX-EUROPE 19.V1-5Y	SELL	1.00	06/20/18	EUR	(640)	—
Goldman Sachs	CDX.NA.IG.20.V1-5Y Index	SELL	1.00	06/20/18		(460)	2
JPMorgan Chase Bank	iTRAXX-EUROPE 19.V1-5Y	SELL	1.00	06/20/18	EUR	(400)	3
Morgan Stanley	CDX.NA.IG.20.V1-5Y Index	SELL	1.00	06/20/18		(1,100)	3
Morgan Stanley	PEOPLE’S REPUBLIC OF CHINA	SELL	1.00	09/20/18		(24,120)	(51)
Morgan Stanley	REPUBLIC OF KOREA	BUY	1.00	09/20/18		24,120	(26)
Morgan Stanley Capital Services	CDX.NA.IG.20.V1-5Y Index	SELL	1.00	06/20/18		(740)	—

							$(69)

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date		Notional Amount (Thousands) (1)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Citibank	3 Month CANADIAN DOLLAR OFFERING RATE	2.20%	08/08/18	CAD	1,360	$4
Morgan Stanley	BRAZIL INTERBANK DEPOSIT RATE	9.69%	01/02/15	BRL	36,468	(106)
Citibank	BRAZIL INTERBANK DEPOSIT RATE	9.56%	01/02/15	BRL	8,796	(31)
Morgan Stanley	BRAZIL INTERBANK DEPOSIT RATE	10.02%	01/02/15	BRL	5,255	(7)
Morgan Stanley	BRAZIL INTERBANK DEPOSIT RATE	10.33%	01/02/15	BRL	874	—
Morgan Stanley	BRAZIL INTERBANK DEPOSIT RATE	10.34%	01/02/15	BRL	873	—
Citibank	JIBAR 3 Month RATE	5.57%	05/07/14	ZAR	938,810	(53)
Goldman Sachs	9.94%	BRAZIL INTERBANK DEPOSIT RATE	07/01/14	BRL	27,796	(3)
JPMorgan Chase Bank	6 Month GBP LIBOR	1.54%	08/08/18	GBP	820	(8)
Morgan Stanley	TIIE INDEX 28 DAY LUNAR RATE	4.33%	08/06/14	MXN	138,145	39

						$(165)

A list of open Centrally cleared swap agreements held by the Fund at September 30, 2013, is as follows:

Credit Default Swaps
Broker	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Currency	Notional Amount (Thousands) (1)	Net Unrealized Appreciation (Depreciation) ($Thousands)
Morgan Stanley	CDX.NA.HY.20.V1-5Y Index	SELL	5.00	06/20/18		(1,520)	$(5)
Morgan Stanley	CDX.NA.IG.21.V1-5Y Index	SELL	1.00	12/20/18		(2,440)	(3)
Morgan Stanley	iTRAXX-EUROPE Crossover 20.V1-5Y	SELL	5.00	12/20/18	EUR	(250)	(3)
Morgan Stanley	iTRAXX-EUROPE 20.V1-5Y	SELL	1.00	12/20/18	EUR	(400)	(2)

							$(13)

SEI Institutional Managed Trust / Annual Report / September 30, 2013	219

SCHEDULE OF INVESTMENTS

Multi-Asset Capital Stability Fund (Concluded)

September 30, 2013

Interest Rate Swaps
Broker	Fund Pays	Fund Receives	Termination Date		Notional Amount Thousands	Net Unrealized Appreciation (Depreciation) ($Thousands)
Morgan Stanley	3 Month CANADIAN DOLLAR OFFERING RATE	3.59%	09/25/43	CAD	220	$2
Morgan Stanley	6 Month GBP LIBOR	3.37%	09/25/43	GBP	150	2
Morgan Stanley	6 Month GBP LIBOR	3.39%	09/09/43	GBP	180	5
Morgan Stanley	3 Month CANADIAN DOLLAR OFFERING RATE	3.69%	09/06/43	CAD	350	10
Morgan Stanley	3 Month USD LIBOR	3.00%	09/19/23		7,370	164
Morgan Stanley	3 Month CANADIAN DOLLAR OFFERING RATE	2.28%	09/25/18	CAD	1,120	2
Morgan Stanley	6 Month GBP LIBOR	1.73%	09/25/18	GBP	640	—
Morgan Stanley	1.78%	3 Month USD LIBOR	09/19/18		24,240	(311)
Morgan Stanley	3 Month USD LIBOR	0.53%	09/19/15		26,000	43

						$(83)

For the year ended September 30, 2013, the total amount of all open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $486,926 ($ Thousands).

(1)	In U.S. Dollar unless otherwise indicated.
*	Non-income producing security.
‡	Real Estate Investment Trust.
†	For the year ended September 30, 2013, the total amount of all open purchased and written options, as presented in the Schedule of Investments, are representative of the volume of activity for these derivate types during the year.

BRL — Brazilian Real

CAD — Canadian Dollar

CLP — Chilean Peso

EAFE — Europe, Australasia and Far East

ETF — Exchange Traded Fund

EUR — Euro

DJ — Dow Jones

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound

FTSE — Financial Times and the London Stock Exchange

JIBAR — Johannesburg Interbank Agreed Rate

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

MSCI — Morgan Stanley Capital International

MXN — Mexican Peso

OTC — Over The Counter

PLC — Public Limited Company

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipt

SGD — Singapore Dollar

TBA — To Be Announced

TIIE — Equilibrium Interbank Interest Rate

TRY — Turkish Lira

TSE — Tokyo Stock Exchange

USD — U.S. Dollar

ZAR — South African Rand

The following is a list of the level of inputs used as of September 30, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Time Deposits	$—	$414,065	$—	$414,065
Sovereign Debt	—	24,844	—	24,844
Mortgage-Backed Securities	—	22,914	—	22,914
U.S. Treasury Obligations	—	21,256	—	21,256
Exchange Traded Funds	9,608	—	—	9,608
Preferred Stock	—	3,331	—	3,331

Total Investments in Securities	$9,608	$486,410	$—	$496,018

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$—	$472	$—	$472
Written Options	—	(605)	—	(605)
Futures*
Unrealized Appreciation	532	—	—	532
Unrealized Depreciation	(135)	—	—	(135)
Forwards*
Unrealized Appreciation	—	725	—	725
Unrealized Depreciation	—	(538)	—	(538)
OTC Swaps
Credit Default Swaps*
Unrealized Appreciation	—	59	—	59
Unrealized Depreciation	—	(128)	—	(128)
Interest Rate Swaps*
Unrealized Appreciation	—	43		43
Unrealized Depreciation	—	(208)	—	(208)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Depreciation	—	(13)	—	(13)
Interest Rate Swaps*
Unrealized Appreciation	—	228	—	228
Unrealized Depreciation	—	(311)	—	(311)

Total Other Financial Instruments	$397	$(276)	$—	$121

*	Futures contracts, Forwards and Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the year ended September 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended September 30, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $O or have been rounded to $O.

The accompanying notes are an integral part of the financial statements.

220	SEI Institutional Managed Trust / Annual Report / September 30, 2013

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Statements of Assets and Liabilities ($ Thousands)

September 30, 2013

	Large Cap Fund		Large Cap Value Fund		Large Cap Growth Fund
ASSETS:
Investments, at value†	$2,016,142	*	$1,409,025	*	$1,405,248	*
Affiliated investments, at value††	173,545		93,443		168,878
Cash	24		28		13
Receivable for investment securities sold	4,262		2,164		679
Receivable for fund shares sold	1,770		981		1,061
Dividends and interest receivable	1,780		1,714		606
Prepaid Expenses	25		23		19
Total Assets	2,197,548		1,507,378		1,576,504
LIABILITIES:
Payable upon return on securities loaned	81,402		46,842		129,354
Payable for investment securities purchased	4,569		2,398		1,503
Payable for fund shares redeemed	2,568		2,621		2,907
Payable for variation margin	229		67		38
Administration fees payable	599		420		411
Investment advisory fees payable	592		374		420
Shareholder servicing fees payable Class A	320		256		209
Shareholder servicing fees payable Class I	—		2		2
Chief Compliance Officer fees payable	3		2		2
Administrative servicing fees payable Class I	—		2		1
Accrued expense payable	74		53		49
Total Liabilites	90,356		53,037		134,896
Net Assets	$2,107,192		$1,454,341		$1,441,608
†Cost of investments	1,549,915		1,163,027		1,149,464
††Cost of affiliated investments	173,545		93,443		168,878
*Includes market value of securities on loan	79,181		45,465		126,277
NET ASSETS:
Paid-in-Capital — (unlimited authorization — no par value)	1,534,651		1,326,437		1,169,957
Undistributed (distributions in excess of) net investment income	3,016		3,890		263
Accumulated net realized gain (loss) on investments, options, futures contracts, swap contracts, swaptions and foreign currency	103,473		(121,959)		15,622
Net unrealized appreciation (depreciation) on investments, securities sold short, and affiliated investments	466,227		245,998		255,784
Net unrealized appreciation (depreciation) on futures contracts	(175)		(25)		(18)
Net unrealized depreciation on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	—		—		—
Net Assets	$2,107,192		$1,454,341		$1,441,608
Net Asset Value, Offering and Redemption Price Per Share — Class A	$ 13.95		$ 21.94		$ 30.28
	($2,107,192,052 ÷ 151,004,695 shares	)	($1,444,929,040 ÷ 65,843,945 shares	)	($1,433,284,459 ÷ 47,334,736 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class E	N/A		N/A		N/A

Net Asset Value, Offering and Redemption Price Per Share — Class I	N/A		$21.96		$29.93
			($9,411,932 ÷ 428,679 shares	)	($8,323,819 ÷ 278,078 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	N/A		N/A		N/A

Amounts designated as “—” are $0 or have been rounded to $0.

N/A — Not Applicable. Share class currently not offered.

The accompanying notes are an integral part of the financial statements.

222	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Tax-Managed Large Cap Fund		S&P 500 Index Fund		Small Cap Fund		Small Cap Value Fund		Small Cap Growth Fund		Tax-Managed Small/Mid Cap Fund		Mid-Cap Fund

$2,297,100	*	$2,679,566	*	$390,707	*	$377,295	*	$342,626	*	$467,567	*	$103,459	*
235,594		214,833		92,728		86,826		90,749		71,311		13,525
2,028		15		43		38		2		144		7
1,802		33,513		1,769		837		2,926		2,576		725
2,528		10,064		396		444		317		469		27
2,125		3,248		300		518		96		352		119
29		36		4		6		4		5		2
2,541,206		2,941,275		485,947		465,964		436,720		542,424		117,864

125,772		171,383		70,639		66,092		77,337		48,634		7,046
3,606		1,180		3,758		2,026		1,950		6,915		975
1,273		41,851		382		1,036		617		206		694
362		385		3		3		3		8		9
686		400		115		112		111		137		31
672		68		194		200		172		205		44
225		25		60		54		44		82		12
—		1		—		1		1		—		—
4		4		1		1		1		1		—
—		2		—		1		1		—		—
200		114		15		17		2		20		8
132,800		215,413		75,167		69,543		80,239		56,208		8,819
$2,408,406		$2,725,862		$410,780		$396,421		$356,481		$486,216		$109,045
1,500,933		1,322,280		300,742		324,278		282,009		356,135		92,334
235,594		214,833		92,728		86,826		90,749		71,311		13,525
122,551		166,618		68,514		64,110		74,817		47,136		6,872

1,920,309		1,311,631		300,703		349,610		430,216		355,700		99,268
3,907		11,980		(322)		366		(1,357)		(25)		38
(311,738)		45,189		20,209		(6,688)		(133,100)		18,941		(1,433)
796,167		1,357,286		89,965		53,017		60,617		111,432		11,125
(239)		(224)		225		116		105		169		47
—		—		—		—		—		(1)		—
$2,408,406		$2,725,862		$410,780		$396,421		$356,481		$486,216		$109,045
$16.81		$46.20		$13.32		$23.24		$24.63		$17.10		$24.64
($2,407,950,749 ÷ 143,270,886 shares	)	($352,588,544 ÷ 7,631,857 shares	)	($410,779,954 ÷ 30,837,911 shares	)	($391,113,467 ÷ 16,826,866 shares	)	($353,097,507 ÷ 14,338,934 shares	)	($486,216,172 ÷ 28,441,242 shares	)	($107,487,434 ÷ 4,361,916 shares	)
N/A		$ 46.45		N/A		N/A		N/A		N/A		N/A
		($2,365,696,219 ÷ 50,934,858 shares	)
N/A		$ 46.38		N/A		$ 23.09		$ 23.93		N/A		$ 24.64
		($7,576,870 ÷ 163,382 shares	)			($5,307,581 ÷ 229,914 shares	)	($3,383,717 ÷ 141,427 shares	)			($1,557,782 ÷ 63,210 shares	)
$ 17.31		N/A		N/A		N/A		N/A		N/A		N/A
($455,377 ÷ 26,309 shares	)

SEI Institutional Managed Trust / Annual Report / September 30, 2013	223

Statements of Assets and Liabilities ($ Thousands)

September 30, 2013

	U.S. Managed Volatility Fund		Global Managed Volatility Fund		Tax-Managed Managed Volatility Fund
ASSETS:
Investments, at value†	$816,625		$1,293,348		$584,472
Affiliated investments, at value††	35,767		64,403		36,686
Repurchase agreement†	—		—		—
Cash	100		—		64
Foreign currency, at value†††	21		57		20
Cash collateral on futures	—		—		—
Cash collateral on swaps	—		—		—
Receivable for investment securities sold	—		—		—
Receivable for fund shares sold	586		44,561		579
Dividends and interest receivable	1,481		4,625		933
Receivable for variation margin	—		—		—
OTC swap contracts, at value††††	—		—		—
Options purchased, at value#	—		—		—
Swaptions purchased, at value‡	—		—		—
Unrealized gain on forward foreign currency contracts	—		186		—
Unrealized gain on foreign spot currency contracts	—		—		—
Prepaid Expenses	10		16		7
Total Assets	854,590		1,407,196		622,761
LIABILITIES:
Payable upon return on securities loaned	—		—		—
Payable for securities sold short@	—		—		—
Payable for investment securities purchased	—		—		—
Payable for fund shares redeemed	1,364		1,752		576
Dividends on securities sold short	—		—		—
Payable to custodian	—		—		—
Payable for variation margin	165		480		141
Administration fees payable	244		390		177
Investment advisory fees payable	263		517		189
Shareholder servicing fees payable Class A	174		278		126
Shareholder servicing fees payable Class I	—		—		—
Chief Compliance Officer fees payable	1		2		1
Trustees fees payable	—		—		—
Administrative servicing fees payable Class I	—		—		—
Income distribution payable	—		—		—
OTC swap contracts, at value††††	—		—		—
Options written, at valuep	—		—		—
Unrealized loss on forward foreign currency contracts	—		3,439		—
Unrealized loss on foreign spot currency contracts	—		—		—
Accrued expense payable	30		68		21
Total Liabilities	2,241		6,926		1,231
Net Assets	$852,349		$1,400,270		$621,530
†Cost of investments and repurchase agreements	665,634		1,176,434		461,187
††Cost of affiliated investments	35,767		64,403		36,686
†††Cost of foreign currency/(overdraft of foreign currency)	20		50		19
††††Premiums received/(paid)	—		—		—
# Cost of options purchased	—		—		—
p Premiums received	—		—		—
‡ Cost of swaptions purchased	—		—		—
@ Proceeds from securities sold short	—		—		—
* Includes market value of securities on loan	—		—		—

NET ASSETS:
Paid-in-Capital — (unlimited authorization — no par value)	654,774		1,180,261		473,402
Undistributed (distributions in excess of) net investment income	3,414		54,890		2,358
Accumulated net realized gain (loss) on investments, securities sold short, options, futures contracts, swap contracts, swaptions and foreign currency	43,281		51,651		22,591
Net unrealized appreciation (depreciation) on investments, securities sold short, and affiliated investments	150,991		116,914		123,285
Net unrealized depreciation on futures contracts	(112)		(260)		(107)
Net unrealized appreciation (depreciation) on swap contracts	—		—		—
Net unrealized appreciation (depreciation) on options	—		—		—
Net unrealized appreciation on swaptions	—		—		—
Net unrealized appreciation (depreciation) on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	1		(3,186)		1
Net Assets	$852,349		$1,400,270		$621,530
Net Asset Value, Offering and Redemption Price Per Share — Class A	$ 16.09		$ 11.00		$ 12.70
	($851,118,724 ÷ 52,900,456 shares	)	($1,399,315,536 ÷ 127,212,411 shares	)	($621,530,046 ÷ 48,928,104 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class I	$ 16.07		$ 10.84		N/A
	($1,230,112 ÷ 76,541 shares	)	($954,160 ÷ 88,025 shares	)
Amounts designated as “—” are $0 or have been rounded to $0.

N/A — Not Applicable. Share class currently not offered.

The accompanying notes are an integral part of the financial statements.

224	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Real Estate Fund		Enhanced Income Fund	Core Fixed Income Fund	U.S. Fixed Income Fund	High Yield Bond Fund		Real Return Fund	Multi-Strategy Alternative Fund

$202,432	*	$199,449	$2,011,594 *	$1,037,929 *	$1,898,742	*	$308,145	$407,332
26,641		2,022	156,705	77,563	153,391		125	15,186
—		1,000	—	—	—		—	—
—		194	—	—	—		—	26,061
—		—	796	—	—		—	2
—		100	—	—	—		—	—
—		—	—	—	624		—	—
718		1,138	260,272	117,158	13,360		—	3,648
2,457		156	1,534	2,558	2,136		365	393
565		569	11,447	4,787	31,679		744	48
—		—	26	14	—		—	—
—		—	1,765	202	—		—	—
—		—	—	—	—		—	9
—		—	1,577	—	—		—	—
—		—	—	—	—		—	—
—		—	—	—	—		—	1
3		3	29	13	25		5	5
232,816		204,631	2,445,745	1,240,224	2,099,957		309,384	452,685

19,982		—	88,895	12,248	6		—	—
—		—	—	—	—		—	22,014
1,949		8,953	431,476	201,822	64,425		—	2,990
2,242		379	3,226	1,489	2,442		438	686
—		—	—	—	—		—	31
—		—	24	13	1,980		—	—
—		4	121	30	12		—	—
60		25	441	232	561		75	109
100		63	404	215	686		38	104
24		—	31	55	72		—	—
—		—	3	—	3		—	—
—		—	3	1	3		—	1
—		—	—	—	—		—	—
—		—	3	—	3		—	—
—		—	544	1,773	1,386		—	—
—		—	1,089	—	—		—	—
—		—	2	1	—		—	—
—		—	452	—	—		—	—
—		—	—	—	—		—	1
18		18	280	112	174		12	16
24,375		9,442	526,994	217,991	71,753		563	25,952
$208,441		$195,189	$1,918,751	$1,022,233	$2,028,204		$308,821	$426,733
171,850		203,609	1,990,379	1,025,796	1,868,541		309,937	397,106
26,641		2,022	156,705	77,563	153,391		125	15,186
—		—	778	—	—		—	2
—		—	(45)	—	—		—	—
—		—	—	—	—		—	11
—		—	(93)	(17)	—		—	—
—		—	1,055	—	—		—	—
—		—	—	—	—		—	(21,505)
19,282		—	86,200	11,898	6		—	—

197,339		321,013	1,948,511	1,021,374	2,089,507		312,067	430,335
1,753		1,110	(3,792)	108	9,349		(170)	1,734
(21,233)		(123,651)	(47,668)	(10,882)	(100,841)		(1,284)	(15,050)
30,582		(3,160)	21,215	12,133	30,201		(1,792)	9,717
—		(123)	(426)	(718)	—		—	—
—		—	721	202	(12)		—	—
—		—	91	16	—		—	(2)
—		—	522	—	—		—	—
—		—	(423)	—	—		—	(1)
$208,441		$195,189	$1,918,751	$1,022,233	$2,028,204		$308,821	$426,733
$15.42		$7.61	$11.20	$10.15	$7.68		$10.19	$9.79
($207,875,720 ÷ 13,481,816 shares	)	($194,820,985 ÷ 25,614,970 shares )	($1,904,623,261 ÷ 170,083,195 shares )	($1,022,232,939 ÷ 100,746,047 shares )	($1,989,355,058 ÷ 259,175,525 shares	)	($308,821,342 ÷ 30,311,612 shares )	($426,733,045 ÷ 43,593,932 shares )
$15.39		$7.59	$11.19	N/A	$7.49		N/A	N/A
($564,835 ÷ 36,710 shares	)	($367,530 ÷ 48,429 shares )	($14,127,713 ÷ 1,262,287 shares )		($38,849,249 ÷ 5,187,524 shares	)

SEI Institutional Managed Trust / Annual Report / September 30, 2013	225

Consolidated Statements of Assets and Liabilities/Statements of Assets and Liabilities ($ Thousands)

September 30, 2013

Multi-Asset Accumulation Fund
ASSETS:
Investments, at value†	$801,668
Affiliated investments, at value††	558,119
Cash	13,451
Foreign currency, at value†††	—
Cash collateral on futures	56,576
Cash collateral on options	—
Cash collateral on reverse repurchase agreements	—
Cash collateral on swaps	3,067
Receivable from custodian	4,824
Receivable for investment securities sold	174
Receivable for fund shares sold	1,287
Dividends and interest receivable	1,521
Receivable for variation margin	2,224
OTC swap contracts, at value††††	4,529
Options purchased, at value#	—
Foreign tax reclaim receivable	76
Unrealized gain on forward foreign currency contracts	2,534
Unrealized gain on foreign spot currency contracts	33
Prepaid Expenses	15
Total Assets	1,450,098
LIABILITIES:
Payable for investment securities purchased	9,781
Payable for fund shares redeemed	1,928
Payable to custodian	—
Payable for variation margin	7,542
Administration fees payable	399
Investment advisory fees payable	691
Shareholder servicing fees payable Class (A)	202
Chief Compliance Officer fees payable	2
Income distribution payable	—
OTC swap contracts, at value††††	3,811
Options written, at valuep	—
Reverse repurchase agreements	—
Overdraft of foreign currency, at value†††	4,268
Unrealized loss on forward foreign currency contracts	6,863
Unrealized loss on foreign spot currency contracts	—
Accrued expense payable	48
Total Liabilities	35,535
Net Assets	$1,414,563
†Cost of investments and repurchase agreements	787,030
††Cost of affiliated investments	558,119
†††Cost of foreign currency/(overdraft of foreign currency)	526
††††Premiums received/(paid)	—
# Cost of options purchased	—
p Premiums received	—

NET ASSETS:
Paid-in-Capital — (unlimited authorization — no par value)	1,395,846
Undistributed (distributions in excess of) net investment income	2,389
Accumulated net realized loss on investments, options, futures contracts, swap contracts, swaptions and foreign currency	(5,105)
Net unrealized appreciation (depreciation) on investments, and affiliated investments	14,638
Net unrealized appreciation (depreciation) on futures contracts	9,353
Net unrealized depreciation on swap contracts	1,693
Net unrealized depreciation on options	—
Net unrealized appreciation (depreciation) on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	(4,251)
Net Assets	$1,414,563
Net Asset Value, Offering and Redemption Price Per Share — Class A	$10.30
($1,414,562,622 ÷ 137,363,692 shares )

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

226	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Multi-Asset Income Fund	Multi-Asset Inflation Managed Fund	Multi-Asset Capital Stability Fund

$241,308	$888,671	$496,018
—	—	—
434	163	124
—	121	—
—	3,432	3,127
384	—	—
559	—	—
181	—	149
—	—	—
4,798	2,233	183
447	837	565
2,246	2,740	231
6	156	25
—	1,588	1,379
102	—	472
—	47	3
—	103	725
—	2	—
2	9	5
250,467	900,102	503,006

11,764	3,261	10,198
309	890	628
484	10	—
94	237	436
30	220	79
108	256	159
—	68	—
—	1	1
145	—	—
—	1,778	744
27	—	605
7,125	123,804	—
—	—	2,677
—	3,161	538
—	—	—
25	48	15
20,111	133,734	16,080
$230,356	$766,368	$486,926
242,389	889,081	496,477
—	—	—
—	109	(2,677)
—	23	869
231	—	969
(57)	—	(629)

226,986	806,376	491,748
1,117	(15,131)	(248)
3,558	(19,886)	(3,897)
(1,081)	(410)	(459)
—	(1,275)	397
(125)	(266)	(330)
(99)	—	(473)
—	(3,040)	188
$230,356	$766,368	$486,926
$10.60	$9.42	$9.94
($230,356,210 ÷ 21,724,453 shares )	($766,368,180 ÷ 81,348,786 shares )	($486,925,959 ÷ 48,985,270 shares )

SEI Institutional Managed Trust / Annual Report / September 30, 2013	227

Statements of Operations ($ Thousands)

For the year ended September 30, 2013

	Large Cap Fund	Large Cap Value Fund	Large Cap Growth Fund
Investment Income:
Dividends	$32,440	$31,258	$15,915
Dividends from Affiliated Investments*†	21	11	10
Interest Income	3	142	9
Securities Lending Income — Net	193	295	120
Less: Foreign Taxes Witheld	(173)	(37)	(96)
Total Investment Income	32,484	31,669	15,958
Expenses:
Investment Advisory Fees	6,914	4,859	5,441
Administration Fees	6,205	4,859	4,761
Shareholder Servicing Fees Class (A)	4,432	3,449	3,380
Shareholder Servicing Fees Class (I)	—	21	21
Shareholder Servicing Fees Class (Y)	—	—	—
Administrative Servicing Fees Class (I)	—	21	21
Trustee Fees	27	22	21
Chief Compliance Officer Fees	12	9	8
Printing Fees	116	86	84
Professional Fees	97	71	68
Custodian/Wire Agent Fees	118	94	91
Registration Fees	53	44	46
Interest expense	—	—	—
Licensing Fees	—	—	—
Other Expenses	21	20	19
Total Expenses	17,995	13,555	13,961
Less:
Waiver of Investment Advisory Fees	(773)	(511)	(580)
Waiver of Shareholder Servicing Fees Class (A)	(1,262)	(624)	(1,162)
Waiver of Shareholder Servicing Fees Class (I)	—	(6)	(10)
Waiver of Shareholder Servicing Fees Class (Y)	—	—	—
Waiver of Administration Fees	—	—	—
Fees Paid Indirectly	(154)	(19)	(63)
Net Expenses	15,806	12,395	12,146
Net Investment Income (Loss)	16,678	19,274	3,812
Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	117,938	135,832	160,976
Futures Contracts	6,857	2,465	3,583
Foreign Currency Transactions	(18)	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	216,794	129,161	64,230
Affiliated Investments	—	5,163	3,659
Futures Contracts	(120)	(25)	(18)
Net Increase in Net Assets from Operations	$358,129	$291,870	$236,242

*	See Note 6 in Notes to Financial Statements.
†	Portion of the income is from the investment of collateral in an affiliated security.

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

228	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Tax-Managed Large Cap Fund	S&P 500 Index Fund	Small Cap Fund	Small Cap Value Fund	Small Cap Growth Fund	Tax-Managed Small/Mid Cap Fund	Mid-Cap Fund

$39,713	$63,744	$3,421	$7,416	$2,303	$5,192	$1,500
15	15	3	4	2	3	1
4	3	2	1	1	2	—
294	293	355	292	935	378	42
(191)	(53)	(6)	(18)	(4)	(4)	(1)
39,835	64,002	3,775	7,695	3,237	5,571	1,542

8,418	858	2,064	2,530	2,030	2,569	401
7,366	6,293	1,111	1,362	1,093	1,383	350
5,259	801	794	962	774	988	247
—	20	—	12	7	—	3
1	—	—	—	—	—	—
—	20	—	12	7	—	3
32	45	5	6	5	6	2
13	18	2	2	2	3	1
134	180	21	24	20	26	6
111	145	18	19	16	22	6
143	192	21	27	21	27	7
62	79	9	14	11	11	3
—	2	—	1	—	—	—
—	365	—	—	—	—	—
31	42	10	10	7	16	3
21,570	9,060	4,055	4,981	3,993	5,051	1,032

(1,145)	—	(189)	(116)	(162)	(510)	—
(1,660)	(224)	(228)	(381)	(342)	(119)	(5)
—	(8)	—	(6)	(3)	—	—
(1)	—	—	—	—	—	—
(2)	(1,019)	—	—	—	—	—
(3)	(4)	(14)	(23)	(7)	(28)	(1)
18,759	7,805	3,624	4,455	3,479	4,394	1,026
21,076	56,197	151	3,240	(242)	1,177	516

52,844	54,526	22,316	44,837	39,455	27,478	15,948
5,270	7,221	2,854	1,435	1,422	2,545	1,007
—	—	—	—	—	4	—

343,775	378,702	66,948	44,665	47,460	72,141	7,078
4,313	3,816	—	3,821	3,037	238	334
(240)	1,016	305	155	147	273	90
$427,038	$501,478	$92,574	$98,153	$91,279	$103,856	$24,973

SEI Institutional Managed Trust / Annual Report / September 30, 2013	229

Statements of Operations ($ Thousands)

For the year ended September 30, 2013

	U.S. Managed Volatility Fund	Global Managed Volatility Fund	Tax-Managed Managed Volatility Fund
Investment Income:
Dividends	$20,968	$42,070	$15,224
Dividends from Affiliated Investments*†	8	19	6
Interest Income	1	13	1
Securities Lending Income — Net	—	—	—
Less: Foreign Taxes Witheld	(143)	(2,033)	(107)
Total Investment Income	20,834	40,069	15,124
Expenses:
Investment Advisory Fees	4,864	8,143	3,436
Administration Fees	2,619	4,385	1,850
Shareholder Servicing Fees Class (A)	1,869	3,130	1,321
Shareholder Servicing Fees Class (I)	2	1	—
Administrative Servicing Fees Class (I)	2	1	—
Trustee Fees	11	19	8
Chief Compliance Officer Fees	5	9	3
Printing Fees	48	82	34
Professional Fees	41	69	29
Custodian/Wire Agent Fees	52	157	37
Registration Fees	21	27	13
Overdraft Fees	—	2	—
Dividend expense	—	—	—
Interest expense	—	—	—
Fees for securities sold short	—	—	—
Other Expenses	10	49	8
Total Expenses	9,544	16,074	6,739
Less:
Waiver of Investment Advisory Fees	(2,048)	(2,146)	(1,446)
Waiver of Shareholder Servicing Fees Class (A)	—	—	—
Waiver of Shareholder Servicing Fees Class (I)	—	—	—
Waiver of Administration Fees	—	—	—
Fees Paid Indirectly	—	—	—
Net Expenses	7,496	13,928	5,293
Net Investment Income	13,338	26,141	9,831
Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	44,934	61,569	23,032
Secuitires Sold Short	—	—	—
Futures Contracts	4,341	11,996	2,389
Options	—	—	—
Swaptions	—	—	—
Swap Contracts	—	—	—
Foreign Currency Transactions	(87)	51,379	(48)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	62,988	30,535	52,726
Secuitires Sold Short	—	—	—
Affiliated Investments	—	—	—
Futures Contracts	(50)	71	(55)
Options	—	—	—
Swaptions	—	—	—
Swap Contracts	—	—	—
Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	(4)	(5,418)	1
Net Increase (Decrease) in Net Assets from Operations	$125,460	$176,273	$87,876

*	See Note 6 in Notes to Financial Statements.
†	Portion of the income is from the investment of collateral in an affiliated security.

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

230	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Real Estate Fund	Enhanced Income Fund	Core Fixed Income Fund	U.S. Fixed Income Fund	High Yield Bond Fund	Real Return Fund	Multi-Strategy Alternative Fund

$4,330	$2	$50	$—	$529	$—	$5,486
2	—	34	20	29	2	6
—	4,768	68,667	24,388	132,340	2,824	7
17	—	52	9	—	—	—
(3)	(1)	(1)	(3)	(22)	—	(3)
4,346	4,769	68,802	24,414	132,876	2,826	5,496

1,374	712	5,837	2,665	9,219	668	5,696
740	623	5,943	2,713	6,619	1,062	1,329
527	444	5,264	2,422	4,714	759	949
2	1	42	—	14	—	—
2	1	42	—	14	—	—
3	3	33	15	29	5	6
1	1	13	6	12	2	3
13	12	128	61	117	19	24
11	9	101	49	91	15	20
15	12	145	64	128	20	26
9	5	73	31	59	10	11
—	—	—	—	—	—	—
—	—	—	—	—	—	251
1	—	—	—	3	—	—
—	—	—	—	—	—	130
3	40	497	320	202	6	7
2,701	1,863	18,118	8,346	21,221	2,566	8,452

(134)	(9)	(389)	(155)	(1,105)	(81)	(4,599)
(142)	(444)	(3,406)	(1,782)	(3,231)	(759)	(949)
(1)	(1)	(32)	—	(10)	—	—
—	(338)	—	—	—	(356)	(123)
(8)	—	—	—	—	—	—
2,416	1,071	14,291	6,409	16,875	1,370	2,781
1,930	3,698	54,511	18,005	116,001	1,456	2,715

30,569	236	(4,501)	(3,701)	47,671	1,328	(1,431)
—	—	—	—	—	—	(5,033)
—	208	5,851	3,559	—	57	—
—	—	407	114	—	—	(19)
—	—	275	—	—	—	—
—	—	(3,019)	(181)	(3,325)	—	—
—	—	1,116	342	—	—	(20)

(26,140)	7	(84,935)	(34,209)	(28,408)	(8,432)	13,129
—	—	—	—	—	—	(418)
1,477	—	3,267	—	—	—	—
—	(99)	(2)	(513)	—	—	—
—	—	(196)	(1)	—	—	(3)
—	—	522	—	—	—	—
—	—	3,472	396	1,409	—	—
—	—	710	50	—	—	(1)
$7,836	$4,050	$(22,522)	$(16,139)	$133,348	$(5,591)	$8,919

SEI Institutional Managed Trust / Annual Report / September 30, 2013	231

Consolidated Statements of Operations/Statements of Operations ($ Thousands)

For the year ended September 30, 2013

Multi-Asset Accumulation Fund
Investment Income:
Dividends	$2,970
Dividends from Affiliated Investments*	60
Interest Income	4,923
Less: Foreign Taxes Witheld	(176)
Total Investment Income	7,777
Expenses:
Investment Advisory Fees	9,006
Administration Fees	4,203
Shareholder Servicing Fees Class (A)	3,002
Trustee Fees	18
Chief Compliance Officer Fees	9
Printing Fees	77
Professional Fees	65
Custodian/Wire Agent Fees	58
Registration Fees	23
Interest expense	—
Other Expenses	17
Total Expenses	16,478
Less:
Waiver of Investment Advisory Fees	(1,672)
Waiver of Shareholder Servicing Fees Class (A)	(737)
Waiver of Administration Fees	—
Net Expenses	14,069
Net Investment Income (Loss)	(6,292)
Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	(8,910)
Futures Contracts	28,438
Options	—
Swaptions	—
Swap Contracts	(9,657)
Foreign Currency Transactions	(5,950)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	4,204
Futures Contracts	10,728
Options	—
Swaptions	—
Swap Contracts	38
Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	(5,468)
Net Increase (Decrease) in Net Assets from Operations	$7,131

Amounts designated as "—" are $0 or have been rounded to $0.

*	See Note 3 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

232	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Multi-Asset Income Fund	Multi-Asset Inflation Managed Fund	Multi-Asset Capital Stability Fund

$139	$5,828	$191
—	—	—
11,379	4,788	1,572
—	(415)	—
11,518	10,201	1,763

959	3,685	1,738
559	2,345	1,520
400	1,675	1,086
2	10	7
1	4	3
11	44	28
10	36	23
8	29	14
2	—	—
292	196	—
1	26	12
2,245	8,050	4,431

(2)	(784)	—
(399)	(1,023)	(1,086)
(272)	—	(645)
1,572	6,243	2,700
9,946	3,958	(937)

2,558	(6,664)	(6,728)
—	4,046	3,879
176	(1,324)	(298)
—	—	(72)
230	(36,191)	1,086
—	4,341	917

(3,458)	(6,789)	(2,990)
—	(1,300)	1,252
222	136	(473)
—	—	(518)
(125)	(1,536)	(855)
—	(2,440)	(281)
$9,549	$(43,763)	$(6,018)

SEI Institutional Managed Trust / Annual Report / September 30, 2013	233

Statements of Changes in Net Assets ($ Thousands)

For the years ended September 30,

	Large Cap Fund		Large Cap Value Fund		Large Cap Growth Fund
	2013	2012	2013	2012	2013	2012
Operations:
Net Investment Income (Loss)	$16,678	$14,253	$19,274	$20,244	$3,812	$2,673
Net Realized Gain (Loss) from Investments and Futures Contracts	124,795	97,479	138,297	76,899	164,559	184,995
Net Realized Loss on Foreign Currency Transactions	(18)	(4)	—	—	—	—
Net Change in Unrealized Appreciation of Investments, Affiliated Investments and Futures Contracts	216,674	322,662	134,299	243,993	67,871	171,228
Net Increase in Net Assets from Operations	358,129	434,390	291,870	341,136	236,242	358,896
Dividends and Distributions From:
Net Investment Income:
Class A	(17,476)	(13,802)	(19,919)	(20,439)	(5,289)	(1,505)
Class E	—	—	—	—	—	—
Class I	—	—	(99)	(100)	(17)	—
Class Y	—	—	—	—	—	—
Net Capital Gains:
Class A	(76,749)	(111,905)	—	—	—	—
Total Dividends and Distributions	(94,225)	(125,707)	(20,018)	(20,539)	(5,306)	(1,505)
Capital Share Transactions(1):
Class A:
Proceeds from Shares Issued	741,781	704,194	181,708	182,466	169,212	168,146
Reinvestment of Dividends and Distributions	84,285	114,481	18,690	19,265	4,954	1,416
Cost of Shares Redeemed	(471,037)	(1,161,041)	(370,082)	(373,280)	(325,201)	(448,713)
Increase (Decrease) in Net Assets Derived from Class A Transactions	355,029	(342,366)	(169,684)	(171,549)	(151,035)	(279,151)
Class E:
Proceeds from Shares Issued	—	—	—	—	—	—
Reinvestment of Dividends and Distributions	—	—	—	—	—	—
Cost of Shares Redeemed	—	—	—	—	—	—
Increase (Decrease) in Net Assets Derived from Class E Transactions	—	—	—	—	—	—
Class I:
Proceeds from Shares Issued	—	—	2,529	1,577	1,930	2,090
Reinvestment of Dividends and Distributions	—	—	82	84	13	—
Cost of Shares Redeemed	—	—	(2,511)	(2,981)	(3,559)	(2,240)
Increase (Decrease) in Net Assets Derived from Class I Transactions	—	—	100	(1,320)	(1,616)	(150)
Class Y:
Proceeds from Shares Issued	—	—	—	—	—	—
Reinvestment of Dividends and Distributions	—	—	—	—	—	—
Cost of Shares Redeemed	—	—	—	—	—	—
Decrease in Net Assets Derived from Class Y Transactions	—	—	—	—	—	—
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	355,029	(342,366)	(169,584)	(172,869)	(152,651)	(279,301)
Net Increase (Decrease) in Net Assets	618,933	(33,683)	102,268	147,728	78,285	78,090
Net Assets:
Beginning of Year	1,488,259	1,521,942	1,352,073	1,204,345	1,363,323	1,285,233
End of Year	$2,107,192	$1,488,259	$1,454,341	$1,352,073	$1,441,608	$1,363,323
Undistributed (Distributions in Excess of) Net Investment Income/(Accumulated Net Investment Loss) Included in Net Assets at Year End	$3,016	$3,705	$3,890	$4,571	$263	$1,660
(1)	See Note 7 in Notes to Financial Statements.
(2)	Includes subscriptions as a result of an in-kind transfer of securities (See Note 12).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

234	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Tax-Managed Large Cap Fund		S&P 500 Index Fund		Small Cap Fund		Small Cap Value Fund		Small Cap Growth Fund
2013	2012	2013	2012	2013	2012	2013	2012	2013	2012

$21,076	$16,925	$56,197	$37,430	$151	$200	$3,240	$2,679	$(242)	$(430)
58,114	(5,136)	61,747	28,195	25,170	11,427	46,272	36,139	40,877	22,731
—	(24)	—	—	—	(1)	—	—	—	—
347,848	427,192	383,534	405,151	67,253	49,228	48,641	66,102	50,644	59,395
427,038	438,957	501,478	470,776	92,574	60,854	98,153	104,920	91,279	81,696

(22,238)	(15,517)	(5,744)	(27,545)	(1,304)	(294)	(3,759)	(3,816)	(1,204)	—
—	—	(50,619)	(4,552)	—	—	—	—	—	—
—	—	(127)	(113)	—	—	(31)	(29)	(3)	—
(11)	(10)	—	—	—	—	—	—	—	—

—	—	—	—	(12,456)	(33,642)	—	—	—	—
(22,249)	(15,527)	(56,490)	(32,210)	(13,760)	(33,936)	(3,790)	(3,845)	(1,207)	—

549,378	334,928	128,355	115,870	143,753	140,655	63,958	55,183	41,621	44,093
20,023	14,056	5,353	4,261	11,833	30,099	3,470	3,532	1,115	—
(448,897)	(385,106)	(125,075)	(146,918)	(77,671)	(147,530)	(174,668)	(130,832)	(79,892)	(96,286)
120,504	(36,122)	8,633	(26,787)	77,915	23,224	(107,240)	(72,117)	(37,156)	(52,193)

—	—	359,283	1,543,849 (2)	—	—	—	—	—	—
—	—	49,551	26,787	—	—	—	—	—	—
—	—	(1,017,719)	(556,755)	—	—	—	—	—	—
—	—	(608,885)	1,013,881	—	—	—	—	—	—

—	—	2,060	2,136	—	—	1,786	1,449	1,255	902
—	—	82	76	—	—	28	26	3	—
—	—	(4,262)	(2,898)	—	—	(1,990)	(2,089)	(1,315)	(1,884)
—	—	(2,120)	(686)	—	—	(176)	(614)	(57)	(982)

410	1	—	—	—	—	—	—	—	—
11	9	—	—	—	—	—	—	—	—
(1,228)	(94)	—	—	—	—	—	—	—	—
(807)	(84)	—	—	—	—	—	—	—	—
119,697	(36,206)	(602,372)	986,408	77,915	23,224	(107,416)	(72,731)	(37,213)	(53,175)
524,486	387,224	(157,384)	1,424,974	156,729	50,142	(13,053)	28,344	52,859	28,521

1,883,920	1,496,696	2,883,246	1,458,272	254,051	203,909	409,474	381,130	303,622	275,101
$2,408,406	$1,883,920	$2,725,862	$2,883,246	$410,780	$254,051	$396,421	$409,474	$356,481	$303,622
$3,907	$4,900	$11,980	$11,914	$(322)	$235	$366	$508	$(1,357)	$(213)

SEI Institutional Managed Trust / Annual Report / September 30, 2013	235

Statements of Changes in Net Assets ($ Thousands) (Continued)

For the years ended September 30,

	Tax-Managed Small/Mid Cap Fund
	2013	2012
Operations:
Net Investment Income	$1,177	$753
Net Realized Gain from Investments and Futures Contracts	30,023	14,736
Net Realized Gain (Loss) on Foreign Currency Transactions	4	(4)
Net Change in Unrealized Appreciation of Investments, Affiliated Investments and Futures Contracts	72,652	56,633
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	—	—
Net Increase in Net Assets from Operations	103,856	72,118
Dividends and Distributions From:
Net Investment Income:
Class A	(1,558)	(1,060)
Class I	—	—
Net Capital Gains:
Class A	—	—
Class I	—	—
Total Dividends and Distributions	(1,558)	(1,060)
Capital Share Transactions(1):
Class A:
Proceeds from Shares Issued	126,018	80,865
Reinvestment of Dividends and Distributions	1,380	945
Cost of Shares Redeemed	(79,819)	(71,826)
Increase (Decrease) in Net Assets Derived from Class A Transactions	47,579	9,984
Class I:
Proceeds from Shares Issued	—	—
Reinvestment of Dividends and Distributions	—	—
Cost of Shares Redeemed	—	—
Increase (Decrease) in Net Assets Derived from Class I Transactions	—	—
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	47,579	9,984
Net Increase in Net Assets	149,877	81,042
Net Assets:
Beginning of Year	336,339	255,297
End of Year	$486,216	$336,339
Undistributed (Distributions in Excess of) Net Investment Income Included in Net Assets at Year End	$(25)	$237

(1)	See Note 7 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

236	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Mid-Cap Fund		U.S. Managed Volatility Fund		Global Managed Volatility Fund
2013	2012	2013	2012	2013	2012

$516	$444	$13,338	$10,184	$26,141	$15,155
16,955	580	49,275	48,443	73,565	26,141
—	—	(87)	(45)	51,379	(9,022)
7,502	19,249	62,938	59,672	30,606	66,044

—	—	(4)	42	(5,418)	(2,695)
24,973	20,273	125,460	118,296	176,273	95,623

(621)	(464)	(13,076)	(8,978)	(26,158)	—
(5)	(4)	(11)	(10)	(6)	—

—	—	(5,613)	—	—	—
—	—	(5)	—	—	—
(626)	(468)	(18,705)	(8,988)	(26,164)	—

65,909	40,346	325,032	364,739	684,976	512,151
423	317	16,039	7,888	23,967	—
(67,988)	(49,263)	(231,892)	(298,985)	(387,846)	(202,261)
(1,656)	(8,600)	109,179	73,642	321,097	309,890

860	548	741	2,347	728	423
5	4	16	10	6	—
(718)	(690)	(349)	(1,841)	(131)	(142)
147	(138)	408	516	603	281
(1,509)	(8,738)	109,587	74,158	321,700	310,171
22,838	11,067	216,342	183,466	471,809	405,794

86,207	75,140	636,007	452,541	928,461	522,667
$109,045	$86,207	$852,349	$636,007	$1,400,270	$928,461
$38	$117	$3,414	$3,007	$54,890	$711

SEI Institutional Managed Trust / Annual Report / September 30, 2013	237

Statements of Changes in Net Assets ($ Thousands) (Continued)

For the years ended September 30,

	Tax-Managed Managed Volatility Fund		Real Estate Fund		Enhanced Income Fund
	2013	2012	2013	2012	2013	2012
Operations:
Net Investment Income	$9,831	$6,214	$1,930	$1,014	$3,698	$3,741
Net Realized Gain (Loss) from Investments, Securities Sold Short Affiliated Investments, Futures Contracts, Options, Swaptions and Swap Contracts	25,421	11,912	30,569	7,484	444	(170)
Net Realized Gain (Loss) on Foreign Currency Transactions	(48)	(19)	—	—	—	—
Net Change in Unrealized Appreciation (Depreciation) of Investments, Securities Sold Short, Affiliated Investments, Futures Contracts, Options, Swaptions and Swap Contracts	52,671	49,655	(24,663)	35,170	(92)	4,526
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	1	18	—	—	—	—
Net Increase in Net Assets from Operations	87,876	67,780	7,836	43,668	4,050	8,097
Dividends and Distributions From:
Net Investment Income:
Class A	(9,506)	(5,344)	(2,449)	(1,530)	(3,329)	(3,713)
Class I	—	—	(6)	(3)	(5)	(1)
Net Capital Gains:
Class A	(13,481)	(11,698)	—	—	—	—
Class I	—	—	—	—	—	—
Total Dividends and Distributions	(22,987)	(17,042)	(2,455)	(1,533)	(3,334)	(3,714)
Capital Share Transactions(1):
Class A:
Proceeds from Shares Issued	233,883	170,479	98,442	96,716	116,708	76,570
Reinvestment of Dividends and Distributions	19,553	14,346	2,327	1,455	2,983	3,353
Cost of Shares Redeemed	(138,869)	(72,897)	(89,751)	(91,256)	(86,622)	(82,204)
Increase (Decrease) in Net Assets Derived from Class A Transactions	114,567	111,928	11,018	6,915	33,069	(2,281)
Class I:
Proceeds from Shares Issued	—	—	463	358	477	50
Reinvestment of Dividends and Distributions	—	—	6	3	5	1
Cost of Shares Redeemed	—	—	(517)	(304)	(184)	(2)
Increase (Decrease) in Net Assets Derived from Class I Transactions	—	—	(48)	57	298	49
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	114,567	111,928	10,970	6,972	33,367	(2,232)
Net Increase (Decrease) in Net Assets	179,456	162,666	16,351	49,107	34,083	2,151
Net Assets:
Beginning of Year	442,074	279,408	192,090	142,983	161,106	158,955
End of Year	$621,530	$442,074	$208,441	$192,090	$195,189	$161,106
Undistributed (Distributions in Excess of) Net Investment Income Included in Net Assets at Year End	$2,358	$1,939	$1,753	$2,258	$1,110	$773

(1)	See Note 7 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

238	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Core Fixed Income Fund		U.S. Fixed Income Fund		High Yield Bond Fund		Real Return Fund		Multi-Strategy Alternative Fund
2013	2012	2013	2012	2013	2012	2013	2012	2013	2012

$54,511	$63,021	$18,005	$21,882	$116,001	$121,432	$1,456	$1,686	$2,715	$2,121
(987)	39,479	(209)	34,207	44,346	21,132	1,385	7,613	(6,483)	(314)
1,116	2,704	342	(2)	—	—	—	—	(20)	(3)
(77,872)	75,324	(34,327)	3,296	(26,999)	130,328	(8,432)	481	12,708	5,537

710	(1,996)	50	(50)	—	—	—	—	(1)	—
(22,522)	178,532	(16,139)	59,333	133,348	272,892	(5,591)	9,780	8,919	7,341

(57,910)	(67,158)	(19,701)	(23,830)	(112,376)	(115,755)	(1,678)	(4,468)	(1,930)	(5,784)
(419)	(444)	—	—	(316)	(652)	—	—	—	—

—	(16,527)	(26,951)	(26,190)	—	(7,404)	(6,613)	(2,417)	—	—
—	(114)	—	—	—	(5)	—	—	—	—
(58,329)	(84,243)	(46,652)	(50,020)	(112,692)	(123,816)	(8,291)	(6,885)	(1,930)	(5,784)

424,683	524,263	410,499	551,984	1,159,582	1,212,958	133,450	161,434	175,525	154,901
51,889	76,137	40,293	43,982	92,794	101,964	7,341	6,174	1,769	5,319
(664,520)	(706,361)	(264,218)	(679,278)	(1,036,189)	(1,027,123)	(101,734)	(260,417)	(92,464)	(118,869)

(187,948)	(105,961)	186,574	(83,312)	216,187	287,799	39,057	(92,809)	84,830	41,351

7,629	3,914	—	—	39,083	34,303	—	—	—	—
326	415	—	—	271	557	—	—	—	—
(8,143)	(5,755)	—	—	(14,511)	(22,290)	—	—	—	—

(188)	(1,426)	—	—	24,843	12,570	—	—	—	—

(188,136)	(107,387)	186,574	(83,312)	241,030	300,369	39,057	(92,809)	84,830	41,351
(268,987)	(13,098)	123,783	(73,999)	261,686	449,445	25,175	(89,914)	91,819	42,908

2,187,738	2,200,836	898,450	972,449	1,766,518	1,317,073	283,646	373,560	334,914	292,006
$1,918,751	$2,187,738	$1,022,233	$898,450	$2,028,204	$1,766,518	$308,821	$283,646	$426,733	$334,914
$(3,792)	$(3,474)	$108	$166	$9,349	$848	$(170)	$(6)	$1,734	$174

SEI Institutional Managed Trust / Annual Report / September 30, 2013	239

Consolidated Statements of Changes in Net Assets/Statements of Changes in Net Assets ($ Thousands) (Concluded)

For the years or periods ended September 30,

	Multi-Asset Accumulation Fund (2)
	2013	04/09/12 to 09/30/2012
Operations:
Net Investment Income (Loss)	$(6,292)	$(1,823)
Net Realized Gain (Loss) from Investments, Futures Contracts, Written Options and Swap Contracts	9,871	35,177
Net Realized Gain (Loss) on Foreign Currency Transactions	(5,950)	1,591
Net Change in Unrealized Appreciation (Depreciation) of Investments, Futures Contracts, Written Options, Written Swaptions and Swap Contracts	14,970	10,714
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	(5,468)	1,217
Net Increase (Decrease) in Net Assets from Operations	7,131	46,876
Dividends and Distributions From:
Net Investment Income:
Class A	(641)	(3,211)
Net Capital Gains:
Class A	(31,438)	—
Return of Capital:
Class A	—	—
Total Dividends and Distributions	(32,079)	(3,211)
Capital Share Transactions(1):
Class A:
Proceeds from Shares Issued	682,870	1,020,724
Reinvestment of Dividends and Distributions	29,368	3,012
Cost of Shares Redeemed	(232,454)	(107,674)
Increase in Net Assets Derived from Class A Transactions	479,784	916,062
Increase in Net Assets Derived from Capital Share Transactions	479,784	916,062
Net Increase in Net Assets	454,836	959,727
Net Assets:
Beginning of Year/Period	959,727	—
End of Year/Period	$1,414,563	$959,727
Undistributed (Distributions in Excess of) Net Investment Income (Loss) Included in Net Assets at Year/Period End	$2,389	$(2,465)

(1)	See Note 7 in Notes to Financial Statements.
(2)	Commenced operations on April 9, 2012.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

240	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Multi-Asset Income Fund (2)		Multi-Asset Inflation Managed Fund (2)		Multi-Asset Capital Stability Fund (2)
2013	04/09/12 to 09/30/12	2013	04/09/12 to 09/30/12	2013	04/09/12 to 09/30/12

$9,946	$1,486	$3,958	$1,042	$(937)	$(419)
2,964	274	(40,133)	301	(2,133)	2,963
—	—	4,341	(124)	917	(1,561)
(3,361)	2,056	(9,489)	7,538	(3,584)	2,719
—	—	(2,440)	(600)	(281)	469
9,549	3,816	(43,763)	8,157	(6,018)	4,171

(7,937)	(1,276)	(2,639)	(601)	(315)	(6)

(782)	—	(372)	—	(2,654)	—

—	—	—	(1,875)	—	—
(8,719)	(1,276)	(3,011)	(2,476)	(2,969)	(6)

223,521	90,729	405,369	579,104	271,527	377,782
6,814	1,118	2,701	2,311	2,552	5
(85,308)	(9,888)	(135,183)	(46,841)	(126,027)	(34,091)
145,027	81,959	272,887	534,574	148,052	343,696
145,027	81,959	272,887	534,574	148,052	343,696
145,857	84,499	226,113	540,255	139,065	347,861

84,499	—	540,255	—	347,861	—
$230,356	$84,499	$766,368	$540,255	$486,926	$347,861
$1,117	$40	$(15,131)	$(4,415)	$(248)	$(1,774)

SEI Institutional Managed Trust / Annual Report / September 30, 2013	241

Statement of Cash Flows/Consolidated Statement of Cash Flows ($ Thousands)

For the year ended September 30, 2013

	Multi-Asset Income Fund	Multi-Asset Inflation Managed Fund
Cash Flows from Operating Activities:
Net Increase (Decrease) in Net Assets from Operations	$9,549	$(43,763)
Adjustments to Reconcile Net Increase (Decrease) in Net Assets Resulting from Operations to Net Cash Used in Operating Activities:
Purchase of Investment Securities	(257,747)	(1,021,132)
Proceeds from Disposition of Investment Securities	112,296	697,551
Purchased Options/Purchases to Cover Written Options	(3,052)	(2,858)
Proceeds from Sale of Options/Expired Options	2,967	1,907
Amortization (Accretion) of Market Discount	(1,087)	5,255
Net Realized (Gain) Loss on:
Investments	(2,558)	6,664
Options	(176)	1,324
Net Change in Unrealized (Appreciation) Depreciation on:
Investments	3,458	6,789
Options	(222)	(136)
Changes in Assets:
Foreign currency, at value	—	515
Cash collateral on futures	—	(1,331)
Cash collateral on reverse repos	(559)	—
Cash collateral on swaps	(181)	—
Receivable for investment securities sold	(3,895)	294
Dividends and interest receivable	(1,315)	(933)
Receivable for variation margin	(6)	166
Swap contracts, at value	—	(144)
Foreign tax reclaim receivable	—	(47)
Unrealized loss on forward foreign currency contracts	—	205
Unrealized gain on foreign spot currency contracts	—	(2)
Prepaid expenses	(1)	(4)
Changes in Liabilities:
Payable for investment securities purchased	8,505	(6,333)
Payable for variation margin	94	211
Payable to custodian	484	10
Administration fees payable	8	68
Investment advisory fees payable	69	66
Shareholder servicing fees payable Class (A)	—	49
Swap contracts, at value	—	1,569
Reverse repurchase agreements	(15,018)	59,427
Unrealized gain on forward foreign currency contracts	—	2,254
Unrealized loss on foreign spot currency contracts	—	(1)
Accrued expense payable	(13)	9
Net Cash Used in Operating Activities	(148,400)	(292,351)
Cash Flows from Financing Activities:
Dividends and Distributions	(8,719)	(3,011)
Proceeds from Shares Issued	223,442	405,630
Reinvestment of Dividends and Distributions	6,904	2,701
Cost of Shares Redeemed	(85,113)	(134,676)
Net Cash Provided by Financing Activities	136,514	270,644
Net Change in Cash	(11,886)	(21,707)
Cash at beginning of year	12,320	21,870
Cash at end of year	$434	$163
Supplemental Disclosure of Cash Flow Information:
Interest Paid	$292	$196

Amounts	designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

242	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Financial Highlights

For years or periods ended September 30, (unless otherwise indicated)

For a Share Outstanding Throughout the Periods

	Net Asset Value, Beginning of Period	Net Investment Income (1)		Net Realized and Unrealized Gains (Losses) on Securities(1)		Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Large Cap Fund
Class A
2013	$12.15	$0.12		$2.43		$2.55	$(0.13)	$(0.62)	$(0.75)	$13.95	22.23%	$2,107,192	0.89%	0.89%	1.01%	0.94%	49%
2012	10.15	0.10		2.72		2.82	(0.09)	(0.73)	(0.82)	12.15	29.04	1,488,259	0.89	0.89	1.02	0.89	50
2011	10.77	0.08		(0.22)		(0.14)	(0.08)	(0.40)	(0.48)	10.15	(1.71)	1,521,942	0.89	0.89	1.02	0.70	100
2010(9)	10.00	0.10		0.80		0.90	(0.08)	(0.05)	(0.13)	10.77	9.00	1,395,899	0.89	0.89	1.02	0.96	90
Large Cap Value Fund
Class A
2013	$18.02	$0.28		$3.92		$4.20	$(0.28)	$—	$(0.28)	$21.94	23.55%	$1,444,929	0.89%	0.89%	0.97%	1.39%	55%
2012	14.13	0.25		3.89		4.14	(0.25)	—	(0.25)	18.02	29.54	1,344,405	0.89	0.89	0.98	1.51	37
2011	14.75	0.22		(0.61)		(0.39)	(0.23)	—	(0.23)	14.13	(2.89)	1,197,272	0.89	0.89	0.98	1.35	63
2010	13.83	0.21		0.94		1.15	(0.23)	—	(0.23)	14.75	8.43	1,504,082	0.89	0.89	0.98	1.48	64
2009	15.79	0.30		(1.92)		(1.62)	(0.34)	—	(0.34)	13.83	(9.88)	1,843,530	0.89	0.90	0.99	2.51	69
Class I
2013	$18.02	$0.23		$3.95		$4.18	$(0.24)	$—	$(0.24)	$21.96	23.35%	$9,412	1.11%	1.11%	1.22%	1.16%	55%
2012	14.13	0.21		3.89		4.10	(0.21)	—	(0.21)	18.02	29.20	7,668	1.11	1.11	1.23	1.28	37
2011	14.76	0.18		(0.62)		(0.44)	(0.19)	—	(0.19)	14.13	(3.14)	7,073	1.11	1.11	1.23	1.13	63
2010	13.83	0.18		0.95		1.13	(0.20)	—	(0.20)	14.76	8.23	10,358	1.11	1.11	1.24	1.25	64
2009	15.78	0.26		(1.90)		(1.64)	(0.31)	—	(0.31)	13.83	(10.05)	11,433	1.11	1.12	1.24	2.19	69
Large Cap Growth Fund
Class A
2013	$25.57	$0.08		$4.73		$4.81	$(0.10)	$—	$(0.10)	$30.28	18.89%	$1,433,284	0.89%	0.89%	1.02%	0.28%	69%
2012	19.77	0.05		5.78		5.83	(0.03)	—	(0.03)	25.57	29.47	1,354,774	0.89	0.90	1.03	0.19	88
2011	19.66	0.06		0.14		0.20	(0.09)	—	(0.09)	19.77	0.97	1,278,538	0.89	0.89	1.03	0.27	108
2010	17.62	0.12		2.04		2.16	(0.12)	—	(0.12)	19.66	12.29	1,602,130	0.89	0.89	1.03	0.63	83
2009	18.39	0.11		(0.77)		(0.66)	(0.11)	—	(0.11)	17.62	(3.47)	2,034,096	0.89	0.90	1.04	0.74	96
Class I
2013	$25.28	$0.02		$4.68		$4.70	$(0.05)	$—	$(0.05)	$29.93	18.62%	$8,324	1.11%	1.11%	1.27%	0.06%	69%
2012	19.57	—	*	5.71		5.71	—	—	—	25.28	29.18%	8,549	1.11	1.12	1.28	(0.02)	88
2011	19.47	0.01		0.14		0.15	(0.05)	—	(0.05)	19.57	0.73	6,695	1.11	1.11	1.28	0.05	108
2010	17.44	0.08		2.02		2.10	(0.07)	—	(0.07)	19.47	12.06	7,953	1.11	1.11	1.28	0.41	83
2009	18.20	0.07		(0.76)		(0.69)	(0.07)	—	(0.07)	17.44	(3.69)	9,153	1.11	1.12	1.29	0.51	96
Tax-Managed Large Cap Fund
Class A
2013	$13.88	$0.15		$2.94		$3.09	$(0.16)	$—	$(0.16)	$16.81	22.47%	$2,407,951	0.89%	0.89%	1.02%	1.00%	42%
2012	10.80	0.12		3.07		3.19	(0.11)	—	(0.11)	13.88	29.70	1,882,834	0.89	0.89	1.03	0.96	53
2011	11.02	0.10		(0.22)		(0.12)	(0.10)	—	(0.10)	10.80	(1.20)	1,495,783	0.89	0.89	1.03	0.78	72
2010	10.19	0.10		0.84		0.94	(0.11)	—	(0.11)	11.02	9.26	1,534,797	0.89	0.89	1.04	0.95	58
2009	11.08	0.13		(0.87)		(0.74)	(0.15)	—	(0.15)	10.19	(6.44)	1,596,020	0.89	0.90	1.04	1.54	67
Class Y
2013	$14.26	$0.22		$3.00		$3.22	$(0.17)	$—	$(0.17)	$17.31	22.80%	$455	0.56%	0.56%	0.72%	1.42%	42%
2012	11.07	0.17		3.14		3.31	(0.12)	—	(0.12)	14.26	30.03	1,086	0.56	0.56	0.73	1.29	53
2011	11.24	0.14		(0.21)		(0.07)	(0.10)	—	(0.10)	11.07	(0.68)	913	0.56	0.56	0.73	1.14	72
2010	10.37	0.01		0.97		0.98	(0.11)	—	(0.11)	11.24	9.54	2,980	0.56	0.56	0.74	1.28	58
2009	11.24	0.16		(0.88)		(0.72)	(0.15)	—	(0.15)	10.37	(6.12)	3,094	0.56	0.57	0.74	1.85	67
S&P 500 Index Fund
Class A
2013	$39.60	$0.76		$6.61		$7.37	$(0.77)	$—	$(0.77)	$46.20	18.87%	$352,589	0.43%	0.43%	0.54%	1.78%	6%
2012	31.03	0.64		8.51		9.15	(0.58)	—	(0.58)	39.60	29.74	294,234	0.43	0.43	0.54	1.76	18
2011	31.30	0.55		(0.26	)(5)	0.29	(0.56)	—	(0.56)	31.03	0.75	255,345	0.43	0.43	0.53	1.61	61
2010	29.01	0.56		2.29		2.85	(0.56)	—	(0.56)	31.30	9.93	325,796	0.43	0.43	0.54	1.85	20
2009	32.43	0.57		(3.12)		(2.55)	(0.61)	(0.26)	(0.87)	29.01	(7.33)	451,069	0.43	0.43	0.55	2.31	29
Class E
2013	$39.79	$0.85		$6.65		$7.50	$(0.84)	$—	$(0.84)	$46.45	19.11%	$2,365,696	0.25%	0.25%	0.29%	1.99%	6%
2012	31.17	0.71		8.54		9.25	(0.63)	—	(0.63)	39.79	29.97	2,580,512	0.25	0.25	0.29	1.92	18
2011	31.42	0.61		(0.25	)(5)	0.36	(0.61)	—	(0.61)	31.17	0.96	1,195,729	0.25	0.25	0.29	1.76	61
2010	29.12	0.61		2.29		2.90	(0.60)	—	(0.60)	31.42	10.10	1,046,410	0.25	0.25	0.29	2.02	20
2009	32.54	0.61		(3.12)		(2.51)	(0.65)	(0.26)	(0.91)	29.12	(7.16)	855,876	0.25	0.25	0.30	2.44	29

SEI Institutional Managed Trust / Annual Report / September 30, 2013	243

Financial Highlights (Continued)

For years or periods ended September 30, (unless otherwise indicated)

For a Share Outstanding Throughout the Periods

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Securities(1)		Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends, Distributions and Return of Capital	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
S&P 500 Index Fund (continued)
Class I
2013	$39.73	$0.67	$6.65		$7.32	$(0.67)	$—	$(0.67)	$46.38	18.60%	$7,577	0.65%	0.65%	0.79%	1.58%	6%
2012	31.12	0.56	8.54		9.10	(0.49)	—	(0.49)	39.73	29.46	8,500	0.65	0.65	0.79	1.53	18
2011	31.37	0.47	(0.25	)(5)	0.22	(0.47)	—	(0.47)	31.12	0.56	7,198	0.65	0.65	0.79	1.35	61
2010	29.07	0.49	2.29		2.78	(0.48)	—	(0.48)	31.37	9.66	8,341	0.65	0.65	0.79	1.63	20
2009	32.47	0.51	(3.12)		(2.61)	(0.53)	(0.26)	(0.79)	29.07	(7.53)	8,566	0.65	0.65	0.80	2.07	29
Small Cap Fund
Class A
2013	$10.62	$0.01	$3.25		$3.26	$(0.05)	$(0.51)	$(0.56)	$13.32	32.40%	$410,780	1.14%	1.14%	1.28%	0.08%	72%
2012	9.51	0.01	2.67		2.68	(0.01)	(1.56)	(1.57)	10.62	29.93	254,051	1.14	1.15	1.28	0.08	114
2011	11.14	(0.01)	(0.55)		(0.56)	(0.01)	(1.06)	(1.07)	9.51	(6.54)	203,909	1.14	1.14	1.28	(0.09)	123
2010(9)	10.00	0.01	1.15		1.16	(0.01)	(0.01)	(0.02)	11.14	11.64	223,978	1.14	1.14	1.29	0.10	115
Small Cap Value Fund
Class A
2013	$18.23	$0.17	$5.03		$5.20	$(0.19)	$—	$(0.19)	$23.24	28.73%	$391,113	1.14%	1.14%	1.28%	0.84%	51%
2012	14.26	0.11	4.02		4.13	$(0.16)	—	(0.16)	18.23	29.04%	405,106	1.14	1.15	1.28	0.64	53
2011	15.45	0.07	(1.16)		(1.09)	(0.10)	—	(0.10)	14.26	(7.15)	377,222	1.14	1.14	1.28	0.41	70
2010	13.66	0.07	1.82		1.89	(0.10)	—	(0.10)	15.45	13.93	535,938	1.14	1.15	1.29	0.46	69
2009	15.38	0.11	(1.62)		(1.51)	(0.13)	(0.08)	(0.21)	13.66	(9.31)	638,341	1.14	1.16	1.29	1.03	110
Class I
2013	$18.10	$0.11	$5.02		$5.13	$(0.14)	$—	$(0.14)	$23.09	28.51%	$5,308	1.36%	1.36%	1.53%	0.55%	51%
2012	14.15	0.07	3.99		4.06	(0.11)	—	(0.11)	18.10	28.78	4,368	1.36	1.37	1.53	0.42	53
2011	15.34	0.03	(1.15)		(1.12)	(0.07)	—	(0.07)	14.15	(7.40)	3,908	1.36	1.36	1.53	0.20	70
2010	13.56	0.04	1.81		1.85	(0.07)	—	(0.07)	15.34	13.73	6,933	1.36	1.37	1.54	0.25	69
2009	15.29	0.08	(1.62)		(1.54)	(0.11)	(0.08)	(0.19)	13.56	(9.59)	7,389	1.36	1.38	1.54	0.77	110
Small Cap Growth Fund
Class A
2013	$18.57	$(0.02)	$6.16		$6.14	$(0.08)	$—	$(0.08)	$24.63	33.21%	$353,097	1.11%	1.11%	1.28%	(0.08)%	81%
2012	14.20	(0.02)	4.39		4.37	—	—	—	18.57	30.77	300,972	1.11	1.12	1.28	(0.13)	110
2011	14.69	(0.07)	(0.42)		(0.49)	—	—	—	14.20	(3.34)	272,275	1.11	1.12	1.28	(0.43)	125
2010	12.96	(0.03)	1.76		1.73	— (2)	—	—	14.69	13.36	380,910	1.11	1.11	1.29	(0.21)	99
2009	13.98	0.02	(1.04)		(1.02)	— *	—	—	12.96	(7.27)	478,405	1.11	1.12	1.29	0.17	163
Class I
2013	$18.04	$(0.07)	$5.99		$5.92	$(0.03)	$—	$(0.03)	$23.93	32.86%	$3,384	1.36%	1.36%	1.53%	(0.35)%	81%
2012	13.82	(0.06)	4.28		4.22	—	—	—	18.04	30.54	2,650	1.36	1.37	1.53	(0.38)	110
2011	14.34	(0.12)	(0.40)		(0.52)	—	—	—	13.82	(3.63)	2,826	1.36	1.37	1.53	(0.69)	125
2010	12.68	(0.06)	1.72		1.66	—	—	—	14.34	13.09	3,703	1.36	1.36	1.54	(0.45)	99
2009	13.71	(0.02)	(1.01)		(1.03)	—	—	—	12.68	(7.51)	3,975	1.36	1.37	1.55	(0.17)	163
Tax-Managed Small/Mid Cap Fund
Class A
2013	$13.26	$0.04	$3.86		$3.90	$(0.06)	$—	$(0.06)	$17.10	29.54%	$486,216	1.11%	1.11%	1.28%	0.30%	67%
2012	10.39	0.03	2.88		2.91	(0.04)	—	(0.04)	13.26	28.09	336,339	1.11	1.12	1.28	0.24	67
2011	10.81	0.02	(0.41)		(0.39)	(0.03)	—	(0.03)	10.39	(3.66)	255,297	1.11	1.12	1.29	0.17	105
2010	9.42	0.03	1.39		1.42	(0.03)	—	(0.03)	10.81	15.05	300,343	1.11	1.13	1.29	0.30	75
2009	10.16	0.04	(0.73)		(0.69)	(0.05)	—	(0.05)	9.42	(6.62)	262,464	1.11	1.15	1.30	0.50	136
Mid-Cap Fund
Class A
2013	$19.30	$0.11	$5.37		$5.48	$(0.14)	$—	$(0.14)	$24.64	28.52%	$107,487	1.02%	1.02%	1.03%	0.52%	108%
2012	14.99	0.09	4.32		4.41	(0.10)	—	(0.10)	19.30	29.50	85,119	1.02	1.02	1.04	0.53	81
2011	15.80	0.06	(0.79)		(0.73)	(0.08)	—	(0.08)	14.99	(4.67)	74,200	1.02	1.04	1.06	0.36	151
2010	13.92	0.08	1.88		1.96	(0.08)	—	(0.08)	15.80	14.13	124,569	1.02	1.04	1.04	0.51	185
2009	14.87	0.11	(0.94)		(0.83)	(0.12)	—	(0.12)	13.92	(5.34)	119,872	1.02	1.02	1.04	0.95	143
Class I
2013	$19.30	$0.06	$5.37		$5.43	$(0.09)	$—	$(0.09)	$24.64	28.20%	$1,558	1.26%	1.26%	1.28%	0.27%	108%
2012	14.99	0.05	4.32		4.37	(0.06)	—	(0.06)	19.30	29.21	1,088	1.26	1.26	1.29	0.28	81
2011	15.81	0.03	(0.81)		(0.78)	(0.04)	—	(0.04)	14.99	(4.95)	940	1.26	1.28	1.31	0.18	151
2010	13.92	0.04	1.89		1.93	(0.04)	—	(0.04)	15.81	13.91	623	1.26	1.28	1.29	0.30	185
2009	14.86	0.05	(0.89)		(0.84)	(0.10)	—	(0.10)	13.92	(5.47)	274	1.26	1.26	1.30	0.48	143

244	SEI Institutional Managed Trust / Annual Report / September 30, 2013

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)		Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains	Total Dividends, Distributions and Return of Capital	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
U.S. Managed Volatility Fund
Class A
2013	$13.96	$0.27		$2.25	$2.52	$(0.27)		$(0.12)	$(0.39)	$16.09	18.39%	$851,119	1.00%	1.00%	1.27%	1.78%	39%
2012	11.49	0.22		2.45	2.67	(0.20)		—	(0.20)	13.96	23.41	635,298	1.00	1.00	1.28	1.72	48
2011	10.81	0.16		0.67	0.83	(0.15)		—	(0.15)	11.49	7.63	452,489	1.00	1.00	1.28	1.33	71
2010	9.65	0.14		1.16	1.30	(0.14)		—	(0.14)	10.81	13.61	415,669	1.00	1.00	1.29	1.37	53
2009	11.25	0.13		(1.59)	(1.46)	(0.14)		—	(0.14)	9.65	(12.88)	380,987	1.00	1.00	1.29	1.56	126
Class I
2013	$13.93	$0.23		$2.25	$2.48	$(0.22)		$(0.12)	$(0.34)	$16.07	18.10%	$1,230	1.25%	1.25%	1.52%	1.52%	39%
2012	11.47	0.22		2.41	2.63	(0.17)		—	(0.17)	13.93	23.08	709	1.25	1.25	1.53	1.62	48
2011	10.79	0.14		0.66	0.80	(0.12)		—	(0.12)	11.47	7.39	52	1.25	1.25	1.53	1.14	71
2010	9.63	0.11		1.17	1.28	(0.12)		—	(0.12)	10.79	13.38	37	1.25	1.25	1.54	1.08	53
2009	11.24	0.12		(1.61)	(1.49)	(0.12)		—	(0.12)	9.63	(13.17)	17	1.25	1.25	1.55	1.38	126
Global Managed Volatility Fund
Class A
2013	$9.80	$0.23		$1.22	$1.45	$(0.25)		$—	$(0.25)	$11.00	15.12%	$1,399,316	1.11%	1.11%	1.28%	2.09%	60%
2012	8.53	0.20		1.07	1.27	—		—	—	9.80	14.89	928,141	1.11	1.11	1.30	2.19	48
2011	8.21	0.18		0.14	0.32	—		—	—	8.53	3.90	522,646	1.11	1.11	1.29	2.11	68
2010	7.82	0.13		0.29	0.42	(0.03	)(2)	—	(0.03)	8.21	5.37	330,526	1.11	1.11	1.31	1.62	91
2009	9.07	0.12		(1.37)	(1.25)	—		—	—	7.82	(13.78)	213,773	1.13 (3)	1.13 (3)	1.35	1.59	155
Class I
2013	$9.66	$0.20		$1.21	$1.41	$(0.23)		$—	$(0.23)	$10.84	14.91%	$954	1.36%	1.36%	1.54%	1.85%	60%
2012	8.44	0.22		1.00	1.22	—		—	—	9.66	14.45	320	1.36	1.36	1.55	2.32	48
2011	8.15	0.15		0.14	0.29	—		—	—	8.44	3.56	21	1.36	1.36	1.54	1.78	68
2010	7.76	0.16		0.25	0.41	(0.02	)(2)	—	(0.02)	8.15	5.32	64	1.36	1.36	1.57	2.00	91
2009	9.02	0.11		(1.37)	(1.26)	—		—	—	7.76	(13.97)	17	1.38 (3)	1.38 (3)	1.62	1.56	155
Tax-Managed Managed Volatility Fund
Class A
2013	$11.28	$0.22		$1.75	$1.97	$(0.22)		$(0.33)	$(0.55)	$12.70	18.24%	$621,530	1.00%	1.00%	1.27%	1.86%	28%
2012	9.77	0.18		1.87	2.05	(0.16)		(0.38)	(0.54)	11.28	21.70	442,074	1.00	1.00	1.28	1.71	30
2011	9.24	0.14		0.52	0.66	(0.13)		—	(0.13)	9.77	7.13	279,408	1.00	1.00	1.28	1.41	63
2010	8.14	0.12		1.10	1.22	(0.12)		—	(0.12)	9.24	15.17	236,402	1.00	1.00	1.29	1.39	28
2009	9.02	0.12		(0.88)	(0.76)	(0.12)		—	(0.12)	8.14	(8.28)	172,265	1.00	1.00	1.29	1.69	94
Real Estate Fund
Class A
2013	$14.97	$0.14		$0.50	$0.64	$(0.19)		$—	$(0.19)	$15.42	4.30%	$207,876	1.14%	1.14%	1.27%	0.91%	74%
2012	11.67	0.08		3.34	3.42	(0.12)		—	(0.12)	14.97	29.44	191,484	1.14	1.14	1.28	0.55	68
2011	11.58	0.04		0.25	0.29	(0.20)		—	(0.20)	11.67	2.41	142,538	1.14	1.14	1.28	0.33	83
2010	9.42	0.05		2.46	2.51	(0.35	)(10)	—	(0.35)	11.58	27.37	220,866	1.14	1.15	1.29	0.50	69
2009	13.73	0.16		(4.18)	(4.02)	(0.29	)(2)	—	(0.29)	9.42	(28.69)	221,228	1.14	1.15	1.29	2.08	97
Class I
2013	$14.93	$0.10		$0.51	$0.61	$(0.15)		$—	$(0.15)	$15.39	4.09%	$565	1.36%	1.36%	1.52%	0.65%	74%
2012	11.64	0.05		3.33	3.38	(0.09)		—	(0.09)	14.93	29.16	606	1.36	1.36	1.53	0.33	68
2011	11.57	(0.01)		0.28	0.27	(0.20)		—	(0.20)	11.64	2.19	445	1.36	1.36	1.53	(0.07)	83
2010	9.41	—	*	2.49	2.49	(0.33	)(10)	—	(0.33)	11.57	27.12	306	1.36	1.37	1.54	0.00	69
2009	13.72	0.09		(4.12)	(4.03)	(0.28	)(2)	—	(0.28)	9.41	(28.83)	132	1.36	1.37	1.55	1.26	97
Enhanced Income Fund
Class A
2013	$7.57	$0.16		$0.03	$0.19	$(0.15)		$—	$(0.15)	$7.61	2.50%	$194,821	0.60%	0.60%	1.05%	2.08%	170%
2012	7.36	0.18		0.20	0.38	(0.17)		—	(0.17)	7.57	5.30	161,037	0.60	0.60	1.05	2.41	198
2011	7.46	0.20		(0.14)	0.06	(0.16)		—	(0.16)	7.36	0.83	158,936	0.60	0.60	1.05	2.61	174
2010	7.21	0.18		0.30	0.48	(0.23)		—	(0.23)	7.46	6.78	137,223	0.60	0.60	1.06	2.45	77
2009	8.21	0.29		(1.09)	(0.80)	(0.20)		—	(0.20)	7.21	(9.56)	233,747	0.60	0.60	1.06	4.30	132
Class I
2013	$7.56	$0.14		$0.02	$0.16	$(0.13)		$—	$(0.13)	$7.59	2.17%	$368	0.85%	0.85%	1.30%	1.85%	170%
2012	7.36	0.15		0.21	0.36	(0.16)		—	(0.16)	7.56	4.93	69	0.85	0.85	1.30	2.11	198
2011	7.45	0.18		(0.12)	0.06	(0.15)		—	(0.15)	7.36	0.72	19	0.85	0.85	1.30	2.36	174
2010	7.20	0.16		0.29	0.45	(0.20)		—	(0.20)	7.45	6.35	16	0.85	0.85	1.33	2.21	77
2009	8.20	0.25		(1.06)	(0.81)	(0.19)		—	(0.19)	7.20	(9.79)	45	0.85	0.85	1.31	3.73	132

SEI Institutional Managed Trust / Annual Report / September 30, 2013	245

Financial Highlights/Consolidated Financial Highlights

For the years or periods ended September 30, (unless otherwise indicated)

For a Share Outstanding Throughout the Periods

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains	Total Dividends, Distributions and Return of Capital	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Core Fixed Income Fund
Class A
2013	$11.64	$0.30	$(0.42)	$(0.12)	$(0.32)		$—	$(0.32)	$11.20	(1.09)%	$1,904,623	0.67%		0.67%		0.85%		2.57%	342%
2012	11.14	0.33	0.61	0.94	(0.35)		(0.09)	(0.44)	11.64	8.67	2,172,794	0.67		0.67		0.85		2.93	349
2011	10.93	0.36	0.22	0.58	(0.37)		—	(0.37)	11.14	5.43	2,185,135	0.71	(4)	0.71	(4)	0.89	(4)	3.25	473
2010	9.98	0.44	0.95	1.39	(0.44)		—	(0.44)	10.93	14.25	2,335,314	0.67		0.67		0.85		4.20	283
2009	9.37	0.50	0.62	1.12	(0.51)		—	(0.51)	9.98	12.55	2,450,746	0.67		0.67		0.86		5.42	329
Class I
2013	$11.63	$0.27	$(0.42)	$(0.15)	$(0.29)		$—	$(0.29)	$11.19	(1.31)%	$14,128	0.89%		0.89%		1.10%		2.34%	342%
2012	11.13	0.31	0.61	0.92	(0.33)		(0.09)	(0.42)	11.63	8.44	14,944	0.89		0.89		1.10		2.71	349
2011	10.92	0.33	0.23	0.56	(0.35)		—	(0.35)	11.13	5.20	15,701	0.93	(4)	0.93	(4)	1.14	(4)	3.03	473
2010	9.97	0.41	0.96	1.37	(0.42)		—	(0.42)	10.92	14.01	17,445	0.89		0.89		1.10		3.96	283
2009	9.36	0.48	0.62	1.10	(0.49)		—	(0.49)	9.97	12.32	13,658	0.89		0.89		1.11		5.21	329
U.S. Fixed Income Fund
Class A
2013	$10.84	$0.19	$(0.36)	$(0.17)	$(0.21)		$(0.31)	$(0.52)	$10.15	(1.61)%	$1,022,233	0.66%		0.66%		0.86%		1.85%	319%
2012	10.70	0.25	0.44	0.69	(0.27)		(0.28)	(0.55)	10.84	6.68	898,450	0.66		0.66		0.87		2.34	322
2011	10.81	0.30	0.26	0.56	(0.32)		(0.35)	(0.67)	10.70	5.43	972,449	0.66		0.66		0.87		2.85	337
2010	10.28	0.33	0.60	0.93	(0.36)		(0.04)	(0.40)	10.81	9.22	877,709	0.66		0.66		0.86		3.12	299
2009(7)	10.00	0.08	0.27	0.35	(0.07)		—	(0.07)	10.28	3.55	677,723	0.66		0.66		0.87		3.23	51
High Yield Bond Fund
Class A
2013	$7.59	$0.48	$0.07	$0.55	$(0.46)		$—	$(0.46)	$7.68	7.39%	$1,989,355	0.89%		0.89%		1.12%		6.13%	74%
2012	6.92	0.53	0.68	1.21	(0.51)		(0.03)	(0.54)	7.59	18.04	1,752,357	0.89		0.89		1.12		7.23	65
2011	7.27	0.55	(0.32)	0.23	(0.54)		(0.04)	(0.58)	6.92	2.96	1,316,158	0.89		0.89		1.13		7.38	82
2010	6.52	0.64	0.74	1.38	(0.61)		(0.02)	(0.63)	7.27	21.98	1,503,070	0.89		0.89		1.13		9.22	113
2009	6.57	0.60	(0.02)	0.58	(0.56)		(0.07)	(0.63)	6.52	11.88	1,289,964	0.89		0.89		1.15		11.03	98
Class I
2013	$7.40	$0.45	$0.07	$0.52	$(0.43)		$—	$(0.43)	$7.49	7.19%	$38,849	1.11%		1.11%		1.38%		6.07%	74%
2012	6.82	0.50	0.59	1.09	(0.48)		(0.03)	(0.51)	7.40	16.54	14,161	1.11		1.11		1.38		6.91	65
2011	7.28	0.53	(0.42)	0.11	(0.53)		(0.04)	(0.57)	6.82	1.19	915	1.11		1.11		1.37		7.06	82
2010	6.53	0.63	0.74	1.37	(0.60)		(0.02)	(0.62)	7.28	21.76	1,846	1.11		1.11		1.40		8.96	113
2009	6.58	0.58	(0.01)	0.57	(0.55)		(0.07)	(0.62)	6.53	11.65	200	1.11		1.11		1.40		10.45	98
Real Return Fund
Class A
2013	$10.67	$0.05	$(0.23)	$(0.18)	$(0.06)		$(0.24)	$(0.30)	$10.19	(1.72)%	$308,821	0.45%		0.45%		0.84%		0.48%	72%
2012	10.60	0.05	0.23	0.28	(0.14)		(0.07)	(0.21)	10.67	2.66	283,646	0.45		0.45		0.85		0.48	137
2011	10.51	0.33	0.13	0.46	(0.27)		(0.10)	(0.37)	10.60	4.51	373,560	0.45		0.45		0.85		3.06	77
2010	10.19	0.12	0.40	0.52	(0.19)		(0.01)	(0.20)	10.51	5.20	240,925	0.45		0.45		0.86		1.18	94
2009(7)	10.00	0.10	0.09	0.19	—		—	—	10.19	1.90	83,568	0.45		0.45		0.88		4.11	23
Multi-Strategy Alternative Fund
Class A
2013	$9.62	$0.07	$0.15	$0.22	$(0.05)		$—	$(0.05)	$9.79	2.33%	$426,733	0.73	%(16)	0.73	%(16)	2.22	%(16)	0.71%	139%
2012	9.57	0.07	0.17	0.24	(0.19)		—	(0.19)	9.62	2.50	334,914	0.65	(11)	0.65	(11)	2.15	(11)	0.68	44
2011	9.93	0.20	(0.41)	(0.21)	(0.15)		—	(0.15)	9.57	(2.16)	292,006	0.50		0.50		2.13		1.76	25
2010(6)	10.00	(0.02)	(0.05)	(0.07)	—		—	—	9.93	(0.70)	191,055	0.50		0.50		2.19		(0.42)	49
Multi-Asset Accumulation Fund
Class A
2013	$10.51	$(0.05)	$0.17	$0.12	$(0.01)		$(0.32)	$(0.33)	$10.30	1.12%	$1,414,563	1.17%		1.17%		1.37%		(0.52)%	104%
2012(8)	10.00	(0.02)	0.57	0.55	(0.04)		—	(0.04)	10.51	5.51	959,727	1.17		1.17		1.39		(0.46)	38
Multi-Asset Income Fund
Class A
2013	$10.35	$0.67	$0.17 ††	$0.84	$(0.52)		$(0.07)	$(0.59)	$10.60	8.24%	$230,356	0.98	%(17)	0.98	%(17)	1.40	%(17)	6.22%	89%
2012(8)	10.00	0.23	0.30	0.53	(0.18)		—	(0.18)	10.35	5.37	84,499	0.89	(12)	0.89	(12)	1.36	(12)	4.88	25
Multi-Asset Inflation Managed Fund
Class A
2013	$10.10	$0.06	$(0.69)	$(0.63)	$(0.04)		$(0.01)	$(0.05)	$9.42	(6.27)%	$766,368	0.93	%(14)	0.93	%(14)	1.20	%(14)	0.59%	61%
2012(8)	10.00	0.02	0.13	0.15	(0.05	)(13)	—	(0.05)	10.10	1.54	540,255	0.93	(15)	0.93	(15)	1.22	(15)	0.47	19

246	SEI Institutional Managed Trust / Annual Report / September 30, 2013

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains	Total Dividends, Distributions and Return of Capital		Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Multi-Asset Capital Stability Fund
Class A
2013	$10.14	$(0.02)	$(0.10)	$(0.12)	$(0.01)		$(0.07)	$(0.08)		$9.94	(1.23)%	$486,926	0.62%	0.62%	1.02%	(0.22)%	410%
2012(8)	10.00	(0.01)	0.15	0.14	—	*	—	—	*	10.14	1.40	347,861	0.62	0.62	1.02	(0.29)	180

†	Returns and turnover rates are for the period indicated and have not been annualized.
††	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of Fund shares in relation to fluctuating market value of the investments of the Fund.
*	Amount represents less than $0.01.
(1)	Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.
(2)	Includes return of capital of less than $0.01.
(3)	The expense ratios include overdraft fees. Had these fees been excluded the ratios would have been 1.11% and 1.36% for Class A and Class I, respectively.
(4)	The expense ratio includes interest expense. Had this expense been excluded the ratios would have been 0.67%, 0.67% and 0.85% for Class A and 0.89%, 0.89% and 1.10% for Class I, respectively.
(5)	The amount shown for the year ended September 30, 2011, for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the sales and repurchase of Fund shares in relation to fluctuating market value of the investments of the Fund.
(6)	Commenced operations on March 31, 2010. All ratios for the period have been annualized.
(7)	Commenced operations on July 2, 2009. All ratios for the period have been annualized.
(8)	Commenced operations on April 9, 2012. All ratios for the period have been annualized.
(9)	Commenced operations on October 1, 2009. All ratios for the period have been annualized.
(10)	Includes return of capital of $0.10.
(11)	The expense ratio includes dividend expense. Had this expense been excluded the ratios would have been 0.63%, 0.63% and 2.13%.
(12)	The expense ratio includes interest expense. Had this expense been excluded the ratios would have been 0.76%, 0.76% and 1.23%.
(13)	Includes return of capital of $0.04.
(14)	The expense ratio includes interest expense. Had this expense been excluded the ratios would have been 0.90%, 0.90% and 1.17%.
(15)	The expense ratio includes interest expense. Had this expense been excluded the ratios would have been 0.90%, 0.90% and 1.19%.
(16)	The expense ratio includes dividend expense and other expenses outside of the cap. Had this expense been excluded the ratios would have been 0.60%, 0.60% and 2.09%.
(17)	The expense ratio included interest expense. Had this expense been excluded the ratios would have been 0.80%, 0.80% and 1.22%

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Annual Report / September 30, 2013	247

Notes to Financial Statements/Consolidated Notes to Financial Statements

September 30, 2013

1. ORGANIZATION

SEI Institutional Managed Trust (the “Trust”) is organized as a Massachusetts business trust under a Declaration of Trust dated October 20, 1986.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with 25 funds: Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small/Mid Cap, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility, Real Estate, Enhanced Income, Core Fixed Income, U.S. Fixed Income, High Yield Bond, Real Return, Prime Obligation, Multi-Strategy Alternative, Multi-Asset Accumulation, Multi-Asset Income, Multi-Asset Inflation Managed and Multi-Asset Capital Stability Funds (each a “Fund,” collectively the “Funds”) each of which are diversified Funds, with the exception of the Real Estate, Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds.

The Accumulation Commodity Strategy Subsidiary, Ltd. and Inflation Commodity Strategy Subsidiary, Ltd. are both wholly-owned subsidiaries of the Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds, respectively, (each a “Subsidiary”, collectively the “Subsidiaries”). Each Subsidiary is organized under the laws of the Cayman Islands as an exempt limited company. Information regarding the Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds and their respective subsidiaries have been consolidated in the Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statement of Changes in Net Assets and Consolidated Statement of Cash Flows.

The Trust is registered to offer: Class A shares of the Funds; Class E shares of the S&P 500 Fund; Class I shares of the Large Cap, Large Cap Value, Large Cap Growth, S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Real Estate, Enhanced Income, Core Fixed Income, U.S. Fixed Income, High Yield Bond and Real Return Funds; and Class Y shares of the Tax-Managed Large Cap Fund. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectuses provide a description of each Fund’s investment objective and its principal strategies and risks.

As of September 30, 2013, the Prime Obligation Fund has not yet commenced operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. SEI Investments Management Corporation (“SIMC”) or a Sub-Adviser, as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC or a Sub-Adviser, as applicable, continuously monitors the reliability of prices obtained from any pricing service and will notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify the Trust’s Fair Value Committee (the “Committee”) if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are determined to be unreliable or cannot be valued using methodologies described above are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees. The Trust’s Fair Value Procedures are implemented through the Committee designated by the Trust’s Board of Trustees. The Committee is currently composed of two members of the Board of Trustees, as well as representatives from SIMC and its affiliates. The Committee provides regular reports to the Board concerning investments for which market prices are not readily available or may be unreliable. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider are: (i) the facts giving rise to the need to fair value; (ii) the last trade price; (iii) the performance of

248	SEI Institutional Managed Trust / Annual Report / September 30, 2013

the market or the issuer’s industry; (iv) the liquidity of the security; (v) the size of the holding in a Fund; or (vi) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Trust’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the adviser or sub-adviser makes the determination whether a Committee meeting should be called based on the information provided.

The Global Managed Volatility Fund also uses a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Global Managed Volatility Fund will value the non-U.S. securities in its portfolio that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

Options and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options and warrants not traded on a national securities exchange are valued at the last quoted bid price.

The assets of the Multi-Strategy Alternative Fund consist primarily of investments in underlying registered investment companies, which are valued at their respective daily net assets in accordance with pricing procedures approved by their respective Boards.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, warrants, swaps and forward contracts. The Fund may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the NYSE. These are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy

SEI Institutional Managed Trust / Annual Report / September 30, 2013	249

Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

September 30, 2013

but may be Level 3 depending on the circumstances. For certain collateralized debt obligations, corporate obligations, mortgage backed securities, auction rate preferred securities and loan participations where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

The valuation techniques used by the Funds to measure fair value during the year ended September 30, 2013, maximized the use of observable inputs and minimized the use of unobservable inputs.

For the year ended September 30, 2013, there have been no significant changes to the Trust’s fair valuation methodologies.

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of September 30, 2013. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Multi-Asset Income Fund

Assets	Fair Value (in Thousands) at September 30, 2013	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Collateralized Debt Obligations	$16,236	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote	359-2590

	8,257	Option Adjusted Spread off the trade price over the 3 month LIBOR	Indicative Quote	427-953

	1,231	Option Adjusted Spread off monthly model price	Indicative Quote	1204

	594	Prior month-end broker mark	Indicative Quote	0.54

Total Collateralized Debt Obligations	26,318

Asset-Backed Securities	2,398	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote	142-441

Total Asset-Backed	2,398

Loan Participations	482	Prior month-end broker mark	Indicative Quote	100.5

	149	Cost	Trade Price	99

Total Loan Participations	631

The unobservable inputs used to determine fair value of reoccurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security, which is not materially different from the effective interest method. Amortization of premiums and discounts is included in interest income.

Repurchase Agreements — Securities pledged as collateral for repurchase agreements are held by each Fund’s custodian bank until the repurchase date of the repurchase agreement. The Funds may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

250	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Reverse Repurchase Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may issue reverse repurchase agreements. A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds under the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities. Reverse repurchase agreements outstanding as of September 30, 2013 were as follows:

MULTI-ASSET INCOME FUND

Principal Amount ($ Thousands)	Counterparty	Value ($ Thousands)
$(1,467)	Citi, 1.72%	$(1,467)
(1,027)	Credit Suisse, 0.53%	(1,027)
(899)	Bank of America, 1.93%	(899)
(773)	Citi, 2.61%	(773)
(744)	Bank of America, 1.93%	(744)
(681)	Nomura, 2.10%	(681)
(586)	Bank of America, 1.68%	(586)
(489)	Credit Suisse, 0.25%	(489)
(459)	Citi, 2.17%	(459)

		$(7,125)

MULTI-ASSET INFLATION MANAGED FUND

Principal Amount ($ Thousands)	Counterparty	Value ($ Thousands)
$(33,683)	JPMorgan Securities, 0.12%	$(33,683)
(21,440)	JPMorgan Securities, 0.12%	(21,440)
(16,772)	JPMorgan Securities, 0.10%	(16,772)
(12,759)	Bank of America, 0.12%	(12,759)
(10,341)	JPMorgan Securities, 0.10%	(10,341)
(9,098)	Bank of America, 0.13%	(9,098)
(5,187)	Bank of America, 0.08%	(5,187)
(5,135)	Bank of America, 0.11%	(5,135)
(4,128)	Bank of America, 0.07%	(4,128)
(3,051)	Bank of America, 0.07%	(3,051)
(2,210)	Bank of America, 0.09%	(2,210)

		$(123,804)

Classes — Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to a Fund are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative daily net assets.

Commodity-Linked Investments — To the extent consistent with its Investment Objective and Strategies, the Multi-Asset Accumulation Fund and the Multi-Asset Inflation Managed Fund may invest in commodity investments to provide exposure to the investment returns of the commodities markets. Commodity investments include notes with interest payments that are tied to an underlying commodity or commodity index, ETFs or other exchange-traded products that are tied to the performance of a commodity or commodity index or other types of investment vehicles or instruments that provide returns that are tied to commodities or commodity indices. The Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds may also invest in equity securities of issuers in commodity-related industries.

The Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds may also seek to gain exposure to the commodity markets, in whole or in part, through investments in a wholly owned Subsidiary. The Subsidiary, unlike the Fund, may invest to a significant extent directly in commodities and in equity-linked securities and commodity-linked derivative instruments, including options, futures contracts, swaps, options on futures contracts and commodity-linked structured notes. The Subsidiary may also invest in other instruments in which the Fund is permitted to invest, either as investments or to serve as margin or collateral for its derivative positions. A Fund may invest up to 25% of its total assets in its Subsidiary.

In order for a Fund to qualify as a regulated investment company under Subchapter M of the Code, the Fund must derive at least 90% of its gross income each taxable year from qualifying income. The status of certain commodity-linked derivative instruments as qualifying income has been addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from certain commodity-linked derivative instruments in which the Fund invests will not be considered qualifying income. To the extent the Multi-Asset Accumulation and the Multi-Asset Inflation Managed Funds invests in such instruments directly, each Fund will seek to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income).

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may enter into forward

SEI Institutional Managed Trust / Annual Report / September 30, 2013	251

Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

September 30, 2013

foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. A Fund may also engage in currency transactions to enhance that Fund’s returns. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments or Consolidated Schedule of Investments for details regarding open forward foreign currency contracts as of September 30, 2013, if applicable.

Futures Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. In addition, fixed income funds will utilize futures contracts to help manage duration and yield curve exposure. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments or Consolidated Schedule of Investments for details regarding open futures contracts as of September 30, 2013, if applicable.

Options/Swaptions Writing/Purchasing — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in financial options/swaptions contracts for the purpose of hedging its existing fund securities or to enhance the Fund’s returns. When a Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.

The risk in writing a call option/swaption is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is that the Funds may incur a loss if the market price of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is that the Funds pay a premium whether or not the option/swaption is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments or Consolidated Schedule of Investments for details regarding open option/swaption contracts as of September 30, 2013, if applicable.

Securities Sold Short — To the extent consistent with its Investment Objective and Strategies, a Fund may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, a Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until a Fund closes its short position or replaces the borrowed security, a Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the

252	SEI Institutional Managed Trust / Annual Report / September 30, 2013

account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Fund’s short positions. Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments or Consolidated Schedule of Investments for details regarding securities sold short as of September 30, 2013, if applicable.

Swap Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in swap contracts as an efficient means to synthetically obtain exposure to securities or baskets of securities and to manage a Fund’s interest rate duration and yield curve exposure. Swap contracts may also be used to mitigate a Fund’s overall level of risk and/or a Fund’s risk to particular types of securities, currencies or market segments. Interest rate swaps may further be used to manage a Fund’s yield spread sensitivity. A Fund may buy credit default swaps in an attempt to manage credit risk where a Fund has credit exposure to an issuer, and a Fund may sell credit default swaps to more efficiently gain credit exposure to a security or basket of securities. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“Centrally Cleared swaps”). Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after a Fund’s portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations or Consolidated Statement of Operations. Net payments of interest are recorded as realized gains or losses. Daily changes in valuation of Centrally Cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

This risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. See Note 3 for further details. Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments or Consolidated Schedule of Investments. for details regarding open swap agreements as of September 30, 2013, if applicable.

Delayed Delivery Transactions — To the extent consistent with its Investment Objective and Strategies, a Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

SEI Institutional Managed Trust / Annual Report / September 30, 2013	253

Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

September 30, 2013

Collateralized Debt Obligations — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on its Class and its collateral securities. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

Restricted Securities — At September 30, 2013, the following Funds owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Funds have generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board of Trustees. The acquisition dates of these investments, the enforceable right to acquire these securities, along with their cost and values at September 30, 2013, were as follows:

	Number of Shares/ Face Amount ($ Thousands)	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets

Small Cap Fund
Titanium Asset Management PIPE	6,111	10/6/09	10/6/09	$24	$5	0.00%

Small Cap Growth Fund
Titanium Asset Management PIPE	140,900	6/14/07	04/20/07	$845	$111	0.03%
Value Creation	145,600	08/10/06	08/10/06	1,491	74	0.02

				$2,336	$185	0.05%

Enhanced Income
JHT Holding, 2nd Lien	51,704	12/16/08	12/16/08	$52	$17	0.01%

High Yield Bond Fund
Aventine (Escrow Security)	$2,750	04/21/10	04/21/10	$—	$1	0.00%
CUI Acquisition Warrants	47,444	09/06/11	09/06/11	4,033	480	0.02
CUI Acquisition Warrants, Cl J	1	09/06/11	09/06/11	—	90	0.01
Momentive Performance Materials PIK	2,222	12/07/40	12/07/10	2,098	1,852	0.09
United Air Lines	277	10/30/06	10/30/06	193	72	0.00
VSS AHC, Cl A	27,106	10/08/09	10/08/09	485	163	0.01

				$6,809	$2,658	0.13

CI — Class

PIK — Payment-In-Kind

PIPE — Private Investment In Public Entity

254	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid to shareholders quarterly for the Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small/Mid Cap, Mid-Cap, U.S. Managed Volatility, Tax-Managed Managed Volatility, Real Estate, Enhanced Income, Real Return, Multi-Strategy Alternative, Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds; are declared and paid annually for the Global Managed Volatility Fund; are declared daily and paid monthly for the Core Fixed Income, U.S. Fixed Income, High Yield Bond, the Multi-Asset Income and Multi-Asset Capital Stability Funds. Any net realized capital gains on sales of securities are distributed to shareholders at least annually. Dividends and distributions are recorded on the ex-dividend date.

Investments in Real Estate Investment Trust — With respect to the Real Estate Fund, dividend income is recorded based on the income included in distributions received from the Real Estate Investment Trust (“REIT”) investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Investment in Subsidiary — Each of the Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds may invest in its own Subsidiary. By investing in a Subsidiary, each Fund is indirectly exposed to the risks associated with such Subsidiary’s investments. The commodity-related instruments held by a Subsidiary are generally similar to those that are permitted to be held by the applicable Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. A Subsidiary, however, is not registered under the 1940 Act and will not be subject to all of the investor protections of the 1940 Act. Thus, the Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds, as investors in their respective Subsidiary, will not have all of the protections offered to investors in registered investment companies.

However, each Fund wholly owns and controls its respective Subsidiary, and the Funds and the Subsidiaries are all managed by SIMC, making it unlikely that a Subsidiary will take action contrary to the interests of the applicable Fund or its shareholders. While a Subsidiary has its own Board of Directors (“Board”) that is responsible for overseeing the operations of such Subsidiary, the respective Fund’s Board has oversight responsibility for the investment activities of the Fund, including its investment in the respective Subsidiary, and the Fund’s role as the sole shareholder of such Subsidiary. It is not currently expected that shares of any Subsidiary will be sold or offered to investors other than the respective Fund.

Changes in the laws of the United States and/or the Cayman Islands or governmental interpretation of such laws, under which the Funds and the Subsidiaries, respectively, are organized, could result in the inability of a Fund and/or its respective Subsidiary to operate as intended and could negatively affect the Funds and their shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiaries. If Cayman Islands law changes such that the Subsidiaries must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment return.

Redemption Fees — The Funds charge a redemption fee based on a redemption, or a series of redemptions from a single identifiable source that in the aggregate exceed a specified dollar threshold within any thirty day period, as presented below:

	Dollar Threshold ($Thousands)	Redemption Fee
Large Cap Fund	$50,000	0.50%
Large Cap Value Fund	50,000	0.50
Large Cap Growth Fund	50,000	0.50
Tax-Managed Large Cap Fund	50,000	0.50
S&P 500 Index Fund	50,000	0.15
Small Cap Fund	25,000	1.00
Small Cap Value Fund	25,000	1.00
Small Cap Growth Fund	25,000	1.00
Tax-Managed Small/Mid Cap Fund	25,000	1.00
Mid-Cap Fund	10,000	0.75
U.S. Managed Volatility Fund	25,000	0.50
Global Managed Volatility Fund	25,000	0.75
Tax-Managed Managed Volatility Fund	25,000	0.50
Real Estate Fund	10,000	1.00
Enhanced Income Fund	10,000	0.75
Core Fixed Income Fund	50,000	0.60
U.S. Fixed Income Fund	50,000	0.60
High Yield Bond Fund	25,000	1.00
Real Return Fund	10,000	0.25
Multi-Strategy Alternative Fund	25,000	0.25
Multi-Asset Accumulation Fund	25,000	0.75
Multi-Asset Income Fund	25,000	0.50
Multi-Asset Inflation Managed Fund	25,000	0.75
Multi-Asset Capital Stability Fund	10,000	0.25

For the year ended September 30, 2013, the Funds did not charge any redemption fees. Such fees, if any, are retained by the Funds for the benefit of the remaining shareholders.

3. CREDIT DERIVATIVES

A Fund may use credit default swaps to reduce risk where a Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a

SEI Institutional Managed Trust / Annual Report / September 30, 2013	255

Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

September 30, 2013

credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Certain Funds are party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the counter derivative and foreign exchange contracts, entered into by the Funds and the counterparty.

As of September 30, 2013, the High Yield Bond Fund and Multi-Asset Capital Stability Fund are the buyers (“receiving protection”) on a total notional amount of $16.8 million and $24.1 million, respectively. As of September 30, 2013, the Core Fixed Income Fund, Multi-Asset Inflation Managed Fund and Multi-Asset Capital Stability Fund are the sellers (“providing protection”) on a total notional amount of $1.6 million, $5.1 million and $53.5 million respectively. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund was the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

CORE FIXED INCOME FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX
REFERENCE ASSET	CORP US$	SOVEREIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	$3,475	—	—	—	$3,475
Maximum potential amount of future payments	$1,590,000	—	—	—	$1,590,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held that the Fund can obtain upon occurrence of triggering event	—	—	—	—	—

MULTI-ASSET INFLATION MANAGED FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX
REFERENCE ASSET	CORP US$	SOVEREIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	$7,661	$55,530	—	$58,560	$121,751
Maximum potential amount of future payments	$500,000	$744,511	—	$3,760,000	$5,004,511
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held that the Fund can obtain upon occurrence of triggering event	—	—	—	—	—

MULTI-ASSET CAPITAL STABILITY FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX
REFERENCE ASSET	CORP US$	SOVEREIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	—	$188,383	$(224,270)	$1,272,388	$1,236,501
Maximum potential amount of future payments	—	$24,120,000	$2,330,000	$27,070,237	$53,520,237
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held that the Fund can obtain upon occurrence of triggering event	—	—	—	—	—

1	Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

256	SEI Institutional Managed Trust / Annual Report / September 30, 2013

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
CORE FIXED INCOME FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-400	—	—	—	$1,590,000	—	$1,590,000
> than 400	—	—	—	—	—	—
Total	—	—	—	$1,590,000	—	$1,590,000

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
MULTI-ASSET INFLATION MANAGED FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-200	—	—	$5,004,511	—	—	$5,004,511
> than 200	—	—	—	—	—	—
Total	—	—	$5,004,511	—	—	$5,004,511

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
MULTI-ASSET CAPITAL STABILITY FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-200	—	—	$36,282,194	$2,778,414	—	$39,060,608
201-400	—	—	8,228,167	3,901,462	$2,330,000	14,459,629
> than 400	—	—	—	—	—	—
Total	—	—	$44,510,361	$6,679,876	$2,330,000	$53,520,237

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

The credit spread disclosed above for each reference obligation where the Fund is the seller of protection is a representation of the current payment/performance risk of the swap.

4. DERIVATIVE TRANSACTIONS

The following tables include only Funds that had exposure to more than one type of risk on derivatives held throughout the year. For Funds that held derivatives throughout the year with only one type of risk exposure, additional information can be found on the Summary Schedule of Investments, Schedule of Investments or Consolidated Schedule of Investments and the Statement of Operations or Consolidated Statement of Operations.

The fair value of derivative instruments as of September 30, 2013 was as follows:

	Asset Derivatives			Liability Derivatives
	For the year ended September 30, 2013 ($ Thousands)			For the year ended September 30, 2013 ($ Thousands)
	Statement of Assets and Liabilities/Consolidated Statements of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities/Consolidated Statements of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments:

Global Managed Volatility Fund
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	$55	*	Net Assets — Unrealized depreciation on futures contracts	$315	*
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	186		Unrealized loss on forward foreign currency contracts	3,439

Total Derivatives not accounted for as hedging instruments		$241			$3,754

Core Fixed Income Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$269	*	Net Assets — Unrealized depreciation on futures contracts	$695	*
	Net Assets — Unrealized appreciation on swap contracts	1,762	†	Net Assets — Unrealized depreciation on swap contracts	1,089	†
	Options purchased, at value	—		Options written, at value	2
	Swaptions purchased, at value	1,577		Swaptions written, at value	—
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	—		Unrealized loss on forward foreign currency contracts	452
Credit contracts	Net Assets — Unrealized appreciation on swap contracts	48	†	Net Assets — Unrealized depreciation on swap contracts	—

Total Derivatives not accounted for as hedging instruments		$3,656			$2,238

SEI Institutional Managed Trust / Annual Report / September 30, 2013	257

Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

September 30, 2013

	Asset Derivatives			Liability Derivatives
	For the year ended September 30, 2013 ($ Thousands)			For the year ended September 30, 2013 ($ Thousands)
	Statement of Assets and Liabilities/Consolidated Statements of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities/Consolidated Statements of Assets and Liabilities Location	Fair Value

U.S. Fixed Income Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$176	*	Net Assets — Unrealized depreciation on futures contracts	$894	*
	Net Assets — Unrealized appreciation on swap contracts	202		Net Assets — Unrealized depreciation on swap contracts	—	†
	Options purchased, at value	—		Options written, at value	1

Total Derivatives not accounted for as hedging instruments		$378			$895

Multi-Asset Accumulation Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$10,881	*	Net Assets — Unrealized depreciation on futures contracts	$—	*
	Net Assets — Unrealized appreciation on swap contracts	4,889	†	Net Assets — Unrealized depreciation on swap contracts	—
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	2,182	*	Net Assets — Unrealized depreciation on futures contracts	3,465	*
	Net Assets — Unrealized appreciation on swaps contracts	507	†	Net Assets — Unrealized depreciation on swap contracts	257	†
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	2,534		Unrealized loss on forward foreign currency contracts	6,863
Commodity contracts	Net Assets — Unrealized appreciation on futures contracts	2,282	*	Net Assets — Unrealized depreciation on futures contracts	2,527	*
	Net Assets — Unrealized appreciation on swaps contracts	108	†	Net Assets — Unrealized depreciation on swap contracts	3,554	†

Total Derivatives not accounted for as hedging instruments		$23,383			$16,666

Multi-Asset Income Fund
Interest rate contracts	Net Assets — Unrealized appreciation on swap contracts	$—		Net Assets — Unrealized depreciation on swap contracts	$125
Equity contracts	Options purchased, at value	102		Options written, at value	27

Total Derivatives not accounted for as hedging instruments		$102			$152

Multi-Asset Inflation Managed Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	—		Net Assets — Unrealized depreciation on futures contracts	1,326	*
	Net Assets — Unrealized appreciation on swap contracts	630		Net Assets — Unrealized depreciation on swap contracts	289
Equity contracts	Net Assets — Unrealized appreciation on swaps contracts	1,171	†	Net Assets — Unrealized depreciation on swap contracts	1,778	†
	Options purchased, at value	—		Options written, at value	—
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	211		Unrealized loss on forward foreign currency contracts	3,269
Commodity contracts	Net Assets — Unrealized appreciation on futures contracts	697	*	Net Assets — Unrealized depreciation on futures contracts	646	*
	Net Assets — Unrealized appreciation on swaps contracts	—	†	Net Assets — Unrealized depreciation on swap contracts	—	†
Credit contracts	Net Assets — Unrealized appreciation on swap contracts	—	†	Net Assets — Unrealized depreciation on swap contracts	—	†

Total Derivatives not accounted for as hedging instruments		2,709			7,308

258	SEI Institutional Managed Trust / Annual Report / September 30, 2013

	Asset Derivatives			Liability Derivatives
	For the year ended September 30, 2013 ($ Thousands)			For the year ended September 30, 2013 ($ Thousands)
	Statement of Assets and Liabilities/Consolidated Statements of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities/Consolidated Statements of Assets and Liabilities Location	Fair Value

Multi-Asset Capital Stability Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$393	*	Net Assets — Unrealized depreciation on futures contracts	—
	Net Assets — Unrealized appreciation on swap contracts	271	†	Net Assets — Unrealized depreciation on swap contracts	$519	†
	Options purchased, at value	472		Options written, at value	605
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	139	*	Net Assets — Unrealized depreciation on futures contracts	135	*
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	725		Unrealized loss on forward foreign currency contracts	538
Credit contracts	Net Assets — Unrealized appreciation on swap contracts	59	†	Net Assets — Unrealized depreciation on swap contracts	141	†

Total Derivatives not accounted for as hedging instruments		$2,059			$1,938

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Summary Schedules of Investments, Schedules of Investments on Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities or Consolidated Statements of Assets and Liabilities.

†	Includes cumulative appreciation/depreciation of swap contracts as reported in the Schedules of Investments or Consolidated Schedule of Investments. Market Value is reported within the Statements of Assets & Liabilities or Consolidated Statements of Assets and Liabilities for swap contracts that have paid premiums.

The effect of derivative instruments on the Statement of Operations for the year ended September 30, 2013.

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Swaptions	Options	Futures	Forward Currency Contracts	Swaps	Total
Global Managed Volatility Fund
Equity contracts	$—	$—	$11,996	$—	$—	$11,996
Foreign exchange contracts	—	—	—	52,179	—	52,179
Total	$—	$—	$11,996	$52,179	$—	$64,175
Core Fixed Income Fund
Interest rate contracts	$275	$361	$5,851	$—	$(302)	$6,185
Foreign exchange contracts	—	—	—	1,257	—	1,257
Credit contracts	—	46	—	—	(2,717)	(2,671)
Total	$275	$407	$5,851	$1,257	$(3,019)	$4,771
U.S. Fixed Income Fund
Interest rate contracts	$—	$114	$3,559	$—	$(180)	$3,493
Foreign exchange contracts	—	—	—	342	—	342
Credit contracts	—	—	—	—	(1)	(1)
Total	$—	$114	$3,559	$342	$(181)	$3,834
Multi-Asset Accumulation Fund
Interest rate contracts	$—	$—	$(30,550)	$—	$(10,800)	$(41,350)
Equity contracts	—	—	75,466	—	752	76,218
Foreign exchange contracts	—	—	—	(16,535)	—	(16,535)
Commodity contracts	—	—	(16,478)	—	391	(16,087)
Total	$—	$—	$28,438	$(16,535)	$(9,657)	$2,246
Multi-Asset Income Fund
Interest rate contracts	$—	$—	$—	$—	$230	$230
Equity contracts	—	176	—	—	—	176
Commodity contracts	—	—	—	—	—	—
Total	$—	$176	$—	$—	$230	$406
Multi-Asset Inflation Managed Fund
Interest rate contracts	$—	$—	$2,640	$—	$(62)	$2,578
Equity contracts	—	(1,337)	—	—	(19,066)	(20,403)
Foreign exchange contracts	—	—	—	2,636	—	2,636
Commodity contracts	—	13	1,406	—	(17,151)	(15,732)
Credit contracts	—	—	—	—	88	88
Total	$—	$(1,324)	$4,046	$2,636	$(36,191)	$(30,833)

SEI Institutional Managed Trust / Annual Report / September 30, 2013	259

Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

September 30, 2013

Derivatives Not Accounted for as Hedging Instruments	Swaptions	Options	Futures	Forward Currency Contracts	Swaps	Total
Multi-Asset Capital Stability Fund
Interest rate contracts	$(72)	$—	$(2,835)	$—	$(820)	$(3,727)
Equity contracts	—	(322)	6,714	—	1,906	8,298
Foreign exchange contracts	—	24	—	4,568	—	4,592
Total	$(72)	$(298)	$3,879	$4,568	$1,086	$9,163

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Swaptions	Options	Futures	Forward Currency Contracts	Swaps	Total
Global Managed Volatility Fund
Equity contracts	$—	$—	$71	$—	$—	$71
Foreign exchange contracts	—	—	—	(5,496)	—	(5,496)
Total	$—	$—	$71	$(5,496)	$—	$(5,425)
Core Fixed Income Fund
Interest rate contracts	$522	$(196)	$(2)	$—	$925	$1,249
Foreign exchange contracts	—	—	—	704	—	704
Credit contracts	—	—	—	—	2,547	2,547
Total	$522	$(196)	$(2)	$704	$3,472	$4,500
U.S. Fixed Income Fund
Interest rate contracts	$—	$(1)	$(513)	$—	$248	$(266)
Foreign exchange contracts	—	—	—	50	—	50
Credit contracts	—	—	—	—	148	148
Total	$—	$(1)	$(513)	$50	$396	$(68)
Multi-Asset Accumulation Fund
Interest rate contracts	$—	$—	$9,454	$—	$2,930	$12,384
Equity contracts	—	—	4,294	—	872	5,166
Foreign exchange contracts	—	—	—	(5,529)	—	(5,529)
Commodity contracts	—	—	(3,020)	—	(3,840)	(6,860)
Total	$—	$—	$10,728	$(5,529)	$(38)	$5,161
Multi-Asset Income Fund
Interest rate contracts	$—	$(65)	$—	$—	$(125)	$(190)
Equity contracts	—	287	—	—	—	287
Total	$—	$222	$—	$—	$(125)	$97
Multi-Asset Inflation Managed Fund
Interest rate contracts	$—	$—	$(1,177)	$—	$515	$(662)
Equity contracts	—	177	—	—	(322)	(145)
Foreign exchange contracts	—	—	—	(2,459)	—	(2,459)
Commodity contracts	—	(41)	(123)	—	(1,822)	(1,986)
Credit contracts	—	—	—	—	93	93
Total	$—	$136	$(1,300)	$(2,459)	$(1,536)	$(5,159)
Multi-Asset Capital Stability Fund
Interest rate contracts	$(518)	$(453)	$227	$—	$(248)	$(992)
Equity contracts	—	(20)	1,025	—	—	1,005
Foreign exchange contracts	—	—	—	(652)	—	(652)
Credit contracts	—	—	—	—	(607)	(607)
Total	$(518)	$(473)	$1,252	$(652)	$(855)	$(1,246)

260	SEI Institutional Managed Trust / Annual Report / September 30, 2013

The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

Written Options transactions entered into during the year ended September 30, 2013 are summarized as follows:

Core Fixed Income Fund
	Number of Contracts	Premium ($ Thousands)
Balance at beginning of period	3,990,809	$364
Written	13,902,091	916
Expired	(6,911,360)	(573)
Closing Buys	(1,540)	(614)
Balance at end of period	10,980,000	$93

U.S.Fixed Income Fund
	Number of Contracts	Premium ($ Thousands)
Balance at beginning of period	1,490,030	$34
Written	531	209
Expired	(171)	(68)
Closing Buys	(390)	(158)
Balance at end of period	1,490,000	$17

Multi-Asset Income Fund
	Number of Contracts	Premium ($ Thousands)
Balance at beginning of period	3,121	$460
Written	3,510	830
Expired	(395)	(51)
Closing Buys	(5,852)	(1,182)
Balance at end of period	384	$57

Multi-Asset Inflation Managed Fund
	Number of Contracts	Premium ($ Thousands)
Balance at beginning of period	1,183	$403
Written	460	314
Expired	(1,108)	(103)
Closing Buys	(535)	(614)
Balance at end of period	—	$—

	Multi-Asset Capital Stability Fund
	Number of Contracts	Premium ($ Thousands)
Balance at beginning of period	—	$—
Written	123,484,273	1,071
Expired	(37,860,352)	(160)
Closing Buys	(44,051,315)	(282)
Balance at end of period	41,572,606	$629

Written Swaptions transactions entered into during the year ended September 30, 2013 are summarized as follows:

Multi-Asset Capital Stability Fund
	Notional Amount ($ Thousands)	Premium ($ Thousands)
Balance at beginning of period	$151,500	$525
Written	—	—
Expired	—	—
Closing Buys	(151,500)	(525)
Balance at end of period	$—	$—

At September 30, 2013 the Funds had cash and/or securities at least equal to the value of written options/written swaptions.

5. BASIS FOR CONSOLIDATION FOR THE MULTI-ASSET ACCUMULATION FUND AND MULTI-ASSET INFLATION MANAGED FUND

The consolidated Schedules of Investments, Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets, Statement of Cash Flows, and the Financial Highlights of the Multi-Asset Accumulation Fund and Multi-Asset Inflation Managed Fund include the accounts of their respective Subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation for the Funds. Each of the Subsidiaries has a fiscal year end of September 30th for financial statement consolidation purposes and a nonconforming tax year end of August 31.

The Subsidiaries are classified as controlled foreign corporations under the Internal Revenue Code of 1986 (“IRC”). Each Subsidiary’s taxable income is included in the calculation of the relevant Fund’s taxable income. Net losses of the Subsidiaries are not deductible by the Funds either in the current period or carried forward to future periods.

The Multi-Asset Accumulation Fund and Multi-Asset Inflation Managed Fund may each invest up to 25% of their total assets in its respective Subsidiary.

A summary of the Funds’ investments in the Subsidiaries are as follows:

	INCEPTION DATE OF SUBSIDIARY	SUBSIDIARY NET ASSETS AT SEPTEMBER 30, 2013 ($ THOUSANDS)	% OF TOTAL NET ASSETS AT SEPTEMBER 30, 2013
Accumulation Commodity Strategy Subsidiary, Ltd	April 9, 2012	$210,364	14.9%
Inflation Commodity Strategy Subsidiary, Ltd.	April 9, 2012	117,371	15.3%

SEI Institutional Managed Trust / Annual Report / September 30, 2013	261

Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

September 30, 2013

6. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUB-ADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SIMC serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Global Funds Services (the “Administrator”) provides administrative and transfer agency services to the Funds for annual fees, based on the average daily net assets of each Fund.

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”) serves as each Fund’s Distributor. The Trust has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation therefrom. Such plans provide fees payable to the Distributor, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund. Under both the Shareholder Servicing Plan and Administrative Service Plan, the Distributor may retain as profit any difference between the fee it receives and the amount it pays to third parties. During the year ended September 30, 2013, the Distributor voluntarily waived a portion of its fee for all of the Funds except the U.S. Managed Volatility, Global Managed Volatility and Tax-Managed Managed Volatility Funds.

For the year ended September 30, 2013, the Distributor retained 100% of the shareholder servicing fees, less the shareholder servicing fee waiver, and 100% of the administration servicing fees.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustee fees, prime broker fees, interest and dividend expenses related to short sales and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level. The waivers by the Funds’ Adviser, Administrator and/or Distributor are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses. The waivers are voluntarily and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of any of these waivers at any time. In addition, some Funds may participate in a commission recapture program where the Funds’ trades may be executed through the Funds’ distributor, and a portion of the commissions paid on those trades are then used to pay the Funds’ expenses.

The following is a summary of annual fees payable to the Adviser, Administrator and Distributor and the voluntary expense limitations for each fund:

	Advisory Fee	Administration Fee	Shareholder Servicing Fee	Administrative Servicing Fee	Voluntary Expense Limitation
Large Cap Fund
Class A	0.3900%	0.35%	0.25%	—	0.89%
Large Cap Value Fund
Class A	0.3500%	0.35%	0.25%	—	0.89%
Class I	0.3500%	0.35%	0.25%	0.25%	1.11%
Large Cap Growth Fund
Class A	0.4000%	0.35%	0.25%	—	0.89%
Class I	0.4000%	0.35%	0.25%	0.25%	1.11%
Tax-Managed Large Cap Fund
Class A	0.4000%	0.35%	0.25%	—	0.89%
Class Y	0.4000%	0.15%	0.15%	—	0.56%
S&P 500 Index Fund
Class A	0.0300%	0.22%	0.25%	—	0.43%
Class E	0.0300%	0.22%	—	—	0.25%
Class I	0.0300%	0.22%	0.25%	0.25%	0.65%
Small Cap Fund
Class A	0.6500%	0.35%	0.25%	—	1.14%
Small Cap Value Fund
Class A	0.6500%	0.35%	0.25%	—	1.14%
Class I	0.6500%	0.35%	0.25%	0.25%	1.36%
Small Cap Growth Fund
Class A	0.6500%	0.35%	0.25%	—	1.11%
Class I	0.6500%	0.35%	0.25%	0.25%	1.36%
Tax-Managed Small/Mid Cap Fund
Class A	0.6500%	0.35%	0.25%	—	1.11%

262	SEI Institutional Managed Trust / Annual Report / September 30, 2013

	Advisory Fee	Administration Fee	Shareholder Servicing Fee	Administrative Servicing Fee	Voluntary Expense Limitation
Mid-Cap Fund
Class A	0.4000%	0.35%	0.25%	—	1.02%
Class I	0.4000%	0.35%	0.25%	0.25%	1.26%
U.S. Managed Volatility Fund
Class A	0.6500%	0.35%	0.25%	—	1.00%
Class I	0.6500%	0.35%	0.25%	0.25%	1.25%
Global Managed Volatility Fund
Class A	0.6500%	0.35%	0.25%	—	1.11%
Class I	0.6500%	0.35%	0.25%	0.25%	1.36%
Tax-Managed Managed Volatility Fund
Class A	0.6500%	0.35%	0.25%	—	1.00%
Real Estate Fund
Class A	0.6500%	0.35%	0.25%	—	1.14%
Class I	0.6500%	0.35%	0.25%	0.25%	1.36%
Enhanced Income Fund
Class A	0.4000%	0.35%	0.25%	—	0.60%
Class I	0.4000%	0.35%	0.25%	0.25%	0.85%
Core Fixed Income Fund
Class A	0.2750%	0.28%	0.25%	—	0.67%
Class I	0.2750%	0.28%	0.25%	0.25%	0.89%
U.S. Fixed Income
Class A	0.2750%	0.28%	0.25%	—	0.66%
High Yield Bond Fund
Class A	0.4875%	0.35%	0.25%	—	0.89%
Class I	0.4875%	0.35%	0.25%	0.25%	1.11%
Real Return
Class A	0.2200%	0.35%	0.25%	—	0.45%
Multi-Strategy Alternative Fund
Class A	1.5000%	0.35%	0.25%	—	0.63%
Multi-Asset Accumulation Fund
Class A	0.7500%	0.35%	0.25%	—	1.17%
Multi-Asset Income Fund
Class A	0.6000%	0.35%	0.25%	—	0.80%
Multi-Asset Inflation Managed Fund
Class A	0.5500%	0.35%	0.25%	—	0.90%
Multi-Asset Capital Stability Fund
Class A	0.4000%	0.35%	0.25%	—	0.62%

As of September 30, 2013 , SIMC has entered into investment sub-advisory agreements with the following parties:

Investment Sub-Adviser
Large Cap Fund
AQR Capital Management, LLC
AJO, L.P.
Brown Advisory LLC
Delaware Investments Fund Advisers
LSV Asset Management
Waddell + Reed Investment Management Company
WestEnd Advisors, LLC
Large Cap Value Fund
AJO, L.P.
Lazard Asset Management LLC
LSV Asset Management
Tocqueville Asset Management LP

Investment Sub-Adviser
Large Cap Growth Fund
Brown Advisory LLC
Delaware Investments Fund Advisers
INTECH Investment Management, LLC
Tax-Managed Large Cap Fund
AQR Capital Management, LLC
AJO, L.P.
Brown Advisory LLC
Delaware Investments Fund Advisers
LSV Asset Management
Parametric Portfolio Associates LLC
Waddell + Reed Investment Management Company
WestEnd Advisors, LLC
S&P 500 Index Fund
SSgA Funds Management, Inc.

SEI Institutional Managed Trust / Annual Report / September 30, 2013	263

Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

September 30, 2013

Investment Sub-Adviser
Small Cap Fund
AllianceBernstein, L.P.
AQR Capital Management, LLC
Fiduciary Management Associates, LLC
Integrity Asset Management, LLC
J.P. Morgan Investment Management Inc.
Robeco Investment Management, Inc.
Timberline Asset Management LLC
William Blair + Company LLC
Small Cap Value Fund
Artisan Partners, Limited Partnership
Fiduciary Management Associates, LLC
Lee Munder Capital Group LLC
LSV Asset Management
Martingale Asset Management, L.P.
Robeco Investment Management, Inc.
Security Capital Research + Management
William Blair + Company, LLC
Small Cap Growth Fund
AllianceBernstein, L.P.
AQR Capital Management, LLC
Janus Capital Management, LLC
J.P. Morgan Investment Management Inc.
Timberline Asset Management LLC
Tax-Managed Small/Mid Cap Fund
AllianceBernstein, L.P.
J.P. Morgan Investment Management Inc.
Lee Munder Capital Group, LLC
LSV Asset Management
Parametric Portfolio Associates LLC
Wellington Management Company, LLP
William Blair + Company, LLC
Mid-Cap Fund
J.P. Morgan Investment Management Inc.
Lee Munder Capital Group, LLC
Quantitative Management Associates LLC
U.S. Managed Volatility Fund
Analytic Investors, LLC
AJO, L.P.
LSV Asset Management
Global Managed Volatility Fund
Acadian Asset Management LLC
Analytic Investors, LLC
Tax-Managed Managed Volatility Fund
Analytic Investors LLC
AJO, L.P.
LSV Asset Management
Parametric Portfolio Associates LLC
Real Estate Fund
Center Square Investment Management (formerly, Urdang Capital Management Inc.)
Security Capital Research and Management, Inc.

Investment Sub-Adviser
Enhanced Income Fund
Ares Management LLC
Wellington Management Company, LLP
Core Fixed Income Fund
Jennison Associates LLC
Metropolitan West Asset Management LLC
Wells Capital Management, Inc.
Western Asset Management Company
Western Asset Management Company Limited
U.S. Fixed Income Fund
Jennison Associates LLC
J.P. Morgan Investment Management, Inc.
Metropolitan West Asset Management LLC
Wells Capital Management, Inc.
Western Asset Management Company
Western Asset Management Company Limited
High Yield Bond Fund
Ares Management LLC
Brigade Capital Management, LLC
Delaware Investments Fund Advisers
Guggenheim Partners Investment Management, LLC
J.P. Morgan Investment Management, Inc.
Multi-Strategy Alternative Fund
Turner Investments, LP
Multi-Asset Accumulation Fund
AQR Capital Management, LLC
PanAgora Asset Management Inc.
Multi-Asset Income Fund
Guggenheim Partners Investment Management, LLC
Multi-Asset Inflation Managed Fund
AllianceBernstein, L.P.
Multi-Asset Capital Stability Fund
AllianceBernstein, L.P.

Under the investment sub-advisory agreements, each sub-adviser receives an annual fee paid by SIMC.

Other — The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission (“SEC”). Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. SEC rules require that such commissions not exceed usual and customary commissions.

264	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Such commissions for the year ended September 30, 2013 were as follows ($ Thousands):

Large Cap Fund	$257
Large Cap Value Fund	24
Large Cap Growth Fund	80
S&P 500 Index Fund	8
Small Cap Fund	18
Small Cap Value Fund	26
Small Cap Growth Fund	10
Tax-Managed Small/Mid Cap Fund	49
Mid-Cap Fund	1
Real Estate Fund	14

$487

Payments to Affiliates — Certain officers and/or trustees of the Trust are also officers and/or Directors of the Administrator, Adviser and/or Distributor. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Administrator or Distributor.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, sub-advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed annually by the Board.

LSV Asset Management (a partially owned subsidiary of SIMC) serves as the sub-adviser to the Large Cap, Large Cap Value, Tax-Managed Large Cap, Small Cap Value, Tax-Managed Small/Mid Cap, U.S. Managed Volatility and Tax-Managed Managed Volatility Funds. For this service LSV Asset Management is entitled to receive a fee from SIMC. Such fees for the year ended September 30, 2013 were as follows ($ Thousands):

Large Cap Fund	$379
Large Cap Value Fund	447
Tax-Managed Large Cap Fund	430
Small Cap Value Fund	358
Tax-Managed Small/Mid Cap Fund	195
U.S. Managed Volatility Fund	792
Tax-Managed Managed Volatility Fund	575

$3,176

Fees Paid Indirectly — The Funds may direct certain fund trades to the Distributor who pays a portion of the Funds’ expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, and the effect on the Funds’ expense ratio, as a percentage of the Funds’ average daily net assets for the year ended September 30, 2013, can be found on the Statement of Operations and Financial Highlights, respectively.

Investment in Affiliated Security — The Funds may invest excess cash in the SEI Daily Income Trust Prime Obligation Fund, an affiliated money market fund. Additionally, the Funds may invest the cash collateral from the securities lending program in the SEI Liquidity Fund, L.P.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (“the Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds.

Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula annually reviewed by the SEI Funds’ Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate.

During the year ended September 30, 2013 , the Trust borrowed funds from the SEI Liquid Asset Trust, Prime Obligation Fund. The amount borrowed, interest paid on the borrowing and the corresponding interest rate were as follows ($ Thousands):

	Borrowing Date	Maturity Date	Amount Borrowed	Interest Paid	Interest Rate
S&P 500 Index Fund	02/21/13	02/22/13	$47,000	$—	0.36%
S&P 500 Index Fund	03/05/13	03/06/13	48,000	2	0.36
Small Cap Value Fund	02/13/13	02/14/13	35,000	1	0.35
Mid Cap Fund	06/17/13	06/18/13	5,850	—	0.33
Real Estate Fund	07/03/13	07/04/13	6,300	—	0.31
Real Estate Fund	07/10/13	07/11/13	5,400	—	0.32
High Yield Bond Fund	11/20/12	11/21/12	26,452	—	0.57
High Yield Bond Fund	11/21/12	11/22/12	12,282	—	0.37
High Yield Bond Fund	11/23/12	11/26/12	7,158	—	0.37
High Yield Bond Fund	06/04/13	06/05/13	26,934	—	0.29
High Yield Bond Fund	06/05/13	06/06/13	45,000	—	0.32
High Yield Bond Fund	06/06/13	06/07/13	45,000	—	0.30
High Yield Bond Fund	06/07/13	06/10/13	38,663	—	0.32
High Yield Bond Fund	06/10/13	06/11/13	40,875	1	0.21
High Yield Bond Fund	06/11/13	06/12/13	28,823	—	0.20
High Yield Bond Fund	06/12/13	06/13/13	16,222	—	0.32
High Yield Bond Fund	06/13/13	06/14/13	6,629	—	0.27
High Yield Bond Fund	06/14/13	06/17/13	5,083	—	0.32
High Yield Bond Fund	06/27/13	06/28/13	25,287	—	0.27
Multi-Asset Income Fund	06/11/13	06/12/13	11,860	1	0.32
Multi-Asset Income Fund	06/13/13	06/14/13	11,860	—	0.32

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Managed Trust / Annual Report / September 30, 2013	265

Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

September 30, 2013

7. CAPITAL SHARE TRANSACTIONS

Capital Share Transactions for the Funds were as follows (Thousands):

For the years or period ended September 30, 2013

	Large Cap Fund		Large Cap Value Fund		Large Cap Growth Fund		Tax-Managed Large Cap Fund		S&P 500 Index Fund
	2013	2012	2013	2012	2013	2012	2013	2012	2013	2012
Class A:
Shares Issued	58,079	62,172	9,070	11,183	6,231	7,259	36,203	26,227	3,033	3,283
Shares Issued in Lieu of Cash Distributions	7,221	10,721	969	1,199	190	60	1,380	1,134	129	122
Shares Redeemed	(36,808)	(100,390)	(18,816)	(22,504)	(12,071)	(19,009)	(29,980)	(30,133)	(2,961)	(4,203)
Total Class A Transactions	28,492	(27,497)	(8,777)	(10,122)	(5,650)	(11,690)	7,603	(2,772)	201	(798)
Class E:
Shares Issued	—	—	—	—	—	—	—	—	8,463	41,251 (1)
Shares Issued in Lieu of Cash Distributions	—	—	—	—	—	—	—	—	1,201	754
Shares Redeemed	—	—	—	—	—	—	—	—	(23,580)	(15,513)
Total Class E Transactions	—	—	—	—	—	—	—	—	(13,916)	26,492
Class I:
Shares Issued	—	—	123	95	70	90	29	—	48	58
Shares Issued in Lieu of Cash Distributions	—	—	4	5	—	—	1	—	2	2
Shares Redeemed	—	—	(124)	(175)	(130)	(94)	(80)	—	(101)	(78)
Total Class I Transactions	—	—	3	(75)	(60)	(4)	(50)	—	(51)	(18)
Class Y:
Shares Issued	—	—	—	—	—	—	—	—	—	—
Shares Issued in Lieu of Cash Distributions	—	—	—	—	—	—	—	1	—	—
Shares Redeemed	—	—	—	—	—	—	—	(8)	—	—
Total Class Y Transactions	—	—	—	—	—	—	—	(7)	—	—
Increase (Decrease) in Share Transactions	28,492	(27,497)	(8,774)	(10,197)	(5,710)	(11,694)	7,553	(2,779)	(13,766)	25,676
	Small Cap Fund		Small Cap Value Fund		Small Cap Growth Fund		Tax-Managed Small/Mid Cap Fund		Mid-Cap Fund
	2013	2012	2013	2012	2013	2012	2013	2012	2013	2012
Class A:
Shares Issued	12,519	13,738	3,116	3,211	2,035	2,571	8,489	6,528	2,970	2,223
Shares Issued in Lieu of Cash Distributions	1,176	3,129	180	213	61	—	101	81	20	18
Shares Redeemed	(6,785)	(14,389)	(8,691)	(7,662)	(3,961)	(5,546)	(5,515)	(5,817)	(3,038)	(2,780)
Total Class A Transactions	6,910	2,478	(5,395)	(4,238)	(1,865)	(2,975)	3,075	792	(48)	(539)
Class I:
Shares Issued	—	—	86	85	61	56	—	—	40	30
Shares Issued in Lieu of Cash Distributions	—	—	2	2	—	—	—	—	—	—
Shares Redeemed	—	—	(99)	(122)	(67)	(113)	—	—	(33)	(37)
Total Class I Transactions	—	—	(11)	(35)	(6)	(57)	—	—	7	(7)
Increase (Decrease) in Share Transactions	6,910	2,478	(5,406)	(4,273)	(1,871)	(3,032)	3,075	792	(41)	(546)

266	SEI Institutional Managed Trust / Annual Report / September 30, 2013

	U.S. Managed Volatility Fund		Global Managed Volatility Fund		Tax-Managed Managed Volatility Fund		Real Estate Fund		Enhanced Income Fund
	2013	2012	2013	2012	2013	2012	2013	2012	2013	2012
Class A:
Shares Issued	21,727	28,302	66,254	55,533	19,656	16,046	6,276	6,828	15,366	10,282
Shares Issued in Lieu of Cash Distributions	1,119	619	2,476	—	1,750	1,401	154	106	394	455
Shares Redeemed	(15,468)	(22,790)	(36,256)	(22,060)	(11,665)	(6,869)	(5,737)	(6,360)	(11,407)	(11,057)
Total Class A Transactions	7,378	6,131	32,474	33,473	9,741	10,578	693	574	4,353	(320)
Class I:
Shares Issued	50	180	67	46	—	—	29	26	64	6
Shares Issued in Lieu of Cash Distributions	1	1	1	—	—	—	—	—	1	—
Shares Redeemed	(25)	(135)	(13)	(15)	—	—	(33)	(23)	(26)	—
Total Class I Transactions	26	46	55	31	—	—	(4)	3	39	6
Increase (Decrease) in Share Transactions	7,404	6,177	32,529	33,504	9,741	10,578	689	577	4,392	(314)

	Core Fixed Income Fund		U.S. Fixed Income Fund		High Yield Bond Fund		Real Return Fund		Multi-Strategy Alternative Fund
	2013	2012	2013	2012	2013	2012	2013	2012	2013	2012
Class A:
Shares Issued	36,858	46,620	39,382	51,929	150,061	167,236	12,838	15,146	18,147	16,164
Shares Issued in Lieu of Cash Distributions	4,525	6,771	3,843	4,181	11,987	13,916	702	583	185	565
Shares Redeemed	(58,028)	(62,860)	(25,391)	(64,094)	(133,750)	(140,594)	(9,815)	(24,391)	(9,567)	(12,406)
Total Class A Transactions	(16,645)	(9,469)	17,834	(7,984)	28,298	40,558	3,725	(8,662)	8,765	4,323
Class I:
Shares Issued	659	347	—	—	5,199	4,859	—	—	—	—
Shares Issued in Lieu of Cash Distributions	28	37	—	—	36	77	—	—	—	—
Shares Redeemed	(710)	(510)	—	—	(1,961)	(3,156)	—	—	—	—
Total Class I Transactions	(23)	(126)	—	—	3,274	1,780	—	—	—	—
Increase (Decrease) in Share Transactions	(16,668)	(9,595)	17,834	(7,984)	31,572	42,338	3,725	(8,662)	8,765	4,323

	Multi-Asset Accumulation Fund(2)		Multi-Asset Income Fund(2)		Multi-Asset Inflation Managed Fund(2)		Multi-Asset Capital Stability Fund(2)
	2013	2012	2013	2012	2013	2012	2013	2012
Class A:
Shares Issued	65,577	101,691	20,859	9,035	41,546	57,992	26,979	37,711
Shares Issued in Lieu of Cash Distributions	2,832	298	638	110	270	233	253	1
Shares Redeemed	(22,396)	(10,638)	(7,937)	(981)	(13,977)	(4,715)	(12,565)	(3,393)
Total Class A Transactions	46,013	91,351	13,560	8,164	27,839	53,510	14,667	34,319
Increase in Share Transactions	46,013	91,351	13,560	8,164	27,839	53,510	14,667	34,319

(1)	Includes subscriptions as a result of in-kind transfers of securities (See Note 12).
(2)	Commenced operations on April 9, 2012.

Amounts designated as “—” are zero or have been rounded to zero.

SEI Institutional Managed Trust / Annual Report / September 30, 2013	267

Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

September 30, 2013

8. INVESTMENT TRANSACTIONS

The cost of security purchases and proceeds from the sale of securities, other than temporary cash investments and futures, during the year ended September 30, 2013 , were as follows:

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Large Cap Fund
Purchases	$—	$1,086,189	$1,086,189
Sales	—	821,781	821,781
Large Cap Value Fund
Purchases	—	739,911	739,911
Sales	—	924,682	924,682
Large Cap Growth Fund
Purchases	—	914,339	914,339
Sales	—	1,063,884	1,063,884
Tax-Managed Large Cap Fund
Purchases	—	905,705	905,705
Sales	—	857,124	857,124
S&P 500 Index Fund
Purchases	—	165,338	165,338
Sales	—	730,581	730,581
Small Cap Fund
Purchases	—	274,789	274,789
Sales	—	214,205	214,205
Small Cap Value Fund
Purchases	—	188,812	188,812
Sales	—	305,199	305,199
Small Cap Growth Fund
Purchases	—	244,273	244,273
Sales	—	290,849	290,849
Tax-Managed Small/Mid Cap Fund
Purchases	—	293,476	293,476
Sales	—	249,569	249,569
Mid-Cap Fund
Purchases	—	102,072	102,072
Sales	—	105,169	105,169
U.S. Managed Volatility Fund
Purchases	—	373,343	373,343
Sales	—	276,554	276,554
Global Managed Volatility Fund
Purchases	—	1,058,089	1,058,089
Sales	—	689,622	689,622
Tax-Managed Managed Volatility
Purchases	—	227,268	227,268
Sales	—	142,034	142,034
Real Estate Fund
Purchases	—	165,548	165,548
Sales	—	148,725	148,725
Enhanced Income Fund
Purchases	113,552	60,974	174,526
Sales	126,940	41,478	168,418
Core Fixed Income Fund
Purchases	6,153,306	678,462	6,831,768
Sales	6,203,778	728,409	6,932,187
U.S Fixed Income Fund
Purchases	2,777,303	308,777	3,086,080
Sales	2,641,820	288,166	2,929,986
High Yield Bond Fund
Purchases	—	1,243,554	1,243,554
Sales	—	1,128,040	1,128,040
Real Return Fund
Purchases	250,453	—	250,453
Sales	214,067	—	214,067
Multi-Strategy Alternative Fund
Purchases	—	665,059	665,059
Sales	—	491,500	491,500

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Multi-Asset Accumulation Fund
Purchases	$303,926	$308,049	$611,975
Sales	296,438	312,065	608,503
Multi-Asset Income Fund
Purchases	5,646	102,278	107,924
Sales	1,448	65,316	66,764
Multi-Asset Inflation Managed Fund
Purchases	470,235	262,149	732,384
Sales	284,549	143,505	428,054
Multi-Asset Capital Stability Fund
Purchases	520,055	187,169	707,224
Sales	615,935	224,790	840,725

9. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of The Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

The Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds have each requested private letter rulings from the Internal Revenue Service (“IRS”) concluding that the income generated from their investment in their respective Subsidiaries, each of which invests in commodity-linked derivatives, will be “qualifying income” for regulated investment company (“RIC”) qualification purposes, regardless of whether actual distributions are made to the Funds by the respective Subsidiary.

In July 2011, the IRS suspended the issuance of private letter rulings regarding the investment by RICs into controlled foreign corporations which principally invest in commodities, such as the Subsidiaries, indicating that it was reconsidering its policies surrounding the issuance of these rulings. The IRS subsequently stated that it intends to issue public guidance regarding the use of controlled foreign corporations by RICs to indirectly invest in commodities. It is unclear whether this guidance will continue to permit or somehow restrict the distributions from controlled foreign corporations to be treated as “qualifying income” for purposes of the RIC qualification rules. As a result, there can be no assurance that the IRS will grant the private letter ruling requested by the Funds. The IRS, however, has informally indicated that any guidance regarding the treatment of distributions from controlled foreign corporations will be prospective in application and provide for transition periods for affected RICs. While the private letter ruling request is pending with the IRS, the Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds have secured an opinion of counsel based on customary representations that actual distributions made to the Funds should be treated as “qualifying income.” If the IRS does issue public guidance that results in an adverse determination relating to the treatment of income and gain to the Funds from controlled foreign corporations such as the Subsidiaries, the Funds would likely need to significantly change their investment strategies, which could adversely affect such Funds.

268	SEI Institutional Managed Trust / Annual Report / September 30, 2013

The Real Estate Fund has a tax year that ends on December 31. The following tax disclosures are representative as of September 30, 2013, except for the permanent reclassification and tax character of distributions, which are as of December 31, 2012. Accordingly, the disclosures are for informational use by shareholders and are subject to change attributable to activity through the end of the tax year-ending December 31, 2013.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

	Paid-in- Capital ($ Thousands)	Undistributed Net Investment Income/(Loss) ($ Thousands)	Accumulated Realized Gain/(loss) ($ Thousands)
Large Cap Fund	$—	$109	$(109)
Large Cap Value Fund	3	63	(66)
Large Cap Growth Fund	—	97	(97)
Tax-Managed Large Cap Fund	—	180	(180)
S&P 500 Index Fund	—	359	(359)
Small Cap Fund	—	596	(596)
Small Cap Value Fund	—	408	(408)
Small Cap Growth Fund	(241)	305	(64)
Tax-Managed Small/Mid Cap Fund	—	119	(119)
Mid-Cap Fund	—	31	(31)
U.S. Managed Volatility	—	156	(156)
Global Managed Volatility Fund	—	54,202	(54,202)
Tax-Managed Managed Volatility Fund	—	94	(94)
Real Estate Fund	—	20	(20)
Enhanced Income Fund	—	(27)	27
Core Fixed Income Fund	—	3,500	(3,500)
U.S. Fixed Income Fund	—	1,638	(1,638)
High Yield Bond Fund	—	5,192	(5,192)
Real Return Fund	—	58	(58)
Multi-Strategy Alternative Fund	(1)	775	(774)
Multi-Asset Accumulation Fund	—	11,787	(11,787)
Multi-Asset Income Fund	—	(932)	932
Multi-Asset Inflation Managed Fund	790	(12,035)	11,245
Multi-Asset Capital Stability Fund	—	2,778	(2,778)

The tax character of dividends and distributions paid during the fiscal years or periods ended September 30, 2013 and September 30, 2012 (unless otherwise indicated) was as follows:

		Ordinary Income ($ Thousands)	Long-Term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Total ($ Thousands)
Large Cap Fund	2013	$34,159	$60,066	$—	$94,225
	2012	35,557	90,150	—	125,707
Large Cap Value Fund	2013	20,018	—	—	20,018
	2012	20,539	—	—	20,539
Large Cap Growth Fund	2013	5,306	—	—	5,306
	2012	1,505	—	—	1,505
Tax-Managed Large Cap Fund	2013	22,249	—	—	22,249
	2012	15,527	—	—	15,527
S&P 500 Index Fund	2013	56,490	—	—	56,490
	2012	32,210	—	—	32,210
Small Cap Fund	2013	1,273	12,487	—	13,760
	2012	9,269	24,667	—	33,936
Small Cap Value Fund	2013	3,790	—	—	3,790
	2012	3,845	—	—	3,845
Small Cap Growth Fund	2013	1,207	—	—	1,207
	2012	—	—	—	—
Tax-Managed Small/Mid Cap Fund	2013	1,558	—	—	1,558
	2012	1,060	—	—	1,060
Mid-Cap Fund	2013	626	—	—	626
	2012	468	—	—	468
U.S. Managed Volatility Fund	2013	13,192	5,513	—	18,705
	2012	8,988	—	—	8,988
Global Managed Volatility Fund	2013	26,164	—	—	26,164
	2012	—	—	—	—
Tax- Managed Managed Volatility Fund	2013	11,340	11,647	—	22,987
	2012	5,630	11,412	—	17,042
Real Estate Fund	2013	2,455	—	—	2,455
	2012	1,533	—	—	1,533

SEI Institutional Managed Trust / Annual Report / September 30, 2013	269

Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

September 30, 2013

		Ordinary Income ($ Thousands)	Long-Term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Total ($ Thousands)
Enhanced Income Fund	2013	$3,334	$—	$—	$3,334
	2012	3,714	—	—	3,714
Core Fixed Income Fund	2013	58,329	—	—	58,329
	2012	84,243	—	—	84,243
U.S. Fixed Income Fund	2013	43,328	3,324	—	46,652
	2012	43,325	6,695	—	50,020
High Yield Bond Fund	2013	112,692	—	—	112,692
	2012	123,816	—	—	123,816
Real Return Fund	2013	8,291	—	—	8,291
	2012	6,814	71	—	6,885
Multi-Strategy Alternative Fund	2013	1,930	—	—	1,930
	2012	5,784	—	—	5,784
Multi-Asset Accumulation Fund	2013	24,477	7,602	—	32,079
	2012	3,211	—	—	3,211
Multi-Asset Income Fund	2013	8,719	—	—	8,719
	2012	1,276	—	—	1,276
Multi-Asset Inflation Managed Fund	2013	2,918	93	—	3,011
	2012	588	13	1,875	2,476
Multi-Asset Capital Stability Fund	2013	1,266	1,703	—	2,969
	2012	6	—	—	6

As of September 30, 2013, the components of Distributable Earnings/(Accumulated Losses) were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post October Losses ($ Thousands)	Late-Year Loss Deferral ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distrib Earnings (Accumulated Losses) ($ Thousands)
Large Cap Fund	$32,989	$86,937	$—	$—	$—	$452,441	$174	$572,541
Large Cap Value Fund	3,822	—	(107,386)	—	—	231,444	24	127,904
Large Cap Growth Fund	251	21,125	—	—	—	250,258	17	271,651
Tax-Managed Large Cap Fund	3,905	—	(274,046)	—	—	757,999	239	488,097
S&P 500 Index Fund	11,964	54,410	—	—	—	1,347,629	228	1,414,231
Small Cap Fund	7,281	16,966	—	—	—	86,055	(225)	110,077
Small Cap Value Fund	1,018	—	(3,012)	—	—	48,951	(146)	46,811
Small Cap Growth Fund	—	—	(131,103)	—	(1,303)	58,829	(158)	(73,735)
Tax-Managed Small/Mid Cap Fund	2,548	18,933	—	—	—	109,204	(169)	130,516
Mid-Cap Fund	38	—	(952)	—	—	10,738	(47)	9,777
U.S. Managed Volatility Fund	12,506	36,088	—	—	—	148,868	113	197,575
Global Managed Volatility Fund	63,300	45,947	—	—	—	107,326	3,436	220,009
Tax-Managed Managed Volatility Fund	6,191	19,510	—	—	—	122,321	106	148,128
Real Estate Fund	1,716	—	(12,717)	—	—	22,065	38	11,102
Enhanced Income Fund	1,111	—	(123,775)	—	—	(3,282)	122	(125,824)
Core Fixed Income Fund	840	—	(27,550)	(15,285)	—	17,219	(4,984)	(29,760)
U.S. Fixed Income Fund	1,866	—	—	(7,068)	—	10,110	(4,049)	859
High Yield Bond Fund	18,520	—	(90,106)	—	—	19,444	(9,161)	(61,303)
Real Return Fund	189	1,056	—	(952)	—	(2,123)	(1,416)	(3,246)
Multi-Strategy Alternative Fund	1,765	—	(8,814)	(4,680)	—	8,131	(4)	(3,602)
Multi-Asset Accumulation Fund	4,919	19,558	—	—	—	(1,749)	(4,011)	18,717
Multi-Asset Income Fund	4,736	1,019	—	—	—	(1,815)	(570)	3,370
Multi-Asset Inflation Managed Fund	—	—	—	(6,821)	(12,827)	(24,392)	4,032	(40,008)
Multi-Asset Capital Stability Fund	—	2,176	—	(5,221)	—	(1,237)	(540)	(4,822)

Post October losses represent losses realized on investment transactions from November 1, 2012 through September 30, 2013 that, in accordance with Federal income tax regulations, the Funds may defer and treat as having arisen in the following fiscal year. Deferred Late-Year Losses

270	SEI Institutional Managed Trust / Annual Report / September 30, 2013

represent ordinary losses realized on investment transactions from January 1, 2013 through September 30, 2013 and specified losses realized on investment transactions from October 1, 2012 through September 30, 2013, that, in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following fiscal year.

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains as follows:

	Expires 2019 ($ Thousands)	Expires 2018 ($ Thousands)	Expires 2017 ($ Thousands)	Expires 2016 ($ Thousands)	Expires 2015 ($ Thousands)	Expires 2014 ($ Thousands)	Expires 2013 ($ Thousands)	Total Capital Loss Carryforwards ($ Thousands)
Large Cap Value Fund	$—	$107,386	$—	$—	$—	$—	$—	$107,386
Tax-Managed Large Cap Fund	—	264,576	9,470	—	—	—	—	274,046
Small Cap Value Fund	—	3,012	—	—	—	—	—	3,012
Small Cap Growth Fund	—	131,103	—	—	—	—	—	131,103
Mid-Cap Fund	—	952	—	—	—	—	—	952
Real Estate Fund	—	—	12,717	—	—	—	—	12,717
Enhanced Income Fund	26,775	61,656	31,835	3,427	83	—	—	123,776
High Yield Bond Fund	—	17,345	63,877	3,037	5,847	—	—	90,106
Multi-Strategy Alternative Fund	1,945	—	—	—	—	—	—	1,945

Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

	Short-Term Loss	Long-Term Loss	Total*
Core Fixed Income Fund	$—	$27,550	$27,550
Multi-Strategy Alternative Fund	2,510	4,359	6,869

*	This table should be used in conjunction with the capital loss carryforwards table.

During the fiscal year ended September 30, 2013, the following Funds utilized capital loss carryforward to offset capital gains and/or had expired capital loss carryforwards:

Utilized Capital Loss Carryforwards ($ Thousands)
Large Cap Value Fund	$131,032
Large Cap Growth Fund	140,636
Tax-Managed Large Cap Fund	37,794
S&P 500 Index Fund	7,873
Small Cap Value Fund	44,946
Small Cap Growth Fund	41,126
Tax-Managed Small/Mid Cap Fund	8,815
Mid-Cap Fund	15,951
Global Managed Volatility Fund	17,504
Enhanced Income Fund	42
Core Fixed Income Fund	14,695
High Yield Bond Fund	47,231

For Federal income tax purposes, the cost of securities owned at September 30, 2013, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes primarily due to investments in partnerships that captures losses from other securities, and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at September 30, 2013 , were as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Large Cap Fund	$1,737,071	$484,312	$(31,696)	$452,616
Large Cap Value Fund	1,270,999	306,123	(74,654)	231,469
Large Cap Growth Fund	1,323,850	273,850	(23,574)	250,276
Tax-Managed Large Cap Fund	1,774,456	798,891	(40,653)	758,238
S&P 500 Index Fund	1,546,546	1,371,433	(23,580)	1,347,853
Small Cap Fund	397,605	97,330	(11,500)	85,830
Small Cap Value Fund	415,286	72,942	(24,107)	48,835
Small Cap Growth Fund	374,651	75,812	(17,088)	58,724
Tax-Managed Small/Mid Cap Fund	429,842	123,275	(14,239)	109,036
Mid-Cap Fund	106,245	13,848	(3,109)	10,739
U.S. Managed Volatility Fund	703,412	160,710	(11,730)	148,980
Global Managed Volatility Fund	1,246,979	137,158	(26,386)	110,772
Tax-Managed Managed Volatility Fund	498,730	128,664	(6,236)	122,428
Real Estate Fund	207,008	36,319	(14,254)	22,065
Enhanced Income Fund	205,631	1,041	(4,201)	(3,160)
Core Fixed Income Fund	2,151,660	80,952	(64,313)	16,639

SEI Institutional Managed Trust / Annual Report / September 30, 2013	271

Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

September 30, 2013

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. Fixed Income Fund	$1,104,882	$29,369	$(18,759)	$10,610
High Yield Bond Fund	2,032,677	76,459	(57,003)	19,456
Real Return Fund	310,393	1,416	(3,539)	(2,123)
Multi-Strategy Alternative Fund	413,875	14,899	(6,256)	8,643
Multi-Asset Accumulation Fund	1,350,843	20,136	(11,192)	8,944
Multi-Asset Income Fund	242,936	4,318	(5,946)	(1,628)
Multi-Asset Inflation Managed Fund	892,824	15,248	(19,401)	(4,153)
Multi-Asset Capital Stability Fund	497,009	912	(1,903)	(991)

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of September 30, 2013, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

10. SECURITIES LENDING

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board of Trustees. These loans may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its Adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash. Collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral between 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These investments may include the SEI Liquidity Fund L.P., and the Fund bears all of the gains and losses on such investment. There is no guarantee that these investments will not lose value.

11. CONCENTRATIONS/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, Management believes that, based on experience, the risk of loss from such claims is considered remote.

In the normal course of business, the Multi-Strategy Alternative Fund invests substantially in underlying funds that are comprised of fixed income and equity securities in specific industries and that may engage in short selling activities, writing option contracts, and equity swaps, and therefore, the Fund may be affected by events in these industries. The Fund’s Prospectus provides a description of concentration and risk associated with the different investments in the underlying affiliated investment companies.

In the normal course of business, the Multi-Asset Funds’ invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries. The Funds’ Prospectus provides a description of concentration of risk associated with the different investments.

The market values of the Core Fixed Income, U.S. Fixed Income, High Yield Bond and Multi-Asset Funds’ investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds. Please refer to each Fund’s current prospectus for a comprehensive discussion of the risks associated with investing in the Fund.

12. IN-KIND TRANSFER OF SECURITIES

During the year ended September 30, 2012, the S&P 500 Index Fund issued shares of beneficial interest in exchange for securities. The securities were transferred at their current value on the date of the transaction.

Transaction Date	Shares Issued	Value
09/28/12	1,755,134	$69,836,796

272	SEI Institutional Managed Trust / Annual Report / September 30, 2013

13. RECENT ACCOUNTING PRONOUNCEMENTS

In December 2011, the FASB issued a further update to the guidance “Balance Sheet – Disclosures about Offsetting Assets and Liabilities”. The amendments to this standard require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The amended guidance is effective for interim and annual reporting periods beginning after January 1, 2013. Management does not expect the adoption to have a significant impact on the financial statements. In January 2013, the FASB issued ASU 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities (ASU 2013-01). This update clarifies that the scope of ASU 2011-11 and 2013-01 are effective for interim and annual periods beginning on or after January 1, 2013. The adoption of the additional disclosure requirements are reflected in the Trust’s financial statements.

In June 2013, the Financial Accounting Standards Board issued an update (“ASU 2013-08”) to ASC Topic 946, Financial Services – Investment Companies (“Topic 946”). ASU 2013-08 amends the guidance in Topic 946 for determining whether an entity qualifies as an investment company and requires certain additional disclosures. ASU 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. Management is currently evaluating the impact, if any, of ASU 2013-08 on the Fund’s financial statements.

14. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements.

SEI Institutional Managed Trust / Annual Report / September 30, 2013	273

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders

SEI Institutional Managed Trust:

We have audited the accompanying statements of assets and liabilities of SEI Institutional Managed Trust (the Trust), comprised of the Large Cap Fund, Large Cap Value Fund, Large Cap Growth Fund, Tax-Managed Large Cap Fund, S&P 500 Index Fund, Small Cap Fund, Small Cap Value Fund, Small Cap Growth Fund, Tax-Managed Small/Mid Cap Fund, Mid-Cap Fund, U.S. Managed Volatility Fund, Global Managed Volatility Fund, Tax-Managed Managed Volatility Fund, Real Estate Fund, Enhanced Income Fund, Core Fixed Income Fund, U.S. Fixed Income Fund, High Yield Bond Fund, Real Return Fund, Multi-Strategy Alternative Fund, Multi-Asset Income Fund and the Multi-Asset Capital Stability Fund (twenty-two of the twenty-four funds comprising the Trust), including the schedules of investments and summary schedules of investments, as of September 30, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, the statement of cash flows for the year then ended for the Multi-Asset Income Fund, and the financial highlights for each of the years or periods in the five-year period then ended. We have also audited the accompanying consolidated statements of assets and liabilities of the Multi-Asset Accumulation Fund and the Multi-Asset Inflation Managed Fund (two of the twenty-four funds comprising the Trust), including the consolidated schedules of investments, as of September 30, 2013, and the related consolidated statements of operations for the year then ended, the consolidated statements of changes in net assets for each of the years or periods in the two-year period then ended, the consolidated statement of cash flows for the year then ended for the Multi-Asset Inflation Managed Fund, and the consolidated financial highlights for each of the years or periods in the two-year period then ended. These financial statements and consolidated financial statements and financial highlights and consolidated financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and consolidated financial statements and financial highlights and consolidated financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and consolidated financial statements and financial highlights and consolidated financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2013, by correspondence with the custodians and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and consolidated financial statements and financial highlights and consolidated financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds comprising SEI Institutional Managed Trust as of September 30, 2013, the results of their operations, the changes in their net assets, their cash flows, and the financial highlights for the years or periods described in the first paragraph, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

November 27, 2013

274	SEI Institutional Managed Trust / Annual Report / September 30, 2013

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)

The following chart lists Trustees and Officers as of September 30, 2013.

Set forth below are the names, addresses, ages, position with the Trust, Term of Office and Length of Time Served, the principal occupations for the last five years, number of portfolios in fund complex overseen by trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-342-5734.

Name Address, and Age	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
INTERESTED TRUSTEES
Robert A. Nesher One Freedom Valley Drive Oaks, PA 19456 67 yrs. old	Chairman of the Board of Trustees*	since 1982	Currently performs various services on behalf of SEI for which Mr. Nesher is compensated.	99	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, Director of SEI Global Master Fund, plc, SEI Global Assets Fund, plc, SEI Global Investments Fund, plc, SEI Investments Global, Limited, SEI Investments — Global Fund Services, Limited, SEI Investments (Europe), Limited, SEI Global Nominee Ltd., SEI Structured Credit Fund, L.P.
William M. Doran One Freedom Valley Drive Oaks, PA 19456 73 yrs. old	Trustee*	since 1982	Self-employed consultant since 2003. Partner, Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI, SIMC, the Administrator and the Distributor. Secretary of SEI since 1978.	99	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, Director of SEI since 1974. Director of the Distributor since 2003. Director of SEI Investments — Global Fund Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe), Limited, SEI Investments (Asia), SEI Global Nominee Ltd., Limited and SEI Asset Korea Co., Ltd.
TRUSTEES
George J. Sullivan, Jr. One Freedom Valley Drive Oaks, PA 19456 70 yrs. old	Trustee	since 1996	Retired since January 2012. Self- Employed Consultant, Newfound Consultants Inc. since April 1997- December 2011.	99	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, State Street Navigator Securities Lending Trust, and SEI Structured Credit Fund, L.P., member of the independent review committee for SEI’s Canadian-registered mutual funds.

*	Messrs. Nesher and Doran are Trustees who may be deemed as “interested” persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with SIMC and the Trust’s Distributor.
[1]

There is no stated term of office for the Trustees of the Trust. However, a Trustee must retire from the Board by the end of the calendar year in which the Trustee turns 75 provided that, although there shall be a presumption that each Trustee attaining such age shall retire, the Board may, if it deems doing so to be consistent with the best interest of the Trust, and with the consent of any Trustee that is eligible for retirement, by unanimous vote, extend the term of such Trustee for successive periods of one year.

[2]

The Fund Complex includes the following Trusts: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, Adviser Managed Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and New Covenant Funds.

SEI Institutional Managed Trust / Annual Report / September 30, 2013	275

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited) (Continued)

Name Address, and Age	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
TRUSTEES (continued)
Nina Lesavoy One Freedom Valley Drive Oaks, PA 19456 56 yrs. old	Trustee	since 2003	Founder and Managing Director, Avec Capital since 2008. Managing Director, Cue Capital from March 2002-March 2008.	99	Director of SEI Structured Credit Fund, L.P.
James M. Williams One Freedom Valley Drive Oaks, PA 19456 65 yrs. old	Trustee	since 2004	Vice President and Chief Investment Officer, J. Paul Getty Trust, Non-Profit Foundation for Visual Arts, since December 2002.	99	Trustee/Director of Ariel Mutual Funds, and SEI Strucured Credit Fund, L.P.
Mitchell A. Johnson One Freedom Valley Drive Oaks, PA 19456 71 yrs. old	Trustee	Since 2007	Private Investor since 1994.	99	Trustee of the Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, and Bishop Street Funds
Hubert L. Harris, Jr. One Freedom Valley Drive Oaks, PA 19456 70 yrs. old	Trustee	since 2008	Retired since December 2005. Chief Executive Officer and Chair of the Board of Directors, AMVESCAP Retirement, Inc., 1997-December 2005. Chief Executive Officer, INVESCO North America, September 2003-December 2005.	99	Director of Colonial BancGroup, Inc. and St. Joseph’s Translational Research Institute; Chair of the Board of Trustees, Georgia Tech Foundation, Inc. (nonprofit corporation); Board of Councilors of the Carter Center.
OFFICERS
Robert A. Nesher One Freedom Valley Drive Oaks, PA 19456 67 yrs. old	President and CEO	since 2005	Currently performs various services on behalf of SEI for which Mr. Nesher is compensated.	N/A	N/A
Peter A. Rodriguez One Freedom Valley Drive Oaks, PA 19456 51 yrs. old	Controller and Chief Financial Officer	since 2011	Director, Fund Accounting, SEI Investments Global Funds Services (March 2011, September 2002 to March 2005 and 1997-2002); Director, Mutual Fund Trading, SEI Private Trust Company (May 2009 to February 2011); Director, Asset Data Services, Global Wealth Services (June 2006 to April 2009); Director, Portfolio Accounting, SEI Investments Global Funds Services (March 2005 to June 2006)	N/A	N/A
Russell Emery One Freedom Valley Drive Oaks, PA 19456 50 yrs. old	Chief Compliance Officer	since 2006	Chief Compliance Officer of SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Institutional Investments Trust, The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, and Bishop Street Funds, since March 2006. Chief Compliance Officer of SEI Structured Credit Fund, LP and SEI Alpha Strategy Portfolios, LP since June 2007. Chief Compliance Officer of Adviser Managed Trust since December 2010. Chief Compliance Officer of New Covenant Funds since February 2012.	N/A	N/A

276	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Name Address, and Age	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
OFFICERS (continued)
Timothy D. Barto One Freedom Valley Drive Oaks, PA 19456 45 yrs. old	Vice President and Secretary	since 2002	General Counsel, Vice President and Secretary of SIMC and the Administrator since 2004. Vice President and Assistant Secretary of SEI since 2001. Vice President of SIMC and the Administrator since 1999.	N/A	N/A
Aaron Buser One Freedom Valley Drive Oaks, PA 19456 43 yrs. old	Vice President and Assistant Secretary	since 2008	Vice President and Assistant Secretary of SIMC since 2007. Associate at Stark & Stark (2004-2007).	N/A	N/A
David F. McCann One Freedom Valley Drive Oaks, PA 19456 37 yrs. old	Vice President and Assistant Secretary	since 2009	Vice President and Assistant Secretary of SIMC since 2008. Attorney, Drinker Biddle & Reath, LLP (law firm), May 2005-October 2008. Attorney, Pepper Hamilton, LLP (law firm), September 2001-May 2005.	N/A	N/A
Stephen G. MacRae One Freedom Valley Drive Oaks, PA 19456 45 yrs. old	Vice President	since 2012	Director of Global Investment Product Management, January 2004 to present.	N/A	N/A
Edward McCusker One Freedom Valley Drive Oaks, PA 19456 29 yrs. old	Anti-Money Laundering Compliance Officer and Privacy Officer	since 2013

Compliance Manager of SEI Investments Company, May 2011-April 2013. Project Manager and AML Operations Lead of SEI Private Trust Company, September 2010-May 2011. Private Banking Client Service Professional of SEI Private Banking and Trust September 2008-September 2010.

				N/A	N/A

[1]

There is no stated term of office for the Trustees of the Trust. However, a Trustee must retire from the Board by the end of the calendar year in which the Trustee turns 75 provided that, although there shall be a presumption that each Trustee attaining such age shall retire, the Board may, if it deems doing so to be consistent with the best interest of the Trust, and with the consent of any Trustee that is eligible for retirement, by unanimous vote, extend the term of such Trustee for successive periods of one year.

[2]

The Fund Complex includes the following Trusts: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, Adviser Managed Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and New Covenant Funds.

SEI Institutional Managed Trust / Annual Report / September 30, 2013	277

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 4/1/13	Ending Account Value 9/30/13	Annualized Expense Ratios	Expense Paid During Period*
Large Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,094.90	0.89%	$4.67
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,020.61	0.89%	$4.51
Large Cap Value Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,092.20	0.89%	$4.67
Class I Shares	1,000.00	1,091.50	1.11	5.82
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,020.61	0.89%	$4.51
Class I Shares	1,000.00	1,019.50	1.11	5.62
Large Cap Growth Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,100.20	0.89%	$4.69
Class I Shares	1,000.00	1,099.20	1.11	5.84
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,020.61	0.89%	$4.51
Class I Shares	1,000.00	1,019.50	1.11	5.62

	Beginning Account Value 4/1/13	Ending Account Value 9/30/13	Annualized Expense Ratios	Expense Paid During Period*
Tax-Managed Large Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,095.50	0.89%	$4.68
Class Y Shares	1,000.00	1,097.00	0.56	2.94
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,020.61	0.89%	$4.51
Class Y Shares	1,000.00	1,022.26	0.56	2.84
S&P 500 Index Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,080.80	0.43%	$2.24
Class E Shares	1,000.00	1,081.80	0.25	1.30
Class I Shares	1,000.00	1,079.50	0.65	3.39
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.91	0.43%	$2.18
Class E Shares	1,000.00	1,023.82	0.25	1.27
Class I Shares	1,000.00	1,021.81	0.65	3.29

278	SEI Institutional Managed Trust / Annual Report / September 30, 2013

	Beginning Account Value 4/1/13	Ending Account Value 9/30/13	Annualized Expense Ratios	Expense Paid During Period*
Small Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,158.30	1.14%	$6.17
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.35	1.14%	$5.77
Small Cap Value Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,109.40	1.14%	$6.04
Class I Shares	1,000.00	1,108.50	1.36	7.20
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.35	1.14%	$5.78
Class I Shares	1,000.00	1,018.24	1.36	6.89
Small Cap Growth Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,191.00	1.11%	$6.10
Class I Shares	1,000.00	1,189.40	1.36	7.48
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.50	1.11%	$5.63
Class I Shares	1,000.00	1,018.24	1.36	6.89
Tax-Managed Small/Mid Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,132.20	1.11%	$5.94
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.50	1.11%	$5.63
Mid-Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,114.50	1.02%	$5.42
Class I Shares	1,000.00	1,112.70	1.26	6.70
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.94	1.02%	$5.18
Class I Shares	1,000.00	1,018.73	1.26	6.40
U.S. Managed Volatility Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,047.00	1.00%	$5.13
Class I Shares	1,000.00	1,045.70	1.25	6.41
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,020.05	1.00%	$5.06
Class I Shares	1,000.00	1,018.80	1.25	6.33
Global Managed Volatility Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,000.90	1.11%	$5.57
Class I Shares	1,000.00	1,000.00	1.36	6.82
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.50	1.11%	$5.62
Class I Shares	1,000.00	1,018.25	1.36	6.88
Tax-Managed Managed Volatility Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,050.70	1.00%	$5.14
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,020.05	1.00%	$5.06
Real Estate Fund
Actual Fund Return
Class A Shares	$1,000.00	$960.70	1.14%	$5.60
Class I Shares	1,000.00	959.50	1.36	6.68
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.35	1.14%	$5.77
Class I Shares	1,000.00	1,018.25	1.36	6.88
Enhanced Income Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,006.30	0.60%	$3.03
Class I Shares	1,000.00	1,004.30	0.85	4.28
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.05	0.60%	$3.05
Class I Shares	1,000.00	1,020.80	0.85	4.31

	Beginning Account Value 4/1/13	Ending Account Value 9/30/13	Annualized Expense Ratios	Expense Paid During Period*
Core Fixed Income Fund
Actual Fund Return
Class A Shares	$1,000.00	$981.30	0.67%	$3.33
Class I Shares	1,000.00	979.40	0.89	4.42
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,021.71	0.67%	$3.40
Class I Shares	1,000.00	1,020.61	0.89	4.51
U.S. Fixed Income Fund
Actual Fund Return
Class A Shares	$1,000.00	$980.30	0.66%	$3.28
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,021.76	0.66%	$3.35
High Yield Bond Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,006.70	0.89%	$4.48
Class I Shares	1,000.00	1,006.40	1.11	5.58
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,020.61	0.89%	$4.51
Class I Shares	1,000.00	1,019.40	1.11	5.62
Real Return Fund
Actual Fund Return
Class A Shares	$1,000.00	$977.00	0.45%	$2.23
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.81	0.45%	$2.28
Multi-Strategy Alternative Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,009.30	0.67%	$3.37
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,021.71	0.67%	$3.40
Multi-Asset Accumulation Fund
Actual Fund Return
Class A Shares	$1,000.00	$952.80	1.23%	$6.01
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,018.91	1.23%	$6.22
Multi-Asset Income Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,000.00	0.98%	$4.90
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,020.17	0.98%	$4.95
Multi-Asset Inflation Managed Fund
Actual Fund Return
Class A Shares	$1,000.00	$954.40	0.93%	$4.56
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,020.41	0.93%	$4.71
Multi-Asset Capital Stability Fund
Actual Fund Return
Class A Shares	$1,000.00	$982.20	0.62%	$3.08
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,021.96	0.62%	$3.14

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the period since inception).

SEI Institutional Managed Trust / Annual Report / September 30, 2013	279

Board of Trustee Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited)

SEI Institutional Managed Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the series of the Trust (the “Funds”) and may manage the cash portion of the Funds’ assets. Pursuant to separate sub-advisory agreements (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”) with SIMC, and under the supervision of SIMC and the Trust’s Board of Trustees (the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to these Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”) requires that the initial approval of, as well as the continuation of, the Funds’ Investment Advisory Agreements must be specifically approved: (i) by the vote of the Board or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval(s). In connection with their consideration of such approval(s), the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Trust’s Board calls and holds meetings each year that are dedicated to considering whether to renew the Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations. The Board also receives extensive data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from Fund counsel and independent counsel to the Independent Trustees regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the course of the Trust’s fiscal year, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds and the level of the sub-advisory fees that SIMC pays the Sub-Advisers compared with the fees each charge to comparable mutual funds; (vi) the Funds’ overall fees and operating expenses compared with similar mutual funds; (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance systems; (ix) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (x) SIMC’s and the Sub-Advisers’ reputation, expertise and resources in domestic and/or international financial markets; and (xi) the Funds’ performance compared with similar mutual funds.

280	SEI Institutional Managed Trust / Annual Report / September 30, 2013

At the June 19-20, 2013 and September 10-11, 2013, meetings of the Board of Trustees, the Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreements and approved the selection of SIMC and the Sub-Advisers to act in their respective capacities for the Funds. The Board’s approval was based on its consideration and evaluation of a variety of specific factors discussed at the meeting and at prior meetings, including:

•

the nature, extent and quality of the services provided to the Funds under the Investment Advisory Agreements, including the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds;

•	the Funds’ investment performance and how it compared to that of other comparable mutual funds;

•	the Funds’ expenses under each Investment Advisory Agreement and how those expenses compared to those of other comparable mutual funds;

•

the profitability of SIMC and the Sub-Advisers and their affiliates with respect to the Funds, including both direct and indirect benefits accruing to SIMC and the Sub-Advisers and their affiliates; and

•

the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Investment Advisory Agreements reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and each Sub-Adviser’s personnel, experience, track record and compliance program. The Trustees found the level of SIMC’s and each Sub-Adviser’s professional staff and culture of compliance satisfactory. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds supported renewal of the Investment Advisory Agreements.

Fund Performance. The Board of Trustees considered Fund performance in determining whether to renew the Investment Advisory Agreements. Specifically, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indices/benchmarks in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In evaluating performance, the Trustees considered both market risk and shareholder risk expectations for the Funds. The Trustees found Fund performance satisfactory, and, where performance was below the benchmark, the Trustees were satisfied that appropriate steps were being taken. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds supported renewal of the Investment Advisory Agreements.

Fund Expenses. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also considered information about average expense ratios of comparable mutual funds in the Funds’ respective peer groups. The Trustees further considered the fact that the comparative fee analysis either showed that the various fees were below average or that there was a reasonable basis for the fee level. Finally, the Trustees considered the effects of SIMC’s voluntary waiver of management and other fees to prevent total Fund expenses from exceeding a specified cap and concluded that SIMC, through waivers, has maintained the Funds’ net operating expenses at competitive levels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements.

Profitability. With regard to profitability, the Trustees considered all compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the varied levels of compensation and profitability under the Investment Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by SIMC and the Sub-Advisers and their affiliates. The Trustees found that profitability was reasonable.

SEI Institutional Managed Trust / Annual Report / September 30, 2013	281

Board of Trustee Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited) (Concluded)

When considering the profitability of the Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and such compensation with respect to any Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of SIMC and the Sub-Advisers is reasonable and supported renewal of the Investment Advisory Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Funds obtain reasonable benefit from economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

282	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Notice to Shareholders (Unaudited)

For shareholders who do not have a September 30, 2013, taxable year end, this notice is for informational purposes only. For shareholders with a September 30, 2013, taxable year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended September 30, 2013, the Funds are designating long term and qualifying dividend income with regard to distributions paid during the year as follows:

	(A) Return of Capital	(B) Long Term Capital Gains Distributions (Tax Basis)	(C) Ordinary Income Distributions (Tax Basis)	Total Distributions (Tax Basis)	(D) Dividends Qualifying for Corporate Dividends Rec. Deduction (1)
Large Cap Fund	0%	64%	36%	100%	73%
Large Cap Value Fund	0%	0%	100%	100%	100%
Large Cap Growth Fund	0%	0%	100%	100%	100%
Tax-Managed Large Cap Fund	0%	0%	100%	100%	100%
S&P 500 Index Fund	0%	0%	100%	100%	98%
Small Cap Fund	0%	91%	9%	100%	49%
Small Cap Value Fund	0%	0%	100%	100%	100%
Small Cap Growth Fund	0%	0%	100%	100%	100%
Tax-Managed Small/Mid Cap Fund	0%	0%	100%	100%	100%
Mid-Cap Fund	0%	0%	100%	100%	100%
U.S. Managed Volatility Fund	0%	29%	71%	100%	88%
Global Managed Volatility Fund(7)	0%	0%	100%	100%	25%
Tax-Managed Managed Volatility Fund	0%	51%	49%	100%	100%
Real Estate Fund(6)	0%	0%	100%	100%	0%
Enhanced Income Fund	0%	0%	100%	100%	0%
Core Fixed Income Fund	0%	0%	100%	100%	0%
U.S. Fixed Income Fund	0%	7%	93%	100%	0%
High Yield Bond Fund	0%	0%	100%	100%	0%
Real Return Fund	0%	0%	100%	100%	0%
Multi-Strategy Alternative Fund	0%	0%	100%	100%	8%
Multi-Asset Accumulation Fund	0%	24%	76%	100%	1%
Multi-Asset Income Fund	0%	0%	100%	100%	0%
Multi-Asset Inflation Managed Fund	0%	3%	97%	100%	49%
Multi-Asset Capital Stability Fund	0%	57%	43%	100%	0%

	(E) Qualifying Dividend Income (15% Tax Rate for QDI) (2)	(F) U.S. Government Interest (3)	Interest Related Dividends (4)	Short-Term Capital Gain Dividends (5)
Large Cap Fund	73%	0%	0%	100%
Large Cap Value Fund	100%	0%	0%	0%
Large Cap Growth Fund	100%	0%	0%	0%
Tax-Managed Large Cap Fund	100%	0%	0%	0%
S&P 500 Index Fund	98%	0%	0%	0%
Small Cap Fund	48%	0%	8%	100%
Small Cap Value Fund	100%	0%	0%	0%
Small Cap Growth Fund	100%	0%	0%	0%
Tax-Managed Small/Mid Cap Fund	100%	0%	0%	0%
Mid-Cap Fund	100%	1%	1%	0%
U.S. Managed Volatility Fund	90%	1%	1%	100%
Global Managed Volatility Fund(7)	63%	0%	1%	0%
Tax-Managed Managed Volatility Fund	100%	0%	0%	100%
Real Estate Fund(6)	0%	0%	0%	0%
Enhanced Income Fund	0%	0%	100%	0%
Core Fixed Income Fund	0%	8%	93%	0%
U.S. Fixed Income Fund	0%	6%	71%	100%
High Yield Bond Fund	0%	0%	95%	0%
Real Return Fund	0%	20%	1%	100%
Multi-Strategy Alternative Fund	28%	0%	0%	0%
Multi-Asset Accumulation Fund	2%	0%	1%	100%
Multi-Asset Income Fund	0%	0%	65%	100%
Multi-Asset Inflation Managed Fund	100%	15%	52%	100%
Multi-Asset Capital Stability Fund	0%	0%	15%	100%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(3)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

SEI Institutional Managed Trust / Annual Report / September 30, 2013	283

Notice to Shareholders (Unaudited) (Concluded)

(4)	The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(5)	The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(6)	Information reflects Fund activity based on Fund’s December 31, 2012 tax reporting year.

(7)	The Fund intends to pass through a foreign tax credit to shareholders for fiscal year ended 2013, the total amount of foreign source income is $24,788,880. The total amount of foreign tax credit is $2,062,938. Your allocable share of the foreign tax credit will be reported on Form 1099 DIV.

Items (A) and (B) are based on the percentages of each Fund’s total distribution.

Items (C) and (D) are based on the percentage of ordinary income distributions of each Fund.

Item (E) is based on the percentage of gross income of each Fund.

Please consult your tax adviser for proper treatment of this information. This notification should be kept with your permanent tax records.

284	SEI Institutional Managed Trust / Annual Report / September 30, 2013

SEI INSTITUTIONAL MANAGED TRUST ANNUAL REPORT SEPTEMBER 30, 2013

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Officers

Robert A. Nesher

President and Chief Executive Officer

Peter A. Rodriguez

Controller and Chief Financial Officer

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Edward McCusker

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

SEI-F-087 (9/13)

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

Item 3. Audit Committee Financial Expert.

(a) (1) The Registrant’s Board of Trustees has determined that the Registrant has at least two audit committee financial experts serving on the audit committee.

(a) (2) The audit committee financial experts are George J. Sullivan, Jr. and Hubert L. Harris, Jr. Messrs. Sullivan and Harris are independent as defined in Form N-CSR Item 3 (a) (2)

Item 4. Principal Accountant Fees and Services.

Fees billed by KPMG LLP (“KPMG”) related to the Registrant.

KPMG billed the Registrant aggregate fees for services rendered to the Registrant for the fiscal years 2013 and 2012 as follows:

	Fiscal 2013			Fiscal 2012
	All fees and services to the Registrant that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Registrant that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre-approval
(a) Audit Fees (1)	$691,000	$0	N/A	$628,750	$0	N/A
(b) Audit-Related Fees (3)	$0	$0	$0	$20,000	$0	$0
(c) Tax Fees (4)	$0	$28,000	$0	$0	$5,000	$0
(d) All Other Fees (2)	$0	$237,000	$0	$0	$236,000	$0

Notes:

(1)	Audit fees include amounts related to the audit of the Registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
(2)	See Item 4(g) for a description of the services comprising the fees disclosed in this category.
(3)	Audit-related fees include amounts related to attestation reporting over compliance with an exemptive order under the federal securities laws.
(4)	Tax fees include amounts related to tax compliance and consulting services for various service affiliates of the Registrant.

(e)(1) The Registrant’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Registrant may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services: (1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial experts, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	Fiscal 2013	Fiscal 2012
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not Applicable.

(g)(1) The aggregate non-audit fees and services billed by KPMG for the fiscal years 2013 and 2012 were $237,000 and $236,000, respectively. Non-audit fees consist of SSAE No. 16 review of fund accounting and administration operations, attestation report in accordance with Rule 17 Ad-13, and agreed upon procedures report over certain internal controls related to compliance with federal securities laws and regulations.

(h) During the past fiscal year, Registrant’s principal accountant provided certain non-audit services to Registrant’s investment adviser or to entities controlling, controlled by, or under common control with Registrant’s investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Audit Committee of Registrant’s Board of Trustees reviewed and considered these non-audit services provided by Registrant’s principal accountant to Registrant’s affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Large Cap Fund, Large Cap Value Fund, Large Cap Growth Fund, Tax-Managed Large Cap Fund, S&P 500 Index Fund, Small Cap Fund, Small Cap Value Fund, Small Cap Growth Fund, Tax-Managed Small/Mid Cap Fund, Mid-Cap Fund, U.S. Managed Volatility Fund, Global Managed Volatility Fund and Tax-Managed Managed Volatility Fund are listed below. The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Real Estate Fund, Enhanced Income Fund, Core Fixed Income Fund, U.S. Fixed Income Fund, High Yield Bond Fund, Real Return Fund Multi-Strategy Alternative Fund, Multi-Asset Accumulation Fund, Multi-Asset Income Fund, Multi-Asset Inflation Managed Fund and Multi-Asset Capital Stability Fund is included as part of the report to shareholders filed under Item 1 of this form.

Schedule of Investments

Large Cap Fund

September 30, 2013

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK — 95.3%
Consumer Discretionary — 12.7%
Abercrombie & Fitch, Cl A (A)	38,600	$1,365
Apollo Group, Cl A * (A)	33,500	697
Autoliv	17,400	1,520
Best Buy	184,900	6,934
Big Lots *	19,300	716
CBS, Cl B	145,060	8,001
Chipotle Mexican Grill, Cl A * (A)	11,700	5,015
Coach	206,478	11,259
Comcast, Cl A	134,330	6,065
CST Brands (A)	7,255	216
Dillard’s, Cl A	47,800	3,743
DIRECTV *	69,800	4,171
Ford Motor	338,600	5,712
Fossil Group *	39,910	4,639
GameStop, Cl A (A)	177,600	8,818
Gannett	175,100	4,691
Gap	64,300	2,590
Goodyear Tire & Rubber	44,400	997
Harley-Davidson, Cl A (A)	148,764	9,557
Harman International Industries, Cl A	55,190	3,655
Home Depot	76,600	5,810
International Game Technology	131,900	2,497
Kohl’s	43,200	2,235
L Brands (A)	161,025	9,839
Lear	97,500	6,978
Liberty Media—Interactive, Cl A *	508,275	11,929
Macy’s	37,500	1,623
Magna International, Cl A (A)	39,400	3,253
Murphy USA *	9,200	372
Nike, Cl B	262,578	19,074
Nordstrom	196,083	11,020
Panera Bread, Cl A *	19,700	3,123
priceline.com *	12,250	12,384
Ralph Lauren, Cl A	34,010	5,603
Sally Beauty Holdings *	139,350	3,645
Signet Jewelers	50,900	3,647
Starbucks	106,483	8,196
Target, Cl A	216,409	13,846
Time Warner Cable, Cl A	90,260	10,073
TRW Automotive Holdings *	30,600	2,182
Tupperware Brands	3,800	328
Twenty-First Century Fox	394,930	13,204
Walt Disney	170,405	10,989
Whirlpool	71,400	10,456
Wyndham Worldwide	22,500	1,372
Yum! Brands	52,360	3,738

		267,777

Consumer Staples — 9.4%
Altria Group	22,500	773
Anheuser-Busch InBev ADR	100,342	9,954
Archer-Daniels-Midland	139,100	5,124
Avon Products	50,700	1,044
Bunge	13,800	1,048
Coca-Cola	53,600	2,030
Coca-Cola Enterprises	36,100	1,452
Constellation Brands, Cl A *	8,300	476

		Market Value
Description	Shares	($ Thousands)
Costco Wholesale	188,547	$21,706
CVS Caremark	324,190	18,398
Dr Pepper Snapple Group	2,600	117
Energizer Holdings	22,200	2,023
Estee Lauder, Cl A	245,556	17,164
Green Mountain Coffee Roasters * (A)	18,900	1,424
Hershey	49,700	4,597
Ingredion	28,100	1,859
Kimberly-Clark	27,100	2,553
Kroger	235,700	9,508
Lorillard	63,700	2,853
Mead Johnson Nutrition, Cl A	146,432	10,874
Mondelez International, Cl A	356,626	11,205
Nu Skin Enterprises, Cl A	39,800	3,811
PepsiCo	21,400	1,701
Philip Morris International	105,270	9,115
Procter & Gamble	78,100	5,904
Reynolds American	13,200	644
Safeway (A)	118,200	3,781
Tyson Foods, Cl A	363,600	10,283
Walgreen	265,175	14,266
Wal-Mart Stores	51,000	3,772
Whole Foods Market	306,788	17,947

		197,406

Energy — 9.8%
Apache	45,500	3,874
Chevron	256,400	31,153
ConocoPhillips	179,900	12,505
Core Laboratories (A)	36,348	6,150
CVR Energy	9,000	347
Diamond Offshore Drilling (A)	68,500	4,269
EOG Resources	109,025	18,456
Exxon Mobil	353,900	30,449
FMC Technologies *	113,410	6,285
Halliburton	100,386	4,834
Helmerich & Payne (A)	31,100	2,144
Hess	77,400	5,986
Kinder Morgan	332,853	11,840
Marathon Oil	270,500	9,435
Marathon Petroleum	104,700	6,734
Murphy Oil	103,900	6,267
Nabors Industries	54,300	872
National Oilwell Varco, Cl A	71,220	5,563
Noble Energy (A)	97,480	6,532
Occidental Petroleum	104,330	9,759
Patterson-UTI Energy	11,300	242
Phillips 66	174,610	10,096
Schlumberger, Cl A	87,661	7,746
SM Energy	20,500	1,582
Superior Energy Services *	9,700	243
Valero Energy	65,300	2,230

		205,593

Financials — 15.5%
ACE	35,500	3,321
Aflac	43,900	2,721
Allied World Assurance Holdings	49,000	4,870
Allstate	177,300	8,963
American Capital Agency, Cl A †	7,300	165
American Financial Group	87,647	4,738
American International Group	397,620	19,336

1	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Schedule of Investments

Large Cap Fund

September 30, 2013

		Market Value
Description	Shares	($ Thousands)
American Tower, Cl A †	8,800	$652
Ameriprise Financial	48,800	4,445
Annaly Capital Management †	60,600	702
Associated Banc-Corp	4,700	73
Assurant	149,000	8,061
AvalonBay Communities †	1,900	241
Axis Capital Holdings	38,600	1,672
Bank of America	827,180	11,415
Bank of New York Mellon	55,300	1,670
Berkshire Hathaway, Cl B *	23,600	2,679
Boston Properties †	2,200	235
Brandywine Realty Trust †	67,500	890
Capital One Financial	116,460	8,005
CBL & Associates Properties †	35,800	684
CBOE Holdings	60,000	2,714
Charles Schwab	314,064	6,639
Chubb	71,600	6,391
Citigroup	429,660	20,843
CME Group	88,625	6,548
CNA Financial	25,700	981
CommonWealth †	17,600	386
Discover Financial Services	216,500	10,942
Endurance Specialty Holdings	20,000	1,074
Equity Lifestyle Properties †	31,200	1,066
Equity Residential †	8,300	445
Everest Re Group	59,200	8,608
Fifth Third Bancorp	420,500	7,586
General Growth Properties †	13,700	264
Goldman Sachs Group	70,400	11,138
Hartford Financial Services Group	115,600	3,597
HCP †	10,500	430
Health Care †	6,600	412
Hospitality Properties Trust †	29,600	838
Host Hotels & Resorts †	10,200	180
Huntington Bancshares	807,500	6,670
IntercontinentalExchange * (A)	51,000	9,252
JPMorgan Chase	580,980	30,031
KeyCorp	732,200	8,347
Kimco Realty †	5,800	117
Lincoln National	122,900	5,161
MetLife	42,000	1,972
MFA Financial †	94,700	705
Morgan Stanley	34,500	930
PartnerRe	46,200	4,229
PNC Financial Services Group	113,200	8,201
Popular *	31,470	826
Progressive	324,650	8,840
ProLogis †	11,500	433
Protective Life	37,300	1,587
Prudential Financial	35,400	2,761
Public Storage †	3,300	530
Realty Income †	4,500	179
Regions Financial	369,800	3,424
Reinsurance Group of America, Cl A	49,200	3,296
RenaissanceRe Holdings	14,600	1,322
Senior Housing Properties Trust †	28,600	667
Simon Property Group †	7,200	1,067
SLM	258,100	6,427
State Street	43,900	2,886

		Market Value
Description	Shares	($ Thousands)
Torchmark, Cl A (A)	13,700	$991
Travelers	117,500	9,961
Unum Group	164,100	4,995
US Bancorp	45,700	1,672
Validus Holdings	45,100	1,668
Ventas †	3,851	237
Vornado Realty Trust †	2,800	235
Wells Fargo	506,300	20,920
Weyerhaeuser †	8,000	229

		327,388

Health Care — 13.5%
Abbott Laboratories	94,400	3,133
AbbVie	88,700	3,968
Aetna, Cl A	146,400	9,373
Alexion Pharmaceuticals *	39,730	4,615
Allergan	112,750	10,198
AmerisourceBergen	70,400	4,301
Amgen, Cl A	167,313	18,729
Baxter International	18,600	1,222
Biogen Idec *	73,699	17,744
Bristol-Myers Squibb	155,290	7,187
Cardinal Health	51,800	2,701
Celgene, Cl A *	169,728	26,126
Cigna	61,500	4,727
Covance *	57,595	4,980
DaVita HealthCare Partners *	93,664	5,330
Eli Lilly	61,400	3,090
Endo Pharmaceuticals Holdings *	18,600	845
Express Scripts Holding *	310,939	19,210
Gilead Sciences *	90,870	5,710
HCA Holdings	26,000	1,112
Humana	95,900	8,950
Idexx Laboratories * (A)	45,564	4,540
Intuitive Surgical *	18,141	6,826
Johnson & Johnson	195,094	16,913
Leidos Holdings (A)	26,750	1,218
McKesson	36,500	4,683
Medtronic	41,200	2,194
Merck	114,000	5,428
Myriad Genetics * (A)	31,800	747
Novo Nordisk ADR	42,125	7,128
Omnicare (A)	122,900	6,821
Perrigo (A)	43,050	5,311
Pfizer	707,787	20,321
Pharmacyclics *	9,900	1,371
Questcor Pharmaceuticals (A)	15,100	876
Shire	54,910	6,583
St. Jude Medical	89,900	4,822
United Therapeutics	78,200	6,166
UnitedHealth Group	56,060	4,014
Warner Chilcott, Cl A	3,500	80
WellPoint	151,100	12,633
Zimmer Holdings	36,300	2,982

		284,908

Industrials — 8.4%
Aecom Technology *	47,600	1,488
AGCO	69,100	4,175
Alaska Air Group	24,400	1,528
Alliant Techsystems	57,949	5,653
Canadian Pacific Railway	66,670	8,221

2	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Schedule of Investments

Large Cap Fund

September 30, 2013

		Market Value
Description	Shares	($ Thousands)
Caterpillar, Cl A	22,600	$1,884
Copa Holdings, Cl A	9,500	1,317
Cummins	80,770	10,732
Danaher, Cl A	100,901	6,995
Deere	31,400	2,556
Delta Air Lines, Cl A	253,600	5,982
Engility Holdings *	4,883	155
Exelis	246,700	3,876
FedEx	9,600	1,095
Fluor	122,118	8,666
General Dynamics	25,900	2,267
General Electric	206,700	4,938
Huntington Ingalls Industries, Cl A	44,200	2,979
Kansas City Southern	47,650	5,211
KBR	46,600	1,521
L-3 Communications Holdings	110,800	10,470
Lockheed Martin	33,900	4,324
Norfolk Southern	22,600	1,748
Northrop Grumman	137,600	13,108
Oshkosh Truck *	65,400	3,203
Pall (A)	115,160	8,872
Parker Hannifin, Cl A	15,700	1,707
Pentair	147,350	9,569
Raytheon	115,400	8,894
Roper Industries	45,738	6,077
RR Donnelley & Sons (A)	78,200	1,236
Southwest Airlines, Cl A	103,700	1,510
Stericycle, Cl A *	55,986	6,461
Timken	40,900	2,470
Union Pacific	66,720	10,364
United Continental Holdings *	38,400	1,179
United Technologies	4,700	507
URS	51,300	2,757
US Airways Group * (A)	63,900	1,212
Waste Management	26,000	1,072

		177,979

Information Technology — 19.9%
Accenture, Cl A	82,931	6,107
Activision Blizzard	14,700	245
Adobe Systems *	496,827	25,805
Altera	83,430	3,100
Amdocs	164,100	6,013
Amphenol, Cl A	65,261	5,050
Ansys *	45,883	3,970
AOL	58,400	2,019
Apple	52,032	24,806
Applied Materials	507,720	8,906
Arrow Electronics, Cl A *	6,300	306
Avnet	62,900	2,624
Brocade Communications Systems *	13,400	108
CA	157,400	4,670
Cisco Systems	682,750	15,990
Citrix Systems *	61,285	4,327
Cognizant Technology Solutions, Cl A *	42,259	3,470
Computer Sciences	24,400	1,263
CoreLogic *	75,200	2,034
Corning, Cl B	209,800	3,061

		Market Value
Description	Shares	($ Thousands)
eBay *	160,675	$8,964
EMC	423,971	10,837
F5 Networks, Cl A *	29,960	2,569
Facebook, Cl A *	125,280	6,294
Fidelity National Information Services, Cl B	47,000	2,183
Fiserv, Cl A *	12,600	1,273
Flextronics International *	208,400	1,894
Genpact *	222,508	4,201
Google, Cl A *	21,753	19,054
Harris	37,800	2,242
Hewlett-Packard	93,000	1,951
IAC	5,500	301
Ingram Micro, Cl A *	286,700	6,608
Intel	171,500	3,931
International Business Machines	59,388	10,998
Intuit	130,225	8,635
Lender Processing Services	7,400	246
Lexmark International, Cl A (A)	13,900	459
LinkedIn, Cl A *	6,120	1,506
Marvell Technology Group	388,900	4,472
Mastercard, Cl A	36,265	24,398
Microsoft	444,075	14,792
National Instruments	119,729	3,703
NetApp	120,996	5,157
Nokia ADR *	492,140	3,204
Oracle, Cl B	486,713	16,144
Qualcomm	482,440	32,497
Rovi *	12,000	230
Salesforce.com * (A)	105,411	5,472
SanDisk	77,200	4,594
Science Applications International *	15,286	516
Seagate Technology	90,600	3,963
Symantec, Cl A	98,900	2,448
TE Connectivity	37,400	1,937
Tech Data *	20,300	1,013
Teradata *	251,755	13,957
Texas Instruments	173,410	6,983
VeriFone Holdings *	98,175	2,244
VeriSign * (A)	125,675	6,396
Visa, Cl A	133,437	25,500
Western Digital	177,300	11,241
Xerox	545,200	5,610
Yahoo! *	138,100	4,579

		419,070

Materials — 2.9%
Cabot	27,000	1,153
CF Industries Holdings	26,000	5,482
Dow Chemical, Cl A	192,440	7,390
Eastman Chemical	23,100	1,800
Ecolab	62,862	6,208
Freeport-McMoRan Copper & Gold, Cl B	62,100	2,054
Huntsman	144,500	2,978
LyondellBasell Industries, Cl A	152,110	11,139
Monsanto	55,390	5,781
Packaging Corp of America	47,000	2,683
PPG Industries	1,005	168

3	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Schedule of Investments

Large Cap Fund

September 30, 2013

	Shares/Face Amount	Market Value
Description	($ Thousands)	($ Thousands)
Reliance Steel & Aluminum	9,900	$725
Rock Tenn, Cl A	39,600	4,011
Steel Dynamics	48,200	806
Syngenta ADR	75,675	6,152
Westlake Chemical	14,900	1,559

		60,089

Telecommunication Services — 1.6%
AT&T	61,400	2,076
Crown Castle International *	348,190	25,428
Frontier Communications (A)	209,300	873
Verizon Communications	91,400	4,265

		32,642

Utilities — 1.6%
AES	358,800	4,768
Ameren	32,300	1,126
American Electric Power	159,900	6,932
DTE Energy	24,800	1,636
Duke Energy	9,500	634
Edison International	153,900	7,089
Entergy	96,800	6,117
Exelon (A)	32,000	948
NV Energy	55,300	1,306
Public Service Enterprise Group	127,300	4,192

		34,748

Total Common Stock (Cost $1,541,675) ($ Thousands)		2,007,600

	Number of Warrants
WARRANTS — 0.0%
Kinder Morgan Expires 2017 *	98,496	489

Total Warrants (Cost $188) ($Thousands)		489

AFFILIATED PARTNERSHIP — 3.9%
SEI Liquidity Fund, L.P. 0.070%**† (B)	81,401,719	81,402

Total Affiliated Partnership (Cost $81,402) ($ Thousands)		81,402

CASH EQUIVALENTS — 4.5%
Investors Cash Trust—Treasury Portfolio—DWS US Treasury Money Fund, 0.010%	3,036,378	3,036
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**†	92,142,522	92,143

Total Cash Equivalents (Cost $95,179) ($ Thousands)		95,179

U.S. TREASURY OBLIGATIONS (C) (D) — 0.2%
U.S. Treasury Bills
0.070%, 02/06/14	$1,976	1,976
0.040%, 01/09/14	3,041	3,041

Total U.S. Treasury Obligations (Cost $5,016) ($ Thousands)		5,017

Total Investments — 103.9% (Cost $1,723,460) ($ Thousands)		$2,189,687

A list of the open futures contracts held by the Fund at September 30, 2013, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized (Depreciation) ($ Thousands)
S&P 500 Index EMINI	418	Dec-2013	$(175)

For the year ended September 30, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $2,107,192 ($Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of September 30, 2013.
†	Real Estate Investment Trust.
††	Investment in Affiliated Security.
(A)	This security or a partial position of this security is on loan at September 30, 2013. The total market value of securities on loan at September 30, 2013 was $79,181 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan . The total market value of such securities as of September 30, 2013 was $81,402 ($ Thousands).
(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.
(D)	The rate reported is the effective yield at the time of purchase.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

4	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Schedule of Investments

Large Cap Fund

September 30, 2013

The following is a list of the level of inputs used as of September 30, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,007,600	$—	$—	$2,007,600
Warrant	489	—	—	489
U.S. Treasury Obligations	—	5,017	—	5,017
Cash Equivalents	95,179	—	—	95,179
Affiliated Partnership	—	81,402	—	81,402

Total Investments in Securities	$2,103,268	$86,419	$—	$2,189,687

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$—	$—	$—	$—
Unrealized Depreciation	(175)	—	—	(175)

Total Other Financial Instruments	$(175)	$—	$—	$(175)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the year ended September 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended September 30, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

5	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Schedule of Investments

Large Cap Value Fund

September 30, 2013

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.7%
Consumer Discretionary — 7.7%
American Eagle Outfitters	188,900	$2,643
Ascena Retail Group *	186,000	3,707
Autoliv (A)	33,900	2,963
Autozone *	7,025	2,970
Best Buy	189,500	7,106
Comcast, Cl A	113,850	4,938
CST Brands (A)	9,911	295
Dillard’s, Cl A	24,100	1,887
DIRECTV *	67,300	4,021
Foot Locker, Cl A	70,100	2,379
Ford Motor	307,600	5,189
GameStop, Cl A (A)	158,600	7,875
Gannett	108,900	2,918
Gap	72,900	2,936
General Motors *	98,100	3,529
Goodyear Tire & Rubber	59,000	1,325
Hasbro (A)	55,800	2,630
Kohl’s	66,600	3,447
Lear	137,600	9,848
Macy’s	177,800	7,693
Magna International, Cl A	55,600	4,590
McDonald’s	23,400	2,251
Murphy USA *	8,450	341
Staples	200,865	2,943
Target, Cl A	31,100	1,990
Time Warner Cable, Cl A	22,000	2,455
Viacom, Cl B	94,500	7,898
Whirlpool	61,700	9,035

		111,802

Consumer Staples — 6.3%
Altria Group	62,600	2,150
Archer-Daniels-Midland	65,300	2,405
Avon Products	106,200	2,188
Campbell Soup (A)	42,120	1,715
CVS Caremark	197,500	11,208
Dr Pepper Snapple Group (A)	58,100	2,604
Green Mountain Coffee Roasters * (A)	18,500	1,393
Hershey	63,100	5,837
Hillshire Brands	32,200	990
Ingredion	41,000	2,713
Kroger	262,800	10,601
Lorillard	37,600	1,684
Molson Coors Brewing, Cl B	131,800	6,607
Nu Skin Enterprises, Cl A	60,400	5,782
PepsiCo	77,710	6,178
Procter & Gamble	26,800	2,026
Safeway (A)	118,000	3,775
SUPERVALU * (A)	111,437	917
SYSCO, Cl A (A)	115,600	3,680
Tyson Foods, Cl A	215,700	6,100
Walgreen	47,800	2,572
Wal-Mart Stores	114,250	8,450

		91,575

Energy — 14.2%
Anadarko Petroleum, Cl A	26,900	2,501
Apache	67,225	5,723
Baker Hughes	71,625	3,517

Description	Shares	Market Value ($ Thousands)
Cameco	74,800	$1,352
Chevron	336,800	40,921
ConocoPhillips	247,500	17,204
Consol Energy	107,700	3,624
CVR Energy	10,200	393
Diamond Offshore Drilling (A)	91,100	5,677
EOG Resources	16,600	2,810
EQT	26,900	2,387
Exxon Mobil	497,295	42,787
Halliburton	196,201	9,447
Helmerich & Payne (A)	34,400	2,372
Hess	72,300	5,592
Marathon Oil	451,380	15,744
Marathon Petroleum	111,110	7,147
Murphy Oil	166,410	10,038
Nabors Industries	98,000	1,574
National Oilwell Varco, Cl A	39,800	3,109
Occidental Petroleum	115,770	10,829
Phillips 66	55,800	3,226
Schlumberger, Cl A	44,915	3,969
Tesoro	40,700	1,790
Valero Energy	89,200	3,046

		206,779

Financials — 25.0%
ACE	30,300	2,835
Aflac	121,255	7,517
Allied World Assurance Holdings	43,400	4,313
Allstate	301,700	15,251
American Express	64,650	4,882
American Financial Group	70,400	3,806
American International Group	196,600	9,561
Ameriprise Financial	51,800	4,718
Assurant	150,100	8,120
AvalonBay Communities †	21,100	2,682
Axis Capital Holdings	63,200	2,737
Bank of America	967,400	13,350
Bank of New York Mellon	52,600	1,588
Capital One Financial	33,000	2,268
CBL & Associates Properties †	83,500	1,595
CBOE Holdings	97,400	4,406
CBRE Group, Cl A *	170,695	3,948
Chubb	99,300	8,863
Citigroup	409,960	19,887
Discover Financial Services	203,400	10,280
Endurance Specialty Holdings	39,000	2,095
Everest Re Group	114,515	16,652
Fifth Third Bancorp	662,200	11,946
Goldman Sachs Group	85,000	13,448
Hartford Financial Services Group	219,600	6,834
Hospitality Properties Trust †	58,400	1,653
Huntington Bancshares	1,025,300	8,469
Invesco	100,500	3,206
JPMorgan Chase	744,500	38,483
KeyCorp	751,100	8,562
Lazard, Cl A	95,849	3,452
Lincoln National	130,900	5,496
McGraw-Hill	42,525	2,789
MetLife	238,600	11,202
MSCI, Cl A *	68,460	2,756

1	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Schedule of Investments

Large Cap Value Fund

September 30, 2013

		Market Value
Description	Shares	($ Thousands)
PartnerRe	19,900	$1,822
PNC Financial Services Group	141,100	10,223
Protective Life (A)	71,200	3,029
Prudential Financial	54,100	4,219
Regions Financial	939,700	8,702
RenaissanceRe Holdings	23,900	2,164
SLM	263,800	6,569
State Street	46,200	3,038
Tanger Factory Outlet Centers †	72,600	2,370
Travelers	120,100	10,181
Unum Group	155,100	4,721
US Bancorp	48,000	1,756
Wells Fargo	724,100	29,920
Weyerhaeuser †	99,160	2,839
Willis Group Holdings	69,300	3,003

		364,206

Health Care — 13.4%
Abbott Laboratories	28,700	952
AbbVie	28,700	1,284
Aetna, Cl A	161,800	10,359
Agilent Technologies	49,305	2,527
Allergan	28,150	2,546
AmerisourceBergen	103,600	6,330
Amgen, Cl A	109,040	12,206
Baxter International	66,500	4,368
Biogen Idec *	27,100	6,524
Cardinal Health	69,900	3,645
CareFusion *	59,800	2,206
Celgene, Cl A *	35,300	5,434
Cigna	124,400	9,561
Covidien	56,000	3,413
Endo Pharmaceuticals Holdings *	33,500	1,522
Express Scripts Holding *	37,300	2,305
Forest Laboratories, Cl A *	85,330	3,651
Hologic *	80,235	1,657
Humana	95,900	8,950
Johnson & Johnson	152,795	13,246
McKesson	84,700	10,867
Merck	171,600	8,170
Omnicare (A)	112,600	6,249
Pfizer	927,300	26,623
Questcor Pharmaceuticals (A)	12,100	702
St. Jude Medical	117,185	6,286
Teleflex	33,690	2,772
United Therapeutics *	92,400	7,286
UnitedHealth Group	26,700	1,912
Warner Chilcott, Cl A	145,600	3,327
WellPoint	142,000	11,873
Zimmer Holdings	67,700	5,561

		194,314

Industrials — 10.7%
Aecom Technology *	55,300	1,729
AGCO	64,500	3,897
Alliant Techsystems	62,500	6,098
Boeing	21,800	2,562
Caterpillar, Cl A	78,600	6,553
Deere	38,700	3,150
Delta Air Lines, Cl A (A)	340,600	8,035
Diana Shipping * (A)	198,936	2,401
Eaton	47,700	3,284

		Market Value
Description	Shares	($ Thousands)
Emerson Electric	52,450	$3,394
Engility Holdings *	9,516	302
Exelis	435,500	6,842
Fluor	15,800	1,121
General Dynamics	24,800	2,170
General Electric	514,075	12,281
GrafTech International * (A)	330,810	2,795
Honeywell International	33,300	2,765
Huntington Ingalls Industries, Cl A	39,900	2,689
Illinois Tool Works	38,050	2,902
Ingersoll-Rand	42,190	2,740
ITT	107,165	3,853
Joy Global (A)	58,800	3,001
KBR	30,400	992
L-3 Communications Holdings	116,800	11,038
Lockheed Martin	42,500	5,421
Norfolk Southern	23,800	1,841
Northrop Grumman	157,030	14,959
Oshkosh Truck *	141,600	6,935
Raytheon	190,300	14,666
Rockwell Collins	48,180	3,269
RR Donnelley & Sons (A)	144,100	2,277
SPX	30,200	2,556
Union Pacific	32,000	4,971
United Rentals *	43,300	2,524

		156,013

Information Technology — 10.6%
Amdocs	211,200	7,738
Apple	16,300	7,771
Automatic Data Processing	46,030	3,332
Avnet	75,300	3,141
CA	235,300	6,981
Check Point Software Technologies * (A)	96,070	5,434
Cisco Systems	800,000	18,736
Corning, Cl B	175,400	2,559
EMC	214,085	5,472
Flextronics International *	163,900	1,490
Harris	35,200	2,088
Hewlett-Packard	222,600	4,670
Ingram Micro, Cl A *	333,500	7,687
Intel	161,300	3,697
International Business Machines	12,400	2,296
LSI Logic	653,290	5,109
Marvell Technology Group	507,800	5,840
Microsoft	315,560	10,511
Oracle, Cl B	328,600	10,900
Riverbed Technology * (A)	179,800	2,623
SanDisk	87,000	5,178
Seagate Technology	122,200	5,345
Symantec, Cl A	93,000	2,302
TE Connectivity	46,300	2,397
Tech Data *	33,500	1,672
Teradyne * (A)	141,200	2,332
Vishay Intertechnology * (A)	103,400	1,333
Western Digital	157,400	9,979
Xerox	477,745	4,916

		153,529

2	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Schedule of Investments

Large Cap Value Fund

September 30 , 2013

	Shares/Face Amount	Market Value
Description	($ Thousands)	($ Thousands)
Materials — 4.4%
Agrium	16,200	$1,361
CF Industries Holdings	24,100	5,081
Crown Holdings *	132,800	5,615
Domtar (A)	15,100	1,199
E.I. Du Pont de Nemours	96,800	5,669
Eastman Chemical	92,200	7,183
Freeport-McMoRan Copper & Gold, Cl B	143,700	4,754
Goldcorp	96,550	2,511
Huntsman	135,000	2,782
LyondellBasell Industries, Cl A	81,200	5,946
Mosaic	71,700	3,085
Owens-Illinois *	222,990	6,694
Packaging Corp of America	74,300	4,242
Rock Tenn, Cl A	26,600	2,694
Sealed Air	84,286	2,291
WR Grace *	37,940	3,316

		64,423

Telecommunication Services — 1.2%
AT&T	347,300	11,746
Verizon Communications	124,700	5,818

		17,564

Utilities — 3.2%
AES	504,100	6,699
Ameren	52,200	1,819
American Electric Power	289,900	12,567
Duke Energy	33,000	2,204
Edison International	134,600	6,200
Entergy	91,900	5,807
NV Energy	133,800	3,159
Public Service Enterprise Group	141,100	4,646
Westar Energy, Cl A	101,300	3,105

		46,206

Total Common Stock (Cost $1,160,413) ($ Thousands)		1,406,411

AFFILIATED PARTNERSHIP — 3.2%
SEI Liquidity Fund, L.P. 0.070%**† (B)	46,842,265	46,842

Total Affiliated Partnership (Cost $46,842) ($ Thousands)		46,842

CASH EQUIVALENT — 3.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**†	46,601,208	46,601

Total Cash Equivalent (Cost $46,601) ($ Thousands)		46,601

U.S. TREASURY OBLIGATIONS (C) (D) — 0.2%
U.S. Treasury Bills
0.073%, 02/06/14	$2,380	2,380
0.040%, 01/09/14	234	234

Total U.S. Treasury Obligations (Cost $2,614) ($ Thousands)		2,614

Total Investments — 103.3% (Cost $1,256,470) ($ Thousands)		$1,502,468

A list of the open futures contracts held by the Fund at September 30, 2013, are as follows:

			Unrealized
	Number of		Appreciation
Type of	Contracts	Expiration	(Depreciation)
Contract	Long	Date	($ Thousands)
Russell 2000 Index E-MINI	10	Dec-2013	$19
S&P 500 Index EMINI	116	Dec-2013	(44)

			$(25)

For the year ended September 30, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $1,454,341 ($Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of September 30, 2013.
†	Real Estate Investment Trust.
††	Investment in Affiliated Security.
(A)	This security or a partial position of this security is on loan at September 30, 2013. The total market value of securities on loan at September 30, 2013 was $45,465 ($ Thousands).
(B)	This security was purchased with cash collateral received from securities lending. The total market value of such securities as of September 30, 2013 was $ 46,842 ($ Thousands).
(C)	The rate reported is the effective yield at the time of purchase.
(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

The following is a list of the level of inputs used as of September 30, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,406,411	$—	$—	$1,406,411
U.S. Treasury Obligations	—	2,614	—	2,614
Affiliated Partnership	—	46,842	—	46,842
Cash Equivalent	46,601	—	—	46,601

Total Investments in Securities	$1,453,012	$49,456	$—	$1,502,468

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$19	$—	$—	$19
Unrealized Depreciation	(44)	—	—	(44)

Total Other Financial Instruments	$(25)	$—	$—	$(25)

For the year ended September 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended September 30, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

3	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Schedule of Investments

Large Cap Growth Fund

September 30, 2013

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.0% ‡
Consumer Discretionary — 16.3%
AMC Networks, Cl A *	31,300	$2,143
Best Buy (A)	21,400	802
Brinker International	10,900	442
Burger King Worldwide	42,000	820
Carter’s (A)	25,500	1,935
CBS, Cl B	4,200	232
Charter Communications, Cl A *	900	121
Chipotle Mexican Grill, Cl A *	500	214
Comcast, Cl A	185,900	8,393
Delphi Automotive	82,000	4,791
Discovery Communications, Cl A * (A)	117,100	9,886
DISH Network, Cl A	25,500	1,148
Domino’s Pizza	20,200	1,373
Dunkin’ Brands Group (A)	48,100	2,177
Ford Motor	13,000	219
Fossil Group *	87,179	10,134
Gentex	14,900	381
GNC Holdings, Cl A	10,600	579
Groupon, Cl A * (A)	102,100	1,145
H&R Block	125,800	3,354
Hanesbrands	35,600	2,218
Hasbro (A)	10,300	485
Home Depot	200,600	15,216
International Game Technology	32,300	612
Interpublic Group	44,900	771
Jarden *	24,600	1,191
L Brands	272,650	16,659
Lamar Advertising, Cl A *	3,000	141
Lear	3,300	236
Liberty Global, Cl A *	147,709	11,721
Liberty Media—Interactive, Cl A *	858,310	20,144
Liberty Ventures, Ser A *	16,100	1,420
Lions Gate Entertainment * (A)	34,600	1,213
LKQ *	6,200	198
Lowe’s	36,800	1,752
Macy’s	5,600	242
Madison Square Garden, Cl A *	30,900	1,794
Mattel	8,900	373
McDonald’s	8,200	789
NetFlix * (A)	16,000	4,947
Newell Rubbermaid, Cl B	41,200	1,133
News *	158,325	2,543
Nike, Cl B	160,925	11,690
NVR *	700	643
Omnicom Group (A)	20,500	1,300
priceline.com *	20,750	20,977
Sally Beauty Holdings *	270,350	7,072
Six Flags Entertainment	29,900	1,010
Starbucks	232,939	17,929
Starz—Liberty Capital *	52,300	1,471
Target, Cl A	1,900	122
Tempur-Pedic International *	10,800	475
Tesla Motors * (A)	11,300	2,186

Description	Shares	Market Value ($ Thousands)
Time Warner Cable, Cl A	107,100	$11,952
TripAdvisor * (A)	45,200	3,428
Tupperware Brands	31,600	2,729
Twenty-First Century Fox	215,300	7,213
VF	1,800	358
Viacom, Cl B	8,800	735
Visteon *	1,900	144
Walt Disney	108,600	7,004

		234,525

Consumer Staples — 8.8%
Altria Group	2,697	93
Archer-Daniels-Midland	5,700	210
Brown-Forman, Cl B	4,800	327
Campbell Soup (A)	57,900	2,357
Church & Dwight	36,000	2,162
Clorox (A)	17,200	1,405
Coca-Cola Enterprises	6,800	274
ConAgra Foods	39,100	1,186
Constellation Brands, Cl A *	5,400	310
Costco Wholesale	101,321	11,664
CVS Caremark	20,500	1,163
Estee Lauder, Cl A	188,208	13,156
Flowers Foods	73,600	1,578
General Mills, Cl A	47,900	2,295
Green Mountain Coffee Roasters * (A)	75,300	5,672
Hershey	34,900	3,228
Hillshire Brands	50,500	1,553
Hormel Foods	64,100	2,700
JM Smucker	4,200	441
Kellogg	100,900	5,926
Kimberly-Clark	57,600	5,427
Kraft Foods	600	32
Kroger	86,300	3,481
McCormick (A)	76,000	4,917
Mead Johnson Nutrition, Cl A	187,979	13,959
PepsiCo	11,300	898
Philip Morris International	16,397	1,420
Reynolds American	2,800	136
Safeway (A)	7,800	250
Walgreen	456,700	24,571
Whole Foods Market	241,524	14,129

		126,920

Energy — 7.6%
Cabot Oil & Gas	206,300	7,699
Cheniere Energy *	103,900	3,547
Core Laboratories (A)	79,362	13,429
EOG Resources	184,000	31,148
EQT	12,300	1,091
FMC Technologies *	249,060	13,803
Gulfport Energy *	1,900	122
Kinder Morgan	564,469	20,078
Noble Energy	8,100	543
Pioneer Natural Resources	3,300	623
Schlumberger, Cl A	192,511	17,010

		109,093

Financials — 6.6%
Affiliated Managers Group *	1,200	219

1	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Schedule of Investments

Large Cap Growth Fund

September 30, 2013

Description	Shares	Market Value ($ Thousands)
Allied World Assurance Holdings	5,300	$527
American Express	34,300	2,590
American Financial Group	4,200	227
Ameriprise Financial	4,300	392
Apartment Investment & Management, Cl A †	27,000	754
Arch Capital Group * (A)	4,400	238
Arthur J. Gallagher	10,600	463
Axis Capital Holdings	16,400	710
BlackRock	27,500	7,442
CBOE Holdings	38,900	1,760
CBRE Group, Cl A *	8,700	201
Charles Schwab	771,715	16,314
CME Group	150,350	11,108
Corrections Corp of America †	3,300	114
Eaton Vance	42,100	1,635
Endurance Specialty Holdings	5,200	279
Equity Lifestyle Properties †	30,200	1,032
Erie Indemnity, Cl A	1,400	102
Extra Space Storage †	4,900	224
Franklin Resources	4,800	243
Hanover Insurance Group, Cl A	4,400	243
IntercontinentalExchange * (A)	88,625	16,078
Lazard, Cl A	8,600	310
Leucadia National	20,100	548
LPL Financial Holdings	9,800	375
McGraw-Hill	21,800	1,430
Moody’s	82,700	5,816
Omega Healthcare Investors † (A)	57,500	1,718
Plum Creek Timber † (A)	12,800	599
Progressive	565,261	15,392
Prudential Financial	3,100	242
Rayonier †	47,400	2,638
Senior Housing Properties Trust †	4,000	93
Spirit Realty Capital †	12,200	112
Travelers	17,600	1,492
Validus Holdings	3,200	118
Ventas †	2,600	160
Waddell & Reed Financial, Cl A	36,700	1,889
Weyerhaeuser †	2,400	69

		95,896

Health Care — 15.0%
AbbVie	69,500	3,109
Actavis *	31,500	4,536
Aetna, Cl A	55,700	3,566
Allergan	204,350	18,483
AmerisourceBergen	90,900	5,554
Amgen, Cl A	114,800	12,851
Baxter International	59,800	3,928
Becton Dickinson (A)	23,700	2,370
Biogen Idec *	7,600	1,830
Bristol-Myers Squibb	72,100	3,337
Celgene, Cl A *	196,350	30,224
Cigna	8,500	653
Community Health Systems	2,100	87

Description	Shares	Market Value ($ Thousands)
Cooper, Cl A	3,700	$480
Covance *	154,634	13,370
DaVita HealthCare Partners *	267,060	15,196
Eli Lilly	32,800	1,651
Endo Pharmaceuticals Holdings *	4,900	223
Express Scripts Holding *	279,582	17,273
Gilead Sciences *	82,100	5,159
HCA Holdings	6,700	286
Health Management Associates, Cl A *	157,200	2,012
Idexx Laboratories * (A)	100,062	9,971
Illumina * (A)	28,100	2,271
Intuitive Surgical *	39,607	14,903
Jazz Pharmaceuticals *	800	74
Johnson & Johnson	24,900	2,159
Laboratory Corp of America Holdings * (A)	9,900	982
Life Technologies *	57,100	4,273
Mettler Toledo International * (A)	5,000	1,200
Mylan * (A)	99,900	3,813
Novo Nordisk ADR	71,307	12,066
Perrigo (A)	72,975	9,004
Regeneron Pharmaceuticals *	400	125
ResMed (A)	29,800	1,574
Salix Pharmaceuticals *	17,800	1,190
Sirona Dental Systems, Cl A *	10,100	676
St. Jude Medical	5,400	290
Stryker	4,200	284
Tenet Healthcare *	44,500	1,833
United Therapeutics *	13,100	1,033
Universal Health Services, Cl B	21,300	1,597
Warner Chilcott, Cl A	20,200	461
Zimmer Holdings	400	33
Zoetis, Cl A	4,500	140

		216,130

Industrials — 7.3%
3M	8,300	991
Aecom Technology *	3,400	106
Alaska Air Group	19,300	1,209
Avis Budget Group *	47,000	1,355
BE Aerospace *	49,700	3,669
Boeing	8,000	940
Chicago Bridge & Iron	50,600	3,429
Colfax *	24,800	1,401
Copa Holdings, Cl A	18,000	2,496
Crane, Cl A	16,300	1,005
Danaher, Cl A	221,588	15,361
Deere	3,000	244
Delta Air Lines, Cl A (A)	204,200	4,817
Dover	9,500	853
Dun & Bradstreet (A)	6,800	706
Emerson Electric	1,000	64
Equifax (A)	5,000	299
Flowserve	39,300	2,452
Fluor	253,843	18,013
Hertz Global Holdings *	117,000	2,593
Hexcel, Cl A *	4,300	167

2	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Schedule of Investments

Large Cap Growth Fund

September 30, 2013

Description	Shares	Market Value ($ Thousands)
Huntington Ingalls Industries, Cl A	5,700	$384
IDEX	1,600	104
Ingersoll-Rand	30,500	1,981
ITT	22,900	823
Kansas City Southern	25,700	2,810
Kirby *	16,200	1,402
Lennox International	6,300	474
Lincoln Electric Holdings	3,100	207
Lockheed Martin	2,800	357
Masco	3,300	70
Nielsen Holdings	12,800	467
Norfolk Southern	2,500	193
Robert Half International	10,800	422
Rockwell Automation	6,300	674
Rockwell Collins (A)	11,200	760
Roper Industries	100,444	13,346
RR Donnelley & Sons (A)	21,900	346
Southwest Airlines, Cl A	44,300	645
Stericycle, Cl A *	124,851	14,408
TransDigm Group *	6,800	943
Triumph Group	2,600	183
Union Pacific	700	109
United Continental Holdings *	15,400	473
United Parcel Service, Cl B	1,100	101
United Rentals * (A)	2,400	140
United Technologies	800	86
Wabtec	10,000	629
Waste Connections	3,800	173
Waste Management	16,100	664
WW Grainger	900	235

		105,779

Information Technology — 29.9%
Accenture, Cl A	153,687	11,318
Adobe Systems *	477,050	24,778
Advanced Micro Devices *	50,300	191
Alliance Data Systems * (A)	1,300	275
Amphenol, Cl A	146,120	11,307
Ansys *	100,420	8,688
Apple	81,878	39,035
Applied Materials	187,700	3,292
Autodesk, Cl A *	1,500	62
Automatic Data Processing	7,100	514
Citrix Systems *	134,587	9,503
Cognizant Technology Solutions, Cl A *	92,806	7,621
Cree *	40,300	2,426
DST Systems	1,700	128
eBay *	272,600	15,208
Electronic Arts *	93,200	2,381
Fidelity National Information Services, Cl B	11,300	525
FleetCor Technologies *	30,800	3,393
Gartner *	3,200	192
Genpact *	496,549	9,375
Google, Cl A *	52,030	45,574
Intel	5,800	133
International Business Machines	2,274	421
Intuit	220,500	14,621

Description	Shares	Market Value ($ Thousands)
Jack Henry & Associates	4,600	$237
LinkedIn, Cl A *	10,900	2,682
Mastercard, Cl A	40,450	27,214
Microsoft	596,533	19,871
Motorola Solutions	11,400	677
National Instruments	262,936	8,133
NetApp (A)	264,124	11,257
ON Semiconductor *	79,300	579
Oracle, Cl B	5,300	176
Pandora Media * (A)	27,400	689
Qualcomm	595,908	40,140
Salesforce.com * (A)	231,492	12,017
SanDisk	25,100	1,494
Solera Holdings	18,700	989
Splunk *	20,200	1,213
Symantec, Cl A	33,500	829
Teradata *	209,000	11,587
Vantiv, Cl A *	34,300	958
VeriFone Holdings *	165,675	3,787
VeriSign * (A)	212,750	10,827
Visa, Cl A (A)	337,269	64,452
Workday, Cl A *	1,300	105

		430,874

Materials — 2.9%
Airgas	1,000	106
Avery Dennison	2,400	104
Bemis	25,900	1,010
E.I. Du Pont de Nemours	11,800	691
Eagle Materials	2,100	152
Eastman Chemical	4,900	382
Ecolab	138,050	13,634
International Flavors & Fragrances	14,700	1,210
International Paper	3,400	152
LyondellBasell Industries, Cl A	2,000	146
Monsanto	11,700	1,221
Owens-Illinois *	35,300	1,060
Packaging Corp of America	45,900	2,620
PPG Industries	7,900	1,320
Rock Tenn, Cl A	3,000	304
Rockwood Holdings	1,100	74
Sealed Air	13,000	354
Sherwin-Williams, Cl A	30,800	5,611
Silgan Holdings	3,300	155
Syngenta ADR	128,471	10,445
WR Grace *	5,700	498

		41,249

Telecommunication Services — 2.3%
Crown Castle International *	404,375	29,531
SBA Communications, Cl A * (A)	47,500	3,822
Sprint *	15,600	97
Verizon Communications	11,200	523

		33,973

Utilities — 0.3%
Aqua America	76,400	1,890
Calpine *	10,200	198
ITC Holdings	18,700	1,755

3	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Schedule of Investments

Large Cap Growth Fund

September 30, 2013

Description	Shares/ Face Amount ($ Thousands)	Market Value ($ Thousands)
Questar	15,200	$342

		4,185

Total Common Stock (Cost $1,143,365) ($ Thousands)		1,398,624

WARRANTS — 0.0%
Kinder Morgan Expires 2017 *	171,592	852

Total Warrants (Cost $327) ($ Thousands)		852

AFFILIATED PARTNERSHIP — 9.0%
SEI Liquidity Fund, L.P. 0.070%**† (B)	129,353,530	129,354

Total Affiliated Partnership (Cost $129,354) ($ Thousands)		129,354

CASH EQUIVALENTS — 3.1%
Investors Cash Trust—Treasury Portfolio—DWS US Treasury Money Fund 0.010%	4,706,969	4,707
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**†	39,523,759	39,524

Total Cash Equivalents (Cost $44,231) ($ Thousands)		44,231

U.S. TREASURY OBLIGATIONS (C) (D) — 0.1%
U.S. Treasury Bills
0.088%, 02/06/14	$728	728
0.040%, 01/09/14	337	337

Total U.S. Treasury Obligations (Cost $1,065) ($ Thousands)		1,065

Total Investments — 109.2% (Cost $1,318,342) ($ Thousands)		$1,574,126

A list of the open futures contracts held by the Fund at September 30, 2013, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Russell 2000 Index E-MINI	5	Dec-2013	$10
S&P 500 Index EMINI	70	Dec-2013	(28)

			$(18)

For the year ended September 30, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $1,441,608 ($Thousands).

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of September 30, 2013.
†	Real Estate Investment Trust.
††	Investment in Affiliated Security.
(A)	This security or a partial position of this security is on loan at September 30, 2013. The total market value of securities on loan at September 30, 2013 was $126,277 ($ Thousands)
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of September 30, 2013 was $129,354 ($Thousands).
(C)	The rate reported is the effective yield at the time of purchase.
(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR	— American Depositary Receipt
Cl	— Class

L.P. — Limited Partnership

S&P — Standard and Poor’s

The following is a list of the level of inputs used as of September 30, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,398,624	$—	$—	$1,398,624
Warrant	852	—	—	852
U.S. Treasury Obligations	—	1,065	—	1,065
Affiliated Partnership	—	129,354	—	129,354
Cash Equivalents	44,231	—	—	44,231

Total Investments in Securities	$1,443,707	$130,419	$—	$1,574,126

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$10	$—	$—	$10
Unrealized Depreciation	(28)	—	—	(28)

Total Other Financial Instruments	$(18)	$—	$—	$(18)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the year ended September 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended September 30, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

4	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Schedule of Investments

Tax—Managed Large Cap Fund

September 30, 2013

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 95.3%
Consumer Discretionary — 12.6%
Amazon.com, Cl A *	5,145	$1,608
Autoliv (A)	22,650	1,979
Bed Bath & Beyond *	21,011	1,625
Best Buy (A)	170,869	6,408
Big Lots *	10,863	403
CarMax *	1,883	91
CBS, Cl B	208,745	11,514
Charter Communications, Cl A *	18,086	2,437
Chipotle Mexican Grill, Cl A * (A)	13,788	5,911
Coach	174,084	9,493
Comcast, Cl A	123,195	5,562
CST Brands (A)	26,846	800
Darden Restaurants (A)	3,127	145
Dillard’s, Cl A	25,714	2,013
DIRECTV *	58,230	3,479
Discovery Communications, Cl A * (A)	26,104	2,204
DISH Network, Cl A	17,303	779
DR Horton (A)	6,500	126
Family Dollar Stores	701	50
Foot Locker, Cl A	30,000	1,018
Ford Motor	331,726	5,596
Fossil Group *	45,038	5,235
GameStop, Cl A (A)	179,661	8,920
Gannett	176,643	4,732
Gap	100,419	4,045
General Motors *	4,749	171
Genuine Parts	2,400	194
Gildan Activewear, Cl A	38,829	1,803
H&R Block	52,113	1,389
Harley-Davidson, Cl A (A)	184,226	11,835
Harman International Industries, Cl A	57,636	3,817
Hasbro (A)	9,640	454
Home Depot	119,248	9,045
International Game Technology	28,909	547
Interpublic Group	2,743	47
Johnson Controls	4,300	179
Kohl’s	37,965	1,965
L Brands	163,412	9,985
Las Vegas Sands	4,119	274
Lear	115,549	8,270
Liberty Global, Cl A *	3,095	246
Liberty Media—Interactive, Cl A *	460,446	10,807
LKQ *	13,165	420
Lowe’s	45,020	2,143
Macy’s	86,900	3,760
Magna International, Cl A	36,582	3,020
Marriott International, Cl A	11	—
Mattel	6,987	292
McDonald’s	6,294	606
MGM Mirage * (A)	33,662	688
Murphy USA *	24,225	978
Newell Rubbermaid, Cl B	63,977	1,759
News * (A)	107,436	1,747

Description	Shares	Market Value ($ Thousands)
Nike, Cl B	293,208	$21,299
Nordstrom	154,750	8,697
Omnicom Group (A)	3,479	221
Panera Bread, Cl A *	11,864	1,881
PetSmart	1,608	123
Polaris Industries (A)	600	78
priceline.com *	13,299	13,445
Ralph Lauren, Cl A	27,814	4,582
Royal Caribbean Cruises	3,900	149
Sally Beauty Holdings *	109,955	2,876
Sears Holdings * (A)	900	54
Signet Jewelers	40,637	2,912
Sirius XM Radio (A)	19,560	76
Staples (A)	4,274	63
Starbucks	139,397	10,729
Starwood Hotels & Resorts Worldwide	4,743	315
Target, Cl A	238,820	15,280
Tempur-Pedic International *	21,091	927
Time Warner	41,985	2,763
Time Warner Cable, Cl A	69,379	7,743
TJX	4,954	279
Tupperware Brands	5,517	477
Twenty-First Century Fox	437,712	14,639
Under Armour, Cl A * (A)	36,265	2,881
Urban Outfitters *	763	28
VF (A)	1,187	236
Walt Disney	184,974	11,929
Washington Post, Cl B	809	495
Whirlpool	71,496	10,470
Wyndham Worldwide	55,235	3,368
Yum! Brands	35,366	2,525

		304,154

Consumer Staples — 9.3%
Altria Group	89,960	3,090
Anheuser-Busch InBev ADR	93,762	9,301
Archer-Daniels-Midland	146,608	5,401
Beam	8,611	557
Bunge	22,852	1,735
Church & Dwight	11,874	713
Clorox	832	68
Coca-Cola	97,088	3,678
Coca-Cola Enterprises	20,024	805
Colgate-Palmolive	6,566	389
ConAgra Foods	76,205	2,312
Constellation Brands, Cl A *	10,975	630
Costco Wholesale	208,096	23,956
CVS Caremark	329,617	18,706
Dean Foods * (A)	34,824	672
Dr Pepper Snapple Group	25,908	1,161
Estee Lauder, Cl A	260,678	18,221
Green Mountain Coffee Roasters * (A)	11,520	868
Herbalife (A)	10,600	740
Hershey	47,876	4,429
Ingredion	22,400	1,482
JM Smucker	7,014	737
Kellogg	11,489	675
Kimberly-Clark	41,873	3,945
Kraft Foods	13,143	689
Kroger	267,391	10,787

1	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Schedule of Investments

Tax—Managed Large Cap Fund

September 30, 2013

Description	Shares	Market Value ($ Thousands)
Lorillard	11,375	$510
Mead Johnson Nutrition, Cl A	167,228	12,418
Mondelez International, Cl A	325,538	10,228
Nu Skin Enterprises, Cl A	35,000	3,351
PepsiCo	41,419	3,293
Philip Morris International	110,799	9,594
Procter & Gamble	139,289	10,529
Reynolds American	47,973	2,340
Safeway (A)	107,954	3,453
SYSCO, Cl A (A)	6,029	192
Tyson Foods, Cl A	381,578	10,791
Walgreen	281,641	15,152
Wal-Mart Stores	80,508	5,954
WhiteWave Foods, Cl A * (A)	17,791	355
Whole Foods Market	327,550	19,162

		223,069

Energy — 9.7%
Anadarko Petroleum, Cl A	3,563	331
Apache	49,223	4,191
Cameron International *	5,018	293
Chesapeake Energy (A)	4,174	108
Chevron	277,584	33,727
Cimarex Energy	5,845	564
Concho Resources *	900	98
ConocoPhillips	257,902	17,927
Core Laboratories (A)	53,712	9,089
Devon Energy	6,790	392
Diamond Offshore Drilling (A)	68,000	4,238
Energen	750	57
EOG Resources	105,210	17,810
EQT	2,100	186
Exxon Mobil	435,386	37,461
FMC Technologies * (A)	145,690	8,074
Halliburton (A)	110,013	5,297
Helmerich & Payne (A)	18,000	1,241
Hess	96,213	7,441
HollyFrontier	43,776	1,843
Kinder Morgan	302,468	10,759
Marathon Oil	260,868	9,099
Marathon Petroleum	168,109	10,813
Murphy Oil	96,903	5,845
Nabors Industries	33,146	532
National Oilwell Varco, Cl A (A)	96,765	7,558
Noble Energy	92,668	6,210
Occidental Petroleum	40,144	3,755
Phillips 66	184,820	10,686
Pioneer Natural Resources	2,401	453
Schlumberger, Cl A	108,211	9,562
SM Energy	1,000	77
Spectra Energy	6,373	218
Superior Energy Services *	31,248	782
Tesoro	20,299	893
Valero Energy	174,730	5,967
Williams	5,410	197

		233,774

Financials — 15.6%
ACE	32,344	3,026
Aflac	68,072	4,220
Allied World Assurance Holdings	37,344	3,712
Allstate	172,676	8,729

Description	Shares	Market Value ($ Thousands)
American Capital *	129,457	$1,780
American Capital Agency, Cl A † (A)	63,888	1,442
American Express	6,330	478
American Financial Group	39,790	2,151
American International Group	338,405	16,457
American Tower, Cl A †	2,495	185
Ameriprise Financial	82,444	7,509
Arch Capital Group * (A)	6,051	327
Associated Banc-Corp	21,133	327
Assurant	132,522	7,169
AvalonBay Communities †	1,788	227
Axis Capital Holdings	113,203	4,903
Bank of America	784,949	10,832
Bank of New York Mellon	51,336	1,550
BB&T	51,249	1,730
Berkshire Hathaway, Cl B *	43,666	4,956
BlackRock	2,401	650
Boston Properties †	4,827	516
Brandywine Realty Trust † (A)	101,137	1,333
Capital One Financial	166,405	11,439
CBL & Associates Properties †	43,851	838
CBOE Holdings	47,460	2,146
CBRE Group, Cl A *	2,800	65
Charles Schwab	458,204	9,686
Chubb	76,800	6,855
Citigroup	516,494	25,055
CME Group	87,815	6,488
Cullen/Frost Bankers (A)	15,682	1,106
DDR † (A)	57,863	909
Digital Realty Trust, Cl A † (A)	1,300	69
Discover Financial Services	241,586	12,210
Equity Residential †	4,687	251
Everest Re Group	65,839	9,574
Fidelity National Financial, Cl A (A)	5,399	144
Fifth Third Bancorp	491,034	8,858
Franklin Resources	4,467	226
Fulton Financial	25,026	292
Genworth Financial, Cl A *	83,086	1,063
Goldman Sachs Group	71,669	11,339
Hartford Financial Services Group	101,910	3,171
HCP †	10,920	447
Health Care †	5,009	313
Hospitality Properties Trust †	55,114	1,560
Host Hotels & Resorts †	15,849	280
Huntington Bancshares	616,445	5,092
ING US	39,187	1,145
IntercontinentalExchange * (A)	50,225	9,112
JPMorgan Chase	730,992	37,785
KeyCorp	997,856	11,376
Kimco Realty †	15,742	318
Lincoln National	188,571	7,918
Loews	41,908	1,959
Macerich †	5,647	319
MetLife	56,878	2,670
Morgan Stanley	24,877	670
PartnerRe	55,947	5,121
People’s United Financial (A)	23,725	341
PNC Financial Services Group	123,049	8,915
Popular	44,819	1,176

2	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Schedule of Investments

Tax—Managed Large Cap Fund

September 30, 2013

Description	Shares	Market Value ($ Thousands)
Progressive	324,035	$8,823
ProLogis †	14,709	553
Protective Life (A)	103,767	4,415
Prudential Financial	44,724	3,488
Public Storage †	4,106	659
Raymond James Financial	4,992	208
Regions Financial	507,300	4,698
Reinsurance Group of America, Cl A	56,545	3,788
RenaissanceRe Holdings	16,714	1,513
RLJ Lodging Trust †	38,000	893
Simon Property Group †	10,072	1,493
SLM	198,532	4,943
State Street	40,538	2,665
SunTrust Banks	16,281	528
Torchmark, Cl A (A)	11,690	846
Travelers	127,328	10,794
Unum Group	110,928	3,377
US Bancorp	65,779	2,406
Validus Holdings	28,272	1,045
Ventas †	7,372	453
Vornado Realty Trust †	5,334	448
Wells Fargo	599,477	24,770
Weyerhaeuser †	17,503	501

		375,817

Health Care — 13.0%
Abbott Laboratories	99,343	3,297
AbbVie	87,679	3,922
Aetna, Cl A	56,625	3,625
Agilent Technologies	5,250	269
Alexion Pharmaceuticals *	45,693	5,308
Allergan	123,287	11,151
AmerisourceBergen	88,988	5,437
Amgen, Cl A	222,697	24,929
Baxter International	36,801	2,417
Becton Dickinson (A)	2,360	236
Biogen Idec *	88,036	21,195
Bristol-Myers Squibb	96,083	4,447
Cardinal Health	73,112	3,813
Celgene, Cl A *	177,007	27,247
Cerner *	4,400	231
Cigna	67,984	5,225
Community Health Systems	39,000	1,619
Covance *	92,947	8,036
Covidien	15,456	942
DaVita HealthCare Partners *	91,254	5,192
Edwards Lifesciences, Cl A *	1,400	98
Eli Lilly	51,961	2,615
Endo Pharmaceuticals Holdings *	29,070	1,321
Express Scripts Holding *	317,708	19,628
Gilead Sciences *	120,443	7,568
HCA Holdings	96,574	4,129
Health Net, Cl A *	11,102	352
Henry Schein *	1,000	104
Hill-Rom Holdings	14,983	537
Humana	101,522	9,475
Idexx Laboratories * (A)	61,178	6,096
Intuitive Surgical *	17,124	6,443
Johnson & Johnson	225,980	19,590
Leidos Holdings * (A)	27,826	1,267

Description	Shares	Market Value ($ Thousands)
Life Technologies *	3,691	$276
Mallinckrodt *	1,932	85
McKesson	31,594	4,054
Medtronic	60,275	3,210
Merck	172,135	8,195
Novo Nordisk ADR (A)	39,474	6,680
Omnicare (A)	126,572	7,025
Patterson	2,100	84
Perrigo (A)	39,865	4,919
Pfizer	870,203	24,984
Shire	56,337	6,754
St. Jude Medical	25,000	1,341
United Therapeutics *	71,499	5,638
UnitedHealth Group	57,748	4,135
Warner Chilcott, Cl A	223,911	5,117
Waters *	1,600	170
WellPoint	121,543	10,162
Zimmer Holdings	37,448	3,076

		313,666

Industrials — 9.0%
ADT, Cl A	1,662	68
Aecom Technology *	11,743	367
AGCO	84,302	5,094
Alaska Air Group (A)	45,723	2,863
Alliant Techsystems	52,536	5,125
Babcock & Wilcox	37,080	1,250
Boeing	12,550	1,475
C.H. Robinson Worldwide (A)	2,502	149
Canadian Pacific Railway	59,321	7,314
Carlisle	1,500	105
Caterpillar, Cl A	16,328	1,361
Chicago Bridge & Iron	199	14
Copa Holdings, Cl A	2,992	415
CSX	10,047	259
Cummins	78,995	10,496
Danaher, Cl A	125,204	8,679
Deere	34,544	2,812
Delta Air Lines, Cl A (A)	291,255	6,871
Donaldson, Cl A	3,800	145
Dover	3,105	279
Eaton	3,913	269
Emerson Electric	4,998	323
Engility Holdings *	13,582	431
Equifax	2,500	150
Exelis	100,000	1,571
Expeditors International of Washington	1,343	59
Fastenal, Cl A	5,744	289
FedEx	38,230	4,363
Fluor	136,909	9,715
Fortune Brands Home & Security	1,837	77
General Cable (A)	25,000	794
General Dynamics	19,797	1,733
General Electric	345,912	8,264
Hertz Global Holdings *	4,200	93
Honeywell International	4,905	407
Illinois Tool Works	3,529	269
Ingersoll-Rand	9,146	594
ITT	12,586	452
Jacobs Engineering Group *	17,906	1,042

3	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Schedule of Investments

Tax—Managed Large Cap Fund

September 30, 2013

Description	Shares	Market Value ($ Thousands)
Kansas City Southern	61,374	$6,712
KBR	46,215	1,508
L-3 Communications Holdings	112,509	10,632
Lincoln Electric Holdings	16,823	1,121
Lockheed Martin	47,417	6,048
Manitowoc	4,100	80
Manpowergroup	18,167	1,321
Navistar International * (A)	9,626	351
Norfolk Southern	26,000	2,011
Northrop Grumman	156,994	14,955
Oshkosh Truck *	112,940	5,532
Pall (A)	109,286	8,419
Parker Hannifin, Cl A	18,236	1,983
Pentair	171,938	11,166
Precision Castparts	10,755	2,444
Quanta Services *	1,386	38
Raytheon	160,818	12,394
Republic Services	2,031	68
Robert Half International	2,900	113
Roper Industries	62,497	8,304
RR Donnelley & Sons (A)	93,388	1,475
Southwest Airlines, Cl A	109,628	1,596
Stericycle, Cl A *	73,247	8,453
Textron	5,200	144
Timken	41,246	2,491
Tyco International	3,325	116
Union Pacific	79,400	12,334
United Continental Holdings *	43,870	1,347
United Parcel Service, Cl B	4,585	419
United Rentals * (A)	7,390	431
United Technologies	17,341	1,870
URS	44,835	2,410
Waste Management	18,232	752
WW Grainger	762	199

		215,273

Information Technology — 19.9%
Accenture, Cl A	128,841	9,488
Activision Blizzard	17,055	284
Adobe Systems *	544,064	28,259
Alliance Data Systems * (A)	1,100	233
Altera	56,210	2,089
Amdocs	119,042	4,362
Amphenol, Cl A	97,621	7,554
Analog Devices	42,023	1,977
Ansys *	62,424	5,401
AOL	45,058	1,558
Apple	66,521	31,714
Applied Materials	543,345	9,530
Atmel *	156,217	1,162
Autodesk, Cl A *	31,671	1,304
Avnet	37,042	1,545
Brocade Communications Systems *	180,808	1,455
CA	169,197	5,020
Cisco Systems	688,073	16,115
Citrix Systems *	64,681	4,567
Cognizant Technology Solutions, Cl A *	45,473	3,734
Computer Sciences	28,981	1,500
CoreLogic *	9,831	266

Description	Shares	Market Value ($ Thousands)
Corning, Cl B	174,210	$2,542
Dell	123,492	1,700
DST Systems	11,635	877
eBay *	142,934	7,974
Electronic Arts *	58,203	1,487
EMC	394,411	10,081
Equinix *	800	147
F5 Networks, Cl A *	30,000	2,573
Facebook, Cl A *	163,102	8,194
Fidelity National Information Services, Cl B	64,209	2,982
Fiserv, Cl A *	21,023	2,124
Genpact *	340,595	6,430
Global Payments	8,847	452
Google, Cl A *	26,677	23,367
Harris	25,220	1,496
Hewlett-Packard	144,831	3,039
Ingram Micro, Cl A *	262,656	6,054
Intel	258,431	5,923
International Business Machines	62,681	11,607
Intuit	156,005	10,345
Juniper Networks *	10,346	205
Lam Research *	5,300	272
Lender Processing Services	79,517	2,646
Lexmark International, Cl A (A)	23,673	781
LinkedIn, Cl A *	6,500	1,599
Marvell Technology Group	553,908	6,370
Mastercard, Cl A	44,237	29,762
Microchip Technology (A)	1,219	49
Microsoft	557,909	18,584
National Instruments	85,878	2,656
NetApp (A)	137,076	5,842
Nokia ADR	300,000	1,953
Oracle, Cl B	472,588	15,676
Qualcomm	534,150	35,980
Rackspace Hosting *	1,378	73
Red Hat *	1,214	56
Rovi *	33,373	640
SAIC (A)	—	—
Salesforce.com * (A)	129,532	6,724
SanDisk	85,771	5,104
Science Applications International *	15,900	537
Seagate Technology	94,758	4,145
Symantec, Cl A	199,824	4,945
TE Connectivity	36,055	1,867
Tech Data *	35,149	1,755
Teradata *	235,974	13,082
Texas Instruments	194,318	7,825
Total System Services	13,564	399
VeriFone Holdings *	155,882	3,563
VeriSign * (A)	141,384	7,195
Visa, Cl A (A)	129,061	24,664
Vishay Intertechnology * (A)	88,686	1,143
Western Digital	230,097	14,588
Xerox	526,275	5,415
Yahoo! *	140,887	4,672

		479,278

Materials — 3.1%
Avery Dennison	11,196	487

4	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Schedule of Investments

Tax—Managed Large Cap Fund

September 30, 2013

Description	Shares	Market Value ($ Thousands)
Cabot	18,468	$789
CF Industries Holdings	21,896	4,616
Commercial Metals, Cl A	35,073	595
Domtar (A)	14,000	1,112
Dow Chemical, Cl A	296,499	11,386
E.I. Du Pont de Nemours	5,201	305
Eastman Chemical	34,295	2,672
Ecolab	78,941	7,796
Freeport-McMoRan Copper & Gold, Cl B	12,700	420
Huntsman	130,787	2,695
International Paper	20,461	916
LyondellBasell Industries, Cl A	195,588	14,323
Martin Marietta Materials, Cl A	550	54
Monsanto	75,004	7,828
Newmont Mining	4,000	112
Owens-Illinois *	32,385	972
Packaging Corp of America	25,000	1,427
PPG Industries	3,000	501
Praxair	2,548	306
Reliance Steel & Aluminum	25,000	1,832
Rock Tenn, Cl A	28,650	2,902
Sherwin-Williams, Cl A	3,368	614
Sigma-Aldrich	2,200	188
Steel Dynamics	94,148	1,573
Syngenta ADR (A)	84,000	6,829
United States Steel (A)	12,086	249
Vulcan Materials	1,097	57
Westlake Chemical	12,337	1,291

		74,847

Telecommunication Services — 1.5%
AT&T (A)	152,969	5,174
CenturyTel (A)	6,892	216
Crown Castle International *	321,932	23,511
SBA Communications, Cl A * (A)	19,500	1,569
Sprint *	74,597	463
T-Mobile US	1,671	43
Verizon Communications	97,068	4,529

		35,505

Utilities — 1.6%
AES	246,798	3,280
Ameren	113,300	3,947
American Electric Power	179,636	7,787
American Water Works	5,896	243
Centerpoint Energy	4,900	117
CMS Energy	7,966	210
Consolidated Edison	3,405	188
Dominion Resources	5,292	331
DTE Energy	10,523	694
Duke Energy	17,375	1,160
Edison International	75,548	3,480
Entergy	93,049	5,880
Exelon	11,287	335
Hawaiian Electric Industries	3,200	80
MDU Resources Group	2,200	62
National Fuel Gas (A)	1,300	89
NextEra Energy	4,538	364
NV Energy	127,620	3,013
OGE Energy	5,224	189
PG&E	6,066	248

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
PNM Resources	43,000	$973
Public Service Enterprise Group	171,521	5,648
Sempra Energy	1,517	130
UGI	710	28

		38,476

Total Common Stock (Cost $1,497,692) ($ Thousands)		2,293,859

AFFILIATED PARTNERSHIP — 5.2%
SEI Liquidity Fund, L.P. 0.070%**†(B)	125,772,028	125,772

Total Affiliated Partnership (Cost $125,772) ($ Thousands)		125,772

CASH EQUIVALENT — 4.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**†	109,822,447	109,822

Total Cash Equivalent (Cost $109,822) ($ Thousands)		109,822

U.S. TREASURY OBLIGATION (C) (D) — 0.1%
U.S. Treasury Bills
0.040%, 01/09/14	$3,241	3,241

Total U.S. Treasury Obligation (Cost $3,241) ($ Thousands)		3,241

Total Investments — 105.2% (Cost $1,736,527) ($ Thousands)		$2,532,694

A list of the open futures contracts held by the Fund at September 30, 2013, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
S&P 500 Index EMINI	588	Dec-2013	$(301)
S&P Midcap 400 EMINI	60	Dec-2013	62

			$(239)

For the year ended September 30, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $2,408,406 ($Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of September 30, 2013.
†	Real Estate Investment Trust.
††	Investment in Affiliated Security.
(A)	This security or a partial position of this security is on loan at September 30, 2013. The total market value of securities on loan at September 30, 2013 was $122,551 ($ Thousands).
(B)	This security was purchased with cash collateral received from securities lending. The total market value of such securities as of September 30, 2013 was $125,772 ($ Thousands).
(C)	Security, or portion thereof has been pledged as collateral on open futures contracts.
(D)	The rate reported is the effective yield at the time of purchase.

ADR — American Depositary Receipt

Cl — Class

5	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Schedule of Investments

Tax—Managed Large Cap Fund

September 30, 2013

L.P.—Limited Partnership

S&P—Standard & Poors

The following is a list of the level of inputs used as of September 30, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,293,859	$—	$—	$2,293,859
U.S. Treasury Obligation	—	3,241	—	3,241
Affiliated Partnership	—	125,772	—	125,772
Cash Equivalent	109,822	—	—	109,822

Total Investments in Securities	$2,403,681	$129,013	$—	$2,532,694

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$62	$—	$—	$62
Unrealized Depreciation	(301)	—	—	(301)

Total Other Financial Instruments	$(239)	$—	$—	$(239)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the year ended September 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended September 30, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

6	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Schedule of Investments

S & P 500 Index Fund

September 30, 2013

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK — 98.2%
Consumer Discretionary — 12.2%
Abercrombie & Fitch, Cl A	14,400	$509
Amazon.com, Cl A *	66,200	20,697
Autonation *	11,726	612
Autozone *	6,394	2,703
Bed Bath & Beyond *	38,933	3,012
Best Buy (A)	48,841	1,832
BorgWarner (A)	20,500	2,078
Cablevision Systems, Cl A	39,800	670
CarMax * (A)	40,400	1,958
Carnival	78,384	2,559
CBS, Cl B	100,701	5,555
Chipotle Mexican Grill, Cl A *	5,500	2,358
Coach	50,910	2,776
Comcast, Cl A	468,022	21,131
Darden Restaurants (A)	23,313	1,079
Delphi Automotive	50,500	2,950
DIRECTV *	91,400	5,461
Discovery Communications, Cl A * (A)	41,300	3,487
Dollar General *	53,300	3,009
Dollar Tree * (A)	39,900	2,281
DR Horton (A)	51,549	1,002
Expedia (A)	17,150	888
Family Dollar Stores	17,522	1,262
Ford Motor	705,080	11,895
Fossil Group *	9,100	1,058
GameStop, Cl A (A)	20,900	1,038
Gannett	41,047	1,100
Gap	49,331	1,987
Garmin (A)	20,100	908
General Motors *	168,400	6,057
Genuine Parts	28,036	2,268
Goodyear Tire & Rubber	45,193	1,015
H&R Block	49,004	1,306
Harley-Davidson, Cl A (A)	39,908	2,564
Harman International Industries, Cl A	12,500	828
Hasbro (A)	20,891	985
Home Depot	256,396	19,448
International Game Technology	47,056	891
Interpublic Group	75,501	1,297
J.C. Penney * (A)	35,780	316
Johnson Controls	122,457	5,082
Kohl’s	36,647	1,896
L Brands	43,527	2,660
Leggett & Platt (A)	26,254	792
Lennar, Cl A (A)	30,407	1,076
Lowe’s	188,236	8,962
Macy’s	67,364	2,915
Marriott International, Cl A	41,252	1,735
Mattel	61,618	2,579
McDonald’s	178,870	17,209
NetFlix *	10,100	3,123
Newell Rubbermaid, Cl B	51,547	1,417
News *	89,158	1,432
Nike, Cl B	133,888	9,726
Nordstrom	25,802	1,450

		Market Value
Description	Shares	($ Thousands)
Omnicom Group (A)	46,004	$2,918
O’Reilly Automotive *	19,400	2,475
PetSmart	18,600	1,418
priceline.com *	9,180	9,280
PulteGroup	62,782	1,036
PVH	14,600	1,733
Ralph Lauren, Cl A	10,900	1,795
Ross Stores	38,768	2,822
Scripps Networks Interactive, Cl A	19,900	1,554
Staples (A)	119,214	1,746
Starbucks	134,458	10,349
Starwood Hotels & Resorts Worldwide	35,235	2,341
Target, Cl A	112,919	7,225
Tiffany	19,973	1,530
Time Warner	164,612	10,833
Time Warner Cable, Cl A	51,183	5,712
TJX	128,034	7,220
TripAdvisor * (A)	19,750	1,498
Twenty-First Century Fox	355,433	11,907
Urban Outfitters *	19,500	717
VF (A)	15,714	3,128
Viacom, Cl B	77,701	6,494
Walt Disney	297,327	19,175
Washington Post, Cl B	755	462
Whirlpool	14,305	2,095
Wyndham Worldwide (A)	23,802	1,451
Wynn Resorts	14,400	2,275
Yum! Brands	79,870	5,702

		333,775

Consumer Staples — 9.9%
Altria Group	358,756	12,323
Archer-Daniels-Midland	117,966	4,346
Avon Products	77,651	1,600
Beam	28,919	1,870
Brown-Forman, Cl B	27,292	1,859
Campbell Soup (A)	31,975	1,302
Clorox (A)	23,642	1,932
Coca-Cola	682,306	25,846
Coca-Cola Enterprises	44,517	1,790
Colgate-Palmolive	157,686	9,351
ConAgra Foods	75,552	2,292
Constellation Brands, Cl A *	28,000	1,607
Costco Wholesale	78,118	8,993
CVS Caremark	219,835	12,476
Dr Pepper Snapple Group (A)	36,400	1,632
Estee Lauder, Cl A	45,800	3,201
General Mills, Cl A	114,882	5,505
Hershey	26,712	2,471
Hormel Foods	24,500	1,032
JM Smucker	18,848	1,980
Kellogg	45,967	2,699
Kimberly-Clark	68,599	6,463
Kraft Foods	106,599	5,590
Kroger	92,759	3,742
Lorillard	66,928	2,997
McCormick (A)	23,661	1,531
Mead Johnson Nutrition, Cl A	36,234	2,691

1	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Schedule of Investments

S & P 500 Index Fund

September 30, 2013

		Market Value
Description	Shares	($ Thousands)
Molson Coors Brewing, Cl B	28,246	$1,416
Mondelez International, Cl A	318,698	10,014
Monster Beverage *	24,600	1,285
PepsiCo	275,985	21,941
Philip Morris International	289,665	25,082
Procter & Gamble	490,101	37,047
Reynolds American	56,680	2,765
Safeway (A)	43,746	1,399
SYSCO, Cl A (A)	105,320	3,352
Tyson Foods, Cl A	49,790	1,408
Walgreen	155,544	8,368
Wal-Mart Stores	291,344	21,548
Whole Foods Market	66,700	3,902

		268,648

Energy — 10.3%
Anadarko Petroleum, Cl A	89,980	8,367
Apache	71,200	6,062
Baker Hughes	79,249	3,891
Cabot Oil & Gas	75,300	2,810
Cameron International * (A)	44,000	2,568
Chesapeake Energy (A)	90,700	2,347
Chevron	345,778	42,012
ConocoPhillips	218,843	15,212
Consol Energy	41,000	1,380
Denbury Resources *	66,700	1,228
Devon Energy	68,113	3,934
Diamond Offshore Drilling (A)	12,800	798
Ensco, Cl A	42,200	2,268
EOG Resources	48,744	8,251
EQT	27,200	2,413
Exxon Mobil	787,698	67,774
FMC Technologies * (A)	42,700	2,366
Halliburton (A)	151,333	7,287
Helmerich & Payne (A)	19,100	1,317
Hess	51,575	3,989
Kinder Morgan	120,465	4,285
Marathon Oil	126,956	4,428
Marathon Petroleum	56,078	3,607
Murphy Oil	31,463	1,898
Nabors Industries (A)	47,078	756
National Oilwell Varco, Cl A	76,468	5,973
Newfield Exploration *	24,900	681
Noble	45,500	1,719
Noble Energy	64,300	4,309
Occidental Petroleum	144,159	13,485
Peabody Energy (A)	48,700	840
Phillips 66	109,371	6,324
Pioneer Natural Resources (A)	24,900	4,701
QEP Resources	32,500	900
Range Resources	29,500	2,239
Rowan, Cl A *	22,897	841
Schlumberger, Cl A	236,843	20,927
Southwestern Energy, Cl A *	62,900	2,288
Spectra Energy	119,761	4,099
Tesoro	24,200	1,064
Valero Energy	97,008	3,313
Williams	122,265	4,446
WPX Energy * (A)	36,821	709

		280,106

		Market Value
Description	Shares	($ Thousands)
Financials — 15.9%
ACE	60,900	$5,698
Aflac	83,208	5,158
Allstate	82,959	4,194
American Express	166,015	12,538
American International Group	264,208	12,848
American Tower, Cl A †	70,700	5,241
Ameriprise Financial	35,384	3,223
Aon	55,029	4,096
Apartment Investment & Management, Cl A †	26,839	750
Assurant	13,900	752
AvalonBay Communities † (A)	21,808	2,772
Bank of America	1,922,628	26,532
Bank of New York Mellon	205,886	6,216
BB&T	126,597	4,273
Berkshire Hathaway, Cl B *	322,147	36,567
BlackRock	22,557	6,105
Boston Properties †	27,500	2,940
Capital One Financial	104,762	7,201
CBRE Group, Cl A *	50,200	1,161
Charles Schwab	206,927	4,375
Chubb	45,756	4,084
Cincinnati Financial	26,379	1,244
Citigroup	544,208	26,400
CME Group	55,435	4,096
Comerica (A)	33,083	1,301
Discover Financial Services	86,530	4,373
E*Trade Financial *	51,343	847
Equity Residential †	58,140	3,114
Fifth Third Bancorp	158,511	2,860
Franklin Resources	72,745	3,677
Genworth Financial, Cl A *	89,600	1,146
Goldman Sachs Group	74,756	11,827
Hartford Financial Services Group	82,086	2,555
HCP †	81,400	3,333
Health Care †	51,600	3,219
Host Hotels & Resorts †	134,248	2,372
Hudson City Bancorp, Cl A	87,500	792
Huntington Bancshares	148,475	1,226
IntercontinentalExchange * (A)	13,000	2,358
Invesco	79,200	2,527
JPMorgan Chase	673,657	34,821
KeyCorp	163,083	1,859
Kimco Realty †	73,300	1,479
Legg Mason (A)	20,100	672
Leucadia National	54,300	1,479
Lincoln National	47,298	1,986
Loews	54,749	2,559
M&T Bank (A)	22,161	2,480
Macerich †	25,000	1,411
Marsh & McLennan	98,350	4,283
McGraw-Hill	49,221	3,229
MetLife	200,426	9,410
Moody’s	34,708	2,441
Morgan Stanley	247,761	6,677
NASDAQ OMX Group, Cl A	20,700	664
Northern Trust	39,205	2,132
NYSE Euronext	43,700	1,835

2	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Schedule of Investments

S & P 500 Index Fund

September 30, 2013

		Market Value
Description	Shares	($ Thousands)
People’s United Financial (A)	57,300	$824
Plum Creek Timber † (A)	29,135	1,364
PNC Financial Services Group	95,075	6,888
Principal Financial Group, Cl A (A)	49,548	2,122
Progressive	98,968	2,695
ProLogis †	89,800	3,378
Prudential Financial	83,266	6,493
Public Storage †	25,828	4,147
Regions Financial	249,763	2,313
Simon Property Group †	55,502	8,227
SLM	78,043	1,943
State Street	79,791	5,246
SunTrust Banks	96,496	3,128
T. Rowe Price Group	46,508	3,345
Torchmark, Cl A (A)	16,357	1,183
Travelers	66,852	5,667
Unum Group	47,152	1,435
US Bancorp	329,206	12,042
Ventas †	52,432	3,225
Vornado Realty Trust †	30,773	2,587
Wells Fargo	864,763	35,732
Weyerhaeuser †	105,140	3,010
XL Group, Cl A	52,005	1,603
Zions Bancorporation (A)	33,360	915

		434,920

Health Care — 12.8%
Abbott Laboratories	278,146	9,232
AbbVie	283,746	12,692
Actavis *	31,371	4,517
Aetna, Cl A	66,602	4,264
Agilent Technologies	59,206	3,034
Alexion Pharmaceuticals *	35,200	4,089
Allergan	53,166	4,809
AmerisourceBergen	41,292	2,523
Amgen, Cl A	134,855	15,096
Baxter International	97,138	6,381
Becton Dickinson	34,762	3,477
Biogen Idec *	42,500	10,232
Boston Scientific *	240,312	2,821
Bristol-Myers Squibb	294,675	13,638
C.R. Bard	13,388	1,542
Cardinal Health	60,755	3,168
CareFusion *	38,377	1,416
Celgene, Cl A *	73,600	11,329
Cerner *	52,900	2,780
Cigna	50,571	3,887
Covidien	82,300	5,015
DaVita HealthCare Partners *	30,400	1,730
Dentsply International (A)	26,000	1,129
Edwards Lifesciences, Cl A *	20,100	1,400
Eli Lilly	177,430	8,930
Express Scripts Holding *	145,661	8,999
Forest Laboratories, Cl A *	42,163	1,804
Gilead Sciences *	273,944	17,214
Hospira * (A)	29,604	1,161
Humana	27,997	2,613
Intuitive Surgical *	7,120	2,679
Johnson & Johnson	504,282	43,716

		Market Value
Description	Shares	($ Thousands)
Laboratory Corp of America Holdings * (A)	16,363	$1,622
Life Technologies *	31,243	2,338
McKesson	40,869	5,244
Medtronic	178,517	9,506
Merck	523,744	24,935
Mylan * (A)	69,011	2,634
Patterson	15,400	619
PerkinElmer	20,640	779
Perrigo (A)	16,000	1,974
Pfizer	1,184,791	34,015
Quest Diagnostics (A)	27,524	1,701
Regeneron Pharmaceuticals *	13,900	4,349
St. Jude Medical	51,356	2,755
Stryker	52,142	3,524
Tenet Healthcare *	18,219	750
Thermo Fisher Scientific (A)	64,543	5,948
UnitedHealth Group	181,947	13,029
Varian Medical Systems * (A)	19,300	1,442
Vertex Pharmaceuticals *	41,700	3,162
Waters * (A)	15,397	1,635
WellPoint	53,498	4,473
Zimmer Holdings	30,455	2,502
Zoetis, Cl A	89,446	2,784

		349,037

Industrials — 10.5%
3M	116,182	13,873
ADT, Cl A	36,250	1,474
Ametek	43,700	2,011
Boeing	124,232	14,597
C.H. Robinson Worldwide (A)	28,500	1,697
Caterpillar, Cl A	113,897	9,496
Cintas	18,807	963
CSX	182,350	4,694
Cummins	31,140	4,138
Danaher, Cl A	107,096	7,424
Deere	68,502	5,575
Delta Air Lines, Cl A (A)	153,000	3,609
Dover	30,537	2,743
Dun & Bradstreet (A)	7,200	748
Eaton	84,810	5,838
Emerson Electric	127,906	8,276
Equifax (A)	21,725	1,300
Expeditors International of Washington	36,900	1,626
Fastenal, Cl A (A)	48,900	2,457
FedEx	53,205	6,071
Flowserve	25,200	1,572
Fluor	29,244	2,075
General Dynamics	59,526	5,210
General Electric	1,822,474	43,539
Honeywell International	140,455	11,663
Illinois Tool Works	73,724	5,623
Ingersoll-Rand	48,400	3,143
Iron Mountain	30,375	821
Jacobs Engineering Group *	23,500	1,367
Joy Global (A)	19,200	980
Kansas City Southern	19,900	2,176
L-3 Communications Holdings	16,023	1,514

3	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Schedule of Investments

S & P 500 Index Fund

September 30, 2013

		Market Value
Description	Shares	($ Thousands)
Lockheed Martin	47,994	$6,122
Masco	63,868	1,359
Nielsen Holdings (A)	38,600	1,407
Norfolk Southern	55,826	4,318
Northrop Grumman	41,219	3,927
PACCAR	63,391	3,528
Pall	19,995	1,540
Parker Hannifin, Cl A	26,671	2,900
Pentair	35,666	2,316
Pitney Bowes (A)	36,175	658
Precision Castparts	26,000	5,908
Quanta Services *	39,200	1,079
Raytheon	57,668	4,445
Republic Services	49,183	1,641
Robert Half International	24,827	969
Rockwell Automation	24,826	2,655
Rockwell Collins (A)	24,378	1,654
Roper Industries	17,800	2,365
Ryder System	9,354	559
Snap-on	10,453	1,040
Southwest Airlines, Cl A	126,349	1,840
Stanley Black & Decker	28,635	2,593
Stericycle, Cl A *	15,500	1,788
Textron	50,398	1,392
Tyco International	82,700	2,893
Union Pacific	82,994	12,892
United Parcel Service, Cl B	129,011	11,788
United Technologies	151,032	16,284
Waste Management	78,028	3,218
WW Grainger	10,765	2,818
Xylem	33,500	936

		287,125

Information Technology — 17.6%
Accenture, Cl A	115,400	8,498
Adobe Systems *	83,636	4,344
Akamai Technologies * (A)	31,900	1,649
Altera	57,551	2,139
Amphenol, Cl A	28,700	2,221
Analog Devices	55,799	2,625
Apple	162,631	77,534
Applied Materials	215,250	3,775
Autodesk, Cl A *	39,917	1,644
Automatic Data Processing	86,450	6,257
Broadcom, Cl A	95,136	2,475
CA	59,527	1,766
Cisco Systems	959,504	22,472
Citrix Systems *	33,842	2,390
Cognizant Technology Solutions, Cl A *	53,900	4,426
Computer Sciences	26,433	1,368
Corning, Cl B	261,378	3,813
Dell	262,674	3,617
eBay *	208,532	11,634
Electronic Arts *	55,078	1,407
EMC	372,440	9,520
F5 Networks, Cl A *	14,300	1,226
Fidelity National Information Services, Cl B	52,265	2,427
First Solar * (A)	12,540	504
Fiserv, Cl A *	23,280	2,353
Flir Systems	25,600	804

		Market Value
Description	Shares	($ Thousands)
Google, Cl A *	50,063	$43,850
Harris	19,100	1,133
Hewlett-Packard	343,965	7,216
Intel	891,615	20,436
International Business Machines	184,237	34,117
Intuit	50,886	3,374
Jabil Circuit	33,879	734
JDS Uniphase * (A)	42,556	626
Juniper Networks *	90,900	1,805
KLA-Tencor	29,671	1,805
Lam Research *	29,217	1,496
Linear Technology (A)	41,894	1,662
LSI Logic	101,146	791
Mastercard, Cl A	18,600	12,514
Microchip Technology (A)	35,900	1,446
Micron Technology * (A)	186,569	3,259
Microsoft	1,356,593	45,188
Molex (A)	24,560	946
Motorola Solutions	42,329	2,513
NetApp	60,876	2,595
Nvidia	103,648	1,613
Oracle, Cl B	638,088	21,165
Paychex (A)	58,256	2,368
Qualcomm	307,032	20,682
Red Hat *	34,000	1,569
Salesforce.com * (A)	97,900	5,082
SanDisk	43,000	2,559
Seagate Technology	55,600	2,432
Symantec, Cl A	125,047	3,095
TE Connectivity	74,000	3,832
Teradata *	29,368	1,628
Teradyne * (A)	35,107	580
Texas Instruments	197,049	7,935
Total System Services	29,580	870
VeriSign	24,500	1,247
Visa, Cl A (A)	92,372	17,652
Western Digital	37,700	2,390
Western Union (A)	100,112	1,868
Xerox	209,906	2,160
Xilinx (A)	47,409	2,222
Yahoo! *	169,838	5,632

		478,975

Materials — 3.5%
Air Products & Chemicals	37,526	3,999
Airgas	11,800	1,251
Alcoa (A)	191,435	1,554
Allegheny Technologies (A)	19,359	591
Avery Dennison	17,515	762
Ball	25,982	1,166
Bemis (A)	18,890	737
CF Industries Holdings	10,290	2,169
Cliffs Natural Resources (A)	27,411	562
Dow Chemical, Cl A	216,575	8,317
E.I. Du Pont de Nemours	165,235	9,676
Eastman Chemical	27,916	2,175
Ecolab (A)	48,030	4,743
FMC	24,400	1,750
Freeport-McMoRan Copper & Gold, Cl B	185,736	6,144

4	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Schedule of Investments

S & P 500 Index Fund

September 30, 2013

		Market Value
Description	Shares	($ Thousands)
International Flavors & Fragrances	14,594	$1,201
International Paper	80,170	3,592
LyondellBasell Industries, Cl A	80,200	5,873
MeadWestvaco	32,115	1,232
Monsanto	95,448	9,962
Mosaic	61,000	2,624
Newmont Mining	89,108	2,504
Nucor (A)	56,982	2,793
Owens-Illinois *	29,400	882
PPG Industries	25,545	4,268
Praxair (A)	52,799	6,347
Sealed Air	36,028	980
Sherwin-Williams, Cl A	15,416	2,809
Sigma-Aldrich (A)	21,636	1,846
United States Steel (A)	25,726	530
Vulcan Materials	23,249	1,205

		94,244

Telecommunication Services — 2.4%
AT&T (A)	950,440	32,144
CenturyTel (A)	107,457	3,372
Crown Castle International *	52,500	3,834
Frontier Communications (A)	183,525	765
Verizon Communications	512,148	23,897
Windstream Holdings (A)	109,046	872

		64,884

Utilities — 3.1%
AES	110,190	1,464
AGL Resources	21,700	999
Ameren	43,444	1,514
American Electric Power	87,615	3,798
Centerpoint Energy	76,968	1,845
CMS Energy	47,592	1,253
Consolidated Edison	52,433	2,891
Dominion Resources	103,640	6,475
DTE Energy	31,445	2,075
Duke Energy	126,307	8,435
Edison International	58,353	2,688
Entergy	32,064	2,026
Exelon (A)	153,246	4,542
FirstEnergy	74,810	2,727
Integrys Energy Group	14,534	812
NextEra Energy	76,020	6,094
NiSource	55,979	1,729
Northeast Utilities	56,935	2,348
NRG Energy	57,800	1,580
Oneok	37,000	1,973
Pepco Holdings (A)	45,400	838
PG&E	80,229	3,283
Pinnacle West Capital	19,949	1,092
PPL	113,071	3,435
Public Service Enterprise Group	90,530	2,981
SCANA	25,300	1,165
Sempra Energy	40,865	3,498
Southern	156,435	6,442
TECO Energy (A)	37,612	622
Wisconsin Energy	41,100	1,660
Xcel Energy	89,019	2,458

		$84,742

	Shares/Face
	Amount	Market Value
Description	($ Thousands)	($ Thousands)
Total Common Stock (Cost $1,319,170) ($ Thousands)		2,676,456

AFFILIATED PARTNERSHIP — 6.3%
SEI Liquidity Fund, L.P. 0.070%**†(B)	171,382,829	171,383

Total Affiliated Partnership (Cost $171,383) ($ Thousands)		171,383

CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**†	43,449,539	43,450

Total Cash Equivalent (Cost $43,450) ($ Thousands)		43,450

U.S. TREASURY OBLIGATION (C) (D) — 0.1%
U.S. Treasury Bills
0.010%, 12/12/13	$3,110	3,110

Total U.S. Treasury Obligation (Cost $3,110) ($ Thousands)		3,110

Total Investments — 106.2% (Cost $1,537,113) ($ Thousands)		$2,894,399

A list of the open futures contracts held by the Fund at September 30, 2013, are as follows:

	Number of		Unrealized
Type of	Contracts	Expiration	(Depreciation)
Contract	Long	Date	($ Thousands)
S&P 500 Index EMINI	636	Dec-2013	$(224)

For the year ended September 30, 2013, the total amount of all open futures contracts as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $2,725,862 ($Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of September 30, 2013.
†	Real Estate Investment Trust.
††	Investment in Affiliated Security.
(A)	This security or a partial position of this security is on loan at September 30, 2013. The total market value of securities on loan at September 30, 2013 was $166,618 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of September 30, 2013 was $171,383 ($ Thousands).
(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.
(D)	The rate reported is the effective yield at the time of purchase.

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

5	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Schedule of Investments

S & P 500 Index Fund

September 30, 2013

The following is a list of the level of inputs used as of September 30, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,676,456	$—	$—	$2,676,456
U.S. Treasury Obligation	—	3,110	—	3,110
Affiliated Partnership	—	171,383	—	171,383
Cash Equivalent	43,450	—	—	43,450

Total Investments in Securities	$2,719,906	$174,493	$—	$2,894,399

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$—	$—	$—	$—
Unrealized Depreciation	(224)	—	—	(224)

Total Other Financial Instruments	$(224)	$—	$—	$(224)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the year ended September 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended September 30, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

6	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Schedule of Investments

Small Cap Fund

September 30, 2013

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK — 93.9%
Consumer Discretionary — 13.2%
Aeropostale *	12,200	$115
AFC Enterprises, Ser 2011-9A *	9,000	392
American Axle & Manufacturing Holdings *	26,726	527
ANN	13,630	494
Arctic Cat	8,950	511
Asbury Automotive Group	9,891	526
Beazer Homes USA, Cl A * (A)	38,130	686
Belo, Cl A	4,200	57
Big 5 Sporting Goods	17,565	283
Big Lots *	18,095	671
Biglari Holdings *	540	223
BJ’s Restaurants (A)	10,141	291
Blue Nile *	9,542	391
Bob Evans Farms (A)	11,530	660
Body Central	23,808	145
Boyd Gaming *	2,400	34
Bravo Brio Restaurant Group	21,400	323
Bright Horizons Family Solutions *	19,352	693
Brown Shoe	26,591	624
Brunswick	29,298	1,169
Cabela’s	11,530	727
Capella Education	11,479	649
Career Education	52,600	145
Carmike Cinemas *	5,300	117
Carriage Services	400	8
Cato, Cl A	7,694	215
CEC Entertainment	7,286	334
Childrens Place Retail Stores *	7,840	454
Conn’s * (A)	22,333	1,118
Cooper Tire & Rubber	6,200	191
Core-Mark Holding, Cl A	10,189	677
Corinthian Colleges * (A)	34,100	75
CST Brands	3,200	95
Dana Holding	21,795	498
Denny’s, Cl A	28,273	173
Destination Maternity	6,000	191
Destination XL Group *	34,600	224
Dex Media * (A)	12,536	102
Dick’s Sporting Goods	6,970	372
Dorman Products (A)	12,280	608
Drew Industries	2,300	105
Entravision Communications, Cl A	43,923	259
EW Scripps, Cl A *	5,500	101
Express *	23,640	558
Fiesta Restaurant Group *	3,300	124
Five Below (A)	26,395	1,155
Francesca’s Holdings * (A)	24,182	451
Fred’s, Cl A	12,400	194
Fuel Systems Solutions *	2,700	53
GameStop, Cl A (A)	14,356	713
Genesco *	10,040	658
G-III Apparel Group *	2,800	153
Grand Canyon Education *	12,151	489
Gray Television *	16,700	131
Haverty Furniture	5,476	134
Helen of Troy	6,300	279

		Market Value
Description	Shares	($ Thousands)
hhgregg, Cl A * (A)	11,300	$202
Hibbett Sports * (A)	11,190	628
HomeAway * (A)	53,174	1,489
Hovnanian Enterprises, Cl A * (A)	24,656	129
Ignite Restaurant Group *	4,800	75
Imax * (A)	26,004	786
Isle of Capri Casinos	21,277	161
Jack in the Box	17,414	697
Jones Group	6,200	93
K12 *	6,200	191
Krispy Kreme Doughnuts	35,729	691
La-Z-Boy, Cl Z	40,593	922
Libbey	33,600	799
Life Time Fitness * (A)	16,950	872
Live Nation	33,170	615
LKQ *	23,134	737
Loral Space & Communications	6,000	406
Lumber Liquidators Holdings *	13,684	1,459
M/I Homes	2,000	41
Marriott Vacations Worldwide	11,330	499
Matthews International, Cl A (A)	7,900	301
MDC Partners, Cl A	26,300	736
Men’s Wearhouse	11,554	393
Meredith (A)	24,960	1,189
Meritage Homes	17,108	735
Modine Manufacturing *	42,587	623
Movado Group	11,670	510
Multimedia Games Holding *	11,200	387
NACCO Industries, Cl A	2,000	111
National CineMedia	27,866	526
New York Times, Cl A	5,900	74
Nutrisystem (A)	14,300	206
Office Depot (A)	4,300	21
OfficeMax	3,000	38
Orbitz Worldwide *	35,134	338
Orient-Express Hotels, Cl A	7,400	96
Overstock.com *	5,100	151
Oxford Industries, Cl A (A)	5,180	352
Papa John’s International, Cl A	4,800	335
Penske Auto Group, Cl A	6,300	269
Pep Boys-Manny Moe & Jack	25,450	317
Perry Ellis International, Cl A	4,400	83
PetMed Express (A)	20,900	340
Pier 1 Imports	30,950	604
Pool	15,130	849
ReachLocal (A)	42,867	511
Red Robin Gourmet Burgers	13,937	991
Restoration Hardware Holdings *	11,105	704
Ruth’s Chris Steak House	9,309	110
Ryland Group (A)	15,315	621
Scholastic, Cl B	7,600	218
Scientific Games, Cl A	25,200	408
Shoe Carnival	14,957	404
Shutterfly	29,128	1,628
Six Flags Entertainment	18,591	628
Skechers U.S.A., Cl A *	11,500	358
Smith & Wesson Holding * (A)	16,100	177
Sonic *	8,600	153
Sotheby’s	7,329	360
Standard Motor Products	8,500	273
Steiner Leisure	2,800	164

1	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Schedule of Investments

Small Cap Fund

September 30, 2013

		Market Value
Description	Shares	($ Thousands)
Steven Madden	5,010	$270
Stewart Enterprises, Cl A (A)	8,500	112
Stoneridge *	17,201	186
TAL Education Group ADR	29,250	424
Tenneco *	6,910	349
TRI Pointe Homes * (A)	14,596	214
Vail Resorts	9,040	627
Vitamin Shoppe	7,946	348
Wet Seal, Cl A	86,900	342
Winnebago Industries	2,800	73
Wolverine World Wide (A)	11,022	642
Zagg * (A)	21,408	96
Zumiez (A)	18,203	501

		54,313

Consumer Staples — 2.6%
Andersons	6,600	461
Annie’s * (A)	12,257	602
Casey’s General Stores	8,899	654
Chefs’ Warehouse Holdings * (A)	20,891	483
Chiquita Brands International	59,500	753
Darling International *	27,445	581
Dole Food	12,600	172
Fairway Group Holdings, Cl A * (A)	4,852	124
Fresh Del Monte Produce	17,200	510
Fresh Market *	13,984	662
Hain Celestial Group	4,727	365
J&J Snack Foods	6,405	517
Lancaster Colony	3,400	266
Medifast (A)	11,233	302
Pilgrim’s Pride	19,600	329
Post Holdings *	1,100	44
Prestige Brands Holdings, Cl A *	10,570	319
Rite Aid *	74,000	352
Sanderson Farms (A)	2,000	130
Snyders-Lance	16,799	485
Spartan Stores	19,603	432
Sprouts Farmers Market *	1,856	82
Susser Holdings (A)	6,144	327
TreeHouse Foods	4,844	324
Universal (A)	8,100	412
USANA Health Sciences	6,500	564
WhiteWave Foods, Cl A	12,612	252

		10,504

Energy — 5.8%
Alberta Oilsands *	184,500	23
Alon USA Energy	2,100	21
Approach Resources, Cl A (A)	34,000	894
Bill Barrett (A)	11,400	286
Bonanza Creek Energy	7,445	359
Bristow Group (A)	2,200	160
Carrizo Oil & Gas	10,359	387
Cloud Peak Energy	1,500	22
Comstock Resources	15,300	243
Delek US Holdings	13,160	278
Dril-Quip *	12,078	1,386
Emerald Oil *	26,804	193
Energy XXI Bermuda	14,300	432
EPL Oil & Gas *	13,900	516
Exterran Holdings	10,095	278
Forum Energy Technologies * (A)	51,093	1,380

		Market Value
Description	Shares	($ Thousands)
Geospace Technologies	5,782	$487
Green Plains Renewable Energy	17,000	273
Gulfmark Offshore, Cl A (A)	15,354	781
Gulfport Energy *	6,258	403
Halcon Resources, Cl A * (A)	97,614	432
Helix Energy Solutions Group *	56,380	1,430
Hercules Offshore	4,600	34
Hornbeck Offshore Service *	6,385	367
Kodiak Oil & Gas	68,159	822
Laredo Petroleum Holdings * (A)	40,699	1,208
Matador Resources (A)	30,320	495
Matrix Service *	7,631	150
Mitcham Industries *	1,300	20
Newfield Exploration	6,300	172
Newpark Resources, Cl A *	2,500	32
Nuverra Environmental Solutions * (A)	184,200	422
Oasis Petroleum	39,601	1,946
Ocean Rig UDW *	18,276	333
Oceaneering International, Cl A	1,149	93
Oil States International *	3,537	366
Parker Drilling *	32,100	183
PDC Energy, Cl A * (A)	10,624	633
Pioneer Energy Services *	72,605	545
Quicksilver Resources * (A)	29,400	58
Renewable Energy Group *	5,700	86
Rosetta Resources *	28,262	1,539
Scorpio Tankers	88,600	865
StealthGas (A)	38,600	353
Stone Energy, Cl A *	2,600	84
Synergy Resources *	13,235	129
Tesco *	24,800	411
TETRA Technologies *	37,555	470
Triangle Petroleum *	29,670	291
Vaalco Energy	43,340	242
W&T Offshore (A)	18,500	328
Western Refining (A)	4,300	129
Willbros Group	31,000	285

		23,755

Financials — 19.4%
Acadia Realty Trust †	17,535	433
Affiliated Managers Group *	1,840	336
Agree Realty †	2,900	87
Altisource Residential †	19,221	442
Ambac Financial Group *	2,000	36
American Assets Trust †	13,070	399
American Campus Communities †	11,605	396
American Capital Mortgage Investment †	14,200	281
American Equity Investment Life Holding (A)	47,535	1,009
Amerisafe	1,300	46
Amtrust Financial Services (A)	42,021	1,641
Argo Group International Holdings	11,660	500
Arlington Asset Investment, Cl A	8,700	207
Ashford Hospitality Trust †	9,800	121
Associated Estates Realty † (A)	24,610	367
Banco Latinoamericano de Exportaciones, Cl E	10,600	264
Bancorp	12,265	217

2	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Schedule of Investments

Small Cap Fund

September 30, 2013

		Market Value
Description	Shares	($ Thousands)
Bancorpsouth, Cl A (A)	80,913	$1,613
Bank of the Ozarks (A)	21,977	1,055
Banner	40,753	1,555
BBCN Bancorp	10,160	140
BlackRock Kelso Capital (A)	25,100	238
Boston Private Financial Holdings	47,318	525
Brandywine Realty Trust †	31,280	412
Brookline Bancorp, Cl A	3,800	36
Campus Crest Communities †	56,400	609
Capital Bank Financial, Cl A *	11,493	252
Capitol Federal Financial	20,460	254
Cardinal Financial	5,936	98
Cedar Shopping Centers †	15,800	82
Central Pacific Financial	69,545	1,231
Chatham Lodging Trust †	4,200	75
Chesapeake Lodging Trust †	14,300	337
City Holding (A)	3,700	160
City National	3,420	228
CNO Financial Group	158,150	2,278
CoBiz Financial	44,540	430
Cohen & Steers (A)	11,200	395
Colonial Properties Trust †	11,330	255
Columbia Banking System (A)	13,720	339
Community Bank System (A)	5,400	184
Coresite Realty †	15,245	517
Cousins Properties, Cl A †	10,000	103
Credit Acceptance, Cl A	1,500	166
CubeSmart †	42,425	757
Customers Bancorp *	8,700	140
CVB Financial	2,100	28
CYS Investments †	38,400	312
DiamondRock Hospitality †	94,417	1,007
Douglas Emmett †	9,551	224
DuPont Fabros Technology † (A)	16,910	436
Eagle Bancorp *	18,303	518
East West Bancorp	16,475	526
EastGroup Properties †	20,249	1,199
Education Realty Trust, Cl A †	42,952	391
Employers Holdings	21,200	631
Endurance Specialty Holdings	7,210	387
EPR Properties, Cl A † (A)	1,400	68
Evercore Partners, Cl A	6,790	334
FBR *	21,275	570
FelCor Lodging Trust †	33,700	208
Financial Engines (A)	12,651	752
First American Financial	22,045	537
First BanCorp Puerto Rico	97,535	554
First Cash Financial Services *	672	39
First Commonwealth Financial	90,050	684
First Financial Bancorp (A)	17,170	260
First Financial Holdings	7,223	398
First Horizon National (A)	61,527	676
First Industrial Realty Trust †	5,400	88
First Interstate Bancsystem, Cl A	5,748	139
First Midwest Bancorp	24,500	370
First Potomac Realty Trust †	13,575	171
Forest City Enterprises, Cl A *	19,205	364
Forestar Group *	10,280	221
Fulton Financial	57,792	675
FXCM, Cl A	25,901	512

		Market Value
Description	Shares	($ Thousands)
Geo Group †	21,500	$715
Glacier Bancorp, Cl A	21,995	544
Glimcher Realty Trust †	52,163	508
Government Properties Income Trust, Cl A †	14,700	352
Great American Group	18,900	3
Hanmi Financial	6,290	104
Hanover Insurance Group, Cl A	21,155	1,170
HCI Group (A)	3,200	131
Healthcare Realty Trust †	2,200	51
Hercules Technology Growth Capital, Cl A (A)	6,300	96
HFF, Cl A	900	23
Highwoods Properties †	22,158	782
Home BancShares	2,100	64
Home Loan Servicing Solutions	17,500	385
HomeStreet	5,000	97
Horace Mann Educators, Cl A	22,800	647
Hudson Pacific Properties †	1,000	19
IBERIABANK	17,660	916
Infinity Property & Casualty	4,100	265
Inland Real Estate †	33,900	347
International Bancshares	7,600	164
Investment Technology Group	52,387	824
Investors Real Estate Trust †	4,500	37
Janus Capital Group (A)	37,585	320
Jones Lang LaSalle	5,612	490
Kennedy-Wilson Holdings (A)	35,500	659
Kite Realty Group Trust †	63,205	375
LaSalle Hotel Properties †	12,100	345
Lexington Realty Trust † (A)	89,208	1,002
LTC Properties †	5,100	194
Mack-Cali Realty †	17,500	384
Maiden Holdings	63,600	751
MarketAxess Holdings	7,092	426
MB Financial	900	25
Meadowbrook Insurance Group	134,300	873
Medical Properties Trust †	68,340	832
MGIC Investment	53,995	393
Montpelier Re Holdings	12,800	334
National Penn Bancshares	52,342	526
NBT Bancorp	11,400	262
Nelnet, Cl A	24,800	953
New Mountain Finance	1,900	27
Northfield Bancorp	37,050	450
NorthStar Realty Finance †	65,640	609
Northwest Bancshares	7,200	95
Ocwen Financial *	10,100	563
OFG Bancorp (A)	31,520	510
Old National Bancorp, Cl A	40,469	575
OmniAmerican Bancorp, Cl A *	7,800	191
Oritani Financial	11,100	183
PacWest Bancorp (A)	24,550	844
Parkway Properties †	22,465	399
Pebblebrook Hotel Trust †	35,661	1,024
PennantPark Investment	59,402	669
Pennsylvania †	21,660	405
Pinnacle Financial Partners	3,800	113
Piper Jaffray *	6,600	226
Platinum Underwriters Holdings	10,600	633
Post Properties †	5,975	269

3	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Schedule of Investments

Small Cap Fund

September 30, 2013

		Market Value
Description	Shares	($ Thousands)
Potlatch †	6,377	$253
Primerica	6,700	270
ProAssurance	2,617	118
Prospect Capital (A)	23,100	258
Prosperity Bancshares (A)	9,275	574
Provident Financial Services	13,700	222
PS Business Parks †	1,900	142
Radian Group (A)	84,275	1,174
RAIT Financial Trust †	59,070	418
Ramco-Gershenson Properties †	26,500	408
Retail Opportunity Investments †	2,900	40
RLI (A)	7,461	652
RLJ Lodging Trust †	6,100	143
Rouse Properties † (A)	3,300	68
Sabra Health Care †	14,300	329
Safeguard Scientifics *	28,716	451
Select Income REIT †	1,900	49
Selective Insurance Group	19,435	476
Signature Bank NY, Cl B	11,120	1,018
Silver Bay Realty Trust †	463	7
Solar Capital	6,100	135
STAG Industrial †	9,600	193
Starwood Property Trust †	18,600	446
Stewart Information Services (A)	25,163	805
Stifel Financial * (A)	21,228	875
Summit Hotel Properties †	1,800	17
Sun Communities †	8,680	370
Sunstone Hotel Investors †	48,734	621
Susquehanna Bancshares	110,167	1,383
SVB Financial Group, Cl B	7,116	615
Symetra Financial	12,300	219
Synovus Financial	166,256	549
TCP Capital	5,300	86
Texas Capital Bancshares *	6,794	312
THL Credit	22,500	351
TICC Capital (A)	36,300	354
Titanium Asset Management PIPE (B) (C)	6,111	5
Two Harbors Investment †	31,000	301
UMB Financial	500	27
United Community Banks	30,400	456
Validus Holdings	7,900	292
ViewPoint Financial Group	26,800	554
Virtus Investment Partners *	3,165	515
Waddell & Reed Financial, Cl A	7,566	390
Washington †	5,400	136
Webster Financial	14,240	364
Western Alliance Bancorp	75,287	1,425
Wilshire Bancorp	12,300	101
Winthrop Realty Trust †	15,700	175
WisdomTree Investments	7,400	86
WSFS Financial	15,565	938

		79,864

Health Care — 12.4%
Acadia Healthcare, Cl A *	55,895	2,204
ACADIA Pharmaceuticals * (A)	13,208	363
Acceleron Pharma *	7,978	177
Accuray * (A)	138,600	1,024
Acorda Therapeutics	9,960	341
Addus HomeCare *	9,833	285
Aegerion Pharmaceuticals, Cl A (A)	5,880	504

		Market Value
Description	Shares	($ Thousands)
Akorn * (A)	51,955	$1,022
Alere *	18,400	563
Align Technology (A)	15,730	757
AMAG Pharmaceuticals *	15,510	333
Amedisys (A)	14,500	250
AMN Healthcare Services *	7,900	109
Amsurg	17,674	702
Analogic	5,980	494
Ariad Pharmaceuticals *	8,740	161
Array BioPharma *	19,000	118
ArthroCare	4,000	142
athenahealth (A)	6,154	668
Bruker BioSciences *	18,850	389
Cadence Pharmaceuticals *	17,823	112
Cambrex	5,900	78
Cantel Medical	5,250	167
Cardiovascular Systems *	4,100	82
Celldex Therapeutics, Cl A (A)	12,597	446
Centene *	10,315	660
Cepheid (A)	4,870	190
Charles River Laboratories International *	13,795	638
Chemed (A)	108	8
Chimerix *	10,661	234
Clovis Oncology *	2,976	181
Computer Programs & Systems	2,200	129
Conmed	18,185	618
Coronado Biosciences * (A)	42,937	301
Cross Country Healthcare *	16,500	100
Cubist Pharmaceuticals	15,027	955
Depomed *	15,500	116
DexCom *	21,583	609
Emergent Biosolutions *	23,800	453
Emeritus	24,416	452
Endocyte * (A)	20,200	269
Endologix	20,948	338
Ensign Group	6,300	259
Exact Sciences	27,281	322
ExamWorks Group (A)	27,708	720
Five Star Quality Care *	25,484	132
Fluidigm (A)	26,497	582
Furiex Pharmaceuticals *	13,233	582
GenMark Diagnostics *	24,100	293
Gentiva Health Services	27,400	330
Greatbatch	15,045	512
GTx * (A)	12,400	25
Haemonetics *	8,784	350
Halozyme Therapeutics (A)	38,658	427
HealthSouth	53,020	1,828
HeartWare International * (A)	6,550	480
Hi-Tech Pharmacal	2,500	108
HMS Holdings * (A)	14,770	318
Hyperion Therapeutics * (A)	7,019	183
ICON *	18,349	751
ICU Medical	8,829	600
Immunogen * (A)	5,000	85
Impax Laboratories *	7,900	162
Imris	66,577	107
Insmed * (A)	18,300	286
Insulet (A)	20,345	737
Intercept Pharmaceuticals *	3,600	249
Intrexon *	7,300	173
Invacare	16,600	287

4	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Schedule of Investments

Small Cap Fund

September 30, 2013

		Market Value
Description	Shares	($ Thousands)
IPC The Hospitalist (A)	9,137	$466
Ironwood Pharmaceuticals, Cl A * (A)	32,291	383
Isis Pharmaceuticals	13,504	507
Jazz Pharmaceuticals	7,430	683
Keryx Biopharmaceuticals * (A)	126,147	1,274
LHC Group	6,700	157
Magellan Health Services *	11,716	702
Masimo	12,660	337
Medical Action Industries *	17,600	117
MEDNAX	10,388	1,043
MiMedx Group * (A)	8,000	33
Molina Healthcare *	12,180	434
Momenta Pharmaceuticals *	24,170	348
Natus Medical *	17,000	241
Nektar Therapeutics	32,462	339
Neurocrine Biosciences *	22,200	251
NewLink Genetics (A)	17,569	330
Novadaq Technologies * (A)	49,485	821
NPS Pharmaceuticals	4,002	127
NuVasive *	1,100	27
Orexigen Therapeutics * (A)	42,126	259
Orthofix International	6,100	127
Pacira Pharmaceuticals *	17,770	854
Parexel International	23,706	1,191
PDL BioPharma (A)	46,383	370
Pharmacyclics *	1,760	244
PharMerica	14,100	187
Portola Pharmaceuticals *	2,000	53
Pozen * (A)	14,100	81
Premier, Cl A *	2,116	67
Providence Service *	7,192	206
Puma Biotechnology *	14,971	803
Repligen *	18,593	206
Repros Therapeutics *	7,830	210
Rigel Pharmaceuticals *	33,200	119
Sagent Pharmaceuticals *	16,309	333
Santarus *	23,600	533
Sciclone Pharmaceuticals *	26,400	134
Select Medical Holdings	15,300	123
Sirona Dental Systems, Cl A	7,285	488
Spectranetics	27,362	459
STERIS, Cl A	600	26
SurModics *	4,500	107
Symmetry Medical *	55,800	455
Synageva BioPharma, Cl A (A)	3,726	236
Syneron Medical	34,110	294
Synta Pharmaceuticals * (A)	29,091	184
Team Health Holdings	23,901	907
TearLab * (A)	16,861	187
TESARO *	13,979	542
Threshold Pharmaceuticals, Cl A * (A)	40,380	188
Tornier BV	17,529	339
Triple-S Management, Cl B *	5,600	103
Unilife (A)	126,516	420
ViroPharma	16,520	649
Vocera Communications	14,440	268
WellCare Health Plans	25,251	1,761
XenoPort	12,600	72

		51,035

		Market Value
Description	Shares	($ Thousands)
Industrials — 17.4%
AAON Inc.	2,700	$72
AAR	25,239	690
ACCO Brands * (A)	39,400	262
Actuant, Cl A (A)	74,156	2,880
Acuity Brands	8,442	777
Advisory Board	5,201	309
Aegean Marine Petroleum Network	19,900	236
Air Transport Services Group *	60,000	450
Aircastle	21,100	367
Albany International, Cl A	6,800	244
Altra Holdings	4,800	129
American Science & Engineering, Cl A	1,200	72
American Woodmark *	3,000	104
Apogee Enterprises	9,000	267
Arkansas Best	3,600	92
Armstrong World Industries	7,900	434
Astronics *	9,443	470
Atlas Air Worldwide Holdings *	700	32
Avis Budget Group *	10,932	315
AZZ	1,200	50
Barnes Group	9,035	315
Barrett Business Services	3,060	206
Beacon Roofing Supply (A)	27,380	1,010
Belden	13,480	864
Brink’s	13,800	390
Carlisle	18,463	1,298
Chart Industries *	10,085	1,241
CIRCOR International	17,180	1,068
Coleman Cable	8,778	185
Con-way	7,390	319
Corporate Executive Board	11,875	862
Curtiss-Wright	14,935	701
Deluxe	11,118	463
Diana Shipping * (A)	35,663	430
DigitalGlobe *	29,327	927
DXP Enterprises	4,981	393
Dycom Industries *	60,015	1,680
EMCOR Group	38,314	1,499
EnerNOC *	9,900	148
EnerSys (A)	15,740	954
Engility Holdings	700	22
Erickson Air-Crane * (A)	1,400	22
Esterline Technologies *	15,990	1,278
Exponent	4,200	301
Flow International (A)	46,200	184
Fortune Brands Home & Security	13,126	547
FTI Consulting (A)	20,580	778
G&K Services	18,480	1,116
Generac Holdings	22,640	966
General Cable	17,850	567
Genesee & Wyoming, Cl A *	13,328	1,239
Gibraltar Industries *	10,164	145
Global Power Equipment Group	16,900	340
Graco	9,160	678
GrafTech International (A)	34,100	288
Great Lakes Dredge & Dock	81,000	601
Greenbrier *	17,450	432
H&E Equipment Services	12,200	324

5	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Schedule of Investments

Small Cap Fund

September 30, 2013

		Market Value
Description	Shares	($ Thousands)
HEICO (A)	9,350	$633
Hexcel, Cl A *	62,413	2,422
Hyster-Yale Materials Handling	1,500	134
ICF International, Cl A	12,100	428
IDEX	11,920	778
Insperity, Cl A	6,200	233
Interface, Cl A	52,984	1,051
JetBlue Airways * (A)	99,500	663
John Bean Technologies, Cl A	11,000	274
Kadant	11,537	388
KAR Auction Services	8,900	251
Kelly Services, Cl A	2,900	56
Keyw Holding, Cl A * (A)	25,581	344
Kforce	13,600	241
Kirby *	15,472	1,339
Korn/Ferry International	1,300	28
Layne Christensen	500	10
Lincoln Electric Holdings	10,490	699
Lindsay (A)	7,172	585
Manitowoc	13,530	265
Marten Transport	29,335	503
MasTec (A)	12,210	370
Meritor *	11,100	87
Middleby *	7,848	1,640
Mine Safety Appliances	2,000	103
Mistras Group	1,100	19
Mobile Mini *	18,343	625
Moog, Cl A *	11,333	665
MRC Global *	8,800	236
MSC Industrial Direct, Cl A	5,813	473
Mueller Water Products, Cl A	28,000	224
MYR Group *	34,900	848
National Presto Industries	100	7
Navigant Consulting *	9,100	141
Northwest Pipe *	12,010	395
Old Dominion Freight Line, Cl A	33,880	1,558
On Assignment	10,600	350
Orbital Sciences *	21,010	445
Orion Marine Group	26,200	272
Performant Financial *	800	9
PGT *	27,069	268
Pike Electric	14,289	162
Pitney Bowes (A)	5,600	102
Ply Gem Holdings *	15,979	223
PowerSecure International *	9,300	149
Primoris Services	45,850	1,168
Rand Logistics *	16,500	81
RBC Bearings	8,120	535
Resources Connection	6,900	94
RPX	5,300	93
Rush Enterprises, Cl A (A)	18,957	503
Saia	33,227	1,036
Simpson Manufacturing (A)	14,715	479
Skywest	2,200	32
Spirit Airlines	19,606	672
Standex International (A)	6,422	381
Steelcase, Cl A	61,673	1,025
Swift Transportation, Cl A *	75,736	1,529
Taser International	32,200	480
Titan Machinery * (A)	27,500	442
TMS International, Cl A	22,400	391
Tredegar	1,700	44
Trex	13,034	646

		Market Value
Description	Shares	($ Thousands)
TrueBlue *	73,763	$1,771
Tutor Perini	25,600	546
United Rentals (A)	13,910	811
US Airways Group (A)	2,800	53
US Ecology	18,145	547
USG (A)	22,152	633
Valmont Industries	4,700	653
Viad	3,200	80
Wabash National (A)	54,515	636
WageWorks	9,856	497
Watsco (A)	9,678	912
Wesco Aircraft Holdings *	25,366	531
Woodward	6,470	264

		71,294

Information Technology — 18.1%
ACI Worldwide *	6,390	345
Actuate	15,200	112
Acxiom *	20,430	580
Adtran	18,936	504
Advanced Energy Industries *	12,600	221
Applied Micro Circuits *	5,800	75
Arris Group *	31,028	529
Aruba Networks	21,470	357
Aspen Technology *	57,485	1,986
Atmel	54,440	405
ATMI *	2,800	74
Audience *	1,000	11
AVG Technologies *	12,308	295
Benchmark Electronics	2,500	57
Blackhawk Network Holdings, Cl A * (A)	3,300	79
Blucora (A)	7,800	179
BroadSoft (A)	24,875	896
Brooks Automation	43,830	408
Cadence Design Systems (A)	71,202	961
CalAmp *	4,800	85
Calix *	21,300	271
Cardtronics	8,780	326
Cavium (A) *	53,918	2,221
Ceva, Cl A *	4,300	74
Checkpoint Systems *	1,100	18
CIBER	124,100	409
Ciena * (A)	59,074	1,476
Cognex	9,680	304
CommVault Systems *	11,842	1,040
Computer Task Group	17,400	281
comScore *	8,300	240
Convergys	2,500	47
Cornerstone OnDemand (A)	18,347	944
CoStar Group (A)	13,164	2,210
Cray	3,900	94
CSG Systems International	10,100	253
Cvent *	4,434	156
Cyan * (A)	23,617	237
Dealertrack Technologies	54,254	2,324
Demandware (A)	20,910	969
Digi International	48,700	487
Digital River *	6,900	123
Diodes	6,500	159
EarthLink	87,950	435
Electronics for Imaging	8,960	284
Ellie Mae (A)	32,257	1,033

6	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Schedule of Investments

Small Cap Fund

September 30, 2013

		Market Value
Description	Shares	($ Thousands)
Emulex	22,300	$173
Entegris *	80,510	817
Envestnet	42,311	1,312
EPAM Systems *	10,690	369
Exar *	50,900	683
ExlService Holdings	900	26
Extreme Networks	37,700	197
Fabrinet	8,900	150
Fairchild Semiconductor International	69,101	960
Finisar *	4,200	95
FireEye *	9,182	381
FleetMatics Group	17,252	648
FormFactor *	27,900	191
Forrester Research	2,996	110
Fortinet	12,280	249
Genpact	21,240	401
Gigamon *	6,160	238
Global Cash Access Holdings	31,800	248
Guidewire Software, Cl Z	39,131	1,843
Harmonic, Cl A *	24,000	185
Himax Technologies ADR (A)	81,848	819
Hittite Microwave, Cl A *	15,091	986
Hutchinson Technology * (A)	35,050	122
Immersion *	16,695	220
Imperva *	10,221	429
Infinera * (A)	99,882	1,130
Infoblox *	38,930	1,628
Inphi	66,907	899
Insight Enterprises *	12,000	227
Integrated Device Technology *	107,335	1,011
Interactive Intelligence Group *	11,528	732
Intersil, Cl A	60,198	676
IntraLinks Holdings, Cl A	31,790	280
InvenSense, Cl A * (A)	18,020	318
Lattice Semiconductor *	6,100	27
Limelight Networks *	50,400	97
Littelfuse	6,150	481
LogMeIn *	14,340	445
Manhattan Associates	6,680	638
MAXIMUS	14,886	670
Maxwell Technologies *	9,900	90
Mentor Graphics	40,943	957
Methode Electronics	2,700	76
Micrel	4,400	40
Model N * (A)	19,253	191
Monotype Imaging Holdings	5,900	169
Move	21,800	370
MTS Systems, Cl A	800	51
Netscout Systems *	900	23
NQ Mobile ADR * (A)	19,956	435
OpenTable * (A)	3,316	232
OSI Systems *	16,533	1,231
Palo Alto Networks	8,810	404
Pandora Media (A)	24,590	618
Photronics *	66,344	520
Plantronics	4,300	198
Plexus *	14,542	541
Power Integrations	10,714	580
PRGX Global *	62,100	389
Progress Software	15,152	392

		Market Value
Description	Shares	($ Thousands)
Proofpoint *	1,300	$42
PROS Holdings *	2,400	82
PTC *	59,265	1,685
QLIK Technologies	7,600	260
QLogic	9,800	107
Quantum * (A)	29,400	41
Rally Software Development *	17,312	519
RDA Microelectronics ADR *	13,100	200
Responsys	50,109	827
Rosetta Stone *	4,100	67
Ruckus Wireless	27,296	459
Saba Software	49,600	501
Sanmina *	39,438	690
Sapient *	1,200	19
Silicon Graphics International *	11,445	186
Silicon Image *	33,100	177
Silicon Laboratories	6,540	279
Sonus Networks	135,063	457
Spansion, Cl A *	9,200	93
Splunk	9,457	568
SPS Commerce	11,673	781
SS&C Technologies Holdings *	18,533	706
Stamps.com *	7,455	342
Sykes Enterprises *	6,400	115
Synaptics	14,280	632
SYNNEX *	6,921	425
Tableau Software, Cl A *	6,113	436
TeleTech Holdings	2,700	68
Tellabs, Cl A	87,400	198
Teradyne (A)	50,815	839
Textura *	13,463	580
Tivo *	7,400	92
Travelzoo	700	19
Tremor Video *	54,608	504
TriQuint Semiconductor (A)	44,220	360
Trulia (A)	28,084	1,321
Tyler Technologies	2,400	210
Ubiquiti Networks	1,200	40
Ultimate Software Group *	8,754	1,290
Ultra Clean Holdings	31,771	220
Ultratech *	21,500	651
Unisys	5,500	139
United Online	51,800	413
Valueclick	6,000	125
Veeco Instruments (A)	12,816	477
Verint Systems *	8,780	325
Virtusa	2,100	61
Vishay Intertechnology (A)	35,115	453
Vocus *	7,815	73
Volterra Semiconductor	5,300	122
WEX	10,055	882
Yelp, Cl A	12,222	809

		74,159

Materials — 3.1%
AEP Industries, Ser 2012-11A *	500	37
Alpha Natural Resources * (A)	22,100	132
AM Castle *	6,300	101
Boise	21,200	267
Century Aluminum	13,315	107
Chemtura *	19,615	451
Ferro	19,100	174

7	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Schedule of Investments

Small Cap Fund

September 30, 2013

		Market Value
Description	Shares	($ Thousands)
Flotek Industries *	11,430	$263
FutureFuel	5,700	102
Glatfelter	1,700	46
Globe Specialty Metals	21,600	333
GSE Holding (A)	47,400	99
H.B. Fuller	30,383	1,373
Haynes International	1,800	82
Headwaters, Cl A *	6,100	55
Innospec	7,800	364
Kaiser Aluminum	8,523	607
KapStone Paper and Packaging	12,698	543
Koppers Holdings	1,500	64
LSB Industries *	15,100	506
Materion	2,100	67
Minerals Technologies	19,647	970
Noranda Aluminum Holding	32,600	80
PolyOne	84,478	2,594
Quaker Chemical	7,971	582
RTI International Metals (A)	22,623	725
Schulman A	8,100	239
Sensient Technologies	12,480	598
Shutterstock, Inc.	1,884	137
Silgan Holdings	8,504	400
SunCoke Energy *	1,500	26
Worthington Industries	19,390	668

		12,792

Telecommunication Services — 0.2%
8x8 Inc. *	3,200	32
Boingo Wireless * (A)	38,540	270
IDT, Cl B	4,900	87
magicJack VocalTec *	5,700	73
NTELOS Holdings	3,300	62
Premiere Global Services *	4,000	40
RingCentral, Cl A *	6,470	117
Vonage Holdings	30,200	95

		776

Utilities — 1.8%
ALLETE	15,645	756
American States Water	8,600	237
Cadiz * (A)	40,300	206
Cleco	9,475	425
El Paso Electric, Cl A	12,947	433
Empire District Electric	11,100	240
NorthWestern	15,370	690
Otter Tail	4,600	127
Piedmont Natural Gas (A)	11,000	362
PNM Resources	40,439	915
Portland General Electric	4,900	138
South Jersey Industries, Cl A	7,280	426
Southwest Gas	8,829	441
UIL Holdings (A)	28,005	1,041
Vectren	11,891	397
WGL Holdings	10,226	437

		7,271

Total Common Stock (Cost $296,010) ($ Thousands)		385,763

EXCHANGE TRADED FUNDS — 1.0%
iShares Russell 2000 Growth Index Fund (A)	13,560	1,706

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
iShares Russell 2000 Value Index Fund (A)	24,700	$2,264

Total Exchange Traded Funds (Cost $3,758) ($ Thousands)		3,970

	Number of
	Warrants
WARRANTS — 0.0%
Magnum Hunter Resources Expires 08/29/14 *	12,911	—

Total Warrants (Cost $—) ($Thousands)		—

	Number of
	Rights
RIGHTS — 0.0%
Allos Therapeutics	45,500	—

Total Rights (Cost $—) ($Thousands)		—

AFFILIATED PARTNERSHIP — 17.2%
SEI Liquidity Fund, L.P. 0.100%**†† (D)	70,638,797	70,639

Total Affiliated Partnership (Cost $70,639) ($ Thousands)		70,639

CASH EQUIVALENT — 5.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**††	22,089,403	22,089

Total Cash Equivalent (Cost $22,089) ($ Thousands)		22,089

U.S. TREASURY OBLIGATIONS (E) (F) — 0.2%
U.S. Treasury Bills
0.040%, 01/09/14	$766	766
0.075%, 02/06/14	208	208

Total U.S. Treasury Obligations (Cost $974) ($ Thousands)		974

Total Investments — 117.7% (Cost $393,470) ($ Thousands)		$483,435

A list of the open futures contracts held by the Fund at September 30, 2013, is as follows:

			Unrealized
Type of	Number Of	Expiration	Appreciation
Contract	Contracts	Date	($ Thousands)
Russell 2000 Index E-MINI	132	Dec-2013	$225

For the year ended September 30, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $410,780 ($Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of September 30, 2013.
†	Real Estate Investment Trust.
††	Investment in Affiliated Security.

8	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Schedule of Investments

Small Cap Fund

September 30, 2013

(A)	This Security or a partial position of this security is on loan at September 30, 2013. The total market value of securities on loan at September 30, 2013 was $68,514 ($ Thousands).
(B)	Securities considered illiquid and restricted. The total market value of such securities as of September 30, 2013 was $5 ($Thousands) and represented 0.00% of Net Assets.
(C)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of September 30, 2013 was $5 ($ Thousands) and represented 0.00% of Net Assets.
(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of September 30, 2013 was $70,639 ($ Thousands).
(E)	Security, or portion thereof, has been pledged as collateral on open futures contracts.
(F)	The rate reported is the effective yield at the time of purchase.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

PIPE — Private Investment in Public Entity

The following is a list of the level of inputs used as of September 30, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$385,758	$—	$5	$385,763
Exchange Traded Funds	3,970	—	—	3,970
Right	—	—	—	—
Warrant	—	—	—	—
U.S. Treasury Obligations	—	974	—	974
Affiliated Partnership	—	70,639	—	70,639
Cash Equivalent	22,089	—	—	22,089

Total Investments in Securities	$411,817	$71,613	$5	$483,435

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$225	$—	$—	$225

Total Other Financial Instruments	$225	$—	$—	$225

*	Futures contracts are valued at the unrealized appreciation on the instrument.
(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets.

For the year ended September 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended September 30, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or has been rounded to $0.

9	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Schedule of Investments

Small Cap Value Fund

September 30, 2013

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK — 93.7% ‡
Consumer Discretionary — 8.7%
Aeropostale *	23,700	$223
AFC Enterprises, Ser 2011-9A *	5,540	241
American Eagle Outfitters	32,607	456
ANN	16,116	584
Arctic Cat	8,353	477
Big 5 Sporting Goods	14,100	227
Big Lots *	36,479	1,353
Bravo Brio Restaurant Group	17,200	260
Callaway Golf (A)	44,402	316
Cato, Cl A	12,400	347
CEC Entertainment	14,600	669
Childrens Place Retail Stores *	8,260	478
Columbia Sportswear (A)	3,038	183
Core-Mark Holding, Cl A	4,773	317
CSS Industries	24,100	579
CST Brands (A)	6,500	194
Dana Holding	48,160	1,100
Destination XL Group *	67,200	435
DreamWorks Animation SKG, Cl A (A)	49,600	1,412
Ethan Allen Interiors (A)	11,672	325
Express *	15,054	355
Genesco *	6,665	437
Ignite Restaurant Group *	10,100	157
JAKKS Pacific (A)	24,100	108
Jones Group	12,800	192
JOS A Bank Clothiers * (A)	16,700	734
Journal Communications, Cl A	74,900	640
K12 *	12,100	374
Krispy Kreme Doughnuts	34,021	658
Libbey	65,200	1,550
Life Time Fitness * (A)	11,235	578
Matthews International, Cl A (A)	42,506	1,618
MDC Partners, Cl A	47,500	1,329
Men’s Wearhouse	25,884	881
Meredith	20,080	956
Meritage Homes	3,040	131
Movado Group	7,030	308
NACCO Industries, Cl A	6,900	382
Outerwall * (A)	24,700	1,235
Oxford Industries, Cl A (A)	10,375	705
Pep Boys-Manny Moe & Jack	29,025	362
Pier 1 Imports	32,130	627
Pool	5,460	306
Regis (A)	42,493	624
Remy International, Inc. *	9,700	196
Rent-A-Center (A)	56,200	2,141
Scholastic, Cl B	22,200	636
Scientific Games, Cl A	18,656	302
Select Comfort *	11,629	283
Skechers U.S.A., Cl A *	18,600	579
Smith & Wesson Holding * (A)	22,700	250
Stage Stores (A)	21,300	409
Standard Motor Products	17,300	557
Steven Madden	4,480	241
Tenneco *	6,180	312
Universal Electronics	11,600	418
Vail Resorts	9,350	649
Valassis Communications (A)	15,400	445

		Market Value
Description	Shares	($ Thousands)
Vera Bradley (A)	24,206	$498
WMS Industries	43,200	1,121

		34,460

Consumer Staples — 2.8%
Casey’s General Stores	4,448	327
Central Garden and Pet, Cl A *	12,983	89
Chiquita Brands International	59,100	748
Cott	43,800	337
Darling International *	73,144	1,548
Dole Food	25,300	344
Fresh Del Monte Produce	19,500	579
Ingles Markets, Cl A	28,600	822
Ingredion	5,213	345
J&J Snack Foods	5,595	452
Nash Finch	10,700	283
Pantry	21,052	233
Prestige Brands Holdings, Cl A *	13,964	421
Roundy’s	20,700	178
Snyders-Lance	17,836	514
Spartan Stores	42,755	943
Susser Holdings	3,806	202
TreeHouse Foods	5,525	369
Universal (A)	27,900	1,421
USANA Health Sciences	6,400	555
Weis Markets	4,700	230

		10,940

Energy — 6.8%
Alon USA Energy (A)	34,200	349
Approach Resources, Cl A (A)	66,100	1,737
Bill Barrett (A)	22,300	560
Bonanza Creek Energy	7,465	360
C&J Energy Services *	17,200	345
Cloud Peak Energy	64,100	940
Comstock Resources	54,400	866
Delek US Holdings	16,600	350
EPL Oil & Gas *	18,600	690
Era Group *	7,721	210
Exterran Holdings	11,515	318
Forum Energy Technologies * (A)	8,710	235
Goodrich Petroleum	12,303	299
Gulfmark Offshore, Cl A (A)	40,982	2,086
Gulfport Energy *	7,136	459
Halcon Resources, Cl A * (A)	35,970	159
Helix Energy Solutions Group *	33,120	840
Key Energy Services	144,761	1,055
McDermott International *	40,479	301
Newfield Exploration	12,200	334
Newpark Resources, Cl A * (A)	49,000	620
Nuverra Environmental Solutions * (A)	358,000	820
Oasis Petroleum	14,767	726
Parker Drilling *	195,300	1,113
REX American Resources *	9,900	304
Rosetta Resources *	12,655	689
Scorpio Tankers (A)	164,600	1,607
SEACOR Holdings, Cl A	4,400	398
StealthGas	74,900	685
Superior Energy Services	15,900	398
Swift Energy, Cl A (A)	22,401	256
Tesco *	11,900	197
TETRA Technologies *	42,835	537

1	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Schedule of Investments

Small Cap Value Fund

September 30, 2013

		Market Value
Description	Shares	($ Thousands)
TGC Industries	26,435	$209
Tidewater, Cl A	19,600	1,162
Triangle Petroleum *	37,500	368
Unit	22,100	1,027
USEC * (A)	5,392	57
W&T Offshore (A)	50,400	893
Western Refining (A)	21,900	658
World Fuel Services (A)	46,855	1,748

		26,965

Financials — 33.9%
1st Source	28,100	756
Acadia Realty Trust †	20,000	494
Access National	3,100	44
Agree Realty †	8,280	250
Alexandria Real Estate Equities †	4,550	291
Allied World Assurance Holdings	5,300	527
American Assets Trust †	14,910	455
American Campus Communities †	13,235	452
American Capital Mortgage Investment †	27,600	545
American Equity Investment Life Holding (A)	86,600	1,838
American National Bankshares	1,850	43
Ameris Bancorp (A)	6,144	113
Amtrust Financial Services (A)	7,630	298
Anworth Mortgage Asset †	158,800	767
Apartment Investment & Management, Cl A †	24,515	685
Ashford Hospitality Trust †	46,300	571
Aspen Insurance Holdings	9,700	352
Associated Estates Realty † (A)	15,730	235
Astoria Financial	800	10
AvalonBay Communities † (A)	6,319	803
Bancfirst	2,300	124
Banco Latinoamericano de Exportaciones, Cl E	32,700	815
Bancorp	4,750	84
Bancorpsouth, Cl A (A)	86,800	1,731
Bank Mutual	12,400	78
Bank of Kentucky Financial	1,050	29
Bank of Marin Bancorp	1,950	81
Bank of the Ozarks (A)	14,965	718
BankFinancial	3,450	31
BankUnited	24,184	754
Banner	22,255	849
Bar Harbor Bankshares	550	20
BBCN Bancorp	32,390	446
Beneficial Mutual Bancorp	2,350	23
Berkshire Hills Bancorp	26,900	675
BioMed Realty Trust † (A)	26,650	495
BlackRock Kelso Capital (A)	52,500	498
BNC Bancorp	5,100	68
Boston Private Financial Holdings (A)	75,889	842
Boston Properties †	4,835	517
Brandywine Realty Trust †	71,540	943
Bridge Capital Holdings *	750	13
Bryn Mawr Bank (A)	2,750	74
C&F Financial	2,450	119
Camden National	13,550	554
Campus Crest Communities †	115,137	1,243

		Market Value
Description	Shares	($ Thousands)
Capital Bank Financial, Cl A *	11,720	$257
Capital City Bank Group (A)	2,250	26
Capitol Federal Financial	29,810	371
CapLease †	6,600	56
Capstead Mortgage †	27,400	323
Cardinal Financial	11,567	191
Cathay General Bancorp	19,500	456
CBL & Associates Properties †	29,986	573
Center Bancorp, Cl A	2,100	30
Centerstate Banks	4,800	46
Central Pacific Financial	78,650	1,392
Chemical Financial	5,700	159
Chemung Financial	300	10
Citizens & Northern	2,050	41
City Holding (A)	4,100	177
CNB Financial	1,500	26
CNO Financial Group	237,900	3,426
CoBiz Financial	52,550	508
Colonial Properties Trust †	16,338	367
Columbia Banking System (A)	14,450	357
CommonWealth †	18,100	397
Community Bank System (A)	7,950	271
Community Trust Bancorp	14,000	568
ConnectOne Bancorp *	500	18
Coresite Realty †	10,770	366
Customers Bancorp *	16,900	272
CVB Financial	13,150	178
CYS Investments † (A)	146,600	1,192
DDR † (A)	14,150	222
DiamondRock Hospitality †	35,370	377
Dime Community Bancshares	25,300	421
Douglas Emmett †	13,600	319
Duke Realty †	14,050	217
DuPont Fabros Technology † (A)	34,010	876
Dynex Capital †	49,200	432
Eagle Bancorp *	44,452	1,258
East West Bancorp	18,790	600
EastGroup Properties †	9,140	541
Education Realty Trust, Cl A †	85,216	775
Employers Holdings	55,611	1,654
Endurance Specialty Holdings	26,207	1,408
Enterprise Bancorp	1,200	23
Enterprise Financial Services	4,400	74
Equity One, Cl A † (A)	20,080	439
Equity Residential †	22,400	1,200
ESSA Bancorp	2,900	30
Essex Property Trust †	1,400	207
EverBank Financial, Cl A	2,700	40
Evercore Partners, Cl A	5,080	250
Extra Space Storage †	3,200	146
Ezcorp, Cl A *	11,400	192
Farmers Capital Bank *	3,000	66
FBR *	41,300	1,108
Federal Agricultural Mortgage, Cl C	7,400	247
Federal Realty Investment Trust †	1,600	162
Federated Investors, Cl B (A)	13,245	360
FelCor Lodging Trust †	65,400	403
Fidelity Southern	6,656	102
Financial Institutions	2,650	54
First Bancorp	4,700	68

2	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Schedule of Investments

Small Cap Value Fund

September 30, 2013

		Market Value
Description	Shares	($ Thousands)
First BanCorp Puerto Rico	34,200	$194
First Busey	12,900	67
First Community Bancshares (A)	25,445	416
First Defiance Financial	2,750	64
First Financial	3,200	101
First Financial Bancorp (A)	18,800	285
First Financial Holdings (A)	6,566	362
First Horizon National (A)	46,836	515
First Interstate Bancsystem, Cl A	9,400	227
First Merchants	25,500	442
First Midwest Bancorp	103,121	1,558
First NBC Bank Holding *	14,622	356
FirstMerit, Cl A	17,655	383
Flagstar Bancorp *	13,300	196
Flushing Financial	53,925	995
FNB (Pennsylvania)	24,650	299
Forest City Enterprises, Cl A *	21,905	415
Forestar Group *	11,725	252
Fulton Financial	57,780	675
FXCM, Cl A	34,225	676
General Growth Properties †	34,082	657
Geo Group †	34,200	1,137
Glacier Bancorp, Cl A (A)	29,185	721
Glimcher Realty Trust †	27,900	272
Government Properties Income Trust, Cl A †	15,200	364
Great American Group	41,600	6
Great Southern Bancorp	2,900	82
Hancock Holding, Cl A	39,043	1,225
Hanmi Financial	14,900	247
Hanover Insurance Group, Cl A	39,048	2,160
Hatteras Financial †	69,800	1,306
HCP †	22,962	940
Health Care †	11,400	711
Heartland Financial USA	2,650	74
Heritage Commerce	3,050	23
Heritage Financial	2,200	34
Heritage Oaks Bancorp	2,550	16
Highwoods Properties † (A)	24,415	862
Home Bancorp *	1,200	22
Home BancShares	11,700	355
Home Federal Bancorp	3,050	38
Home Loan Servicing Solutions	49,150	1,082
Horace Mann Educators, Cl A	48,591	1,379
Horizon Bancorp	2,675	62
Hospitality Properties Trust †	12,900	365
Host Hotels & Resorts †	37,306	659
Hudson Valley Holding	4,366	82
IBERIABANK	15,727	816
Infinity Property & Casualty	8,740	565
Inland Real Estate †	45,400	464
International Bancshares (A)	29,455	637
Intervest Bancshares *	5,950	47
Investors Bancorp, Cl A	18,293	400
Janus Capital Group (A)	68,300	581
Kennedy-Wilson Holdings	69,000	1,281
Kilroy Realty †	2,700	135
Kimco Realty †	15,850	320
Lakeland Bancorp	3,971	45
Lakeland Financial	5,500	180
LaSalle Hotel Properties †	13,800	394

		Market Value
Description	Shares	($ Thousands)
Lexington Realty Trust † (A)	120,941	$1,358
Macerich †	12,211	689
Mack-Cali Realty †	34,000	746
Maiden Holdings	115,600	1,365
MainSource Financial Group	56,700	861
MB Financial	15,000	424
Meadowbrook Insurance Group	260,700	1,694
Medical Properties Trust †	29,620	361
Mercantile Bank	1,600	35
Merchants Bancshares	600	17
Meta Financial Group	3,200	122
Metro Bancorp	2,900	61
MetroCorp Bancshares	850	12
MFA Financial †	128,421	957
MGIC Investment	7,950	58
Mid-America Apartment Communities † (A)	7,522	470
Middleburg Financial	1,650	32
MidWestOne Financial Group	1,400	36
Montpelier Re Holdings	23,800	620
NASB Financial *	500	14
National Bank Holdings, Cl A	650	13
National Bankshares, Cl A	750	27
National Penn Bancshares	41,475	417
NBT Bancorp	200	5
Nelnet, Cl A	47,400	1,823
NewBridge Bancorp *	200	1
Northfield Bancorp	71,987	874
Northrim BanCorp	1,800	43
Northwest Bancshares	20,425	270
OceanFirst Financial	31,900	539
Ocwen Financial *	19,600	1,093
OFG Bancorp (A)	51,297	830
Old National Bancorp, Cl A	112,314	1,595
OmniAmerican Bancorp, Cl A *	15,200	372
Pacific Mercantile Bancorp *	1,550	10
Pacific Premier Bancorp *	6,550	88
PacWest Bancorp (A)	37,006	1,272
Palmetto Bancshares *	500	6
Peapack Gladstone Financial	1,500	28
Pebblebrook Hotel Trust †	21,229	610
Pennsylvania †	20,800	389
PennyMac Financial Services, Cl A *	1,950	37
PennyMac Mortgage Investment Trust †	23,500	533
Peoples Bancorp	2,650	55
PHH *	21,700	515
PICO Holdings *	28,900	626
Pinnacle Financial Partners	6,900	206
Platinum Underwriters Holdings	39,666	2,369
Popular	24,200	635
Post Properties †	6,815	307
Preferred Bank	2,750	49
Primerica	7,800	315
PrivateBancorp, Cl A	17,650	378
ProAssurance	13,536	610
ProLogis †	33,244	1,251
Prosperity Bancshares (A)	16,830	1,041
Protective Life	14,200	604
Provident Financial Holdings	5,950	99
Provident Financial Services	18,300	297

3	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Schedule of Investments

Small Cap Value Fund

September 30, 2013

		Market Value
Description	Shares	($ Thousands)
Public Storage †	5,857	$940
Radian Group (A)	49,490	689
RAIT Financial Trust †	9,799	69
Regency Centers †	5,881	284
Reinsurance Group of America, Cl A	6,750	452
Renasant	7,500	204
Republic Bancorp, Cl A (A)	27,505	758
RLJ Lodging Trust †	14,750	347
S&T Bancorp (A)	8,300	201
Safeguard Scientifics *	32,757	514
Sandy Spring Bancorp	3,650	85
Selective Insurance Group	22,165	543
Sierra Bancorp	2,300	36
Simon Property Group †	13,344	1,978
SL Green Realty † (A)	3,392	301
Southside Bancshares (A)	13,440	360
Southwest Bancorp *	5,400	80
StanCorp Financial Group (A)	7,800	429
Starwood Property Trust †	27,000	647
State Bank Financial	9,200	146
Sterling Financial	2,450	70
Suffolk Bancorp *	3,200	57
Sun Communities †	7,760	331
Sunstone Hotel Investors †	23,500	299
Susquehanna Bancshares	128,740	1,616
SY Bancorp, Cl A	2,600	74
Symetra Financial	33,900	604
Taubman Centers †	2,450	165
TCF Financial (A)	32,255	461
Territorial Bancorp	2,300	51
Texas Capital Bancshares *	9,183	422
THL Credit	28,500	445
Tompkins Financial	3,650	169
TowneBank	3,450	50
Tree.com	900	24
Trico Bancshares	5,300	121
Trustmark	11,700	300
Two Harbors Investment †	41,900	407
UDR †	21,400	507
UMB Financial	2,550	139
Umpqua Holdings (A)	43,226	701
Union First Market Bankshares (A)	30,795	720
United Bankshares (A)	2,600	75
United Community Banks	70,550	1,058
United Community Financial *	3,750	15
Univest Corp of Pennsylvania	2,800	53
Validus Holdings	25,300	935
Ventas †	11,019	678
ViewPoint Financial Group	33,500	692
Virginia Commerce Bancorp	2,150	33
Vornado Realty Trust †	7,900	664
Washington Banking	3,600	51
Washington Trust Bancorp	2,850	90
Waterstone Financial	2,900	29
Webster Financial	28,990	740
Weingarten Realty Investors † (A)	5,800	170
WesBanco	8,250	245
West Bancorporation	2,200	30
Westamerica Bancorporation	1,100	55
Western Alliance Bancorp	66,925	1,267

		Market Value
Description	Shares	($ Thousands)
Wilshire Bancorp	57,450	$470
Winthrop Realty Trust †	56,900	634
Wintrust Financial (A)	9,450	388
World Acceptance	3,089	278
WSFS Financial	27,610	1,664
Yadkin Financial *	4,500	78

		134,254

Health Care — 4.8%
Accuray * (A)	269,000	1,988
Akorn * (A)	14,580	287
Alere *	35,800	1,094
Amsurg	20,880	829
Analogic	3,290	272
Bio-Reference Labs (A)	6,300	188
Cambrex	6,300	83
Charles River Laboratories International *	16,564	767
Conmed	27,100	921
Cross Country Healthcare *	33,800	205
Five Star Quality Care *	25,900	134
Greatbatch	36,410	1,239
HealthSouth	23,922	825
Hill-Rom Holdings	8,100	290
Hi-Tech Pharmacal	7,400	319
ICON *	8,776	359
Invacare	23,400	404
Kindred Healthcare	38,800	521
Landauer	7,100	364
Magellan Health Services *	12,550	752
Masimo	11,310	301
Medical Action Industries *	35,800	238
MEDNAX (A)	8,795	883
Merit Medical Systems *	32,600	395
Natus Medical *	33,000	468
Orthofix International	8,800	184
Owens & Minor (A)	10,400	360
PDL BioPharma (A)	48,900	390
PerkinElmer	14,088	532
PharMerica	35,300	468
Questcor Pharmaceuticals (A)	12,600	731
Sciclone Pharmaceuticals *	42,500	215
Select Medical Holdings	48,950	395
Skilled Healthcare Group, Cl A *	64,200	280
Symmetry Medical *	94,800	774
Team Health Holdings	7,980	303
Teleflex	3,973	327

		19,085

Industrials — 17.4%
AAR	14,000	383
ACCO Brands * (A)	76,600	509
Actuant, Cl A (A)	33,354	1,295
Aegean Marine Petroleum Network	38,800	460
Air Transport Services Group *	118,200	885
Aircastle	56,200	978
Alamo Group	8,928	437
Alaska Air Group	8,900	557
Alliant Techsystems	11,900	1,161
American Railcar Industries (A)	9,800	384
Ampco-Pittsburgh	21,328	382
Astec Industries	15,400	554

4	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Schedule of Investments

Small Cap Value Fund

September 30, 2013

		Market Value
Description	Shares	($ Thousands)
Atlas Air Worldwide Holdings *	17,200	$793
AuRico Gold	73,500	280
AZZ	5,815	243
Barnes Group	10,305	360
Beacon Roofing Supply (A)	6,730	248
Belden	22,464	1,439
Brink’s	48,200	1,364
CDI	1,646	25
Celadon Group	14,292	267
Chart Industries *	1,920	236
CIRCOR International	14,510	902
Clean Harbors *	10,866	638
Comfort Systems USA	21,900	368
Consolidated Graphics *	11,500	645
Con-way	6,600	284
CRA International *	15,100	281
Cubic	12,700	682
Curtiss-Wright	51,376	2,412
Deluxe (A)	15,700	654
EMCOR Group	66,188	2,590
Encore Wire	11,600	457
EnerSys	4,000	243
EnPro Industries (A)	5,091	306
Esterline Technologies *	4,270	341
Flow International	89,700	358
FTI Consulting (A)	76,383	2,887
G&K Services	24,064	1,453
Generac Holdings	12,045	514
General Cable	10,699	340
Global Brass & Copper Holdings *	18,000	316
Global Power Equipment Group	33,000	664
GrafTech International (A)	66,200	559
Granite Construction	19,000	581
Great Lakes Dredge & Dock	159,800	1,186
H&E Equipment Services	9,740	259
Hawaiian Holdings (A)	65,800	489
Hyster-Yale Materials Handling	11,000	986
ICF International, Cl A	17,400	616
Interface, Cl A	38,169	757
JetBlue Airways * (A)	193,200	1,287
John Bean Technologies, Cl A	11,600	289
Kadant	34,235	1,150
Kaman, Cl A	12,400	469
KAR Auction Services	39,141	1,104
Kaydon	38,960	1,384
Kelly Services, Cl A	13,700	267
LB Foster, Cl A	5,700	261
Manitowoc	12,110	237
MasTec (A)	10,920	331
Miller Industries	7,700	131
Moog, Cl A *	12,929	758
MRC Global *	17,200	461
Mueller Industries	3,370	188
MYR Group *	39,200	953
Navigant Consulting *	8,600	133
NN, Cl A	26,300	409
Northwest Pipe *	13,700	451
On Assignment	9,470	312
Orbital Sciences *	48,660	1,031
Orion Marine Group (A)	108,773	1,132
Pitney Bowes (A)	11,400	207
Quad (A)	20,500	623

		Market Value
Description	Shares	($ Thousands)
Quanex Building Products (A)	9,548	$180
Rand Logistics *	32,000	156
Regal-Beloit	7,435	505
Republic Airways Holdings * (A)	21,500	256
Ryder System	33,310	1,989
Safe Bulkers (A)	31,000	211
Saia	19,350	603
Simpson Manufacturing (A)	16,780	546
Skywest	40,400	587
Spirit Airlines	6,000	206
Steelcase, Cl A	40,900	680
TAL International Group (A)	23,700	1,108
Team *	9,232	367
Teledyne Technologies *	4,301	365
Terex	9,394	316
Tetra Tech *	58,485	1,514
Textainer Group Holdings (A)	4,600	174
Titan Machinery * (A)	53,200	855
TMS International, Cl A	45,700	797
Towers Watson, Cl A	12,151	1,300
Trimas	12,161	453
Triumph Group	9,196	646
TrueBlue *	20,000	480
Tutor Perini	90,300	1,925
United Stationers	6,500	283
VSE	13,900	653
Wabash National (A)	38,000	443
Watsco	2,540	239
Watts Water Technologies, Cl A (A)	7,303	412
WESCO International (A)	3,992	306
Woodward	22,994	939

		69,070

Information Technology — 11.7%
ACI Worldwide *	5,710	309
Acxiom *	23,305	662
Adtran (A)	93,898	2,502
Advanced Energy Industries *	19,300	338
Amkor Technology (A)	99,500	427
Arrow Electronics, Cl A *	24,100	1,170
Atmel	62,090	462
Benchmark Electronics	53,400	1,222
Black Box	12,300	377
Blucora (A)	11,300	260
BroadSoft	6,710	242
CACI International, Cl A (A)	16,589	1,146
Cadence Design Systems (A)	43,140	582
Cardtronics	7,860	292
CIBER	240,900	795
Cognex	8,630	271
Coherent	5,361	330
Computer Task Group	33,900	548
Comtech Telecommunications	12,510	304
Convergys	24,792	465
CSG Systems International	34,100	854
Diebold	36,691	1,077
Digi International	94,500	946
Diodes	12,700	311
EarthLink	217,210	1,075
Electronics for Imaging	8,020	254

5	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Schedule of Investments

Small Cap Value Fund

September 30, 2013

		Market Value
Description	Shares	($ Thousands)
Emulex	36,013	$280
Entegris *	56,440	573
EPAM Systems *	9,550	330
Exar *	98,800	1,325
ExlService Holdings	8,987	256
Fairchild Semiconductor International	52,718	732
FARO Technologies *	5,500	232
Genpact	24,225	457
GT Advanced Technologies * (A)	61,400	523
Imation	30,500	125
Inphi	27,439	369
Insight Enterprises *	27,600	522
Integrated Device Technology *	40,181	378
IntraLinks Holdings, Cl A	36,255	319
InvenSense, Cl A * (A)	16,110	284
Itron *	6,400	274
Ixia	23,161	363
Lexmark International, Cl A (A)	14,800	488
Liquidity Services * (A)	8,594	288
Manhattan Associates	2,570	245
Mentor Graphics	29,580	691
MicroStrategy, Cl A *	9,900	1,027
MKS Instruments	35,509	944
Multi-Fineline Electronix	16,100	261
Nanometrics	32,300	521
OSI Systems *	4,110	306
Park Electrochemical	19,300	553
Photronics *	86,000	673
Plantronics	8,500	391
PRGX Global *	120,500	754
Progress Software	45,650	1,181
PTC *	39,722	1,129
Pulse Electronics * (A)	3,630	14
QLogic	69,900	765
RDA Microelectronics ADR *	25,500	390
RF Micro Devices, Cl A	109,722	619
Rudolph Technologies	38,300	437
Saba Software	102,700	1,037
Silicon Laboratories	5,840	249
Sykes Enterprises * (A)	61,394	1,100
Synaptics	8,800	390
SYNNEX *	10,600	651
Tech Data	33,600	1,677
TeleCommunication Systems, Cl A	102,300	252
TeleTech Holdings	12,100	304
Tessco Technologies	12,000	404
Ultra Clean Holdings	36,236	250
Ultratech *	83,500	2,530
United Online (A)	88,200	704
Verint Systems *	7,840	291
Zebra Technologies, Cl A	9,586	436

		46,515

Materials — 4.4%
Allegheny Technologies	11,762	359
American Vanguard, Cl B	10,400	280
Boise	66,700	840
Cabot	7,500	320
Cytec Industries	3,985	324
Flotek Industries *	10,210	235

		Market Value
Description	Shares	($ Thousands)
Glatfelter	21,200	$574
Globe Specialty Metals	42,100	649
Greif, Cl A	8,352	410
GSE Holding	96,800	201
H.B. Fuller	49,550	2,239
Innophos Holdings	9,160	484
Innospec	7,300	341
Intrepid Potash (A)	27,300	428
LSB Industries *	29,200	979
Minerals Technologies	22,455	1,109
Neenah Paper, Cl A	17,900	704
Olin (A)	28,800	664
Owens-Illinois	14,152	425
PolyOne	34,575	1,062
RTI International Metals (A)	26,820	859
Schnitzer Steel Industries, Cl A	34,300	945
Schweitzer-Mauduit International	8,200	496
Scotts Miracle-Gro, Cl A (A)	6,493	357
Sensient Technologies	26,477	1,268
Silgan Holdings	16,837	791

		17,343

Telecommunication Services — 0.6%
Atlantic Telegraph-Network	12,600	657
Inteliquent	34,300	331
Iridium Communications (A)	55,300	380
USA Mobility	28,700	407
Vonage Holdings	134,300	422

		2,197

Utilities — 2.6%
ALLETE	16,185	782
Avista	29,900	789
Cadiz * (A)	78,200	400
Cleco	18,723	839
Empire District Electric	21,600	468
Great Plains Energy	39,774	883
Idacorp, Cl A	9,131	442
NorthWestern	12,800	575
Piedmont Natural Gas (A)	21,500	707
PNM Resources	21,895	496
Portland General Electric	62,801	1,773
Southwest Gas	10,070	503
UIL Holdings (A)	35,350	1,314
WGL Holdings	11,660	498

		10,469

Total Common Stock (Cost $318,611) ($ Thousands)		371,298

EXCHANGE TRADED FUNDS — 1.3%
iShares Russell 2000 Index Fund	10,790	1,150
iShares Russell 2000 Value Index Fund (A)	44,900	4,115

		5,265

Total Exchange Traded Funds (Cost $4,935) ($ Thousands)		5,265

6	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Schedule of Investments

Small Cap Value Fund

September 30, 2013

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
	Number of
	Warrants
WARRANTS — 0.0%
Magnum Hunter Resources Expires 08/29/14 *(B)	12,327	$—

Total Warrants (Cost $—) ($Thousands)		—

AFFILIATED PARTNERSHIP — 16.7%
SEI Liquidity Fund, L.P. 0.120%** ††(B)	66,092,083	66,092

Total Affiliated Partnership (Cost $66,092) ($ Thousands)		66,092

CASH EQUIVALENT — 5.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.010%** ††	20,733,946	20,734

Total Cash Equivalent (Cost $20,734) ($ Thousands)		20,734

U.S. TREASURY OBLIGATIONS (C) (D) — 0.2%
U.S. Treasury Bills
0.040%, 01/09/14	$732	732

Total U.S. Treasury Obligations (Cost $732) ($ Thousands)		732

Total Investments — 117.1% (Cost $411,104) ($ Thousands)		$464,121

A list of the open futures contracts held by the Fund at September 30, 2013, is as follows:

	Number of		Unrealized
Type of	Contracts	Expiration	Appreciation
Contract	Long	Date	($ Thousands)
Russell 2000 Index E-MINI	85	Dec-2013	$116

For the year ended September 30, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $396,421 ($Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of September 30, 2013.
†	Real Estate Investment Trust.
††	Investment in Affiliated Security.
‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
(A)	This security or a partial position of this security is on loan at September 30, 2013. The total market value of securities on loan at September 30, 2013 was $66,110 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of September 30, 2013 was $66,092 ($ Thousands).
(C)	Security, or portion thereof has been pledged as collateral on open futures contracts.
(D)	The rate reported is the effective yield at the time of purchase.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

The following is a list of the level of inputs used as of September 30, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$371,298	$—	$—	$371,298
Exchange Traded Funds	5,265	—	—	5,265
Warrant	—	—	—	—
U.S. Treasury Obligations	—	732	—	732
Affiliated Partnership	—	66,092	—	66,092
Cash Equivalent	20,734	—	—	20,734

Total Investments in Securities	$397,297	$66,824	$—	$464,121

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$116	$—	$—	$116

Total Other Financial Instruments	$116	$—	$—	$116

*	Futures contracts are value at the unrealized appreciation on the instrument.

For the year ended September 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended September 30, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0

7	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Schedule of Investments

Small Cap Growth Fund

September 30, 2013

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK — 95.7%
Consumer Discretionary — 15.5%
AFC Enterprises, Ser 2011-9A *	6,200	$270
America’s Car-Mart *	2,000	90
ANN	6,400	232
Arctic Cat	23,935	1,366
Ascent Capital Group, Cl A	6,265	505
Beazer Homes USA, Cl A * (A)	18,540	334
Belo, Cl A	16,300	223
Big 5 Sporting Goods	47,400	762
Biglari Holdings *	1,101	454
BJ’s Restaurants (A)	4,937	142
Blue Nile *	15,067	617
Body Central	11,566	70
Bravo Brio Restaurant Group	16,600	251
Bright Horizons Family Solutions *	24,626	882
Brown Shoe	25,900	608
Brunswick	26,137	1,043
Cabela’s	14,700	926
Capella Education	24,342	1,377
Carmike Cinemas *	4,600	102
Carriage Services	15,800	307
Carter’s (A)	23,615	1,792
Cato, Cl A	12,106	339
Conn’s * (A)	29,802	1,491
Cooper Tire & Rubber	900	28
Core-Mark Holding, Cl A	13,100	870
Cracker Barrel Old Country Store	4,600	475
CROCS	2,200	30
Denny’s, Cl A	91,800	562
Destination Maternity	8,100	258
Diamond Resorts International *	12,460	234
Dick’s Sporting Goods	9,225	492
DineEquity	700	48
Dorman Products (A)	5,951	295
Drew Industries	2,900	132
Entravision Communications, Cl A	64,600	381
Express *	20,900	493
Fiesta Restaurant Group *	1,100	41
Five Below (A)	36,831	1,611
Francesca’s Holdings *	37,588	701
GameStop, Cl A	6,980	347
G-III Apparel Group *	4,300	235
Gordmans Stores	30,005	338
Grand Canyon Education *	15,462	623
Haverty Furniture	11,300	277
Hibbett Sports * (A)	36,018	2,022
HomeAway * (A)	58,592	1,641
Hovnanian Enterprises, Cl A * (A)	16,100	84
HSN, Cl A	2,400	129
Imax * (A)	12,675	383
Jack in the Box	16,046	642
Krispy Kreme Doughnuts	5,600	108
La-Z-Boy, Cl Z	34,446	782
Life Time Fitness *	10,980	565
LKQ *	29,494	940
Loral Space & Communications	7,500	508
Lumber Liquidators Holdings * (A)	18,768	2,002

		Market Value
Description	Shares	($ Thousands)
MDC Partners, Cl A	5,600	$157
Meritage Homes	1,000	43
Monro Muffler (A)	17,073	794
Movado Group	11,300	494
Multimedia Games Holding *	14,400	498
National CineMedia	93,230	1,758
Nutrisystem (A)	30,000	431
Orbitz Worldwide *	81,600	786
Overstock.com *	1,600	47
Papa John’s International, Cl A	12,800	895
Penske Auto Group, Cl A	9,780	418
PetMed Express (A)	50,600	824
Pier 1 Imports	12,900	252
Pinnacle Entertainment *	3,000	75
Pool	14,000	786
Quiksilver *	48,534	341
ReachLocal (A)	66,180	788
Red Robin Gourmet Burgers	13,582	966
Restoration Hardware Holdings *	14,159	897
Ruth’s Chris Steak House	33,500	397
Scientific Games, Cl A	39,803	644
Shutterfly	25,702	1,436
Sinclair Broadcast Group, Cl A	3,400	114
Six Flags Entertainment	9,036	305
Skechers U.S.A., Cl A *	17,830	555
Smith & Wesson Holding * (A)	25,000	275
SodaStream International (A)	14,416	900
Sonic *	2,700	48
Sotheby’s	11,305	555
Standard Motor Products	17,300	556
Steiner Leisure	3,800	222
Steven Madden	900	48
Stoneridge *	20,400	220
Sturm Ruger (A)	900	56
TAL Education Group ADR	14,222	206
Tenneco *	11,400	576
Texas Roadhouse, Cl A	12,200	321
TRI Pointe Homes * (A)	22,335	328
Vitamin Shoppe	3,862	169
Wet Seal, Cl A	46,500	183
Winnebago Industries	9,400	244
Wolverine World Wide (A)	48,147	2,804
Zumiez (A)	8,846	244

		55,116

Consumer Staples — 3.3%
Annie’s * (A)	18,959	931
Casey’s General Stores	17,355	1,276
Chefs’ Warehouse Holdings *	26,581	614
Darling International *	2,500	53
Fairway Group Holdings, Cl A * (A)	7,640	195
Fresh Market *	6,803	322
J&J Snack Foods	5,300	428
Lancaster Colony	8,103	634
Medifast (A)	23,067	620
Pilgrim’s Pride	88,100	1,479
Prestige Brands Holdings, Cl A *	40,075	1,207
Rite Aid *	290,500	1,383
Sanderson Farms (A)	9,500	620
Snyders-Lance	10,661	308
Sprouts Farmers Market *	2,355	104

SEI Institutional Managed Trust / Annual Report / September 30, 2013	1

Schedule of Investments

Small Cap Growth Fund

September 30, 2013

		Market Value
Description	Shares	($ Thousands)
SUPERVALU	30,200	$249
USANA Health Sciences	8,500	738
WhiteWave Foods, Cl A (A)	26,444	528

		11,689

Energy — 4.7%
Berry Petroleum, Cl A	4,700	203
Bonanza Creek Energy	3,200	154
Delek US Holdings	24,382	514
Dresser-Rand Group *	23,847	1,488
Dril-Quip *	26,993	3,097
Emerald Oil *	34,168	246
Endeavour International * (A)	11,400	61
EPL Oil & Gas *	11,700	434
Forum Energy Technologies * (A)	30,977	837
Hornbeck Offshore Services *	3,105	178
Kodiak Oil & Gas	36,800	444
Laredo Petroleum Holdings * (A)	57,643	1,711
Matador Resources (A)	33,933	554
Matrix Service *	6,900	135
Mitcham Industries *	16,000	245
Newpark Resources, Cl A *	4,600	58
Oasis Petroleum (A)	34,585	1,699
Oceaneering International, Cl A	1,479	120
Oil States International *	4,519	468
Phillips 66 Partners * (A)	11,560	356
Pioneer Energy Services *	25,112	189
Quicksilver Resources * (A)	30,500	60
Renewable Energy Group *	20,800	315
Rosetta Resources *	13,964	760
Targa Resources	9,530	695
Triangle Petroleum *	21,100	207
Vaalco Energy	85,660	478
Western Refining (A)	14,300	430
Willbros Group	31,700	291
World Fuel Services (A)	8,002	299

		16,726

Financials — 6.7%
Affiliated Managers Group *	2,340	427
Alexander’s † (A)	400	114
Altisource Residential †	9,346	215
Amtrust Financial Services (A)	23,009	899
Argo Group International Holdings	10,700	459
Artisan Partners Asset Management, Cl A	5,180	271
Bank of the Ozarks (A)	11,461	550
Banner	6,967	266
City National	4,350	290
Cohen & Steers (A)	17,456	616
Credit Acceptance, Cl A	4,700	520
CubeSmart †	23,280	415
Douglas Emmett †	14,695	345
EastGroup Properties †	16,519	978
Employers Holdings	11,300	336
Financial Engines (A)	27,079	1,610
First Cash Financial Services *	1,028	59
First Financial Holdings	3,510	194
Glimcher Realty Trust †	62,910	613
HCI Group (A)	5,800	237
HFF, Cl A	13,600	341

		Market Value
Description	Shares	($ Thousands)
Highwoods Properties †	18,820	$665
IBERIABANK	12,590	653
Jones Lang LaSalle	6,564	573
LPL Financial Holdings	18,535	710
Maiden Holdings	33,600	397
MarketAxess Holdings	16,541	993
MGIC Investment	89,400	651
Montpelier Re Holdings	11,700	304
MSCI, Cl A *	17,915	721
National Health Investors †	4,600	262
Pebblebrook Hotel Trust †	8,247	237
PennantPark Investment	62,783	707
Portfolio Recovery Associates	6,400	384
Potlatch †	9,623	382
PS Business Parks †	4,400	328
Signature Bank NY, Cl B	15,394	1,409
Sovran Self Storage †	6,800	515
St. Joe * (A)	22,815	447
Stifel Financial * (A)	29,062	1,198
Sun Communities †	8,700	371
SVB Financial Group, Cl B	9,082	784
Titanium Asset Management PIPE (B) (F)	140,900	111
Value Creation (B) (F)	145,600	74
Virtus Investment Partners *	3,100	504
WisdomTree Investments	65,585	762

		23,897

Health Care — 19.1%
Acadia Healthcare, Cl A * (A)	63,512	2,504
ACADIA Pharmaceuticals * (A)	20,250	556
Acceleron Pharma *	12,975	289
Achillion Pharmaceuticals	47,489	143
Acorda Therapeutics	24,345	835
Addus HomeCare *	7,200	209
Aegerion Pharmaceuticals, Cl A (A)	12,802	1,097
Affymax * (A)	70,000	95
Akorn * (A)	45,444	894
Align Technology	26,760	1,288
Alnylam Pharmaceuticals *	7,400	474
AMAG Pharmaceuticals *	35,880	771
AMN Healthcare Services *	23,100	318
Analogic	3,700	306
Ariad Pharmaceuticals *	23,618	435
Arqule	43,900	102
Array BioPharma *	17,900	111
ArthroCare	5,900	210
athenahealth (A)	12,241	1,329
Auxilium Pharmaceuticals	7,600	139
AVEO Pharmaceuticals, Cl A * (A)	83,300	172
BioScrip *	15,000	132
Bruker BioSciences *	29,320	606
Cadence Pharmaceuticals *	30,700	194
Cambrex	23,200	306
Cantel Medical	9,900	315
Capital Senior Living *	14,365	304
Cardiovascular Systems *	7,800	156
Celldex Therapeutics, Cl A (A)	21,237	752
Centene *	10,803	691
Cepheid (A)	6,205	242
Chimerix *	16,290	358

2	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Schedule of Investments

Small Cap Growth Fund

September 30, 2013

		Market Value
Description	Shares	($ Thousands)
Clovis Oncology *	3,797	$231
Computer Programs & Systems	7,800	456
Coronado Biosciences * (A)	33,178	233
Cubist Pharmaceuticals	20,657	1,313
Cyberonics * (A)	2,300	117
Depomed *	61,400	459
DexCom *	10,485	296
Dynavax Technologies (A)	76,100	91
Emergent Biosolutions *	36,300	692
Emeritus	37,698	698
Endocyte * (A)	41,500	553
Endologix	68,604	1,107
Ensign Group	6,600	271
Exact Sciences (A)	51,014	603
ExamWorks Group (A)	53,377	1,387
Fluidigm	41,284	906
Foundation Medicine *	3,325	132
Furiex Pharmaceuticals *	6,425	283
GenMark Diagnostics *	37,520	456
Gentiva Health Services	27,900	336
Haemonetics *	4,263	170
Halozyme Therapeutics (A)	65,379	722
HealthSouth	12,037	415
Healthways	9,900	183
HeartWare International *	12,075	884
HMS Holdings * (A)	14,227	306
Hyperion Therapeutics * (A)	8,952	234
ICON *	23,384	957
ICU Medical	10,800	734
Immunogen * (A)	18,000	306
Imris	111,657	180
Incyte (A)	13,283	507
Insmed * (A)	28,270	441
Insulet (A)	31,776	1,151
Intercept Pharmaceuticals *	4,578	316
Intrexon *	11,310	268
IPC The Hospitalist (A)	11,642	594
Ironwood Pharmaceuticals, Cl A * (A)	45,784	543
Isis Pharmaceuticals (A)	28,725	1,078
Jazz Pharmaceuticals	9,830	904
Keryx Biopharmaceuticals * (A)	99,201	1,002
LHC Group	5,100	120
Masimo	38,051	1,014
MedAssets *	8,300	211
Medidata Solutions *	1,200	119
Medivation *	8,420	505
MEDNAX	6,736	676
Molina Healthcare *	1,400	50
Momenta Pharmaceuticals *	17,420	251
MWI Veterinary Supply *	1,400	209
Nektar Therapeutics	79,354	829
Neurocrine Biosciences *	32,900	372
NewLink Genetics (A)	8,539	160
Novadaq Technologies * (A)	132,975	2,205
NPS Pharmaceuticals	22,866	727
NuVasive *	18,100	443
OraSure Technologies *	15,200	91
Orexigen Therapeutics * (A)	20,422	125
Orthofix International	8,300	173
Pacira Pharmaceuticals *	22,620	1,088
Parexel International	23,679	1,189

		Market Value
Description	Shares	($ Thousands)
PDL BioPharma (A)	100,900	$804
Pharmacyclics *	2,230	309
Portola Pharmaceuticals *	2,800	75
Pozen *	32,200	185
Premier, Cl A *	2,789	88
Providence Service *	25,300	726
Puma Biotechnology * (A)	26,870	1,442
Questcor Pharmaceuticals (A)	3,300	191
Quidel (A)	38,658	1,098
Repligen *	61,800	685
Repros Therapeutics *	9,980	268
Rigel Pharmaceuticals * (A)	21,300	76
Sagent Pharmaceuticals *	25,152	513
Santarus *	42,900	968
Sciclone Pharmaceuticals *	97,400	494
Sirona Dental Systems, Cl A	9,271	620
Spectranetics	13,290	223
STERIS, Cl A	2,900	125
SurModics *	10,200	242
Synageva BioPharma, Cl A (A)	14,127	894
Syneron Medical	62,667	540
Synta Pharmaceuticals * (A)	44,198	279
Team Health Holdings	19,101	725
TearLab * (A)	21,447	237
Techne, Cl A	13,530	1,083
TESARO *	25,329	981
Threshold Pharmaceuticals, Cl A * (A)	61,840	288
Tornier BV	26,999	522
Triple-S Management, Cl B *	15,400	283
Unilife (A)	196,862	654
ViroPharma	12,656	497
Vocera Communications	22,075	411
Volcano (A)	15,420	369
WellCare Health Plans	21,432	1,495
XenoPort	56,700	322

		68,117

Industrials — 20.1%
AAON Inc.	10,000	266
Actuant, Cl A (A)	32,373	1,257
Acuity Brands (A)	13,041	1,200
Advisory Board	2,523	150
Aegion, Cl A *	2,400	57
Aircastle	5,800	101
Albany International, Cl A	4,600	165
Allegiant Travel, Cl A	1,600	169
Altra Holdings	21,400	576
American Science & Engineering, Cl A	5,100	307
American Woodmark *	8,500	294
Apogee Enterprises	1,800	53
Armstrong World Industries	12,116	666
Astronics *	10,800	537
Avis Budget Group *	5,316	153
AZZ	1,200	50
Barrett Business Services	9,100	613
Beacon Roofing Supply (A)	9,649	356
Brink’s	3,500	99
Carlisle	25,520	1,794
Chart Industries *	10,105	1,243
CIRCOR International	3,400	211

SEI Institutional Managed Trust / Annual Report / September 30, 2013	3

Schedule of Investments

Small Cap Growth Fund

September 30, 2013

		Market Value
Description	Shares	($ Thousands)
Clean Harbors *	6,170	$362
Coleman Cable	27,100	572
Corporate Executive Board	13,941	1,012
Deluxe	1,100	46
Diana Shipping * (A)	17,340	209
DigitalGlobe *	14,165	448
DXP Enterprises	6,377	504
Dycom Industries *	45,415	1,271
EnerNOC *	10,300	154
EnerSys (A)	4,400	267
Erickson Air-Crane * (A)	4,000	62
Exponent	7,800	560
Fortune Brands Home & Security	20,311	846
G&K Services	1,300	79
Generac Holdings	29,213	1,246
Genesee & Wyoming, Cl A *	12,703	1,181
Graco	14,200	1,052
GrafTech International (A)	138,766	1,172
Heico, Cl A	39,005	1,956
HEICO (A)	14,478	981
Heritage-Crystal Clean (A)	46,065	830
Hexcel, Cl A *	57,513	2,231
Hub Group, Cl A *	32,445	1,273
Huron Consulting Group	2,700	142
Hyster-Yale Materials Handling	8,000	717
IDEX	15,160	989
Insperity, Cl A	21,400	805
Interface, Cl A	39,800	790
John Bean Technologies, Cl A	27,800	692
Kennametal	19,075	870
Keyw Holding, Cl A * (A)	32,613	439
Kforce	40,200	711
Kirby *	21,336	1,847
Landstar System	16,824	942
Lincoln Electric Holdings	13,370	891
Lindsay (A)	3,791	310
Marten Transport	45,239	776
Middleby *	11,062	2,311
Mine Safety Appliances	3,300	170
Mistras Group	11,700	199
Mobile Mini *	8,919	304
MSC Industrial Direct, Cl A	9,025	734
Mueller Industries	3,500	195
Mueller Water Products, Cl A	56,200	449
MYR Group *	19,800	481
Nordson	15,441	1,137
Old Dominion Freight Line, Cl A	43,727	2,011
PGT *	73,500	728
Pike Electric	12,200	138
Ply Gem Holdings *	32,110	449
Polypore International * (A)	24,305	996
PowerSecure International *	32,000	514
Primoris Services	18,852	480
RBC Bearings	10,341	681
Republic Airways Holdings *	22,700	270
Ritchie Bros. Auctioneers (A)	42,560	859
RPX	22,900	401
Rush Enterprises, Cl A	29,986	795
Saia	38,670	1,206
Spirit Airlines	30,930	1,060
Standard Parking	46,733	1,257
Standex International (A)	4,200	249

		Market Value
Description	Shares	($ Thousands)
Steelcase, Cl A	46,486	$773
Stratasys (A)	4,080	413
Swift Transportation, Cl A *	45,882	926
Taser International	52,300	780
Teledyne Technologies *	400	34
Tennant	9,255	574
Tredegar	15,000	390
Trex	18,877	935
TrueBlue *	108,716	2,610
United Rentals (A)	17,700	1,032
US Airways Group (A)	9,600	182
US Ecology	8,864	267
USG (A)	10,771	308
Valmont Industries	5,985	831
Wabtec	19,583	1,231
WageWorks	3,868	195
Watsco (A)	10,517	991
WESCO International (A)	18,373	1,406

		71,504

Information Technology — 24.3%
Actuate	60,100	442
Advanced Energy Industries *	18,500	324
Advent Software	24,435	776
Anixter International *	3,600	316
Aruba Networks	56,661	943
Aspen Technology *	58,535	2,022
ATMI *	13,400	355
AVG Technologies *	33,200	795
Blackbaud, Cl A	50,808	1,984
Blucora (A)	33,600	772
Broadridge Financial Solutions	32,005	1,016
BroadSoft (A)	27,523	992
Cadence Design Systems (A)	108,089	1,459
CalAmp *	4,500	79
Calix *	42,600	542
Cavium (A) *	53,815	2,217
Ceva, Cl A *	10,200	176
ChannelAdvisor *	6,895	253
Ciena * (A)	41,090	1,026
Cirrus Logic (A)	5,300	120
CommVault Systems *	16,467	1,446
comScore *	20,200	585
Cornerstone OnDemand (A)	38,941	2,003
CoStar Group (A)	18,725	3,144
CSG Systems International	31,600	792
Cvent *	5,643	199
Cyan * (A)	36,270	365
Dealertrack Technologies	61,304	2,626
Demandware	31,767	1,472
DTS	22,820	479
Electronics for Imaging	1,600	51
Ellie Mae	16,503	528
Envestnet	58,678	1,819
Euronet Worldwide *	24,180	962
EVERTEC Inc.	5,400	120
ExlService Holdings	5,400	154
FARO Technologies *	3,900	165
FireEye *	12,425	516
FleetMatics Group	21,959	825
Forrester Research	1,200	44
Fortinet	18,878	382

4	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Schedule of Investments

Small Cap Growth Fund

September 30, 2013

		Market Value
Description	Shares	($ Thousands)
Gigamon *	9,460	$366
Global Cash Access Holdings	52,900	413
Guidewire Software, Cl Z	52,303	2,464
Himax Technologies ADR (A)	39,795	398
Hittite Microwave, Cl A *	14,588	953
Immersion *	37,800	499
Imperva *	15,776	663
Infinera * (A)	140,570	1,590
Infoblox *	30,947	1,294
Inphi	66,731	896
Interactive Intelligence Group *	5,603	356
International Rectifier * (A)	21,668	537
IPG Photonics	3,785	213
Ixia	17,000	266
j2 Global (A)	9,755	483
Littelfuse	300	24
LivePerson * (A)	13,313	126
LogMeIn *	18,240	566
Manhattan Associates	11,400	1,088
Marin Software * (A)	8,220	103
MAXIMUS	10,738	484
Measurement Specialties	30,186	1,637
Methode Electronics	7,400	207
Model N * (A)	29,900	296
Monotype Imaging Holdings	22,100	633
Move	30,200	512
National Instruments	15,685	485
Netscout Systems *	14,400	368
NICE Systems ADR	18,540	767
NQ Mobile ADR * (A)	9,703	211
OmniVision Technologies	5,300	81
OpenTable * (A)	5,157	361
OSI Systems *	6,391	476
Palo Alto Networks	13,717	629
Pandora Media (A)	31,290	786
Pegasystems	3,900	155
PLX Technology *	20,700	125
Power Integrations	13,636	739
Proofpoint *	1,600	51
PROS Holdings *	10,000	342
PTC *	35,300	1,004
QLIK Technologies	11,780	403
Quantum * (A)	69,000	95
Rally Software Development *	35,145	1,053
RealD (A)	43,350	303
RealPage * (A)	69,456	1,609
Responsys	31,946	527
RF Micro Devices, Cl A	22,500	127
Rogers *	3,200	190
Rosetta Stone *	13,400	218
Ruckus Wireless (A)	41,949	706
Sapient *	17,200	268
Silicon Graphics International *	3,200	52
Silicon Image *	104,700	559
Solera Holdings	5,995	317
Sonus Networks	109,599	371
Sourcefire	3,900	296
Splunk	14,628	878
SPS Commerce	5,669	379
SS&C Technologies Holdings *	95,095	3,623
Stamps.com *	17,600	808

		Market Value
Description	Shares	($ Thousands)
SunPower, Cl A (A)	26,200	$686
Synaptics	18,210	806
Syntel	3,800	304
Tableau Software, Cl A *	8,603	613
Take-Two Interactive Software, Cl A *	3,000	55
Teradyne (A)	70,900	1,171
Textura *	8,519	367
Tivo *	7,900	98
Travelzoo	19,400	515
Tremor Video *	26,483	244
Trulia (A)	40,199	1,891
Tyler Technologies	13,638	1,193
Ultimate Software Group *	8,895	1,311
Unisys	24,000	605
Valueclick (A)	28,700	598
Veeco Instruments	16,311	607
Virtusa	7,100	206
VistaPrint (A)	21,272	1,202
Vocus *	16,500	154
WebMD Health, Cl A	10,394	297
WEX	5,142	451
Yelp, Cl A	17,343	1,148
Zillow, Cl A (A)	2,855	241

		86,478

Materials — 1.8%
Berry Plastics Group *	5,000	100
Chemtura *	25,300	582
Clearwater Paper	1,300	62
Flotek Industries *	1,800	41
FutureFuel	22,700	408
Graphic Packaging Holding *	6,400	55
H.B. Fuller	6,597	298
Haynes International	3,600	163
Innospec	18,400	859
Intrepid Potash (A)	28,050	440
KapStone Paper and Packaging	1,100	47
Koppers Holdings	8,000	341
Materion	2,300	74
Myers Industries	21,700	436
Noranda Aluminum Holding	62,100	153
PolyOne	41,664	1,279
Sensient Technologies	7,777	372
Shutterstock, Inc.	2,354	171
Worthington Industries	16,600	571

		6,452

Telecommunication Services — 0.3%
Boingo Wireless *	70,845	496
magicJack VocalTec (A)	12,200	157
Premiere Global Services *	6,700	67
RingCentral, Cl A *	18,254	329

		1,049

Utilities — 0.0%
American States Water	5,800	160

Total Common Stock (Cost $280,551) ($ Thousands)		341,188

SEI Institutional Managed Trust / Annual Report / September 30, 2013	5

Schedule of Investments

Small Cap Growth Fund

September 30, 2013

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
EXCHANGE TRADED FUND — 0.2%
iShares Russell 2000 Growth Index Fund (A)	6,814	$857

Total Exchange Traded Fund (Cost $846) ($ Thousands)		857

PREFERRED STOCK — 0.0%
Utiilities — 0.0%
Genie Energy Ltd * (A)	9,400	75

Total Preferred Stock (Cost $106) ($ Thousands)		75

	Number of
	Warrants
WARRANTS — 0.0%
Magnum Hunter Resources Expires 08/29/14 *	11,920	—

Total Warrants (Cost $—) ($Thousands)		—

AFFILIATED PARTNERSHIP — 21.7%
SEI Liquidity Fund, L.P. 0.100%**†† (C)	77,336,763	77,337

Total Affiliated Partnership (Cost $77,337) ($ Thousands)		77,337

CASH EQUIVALENT — 3.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**††	13,411,755	13,412

Total Cash Equivalent (Cost $13,412) ($ Thousands)		13,412

U.S. TREASURY OBLIGATIONS (D) (E) — 0.2%
U.S. Treasury Bills
0.040%, 01/09/14	$317	317
0.075%, 02/06/14	189	189

Total U.S. Treasury Obligations (Cost $506) ($ Thousands)		506

Total Investments — 121.6% (Cost $372,758) ($ Thousands)		$433,375

A list of the open futures contracts held by the Fund at September 30, 2013, are as follows:

	Number of		Unrealized
Type of Contract	Contracts Long	Expiration Date	Appreciation ($ Thousands)
Russell 2000 Index E-MINI	86	Dec-2013	$105

For the year ended September 30, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $356,481 ($Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of September 30, 2013.
†	Real Estate Investment Trust
††	Investment in Affiliated Security.
(A)	This security or a partial position of this security is on loan at September 30, 2013. The total market value of securities on loan at September 30, 2013 was $74,817 ($ Thousands)
(B)	Securities considered illiquid and restricted. The total market value of such securities as of September 30, 2013 was $185 ($Thousands) and represented 0.05% of Net Assets.
(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of September 30, 2013 was $77,337 ($Thousands).
(D)	Security or portion thereof, has been pledged as collateral on open futures contracts.
(E)	The rate reported is the effective yield at time of purchase.
(F)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of September 30, 2013 was $185 ($Thousands) and represented 0.05% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

PIPE — Private Investment in Public Entity

The following is a list of the level of inputs used as of September 30, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$341,003	$—	$185	$341,188
Exchange Traded Fund	857	—	—	857
Preferred Stock	—	75	—	75
Warrant	—	—	—	—
U.S. Treasury Obligations	—	506	—	506
Affiliated Partnership	—	77,337	—	77,337
Cash Equivalent	13,412	—	—	13,412

Total Investments in Securities	$355,272	$77,918	$185	$433,375

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$105	$—	$—	$105

Total Other Financial Instruments	$105	$—	$—	$105

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets.
*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the year ended September 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended September 30, 2013, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

6	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Schedule of Investments

Tax—Managed Small / Mid Cap Fund

September 30, 2013

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK — 95.8%
Consumer Discretionary — 14.4%
Aaron’s	2,100	$58
Abercrombie & Fitch, Cl A	2,943	104
Aeropostale *	2,250	21
AFC Enterprises, Ser 2011-9A *	10,690	466
AMC Networks, Cl A *	874	60
American Axle & Manufacturing Holdings *	3,600	71
American Eagle Outfitters	62,206	870
America’s Car-Mart *	1,300	59
ANN	16,228	588
Apollo Group, Cl A (A)	1,025	21
Arctic Cat	3,103	177
Asbury Automotive Group	2,900	154
Ascena Retail Group	3,400	68
Ascent Capital Group, Cl A	1,500	121
Autoliv	7,000	612
Autonation *	1,905	99
Bally Technologies (A)	3,100	223
Barnes & Noble * (A)	2,584	33
Beazer Homes USA, Cl A * (A)	532	10
Belo, Cl A	1,450	20
Big 5 Sporting Goods	25,900	417
Big Lots *	28,435	1,055
Biglari Holdings *	90	37
BJ’s Restaurants	1,500	43
Bloomin’ Brands *	37,086	876
Bob Evans Farms	1,700	97
Body Central	2,110	13
Boyd Gaming * (A)	3,600	51
Bravo Brio Restaurant Group	568	9
Bright Horizons Family Solutions * (A)	24,609	882
Brinker International	7,200	292
Brown Shoe	2,700	63
Brunswick	2,100	84
Buffalo Wild Wings	5,490	611
Burger King Worldwide (A)	506	10
Cabela’s	16,560	1,044
Cablevision Systems, Cl A	5,644	95
Caesars Entertainment *	782	15
Callaway Golf (A)	33,412	238
Capella Education	9,827	556
Career Education	2,696	7
Carrols Restaurant Group *	1,575	10
Carter’s	2,200	167
Cato, Cl A	9,700	271
CEC Entertainment	7,300	335
Cheesecake Factory	1,400	62
Chico’s FAS	5,500	92
Childrens Place Retail Stores *	8,935	517
Chuy’s Holdings *	260	9
Cinemark Holdings	1,125	36
Citi Trends *	653	11
Columbia Sportswear	2,786	168
Conn’s * (A)	22,385	1,120
Cooper Tire & Rubber	2,300	71
Core-Mark Holding, Cl A	5,166	343
Cracker Barrel Old Country Store	600	62
CROCS	900	12

		Market Value
Description	Shares	($ Thousands)
CSS Industries	649	$16
CST Brands	319	10
Cumulus Media, Cl A *	2,995	16
Dana Holding	70,265	1,605
Darden Restaurants	10,246	474
Deckers Outdoor * (A)	290	19
DeVry	1,000	31
Dick’s Sporting Goods	10,847	579
Dillard’s, Cl A	2,522	198
DineEquity	800	55
Discovery Communications, Cl A *	5,758	486
Dollar General	8,756	494
Domino’s Pizza	2,231	152
DR Horton	6,100	118
DreamWorks Animation SKG, Cl A	600	17
DSW, Cl A	8,523	727
Dunkin’ Brands Group	2,386	108
Entercom Communications	1,583	14
Entravision Communications, Cl A	1,746	10
Ethan Allen Interiors	9,883	275
Express *	12,388	292
Fiesta Restaurant Group *	293	11
Fifth & Pacific *	1,401	35
Five Below	29,741	1,301
Foot Locker, Cl A	3,237	110
Fossil Group *	1,503	175
Francesca’s Holdings *	17,269	322
GameStop, Cl A (A)	23,046	1,144
Gannett	18,864	505
Genesco *	7,215	473
Gentex	2,600	66
Gentherm *	3,300	63
GNC Holdings, Cl A	1,662	91
Goodyear Tire & Rubber	24,900	559
Grand Canyon Education *	15,699	632
Group 1 Automotive	1,724	134
Groupon, Cl A *	10,468	117
Guess?, Cl 3	1,400	42
Hanesbrands	1,400	87
Harley-Davidson, Cl A	29,961	1,925
Harman International Industries, Cl A	8,600	570
Harte-Hanks	35,212	311
Hasbro (A)	7,887	371
Helen of Troy	2,400	106
Hibbett Sports * (A)	15,724	883
Hillenbrand	2,500	68
HomeAway * (A)	40,737	1,141
Hovnanian Enterprises, Cl A * (A)	1,734	9
HSN, Cl A	15,186	814
Iconix Brand Group	1,300	43
Ignite Restaurant Group *	530	8
Imax * (A)	25,000	756
International Game Technology	28,324	536
International Speedway, Cl A	900	29
Interpublic Group	32,406	557
iRobot (A)	13,020	490
Isle of Capri Casinos	3,300	25
ITT Educational Services *	700	22

1	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Schedule of Investments

Tax—Managed Small / Mid Cap Fund

September 30, 2013

		Market Value
Description	Shares	($ Thousands)
J.C. Penney	3,492	$31
JAKKS Pacific (A)	11,334	51
Jamba * (A)	655	9
Jarden *	3,150	152
John Wiley & Sons, Cl A	900	43
Jones Group	692	10
JOS A Bank Clothiers * (A)	1,000	44
Journal Communications, Cl A	24,200	207
K12 *	1,000	31
KB Home	6,755	122
Krispy Kreme Doughnuts	37,956	734
Lamar Advertising, Cl A	1,300	61
La-Z-Boy, Cl Z	513	12
Lear	15,285	1,094
Leggett & Platt	2,000	60
Lennar, Cl A	2,881	102
Libbey	11,000	262
Liberty Ventures, Ser A *	669	59
Life Time Fitness * (A)	26,269	1,352
LifeLock * (A)	846	13
Lions Gate Entertainment	6,780	238
Lithia Motors, Cl A	1,589	116
Live Nation	5,200	96
LKQ *	35,597	1,134
Loral Space & Communications	800	54
Luby’s *	2,388	17
Lululemon Athletica *	5,704	417
Lumber Liquidators Holdings * (A)	15,752	1,680
Madison Square Garden, Cl A	9,153	532
Matthews International, Cl A	8,863	338
MDC Holdings	2,000	60
Men’s Wearhouse	17,876	609
Meredith (A)	13,240	630
Meritage Homes	1,800	77
Michael Kors Holdings	13,391	998
Modine Manufacturing *	2,100	31
Mohawk Industries	6,755	880
Monro Muffler	1,600	74
Morgans Hotel Group *	3,749	29
Morningstar, Cl A	300	24
Multimedia Games Holding *	351	12
NACCO Industries, Cl A	400	22
National CineMedia	41,167	776
NetFlix	256	79
New York Times, Cl A	13,305	167
Newell Rubbermaid, Cl B	16,605	457
Nexstar Broadcasting Group, Cl A	532	24
NVR	100	92
Office Depot (A)	11,200	54
OfficeMax	6,223	80
O’Reilly Automotive	7,792	994
Orient-Express Hotels, Cl A	5,400	70
Outerwall * (A)	1,200	60
Oxford Industries, Cl A	5,723	389
Panera Bread, Cl A	822	130
Penn National Gaming	1,300	72
Penske Auto Group, Cl A	1,800	77
Pep Boys-Manny Moe & Jack	34,605	432
PetSmart	5,870	448
Pier 1 Imports	66,035	1,289

		Market Value
Description	Shares	($ Thousands)
Pinnacle Entertainment *	527	$13
Polaris Industries	1,672	216
Pool	2,100	118
PulteGroup	7,423	122
PVH	980	116
Red Robin Gourmet Burgers	800	57
Regal Entertainment Group, Cl A (A)	1,592	30
Regis	16,831	247
Rent-A-Center	10,200	389
Restoration Hardware Holdings * (A)	14,395	912
Ross Stores	11,145	811
Ruby Tuesday	3,000	22
rue21 inc *	695	28
Ruth’s Chris Steak House	1,450	17
Ryland Group	2,100	85
Saks *	3,587	57
Sally Beauty Holdings	18,792	492
Samsonite International	174,850	488
Scholastic, Cl B (A)	4,931	141
Scientific Games, Cl A	14,037	227
Sears Holdings (A)	659	39
Select Comfort *	9,849	240
Service International	6,700	125
SHFL Entertainment *	485	11
Shutterfly	20,355	1,138
Signet Jewelers	10,371	743
Sinclair Broadcast Group, Cl A	1,156	39
Six Flags Entertainment	312	11
Skechers U.S.A., Cl A *	30,397	946
Skullcandy	1,773	11
Snap-on	800	80
Sonic Automotive, Cl A	477	11
Sotheby’s	1,400	69
Stage Stores (A)	17,500	336
Standard-Pacific	62,499	494
Starz—Liberty Capital *	1,976	56
Steven Madden	10,725	577
Stewart Enterprises, Cl A	2,900	38
Stoneridge *	1,763	19
Strayer Education	200	8
Taylor Morrison Home, Cl A * (A)	31,946	724
Tempur Sealy International	1,600	70
Tenneco *	17,615	889
Tesla Motors * (A)	3,050	590
Texas Roadhouse, Cl A	401	11
Thor Industries	700	40
Titan International	849	13
Toll Brothers *	2,924	95
TRW Automotive Holdings	3,951	282
Tuesday Morning *	15,002	229
Tupperware Brands	1,200	104
Ulta Salon Cosmetics & Fragrance	1,800	215
Under Armour, Cl A (A)	6,653	529
Urban Outfitters	18,006	662
Vail Resorts	7,320	508
Valassis Communications (A)	14,800	427
Vera Bradley (A)	5,724	118
Visteon	5,986	453
Vitamin Shoppe	311	14

2	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Schedule of Investments

Tax—Managed Small / Mid Cap Fund

September 30, 2013

		Market Value
Description	Shares	($ Thousands)
WABCO Holdings	1,500	$126
Weight Watchers International (A)	700	26
Wendy’s	4,493	38
Whirlpool	5,200	761
Williams-Sonoma	12,208	686
Winnebago Industries	1,852	48
WMS Industries	2,250	58
Wolverine World Wide	700	41
World Wrestling Entertainment, Cl A	900	9
Wynn Resorts	4,549	719
Zagg * (A)	1,908	9
Zumiez	336	9

		70,132

Consumer Staples — 3.3%
Avon Products	22,733	468
B&G Foods, Cl A	2,800	97
Boston Beer, Cl A (A)	800	195
Cal-Maine Foods	1,100	53
Casey’s General Stores	14,591	1,072
Central Garden and Pet, Cl A *	16,870	116
Chefs’ Warehouse Holdings *	26,547	613
Chiquita Brands International	1,191	15
Coca-Cola Enterprises	8,949	360
Constellation Brands, Cl A *	1,554	89
Darling International *	73,771	1,561
Dean Foods *	2,650	51
Diamond Foods (A)	1,500	35
Elizabeth Arden *	11,540	426
Energizer Holdings	5,200	474
Fairway Group Holdings, Cl A * (A)	432	11
Flowers Foods	4,500	96
Fresh Del Monte Produce	10,000	297
Fresh Market *	1,223	58
Green Mountain Coffee Roasters * (A)	739	56
Hain Celestial Group	1,700	131
Harris Teeter Supermarkets	322	16
Herbalife (A)	3,072	214
Hillshire Brands	1,020	31
Ingredion	13,084	866
J&J Snack Foods	7,355	594
JM Smucker	3,242	341
Kroger	13,503	545
Lancaster Colony	1,200	94
Lifevantage * (A)	4,366	11
Medifast	931	25
Molson Coors Brewing, Cl B	9,104	457
Nash Finch	1,000	26
Nu Skin Enterprises, Cl A	900	86
Omega Protein *	23,400	238
Pantry	16,661	185
Post Holdings *	500	20
Prestige Brands Holdings, Cl A *	4,687	141
Rite Aid *	15,025	72
Roundy’s (A)	1,360	12
Safeway (A)	24,500	784
Sanderson Farms	1,000	65
Snyders-Lance	7,682	222
Spartan Stores (A)	24,192	534

		Market Value
Description	Shares	($ Thousands)
Spectrum Brands Holdings	13,108	$863
Sprouts Farmers Market *	2,348	104
STAR SCIENTIFIC INC * (A)	5,319	10
SUPERVALU (A)	22,038	181
Susser Holdings	2,864	152
SYSCO, Cl A	13,206	420
TreeHouse Foods	5,958	398
Universal	5,400	275
USANA Health Sciences (A)	4,700	408
Vector Group	3,524	57
WD-40	400	26
Weis Markets	3,800	186
WhiteWave Foods, Cl A	63,260	1,263

		16,196

Energy — 5.7%
Abraxas Petroleum * (A)	5,943	15
Apco Oil and Gas International *	615	9
Approach Resources, Cl A	414	11
Atwood Oceanics, Cl A *	1,100	60
Berry Petroleum, Cl A	1,600	69
Bill Barrett (A)	1,000	25
Bonanza Creek Energy	8,443	407
BPZ Resources * (A)	7,534	15
Bristow Group	700	51
C&J Energy Services *	510	10
Cabot Oil & Gas	21,939	819
Cal Dive International (A)	6,748	14
Callon Petroleum *	2,924	16
CARBO Ceramics (A)	140	14
Carrizo Oil & Gas	1,700	63
Cheniere Energy *	5,327	182
Clean Energy Fuels (A)	2,390	31
Cloud Peak Energy	596	9
Comstock Resources	611	10
Concho Resources	7,043	766
Contango Oil & Gas	500	18
Crosstex Energy	638	13
Dawson Geophysical *	793	26
Delek US Holdings	12,665	267
Denbury Resources *	17,800	328
Diamondback Energy, Cl A	12,797	546
Dresser-Rand Group *	1,809	113
Dril-Quip *	6,810	781
Emerald Oil *	35,585	256
Endeavour International * (A)	3,106	17
Energen	2,800	214
Energy XXI Bermuda	2,550	77
EPL Oil & Gas *	10,945	406
EQT	5,614	498
Era Group *	500	14
EXCO Resources (A)	1,800	12
Exterran Holdings	13,970	385
Forest Oil *	2,969	18
Forum Energy Technologies * (A)	10,447	282
Frank’s International	16,661	499
Frontline * (A)	4,672	12
FX Energy *	2,924	10
Gastar Exploration *	3,746	15
Geospace Technologies	128	11
Global Geophysical Services	2,665	7
Golar LNG (A)	3,200	121

3	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Schedule of Investments

Tax—Managed Small / Mid Cap Fund

September 30, 2013

		Market Value
Description	Shares	($ Thousands)
Goodrich Petroleum (A)	10,658	$259
Gulf Coast Ultra Deep Royalty Trust *	6,785	15
Gulf Island Fabrication	1,700	42
Gulfmark Offshore, Cl A	12,997	661
Gulfport Energy *	8,962	577
Halcon Resources, Cl A * (A)	5,150	23
Helix Energy Solutions Group *	25,950	658
Helmerich & Payne	16,549	1,141
Hercules Offshore	9,373	69
HollyFrontier	2,812	118
Hornbeck Offshore Services *	335	19
Key Energy Services	32,342	236
KiOR, Cl A * (A)	2,025	6
Kodiak Oil & Gas	9,063	109
Kosmos Energy	3,836	39
Laredo Petroleum Holdings *	24,300	721
Magnum Hunter Resources (A)	4,668	29
Matador Resources (A)	34,684	566
McDermott International *	71,048	528
Midstates Petroleum *	1,751	9
Nabors Industries	23,824	383
Natural Gas Services Group *	1,469	39
Newfield Exploration	19,479	533
Newpark Resources, Cl A *	30,660	388
Nordic American Tankers, Cl US (A)	1,392	11
Northern Oil And Gas *	2,257	33
Nuverra Environmental Solutions * (A)	5,527	13
Oasis Petroleum	28,237	1,387
Oceaneering International, Cl A	10,344	840
Oil States International *	5,740	594
Painted Pony Petroleum *	42,760	336
Panhandle Oil and Gas, Cl A	600	17
Parker Drilling *	47,556	271
Patterson-UTI Energy	4,000	85
PDC Energy, Cl A *	9,238	550
Peabody Energy	6,595	114
PetroQuest Energy *	3,851	15
Pioneer Natural Resources (A)	3,134	592
QEP Resources	3,537	98
Range Resources	9,373	711
Rentech	4,830	10
Resolute Energy *	1,282	11
Rex Energy *	27,553	614
RigNet, Cl A	519	19
Rosetta Resources *	20,735	1,129
Rowan, Cl A	3,592	132
Sanchez Energy *	442	12
SandRidge Energy, Cl A * (A)	15,809	93
Scorpio Tankers	1,366	13
SEACOR Holdings, Cl A	500	45
SemGroup, Cl A	8,215	468
SM Energy	1,490	115
Solazyme * (A)	910	10
Spectra Energy	16,772	574
Stone Energy, Cl A *	13,473	437
Superior Energy Services	18,090	453
Swift Energy, Cl A (A)	17,207	197
Tesoro	14,233	626

		Market Value
Description	Shares	($ Thousands)
TETRA Technologies *	47,327	$593
Tidewater, Cl A	525	31
Triangle Petroleum *	1,490	15
Trican Well Service	41,440	565
Ultra Petroleum (A)	5,018	103
Unit	271	13
Uranium Energy (A)	8,280	19
USEC * (A)	2,040	21
Vaalco Energy	1,621	9
W&T Offshore (A)	9,096	161
Warren Resources *	4,000	12
Western Refining (A)	22,062	663
Willbros Group	1,500	14
World Fuel Services (A)	5,004	187
WPX Energy	4,168	80

		27,821

Financials — 17.4%
1st Source	4,900	132
1st United Bancorp	1,336	10
Acadia Realty Trust †	23,145	571
Affiliated Managers Group *	7,017	1,282
Alexander & Baldwin	669	24
Alexander’s †	100	29
Alexandria Real Estate Equities †	9,076	579
Alleghany	298	122
Allied World Assurance Holdings	4,300	427
Allstate	7,797	394
Altisource Residential †	525	12
Ambac Financial Group *	513	9
American Assets Trust †	18,630	568
American Campus Communities †	28,522	974
American Capital	8,900	122
American Capital Mortgage Investment †	1,725	34
American Equity Investment Life Holding	4,000	85
American Financial Group	13,800	746
American National Insurance	2,700	265
American Realty Capital Properties †	2,073	25
Ameriprise Financial	5,844	532
Ameris Bancorp	612	11
Amerisafe	1,639	58
Ames National, Cl B	463	10
AmREIT, Cl B	533	9
Anworth Mortgage Asset †	48,900	236
Apartment Investment & Management, Cl A †	3,753	105
Apollo Commercial Real Estate Finance †	2,950	45
Apollo Investment	3,989	33
Apollo Residential Mortgage †	979	14
Arch Capital Group	3,336	181
Ares Capital	16,991	294
Ares Commercial Real Estate †	1,025	13
Argo Group International Holdings	4,487	192
Armada Hoffler Properties † (A)	879	9
Arthur J. Gallagher	2,336	102
Artisan Partners Asset Management, Cl A (A)	201	11

4	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Schedule of Investments

Tax—Managed Small / Mid Cap Fund

September 30, 2013

		Market Value
Description	Shares	($ Thousands)
Ashford Hospitality Trust †	4,800	$59
Aspen Insurance Holdings	8,500	308
Associated Banc-Corp	3,600	56
Associated Estates Realty †	3,300	49
Assurant	8,396	454
Assured Guaranty	6,000	113
Axis Capital Holdings	21,002	910
Banc of California	742	10
Banco Latinoamericano de Exportaciones, Cl E	21,159	527
Bancorp	689	12
Bancorpsouth, Cl A	583	12
Bank Mutual	1,761	11
Bank of Hawaii (A)	900	49
Bank of Marin Bancorp	278	12
Bank of the Ozarks (A)	13,235	635
BankUnited	18,200	568
Banner	16,180	617
BBCN Bancorp	29,949	412
Berkshire Hills Bancorp	12,000	301
BGC Partners, Cl A	3,162	18
BioMed Realty Trust †	2,290	43
BlackRock Kelso Capital	2,400	23
Boston Private Financial Holdings	77,228	857
Brandywine Realty Trust †	28,525	376
BRE Properties, Cl A †	1,000	51
Bridge Capital Holdings *	649	11
Brookline Bancorp, Cl A	1,200	11
Brown & Brown	1,000	32
Calamos Asset Management, Cl A	11,402	114
Camden Property Trust †	2,005	123
CapitalSource	2,762	33
CapLease †	1,180	10
Capstead Mortgage †	1,900	22
Cardinal Financial	10,604	175
Cash America International	219	10
Cathay General Bancorp	2,100	49
CBL & Associates Properties †	31,101	594
CBOE Holdings	767	35
CBRE Group, Cl A	26,736	618
Cedar Realty Trust †	1,931	10
Center Bancorp, Cl A	1,704	24
Chambers Street Properties † (A)	4,475	39
Charter Financial	994	11
Chatham Lodging Trust †	669	12
Chemical Financial	10,100	282
Chesapeake Lodging Trust †	3,000	71
Chimera Investment †	70,826	215
Citizens, Cl A *	1,512	13
City National	4,840	323
CNA Financial	12,400	473
CNB Financial	608	10
CNO Financial Group	105,533	1,520
CoBiz Financial	54,970	531
Cole Real Estate Investment †	39,764	487
Colonial Properties Trust †	4,500	101
Colony Financial †	508	10
Commerce Bancshares	1,683	74
CommonWealth †	20,800	456
Community Trust Bancorp	10,100	410

		Market Value
Description	Shares	($ Thousands)
Coresite Realty †	11,655	$396
Corporate Office Properties Trust †	446	10
Corrections Corp of America †	1,728	60
Cousins Properties, Cl A †	14,402	148
Cowen Group, Cl A *	3,345	12
Credit Acceptance, Cl A	230	26
CubeSmart †	3,500	62
CVB Financial	14,812	200
CYS Investments †	4,400	36
DCT Industrial Trust †	9,100	65
DDR † (A)	4,940	78
DFC Global	2,400	26
DiamondRock Hospitality †	2,855	30
Dime Community Bancshares	15,500	258
Doral Financial *	485	9
Douglas Emmett †	1,822	43
Duke Realty †	6,624	102
DuPont Fabros Technology †	13,658	352
E*Trade Financial	17,301	285
Eagle Bancorp * (A)	35,057	992
East West Bancorp	40,152	1,283
EastGroup Properties †	11,990	710
Education Realty Trust, Cl A †	89,372	813
eHealth *	444	14
Ellington Residential Mortgage REIT † (A)	569	9
Employers Holdings	18,068	537
Encore Capital Group *	303	14
Endurance Specialty Holdings	18,849	1,013
Enstar Group	400	55
EPR Properties, Cl A †	1,000	49
Equity Lifestyle Properties †	1,800	61
Equity One, Cl A † (A)	16,210	354
Erie Indemnity, Cl A	2,000	145
Essex Property Trust †	690	102
Evercore Partners, Cl A	700	34
Everest Re Group	6,060	881
Excel Trust †	2,400	29
Extra Space Storage †	2,600	119
Ezcorp, Cl A *	577	10
FBL Financial Group, Cl A	2,500	112
Federal Agricultural Mortgage, Cl C	381	13
Federal Realty Investment Trust †	2,172	220
Federated Investors, Cl B (A)	11,866	322
FelCor Lodging Trust †	6,100	38
Fidelity National Financial, Cl A	3,700	98
Fifth Street Finance	11,008	113
Fifth Third Bancorp	35,039	632
Financial Engines	16,020	952
First American Financial	3,200	78
First Busey	2,233	12
First Cash Financial Services *	1,400	81
First Commonwealth Financial	2,982	23
First Financial Bancorp	3,100	47
First Financial Bankshares, Cl A (A)	900	53
First Financial Northwest	979	10
First Horizon National	45,680	502
First Industrial Realty Trust †	4,500	73

5	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Schedule of Investments

Tax—Managed Small / Mid Cap Fund

September 30, 2013

		Market Value
Description	Shares	($ Thousands)
First Marblehead *	6,370	$5
First Midwest Bancorp	35,569	537
First NBC Bank Holding *	7,918	193
First Niagara Financial Group	67,920	704
First Potomac Realty Trust †	3,400	43
First Republic Bank	2,614	122
FirstMerit, Cl A	3,695	80
Flagstar Bancorp *	15,400	227
Flushing Financial	1,600	29
FNB (Pennsylvania) (A)	11,200	136
Forest City Enterprises, Cl A *	27,000	511
Forestar Group *	12,685	273
Fox Chase Bancorp, Cl A	613	11
Franklin Street Properties †	5,100	65
Fulton Financial	4,400	51
FXCM, Cl A	25,674	507
GAMCO Investors, Cl A	400	30
Genworth Financial, Cl A *	10,545	135
Geo Group †	2,419	81
Getty Realty †	3,100	60
GFI Group	4,000	16
Glacier Bancorp, Cl A	27,882	689
Gladstone Capital	1,198	10
Gladstone Commercial †	1,220	22
Glimcher Realty Trust †	5,600	55
Government Properties Income Trust, Cl A †	2,000	48
Gramercy Property Trust * †	6,858	28
Green Dot, Cl A *	1,108	29
Greenlight Capital Re	1,000	28
GSV Capital (A)	1,797	27
Hampton Roads Bankshares *	6,129	9
Hancock Holding, Cl A	31,547	990
Hanmi Financial	18,586	308
Hanover Insurance Group, Cl A	23,986	1,327
Hartford Financial Services Group	17,767	553
Hatteras Financial †	1,900	36
HCC Insurance Holdings	1,700	74
Healthcare Realty Trust †	3,400	79
Healthcare Trust of America, Cl A †	1,398	15
Hercules Technology Growth Capital, Cl A	7,084	108
Heritage Commerce	1,359	10
Hersha Hospitality Trust, Cl A †	4,600	26
HFF, Cl A	563	14
Highwoods Properties †	11,210	396
Hilltop Holdings *	610	11
Home Loan Servicing Solutions	1,783	39
Home Properties †	400	23
HomeTrust Bancshares *	627	10
Horace Mann Educators, Cl A	22,271	632
Hospitality Properties Trust †	19,400	549
Host Hotels & Resorts †	27,977	494
Howard Hughes *	643	72
Hudson City Bancorp, Cl A	15,642	142
Hudson Pacific Properties †	1,170	23
Hudson Valley Holding	589	11
Huntington Bancshares	135,698	1,121
IBERIABANK	19,075	989

		Market Value
Description	Shares	($ Thousands)
Independent Bank	800	$29
Infinity Property & Casualty	6,577	425
Inland Real Estate †	51,900	531
International Bancshares	454	10
Invesco Mortgage Capital †	2,400	37
Investment Technology Group	715	11
Investors Bancorp, Cl A	10,868	238
Investors Real Estate Trust †	1,800	15
iStar Financial * †	1,894	23
Janus Capital Group (A)	35,200	300
JAVELIN Mortgage Investment † (A)	739	9
Jones Lang LaSalle	583	51
KCG Holdings, Cl A *	1,412	12
Kemper, Cl A	2,400	81
Kilroy Realty †	1,275	64
Kite Realty Group Trust †	2,276	13
LaSalle Hotel Properties †	16,743	477
Legg Mason (A)	2,550	85
Leucadia National	2,622	71
Lexington Realty Trust † (A)	75,069	843
Liberty Property Trust †	1,700	61
LPL Financial Holdings	655	25
LTC Properties †	2,500	95
Mack-Cali Realty †	1,500	33
Main Street Capital	423	13
MainSource Financial Group	1,220	18
Manning & Napier, Cl A	843	14
Markel	199	103
MarketAxess Holdings	4,077	245
MB Financial	2,400	68
MBIA	5,600	57
MCG Capital	7,700	39
Meadowbrook Insurance Group	27,900	181
Medical Properties Trust †	5,500	67
Mercury General	500	24
MFA Financial †	96,582	720
MGIC Investment	7,929	58
Mid-America Apartment Communities †	6,060	379
Monmouth Real Estate Investment, Cl A †	1,055	10
Montpelier Re Holdings	18,100	472
Moody’s	12,521	880
Mortgage Investment Trust †	569	9
MPG Office Trust * †	3,215	10
MSCI, Cl A *	2,800	113
NASDAQ OMX Group, Cl A	1,149	37
National Bank Holdings, Cl A	516	11
National Health Investors †	800	46
National Penn Bancshares	46,067	463
National Retail Properties † (A)	1,600	51
National Western Life Insurance, Cl A	200	40
Navigators Group	800	46
NBT Bancorp	800	18
Nelnet, Cl A	932	36
New Residential Investment †	3,586	24
New York Mortgage Trust †	1,501	9
Northfield Bancorp	1,122	14
NorthStar Realty Finance †	3,462	32
Northwest Bancshares	4,100	54

6	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Schedule of Investments

Tax—Managed Small / Mid Cap Fund

September 30, 2013

		Market Value
Description	Shares	($ Thousands)
Ocwen Financial *	4,200	$234
OFG Bancorp	32,196	521
Old National Bancorp, Cl A	51,286	728
Old Republic International	4,000	62
Omega Healthcare Investors † (A)	19,600	585
OmniAmerican Bancorp, Cl A *	888	22
One Liberty Properties †	140	3
Oppenheimer Holdings, Cl A	660	12
Oritani Financial	4,100	68
Pacific Continental	884	12
PacWest Bancorp (A)	33,580	1,154
Park National (A)	300	24
Parkway Properties †	613	11
PartnerRe	12,209	1,118
Pebblebrook Hotel Trust †	25,271	726
PennantPark Investment	4,200	47
Pennsylvania †	27,100	507
PennyMac Mortgage Investment Trust †	15,076	342
Peoples Bancorp	427	9
People’s United Financial	9,000	129
PHH *	1,000	24
Phoenix *	230	9
Platinum Underwriters Holdings	7,872	470
Popular	13,850	363
Portfolio Recovery Associates	1,200	72
Post Properties †	8,570	386
Principal Financial Group, Cl A	7,000	300
PrivateBancorp, Cl A	8,400	180
ProAssurance	14,767	665
ProLogis †	9,597	361
Prospect Capital	5,940	66
Prosperity Bancshares	12,545	776
Protective Life	1,100	47
Provident Financial Services	11,461	186
PS Business Parks †	800	60
Radian Group (A)	45,363	632
RAIT Financial Trust †	15,380	109
Ramco-Gershenson Properties †	2,300	35
Raymond James Financial	1,947	81
Rayonier †	2,835	158
Realogy Holdings *	2,451	106
Realty Income † (A)	2,370	94
Redwood Trust † (A)	1,200	24
Regency Centers †	902	44
Regional Management *	1,170	37
Regions Financial	49,700	460
Reinsurance Group of America, Cl A	13,722	919
RenaissanceRe Holdings	1,520	138
Resource Capital †	2,600	15
RLI	800	70
RLJ Lodging Trust †	1,749	41
Ryman Hospitality Properties †	720	25
S&T Bancorp	5,000	121
Sabra Health Care †	2,365	54
Safeguard Scientifics *	36,090	566
Selective Insurance Group	23,985	588
Senior Housing Properties Trust †	3,100	72
Signature Bank NY, Cl B	14,570	1,333
Silver Bay Realty Trust † (A)	239	4
Solar Capital	7,827	174

		Market Value
Description	Shares	($ Thousands)
Southwest Bancorp *	1,279	$19
Sovran Self Storage †	1,800	136
Spirit Realty Capital †	8,088	74
StanCorp Financial Group	11,800	649
Starwood Property Trust †	2,300	55
State Bank Financial	1,268	20
Stellus Capital Investment (A)	700	10
Sterling Financial	7,765	222
Stifel Financial * (A)	18,635	768
Strategic Hotels & Resorts * †	8,200	71
Summit Hotel Properties †	1,225	11
Sun Communities †	1,400	60
Sunstone Hotel Investors †	5,100	65
SunTrust Banks	17,321	562
Susquehanna Bancshares	74,259	932
SVB Financial Group, Cl B	9,803	847
Symetra Financial	18,800	335
Synovus Financial	21,700	72
Tanger Factory Outlet Centers †	2,000	65
Taubman Centers †	1,576	106
TCF Financial (A)	51,322	733
TD Ameritrade Holding	14,777	387
Terreno Realty †	654	12
Texas Capital Bancshares *	2,000	92
Tower Group International	3,359	24
Trustmark	900	23
Two Harbors Investment †	57,700	560
UMH Properties †	1,982	20
Umpqua Holdings (A)	13,297	216
United Bankshares (A)	4,300	125
United Community Banks	805	12
United Fire Group	4,000	122
Universal Health Realty Income Trust †	296	12
Unum Group	29,518	899
Validus Holdings	11,942	442
Valley National Bancorp (A)	6,730	67
ViewPoint Financial Group	3,900	81
Virtus Investment Partners *	2,337	380
Waddell & Reed Financial, Cl A	1,215	63
Walter Investment Management	1,164	46
Washington †	2,400	61
Washington Federal	1,500	31
Webster Financial	7,700	197
Weingarten Realty Investors †	2,140	63
WesBanco	12,800	381
Westamerica Bancorporation (A)	900	45
Western Alliance Bancorp	35,258	667
Western Asset Mortgage Capital † (A)	944	15
White Mountains Insurance Group	100	57
Whitestone, Cl B †	640	9
Willis Group Holdings	11,615	503
Wilshire Bancorp	1,754	14
Winthrop Realty Trust †	870	10
Wintrust Financial	600	25
WisdomTree Investments	33,922	394
World Acceptance (A)	800	72
WR Berkley	286	12
WSFS Financial	9,120	549
ZAIS Financial † (A)	562	10

7	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Schedule of Investments

Tax—Managed Small / Mid Cap Fund

September 30, 2013

		Market Value
Description	Shares	($ Thousands)
Zions Bancorporation	23,172	$635

		84,495

Health Care — 11.5%
Abaxis	1,600	67
ABIOMED *	473	9
Acadia Healthcare, Cl A * (A)	43,359	1,710
ACADIA Pharmaceuticals * (A)	1,229	34
Accuray *	4,734	35
Achillion Pharmaceuticals	1,268	4
Acorda Therapeutics	441	15
Actavis *	4,859	700
Aegerion Pharmaceuticals, Cl A	522	45
Aetna, Cl A	1,554	99
Affymetrix, Cl A	4,300	27
Agilent Technologies	16,571	849
Air Methods	1,800	77
Akorn *	45,333	892
Alere *	2,690	82
Alexion Pharmaceuticals *	4,530	526
Algeta *	11,072	427
Align Technology	23,810	1,146
Alkermes	4,000	134
Allscripts Healthcare Solutions *	2,740	41
Alnylam Pharmaceuticals *	2,841	182
AmerisourceBergen	6,134	375
Amsurg	11,452	455
Antares Pharma * (A)	5,209	21
Arena Pharmaceuticals * (A)	9,805	52
Ariad Pharmaceuticals *	6,800	125
Arqule	4,292	10
Array BioPharma *	5,436	34
ArthroCare	2,478	88
Astex Pharmaceuticals *	1,777	15
athenahealth	1,600	174
Auxilium Pharmaceuticals	612	11
AVANIR Pharmaceuticals, Cl A *	2,263	9
BioMarin Pharmaceuticals	2,726	197
Bio-Reference Labs	1,000	30
Brookdale Senior Living, Cl A *	20,626	542
Bruker BioSciences *	20,184	417
Capital Senior Living *	200	4
CareFusion *	13,842	511
Catamaran	1,536	71
Celldex Therapeutics, Cl A (A)	17,407	617
Centene *	1,600	102
Cepheid (A)	7,980	312
Cerus *	5,403	36
Charles River Laboratories International *	17,380	804
Chemed (A)	800	57
Clovis Oncology *	4,143	252
Community Health Systems	11,237	466
Computer Programs & Systems	800	47
Conmed	16,275	553
Cooper, Cl A	1,084	141
Coronado Biosciences * (A)	19,910	140
Covance *	11,966	1,035
Cubist Pharmaceuticals	25,437	1,616
Curis * (A)	3,125	14
Cytokinetics *	916	7
Dendreon (A)	2,784	8

		Market Value
Description	Shares	($ Thousands)
Dentsply International	11,106	$482
DexCom *	27,297	771
Dyax *	3,774	26
Emergent Biosolutions *	1,200	23
Emeritus	1,400	26
Endo Pharmaceuticals Holdings *	11,142	506
Endocyte * (A)	4,773	63
Endologix	1,338	22
Envision Healthcare Holdings *	31,300	815
Exact Sciences	963	11
Exelixis (A)	53,190	310
Gentiva Health Services	700	8
Globus Medical, Cl A *	581	10
Greatbatch	29,050	989
Greenway Medical Technologies (A)	1,121	23
Haemonetics *	1,600	64
Halozyme Therapeutics (A)	2,500	28
Hanger Orthopedic Group *	1,546	52
Health Management Associates, Cl A	5,100	65
Health Net, Cl A	1,800	57
HealthSouth	25,587	882
Healthways	3,400	63
HeartWare International *	15,521	1,136
Hill-Rom Holdings	1,400	50
HMS Holdings *	2,100	45
Hologic	9,219	190
Horizon Pharma * (A)	4,049	14
Humana	12,651	1,181
Hyperion Therapeutics *	19,131	500
ICON *	23,320	954
Idexx Laboratories	1,226	122
Illumina *	9,124	737
Immunogen * (A)	26,820	456
Immunomedics *	1,942	12
Impax Laboratories *	2,000	41
Incyte	13,610	519
Insulet	20,660	749
Intercept Pharmaceuticals *	4,570	315
InterMune	1,670	26
IPC The Hospitalist	12,916	659
Ironwood Pharmaceuticals, Cl A * (A)	23,052	273
Isis Pharmaceuticals	15,700	589
Jazz Pharmaceuticals (A)	10,806	994
Keryx Biopharmaceuticals * (A)	1,450	15
Kindred Healthcare	21,945	295
LHC Group	500	12
LifePoint Hospitals	6,700	312
Magellan Health Services *	8,055	483
MAKO Surgical * (A)	835	25
MannKind * (A)	9,300	53
Masimo	1,600	43
MedAssets *	5,591	142
Medicines *	15,249	511
Medidata Solutions *	360	35
Medivation *	1,438	86
MEDNAX	21,433	2,152
Meridian Bioscience	2,500	59
Merit Medical Systems *	3,125	38
Merrimack Pharmaceuticals * (A)	2,260	9

8	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Schedule of Investments

Tax—Managed Small / Mid Cap Fund

September 30, 2013

		Market Value
Description	Shares	($ Thousands)
Mettler Toledo International	592	$142
Momenta Pharmaceuticals *	18,067	260
Myriad Genetics *	2,200	52
Navidea Biopharmaceuticals (A)	5,425	14
Nektar Therapeutics	8,109	85
Neogen, Cl B	900	55
NPS Pharmaceuticals	34,231	1,089
NuVasive *	1,300	32
NxStage Medical *	707	9
Omeros * (A)	1,972	19
Omnicare	3,200	178
Omnicell	1,300	31
Opko Health * (A)	1,431	13
Optimer Pharmaceuticals	767	10
OraSure Technologies *	2,604	16
Orexigen Therapeutics *	1,680	10
Orthofix International	4,400	92
Owens & Minor (A)	950	33
Pacific Biosciences of California	5,998	33
Pacira Pharmaceuticals * (A)	31,083	1,495
Parexel International	19,700	989
Patterson	13,184	530
PDL BioPharma	31,100	248
PerkinElmer	13,402	506
Pharmacyclics *	3,521	487
PharMerica	19,200	255
Premier, Cl A *	13,693	434
Progenics Pharmaceuticals *	2,272	11
Puma Biotechnology *	5,991	321
QIAGEN	8,077	173
Quest Diagnostics	8,270	511
Questcor Pharmaceuticals	6,945	403
Raptor Pharmaceutical * (A)	977	15
Regeneron Pharmaceuticals *	1,458	456
Repros Therapeutics * (A)	9,960	267
ResMed (A)	4,239	224
Rigel Pharmaceuticals *	2,958	11
Rockwell Medical * (A)	2,762	31
Salix Pharmaceuticals	11,000	736
Sangamo Biosciences	980	10
Santarus *	509	11
Sarepta Therapeutics * (A)	552	26
Sciclone Pharmaceuticals *	41,200	209
Seattle Genetics * (A)	15,580	683
Select Medical Holdings	33,500	270
Sequenom * (A)	9,761	26
Sirona Dental Systems, Cl A	18,170	1,216
Spectrum Pharmaceuticals (A)	1,441	12
Staar Surgical *	978	13
STERIS, Cl A	1,400	60
Symmetry Medical *	1,500	12
Synageva BioPharma, Cl A	4,726	299
Synergy Pharmaceuticals *	2,164	10
Team Health Holdings	35,068	1,330
TearLab * (A)	21,429	237
Techne, Cl A	900	72
Teleflex	3,789	312
Tenet Healthcare *	3,525	145
TESARO * (A)	13,523	524
Theravance, Cl A	1,400	57
Thoratec *	1,500	56

		Market Value
Description	Shares	($ Thousands)
Tornier BV	721	$14
Unilife (A)	3,311	11
United Therapeutics	10,414	821
Universal Health Services, Cl B	2,241	168
US Physical Therapy	900	28
Valeant Pharmaceuticals International	8,605	898
Vertex Pharmaceuticals	7,573	574
ViroPharma	2,500	98
Vivus (A)	2,439	23
Vocera Communications	732	14
Volcano	2,000	48
Warner Chilcott, Cl A	5,284	121
WellCare Health Plans	19,943	1,391
West Pharmaceutical Services	2,200	91
Wright Medical Group	970	25
XenoPort	2,066	12
XOMA	6,744	30

		55,810

Industrials — 17.5%
3D Systems * (A)	2,147	116
AAON Inc.	3,375	90
AAR	1,100	30
ABM Industries	2,100	56
Acacia Research (A)	1,500	35
ACCO Brands *	1,991	13
Accuride	3,007	15
Acorn Energy (A)	1,163	7
Actuant, Cl A	50,075	1,945
Acuity Brands	15,488	1,425
Advisory Board	2,000	119
Aecom Technology *	1,800	56
Aerovironment	1,600	37
AGCO	16,397	991
Air Lease, Cl A	19,936	551
Aircastle	31,832	554
Alaska Air Group	1,600	100
Albany International, Cl A	1,900	68
Alliant Techsystems	7,015	684
Altra Holdings	34,013	915
Ampco-Pittsburgh	8,000	143
AO Smith	2,200	99
Apogee Enterprises	20,550	610
Applied Industrial Technologies, Cl A	16,301	840
ARC Document Solutions *	2,532	12
Arkansas Best	900	23
Armstrong World Industries	19,979	1,098
Atlas Air Worldwide Holdings *	800	37
Avery Dennison	1,272	55
Avis Budget Group *	20,807	600
Barnes Group	12,250	428
BE Aerospace	1,577	116
Beacon Roofing Supply	5,422	200
Belden	16,897	1,082
Blount International	5,419	66
Brady, Cl A	244	7
Briggs & Stratton (A)	33,192	668
Brink’s	3,100	88
Calgon Carbon	5,791	110
Canadian Pacific Railway	3,319	409

9	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Schedule of Investments

Tax—Managed Small / Mid Cap Fund

September 30, 2013

		Market Value
Description	Shares	($ Thousands)
Carlisle	26,958	$1,895
Casella Waste Systems, Cl A *	2,536	15
Chart Industries *	10,506	1,293
Chicago Bridge & Iron	2,261	153
Cintas	12,151	622
CIRCOR International	10,985	683
Clarcor	1,200	67
Clean Harbors *	18,564	1,089
Colfax *	5,231	295
Con-way	19,621	846
Copa Holdings, Cl A	2,016	280
Copart	2,400	76
Corporate Executive Board	1,100	80
Covanta Holding	3,100	66
Crane, Cl A	600	37
Curtiss-Wright	26,497	1,244
Delta Air Lines, Cl A	33,230	784
Deluxe	11,400	475
DigitalGlobe *	27,238	861
Donaldson, Cl A	3,704	141
Dover	6,100	548
Dun & Bradstreet	388	40
Dycom Industries *	37,610	1,053
Dynamic Materials	986	23
EMCOR Group	19,967	781
EnerNOC *	1,300	19
Engility Holdings	1,216	39
EnPro Industries	5,521	332
Equifax	2,212	132
ESCO Technologies	3,936	131
Esterline Technologies *	800	64
Exelis	1,677	26
Federal Signal	3,905	50
Flowserve	11,463	715
Fluor	17,461	1,239
Fortune Brands Home & Security	17,594	732
Forward Air	4,163	168
Franklin Electric	5,956	235
FTI Consulting	11,988	453
G&K Services	22,348	1,350
GATX	700	33
GenCorp	3,047	49
Generac Holdings	43,048	1,836
General Cable	8,827	280
Genesee & Wyoming, Cl A *	11,043	1,027
Gibraltar Industries *	686	10
Gorman-Rupp	1,562	63
Graco	600	44
GrafTech International (A)	2,200	19
Graham, Cl A	528	19
Granite Construction	5,570	170
Great Lakes Dredge & Dock	3,253	24
Greenbrier *	15,900	393
Harsco	3,200	80
Hawaiian Holdings (A)	41,000	305
HD Supply Holdings *	54,911	1,206
Heartland Express	2,631	37
HEICO	1,761	119
Heidrick & Struggles International	411	8
Herman Miller	1,500	44
Hertz Global Holdings *	29,064	644

		Market Value
Description	Shares	($ Thousands)
Hexcel, Cl A *	29,460	$1,143
Higher One Holdings * (A)	781	6
HNI	3,926	142
Hub Group, Cl A *	1,400	55
Hubbell, Cl B	1,284	134
Hyster-Yale Materials Handling	1,266	114
IDEX	16,310	1,064
II-VI	2,000	38
Insteel Industries	905	14
Interface, Cl A	78,455	1,557
JB Hunt Transport Services	10,796	787
JetBlue Airways *	1,486	10
John Bean Technologies, Cl A	8,177	203
Kadant	25,677	862
Kaman, Cl A	2,096	79
KAR Auction Services	17,343	489
Kaydon	8,116	288
KBR	4,000	131
Kelly Services, Cl A	1,200	23
Kennametal	1,100	50
Keyw Holding, Cl A * (A)	32,535	438
Kirby *	20,577	1,781
Knoll, Cl B	1,200	20
Kratos Defense & Security Solutions *	1,570	13
L-3 Communications Holdings	7,300	690
Landstar System	1,100	62
Layne Christensen	1,000	20
Leidos Holdings * (A)	7,453	339
Lennox International	2,400	181
Lincoln Electric Holdings	15,186	1,012
Lydall	7,291	125
Manitowoc	2,585	51
Manpowergroup	1,493	109
Marten Transport	2,100	36
MasTec	4,539	137
Mcgrath Rentcorp	1,900	68
Middleby *	5,440	1,136
Moog, Cl A *	30,666	1,799
MRC Global *	358	10
MSC Industrial Direct, Cl A	8,352	680
Mueller Industries	500	28
Mueller Water Products, Cl A	6,176	49
National Presto Industries	100	7
Navistar International *	993	36
Nordson	1,300	96
Northwest Pipe *	14,820	487
Old Dominion Freight Line, Cl A	21,039	968
On Assignment	17,343	572
Orbital Sciences *	9,117	193
Orion Marine Group	18,042	188
Oshkosh Truck	13,500	661
Owens Corning	30,795	1,170
Pall	13,368	1,030
Parker Hannifin, Cl A	5,185	564
Pentair	2,782	181
Performant Financial *	11,980	131
Pitney Bowes (A)	23,538	428
Polypore International * (A)	10,501	430
Quad (A)	12,000	364
Quanex Building Products	1,800	34
Quanta Services *	3,656	101

10	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Schedule of Investments

Tax—Managed Small / Mid Cap Fund

September 30, 2013

		Market Value
Description	Shares	($ Thousands)
RBC Bearings	11,621	$766
Regal-Beloit	12,903	877
Republic Airways Holdings *	28,200	336
Resources Connection	2,600	35
Robert Half International	2,370	93
RR Donnelley & Sons (A)	39,066	617
Ryder System	8,900	531
Saia	9,900	309
Simpson Manufacturing	19,760	644
Skywest	11,800	171
SolarCity * (A)	363	13
Spirit Aerosystems Holdings, Cl A *	1,500	36
Spirit Airlines	25,591	877
SPX	600	51
Stanley Black & Decker	6,461	585
Steelcase, Cl A	25,800	429
Stericycle, Cl A *	5,986	691
Stratasys (A)	585	59
Swift Transportation, Cl A *	636	13
TAL International Group (A)	6,200	290
Team *	6,947	276
Teledyne Technologies *	13,100	1,113
Terex	9,728	327
Tetra Tech *	19,424	503
Textron	7,400	204
Timken	6,716	406
Toro	1,400	76
Towers Watson, Cl A	9,965	1,066
TransDigm Group	1,533	213
TRC	1,458	11
Trimas	9,432	352
Trinity Industries	16,839	764
Triumph Group	7,500	527
TrueBlue *	72,166	1,733
Tutor Perini	3,700	79
Unifirst	644	67
United Rentals	19,987	1,165
United Stationers	1,000	43
Universal Forest Products	1,908	80
URS	9,000	484
US Airways Group (A)	3,969	75
USG	1,100	31
UTI Worldwide	2,500	38
Valmont Industries	6,135	852
Vicor	2,300	19
Wabash National	2,806	33
Wabtec	3,600	226
WageWorks	18,756	946
Waste Connections	1,800	82
Watsco	600	57
Watts Water Technologies, Cl A	5,373	303
Werner Enterprises	1,900	44
WESCO International	14,940	1,143
Woodward	1,400	57
Xylem	19,963	558
YRC Worldwide * (A)	375	6

		85,036

Information Technology — 17.7%
Accelrys *	1,224	12
ACI Worldwide *	3,453	187

		Market Value
Description	Shares	($ Thousands)
Acxiom *	42,207	$1,198
Adtran (A)	24,565	654
Advanced Energy Industries *	13,600	238
Advanced Micro Devices	12,970	49
Advent Software	1,000	32
Alliance Data Systems *	5,741	1,214
Amdocs	15,300	561
Amphenol, Cl A	10,134	784
ANADIGICS *	4,717	9
Angie’s List * (A)	40,107	902
Anixter International *	500	44
Ansys	2,600	225
AOL	2,700	93
Applied Materials	55,197	968
Applied Micro Circuits *	370	5
Arris Group *	7,200	123
Arrow Electronics, Cl A *	1,900	92
Aruba Networks (A)	17,158	285
ASML Holding, Cl G	690	68
Aspen Technology *	25,743	889
Atmel	76,017	566
ATMI *	800	21
Audience *	895	10
Avago Technologies, Cl A	19,600	845
Avnet	8,652	361
Bankrate * (A)	38,672	796
Bazaarvoice *	1,196	11
Benchmark Electronics	25,511	584
Black Box	5,800	178
Blackbaud, Cl A	1,000	39
Bottomline Technologies	2,964	83
Brightcove *	1,176	13
Broadridge Financial Solutions	1,700	54
Brocade Communications Systems	80,800	650
CACI International, Cl A	2,848	197
Cadence Design Systems	173,953	2,348
Calix *	2,331	30
Callidus Software *	1,561	14
Cavium *	23,710	977
Checkpoint Systems *	1,100	18
Ciena * (A)	42,625	1,065
Cognex	2,800	88
Coherent	4,934	303
CommVault Systems *	1,400	123
Computer Sciences	5,000	259
comScore *	429	12
Comtech Telecommunications	8,619	210
Concur Technologies * (A)	7,546	834
Constant Contact	16,438	389
Convergys	35,357	663
CoreLogic	16,277	440
Cornerstone OnDemand	20,216	1,040
CoStar Group	16,043	2,694
Cray	1,586	38
Cree	2,453	148
CSG Systems International	16,700	418
Cvent *	5,627	198
Cypress Semiconductor (A)	3,500	33
Dealertrack Technologies	51,268	2,196
Demand Media	6,260	40
Demandware	22,408	1,038

11	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Schedule of Investments

Tax—Managed Small / Mid Cap Fund

September 30, 2013

		Market Value
Description	Shares	($ Thousands)
Diebold	16,976	$499
Digital River *	538	10
Diodes	1,800	44
DST Systems	600	45
DTS	502	10
EarthLink	89,059	441
Ebix	896	9
Echo Global Logistics	1,761	37
EchoStar, Cl A *	2,900	127
Electronics for Imaging	1,300	41
Emulex	31,411	244
Entegris *	6,300	64
Entropic Communications *	2,332	10
Envestnet	420	13
EPAM Systems *	372	13
Euronet Worldwide *	1,400	56
ExlService Holdings	6,761	193
F5 Networks, Cl A *	5,583	479
Factset Research Systems (A)	800	87
Fair Isaac	800	44
Fairchild Semiconductor International	27,463	381
FARO Technologies *	1,300	55
FEI	1,500	132
Fidelity National Information Services, Cl B	13,012	604
Finisar *	1,589	36
FireEye *	8,603	357
First Solar * (A)	1,132	46
FleetCor Technologies	9,576	1,055
FleetMatics Group	49,618	1,863
Flir Systems	2,400	75
Forgame Holdings *	2,300	15
FormFactor *	1,169	8
Forrester Research	1,400	51
Fusion-io	1,729	23
Gartner *	2,600	156
Genpact	29,114	550
Global Cash Access Holdings	2,457	19
Global Payments	2,534	129
Glu Mobile (A)	4,445	12
GT Advanced Technologies *	2,771	24
Guidewire Software, Cl Z	22,175	1,045
Harris	11,700	694
Heartland Payment Systems (A)	25,152	999
Hittite Microwave, Cl A *	500	33
IAC	21,184	1,158
Immersion *	2,588	34
Imperva *	3,026	127
Infinera *	65,730	743
Infoblox *	814	34
Informatica	2,900	113
Ingram Micro, Cl A	1,651	38
Inphi	29,688	399
Insight Enterprises *	9,500	180
Integrated Device Technology *	50,575	476
Interactive Intelligence Group *	194	12
InterDigital	1,000	37
International Rectifier *	1,600	40
Intersil, Cl A	3,003	34
IntraLinks Holdings, Cl A	39,230	345
InvenSense, Cl A *	896	16

		Market Value
Description	Shares	($ Thousands)
IPG Photonics (A)	900	$51
Itron *	422	18
Ixia	18,005	282
j2 Global (A)	1,700	84
Jabil Circuit	24,100	522
JDS Uniphase	4,525	66
Jive Software *	986	12
Juniper Networks	20,887	415
Kemet *	2,428	10
KLA-Tencor	10,591	644
KVH Industries *	779	11
Lattice Semiconductor *	135,851	606
Lender Processing Services	1,114	37
Lexmark International, Cl A (A)	7,099	234
Limelight Networks *	1,566	3
LinkedIn, Cl A *	2,896	713
Liquidity Services * (A)	6,827	229
Littelfuse	800	63
LivePerson *	1,135	11
LogMeIn *	18,630	578
LSI Logic	14,595	114
Manhattan Associates	2,570	245
Mantech International, Cl A	900	26
Marketo *	10,082	321
Marvell Technology Group	25,200	290
MAXIMUS	14,859	669
Measurement Specialties	2,900	157
Mentor Graphics	2,400	56
Mercury Systems *	1,090	11
Methode Electronics	2,700	76
Micrel	7,000	64
Microchip Technology (A)	13,385	539
Micros Systems	1,138	57
Microsemi	1,300	32
MicroStrategy, Cl A *	118	12
Millennial Media *	1,146	8
MKS Instruments	10,993	292
Molex	2,368	91
MoneyGram International	2,123	42
Monolithic Power Systems	2,213	67
Monotype Imaging Holdings	454	13
MTS Systems, Cl A	1,000	64
National Instruments	1,606	50
NCR	3,736	148
NetApp	15,586	664
NETGEAR	1,600	49
Netscout Systems *	4,329	111
NetSuite *	1,400	151
NeuStar, Cl A	1,000	49
NIC	4,100	95
Nuance Communications *	5,900	110
NVE *	200	10
OmniVision Technologies	1,400	21
ON Semiconductor *	11,300	83
OpenTable *	2,967	208
OSI Systems *	1,300	97
Palo Alto Networks	8,832	405
Pandora Media (A)	56,067	1,409
Parkervision * (A)	2,293	8
Photronics *	31,059	243
Plantronics	1,100	51
Plexus *	1,500	56

12	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Schedule of Investments

Tax—Managed Small / Mid Cap Fund

September 30, 2013

		Market Value
Description	Shares	($ Thousands)
PMC—Sierra *	8,500	$56
Polycom *	8,000	87
Power Integrations	16,297	883
Procera Networks *	699	11
PROS Holdings *	332	11
PTC *	95,914	2,727
QLIK Technologies	1,807	62
QLogic	1,076	12
Quality Systems	1,000	22
Quantum *	8,799	12
Rackspace Hosting (A)	2,588	137
Rambus	1,900	18
RealD (A)	2,286	16
RealNetworks	2,800	24
RealPage *	552	13
Red Hat	9,462	437
Responsys	1,557	26
RF Micro Devices, Cl A	89,893	507
Riverbed Technology	3,138	46
Rofin-Sinar Technologies *	1,100	27
Rogers *	10,877	647
Rovi	724	14
Rubicon Technology * (A)	404	5
Ruckus Wireless (A)	851	14
SAIC (A)	—	—
Sanmina *	1,177	21
Sapient *	2,100	33
Scansource *	4,143	143
Science Applications International *	4,259	144
Seagate Technology	19,200	840
Semtech	3,100	93
ServiceNow * (A)	17,643	917
ServiceSource International * (A)	39,691	479
Shutterstock (A)	13,918	1,012
Silicon Graphics International * (A)	2,400	39
Silicon Laboratories	1,600	68
Skyworks Solutions	4,477	111
SolarWinds	3,400	119
Solera Holdings	900	48
Sonus Networks	21,550	73
Sourcefire	531	40
Splunk	15,447	927
SS&C Technologies Holdings *	24,251	924
Stamps.com *	12,475	573
SunEdison *	67,503	538
SunPower, Cl A (A)	821	22
Sykes Enterprises *	13,834	248
Symantec, Cl A	16,576	410
Synaptics (A)	21,994	974
Synopsys	22,055	831
Syntel	1,400	112
Tableau Software, Cl A *	3,924	280
Take-Two Interactive Software, Cl A *	2,400	44
Tangoe (A)	689	16
Tech Data	12,100	604
TeleTech Holdings	5,391	135
Tellabs, Cl A	8,847	20
Teradyne	38,439	635
Tessera Technologies	4,036	78

		Market Value
Description	Shares	($ Thousands)
TIBCO Software, Cl E	9,438	$242
TiVo *	2,000	25
Total System Services	2,800	82
Trimble Navigation	5,604	166
TriQuint Semiconductor	4,100	33
Trulia (A)	35,591	1,674
Tyler Technologies	6,423	562
Ultimate Software Group *	8,304	1,224
Ultra Clean Holdings	39,209	271
Ultratech *	15,395	466
Unisys	670	17
United Online	29,700	237
Universal Display	119	4
Unwired Planet *	5,749	10
Valueclick (A)	3,600	75
Veeco Instruments	18,097	674
VeriFone Holdings	377	9
Verint Systems *	21,844	810
Viasat (A)	1,100	70
VirnetX Holding (A)	645	13
Virtusa	20,123	585
Vishay Intertechnology	29,200	376
Vishay Precision Group	192	3
VistaPrint (A)	900	51
Vocus *	973	9
Volterra Semiconductor	—	—
Vringo * (A)	3,344	10
Web.com Group	50,238	1,625
WebMD Health, Cl A (A)	1,121	32
Western Digital	13,200	837
WEX	9,292	815
WNS Holdings ADR *	31,900	677
Workday, Cl A	5,951	482
Xilinx	15,307	717
Yelp, Cl A	5,533	366
Zebra Technologies, Cl A	8,114	370
Zillow, Cl A (A)	537	45
Zix *	2,433	12
Zynga, Cl A *	14,512	53

		86,217

Materials — 4.9%
Advanced Emissions Solutions *	258	11
Air Products & Chemicals	3,736	398
Albemarle	13,090	824
Allegheny Technologies (A)	28,439	868
Alpha Natural Resources *	4,329	26
AMCOL International	1,500	49
American Vanguard, Cl B	413	11
Aptargroup	1,800	108
Ashland	2,600	240
Axiall	3,300	125
Balchem	1,400	72
Ball	4,789	215
Bemis	1,700	66
Berry Plastics Group *	454	9
Boise	37,622	474
Cabot	900	38
Carpenter Technology	1,300	76
Century Aluminum	5,100	41
Chemtura *	1,310	30

13	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Schedule of Investments

Tax—Managed Small / Mid Cap Fund

September 30, 2013

		Market Value
Description	Shares	($ Thousands)
Clearwater Paper	800	$38
Cliffs Natural Resources (A)	3,818	78
Coeur Mining	3,300	40
Commercial Metals, Cl A	720	12
Compass Minerals International, Cl A	1,100	84
Crown Holdings	4,800	203
Cytec Industries	4,000	325
Domtar	4,200	334
Eagle Materials	700	51
Eastman Chemical	4,248	331
Ecolab	1	—
Ferro	2,300	21
Flotek Industries *	1,999	46
General Moly *	5,264	9
Glatfelter	1,700	46
Globe Specialty Metals	5,200	80
Gold Resource (A)	1,318	9
Graphic Packaging Holding *	1,313	11
Greif, Cl A	16,019	785
GSE Holding	1,950	4
H.B. Fuller	5,308	240
Handy & Harman	715	17
Headwaters, Cl A *	65,325	587
Horsehead Holding	2,100	26
Huntsman	28,000	577
Innophos Holdings	7,993	422
Innospec	250	12
International Flavors & Fragrances	1,082	89
Intrepid Potash (A)	1,177	18
Kaiser Aluminum	2,571	183
KapStone Paper and Packaging	32,324	1,383
Koppers Holdings	480	21
Kraton Performance Polymers *	491	10
Louisiana-Pacific	2,589	46
Martin Marietta Materials, Cl A	700	68
Materion	595	19
Methanex	11,446	587
Minerals Technologies	12,803	632
Neenah Paper, Cl A	6,713	264
Nucor	7,430	364
Olin	28,100	648
OM Group *	2,200	74
Owens-Illinois	26,118	784
Packaging Corp of America	2,600	149
PolyOne	71,320	2,190
PPG Industries	3,068	513
Reliance Steel & Aluminum	1,200	88
Resolute Forest Products * (A)	925	12
Rock Tenn, Cl A	1,324	134
Rockwood Holdings	6,784	454
Royal Gold, Cl A	1,700	83
RPM International	3,100	112
RTI International Metals	26,285	842
Schnitzer Steel Industries, Cl A	400	11
Schulman A	6,775	200
Schweitzer-Mauduit International	11,197	678
Scotts Miracle-Gro, Cl A (A)	13,913	766
Sealed Air	3,733	102
Sensient Technologies	19,517	935
Sherwin-Williams, Cl A	4,873	888

		Market Value
Description	Shares	($ Thousands)
Silgan Holdings	24,595	$1,156
Sonoco Products	1,400	55
Steel Dynamics	13,947	233
Stillwater Mining * (A)	2,600	29
SunCoke Energy *	907	15
Tahoe Resources	3,516	63
Texas Industries * (A)	600	40
UFP Technologies	13,800	314
United States Steel (A)	2,814	58
Universal Stainless & Alloy *	346	11
US Silica Holdings	492	12
Valspar	1,860	118
Westlake Chemical	172	18
Worthington Industries	309	11
WR Grace *	1,400	122
Zep	713	12

		23,683

Telecommunication Services — 0.4%
8x8 Inc. *	1,214	12
Cincinnati Bell, Cl A *	7,194	20
Cogent Communications Group	1,395	45
Consolidated Communications Holdings	1,600	28
Frontier Communications (A)	7,286	30
inContact *	1,263	10
Inteliquent	18,500	179
Iridium Communications (A)	38,100	262
Level 3 Communications	4,006	107
Lumos Networks	1,400	30
NTELOS Holdings	1,400	26
Premiere Global Services *	16,400	163
RingCentral, Cl A *	8,208	148
SBA Communications, Cl A	2,217	178
Shenandoah Telecommunications	520	13
T-Mobile US	3,365	87
Towerstream * (A)	4,484	13
tw telecom, Cl A *	5,300	158
USA Mobility	15,500	220
Vonage Holdings	87,900	276
Windstream Holdings (A)	10,320	83

		2,088

Utilities — 2.9%
AGL Resources	16,026	738
ALLETE	12,355	597
Alliant Energy	1,300	64
American States Water	3,400	94
American Water Works	3,741	154
Aqua America	336	8
Atmos Energy	2,500	106
Avista	15,500	409
Black Hills, Cl A	700	35
California Water Service Group, Cl A	2,800	57
Chesapeake Utilities	8,200	430
Cleco	19,247	863
CMS Energy	10,600	279
Dynegy *	654	13
Edison International	6,468	298
El Paso Electric, Cl A	4,700	157
Empire District Electric (A)	4,400	95

14	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Schedule of Investments

Tax—Managed Small / Mid Cap Fund

September 30, 2013

		Market Value
Description	Shares	($ Thousands)
Great Plains Energy	56,958	$1,264
Hawaiian Electric Industries	4,800	121
Idacorp, Cl A	8,271	400
Integrys Energy Group	1,000	56
ITC Holdings	1,478	139
Laclede Group (A)	2,600	117
MDU Resources Group	5,300	148
MGE Energy	1,600	87
National Fuel Gas	372	26
New Jersey Resources	750	33
Northwest Natural Gas	1,400	59
NorthWestern	2,600	117
NRG Energy	5,999	164
NV Energy	3,400	80
OGE Energy	1,800	65
Otter Tail	1,800	50
Pepco Holdings	2,200	41
Piedmont Natural Gas (A)	1,800	59
Pinnacle West Capital	1,100	60
PNM Resources	25,390	575
Portland General Electric	62,817	1,773
SCANA	23,013	1,059
South Jersey Industries, Cl A	88	5
Southwest Gas	12,095	605
TECO Energy	1,800	30
UGI	20,300	794
UIL Holdings	16,670	620
UNS Energy	1,300	61
Vectren	2,100	70
Westar Energy, Cl A	1,900	58
WGL Holdings	13,815	590
Xcel Energy	18,351	507

		14,230

Total Common Stock (Cost $354,529) ($ Thousands)		465,708

EXCHANGE TRADED FUND — 0.2%
iShares Russell 2000 Index Fund (A)	8,119	866

Total Exchange Traded Fund (Cost $613) ($ Thousands)		866

	Number of Warrants
WARRANTS — 0.0%
Magnum Hunter Resources Expires 08/29/14 *	6,042	—
Magnum Hunter Resources Expires 04/20/16 *	467	—

Total Warrants (Cost $—) ($Thousands)		—

	Number of Rights
RIGHTS — 0.0%
Endo Pharmaceuticals	1,900	—

Total Rights (Cost $—) ($Thousands)		—

	Shares/
	Face Amount	Market Value
Description	($ Thousands)	($ Thousands)
AFFILIATED PARTNERSHIP — 10.0%
SEI Liquidity Fund, L.P. 0.100%**†† (B)	48,633,689	$48,634

Total Affiliated Partnership (Cost $48,634) ($ Thousands)		48,634

CASH EQUIVALENT — 4.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**††	22,677,227	22,677

Total Cash Equivalent (Cost $22,677) ($ Thousands)		22,677

U.S. TREASURY OBLIGATIONS (C) (D) — 0.2%
U.S. Treasury Bills
0.040%, 01/09/14	$775	775
0.075%, 02/06/14	164	164
0.071%, 07/24/14	54	54

Total U.S. Treasury Obligations (Cost $993) ($ Thousands)		993

Total Investments — 110.8% (Cost $427,446) ($ Thousands)		$538,878

A list of the open futures contracts held by the Fund at September 30, 2013, is as follows:

	Number Of		Unrealized
Type of	Contracts	Expiration	Appreciation
Contract	Long	Date	($ Thousands)
Russell 2000 Index E-MINI	65	Dec-2013	$116
S&P Mid 400 Index E-MINI	47	Dec-2013	53

			$169

For the year ended September 30, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $486,216 ($Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of September 30, 2013.
†	Real Estate Investment Trust.
††	Investment in Affiliated Security.
(A)	This security or a partial position of this security is on loan at September 30, 2013. The total market value of securities on loan at September 30, 2013 was $47,136 ($ Thousands)
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of September 30, 2013 was $48,634 ($Thousands).
(C)	The rate reported is the effective yield at the time of purchase.
(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

NASDAQ — National Association of Securities Dealers Automated Quotations

S&P — Standard and Poor’s

Ser — Series

15	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Schedule of Investments

Tax—Managed Small / Mid Cap Fund

September 30, 2013

The following is a list of the level of inputs used as of September 30, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$465,708	$—	$—	$465,708
Exchange Traded Fund	866	—	—	866
Right	—	—	—	—
Warrants	—	—	—	—
U.S. Treasury Obligations	—	993	—	993
Affiliated Partnership	—	48,634	—	48,634
Cash Equivalent	22,677	—	—	22,677

Total Investments in Securities	$489,251	$49,627	$—	$538,878

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$169	$—	$—	$169

Total Other Financial Instruments	$169	$—	$—	$169

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the year ended September 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended September 30, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

16	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Schedule of Investments

Mid—Cap Fund

September 30, 2013

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK — 94.6%
Consumer Discretionary — 15.6%
Aaron’s	1,000	$28
AMC Networks, Cl A *	3,000	205
American Eagle Outfitters	29,384	411
BorgWarner	800	81
Carter’s (A)	2,700	205
Chico’s FAS	3,400	57
Chipotle Mexican Grill, Cl A *	720	309
Cinemark Holdings	5,600	178
Coach	2,300	125
Darden Restaurants (A)	9,034	418
Dillard’s, Cl A	2,200	172
Discovery Communications, Cl A *	4,500	380
Dollar General *	11,920	673
Dollar Tree *	4,580	262
Foot Locker, Cl A	5,800	197
Fossil Group *	100	12
GameStop, Cl A (A)	8,800	437
Gap	5,900	238
Global Sources *	1,500	11
H&R Block	900	24
Harley-Davidson, Cl A	23,968	1,540
Harte-Hanks	1,900	17
Hasbro (A)	6,956	328
Interpublic Group	17,595	302
Jack in the Box *	200	8
Kohl’s	1,700	88
Liberty Media *	1,800	265
Lululemon Athletica * (A)	4,450	325
Macy’s	6,200	268
Madison Square Garden, Cl A *	5,700	331
Marriott Vacations Worldwide *	300	13
Mattel	2,600	109
Michael Kors Holdings *	14,600	1,088
Mohawk Industries *	4,200	547
Murphy USA *	925	37
Newell Rubbermaid, Cl B	14,645	403
O’Reilly Automotive *	6,150	785
PetSmart	8,277	631
Polaris Industries (A)	1,000	129
Ralph Lauren, Cl A	1,400	231
Ross Stores	12,850	935
Sally Beauty Holdings *	14,311	374
Scripps Networks Interactive, Cl A	3,100	242
Service International	9,900	184
Signet Jewelers	5,800	415
Tesla Motors * (A)	2,125	411
Under Armour, Cl A * (A)	3,875	308
Urban Outfitters *	15,600	574
VF (A)	1,110	221
WABCO Holdings *	300	25
Washington Post, Cl B	160	98
Whirlpool	1,880	275
Williams-Sonoma (A)	7,700	433
Wyndham Worldwide	1,000	61
Wynn Resorts	3,525	557

		16,981

Consumer Staples — 5.0%
Avon Products	28,300	583

		Market Value
Description	Shares	($ Thousands)
Bunge	3,400	$258
Coca-Cola Enterprises	13,892	559
Darling International *	22,655	480
Dr Pepper Snapple Group	5,000	224
Hershey	500	46
Ingredion	10,096	668
JM Smucker	5,058	531
Kroger	20,309	819
Lorillard	830	37
Molson Coors Brewing, Cl B	8,029	402
Nu Skin Enterprises, Cl A	2,200	211
SYSCO, Cl A (A)	11,644	371
WhiteWave Foods, Cl A	14,200	283

		5,472

Energy — 7.0%
Cabot Oil & Gas	17,200	642
Concho Resources *	5,580	607
Denbury Resources *	7,400	136
Devon Energy	1,500	87
Diamond Offshore Drilling (A)	2,900	181
Dril-Quip *	1,000	115
Ensco, Cl A	3,000	161
EQT	4,951	439
Frank’s International	12,700	380
Hess	1,800	139
HollyFrontier	2,700	114
Marathon Petroleum	3,200	206
McDermott International *	29,664	221
Murphy Oil	3,800	229
Nabors Industries	13,719	220
Newfield Exploration *	14,477	396
Noble Energy	5,000	335
Oceaneering International, Cl A	6,475	526
Pioneer Natural Resources	2,763	522
Range Resources	7,716	586
SM Energy	1,700	131
Southwestern Energy, Cl A	6,400	233
Spectra Energy	14,791	506
Superior Energy Services *	7,600	190
Tesoro	4,300	189
Valero Energy	5,000	171

		7,662

Financials — 15.5%
Affiliated Managers Group *	2,840	519
Alexandria Real Estate Equities †	6,738	430
Allstate	6,875	348
American Campus Communities †	11,641	398
American Capital Agency, Cl A †	9,300	210
American Capital Mortgage Investment †	6,400	126
American Financial Group	3,500	189
Ameriprise Financial	7,054	642
Annaly Capital Management †	21,000	243
Assured Guaranty	4,500	84
Axis Capital Holdings	7,200	312
Brown & Brown	2,300	74
Camden Property Trust †	400	25
CBRE Group, Cl A *	30,600	708
Cedar Shopping Centers †	1,900	10
CIT Group *	4,500	219
CNA Financial	4,400	168

1	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Schedule of Investments

Mid—Cap Fund

September 30, 2013

		Market Value
Description	Shares	($ Thousands)
Cole Real Estate Investment †	35,061	$430
East West Bancorp	13,500	431
Endurance Specialty Holdings	7,741	416
Fifth Third Bancorp	41,402	747
Franklin Street Properties †	11,600	148
General Growth Properties †	7,700	148
Hancock Holding, Cl A	11,082	348
Hartford Financial Services Group	15,669	488
HCC Insurance Holdings	300	13
Healthcare Trust of America, Cl A †	6,100	64
Hospitality Properties Trust †	7,200	204
Host Hotels & Resorts †	24,674	436
Howard Hughes *	1,800	202
Huntington Bancshares	27,900	230
ING US	6,200	181
Invesco	2,600	83
Invesco Mortgage Capital †	2,200	34
JAVELIN Mortgage Investment † (A)	1,600	19
Jones Lang LaSalle	2,260	197
KeyCorp	22,700	259
McGraw-Hill	4,300	282
MFA Financial †	6,100	45
Moody’s	10,375	730
NASDAQ OMX Group, Cl A	4,700	151
Nelnet, Cl A	1,800	69
PartnerRe	6,806	623
Progressive	1,700	46
ProLogis †	7,577	285
Regions Financial	20,100	186
Reinsurance Group of America, Cl A	7,006	469
Resource Capital †	6,700	40
RLJ Lodging Trust †	1,300	31
Signature Bank NY, Cl B	4,400	403
SLM	800	20
Starwood Property Trust †	8,100	194
Summit Hotel Properties †	700	6
SunTrust Banks	16,276	528
T. Rowe Price Group	3,300	237
Taubman Centers †	1,700	114
TCF Financial (A)	21,916	313
TD Ameritrade Holding	12,900	338
Unum Group	10,859	331
Ventas †	4,500	277
Waddell & Reed Financial, Cl A	4,100	211
Willis Group Holdings	10,244	444
XL Group, Cl A	7,400	228
Zions Bancorporation	17,173	471

		16,855

Health Care — 11.8%
Actavis *	3,775	544
Aetna, Cl A	1,600	102
Agilent Technologies	15,700	805
Alexion Pharmaceuticals *	6,570	763
AmerisourceBergen	5,410	331
Becton Dickinson	700	70
Brookdale Senior Living, Cl A *	14,900	392
Bruker BioSciences *	18,300	378

		Market Value
Description	Shares	($ Thousands)
C.R. Bard	1,800	$208
CareFusion *	12,908	476
Cerner *	5,500	289
Charles River Laboratories International *	7,752	358
Cigna	4,400	338
Dentsply International	9,794	425
Envision Healthcare Holdings *	9,300	242
HCA Holdings *	6,400	274
Humana	8,500	793
Illumina * (A)	7,100	574
Jazz Pharmaceuticals *	2,800	257
MEDNAX *	4,473	449
Mettler Toledo International * (A)	990	238
Myriad Genetics * (A)	5,300	125
Patterson	10,654	428
Pharmacyclics *	1,700	235
Premier, Cl A *	8,500	270
Quest Diagnostics	9,793	605
Regeneron Pharmaceuticals *	1,150	360
Sirona Dental Systems, Cl A *	9,350	626
St. Jude Medical	2,200	118
Techne, Cl A	700	56
United Therapeutics *	1,000	79
Universal Health Services, Cl B	3,200	240
Valeant Pharmaceuticals International	6,500	678
Vertex Pharmaceuticals *	5,900	447
Zimmer Holdings	3,400	279

		12,852

Industrials — 15.8%
Acuity Brands	5,850	538
Aecom Technology *	6,000	188
AGCO	4,000	242
Air Lease, Cl A	14,100	390
Amerco	510	94
Ametek	2,000	92
AO Smith	5,100	230
Armstrong World Industries *	700	38
Babcock & Wilcox	5,800	196
Canadian Pacific Railway	2,575	318
Carlisle	8,975	631
Cintas	8,289	425
Clean Harbors *	8,101	475
CNH Industrial *	3,445	43
CSX	1,400	36
Delta Air Lines, Cl A	26,100	616
Dover	8,080	726
Exelis	6,600	104
Flowserve	8,675	541
Fluor	14,494	1,028
Fortune Brands Home & Security	14,300	595
Generac Holdings *	9,400	401
HD Supply Holdings *	20,100	442
Hertz Global Holdings *	19,500	432
IDEX	200	13
JB Hunt Transport Services	8,500	620
Kirby *	5,650	489
L-3 Communications Holdings	2,380	225
Lennox International	900	68
Lincoln Electric Holdings	3,500	233

2	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Schedule of Investments

Mid—Cap Fund

September 30, 2013

		Market Value
Description	Shares	($ Thousands)
Masco	2,100	$45
Matson	6,500	170
MRC Global *	6,400	171
MSC Industrial Direct, Cl A	6,050	492
Norfolk Southern	2,200	170
Northrop Grumman	1,000	95
Oshkosh Truck *	5,200	255
Pall	10,200	786
Parker Hannifin, Cl A	4,574	497
Quanta Services *	7,700	212
Regal-Beloit	5,914	402
Republic Services	1,600	53
Rockwell Automation	2,700	289
Rollins	2,500	66
Spirit Aerosystems Holdings, Cl A *	7,600	184
Stanley Black & Decker	5,699	516
Stericycle, Cl A *	4,700	542
Timken	3,600	217
Towers Watson, Cl A	5,254	562
Tyco International	1,400	49
Valmont Industries	1,340	186
Wabtec	1,000	63
WW Grainger	1,030	270
Xylem	16,177	452

		17,213

Information Technology — 14.4%
Activision Blizzard	14,400	240
Akamai Technologies *	1,000	52
Alliance Data Systems * (A)	3,850	814
Amdocs	3,500	128
Amphenol, Cl A	8,350	646
Analog Devices	300	14
Ansys *	2,500	216
Applied Materials	49,700	872
Arrow Electronics, Cl A *	4,200	204
Aruba Networks *	12,300	205
Avago Technologies, Cl A	15,700	677
Avnet	5,900	246
Booz Allen Hamilton Holding, Cl A	2,600	50
CA	8,200	243
CoreLogic *	17,600	476
Diebold	7,291	214
DST Systems	2,400	181
F5 Networks, Cl A *	7,335	629
Fidelity National Information Services, Cl B	11,476	533
Fiserv, Cl A *	700	71
FleetCor Technologies *	6,525	719
Harris	3,300	196
IAC	3,900	213
Ingram Micro, Cl A *	8,500	196
Intuit	3,100	206
Juniper Networks *	18,421	366
KLA-Tencor	5,050	307
LinkedIn, Cl A *	2,270	559
LSI Logic	26,900	210
Marvell Technology Group	17,700	204
Maxim Integrated Products	2,600	77
Microchip Technology (A)	11,805	476

		Market Value
Description	Shares	($ Thousands)
NetApp	12,200	$520
ON Semiconductor *	6,100	44
Palo Alto Networks *	6,450	295
Polycom *	1,500	16
Red Hat *	8,950	413
Rovi *	7,400	142
SanDisk	3,700	220
ServiceNow * (A)	4,700	244
Skyworks Solutions *	4,700	117
Splunk *	6,100	366
Symantec, Cl A	25,719	637
Synopsys *	22,276	840
Syntel *	500	40
TE Connectivity	600	31
Total System Services	1,400	41
Western Digital	3,900	248
Workday, Cl A	4,675	378
Xerox	3,700	38
Xilinx (A)	12,050	565
Yahoo! *	600	20

		15,655

Materials — 5.4%
Air Products & Chemicals	3,294	351
Albemarle (A)	7,575	477
Alcoa (A)	7,000	57
Allegheny Technologies (A)	14,991	457
CF Industries Holdings	1,110	234
Eastman Chemical	500	39
Greif, Cl A	8,143	399
Huntsman	3,100	64
International Flavors & Fragrances	2,600	214
Nucor	6,553	321
Owens-Illinois	11,234	337
Packaging Corp of America	3,300	189
PPG Industries	2,975	497
Rock Tenn, Cl A	1,800	182
Rockwood Holdings	4,780	320
Scotts Miracle-Gro, Cl A (A)	6,638	365
Sherwin-Williams, Cl A	3,860	703
Silgan Holdings	6,286	296
Valspar	3,200	203
Westlake Chemical	1,700	178

		5,883

Telecommunication Services — 0.2%
CenturyTel (A)	4,400	138
Telephone & Data Systems	3,100	92

		230

Utilities — 3.9%
AES	18,000	239
AGL Resources	10,732	494
Ameren	4,900	170
American Water Works	5,500	227
Atmos Energy	3,100	132
DTE Energy	3,700	244
Edison International	9,504	438
Great Plains Energy	22,956	510
Portland General Electric	16,833	475
SCANA	10,208	470
TECO Energy (A)	—	—

3	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Schedule of Investments

Mid—Cap Fund

September 30, 2013

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
UGI	5,100	$200
Xcel Energy	25,380	701

		4,300

Total Common Stock (Cost $91,978) ($ Thousands)		103,103

AFFILIATED PARTNERSHIP — 6.5%
SEI Liquidity Fund, L.P. 0.070%**††(B)	7,046,466	7,046

Total Affiliated Partnership (Cost $7,046) ($ Thousands)		7,046

CASH EQUIVALENT — 5.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**††	6,478,508	6,479

Total Cash Equivalent (Cost $6,479) ($ Thousands)		6,479

U.S. TREASURY OBLIGATION (C) (D) — 0.3%
U.S. Treasury Bills
0.075%, 02/06/14	$356	356

Total U.S. Treasury Obligation (Cost $356) ($ Thousands)		356

Total Investments — 107.3% (Cost $105,859) ($ Thousands)		$116,984

A list of the open futures contracts held by the Fund at September 30, 2013, is as follows:

	Number of		Unrealized
Type of Contract	Contracts Long	Expiration Date	Appreciation ($ Thousands)
S&P Mid 400 Index E-MINI	42	Dec-2013	$47

For the year ended September 30, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $109,045 ($Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of September 30, 2013.
†	Real Estate Investment Trust.
††	Investment in Affiliated Security.
(A)	This security or a partial position of this security is on loan at September 30, 2013. The total market value of securities on loan at September 30, 2012 was $6,872 ($ Thousands)
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of September 30, 2013 was $7,046 ($Thousands).
(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.
(D)	The rate reported is the effective yield at the time of purchase.

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The following is a list of the level of inputs used as of September 30, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$103,103	$—	$—	$103,103
Affiliated Partnership	—	7,046	—	7,046
Cash Equivalent	6,479	—	—	6,479
U.S. Treasury Obligation	—	356	—	356

Total Investments in Securities	$109,582	$7,402	$—	$116,984

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$47	$—	$—	$47

Total Other Financial Instruments	$47	$—	$—	$47

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the year ended September 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended September 30, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $ 0 or have been rounded to $0.

4	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Schedule of Investments

U. S. Managed Volatility Fund

September 30, 2013

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK — 95.7%
Consumer Discretionary — 5.7%
Aaron’s	62,000	$1,717
Advance Auto Parts	27,879	2,305
Bed Bath & Beyond *	30,700	2,375
Best Buy	53,700	2,014
Big Lots *	28,000	1,039
Brinker International	27,292	1,106
Canadian Tire, Cl A	23,100	2,050
Cracker Barrel Old Country Store	25,100	2,591
DIRECTV *	86,000	5,139
GameStop, Cl A	45,300	2,249
Genuine Parts	7,800	631
H&R Block	73,300	1,954
Kohl’s	60,800	3,146
Panera Bread, Cl A *	5,076	805
PetSmart	23,169	1,767
Regal Entertainment Group, Cl A	3,042	58
Scripps Networks Interactive, Cl A	16,600	1,297
Six Flags Entertainment	10,887	368
Target, Cl A	167,867	10,740
Time Warner Cable, Cl A	33,400	3,727
Washington Post, Cl B	2,300	1,406

		48,484

Consumer Staples — 19.3%
Altria Group	151,161	5,192
Archer-Daniels-Midland	64,700	2,384
Bunge	54,487	4,136
Cal-Maine Foods	24,200	1,164
Campbell Soup	73,801	3,004
Church & Dwight	66,358	3,985
Clorox	94,440	7,718
Coca-Cola Enterprises	72,261	2,906
Colgate-Palmolive	33,818	2,005
ConAgra Foods	136,700	4,148
Costco Wholesale	26,958	3,103
CVS Caremark	95,700	5,431
Dr Pepper Snapple Group	103,923	4,658
Energizer Holdings	19,600	1,786
Flowers Foods	107,600	2,307
General Mills, Cl A	67,044	3,213
Harris Teeter Supermarkets	12,100	595
Hershey	89,548	8,283
Hormel Foods	199,582	8,406
Ingredion	25,300	1,674
JM Smucker	22,000	2,311
Kellogg	71,125	4,177
Kimberly-Clark	46,784	4,408
Kroger	168,500	6,797
Lorillard	80,720	3,615
McCormick	45,801	2,963
Metro, Cl A	40,300	2,526
Molson Coors Brewing, Cl B	83,600	4,191
PepsiCo	74,322	5,908
Philip Morris International	58,136	5,034
Reynolds American	54,837	2,675
Safeway	189,400	6,059
Sanderson Farms	41,900	2,734
SYSCO, Cl A	128,119	4,078
TreeHouse Foods *	29,100	1,945

		Market Value
Description	Shares	($ Thousands)
Tyson Foods, Cl A	311,002	$8,795
Universal	31,000	1,579
Walgreen	115,700	6,225
Wal-Mart Stores	170,047	12,577

		164,695

Energy — 2.8%
Chevron	62,200	7,557
ConocoPhillips	62,800	4,365
Core Laboratories	9,200	1,557
Diamond Offshore Drilling	14,200	885
Exxon Mobil	107,600	9,258
World Fuel Services	7,472	279

		23,901

Financials — 15.7%
Alleghany *	7,095	2,906
Allied World Assurance Holdings	70,424	6,999
Allstate	54,500	2,755
American Capital Agency, Cl A †	55,100	1,244
American Financial Group	36,200	1,957
Arch Capital Group *	54,268	2,938
Axis Capital Holdings	79,680	3,451
BOK Financial	33,300	2,109
CBOE Holdings	47,900	2,167
Chubb	52,400	4,677
Commerce Bancshares	871	38
Endurance Specialty Holdings	35,500	1,907
Equity Lifestyle Properties †	63,800	2,180
Erie Indemnity, Cl A	25,900	1,877
Everest Re Group	93,684	13,623
First Citizens BancShares, Cl A	1,035	213
First Niagara Financial Group	213,400	2,213
Genworth MI Canada	40,500	1,141
Hancock Holding, Cl A	30,900	970
HCC Insurance Holdings	95,100	4,167
Home Properties †	39,617	2,288
Huntington Bancshares	274,600	2,268
MFA Financial †	267,640	1,994
National Bank of Canada	48,400	4,006
PartnerRe	143,755	13,159
PennyMac Mortgage Investment Trust †	89,100	2,021
People’s United Financial	43,974	632
Platinum Underwriters Holdings	34,300	2,049
Primerica	40,700	1,642
Prosperity Bancshares	39,600	2,449
Public Storage †	12,538	2,013
RenaissanceRe Holdings	104,831	9,490
Signature Bank NY, Cl B *	26,800	2,453
Silver Bay Realty Trust †	7,187	112
SVB Financial Group, Cl B *	27,300	2,358
TFS Financial	202,400	2,423
Tower Group International	53,817	377
Travelers	65,600	5,561
Two Harbors Investment †	182,800	1,775
US Bancorp	165,047	6,037
Validus Holdings	187,096	6,919
White Mountains Insurance Group	3,500	1,987

		133,545

1	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Schedule of Investments

U. S. Managed Volatility Fund

September 30, 2013

		Market Value
Description	Shares	($ Thousands)
Health Care — 17.5%
Abbott Laboratories	87,418	$2,901
AbbVie	94,500	4,227
Actavis *	17,000	2,448
Aetna, Cl A	57,900	3,707
AmerisourceBergen	142,491	8,706
Amgen, Cl A	71,400	7,992
AstraZeneca ADR	56,700	2,944
Baxter International	52,700	3,462
Becton Dickinson	54,194	5,420
Cardinal Health	169,131	8,820
CareFusion *	63,300	2,336
Celgene, Cl A *	7,700	1,185
Cigna	28,500	2,190
Cooper, Cl A	3,500	454
Covance *	1,951	169
Cubist Pharmaceuticals *	37,400	2,377
Eli Lilly	82,585	4,157
Endo Pharmaceuticals Holdings *	54,100	2,458
Humana	42,500	3,967
Jazz Pharmaceuticals *	8,600	791
Johnson & Johnson	118,700	10,290
Laboratory Corp of America Holdings *	29,903	2,965
Magellan Health Services *	27,800	1,667
McKesson	93,046	11,938
Medtronic	52,100	2,774
Merck	159,800	7,608
Myriad Genetics *	3,215	76
Omnicare	41,300	2,292
Patterson	47,700	1,918
Perrigo	8,300	1,024
Pfizer	286,400	8,223
Quest Diagnostics	18,500	1,143
St. Jude Medical	58,600	3,143
Techne, Cl A	77,520	6,206
United Therapeutics *	55,800	4,400
UnitedHealth Group	58,500	4,189
WellPoint	54,700	4,573
Zimmer Holdings	44,700	3,672

		148,812

Industrials — 6.3%
Alliant Techsystems	45,300	4,420
Dun & Bradstreet	17,600	1,828
FTI Consulting *	32,000	1,209
General Dynamics	24,100	2,109
L-3 Communications Holdings	77,600	7,333
Landstar System	33,500	1,875
Leidos Holdings *	54,750	2,492
Lockheed Martin	85,616	10,920
Northrop Grumman	89,268	8,504
Old Dominion Freight Line, Cl A *	51,000	2,346
Raytheon	103,500	7,977
Rollins	90,800	2,407

		53,420

Information Technology — 8.6%
Activision Blizzard	134,400	2,240
Amdocs	278,322	10,198
AOL	33,106	1,145
Avnet	59,000	2,461

		Market Value
Description	Shares	($ Thousands)
Booz Allen Hamilton Holding, Cl A	7,269	$140
Broadridge Financial Solutions	90,345	2,869
CACI International, Cl A *	20,600	1,424
Cisco Systems	225,100	5,272
DST Systems	7,016	529
Factset Research Systems	12,234	1,335
Flextronics International *	253,100	2,301
Flir Systems	71,900	2,257
Global Payments	49,400	2,523
Harris	66,433	3,939
Ingram Micro, Cl A *	102,600	2,365
Intel	153,300	3,514
International Business Machines	42,800	7,926
Jack Henry & Associates	19,300	996
Microsoft	196,700	6,552
NeuStar, Cl A *	17,000	841
Oracle, Cl B	69,800	2,315
Paychex	25,003	1,016
Science Applications International *	31,286	1,056
Synopsys *	63,700	2,402
Tech Data *	30,000	1,497
Total System Services	74,400	2,189
Western Union	84,787	1,582
Zebra Technologies, Cl A *	15,800	719

		73,603

Materials — 0.9%
Aptargroup	38,800	2,333
Ball	33,400	1,499
Barrick Gold	30,100	562
Compass Minerals International, Cl A	5,524	421
Silgan Holdings	45,200	2,124
Sonoco Products	26,000	1,013

		7,952

Telecommunication Services — 4.9%
AT&T	343,531	11,618
BCE	56,100	2,402
NTT DoCoMo ADR	260,300	4,222
Rogers Communications, Cl B	84,700	3,649
SBA Communications, Cl A *	16,800	1,352
SK Telecom ADR	191,000	4,336
TELUS	62,000	2,059
Verizon Communications	176,171	8,220
Vodafone Group ADR	99,900	3,514

		41,372

Utilities — 14.0%
AGL Resources	49,600	2,283
Alliant Energy	42,100	2,086
Ameren	71,700	2,498
American Electric Power	130,309	5,649
American States Water	62,800	1,731
American Water Works	170,913	7,055
Atmos Energy	94,500	4,025
Avista	49,700	1,312
Cleco	39,800	1,785
CMS Energy	56,666	1,491
Consolidated Edison	207,529	11,443
DTE Energy	138,874	9,163

2	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Schedule of Investments

U. S. Managed Volatility Fund

September 30, 2013

	Shares/
Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Edison International	258,411	$11,902
Entergy	39,200	2,477
Exelon	150,400	4,458
Great Plains Energy	42,000	932
Hawaiian Electric Industries	25,213	633
Idacorp, Cl A	35,100	1,699
Integrys Energy Group	7,488	419
ITC Holdings	6,046	568
NextEra Energy	19,335	1,550
NV Energy	85,100	2,009
PG&E	118,300	4,841
Pinnacle West Capital	33,375	1,827
Portland General Electric	111,200	3,139
PPL	166,600	5,061
Public Service Enterprise Group	148,400	4,887
SCANA	69,043	3,179
Southern	100,131	4,123
UGI	68,793	2,692
Vectren	111,161	3,707
WGL Holdings	35,800	1,529
Wisconsin Energy	125,445	5,065
Xcel Energy	80,838	2,232

		119,450

Total Common Stock (Cost $664,243) ($ Thousands)		815,234

CASH EQUIVALENT — 4.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**††	35,766,679	35,767

Total Cash Equivalent (Cost $35,767) ($ Thousands)		35,767

U.S. TREASURY OBLIGATIONS (A) (B) — 0.2%
U.S. Treasury Bills
0.094%, 02/06/14	$366	366
0.040%, 01/09/14	1,025	1,025

Total U.S. Treasury Obligations (Cost $1,391) ($ Thousands)		1,391

Total Investments — 100.0% (Cost $701,401) ($ Thousands)		$852,392

A list of the open futures contracts held by the Fund at September 30, 2013, is as follows:

	Number of		Unrealized
Type of Contract	Contracts Long	Expiration Date	Depreciation ($ Thousands)
S&P 500 Index E-MINI	277	Dec-2013	$(112)

For the year ended September 30, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $852,349 ($Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of September 30, 2013.
†	Real Estate Investment Trust.
††	Investment in Affiliated Security.
(A)	Security, or portion thereof has been pledged as collateral on open futures contracts.
(B)	The rate reported is the effective yield at the time of purchase.

ADR — American Depositary Receipt

Cl — Class

S&P — Standard & Poor’s

The following is a list of the level of inputs used as of September 30, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$815,234	$—	$—	$815,234
Cash Equivalent	35,767	—	—	35,767
U.S. Treasury Obligations	—	1,391	—	1,391

Total Investments in Securities	$851,001	$1,391	$—	$852,392

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Depreciation	$(112)	$—	$—	$(112)

Total Other Financial Instruments	$(112)	$—	$—	$(112)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the year ended September 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended September 30, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

3	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Schedule of Investments

Global Managed Volatility Fund

September 30, 2013

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK — 91.4%
Australia — 6.5%
AGL Energy	126,241	$1,820
Amcor	260,481	2,548
CFS Retail Property Trust Group †	1,078,442	2,017
Coca-Cola Amatil	917,571	10,519
Computershare	74,128	687
CSL	192,070	11,494
GPT Group †	718,368	2,338
Hansen Technologies	41,039	39
Incitec Pivot	301,104	757
Insurance Australia Group	217,675	1,195
Metcash, Cl A	2,037,098	6,095
Ramsay Health Care	18,735	634
Sonic Healthcare	199,393	3,019
SP AusNet, Cl Miscellaneous	3,208,284	3,600
Sydney Airport	974,523	3,581
Tabcorp Holdings	812,641	2,492
Tatts Group	2,199,095	6,375
Telstra, Cl B	1,553,284	7,218
Transurban Group	192,804	1,226
Treasury Wine Estates	509,449	2,105
Wesfarmers	47,840	1,840
Westfield Group †	495,025	5,096
Westfield Retail Trust †	1,241,252	3,447
Woolworths	332,164	10,871

		91,013

Austria — 0.1%
Oesterreichische Post	20,933	952

		952

Belgium — 0.3%
Belgacom	127,879	3,402
Mobistar	6,115	104

		3,506

Canada — 11.5%
Alimentation Couche Tard, Cl B	31,000	1,937
Bank of Montreal	142,000	9,498
BCE	325,318	13,906
Bell Aliant	294,369	7,346
Canadian Imperial Bank of Commerce	142,100	11,344
Canadian National Railway	17,400	1,767
Canadian Tire, Cl A	93,800	8,325
Canadian Utilities, Cl A	17,600	607
Cash Store Financial Services, Cl A	5,200	9
CGI Group, Cl A *	65,200	2,293
CI Financial	4,300	130
Dollarama	56,900	4,634
Emera	72,400	2,098
Empire, Cl A	51,800	3,748
EnerCare	15,822	150
Fairfax Financial Holdings	1,600	648
First Capital Realty	65,900	1,085
Fortis, Cl Common Subscription Receipt	202,400	6,161
George Weston	63,300	4,989
H&R †	125,700	2,591
Imperial Oil	1,400	62

		Market Value
Description	Shares	($ Thousands)
Intact Financial, Cl Common Subscription Receipt	73,100	$4,394
K-Bro Linen	4,265	136
Laurentian Bank of Canada	3,600	157
Manitoba Telecom Services	250,000	7,990
Metro, Cl A	225,000	14,103
Morguard †	28,100	447
National Bank of Canada	146,800	12,149
North West	42,892	983
Premium Brands Holdings	4,500	84
RioCan †	244,100	5,771
Rogers Communications, Cl B	176,600	7,609
Rogers Sugar	46,402	260
Saputo	135,700	6,452
Shoppers Drug Mart, Cl B	43,400	2,505
TELUS	132,000	4,384
Tim Hortons	117,100	6,806
TransCanada	77,700	3,420
Valener	33,226	509

		161,487

Cayman Islands — 0.0%
Fresh Del Monte Produce	5,562	165

		165

Denmark — 2.5%
Coloplast A/S, Cl B	195,722	11,151
GN Store Nord	31,252	658
H Lundbeck, Cl H	47,331	1,032
Novo Nordisk, Cl B	33,534	5,697
Royal UNIBREW	13,388	1,592
SimCorp	16,400	552
TDC	1,001,473	8,479
Topdanmark *	224,179	5,778

		34,939

Finland — 0.1%
Olvi, Cl A	1,700	59
Orion, Cl B	58,269	1,469

		1,528

France — 0.2%
Boiron	6,078	398
Bonduelle S.C.A.	6,128	149
Medica	13,305	332
Societe BIC	15,768	1,835
Societe De’Edition De Canal +	13,049	99
Tessi	682	85
Vilmorin & Cie	3,938	479

		3,377

Germany — 1.1%
Constantin Medien *	14,561	33
Fielmann	40,237	4,263
Fresenius	62,528	7,772
Merck KGaA	4,433	692
Suedzucker	108,969	3,213

		15,973

Guernsey — 0.6%
Amdocs	222,273	8,144

		8,144

1	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Schedule of Investments

Global Managed Volatility Fund

September 30, 2013

		Market Value
Description	Shares	($ Thousands)
Hong Kong — 2.4%
Cheung Kong Infrastructure Holdings	591,000	$4,096
CLP Holdings, Cl B	1,384,000	11,270
Link †	1,496,500	7,342
PCCW	1,507,000	667
Power Assets Holdings	983,000	8,797
Prosperity †	586,000	181
Sunlight †	590,000	231
Transport International Holdings, Cl B	14,000	31
Yue Yuen Industrial Holdings	434,000	1,212

		33,827

Ireland — 0.4%
ICON *	31,233	1,278
Kerry Group, Cl A	14,861	904
Ryanair Holdings	468,879	4,006

		6,188

Israel — 1.2%
Azrieli Group	63,154	2,004
Check Point Software Technologies *	85,810	4,853
Formula Systems 1985	3,851	97
Given Imaging *	22,493	433
Ituran Location and Control	6,055	113
Osem Investments	39,949	892
Strauss Group	29,468	518
Teva Pharmaceutical Industries	205,328	7,728

		16,638

Italy — 0.1%
CSP International Fashion Group	1,207	2
Snam Rete Gas	335,639	1,701

		1,703

Japan — 9.8%
ABC-Mart, Cl H	5,400	263
Aeon, Cl H	195,100	2,686
Ajis	1,300	18
Alfresa Holdings	52,500	2,707
Alpen	19,900	413
Artnature	3,900	81
Benesse, Cl A	27,800	1,011
Can Do	50,700	888
Coca-Cola West	40,000	799
Doutor Nichires Holdings	30,100	528
Duskin	30,300	607
Dydo Drinco	56,000	2,297
FamilyMart, Cl H	117,600	5,088
Fancl	240,200	2,925
Geo	8,100	76
Hakuhodo DY Holdings	280,500	2,087
Hiday Hidaka	3,720	83
House Foods Group	189,700	2,948
Ito En	174,900	3,977
Itochu Techno-Solutions	4,700	167
Itochu-Shokuhin	3,900	130
J-Oil Mills	56,000	179
Kao	66,100	2,061
Kappa Create Holdings	24,200	464

		Market Value
Description	Shares	($ Thousands)
Kasumi	16,300	$103
Kewpie	499,700	7,939
KEY Coffee	16,900	269
Kissei Pharmaceutical	14,100	323
Kobayashi Pharmaceutical	51,300	2,938
Kokuyo	12,900	101
Kose	180,200	5,216
Kura	22,100	368
Kyokuyo	64,000	185
Lawson	52,700	4,130
Lion, Cl H	1,153,400	7,029
Mandom	33,200	1,161
Marudai Food	82,000	266
Matsumotokiyoshi Holdings	92,500	2,993
Matsuya Foods	16,600	263
Maxvalu Tokai	3,300	45
McDonald’s Holdings Japan	283,400	7,821
Medipal Holdings	67,300	831
Megmilk Snow Brand	43,000	636
MEIJI Holdings	10,000	547
Milbon	4,300	176
Ministop	76,300	1,190
Morinaga	177,000	381
Morinaga Milk Industry	285,025	901
MOS Food Services	28,000	552
Namco Bandai Holdings	107,700	2,014
Nihon Shokuhin Kako	2,000	8
Nippon Flour Mills	98,000	492
Nippon Telegraph & Telephone	40,500	2,097
Nisshin Oillio Group	134,000	466
Nissin Food Products	16,100	661
Noevir Holdings	38,800	664
NTT DOCOMO	708,100	11,488
Ohsho Food Service	21,000	703
Oracle Japan	53,000	1,977
Oriental Land	5,100	843
Osaka Gas	571,000	2,432
Otsuka	21,600	2,756
Otsuka Holdings	377,800	10,958
Park24	70,300	1,250
Plenus	8,900	171
Rock Field	27,700	549
Royal Holdings	45,100	718
Saizeriya	10,900	146
Shimachu	73,000	1,811
Shizuoka Gas	30,000	204
Sogo Medical	3,500	134
St. Marc Holdings	10,200	516
Starbucks Coffee Japan	58,400	702
Suzuken	143,300	4,717
TKC	8,200	142
Tokai	9,200	247
USS	37,800	547
Watami Food Services *	9,600	162
Yamazaki Baking	669,000	7,227
Yoshinoya Holdings	155,400	1,821

		137,470

Netherlands — 0.1%
Koninklijke Vopak	4,473	256
Royal Dutch Shell, Cl A	51,173	1,689

		1,945

2	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Schedule of Investments

Global Managed Volatility Fund

September 30, 2013

		Market Value
Description	Shares	($ Thousands)
New Zealand — 1.0%
Argosy Property	181,940	$142
Auckland International Airport	1,138,925	3,145
Chorus	234,488	527
Contact Energy	224,546	1,011
Fisher & Paykel Healthcare	51,948	156
Infratil	102,751	212
Port of Tauranga	37,108	428
Restaurant Brands New Zealand	21,157	50
Ryman Healthcare	74,405	431
Sky City Entertainment Group	299,882	1,002
Sky Network Television	241,603	1,171
Summerset Group Holdings	69,427	182
Telecom Corp of New Zealand	2,751,194	5,328
Trade Me Group, Cl H	46,016	175

		13,960

Norway — 2.5%
Orkla	960,333	6,994
Statoil	659,503	14,968
Telenor	553,074	12,635

		34,597

Portugal — 0.5%
EDP—Energias de Portugal	1,500,551	5,484
Portucel	122,445	445
Semapa-Sociedade de Investimento e Gestao	25,343	238
Sonaecom—SGPS	212,068	590

		6,757

Singapore — 2.5%
Ascendas †	752,000	1,367
CapitaCommercial Trust †	1,981,000	2,289
CapitaMall Trust †	781,000	1,220
ComfortDelGro	306,000	480
First †	140,000	125
Mapletree Industrial Trust †	395,000	425
Metro Holdings	73,539	50
MobileOne	1,251,000	3,270
Sabana Shari’ah Compliant Industrial, Cl REIT †	1,149,000	984
SATS	278,000	722
Singapore Airlines	183,000	1,523
Singapore Post	2,180,000	2,198
Singapore Press Holdings	951,000	3,115
Singapore Telecommunications	2,449,000	7,280
StarHub	2,770,000	9,471
Wilmar International	285,000	720

		35,239

Spain — 0.0%
Ebro Foods	7,663	173
Enagas	9,726	239

		412

Sweden — 1.1%
Acando	2,014	4
Axfood	128,061	6,258
Industrial & Financial Systems, Cl B	2,250	58
Millicom International Cellular	4,333	383

		Market Value
Description	Shares	($ Thousands)
TeliaSonera	1,162,718	$8,914

		15,617

Switzerland — 3.7%
Allreal Holding, Cl A	25,943	3,606
Aryzta	23,146	1,547
Basler Kantonalbank, Cl H	2,216	192
Bell	46	114
Emmi	1,224	365
Galenica	6,445	5,460
Intershop Holdings	392	142
Lindt & Spruengli	8	380
Mobilezone Holding	28,743	313
Mobimo Holding *	7,815	1,634
Nestle	103,382	7,231
Novartis	104,858	8,059
Orior	660	37
PSP Swiss Property	95,057	8,252
Siegfried Holding	5,821	943
Swiss Prime Site, Cl H	65,779	5,089
Swisscom	18,110	8,704

		52,068

United Kingdom — 12.3%
Admiral Group	12,237	244
Associated British Foods	279,126	8,480
AstraZeneca	316,366	16,474
British American Tobacco	139,620	7,408
British Sky Broadcasting Group	285,606	4,024
Centrica	1,819,047	10,891
Cranswick	60,855	1,155
Dairy Crest Group	18,916	140
Dignity PLC *	8,671	204
Direct Line Insurance Group	105,694	365
Genus	12,272	285
GlaxoSmithKline	442,067	11,150
Greggs	477,871	3,278
Imperial Tobacco Group	435,957	16,146
J Sainsbury	1,954,659	12,392
JD Sports Fashion	2,922	50
National Grid	86,856	1,027
Next, Cl A	136,540	11,410
Reckitt Benckiser Group	102,525	7,505
Royal Dutch Shell, Cl A	219,502	7,251
Sage Group	11,841	63
Smith & Nephew	696,396	8,695
SSE	392,889	9,378
Synergy Health	46,324	822
Tate & Lyle	669,562	7,986
Unilever	288,137	11,385
Vodafone Group	119,037	416
WM Morrison Supermarkets	2,887,513	13,093

		171,717

United States — 30.7%
ALLETE	18,303	884
Altria Group	170,256	5,848
American Electric Power	180,979	7,845
American Water Works	7,394	305
AmerisourceBergen	218,449	13,347
Annaly Capital Management †	248,433	2,877
AT&T	329,962	11,159
Autozone *	24,920	10,534

3	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Schedule of Investments

Global Managed Volatility Fund

September 30, 2013

		Market Value
Description	Shares	($ Thousands)
Baxter International	56,362	$3,702
Becton Dickinson	80,901	8,092
Campbell Soup	112,754	4,590
Capitol Federal Financial	649,054	8,068
Cardinal Health	8,970	468
CenturyTel	242,664	7,615
Church & Dwight	123,873	7,438
Cleco	23,419	1,050
Clorox	212,777	17,388
Colgate-Palmolive	129,732	7,693
ConAgra Foods	18,504	561
Consolidated Edison	144,404	7,962
Constellium, Cl A *	17,864	347
Costamare	46,986	828
Dollar General *	2,719	153
Dr Pepper Snapple Group	105,069	4,709
DST Systems	20,883	1,575
DTE Energy	115,626	7,629
Edison International	226,392	10,428
El Paso Electric, Cl A	52,848	1,765
Eli Lilly	17,204	866
Empire District Electric	217,483	4,711
Entergy	61,927	3,913
General Mills, Cl A	404,921	19,404
Great Plains Energy	166,208	3,690
Gyrodyne of America, Cl A †	8,808	659
Hawaiian Electric Industries	58,162	1,460
Henry Schein *	49,156	5,098
Hershey	144,703	13,385
Hormel Foods	167,704	7,064
Idacorp, Cl A	40,064	1,939
Jack Henry & Associates	82,291	4,247
JM Smucker	80,383	8,443
Johnson & Johnson	200,967	17,422
Kellogg	118,738	6,974
Kimberly-Clark	209,645	19,753
Laboratory Corp of America Holdings *	22,636	2,244
Liberty Media—Interactive, Cl A *	16,493	387
McKesson	56,606	7,263
Medcath	43,046	59
Merck	22,783	1,085
MGE Energy	2,536	138
Oil-Dri Corp of America	3,429	116
Orchids Paper Products	11,199	310
Otter Tail	36,228	1,000
Owens & Minor	59,769	2,067
Patterson	20,708	832
PDL BioPharma	101,440	809
PepsiCo	132,010	10,495
PetSmart	86,518	6,598
Pfizer	392,040	11,255
Pinnacle West Capital	149,598	8,189
Portland General Electric	264,427	7,465
PPL	179,340	5,448
Procter & Gamble	98,529	7,448
Reading International, Cl A *	16,183	106
ResMed	73,492	3,882
Retail Opportunity Investments †	235,655	3,257
Rockville Financial	42,561	553

	Shares/
Description	Face Amount (Thousands)(1)	Market Value ($ Thousands)
SCANA	13,303	$613
Seneca Foods, Cl A *	6,087	183
Simplicity Bancorp	5,945	93
Southern	423,040	17,421
Target, Cl A	89,335	5,716
Territorial Bancorp	7,233	159
TJX	15,139	854
UIL Holdings	47,625	1,771
Unitil	48,505	1,420
Universal	62,389	3,178
UNS Energy	160,201	7,468
Vector Group	338,674	5,453
Vectren	50,560	1,686
Wal-Mart Stores	165,441	12,236
Weis Markets	28,796	1,409
Westar Energy, Cl A	253,626	7,774
Xcel Energy	282,081	7,788

		430,116

Total Common Stock (Cost $1,162,418) ($ Thousands)		1,279,338

PREFERRED STOCK — 0.0%
United States — 0.0%
Wachovia Preferred Funding †	5,113	133
Total Preferred Stock (Cost $139) ($ Thousands)		133

CASH EQUIVALENT — 4.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**††	64,403,470	64,403

Total Cash Equivalent (Cost $64,403) ($ Thousands)		64,403

TIME DEPOSITS — 0.8%
Brown Brothers Harriman
1.698%, 10/01/2013 AUD	622	581
1.650%, 10/01/2013 NZD	7	6
0.672%, 10/01/2013 NOK	1	—
0.400%, 10/01/2013 CAD	304	296
0.250%, 10/01/2013 SEK	1	—
0.106%, 10/01/2013 GBP	352	570
0.030%, 10/01/2013	8,598	8,598
0.019%, 10/01/2013 EUR	—	—
0.005%, 10/01/2013 HKD	5,863	756
0.005%, 10/01/2013 JPY	1,432	15
0.005%, 10/01/2013 SGD	150	119
0.001%, 10/01/2013 CHF	—	—

Total Time Deposits (Cost $10,941) ($ Thousands)		10,941

4	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Schedule of Investments

Global Managed Volatility Fund

September 30, 2013

	Face Amount	Market Value
Description	($ Thousands)	($ Thousands)
U.S. TREASURY OBLIGATIONS (A) — 0.2%
U.S. Treasury Bills	$76	$76
0.071%, 7/24/2014
0.054%, 2/6/2014(B)	2,860	2,860

Total U.S. Treasury Obligations (Cost $ 2,936) ($ Thousands)		2,936

Total Investments — 97.0% (Cost $ 1,240,837) ($ Thousands)		$1,357,751

A list of the open futures contracts held by the Fund at September 30, 2013, is as follows:

			Unrealized
	Number of		Appreciation
Type of Contract	Contracts Long	Expiration Date	(Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	262	Dec-2013	$(11)
FTSE 100 Index	89	Dec-2013	(118)
Hang Seng Index	8	Oct-2013	(20)
S&P 500 Index E-MINI	498	Dec-2013	(146)
SPI 200 Index	20	Dec-2013	(20)
Topix Index	35	Dec-2013	55

			$(260)

For the year ended September 30, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the year.

					Unrealized Appreciation (Depreciation) ($ Thousands)

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)
10/30/13	AUD	118,371	USD	110,601	$171
10/30/13	CAD	169,608	USD	164,620	(299)
10/30/13	CHF	49,170	USD	53,970	(435)
10/30/13	DKK	207,544	USD	37,594	(92)
10/30/13	EUR	28,542	USD	38,554	(81)
10/30/13	GBP	115,237	USD	185,106	(1,442)
10/30/13	HKD	289,152	USD	37,290	—
10/30/13	JPY	15,563,959	USD	157,750	(915)
10/30/13	NOK	210,122	USD	34,876	(33)
10/30/13	NZD	14,717	USD	12,111	(119)
10/30/13	SEK	101,396	USD	15,759	(20)
10/30/13	SGD	45,427	USD	36,216	(1)
10/30/13	USD	1,141	AUD	1,222	(1)
10/30/13	USD	1,112	CAD	1,144	1
10/30/13	USD	615	CHF	557	2
10/30/13	USD	290	DKK	1,597	—
10/30/13	USD	290	EUR	214	—
10/30/13	USD	2,919	GBP	1,809	10
10/30/13	USD	214	HKD	1,661	—
10/30/13	USD	1,937	JPY	190,174	1
10/30/13	USD	366	NOK	2,196	(1)
10/30/13	USD	208	NZD	251	1
10/30/13	USD	114	SEK	733	—
10/30/13	USD	209	SGD	262	—

					$(3,253)

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at September 30, 2013, is as follows:

	Currency to	Currency to	Unrealized
Counterparty	Deliver ($ Thousands)	Receive ($ Thousands)	Depreciation ($ Thousands)
Brown Brothers Harriman	($897,127)	$893,874	$(3,253)

For the year ended September 30, 2013, the total amount of all open forward currency contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the year.

Percentages are based on Net Assets of $1,400,270 ($Thousands).

(1)	In U.S. Dollars unless otherwise indicated.
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of September 30, 2013.
†	Real Estate Investment Trust.
††	Investment in Affiliated Security.
(A)	The rate reported is the effective yield at the time of purchase.
(B)	Security, or portion thereof has been pledged as collateral on open futures contracts.

AUD — Australia Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DJ — Dow Jones

DKK — Denmark Krone

EUR — Euro

FTSE — Financial Times and the London Stock Exchange

GBP — British Pound

HKD — Hong Kong Dollar

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

S&P — Standard & Poor’s

SEK — Sweden Krona

SGD — Singapore Dollar

SPI — Swiss Performance Index

USD — United States Dollar

The following is a list of the level of inputs used as of September 30, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	1,279,338	—	—	1,279,338
Preferred Stock	133	—	—	133
Cash Equivalent	64,403	—	—	64,403
Time Deposits	—	10,941	—	10,941
U.S. Treasury Obligations	—	2,936	—	2,936

Total Investments in Securities	$1,343,874	$13,877	$—	$1,357,751

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$55	$—	$—	$55
Unrealized Depreciation	(315)	—	—	(315)
Forwards Contracts*	—	—	—	—
Unrealized Appreciation	—	186	—	186
Unrealized Depreciation	—	(3,439)	—	(3,439)

Total Other Financial Instruments	$(260)	$(3,253)	$—	$(3,513)

*	Futures contracts and Forwards are valued at the unrealized appreciation (depreciation) on the instrument.

For the year ended September 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended September 30, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $ 0 or have been rounded to $ 0.

5	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Schedule of Investments

Tax - Managed Managed Volatility Fund

September 30 , 2013

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK — 93.9%
Consumer Discretionary — 5.3%
Aaron’s	41,200	$1,141
Advance Auto Parts	7,500	620
Big Lots *	16,600	616
Canadian Tire, Cl A	24,100	2,139
Cinemark Holdings	27,000	857
Cogeco Cable	10,500	495
Cracker Barrel Old Country Store	11,300	1,166
DIRECTV *	54,100	3,233
Dollar General *	8,319	470
Genuine Parts	4,800	388
H&R Block	58,700	1,565
Hasbro	37,800	1,782
Jarden *	10,350	501
Kohl’s	43,600	2,256
Madison Square Garden, Cl A *	26,800	1,556
McDonald’s	32,228	3,101
Regal Entertainment Group, Cl A	52,000	987
Scripps Networks Interactive, Cl A	13,900	1,086
Shaw Communications, Cl B	67,700	1,573
Target, Cl A	70,723	4,525
Time Warner Cable, Cl A	18,400	2,053
Washington Post, Cl B	1,500	917

		33,027

Consumer Staples — 20.2%
Altria Group	117,388	4,032
Archer-Daniels-Midland	38,400	1,415
Brown-Forman, Cl B	41,287	2,813
Cal-Maine Foods	34,300	1,650
Campbell Soup	9,108	371
Church & Dwight	87,004	5,225
Clorox	36,583	2,989
Coca-Cola Enterprises	49,400	1,985
Colgate-Palmolive	68,913	4,086
ConAgra Foods	102,922	3,123
Costco Wholesale	44,096	5,076
CVS Caremark	68,900	3,910
Dr Pepper Snapple Group	35,300	1,582
Energizer Holdings	16,200	1,477
Flowers Foods	74,250	1,592
General Mills, Cl A	88,908	4,260
Harris Teeter Supermarkets	15,800	777
Hershey	64,957	6,008
Hormel Foods	138,034	5,814
JM Smucker	40,285	4,231
Kellogg	48,147	2,828
Kimberly-Clark	47,039	4,432
Kroger	138,516	5,588
Lorillard	129,979	5,821
McCormick	55,986	3,622
Metro, Cl A	35,000	2,194
Molson Coors Brewing, Cl B	35,200	1,765
PepsiCo	41,557	3,304
Philip Morris International	38,511	3,335
Procter & Gamble	52,073	3,936
Reynolds American	87,275	4,257
Safeway	128,800	4,120
TreeHouse Foods *	17,700	1,183
Tyson Foods, Cl A	81,000	2,291

		Market Value
Description	Shares	($ Thousands)
Universal	16,000	$815
Walgreen	74,500	4,008
Wal-Mart Stores	129,082	9,547

		125,462

Energy — 3.3%
Chevron	42,900	5,212
ConocoPhillips	50,300	3,496
Core Laboratories	3,300	559
Diamond Offshore Drilling	22,100	1,377
Exxon Mobil	87,000	7,486
Imperial Oil	25,600	1,125
TransCanada	34,200	1,503

		20,758

Financials — 17.8%
Alleghany *	4,000	1,639
Allied World Assurance Holdings	22,231	2,210
Allstate	38,400	1,941
American Campus Communities †	48,800	1,667
American Capital Agency, Cl A †	38,300	865
American Financial Group	41,500	2,243
Arch Capital Group *	54,338	2,941
Axis Capital Holdings	43,200	1,871
Canadian Imperial Bank of Commerce	31,000	2,475
Capitol Federal Financial	353,221	4,391
CBOE Holdings	34,100	1,542
Chubb	34,200	3,053
Cullen/Frost Bankers	44,259	3,122
Endurance Specialty Holdings	20,100	1,080
Equity Lifestyle Properties †	45,400	1,551
Erie Indemnity, Cl A	14,400	1,044
Essex Property Trust †	4,200	620
Everest Re Group	30,573	4,446
First Niagara Financial Group	157,700	1,635
Genworth MI Canada	23,900	674
Government Properties Income Trust, Cl A †	55,900	1,338
Hancock Holding, Cl A	20,100	631
Hanover Insurance Group, Cl A	17,900	990
HCC Insurance Holdings	95,000	4,163
Home Properties †	43,825	2,531
Maiden Holdings	62,300	736
MFA Financial †	126,200	940
Mid-America Apartment Communities †	37,744	2,359
National Bank of Canada	35,700	2,955
National Retail Properties †	34,456	1,096
PartnerRe	72,979	6,680
PennyMac Mortgage Investment Trust †	50,500	1,145
People’s United Financial	253,013	3,638
Piedmont Office Realty Trust, Cl A †	94,900	1,648
Platinum Underwriters Holdings	22,400	1,338
Primerica	33,600	1,355
ProAssurance	11,919	537
Prosperity Bancshares	29,500	1,824
Public Storage †	7,041	1,131
Realty Income †	25,400	1,010
RenaissanceRe Holdings	94,358	8,542
Senior Housing Properties Trust †	74,200	1,732

1	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Schedule of Investments

Tax - Managed Managed Volatility Fund

September 30, 2013

		Market Value
Description	Shares	($ Thousands)
Signature Bank NY, Cl B *	18,500	$1,693
Silver Bay Realty Trust †	4,355	68
Tanger Factory Outlet Centers †	126,106	4,117
TFS Financial *	230,986	2,765
Tower Group International	18,921	132
Travelers	49,800	4,222
Two Harbors Investment †	140,000	1,359
Validus Holdings	96,100	3,554
White Mountains Insurance Group	6,075	3,448

		110,687

Health Care — 14.6%
Abbott Laboratories	85,760	2,846
AbbVie	105,427	4,716
Actavis *	12,200	1,757
Aetna, Cl A	37,500	2,401
AmerisourceBergen	76,437	4,670
Amgen, Cl A	48,800	5,463
AstraZeneca ADR	53,600	2,783
Baxter International	30,200	1,984
Becton Dickinson	22,400	2,241
Cardinal Health	35,300	1,841
Celgene, Cl A *	11,500	1,770
Cooper, Cl A	2,400	311
Cubist Pharmaceuticals *	26,600	1,690
Eli Lilly	44,380	2,234
Greatbatch *	21,800	742
Humana	11,900	1,111
Johnson & Johnson	135,163	11,717
Laboratory Corp of America Holdings *	9,000	892
Magellan Health Services *	13,600	815
McKesson	31,900	4,093
Medtronic	29,000	1,544
Merck	96,500	4,594
Owens & Minor	12,500	432
Patterson	33,200	1,335
PDL BioPharma	96,900	772
Perrigo	31,664	3,907
Pfizer	169,600	4,869
Quest Diagnostics	51,700	3,195
St. Jude Medical	24,200	1,298
Techne, Cl A	43,892	3,514
United Therapeutics *	26,300	2,074
UnitedHealth Group	36,500	2,614
WellPoint	18,100	1,513
Zimmer Holdings	36,400	2,990

		90,728

Industrials — 7.3%
Alliant Techsystems	44,200	4,312
C.H. Robinson Worldwide	27,900	1,662
Copa Holdings, Cl A	12,080	1,675
Dun & Bradstreet	12,300	1,277
FTI Consulting *	19,800	749
General Dynamics	22,900	2,004
L-3 Communications Holdings	57,100	5,396
Landstar System	24,200	1,355
Leidos Holdings	51,425	2,341
Lockheed Martin	28,400	3,623
Northrop Grumman	55,500	5,287
Old Dominion Freight Line, Cl A *	38,200	1,757

		Market Value
Description	Shares	($ Thousands)
Raytheon	70,000	$5,395
Rollins	66,700	1,768
Stericycle, Cl A *	30,579	3,529
TransDigm Group *	11,500	1,595
Verisk Analytics, Cl A *	26,500	1,721
Watsco	3,600	339

		45,785

Information Technology — 7.4%
Activision Blizzard	95,600	1,594
Amdocs	129,100	4,730
Automatic Data Processing	42,846	3,101
Broadridge Financial Solutions	57,900	1,838
CA	48,400	1,436
CACI International, Cl A *	11,100	767
Cisco Systems	134,000	3,138
CSG Systems International	37,600	942
Flir Systems	51,100	1,604
Global Payments	33,200	1,696
Google, Cl A *	1,809	1,585
Harris	36,800	2,182
IAC	28,007	1,531
Ingram Micro, Cl A *	73,000	1,683
Intel	117,400	2,691
International Business Machines	22,343	4,138
Jack Henry & Associates	13,800	712
Microsoft	111,500	3,714
NeuStar, Cl A *	9,300	460
Oracle, Cl B	60,400	2,004
Science Applications International	29,386	992
Tech Data *	22,200	1,108
Total System Services	57,400	1,689
Visa, Cl A	902	172
Zebra Technologies, Cl A *	7,200	328

		45,835

Materials — 1.5%
Aptargroup	28,500	1,714
Ball	34,700	1,557
Barrick Gold	24,900	465
Bemis	42,300	1,650
Compass Minerals International, Cl A	18,200	1,388
Greif, Cl A	10,500	515
Silgan Holdings	32,400	1,523
Sonoco Products	14,500	564

		9,376

Telecommunication Services — 3.5%
AT&T	118,000	3,991
BCE	60,600	2,594
CenturyTel	20,379	639
NTT DoCoMo ADR	130,100	2,110
Rogers Communications, Cl B	68,600	2,956
SBA Communications, Cl A *	13,400	1,078
SK Telecom ADR	129,800	2,946
Verizon Communications	63,677	2,971
Vodafone Group ADR	67,300	2,368

		21,653

Utilities — 12.9%
AGL Resources	65,036	2,994
Alliant Energy	31,900	1,580

2	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Schedule of Investments

Tax - Managed Managed Volatility Fund

September 30, 2013

	Shares/ Face Amount	Market Value
Description	($ Thousands)	($ Thousands)
Ameren	60,200	$2,097
American Electric Power	81,000	3,511
American States Water	45,000	1,240
American Water Works	30,000	1,239
Atmos Energy	77,200	3,288
Avista	50,300	1,328
Cleco	24,700	1,108
Consolidated Edison	118,423	6,530
Dominion Resources	13,121	820
DTE Energy	61,757	4,075
Duke Energy	59,129	3,949
Edison International	105,400	4,855
Entergy	41,200	2,603
Great Plains Energy	35,600	790
Hawaiian Electric Industries	68,832	1,728
Idacorp, Cl A	24,800	1,200
ITC Holdings	25,114	2,357
Northeast Utilities	88,387	3,646
OGE Energy	66,619	2,404
PG&E	93,200	3,814
Pinnacle West Capital	30,700	1,680
Portland General Electric	64,100	1,810
PPL	53,000	1,610
Public Service Enterprise Group	90,700	2,987
SCANA	33,535	1,544
Southern	71,825	2,958
UGI	38,500	1,506
Vectren	73,380	2,447
WGL Holdings	21,500	918
Wisconsin Energy	135,904	5,488

		80,104

Total Common Stock (Cost $460,130) ($ Thousands)		583,415

CASH EQUIVALENT — 5.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**††	36,686,335	36,686

Total Cash Equivalent (Cost $36,686) ($ Thousands)		36,686

U.S. TREASURY OBLIGATIONS (A) (B) — 0.2%
U.S. Treasury Bills
0.060%, 2/6/2014	$427	427
0.040%, 1/9/2014	630	630

Total U.S. Treasury Obligations (Cost $1,057) ($ Thousands)		1,057

Total Investments — 99.9% (Cost $497,873) ($ Thousands)		$621,158

A list of the open futures contracts held by the Fund at September 30, 2013, are as follows:

	Number of		Unrealized
Type of	Contracts	Expiration	(Depreciation)
Contract	Long	Date	($ Thousands)
S&P 500 Index EMINI	235	Dec-2013	$(107)

For the year ended September 30, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $ 621,530 ($ Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of September 30, 2013.
†	Real Estate Investment Trust.
††	Investment in Affiliated Security.
(A)	Security, or portion thereof has been pledged as collateral on open futures contracts.
(B)	The rate reported is the effective yield at the time of purchase.

ADR — American Depositary Receipt

Cl — Class

S&P — Standard & Poor’s

The following is a list of the level of inputs used as of September 30, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$583,415	$—	$—	$583,415
U.S. Treasury Obligations	—	1,057	—	1,057
Cash Equivalent	36,686	—	—	36,686

Total Investments in Securities	$620,101	$1,057	$—	$621,158

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$—	$—	$—	$—
Unrealized Depreciation	(107)	—	—	(107)

Total Other Financial Instruments	$(107)	$—	$—	$(107)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the year ended September 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended September 30, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

3	SEI Institutional Managed Trust / Annual Report / September 30, 2013

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders

SEI Institutional Managed Trust:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of SEI Institutional Managed Trust (the Trust), comprised of the Large Cap Fund, Large Cap Value Fund, Large Cap Growth Fund, Tax-Managed Large Cap Fund, S&P 500 Index Fund, Small Cap Fund, Small Cap Value Fund, Small Cap Growth Fund, Tax-Managed Small/Mid Cap Fund, Mid-Cap Fund, U.S. Managed Volatility Fund, Global Managed Volatility Fund, Tax-Managed Managed Volatility Fund, Real Estate Fund, Enhanced Income Fund, Core Fixed Income Fund, U.S. Fixed Income Fund, High Yield Bond Fund, Real Return Fund, Multi-Strategy Alternative Fund, Multi-Asset Income Fund and the Multi-Asset Capital Stability Fund (twenty-two of the twenty-four funds comprising the Trust), and the accompanying consolidated financial statements of the Multi-Asset Accumulation Fund and the Multi-Asset Inflation Managed Fund (two of the twenty-four funds comprising the Trust) as of and for the year ended September 30, 2013, and have issued our unqualified report thereon dated November 27, 2013 (which report, financial statements and consolidated financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audits included an audit of the schedules of investments in securities and the consolidated schedules of investments in securities (collectively, the “Schedules”) of the funds comprising the Trust as of September 30, 2013 appearing in Item 6 of this Form N-CSR. These Schedules are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these Schedules based on our audits.

In our opinion, the Schedules referred to above, when read in conjunction with the financial statements and consolidated financial statements of the funds comprising the Trust referred to above, present fairly, in all material respects, the information set forth therein.

Philadelphia, Pennsylvania

November 27, 2013

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s Board of Trustees (the “Board”). Pursuant to the Committee’s Charter, adopted on June 18, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrants internal control over financial reporting.

Items 12. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional Managed Trust

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: December 6, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: December 6, 2013

By	/s/ Peter A. Rodriguez
Peter A. Rodriguez
Controller & CFO

Date: December 6, 2013